    As filed with the Securities and Exchange Commission on April 28th, 2003
                                                  Commission File Nos. 333-86046
                                                                        811-3199

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [ ]

                 Pre-Effective Amendment No. __                          [ ]
                 Post-Effective Amendment No. 2                          [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                 Amendment No. 84                                        [X]

                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                     KEMPER INVESTORS LIFE INSURANCE COMPANY
                               (Name of Depositor)

   1600 McConnor Parkway, Schaumburg, Illinois              60196-6801
(Address of Depositor's Principal Executive Offices)        (Zip Code)

  Depositor's Telephone Number, including Area Code:      (847) 874-4000

                             Debra P. Rezabek, Esq.
                              1600 McConnor Parkway
                           Schaumburg, Illinois 60196
                     (Name and Address of Agent for Service)

                                   Copies To:
     Frank Julian, Esq.                             Joan E. Boros, Esq.
 Kemper Investors Life Insurance Company              Jorden Burt LLP
    1600 McConnor Parkway                    1025 Thomas Jefferson Street, N.W.
    Schaumburg, Illinois 60196                          Suite 400E
                                                   Washington, D.C. 20007

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [X] on May 1, 2003 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:
     Variable portion of individual and group flexible premium modified guaranteed, fixed and variable deferred annuity contracts.

     No filing fee is due because an indefinite number of shares is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

                                EXPLANATORY NOTE
                                ----------------


This amendment to the registration statement on Form N-4 includes two prospectuses describing Individual and Group Flexible Premium, Modified Guaranteed, Fixed and Variable Deferred Annuity Contracts which are substantially identical, except that the Contract described in the second prospectus makes available to Contract owners different investment subaccounts of Registrant than does the Contract described in the original prospectus.

                              CROSS-REFERENCE SHEET
                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                       REGISTRATION STATEMENT ON FORM N-4

N-4 ITEM                                                                     CAPTION IN PROSPECTUS
PART A
         Item 1.      Cover Page..........................................   Facing Page and Outside Front Cover Page of Prospectus
         Item 2.      Definitions.........................................   Definitions
         Item 3.      Synopsis............................................   Summary; Summary of Expenses
         Item 4.      Condensed Financial Information.....................   Not Applicable
         Item 5.      General Description of Registrant, Depositor and
                      Portfolio Companies.................................   KILICO, the Separate Account and the Funds; The MVA
                                                                             and Fixed Account Options; Voting Rights
         Item 6.      Deductions and Expenses.............................   Contract Charges and Expenses
         Item 7.      General Description of Variable Annuity Contracts...   The Contracts
         Item 8.      Annuity Period......................................   The Annuity Period
         Item 9.      Death Benefit.......................................   The Annuity Period; The
                      ....................................................   Accumulation Period
         Item 10.     Purchases and Contract Value........................   KILICO, the Separate Account and the Funds; The MVA
                                                                             and Fixed Account Options; The Contracts
         Item 11.     Redemptions.........................................   The Contracts; The Accumulation
                      ....................................................   Period
         Item 12.     Taxes...............................................   Federal Income Taxes
         Item 13.     Legal Proceedings...................................   Legal Matters
         Item 14.     Table of Contents of the Statement of
                      Additional Information..............................   Table of Contents-Statement of Additional Information

N-4 ITEM                                                                     CAPTION IN SAI
PART B
         Item 15.     Cover Page..........................................   Cover Page
         Item 16.     Table of Contents...................................   Table of Contents
         Item 17.     General Information and History.....................   Not Applicable
         Item 18.     Services............................................   Services to the Separate Account
         Item 19.     Purchase of Securities Being Offered................   Not Applicable
         Item 20.     Underwriters........................................   Services to the Separate Account
         Item 21.     Calculation of Performance Data.....................   Performance Information of
                      ....................................................   Subaccounts
         Item 22.     Annuity Payments....................................   Not Applicable
         Item 23.     Financial Statements................................   Financial Statements
PART C
         Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                                PROSPECTUS FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
 INDIVIDUAL AND GROUP FLEXIBLE PREMIUM MODIFIED GUARANTEED, FIXED AND VARIABLE
                          DEFERRED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                         SCUDDER ZS4 VARIABLE ANNUITY

                                   Issued By
                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      and
                    KEMPER INVESTORS LIFE INSURANCE COMPANY


   This Prospectus describes Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contracts (the "Contract(s)") offered by Kemper Investors Life Insurance Company ("KILICO"). The Contract is designed to provide annuity benefits for retirement that may or may not qualify for certain federal tax advantages. The Contracts may be purchased by natural persons or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval. Depending on particular state requirements, the Contracts may be issued on a group or individual basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract. For purposes of this Prospectus, the term "Contract" refers both to certificates and to individual annuity contracts.



   You may allocate purchase payments to one or more of the Subaccount options, the Fixed Account option or the modified guaranteed option referred to in the Prospectus as the Market Value Adjustment ("MVA") option. The Contract currently offers 41 variable options, each of which is a Subaccount of KILICO Variable Annuity Separate Account. Currently, you may choose among Subaccounts that invest in the following Portfolios or Funds:



The Alger American Fund (Class S Shares):              . Scudder Global Blue Chip
.. Alger American Balanced Portfolio                    . Scudder Government Securities
.. Alger American Leveraged AllCap Portfolio            . Scudder Growth
Credit Suisse Trust:                                   . Scudder High Income (formerly Scudder High Yield)
.. Credit Suisse Trust-Emerging Markets Portfolio       . Scudder International Select Equity
.. Credit Suisse Trust-Global Post-Venture Capital      . Scudder Money Market
   Portfolio                                           . Scudder Small Cap Growth
Dreyfus Investment Portfolios (Service Shares):        . Scudder Strategic Income Portfolio
.. MidCap Stock ("Dreyfus IP MidCap Stock")             . Scudder Technology Growth
The Dreyfus Socially Responsible Growth Fund, Inc.     . Scudder Total Return
(Service Shares)                                       . SVS Davis Venture Value
INVESCO Variable Investment Funds, Inc.:               . SVS Dreman Financial Services
.. INVESCO VIF-Utilities Fund                           . SVS Dreman High Return Equity
Scudder Variable Series I (Class B Shares):            . SVS Dreman Small Cap Value
.. Scudder 21st Century Growth                          . SVS Eagle Focused Large Cap Growth
.. Scudder Capital Growth                               . SVS Focus Value+Growth
.. Scudder Global Discovery                             . SVS Index 500
.. Scudder Growth and Income                            . SVS INVESCO Dynamic Growth
.. Scudder Health Sciences                              . SVS Janus Growth And Income
.. Scudder International                                . SVS Janus Growth Opportunities
Scudder Variable Series II (Class B Shares):           . SVS MFS Strategic Value
.. Scudder Aggressive Growth                            . SVS Oak Strategic Equity
.. Scudder Blue Chip                                    . SVS Turner Mid Cap Growth
.. Scudder Contrarian Value                             Scudder Investments VIT Funds (Class B Shares)
.. Scudder Fixed Income (formerly Scudder Investment    . Scudder Real Estate Securities
   Grade Bond)




   Subaccounts and Portfolios may be added or deleted in the future. Contract values allocated to any of the Subaccounts vary, reflecting the investment experience of the selected Subaccounts. Contract values allocated to the Fixed Account option or one or more Guarantee Periods of the Market Value Adjustment option accumulate on a fixed basis.

   The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and are not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.


   This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference in this Prospectus. You may obtain a free copy by writing us or calling 1-800-621-5001. A table of contents for the SAI appears on page 52. You may also find this Prospectus and other information about the Separate Account required to be filed with the Securities and Exchange Commission ("SEC") at the SEC's web site at http://www.sec.gov.



   The date of this Prospectus is May 1, 2003.


   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                 Page
                                                                 ----
          DEFINITIONS...........................................   1
          SUMMARY...............................................   3
          SUMMARY OF EXPENSES...................................   6
          CONDENSED FINANCIAL INFORMATION.......................   9
          KILICO, THE SEPARATE ACCOUNT AND THE FUNDS............  15
          THE MVA AND FIXED ACCOUNT OPTIONS.....................  21
          THE CONTRACTS.........................................  22
          CONTRACT CHARGES AND EXPENSES.........................  35
          THE ANNUITY PERIOD....................................  38
          FEDERAL INCOME TAXES..................................  43
          DISTRIBUTION OF CONTRACTS.............................  50
          VOTING RIGHTS.........................................  50
          REPORTS TO CONTRACT OWNERS AND INQUIRIES..............  50
          EXPERTS...............................................  51
          LEGAL MATTERS.........................................  51
          SPECIAL CONSIDERATIONS................................  51
          AVAILABLE INFORMATION.................................  51
          LEGAL PROCEEDINGS.....................................  51
          TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION  52
          FINANCIAL STATEMENTS..................................  52
          ANNUAL REPORTS AND OTHER DOCUMENTS....................  52
          APPENDICES............................................  53

                                  DEFINITIONS

   The following terms, as used in this Prospectus, have the indicated meanings:

   Accumulated Guarantee Period Value--The sum of the Guarantee Period Values.

   Accumulation Period--The period between the Date of Issue and the Annuity
Date.

   Accumulation Unit--An accounting unit of measure used to calculate the value of each Subaccount during the Accumulation Period. Each Subaccount will have an Accumulation Unit for each combination of charges.

   Annuitant--The person during whose lifetime the Fixed Annuity or Variable Annuity is to be paid.

   Annuity Date--The date on which your Contract matures, and we begin to make annuity payments to you. The original Annuity Date you selected in your Contract application is stated in your Contract Schedule.

   Annuity Option--One of several forms in which you may elect to have annuity payments made to you after the Annuity Date.

   Annuity Period--The period starting on the Annuity Date during which we make annuity payments to you.

   Annuity Unit--An accounting unit of measure used to calculate the amount of Variable Annuity payments after the first annuity payment.

   Beneficiary--The person you designate or designated under the Contract to receive any benefits under a Contract upon your death.

   Company ("we", "us", "our", "KILICO")--Kemper Investors Life Insurance Company, Schaumburg, Illinois 60196.

   Contract--A Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract offered on an individual or group basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract.

   Contract Anniversary--An anniversary of the Date of Issue.

   Contract Schedule--The schedule pages appearing at the beginning of your Contract

   Contract Value--The sum of the Fixed Account Contract Value, plus the Separate Account Contract Value, plus the Accumulated Guarantee Period Value.

   Contract Year--A one-year period starting on the Date of Issue and successive Contract Anniversaries.

   Date of Issue--The Date of Issue is stated in your Contract Schedule.

   Debt--The principal of any outstanding loan plus any accrued interest. Loans are available under certain Qualified Plan Contracts.

   Fixed Account--The General Account of KILICO to which you may allocate all or a portion of Purchase Payments or Contract Value.

   Fixed Account Contract Value--The (1) Purchase Payments allocated and amounts transferred to the Fixed Account; plus (2) interest credited; minus (3) withdrawals, previously assessed withdrawal charges and transfers on any Valuation Date; minus (4) any applicable portion of the records maintenance charge.

   Fixed Annuity--An annuity payment plan, which does not vary in dollar amount with investment experience.

   Fund(s)--An investment company which provides the Portfolios available for investment by a Subaccount.

   General Account--Our assets other than those allocated to any of our separate accounts.

   Guaranteed Interest Rate--The rate of interest we establish for a given Guarantee Period.

   Guarantee Period--A period of time during which an amount is to be credited with a Guaranteed Interest Rate assuming no partial withdrawal, surrender, or transfer prior to the end of that Guarantee Period. The Guarantee Periods initially offered are stated in your Contract Schedule.

   Guarantee Period Value--The (1) Purchase Payment allocated or amount transferred to a Guarantee Period; plus (2) interest credited; minus (3) withdrawals, previously assessed withdrawal charges and transfers; minus (4) any applicable portion of the records maintenance charge; adjusted for (5) any applicable Market Value Adjustment previously made.

   Market Adjusted Value--A Guarantee Period Value adjusted by the Market Value Adjustment formula prior to the end of a Guarantee Period.

   Market Value Adjustment--An adjustment of Guarantee Period Values in accordance with the Market Value Adjustment formula that applies to amounts used to purchase an Annuity Option on the Annuity Date, partial or total withdrawals, or transfers prior to the end of the Guarantee Period. The adjustment reflects the change in the value of the Guarantee Period Value due to changes in interest rates since the date the Guarantee Period commenced.


   Non-Qualified Plan Contract--The Contract issued other than as a Qualified Plan Contract.



   Owner ("Contract Owner", "you", "your", "yours")--The person(s) named as Owner unless later changed as provided in the Contract. When more than one person is named as Owner, the terms, "you," "your," and "yours" mean joint Owners.


   Payee--A recipient of periodic payments under the Contract.

   Portfolio--A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets.


   Purchase Payment--The dollar amount we receive in U.S. currency to buy the benefits the Contract provides.


   Qualified Plan Contract--A Contract issued under a retirement plan which qualifies for favorable income tax treatment under Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code as amended.

   Separate Account--A unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940 known as the KILICO Variable Annuity Separate Account.

   Separate Account Contract Value--The sum of the Subaccount Values on a Valuation Date.

   Subaccounts--The subdivisions of the Separate Account. Each Subaccount invests all of its assets in a specified Portfolio or Fund.

   Subaccount Value--The value of your interest in each Subaccount.

   Valuation Date--Each business day that we value the assets of the Separate Account. Currently this is each day that the New York Stock Exchange is open for trading.

   Valuation Period--The period that starts at the close of the New York Stock Exchange on a Valuation Date and ends at the close of the New York Stock Exchange on the next succeeding Valuation Date.

   Variable Annuity--An annuity payment plan which varies in dollar amount because of Subaccount investment experience.

   Withdrawal Value--Contract Value, minus any applicable withdrawal charge, plus or minus any applicable Market Value Adjustment, minus any premium tax payable.

                                    SUMMARY

   Because this is a summary, it does not contain all of the information that may be important. Read the entire Prospectus before deciding to invest.

   The Contracts provide for investment on a tax-deferred basis and annuity benefits. This Prospectus describes both Non-Qualified Plan and Qualified Plan Contracts. A Contract may not be issued to you on or after your 86th birthday.


   The minimum initial Purchase Payment is $10,000 for Non-Qualified Plan Contracts and $2,000 for Qualified Plan Contracts. The minimum subsequent Purchase Payment will vary depending on whether the Contract is issued as a Qualified or Non-Qualified Plan Contract, and the method of payment. In either case, our prior approval is required for total Purchase Payments over $1,000,000. (See "The Contracts," page 22.) We will aggregate multiple Contracts you own for purposes of the $1,000,000 limitation. An initial allocation to a Subaccount or Fixed Account must be at least $500. A subsequent allocation to a Subaccount or Fixed Account must be at least $50. Any allocation to a Guarantee Period must be at least $500.


   Variable accumulations and benefits are provided by crediting Purchase Payments to one or more Subaccounts that you select. Each Subaccount invests in one of the following corresponding Portfolios or Funds:

      .  Alger American Balanced Portfolio (Class S Shares)

      .  Alger American Leveraged AllCap Portfolio (Class S Shares)


      .  Credit Suisse Trust-Emerging Markets Portfolio



      .  Credit Suisse Trust-Global Post-Venture Capital Portfolio



      .  Dreyfus IP MidCap Stock (Service Shares)


      .  The Dreyfus Socially Responsible Growth Fund, Inc. (Service Shares)

      .  INVESCO VIF-Utilities Fund

      .  Scudder 21st Century Growth (Class B Shares)

      .  Scudder Capital Growth (Class B Shares)

      .  Scudder Global Discovery (Class B Shares)

      .  Scudder Growth and Income (Class B Shares)

      .  Scudder Health Sciences (Class B Shares)

      .  Scudder International (Class B Shares)

      .  Scudder Aggressive Growth (Class B Shares)

      .  Scudder Blue Chip (Class B Shares)

      .  Scudder Contrarian Value (Class B Shares)


      . Scudder Fixed Income (formerly Scudder Investment Grade Bond) (Class B Shares)


      .  Scudder Global Blue Chip (Class B Shares)

      .  Scudder Government Securities (Class B Shares)

      .  Scudder Growth (Class B Shares)


      .  Scudder High Income (formerly Scudder High Yield) (Class B Shares)


      .  Scudder International Select Equity (Class B Shares)



      .  Scudder Money Market (Class B Shares)

      .  Scudder Small Cap Growth (Class B Shares)


      .  Scudder Strategic Income Portfolio (Class B Shares)

      .  Scudder Technology Growth (Class B Shares)

      .  Scudder Total Return (Class B Shares)

      .  SVS Davis Venture Value (Class B Shares)

      .  SVS Dreman Financial Services (Class B Shares)

      .  SVS Dreman High Return Equity (Class B Shares)

      .  SVS Dreman Small Cap Value (Class B Shares)

      .  SVS Eagle Focused Large Cap Growth (Class B Shares)

      .  SVS Focus Value+Growth (Class B Shares)

      .  SVS Index 500 (Class B Shares)

      .  SVS INVESCO Dynamic Growth (Class B Shares)

      .  SVS Janus Growth And Income (Class B Shares)

      .  SVS Janus Growth Opportunities (Class B Shares)

      .  SVS MFS Strategic Value (Class B Shares)

      .  SVS Oak Strategic Equity (Class B Shares)

      .  SVS Turner Mid Cap Growth (Class B Shares)


      .  Scudder Real Estate Securities (Class B Shares)



   The Fixed Account provides fixed accumulations and benefits. The Fixed Account may not be available in all states. We guarantee that Purchase Payments allocated to the Fixed Account earn not less than the minimum guaranteed rate. In our discretion, we may credit interest in excess of the minimum guaranteed rate. (See "Fixed Account Option," page 21.)



   The MVA Option also provides fixed accumulations. The MVA Option may not be available in all states. The MVA Option is only available during the Accumulation Period. You may allocate amounts to one or more initial Guarantee Periods available under the Contract. We may offer additional Guarantee Periods at our discretion. We may limit the number of Guarantee Period options available to three. We guarantee amounts allocated to the MVA Option at Guaranteed Interest Rates for the Guarantee Periods you select. We declare the rate at our sole discretion. These guaranteed amounts are subject to any applicable withdrawal charge, Market Value Adjustment or records maintenance charge. We will not change a Guaranteed Interest Rate for the duration of the Guarantee Period. However, Guaranteed Interest Rates for subsequent Guarantee Periods are set at our discretion. At the end of a Guarantee Period, a new Guarantee Period for the same duration starts, unless you timely elect another Guarantee Period. The offering of interests under the Contract relating to the MVA Option is registered under the Securities Act of 1933 ("1933 Act"), but the separate account holding our assets in connection with those interests is not registered under the Investment Company Act of 1940 ("1940 Act"). (See "The MVA Option," page 21.)


   You bear the investment risk under the Contracts, unless you allocate your Contract Values to:

      . the MVA Option and are guaranteed to receive the Guaranteed Interest Rate, and you do not transfer or surrender Contract Value prior to the end of the Guarantee Period so that you are not subject to any Market Value Adjustment, or


      . the Fixed Option and are guaranteed to earn not less than the minimum guaranteed rate (see "Fixed Account Option").



   Transfers among Subaccounts are permitted before and after annuitization, subject to certain limitations. A transfer from a Guarantee Period is subject to a Market Value Adjustment unless the transfer is effected within 30 days after the end of the applicable Guarantee Period. (See "Transfers During the Accumulation Period" and "Transfers and Conversions During the Annuity Period," pages 26 and 40, respectively.)


   We do not deduct sales charges from Purchase Payments. You may withdraw Contract Value subject to withdrawal charges, any applicable Market Value Adjustment, and other specified conditions. The withdrawal charge ranges from 7% of each Purchase Payment during the first year to 0% after four years have elapsed. A year elapses on the last day of the Contract Year in which the Purchase Payment was made and on the last day of each subsequent Contract Year. As explained below, certain amounts may be withdrawn free of the withdrawal charge. In determining withdrawal charges and free withdrawal amounts, we treat withdrawals as coming from the oldest Purchase Payments first (i.e., first-in, first-out) and then from earnings (if any). We will charge all amounts withdrawn and any applicable withdrawal charge against Purchase Payments in the chronological order in which we received them beginning with the initial Purchase Payment. (See "Withdrawals During the Accumulation Period," page 29.) Withdrawals may be subject to income tax, a 10% penalty tax, and other tax consequences. Withdrawals from Qualified Plan Contracts may be limited by the terms of the plan or the Internal Revenue Code, as amended (the "Code"). (See "Federal Income Taxes," page 43.)


   Each Contract Year, you may withdraw remaining Purchase Payments no longer subject to a withdrawal charge, plus 10% of remaining Purchase Payments that are subject to a withdrawal charge, without incurring a withdrawal charge.


   The Contract may be purchased in connection with retirement plans qualifying under Sections 401, 403, 408, 408A and 457 of the Code including the following types of Qualified Plans: IRA's, SEP-IRA's, SIMPLE IRA's, Roth IRA's, HR-10 and Keogh Plans, Pension and Profit-Sharing Plans, Tax-Sheltered Annuities, and Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Contract is also available in connection with non-qualified deferred compensation plans. (See "Taxation of Annuities in General," page 44 and "Qualified Plans," page 47.)



   You may take loans against your Contract at any time prior to the Annuity Date if your Contract was issued under Sections 401(a) or 403(b) of the Code and your plan permits loans. (See "Contract Loans," page 30.)



   You may examine a Contract and return it to us for a refund during the "free look" period. The length of the free look period will depend on the state in which the Contract is issued. However, it will be at least ten days from the date you receive the Contract. (See "The Contracts," page 22.) In addition, a special free look period applies in some circumstances to Contracts issued as an Individual Retirement Annuity ("IRA"), a Roth IRA or a Simplified Employee Pension.

                              SUMMARY OF EXPENSES

--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.



        Contract Owner Transaction Expenses
        Sales Load Imposed on Purchases
        (as a percentage of Purchase Payments):.............      None
        Maximum Withdrawal Charge /(1)/
        (as a percentage of Purchase Payments):.............        7%

                                                             Withdrawal
           Years Elapsed after Purchase Payment                Charge
           ------------------------------------                ------
           Less than One....................................     7.00%
           One but less than two............................     6.00%
           Two but less than three..........................     5.00%
           Three but less than four.........................     4.00%
           Four and thereafter..............................     0.00%

        Maximum Transfer Fee:...............................  $10/(2)/



 Commutation Charge/(3)/


   An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) calculated using:



       A. For a fixed annuity option, (i) a discount rate that is equal to the rate assumed in calculating the initial income payment and (ii) the greater of: (a) the ten year treasury constant maturity plus 3%; and (b) the rate used to determine the initial payment plus 2%, and



       B. For a variable annuity option, (i) a discount rate that is equal to the assumed investment rate and (ii) the assumed investment rate plus 2%.


 -------

/(1)/Each Contract Year, a Contract Owner may withdraw up to the total of all remaining Purchase Payments no longer subject to a withdrawal charge plus 10% of remaining Purchase Payments that are subject to a withdrawal charge, without incurring a withdrawal charge. In certain circumstances we may reduce or waive the withdrawal charge. See "Withdrawal Charge."



/(2)/We reserve the right to charge a fee of $10 for each transfer of Contract
     Value in excess of twelve transfers per Contract Year. See "Transfers During the Accumulation Period."



/(3)/This Charge only applies to the calculation of lump sum payments with respect to any remaining periodic payments in the certain period under Annuity Options 1, 3, or 5 upon the death of an Annuitant during the Annuity Period or in commutation of remaining annuity payments under those Options. See "Commutation Charge," "Death of Annuitant or Owner" and "Commutable Annuitization Option."

   The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.



            Annual Records Maintenance Charge............. $30/(4)/

            Separate Account Annual Expenses
            (as a percentage of average Separate Account
            Contract Value)
            Mortality and Expense Risk Charge:............    1.55%
            Administration Charge:........................    0.15%
                                                           --------
               Total Separate Account Annual Expenses:....    1.70%
                                                           ========
            Optional Benefits:
            Optional Enhanced Death Benefits Charges /(5)/
            Annual Step-Up Option:........................    0.20%
            Annual Step-Up With 5% Roll-Up Option:........    0.35%
                                                           --------
            Total Maximum Separate Account Annual Expenses
            including Optional Benefit Charges............    2.05%
                                                           ========

 -------

/(4)/The records maintenance charge applies to Contracts with Contract Value less than $50,000 on the date of assessment. In certain circumstances we may reduce or waive the annual records maintenance charge. See "Records Maintenance Charge."



/(5)/The Annual Step-Up Option and Annual Step-Up Option With 5% Roll-Up Option expenses do not apply to the Fixed Account, Guarantee Periods, or Scudder Money Market Subaccounts. See "Optional Enhanced Death Benefit Charge."



     The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



               Total Annual Fund Operating Expenses/(6)/ Minimum--Maximum
               (expenses that are deducted from
               Funds assets, including management fees,
               distribution (12b-1) fees,
               and other expenses, prior to any
               fee waivers or expense reimbursements)...   0.75%--3.11%


--------

/(6)/The expenses shown are for the year ended December 31, 2002, and do not reflect any fee waivers or expense reimbursements.



    The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Fund's expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2003. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.75% and 1.72%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.



   THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                                    EXAMPLE

--------------------------------------------------------------------------------

    This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.



    The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the Annual Step-Up With 5% Roll-Up optional enhanced death benefit. If this feature were not elected or a less costly option were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.



    Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



     (1)If you surrender your Contract at the end of the applicable time period:



                        1 year 3 years 5 years 10 years
                        ------ ------- ------- --------
                        $1,157 $2,028  $2,629   $5,221



     (2)a. If you annuitize your Contract at the end of the applicable period under Annuity Option 2, 3, 4, or 5 or under Annuity Option 1 for a period of ten years or more /(7)/:



                        1 year 3 years 5 years 10 years
                        ------ ------- ------- --------
                         $529  $1,582  $2,629   $5,221



        b. If you annuitize your Contract at the end of the applicable period under Annuity Option 1 for a period of less than ten years /(7)/:



                        1 year 3 years 5 years 10 years
                        ------ ------- ------- --------
                        $1,157 $2,028  $2,629   $5,221



     (3)If you do not surrender your Contract at the end of the applicable time period:



                        1 year 3 years 5 years 10 years
                        ------ ------- ------- --------
                         $529  $1,582  $2,629   $5,221


--------

      /(7)/Withdrawal Charges do not apply if the Contract is annuitized under Annuity Option 2, 3, 4, or 5, or under Annuity Option 1 for a period of ten years or more.



    The fee table and example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future performance of any Subaccount.

                        CONDENSED FINANCIAL INFORMATION



   The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for Contracts without optional benefits yielding the lowest Separate Account charges possible under the Contract (1.70%) and Contracts with the highest Separate Account charges possible under the Contract as of December 31, 2002 (2.05%) Should the Separate Account charges applicable to your Contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your Contract, such information can be obtained in the Statement of Additional Information free of charge.



                    No Additional Contract Options Elected


  (Separate Account Charges of 1.70% of the Daily Net Assets of the Separate
                                   Account)



Subaccount                                                                     2002
----------                                                                    ------
Alger American Balanced Subaccount
   Accumulation unit value at beginning of period*........................... $9.582
   Accumulation unit value at end of period.................................. $9.684
   Number of accumulation units outstanding at end of period (000's omitted).     --
Alger American Leveraged AllCap Subaccount
   Accumulation unit value at beginning of period*...........................  9.193
   Accumulation unit value at end of period..................................  8.763
   Number of accumulation units outstanding at end of period (000's omitted).     --
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*...........................  9.066
   Accumulation unit value at end of period..................................  8.660
   Number of accumulation units outstanding at end of period (000's omitted).     --
Credit Suisse Trust-Global Post-Venture Capital Subaccount
   Accumulation unit value at beginning of period*...........................  9.089
   Accumulation unit value at end of period..................................  8.299
   Number of accumulation units outstanding at end of period (000's omitted).     --
Dreyfus IP MidCap Stock Subaccount
   Accumulation unit value at beginning of period*...........................  9.376
   Accumulation unit value at end of period..................................  9.538
   Number of accumulation units outstanding at end of period (000's omitted).     **
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.100
   Accumulation unit value at end of period..................................  9.004
   Number of accumulation units outstanding at end of period (000's omitted).     **
INVESCO VIF-Utilities Fund Subaccount
   Accumulation unit value at beginning of period*...........................  9.518
   Accumulation unit value at end of period..................................  9.919
   Number of accumulation units outstanding at end of period (000's omitted).     **
Scudder 21st Century Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.399
   Accumulation unit value at end of period..................................  9.232
   Number of accumulation units outstanding at end of period (000's omitted).     --
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.392
   Accumulation unit value at end of period..................................  9.359
   Number of accumulation units outstanding at end of period (000's omitted).     --

Subaccount                                                                     2002
----------                                                                    -------
Scudder Global Discovery Subaccount
   Accumulation unit value at beginning of period*........................... $ 9.605
   Accumulation unit value at end of period.................................. $ 9.402
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder Growth and Income Subaccount
   Accumulation unit value at beginning of period*...........................   9.340
   Accumulation unit value at end of period..................................   9.274
   Number of accumulation units outstanding at end of period (000's omitted).      **
Scudder Health Sciences Subaccount
   Accumulation unit value at beginning of period*...........................  10.768
   Accumulation unit value at end of period..................................  10.906
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder International Subaccount
   Accumulation unit value at beginning of period*...........................   9.219
   Accumulation unit value at end of period..................................   8.882
   Number of accumulation units outstanding at end of period (000's omitted).      **
Scudder Aggressive Growth Subaccount
   Accumulation unit value at beginning of period*...........................   9.401
   Accumulation unit value at end of period..................................   9.837
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder Blue Chip Subaccount
   Accumulation unit value at beginning of period*...........................   9.364
   Accumulation unit value at end of period..................................   9.379
   Number of accumulation units outstanding at end of period (000's omitted).      **
Scudder Contrarian Value Subaccount
   Accumulation unit value at beginning of period*...........................   9.316
   Accumulation unit value at end of period..................................   9.162
   Number of accumulation units outstanding at end of period (000's omitted).      **
Scudder Fixed Income (formerly Scudder Investment Grade Bond) Subaccount
   Accumulation unit value at beginning of period*...........................  10.068
   Accumulation unit value at end of period..................................  10.353
   Number of accumulation units outstanding at end of period (000's omitted).      **
Scudder Global Blue Chip Subaccount
   Accumulation unit value at beginning of period*...........................   9.303
   Accumulation unit value at end of period..................................   9.319
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder Government Securities Subaccount
   Accumulation unit value at beginning of period*...........................  10.054
   Accumulation unit value at end of period..................................  10.215
   Number of accumulation units outstanding at end of period (000's omitted).      **
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*...........................   9.363
   Accumulation unit value at end of period..................................   9.431
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder High Income (formerly Scudder High Yield) Subaccount
   Accumulation unit value at beginning of period*...........................   9.725
   Accumulation unit value at end of period..................................  10.239
   Number of accumulation units outstanding at end of period (000's omitted).      **
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*...........................   9.360
   Accumulation unit value at end of period..................................   9.202
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder Money Market Subaccount #1
   Accumulation unit value at beginning of period*...........................   9.999
   Accumulation unit value at end of period..................................   9.983
   Number of accumulation units outstanding at end of period (000's omitted).      --

Subaccount                                                                     2002
----------                                                                    ------
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*........................... $9.476
   Accumulation unit value at end of period.................................. $9.660
   Number of accumulation units outstanding at end of period (000's omitted).     **
Scudder Technology Growth Subaccount
   Accumulation unit value at beginning of period*...........................  8.759
   Accumulation unit value at end of period..................................  9.317
   Number of accumulation units outstanding at end of period (000's omitted).     **
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*...........................  9.662
   Accumulation unit value at end of period..................................  9.636
   Number of accumulation units outstanding at end of period (000's omitted).     **
SVS Davis Venture Value Subaccount
   Accumulation unit value at beginning of period*...........................  9.526
   Accumulation unit value at end of period..................................  9.666
   Number of accumulation units outstanding at end of period (000's omitted).     --
SVS Dreman Financial Services Subaccount
   Accumulation unit value at beginning of period*...........................  9.566
   Accumulation unit value at end of period..................................  9.578
   Number of accumulation units outstanding at end of period (000's omitted).     --
SVS Dreman High Return Equity Subaccount
   Accumulation unit value at beginning of period*...........................  9.552
   Accumulation unit value at end of period..................................  9.507
   Number of accumulation units outstanding at end of period (000's omitted).     **
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*...........................  9.062
   Accumulation unit value at end of period..................................  8.945
   Number of accumulation units outstanding at end of period (000's omitted).     **
SVS Eagle Focused Large Cap Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.287
   Accumulation unit value at end of period..................................  9.142
   Number of accumulation units outstanding at end of period (000's omitted).     **
SVS Focus Value+Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.285
   Accumulation unit value at end of period..................................  9.366
   Number of accumulation units outstanding at end of period (000's omitted).     **
SVS Index 500 Subaccount
   Accumulation unit value at beginning of period*...........................  9.310
   Accumulation unit value at end of period..................................  9.461
   Number of accumulation units outstanding at end of period (000's omitted).     **
SVS INVESCO Dynamic Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.179
   Accumulation unit value at end of period..................................  9.589
   Number of accumulation units outstanding at end of period (000's omitted).     --
SVS Janus Growth And Income Subaccount
   Accumulation unit value at beginning of period*...........................  9.287
   Accumulation unit value at end of period..................................  9.235
   Number of accumulation units outstanding at end of period (000's omitted).     --
SVS Janus Growth Opportunities Subaccount
   Accumulation unit value at beginning of period*...........................  9.475
   Accumulation unit value at end of period..................................  9.603
   Number of accumulation units outstanding at end of period (000's omitted).     --
SVS MFS Strategic Value Subaccount
   Accumulation unit value at beginning of period*...........................  9.103
   Accumulation unit value at end of period..................................  9.521
   Number of accumulation units outstanding at end of period (000's omitted).     --

Subaccount                                                                     2002
----------                                                                    ------
SVS Oak Strategic Equity Subaccount
   Accumulation unit value at beginning of period*........................... $8.880
   Accumulation unit value at end of period.................................. $9.015
   Number of accumulation units outstanding at end of period (000's omitted).     --
SVS Turner Mid Cap Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.400
   Accumulation unit value at end of period..................................  9.446
   Number of accumulation units outstanding at end of period (000's omitted).     --



                  Additional Contract Options Elected (0.35%)


  (Separate Account Charges of 2.05% of the Daily Net Assets of the Separate
                                   Account)



Subaccount                                                                     2002
----------                                                                    ------
Alger American Balanced Subaccount
   Accumulation unit value at beginning of period*........................... $9.580
   Accumulation unit value at end of period.................................. $9.668
   Number of accumulation units outstanding at end of period (000's omitted).     --
Alger American Leveraged AllCap Subaccount
   Accumulation unit value at beginning of period*...........................  9.191
   Accumulation unit value at end of period..................................  8.749
   Number of accumulation units outstanding at end of period (000's omitted).     --
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*...........................  9.064
   Accumulation unit value at end of period..................................  8.646
   Number of accumulation units outstanding at end of period (000's omitted).     --
Credit Suisse Trust-Global Post-Venture Capital Subaccount
   Accumulation unit value at beginning of period*...........................  9.087
   Accumulation unit value at end of period..................................  8.286
   Number of accumulation units outstanding at end of period (000's omitted).     --
Dreyfus IP MidCap Stock Subaccount
   Accumulation unit value at beginning of period*...........................  9.374
   Accumulation unit value at end of period..................................  9.522
   Number of accumulation units outstanding at end of period (000's omitted).     **
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.098
   Accumulation unit value at end of period..................................  8.990
   Number of accumulation units outstanding at end of period (000's omitted).     --
INVESCO VIF-Utilities Fund Subaccount
   Accumulation unit value at beginning of period*...........................  9.516
   Accumulation unit value at end of period..................................  9.903
   Number of accumulation units outstanding at end of period (000's omitted).     --
Scudder 21st Century Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.397
   Accumulation unit value at end of period..................................  9.217
   Number of accumulation units outstanding at end of period (000's omitted).     --
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.390
   Accumulation unit value at end of period..................................  9.343
   Number of accumulation units outstanding at end of period (000's omitted).     --
Scudder Global Discovery Subaccount
   Accumulation unit value at beginning of period*...........................  9.603
   Accumulation unit value at end of period..................................  9.386
   Number of accumulation units outstanding at end of period (000's omitted).     --
Scudder Growth and Income Subaccount
   Accumulation unit value at beginning of period*...........................  9.338
   Accumulation unit value at end of period..................................  9.259
   Number of accumulation units outstanding at end of period (000's omitted).     --

Subaccount                                                                     2002
----------                                                                    -------
Scudder Health Sciences Subaccount
   Accumulation unit value at beginning of period*........................... $10.765
   Accumulation unit value at end of period.................................. $10.888
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder International Subaccount
   Accumulation unit value at beginning of period*...........................   9.217
   Accumulation unit value at end of period..................................   8.867
   Number of accumulation units outstanding at end of period (000's omitted).      **
Scudder Aggressive Growth Subaccount
   Accumulation unit value at beginning of period*...........................   9.399
   Accumulation unit value at end of period..................................   9.821
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder Blue Chip Subaccount
   Accumulation unit value at beginning of period*...........................   9.362
   Accumulation unit value at end of period..................................   9.363
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder Contrarian Value Subaccount
   Accumulation unit value at beginning of period*...........................   9.314
   Accumulation unit value at end of period..................................   9.147
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder Fixed Income (formerly Scudder Investment Grade Bond) Subaccount
   Accumulation unit value at beginning of period*...........................  10.066
   Accumulation unit value at end of period..................................  10.336
   Number of accumulation units outstanding at end of period (000's omitted).       7
Scudder Global Blue Chip Subaccount
   Accumulation unit value at beginning of period*...........................   9.301
   Accumulation unit value at end of period..................................   9.304
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder Government Securities Subaccount
   Accumulation unit value at beginning of period*...........................  10.052
   Accumulation unit value at end of period..................................  10.199
   Number of accumulation units outstanding at end of period (000's omitted).       7
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*...........................   9.361
   Accumulation unit value at end of period..................................   9.416
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder High Income (formerly Scudder High Yield) Subaccount
   Accumulation unit value at beginning of period*...........................   9.723
   Accumulation unit value at end of period..................................  10.222
   Number of accumulation units outstanding at end of period (000's omitted).       2
Scudder International Select Equity Subaccount
   Accumulation unit value at beginning of period*...........................   9.358
   Accumulation unit value at end of period..................................   9.187
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder Money Market Subaccount #1
   Accumulation unit value at beginning of period*...........................   9.999
   Accumulation unit value at end of period..................................   9.983
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*...........................   9.474
   Accumulation unit value at end of period..................................   9.644
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder Technology Growth Subaccount
   Accumulation unit value at beginning of period*...........................   8.757
   Accumulation unit value at end of period..................................   9.302
   Number of accumulation units outstanding at end of period (000's omitted).      --

Subaccount                                                                     2002
----------                                                                    ------
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*........................... $9.660
   Accumulation unit value at end of period.................................. $9.620
   Number of accumulation units outstanding at end of period (000's omitted).     --
SVS Davis Venture Value Subaccount
   Accumulation unit value at beginning of period*...........................  9.524
   Accumulation unit value at end of period..................................  9.650
   Number of accumulation units outstanding at end of period (000's omitted).     **
SVS Dreman Financial Services Subaccount
   Accumulation unit value at beginning of period*...........................  9.564
   Accumulation unit value at end of period..................................  9.562
   Number of accumulation units outstanding at end of period (000's omitted).     --
SVS Dreman High Return Equity Subaccount
   Accumulation unit value at beginning of period*...........................  9.550
   Accumulation unit value at end of period..................................  9.492
   Number of accumulation units outstanding at end of period (000's omitted).     **
SVS Dreman Small Cap Value Subaccount
   Accumulation unit value at beginning of period*...........................  9.060
   Accumulation unit value at end of period..................................  8.931
   Number of accumulation units outstanding at end of period (000's omitted).     **
SVS Eagle Focused Large Cap Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.285
   Accumulation unit value at end of period..................................  9.127
   Number of accumulation units outstanding at end of period (000's omitted).     --
SVS Focus Value+Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.283
   Accumulation unit value at end of period..................................  9.351
   Number of accumulation units outstanding at end of period (000's omitted).     --
SVS Index 500 Subaccount
   Accumulation unit value at beginning of period*...........................  9.308
   Accumulation unit value at end of period..................................  9.445
   Number of accumulation units outstanding at end of period (000's omitted).     **
SVS INVESCO Dynamic Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.177
   Accumulation unit value at end of period..................................  9.573
   Number of accumulation units outstanding at end of period (000's omitted).     **
SVS Janus Growth And Income Subaccount
   Accumulation unit value at beginning of period*...........................  9.285
   Accumulation unit value at end of period..................................  9.220
   Number of accumulation units outstanding at end of period (000's omitted).     --
SVS Janus Growth Opportunities Subaccount
   Accumulation unit value at beginning of period*...........................  9.473
   Accumulation unit value at end of period..................................  9.587
   Number of accumulation units outstanding at end of period (000's omitted).     --
SVS MFS Strategic Value Subaccount
   Accumulation unit value at beginning of period*...........................  9.101
   Accumulation unit value at end of period..................................  9.506
   Number of accumulation units outstanding at end of period (000's omitted).     --
SVS Oak Strategic Equity Subaccount
   Accumulation unit value at beginning of period*........................... $8.878
   Accumulation unit value at end of period.................................. $9.000
   Number of accumulation units outstanding at end of period (000's omitted).     **
SVS Turner Mid Cap Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.398
   Accumulation unit value at end of period..................................  9.430
   Number of accumulation units outstanding at end of period (000's omitted).     --

--------

 *Commencement of Offering on August 2, 2002.


**Less than 1,000 units.

                  KILICO, THE SEPARATE ACCOUNT AND THE FUNDS

Kemper Investors Life Insurance Company


   We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois. Our offices are located at 1600 McConnor Parkway, Schaumburg, Illinois 60196. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. In addition to the Contracts, we offer other variable contracts with different benefits, costs and funding vehicles. We are a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. Kemper Corporation is a wholly-owned subsidiary of Zurich Group Holding ("ZGH"), a Swiss holding company. ZGH is owned by Zurich Financial Services ("ZFS"), a Swiss holding company.


The Separate Account

   We established the KILICO Variable Annuity Separate Account on May 29, 1981 pursuant to Illinois law. It is a separate investment account used to fund the Contract and other of our variable annuity contracts. The SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.

   Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets. Moreover, the assets equal to the reserves and other liabilities of the Separate Account will not be charged with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.


   There are currently 41 Subaccounts available under the Contract, each of which invests exclusively in shares of one of the Portfolios. We may, from time to time, combine or remove Subaccounts and establish additional Subaccounts. In such cases, we may permit you to select other Subaccounts under the Contract. However, the right to select any other Subaccount is limited by the terms and conditions we may impose on such transactions. Not all Subaccounts may be available in all jurisdictions or under all Contracts.


   The Separate Account purchases and redeems Portfolio shares at net asset value. We redeem Portfolio shares as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as you request. All dividends and capital gains distributions received by the Separate Account from a Portfolio are reinvested in that Portfolio at net asset value and retained as assets of the corresponding Subaccount.

   The Separate Account's financial statements appear in the Statement of Additional Information.

The Funds

   The Separate Account currently invests in the shares of the following open-end management investment companies:

      .  The Alger American Fund

      .  Credit Suisse Trust

      .  Dreyfus Investment Portfolios

      .  The Dreyfus Socially Responsible Growth Fund, Inc.

      .  INVESCO Variable Investment Funds, Inc.

      .  Scudder Variable Series I

      .  Scudder Variable Series II


      .  Scudder Investments VIT Funds


   The Funds provide investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Fund shares are sold only to insurance company separate accounts and qualified retirement plans. Fund shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds' Portfolios. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds' Boards monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

   The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


   The Portfolios or Funds are summarized below:


The Alger American Fund (Class S Shares)

   Alger American Balanced Portfolio seeks current income and long-term capital appreciation.

   Alger American Leveraged AllCap Portfolio seeks long-term capital appreciation.

Credit Suisse Trust


   Credit Suisse Trust-Emerging Markets Portfolio seeks long-term growth of capital by investing in equity securities of companies located or conducting a majority of their business in emerging markets.


   Credit Suisse Trust-Global Post-Venture Capital Portfolio seeks long-term growth of capital by investing primarily in equity securities of U.S. and foreign companies considered to be in their post-venture-capital stage of development.

Dreyfus Investment Portfolios (Service Shares)


   Dreyfus IP MidCap Stock seeks to provide investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400(R) Index.*


The Dreyfus Socially Responsible Growth Fund, Inc. (Service Shares)


   The Fund's primary goal is to provide capital growth with current income as a secondary goal. To pursue this goal, the Fund normally invests at least 80% of its assets in common stocks of companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.


INVESCO Variable Investment Funds, Inc.


   INVESCO VIF-Utilities Fund seeks capital growth and current income.


Scudder Variable Series I (Class B Shares)

   Scudder 21/st/ Century Growth Portfolio seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies.

   Scudder Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

   Scudder Global Discovery Portfolio seeks above-average capital appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

   Scudder Growth and Income Portfolio seeks long-term growth of capital, current income and growth of income.

   Scudder Health Sciences Portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector.

   Scudder International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

Scudder Variable Series II (Class B Shares)

   Scudder Aggressive Growth Portfolio seeks capital appreciation through the use of aggressive investment techniques.

   Scudder Blue Chip Portfolio seeks growth of capital and income.

   Scudder Contrarian Value Portfolio seeks to achieve a high rate of total return.


   Scudder Fixed Income (formerly Scudder Investment Grade Bond) Portfolio seeks high current income.


   Scudder Global Blue Chip Portfolio seeks long-term capital growth.

   Scudder Government Securities Portfolio seeks high current income consistent with preservation of capital.

   Scudder Growth Portfolio seeks maximum appreciation of capital.


   Scudder High Income (formerly Scudder High Yield) Portfolio seeks to provide a high level of current income.


   Scudder International Select Equity Portfolio seeks capital appreciation.

   Scudder Money Market Portfolio seeks maximum current income to the extent consistent with stability of principal.


   Scudder Strategic Income Portfolio seeks high current return.


   Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital.

   Scudder Technology Growth Portfolio seeks growth of capital.

   Scudder Total Return Portfolio seeks high total return, a combination of income and capital appreciation.

   SVS Davis Venture Value Portfolio seeks growth of capital.

   SVS Dreman Financial Services Portfolio seeks long-term capital appreciation.

   SVS Dreman High Return Equity Portfolio seeks to achieve a high rate of total return.

   SVS Dreman Small Cap Value Portfolio seeks long-term capital appreciation.

   SVS Eagle Focused Large Cap Growth Portfolio seeks growth through long-term capital appreciation.

   SVS Focus Value+Growth Portfolio seeks growth of capital through a portfolio of growth and value stocks. A secondary objective of the portfolio is the reduction of risk over a full market cycle compared to a portfolio of only growth stocks or only value stocks.

   SVS Index 500 Portfolio seeks returns that, before expenses, correspond to the total return of U.S. common stocks as represented by the Standard & Poor's(R) 500 Composite Stock Price Index*

   SVS INVESCO Dynamic Growth Portfolio seeks long-term capital growth.

   SVS Janus Growth And Income Portfolio seeks long-term capital growth and current income.

   SVS Janus Growth Opportunities Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.

   SVS MFS Strategic Value Portfolio seeks capital appreciation.

   SVS Oak Strategic Equity Portfolio seeks long-term capital growth.

   SVS Turner Mid Cap Growth Portfolio seeks capital appreciation.


Scudder Investments VIT Funds (Class B Shares)



   Scudder Real Estate Securities Portfolio seeks long-term capital appreciation and current income.



--------

*  "Standard & Poor's (R)," "S&P(R)," "S&P 500(R)," "S&P MidCap 400(R),"
   "Standard & Poor's(R) 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. The Dreyfus Corporation and Deutsche Asset Management Americas Inc. have been licensed to use such trademarks, as applicable. The Dreyfus I.P. MidCap Stock Portfolio and the SVS Index 500 Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's(R), and Standard & Poor's(R) makes no representation regarding the advisability of investing in the Portfolios. Additional information may be found in the Portfolios' statement of additional information.



   The Portfolios may not achieve their stated objective. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds' prospectuses accompanying this Prospectus and statements of additional information, available from us upon request.


Advisers and Managers


   Fred Alger Management, Inc. serves as the investment adviser for the Alger American Balanced Portfolio and the Alger American Leveraged AllCap Portfolio. Credit Suisse Asset Management, LLC ("CSAM") is the investment adviser for the two available Portfolios of the Credit Suisse Trust. CSAM's Australian and U.K. affiliates, located in Sydney, Australia and London, U.K., respectively, and each known as Credit Suisse Asset Management Limited, are sub-advisers for the Credit-Suisse Trust-Emerging Markets Portfolio. CSAM Australia, CSAM U.K. and CSAM'S Japanese affiliate located in Tokyo, Japan, also known as Credit Suisse Asset Management Limited, serve as sub-advisers for the Credit Suisse Trust-Global Post-Venture Capital Portfolio. In addition, Abbott Capital Management, LLC, located in New York, New York, serves as a sub-adviser for the Global Post-Venture Capital Portfolio's investments in private-equity portfolios. The Dreyfus Corporation is the investment adviser for the Dreyfus I.P. MidCap Stock Portfolio and The Dreyfus Socially Responsible Growth Fund, Inc. INVESCO Funds Group, Inc. is the investment adviser for the available Portfolio of the INVESCO Variable Investment Funds, Inc. Deutsche Investment Management Americas Inc. ("DeIM") is the investment manager for the six available Portfolios of Scudder Variable Series I and the twenty-eight available Portfolios of Scudder Variable Series II. Deutsche Asset Management, Inc. ("DeAM") is the investment adviser for the Scudder Real Estate Securities Portfolio. RREEF America L.L.C. ("RREEF") a wholly owner subsidiary of Deutsche Bank AG is the sub-adviser for the Scudder Real Estate Securities Portfolio. Davis Selected Advisers, L.P. is the sub-adviser for the SVS Davis Venture Value Portfolio. Dreman Value Management L.L.C. ("DVM") serves as sub-adviser for the SVS Dreman Financial Services Portfolio, the SVS Dreman High Return Equity Portfolio, the SVS Dreman Small Cap Value Portfolio and the value portion of the SVS Focus Value+Growth Portfolio. Under the terms of the sub-advisory agreement between DeIM and DVM for each such Portfolio, DVM manages the day-to-day investment and trading functions for each such Portfolio. Eagle Asset Management, Inc. ("Eagle") is the sub-adviser for the SVS Eagle Focused Large Cap Growth Portfolio. Under the terms of a sub-advisory agreement with DeIM, Eagle will handle day-to-day investment and trading functions for the SVS Eagle Focused Large Cap Growth Portfolio under the guidance of DeIM. Jennison Associates LLC serves as the sub-adviser for the growth portion of the SVS Focus

Value+Growth Portfolio. INVESCO is the sub-adviser for the SVS INVESCO Dynamic Growth Portfolio. Janus Capital Management LLC (formerly Janus Capital Corporation) ("Janus") serves as the sub-adviser for the SVS Janus Growth And Income Portfolio and the SVS Janus Growth Opportunities Portfolio. Under the terms of sub-advisory agreements with DeIM, Janus will handle day-to-day investment and trading functions for the SVS Janus Growth And Income Portfolio and the SVS Janus Growth Opportunities Portfolio under the guidance of DeIM. Massachusetts Financial Services Company is the sub-adviser for the SVS MFS Strategic Value Portfolio. Oak Associates, Ltd. serves as the sub-adviser for the SVS Oak Strategic Equity Portfolio. Turner Investment Partners, Inc. is the sub-adviser for the SVS Turner Mid Cap Growth Portfolio. The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the Funds or the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.


Change of Investments

   If we establish additional Subaccounts, each new Subaccount will invest in a new series of a Fund or in shares of another investment company. We may also substitute other investment companies.

   We reserve the right, subject to compliance with the current law or as it may be changed in the future:

      .  to operate the Separate Account in any form permitted by law;

      . to take any action necessary to comply with or obtain and continue any exemptions from applicable law;

      . to transfer any assets in any Subaccount to another Subaccount or to one or more Separate Accounts, or the General Account, or to add, combine or remove Subaccounts in the Separate Account;

      . to delete the shares of any of the portfolios of a Fund or any other open-end diversified investment company and to substitute, for the Fund shares held in any Subaccount, the shares of another Portfolio of a Fund or the shares of another investment company or any other investment permitted by law; and

      . to change the way we assess charges, but not to increase the aggregate amount above that currently charged to the Separate Account and the Funds in connection with the Contract.

   When required by law, we will obtain your approval of such changes and the approval of any regulatory authority.

Performance Information


   The Separate Account may advertise several types of performance information for the Subaccounts. All Subaccounts may advertise standardized "average annual total return" and nonstandardized "total return." The Scudder Fixed Income (formerly Scudder Investment Grade Bond), Scudder Government Securities Subaccount, and the Scudder High Income (formerly Scudder High Yield) Subaccount may also advertise "yield". The Scudder Money Market Subaccount may advertise "yield" and "effective yield." Each of these figures is based upon historical earnings and is not necessarily representative of a Subaccount's future performance.



   Standardized average annual total return and nonstandardized total return calculations measure a Subaccount's net income plus the effect of any realized or unrealized appreciation or depreciation of the Subaccount's underlying investments. Standardized average annual total return will be quoted for periods of at least one year, five years and ten years, if applicable. Nonstandardized average annual total return may be quoted for periods of one year, three years, five years and ten years, if applicable. We will show standardized average annual total return for the life of the Subaccount. We will show nonstandardized average annual total return for the life of the Portfolio, meaning the time the underlying Portfolio has been in existence. Standardized average annual total return will be current to the most recent calendar quarter. Nonstandardized total return will be current to the most recent calendar month. Standardized average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of a Subaccount investment over the applicable period. Nonstandardized total return may include annualized and nonannualized (cumulative) figures. Nonannualized figures represent the actual percentage change over the applicable period.

   Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (seven-day period for the Scudder Money Market Subaccount) expressed as a percentage of the value of the Subaccount's Accumulation Units. Yield is an annualized figure, which means that it is assumed that the Subaccount generates the same level of net income over a one year period, compounded on a semi-annual basis. The effective yield for the Scudder Money Market Subaccount is calculated similarly, but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The Scudder Money Market Subaccount's effective yield will be slightly higher than its yield due to this compounding effect.


   The Subaccounts' performance figures and Accumulation Unit values fluctuate. The standardized performance figures reflect the deduction of all expenses and fees, including a prorated portion of the records maintenance charge. Redemptions within the first four years may be subject to a withdrawal charge that ranges from 7% the first year to 0% after four years. The calculation of yield, current yield and effective yield does not normally reflect the effect of applicable withdrawal charges. In addition, nonstandardized total return figures may not include the effect of all other recurring expenses and fees, including a prorated portion of the records maintenance charge. Nonstandardized total return figures may be higher than if these charges were deducted.



   The Subaccounts may be compared to relevant indices and performance data from independent sources, including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's(R) 500 Stock Index, the Consumer Price Index, the CDA Certificate of Deposit Index, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Government/Corporate Bond Index, the Merrill Lynch Government/Corporate Master Index, the Lehman Brothers Long Government/Corporate Bond Index, the Lehman Brothers Government/Corporate 1-3 Year Bond Index, the Standard & Poor's(R) Midcap 400 Index, the NASDAQ Composite Index, the Russell 2000 Index and the Morgan Stanley Capital International Europe, Australia, Far East Index. Please note the differences and similarities between the investments that a Subaccount may purchase and the investments measured by the indexes. In particular, it should be noted that the comparative information with regard to the indexes will not reflect the deduction of any Contract charges or fees. Similarly, the indexes are unmanaged and do not reflect the fees and expenses of management and acquisition costs. In addition, certificates of deposit may offer fixed or variable yields and principal is guaranteed and may be insured. The value of each Subaccount will fluctuate and is not insured.


   From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Advisor and VARDS.

   Additional information concerning a Subaccount's performance and independent sources is provided in the Statement of Additional Information.

                       THE MVA AND FIXED ACCOUNT OPTIONS

The MVA Option

   You may allocate amounts in the Market Value Adjustment ("MVA") Option to one or more Guarantee Periods with durations of one to ten years during the Accumulation Period, unless otherwise restricted by state law. The MVA Option may not be available in all states. We calculate the interest credited to the Guarantee Period Value by compounding daily at daily interest rates which would produce at the end of 12 months a result identical to the one produced by applying an annual interest rate. At our discretion, we may offer additional Guarantee Periods or limit the number of Guarantee Periods available to three. At the end of a Guarantee Period, a new Guarantee Period for the same duration starts, unless you timely elect another Guarantee Period. Moreover, interest rates in the Guarantee Periods may vary based on the riders you select.

   The amounts allocated to the MVA Option under the Contracts are invested under the laws regulating our General Account. Assets supporting the amounts allocated to Guarantee Periods are held in a "non-unitized" separate account. However, our General Account assets are available to fund benefits under the Contracts. A non-unitized separate account is a separate account in which you do not participate in the performance of the assets through unit values. The assets of the non-unitized separate account are held as reserves for our guaranteed obligations under the Contracts and other contracts we may issue. The assets of the non-unitized separate account are not chargeable with liabilities arising out of the business conducted by any other separate account or out of any other business we may conduct.


   State insurance laws concerning the nature and quality of investments regulate our General Account investments and any non-unitized separate account investments. These laws generally permit investment in federal, state and municipal obligations, preferred and common stocks, corporate bonds, real estate mortgages, real estate and certain other investments.


   We consider the return available on the instruments in which Contract proceeds are invested when establishing Guaranteed Interest Rates. This return is only one of many factors considered in establishing Guaranteed Interest Rates. (See "The Accumulation Period--4. Establishment of Guaranteed Interest Rates.")


   Our invested assets portfolio as of December 31, 2002, included approximately 85.7 percent in cash, short-term investments and investment grade fixed maturities, 2.4 percent in below investment grade (high risk) bonds, 4.6 percent in mortgage loans and other real estate-related investments and 7.3 percent in all other investments.



   We are not obligated to invest the amounts allocated to the MVA Option according to any particular strategy, except as state insurance laws may require. For more information concerning our General Account assets, consult our Annual Report For the Fiscal Year ended December 31, 2002. (See "Annual Reports and Other Documents.")


Fixed Account Option

   Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. The availability of the Fixed Account option may be restricted in some states. The offering of interests under the Contract relating to the Fixed Account is not registered under the 1933 Act, and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


   Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.



   We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum interest rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. Any excess interest will apply for each full twelve calendar month period. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. Moreover, interest rates in the Fixed Account may vary based on the riders you select.


   The initial interest rate for a Purchase Payment is guaranteed through the end of the month in which it was received and for twelve calendar months thereafter. Succeeding interest rates are guaranteed twelve calendar months at a time.

                                 THE CONTRACTS

A. GENERAL INFORMATION.

   The Contract, whether issued on an individual or group basis, along with any enrollment application attached to the Contract and any endorsements constitute the entire contract. We may not contest the Contract after two years from the Date of Issue.

   The Contract must be issued to an Owner before his or her 86th birthday. The Owner may not elect the Annual Step-Up death benefit rider if the Issue Date is on or after his or her 81st birthday or the Annual Step-Up With 5% Roll-Up death benefit rider if the Issue Date is on or after his or her 76th birthday.

   The Contract does not pay dividends and will not share in our surplus or earnings.


   The minimum initial Purchase Payment is $10,000 for Non-Qualified Plan Contracts and $2,000 for Qualified Plan Contracts. The minimum subsequent Purchase Payment is $500 under a Non-Qualified Plan Contract. However, the minimum subsequent Purchase Payment is $100 if you authorize us to automatically draw on your bank account and provide us with a voided check. Thereafter, we will draw Purchase Payments from your bank account on a monthly, quarterly, semi-annual or annual basis and apply them according to your initial allocation instructions unless you otherwise instruct us. The minimum subsequent payment is $50 under a Qualified Plan Contract. Our prior approval is required for cumulative Purchase Payments over $1,000,000. We will aggregate multiple Contracts you own for purposes of the $1,000,000 limitation. Purchase Payments will be allocated to a Subaccount, Fixed Account or Guarantee Period immediately according to your instructions regardless of the free look period. We reserve the right to change our allocation procedures that apply during the free look period. We also reserve the right to waive or modify the above limits and to not accept any Purchase Payment.


   You may examine your Contract and return it to us for a refund during the free look period. The length of the free look period depends upon the state in which the Contract is issued. The amount of the refund also depends on the state in which the Contract is issued. Generally, the amount of the refund will be one of the following:

      . the Separate Account Contract Value plus Market Adjusted Value on the date we receive the returned Contract plus Purchase Payments allocated to the Fixed Account, without any deduction for withdrawal charges or records maintenance charges; or

      .  the return of Purchase Payments.

   In addition, a special free look period applies in some circumstances to Contracts issued as IRAs, Roth IRAs or Simplified Employee Pensions.


   Before the Annuity Date and prior to the death of an Owner, you have the exclusive right to exercise every option and right conferred by the Contract. Joint Owners are only permitted in Non-Qualified Plan Contracts.


   You may write to us prior to the distribution of a death benefit or the first annuity payment date to request a change of the Annuity Date. The new Annuity Date must not be earlier than two years from the Date of Issue or beyond the maximum Annuity Date stated in your Contract Schedule. (See "The Annuity Period.")

   Before the Annuity Date or the death of an Owner, you have the right to cancel or amend your Contract if we agree. Only our president, secretary and assistant secretaries have the power to approve a change or waive any provisions of the Contract. Any such modifications must be in writing. No agent or person other than the officers named has the authority to change or waive the provisions of the Contract. You may exercise every option and right conferred by the Contract including the right of assignment. The Joint Owners must agree to any change if more than one Owner is named.

   The Owner may designate a Joint Annuitant who will become the Annuitant if the Annuitant dies before the Annuity Date. Joint Annuitants are only permitted in Non-Qualified Plan Contracts. If the Joint Annuitant is not alive at the date of the Annuitant's death or if the Joint Annuitant dies within ten days of the Annuitant's death, the Joint Annuitant provision will not apply. If the Annuitant dies and the Joint Annuitant is not named or alive, the youngest Owner becomes the Annuitant.

   No assignment under the Contract is binding unless we receive it in writing. We assume no responsibility for the validity or sufficiency of any assignment. Once filed, the rights of the Owner, Annuitant and Beneficiary are subject to the assignment. Any claim is subject to proof of interest of the assignee. An assignment may subject you to immediate tax liability, possibly including a 10% tax penalty. (See "Tax Treatment of Withdrawals, Loans and Assignments.")


   The provisions of an applicable Qualified Plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Plan Contract may not be assigned. Further, if the Contract is issued as a Qualified Plan Contract, additional provisions may apply. The rider or amendment to the Contract used to qualify it under the applicable section of the Internal Revenue Code will state the extent of change to its provisions.


B. THE ACCUMULATION PERIOD.

1. Allocation of Purchase Payments.

   All Purchase Payments must be paid to us at our home office or an alternative location we may select. We will notify you and any other interested parties in writing of any alternative location. Purchase Payments received by an agent will begin experiencing investment performance and earning interest only after we receive them.

   You allocate your Purchase Payments to the Subaccounts, Guarantee Periods, or Fixed Account. The minimum initial allocation to a Subaccount, the Fixed Account or a Guarantee Period is $500. The minimum subsequent allocation to a Subaccount or the Fixed Account is $50. The minimum subsequent allocation to a Guarantee Period is $500. The number of Accumulation Units credited to your Contract when you allocate a Purchase Payment to a Subaccount usually will be based on the Accumulation Unit value next computed after we receive your Purchase Payment. With respect to the initial Purchase Payment, the amount is credited only after we determine to issue the Contract, but in no event later than the second day after we receive the Purchase Payment and the application in good order. Purchase Payments that you allocate to a Guarantee Period or to the Fixed Account begin earning interest after we receive them (except that initial Purchase Payments will be credited interest only after we determine to issue the Contract, but no later than the second day after we receive your initial Purchase Payment and the application in good order).

   If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot issue the Contract within the five-day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the Purchase Payment until the application is completed.

   Our "Protect Your Future Program" allows you to choose a Guarantee Period and one or more Subaccounts. The percentage allocated to a Guarantee Period will depend on the current interest rate and length of the Guarantee Period chosen. At the end of the Guarantee Period, the Purchase Payment amount in that account will have grown to the full value of the initial Purchase Payment. The balance will be invested in one or more Subaccounts. Due to interest rate changes, the amount of the Purchase Payment allocated to a Guarantee Period will not be known until the Contract is actually issued.

   We will issue a Contract without a signed application if:

      . a dealer provides us with application information, electronically or in writing,

      .  we receive the initial Purchase Payment, and

      . you confirm in writing, after the Contract is delivered, that all information provided and in the Contract is correct. Until we receive the written confirmation, your ability to request financial transactions under the Contract will be restricted.

2. Accumulation Unit Value.

   Each Subaccount has an Accumulation Unit value for each combination of asset-based charges. When Purchase Payments or other amounts are allocated to a Subaccount, a number of units are credited based on the Subaccount's Accumulation Unit value at the end of the Valuation Period during which the allocation is made. When amounts are transferred out of or deducted from a Subaccount, units are cancelled in a similar manner. The Subaccount Value of any Subaccount on any Valuation Date is the number of Accumulation Units held in the Subaccount times the applicable Accumulation Unit value on that Valuation Date.

   The Accumulation Unit value for each Valuation Period is the relevant investment experience factor for that period multiplied by the Accumulation Unit value for the period immediately preceding. The Accumulation Unit values for each Valuation Period are applied to each day in the Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

   Each Subaccount has its own investment experience factor for each combination of charges. The investment experience factor of a Subaccount for a combination of charges for a Valuation Period is determined by dividing a. by
b. and subtracting c. from the result, where:

      a. is the net result of:

       . the net asset value per share of the Portfolio held in the Subaccount determined at the end of the current Valuation Period; plus

       . the per share amount of any dividend or capital gain distributions made by the Portfolio held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

       . a credit or charge for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

      b. is the net asset value per share of the Portfolio held in the Subaccount determined at the end of the preceding Valuation Period; and

      c. is the factor representing the sum of the applicable Separate Account charges, stated in the Contract Schedule, for the number of days in the Valuation Period.

3. Guarantee Periods.


   You may allocate Purchase Payments to one or more Guarantee Periods with durations of one to ten years. We may limit the number of Guarantee Periods to three. The number of Guarantee Periods available may also vary by state. Each Guarantee Period has a Guaranteed Interest Rate that will not change during the Guarantee Period.


   On any Valuation Date, the Guarantee Period Value includes the following:

      . your Purchase Payments or transfers allocated to the Guarantee Period Value at the beginning of the Guarantee Period; plus

      .  interest credited; minus

      .  withdrawals, previously assessed withdrawal charges and transfers;
         minus

      . any applicable portion of the records maintenance charge and charges for other benefits; adjusted for

      .  any applicable Market Value Adjustment previously made.

   On any Valuation Date, the Accumulated Guarantee Period Value is the sum of the Guarantee Period Values.


   We calculate the interest credited to the Guarantee Period Value by compounding daily at daily interest rates that would produce at the end of 12 months a result identical to the one produced by applying an annual interest rate. The interest rate may be reduced for the cost of any riders you have elected.


   An example illustrating how we credit a Guaranteed Interest Rate is provided in Appendix A to this Prospectus.

   At the end of any Guarantee Period, we send written notice of the beginning of a new Guarantee Period. A new Guarantee Period for the same duration starts unless you elect another Guarantee Period or investment option within 30 days after the end of the prior Guarantee Period. You may choose a different Guarantee Period by preauthorized telephone instructions or by giving us written notice. You should not select a new Guarantee Period extending beyond the Annuity Date. The Guarantee Period amount available for annuitization is subject to Market Value Adjustments and may be subject to withdrawal charges. (See "Market Value Adjustment" and "Withdrawal Charge" below.)

   The amount reinvested at the beginning of a new Guarantee Period is the Guarantee Period Value for the Guarantee Period just ended. The Guaranteed Interest Rate in effect when the new Guarantee Period begins applies for the duration of the new Guarantee Period.

   You may call us at 1-800-621-5001 or write to Kemper Investors Life Insurance Company, Customer Service, at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 for the new Guaranteed Interest Rates.

4. Establishment of Guaranteed Interest Rates.

   Any Guarantee Period(s) you initially elect and the interest rate(s) initially credited are specified in your Contract Schedule. The interest rate credited to subsequent Purchase Payments or transfers will be declared at the time a Purchase Payment is received or transfer is made. At the end of a Guarantee Period, we will declare a Guaranteed Interest Rate applicable for the subsequent Guarantee Period. Once established, interest rates are guaranteed for their respective Guarantee Periods.

   Withdrawals of Accumulated Guarantee Period Value may be subject to withdrawal charges and records maintenance charges in addition to a Market Value Adjustment.

   We have no specific formula for establishing the Guaranteed Interest Rates. The determination may be influenced by, but not necessarily correspond to, the current interest rate environment. We may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales commissions and administrative expenses we bear, and general economic trends.

   Interest rates may be adjusted for the cost of any riders you have elected.

   We make the final determination of the Guaranteed Interest Rates to be declared.

   We cannot predict or guarantee the level of future Guaranteed Interest Rates.

5. Contract Value.

   On any Valuation Date, Contract Value equals the total of:

      .  the number of Accumulation Units credited to each Subaccount, times

      .  the corresponding Accumulation Unit value for each Subaccount, plus

      .  your Accumulated Guarantee Period Value in the MVA Option, plus

      .  your Fixed Account Contract Value.

6. Change of Ownership, Beneficiary and Annuitant.


   You may change the Owner by written request at any time while the Owner is alive. You must furnish information sufficient to clearly identify the new Owner to us. The change is subject to any existing assignment of the Contract. When we record the effective date for the change, it will be the date the notice was signed except for action taken by us prior to receiving the request. Any change is subject to the payment of any proceeds. We may require you to return your Contract to us for endorsement of a change of ownership. A change of ownership may result in adverse tax consequences. (See "Federal Income Taxes--2. Taxation of Partial and Full Withdrawals.")


   A Beneficiary must be designated at the time of application. In the case of joint Owners, the surviving joint Owner is automatically the designated primary Beneficiary. You may change the Beneficiary if you send us notification in a manner acceptable to us. Changes are subject to the following conditions:

      . prior to the Annuity Date, the Beneficiary change form must be filed while the Owner is alive;

      . after the Annuity Date, the Beneficiary may be changed while the Owner and Annuitant are alive;


      .  the Contract must be in force at the time you file a change form;


      . a change must not be prohibited by the terms of an existing assignment, Beneficiary designation or other restriction;

      . after we receive the change form, it will take effect on the date the change form was signed, however action taken by us before the change form was received will remain in effect;

      . the request for change must provide information sufficient to clearly identify the new Beneficiary to us; and

      . in the case of joint Owners, the designation of a Beneficiary other than the surviving joint Owner will be deemed to be the designation of a contingent Beneficiary.




   We may require you to return the Contract to us for endorsement of a change of Beneficiary.


   The interest of a Beneficiary who dies before the distribution of the death benefit will pass to the other beneficiaries, if any, to share and share alike, unless otherwise provided in the Beneficiary designation. If no Beneficiary survives or is named, the distribution will be made to your estate when you die.

   The Annuitant is shown in the Contract Schedule. Prior to the Annuity Date, an Annuitant may be replaced or added unless the Owner is a non-natural person. There must be at least one Annuitant at all times. If the Annuitant dies, the youngest Owner will become the new Annuitant unless there is a surviving joint Annuitant or a new Annuitant is otherwise named. Upon the death of an Annuitant prior to the Annuity Date, a death benefit is not paid unless the Owner is a non-natural person. If joint Annuitants are designated, the survivor will become the Annuitant if one of the joint Annuitants dies before the Annuity Date, unless the Owner is a non-natural person. Joint Annuitants are only permitted in Non-Qualified Plan Contracts.

7. Transfers During the Accumulation Period.

   During the Accumulation Period, you may transfer Contract Value among the Subaccounts, the Guarantee Periods and the Fixed Account subject to the following conditions:

      . the minimum amount which may be transferred is $50 for each Subaccount or Fixed Account and $500 for each Guarantee Period or, if smaller, the remaining value in the Subaccount, Fixed Account or Guarantee Period.

      . no partial transfer will be made if the remaining Contract Value of the Fixed Account or any Subaccount will be less than $50 or any Guarantee Period will be less than $500, unless the transfer will eliminate your interest in the applicable account;

      . no transfer may be made within seven calendar days of the date on which the first annuity payment is due;

      . any transfer from a Guarantee Period is subject to a Market Value Adjustment unless the transfer is effected within 30 days after the end of the applicable Guarantee Period;

      . multiple transfers requested on one business day will be counted as one transfer; and

      . we reserve the right to restrict transfers for a period of 15 days after each transfer in excess of 12 in a Contract Year. Any transfer request received during such a period will not be processed unless resubmitted and received after the 15-day period.

   We may charge a $10 fee for each transfer in excess of 12 in a Contract Year. However, transfers made pursuant to the Dollar Cost Averaging or Automatic Asset Rebalancing programs do not count toward these 12 transfers for purposes of determining whether the fee will apply. Because a transfer before the end of a Guarantee Period is subject to a Market Value Adjustment, the amount transferred from the Guarantee Period may be more or less than the requested dollar amount.

   Except as provided below, we make transfers pursuant to your written or telephone request specifying in detail both the amount which is to be transferred and the names of the accounts which are affected. We will transfer from the Fixed Account or Guarantee Periods as of the Valuation Date following the date we receive your written or telephone transfer request. Telephone transfers require the proper authorization from us, and all telephone transfer request will be recorded for your protection. We reserve the right to terminate the telephone transfer privilege at any time.

   The following transfers must be requested through standard United States mail:

      .  transfers in excess of $250,000 per Contract, per day, and

      . transfers into and out of the Credit Suisse Trust-Emerging Markets, Credit Suisse Trust-Global Post-Venture Capital, Scudder Global Discovery, Scudder International, Scudder Global Blue Chip and Scudder International Select Equity Subaccounts, in excess of $50,000 per Contract, per day.

   In the case of transfers between Subaccounts, the reduction and credit of Accumulation Units in each Subaccount is determined based on the Accumulation Unit value at the end of the Valuation Period in which we received your request.

   If a transfer is to be made from a Subaccount, we may suspend the right of transfer:

      . during any period when the New York Stock Exchange is closed other than customary weekend and holiday closings;

      . when trading in the markets normally utilized is restricted, or an emergency exists as determined by the SEC so that disposal of investments or determination of the Accumulation Unit value is not practical; or

      . for such other periods as the SEC by order may permit for the protection of Owners.

   We may defer the payment of a transfer from the Fixed Account or Guarantee Periods, for the period permitted by law. This can never be more than six months after we receive your written or telephone request. During the period of deferral, we will continue to credit interest, at the then current interest rate(s), to the Fixed Account Contract Value and/or each Guarantee Period Value.

   If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party's instructions. However, we do not offer or participate in any asset allocation program or investment advisory service and we take no responsibility for any third party asset allocation program or investment advisory service. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the Subaccounts available for transfer under third party authorizations.


   The Contract is not designed for professional market timing organizations, or other organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the Subaccounts and may be detrimental to Owners. Further, these short-term strategies are particularly inappropriate for attaining long-term retirement goals or for the protection of heirs. Consequently, we reserve the right, at our sole discretion and without prior notice, to take action when we identify market timing strategies detrimental to Owners.

   We reserve the right at any time and without notice to any party, to terminate, suspend or modify these or any other transfer rights. If you submit a request for a transfer that is no longer permitted, we will notify you in writing that the transaction is not permissible. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone or other transfer request.

8. Dollar Cost Averaging Program.

   Under our Dollar Cost Averaging ("DCA") program, a predesignated portion of any Subaccount or Fixed Account option is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to any other accounts, except for the Scudder Money Market Subaccount #2, based on your allocation of accounts.


   The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and fewer Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount (other than a Subaccount which maintains a stable net asset value), are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed.


   The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The DCA program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the first transfer date.

   We will waive the mortality and expense risk charge on the Scudder Money Market Subaccount #2 if you allocate all or a portion of the initial Purchase Payment to that account with the purpose of Dollar Cost Averaging the total allocation into other accounts within one year. If you terminate Dollar Cost Averaging or do not deplete all Subaccount Value in Scudder Money Market Subaccount #2 within one year, we automatically transfer any remaining value in the Scudder Money Market Subaccount #2 to Scudder Money Market Subaccount #1. The Scudder Money Market Subaccount #2 may only be used in a DCA program where DCA transfers are made monthly.

   The minimum transfer amount is $100 per Subaccount or Fixed Account. The total Contract Value in an account at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

   Dollar Cost Averaging ends if:

      .  the number of designated monthly transfers has been completed,

      . Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount will be transferred,

      . we receive your written termination at least five business days before the next transfer date, or

      .  the Contract is surrendered or annuitized.


   If the Fixed Account balance is at least $10,000, you may elect automatic monthly or calendar quarter transfers of interest accrued in the Fixed Account to one or more of the Subaccounts or Guarantee Periods. You may enroll in this program any time by completing our Dollar Cost Averaging form. Transfers are made within five business days of the end of the month or calendar quarter, as applicable. We must receive the enrollment form at least ten days before the end of the month or calendar quarter, as applicable.

9. Automatic Asset Rebalancing Program.

   Under our Automatic Asset Rebalancing program, transfers among the accounts, except for Guarantee Periods, the Fixed Account or the Scudder Money Market Subaccount #2, will automatically be made periodically on a monthly, quarterly, semi-annual or annual basis to achieve the Owner's pre-defined asset allocations. Transfers under this program are not subject to the $50 transfer minimum and will not be counted against the 12 transfers permitted in a Contract Year. An election to participate in this plan must be in writing on our form and returned to us.


   You may not simultaneously participate in the Dollar Cost Averaging and Automatic Asset Rebalancing programs.


10. Withdrawals During the Accumulation Period.

   During the Accumulation Period, you may make an unlimited number of partial withdrawals or a total withdrawal (also known as a "surrender") from the Contract. Upon surrender, we will pay the Contract Value reduced by any withdrawal charge, Debt, applicable premium taxes, records maintenance charge and applicable withholding tax, adjusted by any applicable Market Value Adjustment. A partial withdrawal may not exceed the amount available upon surrender. The Market Value Adjustment formula will be applied to the applicable portion of the total value withdrawn unless a withdrawal is effected within 30 days after the end of the applicable Guarantee Period(s). You must return the Contract to us if you elect a total withdrawal. Withdrawals may have tax consequences. (See "Federal Income Taxes.")

   Each Contract Year, you may withdraw remaining Purchase Payments no longer subject to a withdrawal charge, plus 10% of remaining Purchase Payments subject to a withdrawal charge, without incurring a withdrawal charge ("partial free withdrawal").

   The 10% of remaining Purchase Payments is per Contract Year and is not cumulative for future Contract Years.

   Partial withdrawals are subject to the following conditions:

      . partial withdrawals must be at least $500 or, if smaller, the remaining value in the Fixed Account or a Guarantee Period or Subaccount;

      . no partial withdrawal will be made if the remaining Contract Value of the Fixed Account or any Subaccount will be less than $50 or any Guarantee Period will be less than $500 unless the withdrawal will eliminate your interest in the applicable account;

      . if an account is not specified for the partial withdrawal, it will be deducted on a pro rata basis from the investment options in which the Owner has an interest; and

      . if a partial withdrawal would reduce Contract Value to less than $5,000, the partial withdrawal will be processed as a total withdrawal (surrender of the Contract).


   We make withdrawals pursuant to your written or telephone request specifying in detail both the amount which is to be withdrawn and the names of the accounts that are affected. Telephone transfers are subject to restrictions and require the proper authorization from us. We will make withdrawals from the Fixed Account or Guarantee Periods as of the Valuation Date following the date we receive your written or telephone withdrawal request.


   In the case of withdrawals from a Subaccount, we will redeem the necessary number of Accumulation Units to achieve the requested dollar amount and then reduce the number of Accumulation Units credited in each Subaccount by the number of Accumulation Units redeemed. The reduction in the number of Accumulation Units is determined based on the Accumulation Unit value at the end of the Valuation Period in which we received your request. We will pay the amount within seven calendar days after we receive the request, except as provided below.

   If the withdrawal is to be made from a Subaccount, we may suspend the right of withdrawal, or delay payment beyond seven calendar days;

      . during any period when the New York Stock Exchange is closed other than customary weekend and holiday closings;

      . when trading in the markets normally utilized is restricted, or an emergency exists as determined by the SEC so that disposal of investments or determination of the Accumulation Unit value is not practical; or

      . for such other periods as the SEC by order may permit for the protection of Owners.

   We may defer the payment of a withdrawal from the Fixed Account or Guarantee Periods, for the period permitted by law. This can never be more than six months after we receive your written or telephone request. During the period of deferral, we will continue to credit interest, at the then current interest rate(s), to the Fixed Account Contract Value and/or each Guarantee Period Value.

   A participant in the Texas Optional Retirement System ("ORP") must obtain a certificate of termination from the participant's employer before the Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.


   Withdrawals will reduce the Optional Enhanced Death Benefit ("OEDB") in the proportion that the withdrawal, plus withdrawal charges, bears to the Contract Value. For example, if the OEDB is $100,000 and the Contract Value is $80,000, and a withdrawal, including withdrawal charges, of $20,000 is taken, the OEDB is then reduced to $75,000 as shown below.


      .  $20,000/$80,000 = 25% ratio of withdrawal to Contract Value;

      .  $100,000 X 25% = $25,000 of OEDB reduction;

      .  $100,000 OEDB-$25,000 = $75,000 remaining OEDB

11. Systematic Withdrawal Plan.

   We offer a Systematic Withdrawal Plan ("SWP") allowing you to pre-authorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw a selected amount, or amounts based on your life expectancy, from the Fixed Account, or from any of the Subaccounts or Guarantee Periods on a monthly, quarterly, semi-annual or annual basis. You may select the day of the month on which the withdrawals will occur, other than the 29th, 30th, or 31st of the month. The SWP is available when you request a minimum $100 periodic payment. A Market Value Adjustment applies to any withdrawals under the SWP from a Guarantee Period, unless effected within 30 days after that Guarantee Period ends. If the amounts distributed under the SWP from the Fixed Account and the Subaccounts or Guarantee Periods exceed the partial free withdrawal amount, the withdrawal charge is applied on any amounts exceeding the partial free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give 30 days notice if we amend the SWP, and you may terminate the SWP at any time.

12. Contract Loans.


   The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Internal Revenue Code of 1986 ("Code") or with a qualified plan under Code Section 401, may request a loan (if permitted by the qualified plan) any time during the Accumulation Period. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under section 403(b) contracts and ERISA Qualified Plans are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

   Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

   If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the investment accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your Contract Value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your Contract Value will be greater than it would have been had no loan been outstanding.

13. Market Value Adjustment.

   The Market Value Adjustment formula stated below is applicable for both an upward or downward adjustment to a Guarantee Period Value when, prior to the end of a Guarantee Period, that value is:

      .  taken as a total or partial withdrawal;

      .  applied to purchase an Annuity Option; or

      . transferred to another Guarantee Period, the Fixed Account or a Subaccount.

   However, a Market Value Adjustment will not be applied to any Guarantee Period Value transaction effected within 30 days after the end of the applicable Guarantee Period or during the free look period. The Market Value Adjustment applies before the deduction of any withdrawal charges.

   The Market Value Adjustment reflects the relationship between:

      . the currently established interest rate reduced by the cost of any optional rider elected by the Owner ("Current Interest Rate") for a Guarantee Period equal to the remaining length of the Guarantee Period, rounded to the next lower number of complete years, and

      .  the Guaranteed Interest Rate applicable to the amount being withdrawn.


   Generally, if the Guaranteed Interest Rate is the same or lower than the applicable Current Interest Rate, the Market Value Adjustment reduces Guarantee Period Value and results in a lower payment. Thus, if interest rates increase, the withdrawal could be less than the original Purchase Payment or the original amount allocated to a Guarantee Period. Conversely, if the Guaranteed Interest Rate is higher than the applicable Current Interest Rate, the Market Value Adjustment increases Guarantee Period Value and results in a higher payment.



   The Market Value Adjustment (MVA) uses this formula:



       MVA = Guarantee Period Value X {[(1+I)/(1+J)]/ t/365-/1}



       Where:



          I is the Guaranteed Interest Rate being credited to the Guarantee Period Value (GPV) subject to the Market Value Adjustment;



          J is the current interest rate declared by us as of the effective date of the application of the Market Value Adjustment for current allocations to a Guarantee Period the length of which is equal to the balance of the Guarantee Period for the Guarantee Period Value subject to the Market Value Adjustment, rounded to the next higher number of complete years, reduced by the cost of any optional rider elected by the Owner; and



          t is the number of days remaining in the Guarantee Period.




   An illustration showing an upward and a downward adjustment is provided in Appendix B to this Prospectus.

14. Death Benefits.

Standard Death Benefit

   If you have not elected an Optional Enhanced Death Benefit rider and you die during the Accumulation Period, we will pay to the Beneficiary the greater of the following, less Debt:

      .  the Contract Value plus any positive Market Value Adjustment, and

      . the total amount of Purchase Payments less previous Purchase Payments withdrawn and withdrawal charges as of the date of death.


   We compute the applicable Contract Value at the end of the Valuation Period following our receipt of due proof of death, the return of the Contact and such other information we may require to process the death benefit. The proof may be a certified death certificate or any other written proof satisfactory to us.



Optional Enhanced Death Benefit Riders



   There are two Optional Enhanced Death Benefit ("OEDB") riders available under the Contract, the Annual Step-Up Option and the Annual Step-Up With 5% Roll-Up Option. We may discontinue the offering of the OEDB riders at any time. The OEDB riders may not be available in all states.



   The investment options under the Contract are categorized as "Class 1 Accumulation Options" or "Class 2 Accumulation Options" solely for purposes of calculating the benefits and charges attributable to the OEDB. The Class 1 Accumulation Options are the Fixed Account, the Guarantee Periods and the Money Market Subaccounts. All other options are Class 2 Accumulation Options.



   You may elect an OEDB rider only on the initial Contract application. You cannot elect an OEDB rider after the date we issue the Contract.



   If you elect an OEDB rider, the death benefit will be based on the option you selected.



Annual Step-Up Option



   The Annual Step-Up Option may be elected only if the oldest Owner is age 80 or younger at the time of issue. The current charge for the Annual Step-Up Option is 0.20% of applicable Contract Value (See "Contract Charges and Expenses").



   If you elect the Annual Step-Up Option, the death benefit will be equal to the greatest of the following, less Debt:



       (1)Contract Value plus any positive Market Value Adjustment;



       (2)the total amount of Purchase Payments less previous Purchase Payments withdrawn and withdrawal charges as of the date of death; and



       (3)the Step-Up death benefit, described below.



Annual Step-Up With 5% Roll-Up Option



   The Annual Step-Up With 5% Roll-Up Option may be elected only if the oldest Owner is age 75 or younger at the time of issue. The current charge for the Annual Step-Up With 5% Roll-Up Option is 0.35% of applicable Contract Value (See "Contract Charges and Expenses").



   If you elect the Annual Step-Up With 5% Roll-Up Option, the death benefit will be equal to the greatest of the following, less Debt:



       (1)Contract Value plus any positive Market Value Adjustment;



       (2)the total amount of Purchase Payments less previous Purchase Payments withdrawn and withdrawal charges as of the date of death;

       (3)the Step-Up death benefit, described below; and



       (4)the Roll-Up death benefit, described below.



   The Step-Up death benefit for the Contract is equal to the greatest of:



      . the Contract Value on each Contract Anniversary preceding the earlier of the 81st birthday of the oldest Owner or date of death,



      . increased by Purchase Payments made since such Contract Anniversary, and



      . decreased by any adjustments for withdrawals and withdrawal charges since such Contract Anniversary.



   The Roll-Up death benefit is equal to:



      .  the total amount of Purchase Payments,



      . accumulated at 5.00% per year (not to exceed two times the value of Purchase Payments that have not been previously withdrawn), to the earlier of the 80th birthday of the oldest Owner or the date of death,



      .  minus any adjustment for withdrawals and withdrawal charges,



      . increased by Purchase Payments made from the 80th birthday of the oldest Owner to the date of death,



      . decreased by any adjustment for withdrawals and withdrawal charges from the 80th birthday of the oldest Owner to the date of death; and



      . adjusted for allocations to Class 1 Accumulation Options, described below.



Adjustments for Withdrawals and Withdrawal Charges



   Withdrawals and withdrawal charges will reduce the Step-Up and Roll-Up death benefits on a pro rata basis. (See "Withdrawals During the Accumulation Period.") The adjustment for a withdrawal is equal to the value of the death benefit immediately prior to the withdrawal multiplied by (a) divided by (b) where:



       (a)is the withdrawal plus any withdrawal charges, and



       (b)is the Contract Value, prior to the withdrawal.



Adjustments for Allocations to Class 1 Accumulation Options



   Certain investment options under the Contract are designated "Class 1 Accumulation Options". Currently, the Class 1 Accumulation Options are the Fixed Account, the Guarantee Periods and the Money Market Subaccounts. We may add or delete Class 1 Accumulation Options. All other investment options are "Class 2 Accumulation Options".



   If you have allocated any portion of your Contract Value to a Class 1 Accumulation Option at any time, it will affect the amount of your death benefit as follows:



       (1)For purposes of calculating the Roll-Up death benefit, Purchase Payments allocated to the Class 1 Accumulation Options are not accumulated at 5.00% interest. In general, the Roll-Up death benefit will be less if you allocate amounts to Class 1 Accumulation Options than it will be if you allocate to Class 2 Accumulation Options.



       (2)For the Roll-Up death benefit, the amount of Purchase Payments allocated to Class 1 Accumulation Options, adjusted for prior transfers and withdrawals and withdrawal charges, will be added to the Roll-Up death benefit after it is otherwise determined for Class 2 Accumulation Options.



       (3)If transfers are made between Class 1 and Class 2 Accumulation Options, a proportional adjustment will be made to the Roll-Up death benefit attributable to each class to reflect the period of time that allocations were held in the respective classes.



   The above information regarding the OEDB is a summary of the provisions contained in the rider to your Contract that will be issued if you elect an OEDB. You should consult the rider for additional details. The provisions of the rider are controlling.

   If the Owner is a non-natural person, the OEDB will be based on the age of the oldest Annuitant.

   The applicable death benefit will be paid to the designated Beneficiary upon the death of the Owner during the Accumulation Period. Upon the death of a joint Owner during the Accumulation Period, a death benefit will be paid to the surviving joint Owner.


   If the Owner is not a natural person, we will pay the death benefit upon the death of an Annuitant. We will pay the death benefit to the Beneficiary after we receive due proof of death. We will then have no further obligation under the Contract.


   We compute the applicable death benefit at the end of the Valuation Period following our receipt of due proof of death, the return of the Contract and such other information we may require to process the death benefit. The proof may be a certified death certificate or any other written proof satisfactory to us.

   The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's life expectancy; or Annuity Option 2 or 3 based upon the life expectancy of the Beneficiary as prescribed by federal tax regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death.

   If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death. Distribution of the death benefit must start within one year after your death. It may start later if prescribed by federal regulations.


   If the Contract was issued as a Non-Qualified Plan Contract, an IRA or Roth IRA and your spouse is the only primary Beneficiary when you die, your surviving spouse may elect to be the successor Owner of the Contract by completing the spousal continuation section of the claim form submitted with due proof of your death. Your surviving spouse will become the Annuitant if no Annuitant is living at the time of your death. If your surviving spouse elects to become the successor Owner of the Contract on your death, thereby waiving claim to the death benefit otherwise payable, a death benefit will not be paid on your death. The Contract Value will be adjusted to equal the death benefit amount otherwise payable, subject to the following.


      . The Contract Value will be adjusted to equal the amount of the death benefit. The difference, if any, between the death benefit and the Contract Value one day prior to the date of continuance will be credited to the Scudder Money Market Subaccount #1. The successor Owner may subsequently transfer this amount from the Scudder Money Market Subaccount #1 to other investment options under the Contract.


      . Upon the death of your surviving spouse before the Annuity Date, the amount of the death benefit payable will be determined as if: (1) the Contract was issued on the date of continuance; and (2) the Contract Value on the date of continuance resulted from receipt of an initial Purchase Payment in that amount.


      . Withdrawal charges, if any, will be limited to withdrawals of Purchase Payments made after the date of continuance.

      .  Any OEDB rider in effect will terminate as of the date of your death.

      . Your surviving spouse may elect any OEDB rider then offered by us. All such riders will be subject to the terms and conditions then in effect at the time of continuance, and all charges and benefits will be calculated as if the coverage was issued to the surviving spouse on the date of continuance and the Contract Value on the date of continuance resulted from receipt of an initial Purchase Payment in that amount.


      . Any subsequent spouse of the surviving spouse Beneficiary will not be entitled to continue the Contract upon the death of the surviving spouse Beneficiary.

                         CONTRACT CHARGES AND EXPENSES

   We deduct the following charges and expenses:

      .  mortality and expense risk charge,

      .  administrative charge,

      .  records maintenance charge,

      .  withdrawal charge,

      .  Optional Enhanced Death Benefit charge, if elected, and

      .  Commutation charge, if applicable.

   Subject to certain expense limitations, you indirectly bear investment management fees and other Portfolio expenses. For Purchase Payments allocated to the Fixed Account or any Guarantee Periods, the applicable credited rates will be reduced to reflect any applicable asset-based charges.

   We reserve the right to charge a fee of $10 for each transfer of Contract Value in excess of twelve transfers per Contract Year.

1. Mortality and Expense Risk Charge.

   We assess each Subaccount a daily asset charge for mortality and expense risks at a rate of 1.55% per year. Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

   The mortality risk we assume arises from two contractual obligations. First, if you die before the Annuity Date, we may, in some cases, pay more than Contract Value. (See "Death Benefits" above.) Second, when Annuity Options involving life contingencies are selected, we assume the risk that Annuitants will live beyond actuarial life expectancies.

   We also assume an expense risk. Actual expenses of administering the Contracts may exceed the amounts we recover from the records maintenance charge or the administrative cost portion of the daily asset charge.

2. Administrative Charge.

   We assess each Subaccount a daily asset charge for administrative costs at a rate of 0.15% per year. This charge reimburses us for expenses incurred for administering the Contracts. These expenses include processing Owner inquiries, changes in allocations, Owner reports, Contract maintenance costs, and data processing costs. The administrative charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of a particular Contract.

3. Records Maintenance Charge.

   We deduct an annual records maintenance charge of $30 during the Accumulation Period. The charge is assessed:

      .  at the end of each Contract Year, and

      .  upon total withdrawal of the Contract.

   However, we do not deduct the records maintenance charge for Contracts with a Contract Value of at least $50,000 on the date the charge would otherwise be assessed. We will waive the Market Value Adjustment (positive or negative) on any portion of the $30 charge assessed to the Guarantee Periods.

   This charge reimburses us for the expenses of establishing and maintaining Contract records. The record maintenance charge is prorated among all investment options in which you have an interest.

4. Withdrawal Charge.

   We do not deduct a sales charge from any Purchase Payment. However, we charge the withdrawal charge on certain surrenders, partial withdrawals, and annuitizations. The withdrawal charge (a contingent deferred sales charge) covers Contract sales expenses, including commissions and other promotional and acquisition expenses. Currently, we anticipate withdrawal charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets, including proceeds from other Contract charges.

   In calculating the withdrawal charge, we treat withdrawals as coming from the oldest Purchase Payments first (i.e., first-in, first-out) and then from earnings, if any. We will charge all amounts withdrawn and any applicable withdrawal charge against Purchase Payments in the chronological order in which we received them beginning with the initial Purchase Payment.

   Each Contract Year, you may make a withdrawal from the Contract without incurring a withdrawal charge up to the total of:

      .  Remaining Purchase Payments no longer subject to a withdrawal charge;
         and

      . 10% of remaining Purchase Payments that are subject to withdrawal charges.

   Remaining Purchase Payments are those Purchase Payments that have not been previously withdrawn from the Contract.

   If you withdraw a larger amount, the excess Purchase Payments withdrawn are subject to a withdrawal charge, as follows:

                     Years Elapsed Since
                  Purchase Payment Received Withdrawal Charge
                  ------------------------- -----------------
                  Less than one............        7.0%
                  One but less than two....        6.0%
                  Two but less than three..        5.0%
                  Three but less than four.        4.0%
                  Four and thereafter......        0.0%

   For purposes of the above schedule, a year will elapse on the last day of the Contract Year in which the Purchase Payment was received and on the last day of each subsequent Contract Year.

   After you have withdrawn all Purchase Payments, any remaining earnings may be withdrawn without incurring a withdrawal charge.

   For purposes of calculating withdrawal charges, we assume that amounts are withdrawn in the following order:

       (1)Purchase Payments no longer subject to a withdrawal charge,

       (2)The 10% free withdrawal amount,

       (3)Purchase Payments subject to a withdrawal charge in the chronological order in which they were received, and

       (4)Earnings.

   When a withdrawal is requested, you receive a check in the amount requested. If a withdrawal charge applies, Contract Value is reduced by the withdrawal charge, plus the dollar amount sent to you.


   As the withdrawal charges schedule is based on the year in which each Purchase Payment is made, you may be subject to a withdrawal charge, even though the Contract may have been issued many years earlier. (For additional details, see "Withdrawals During the Accumulation Period.")


   Subject to certain exceptions and state approvals, withdrawal charges are not assessed on withdrawals:

      . after you have been confined in a skilled health care facility for at least 45 consecutive days and you remain confined at the time of the request;

      . within 45 days following your discharge from a skilled health care facility after a confinement of at least 45 days; or

      . if you become disabled after the Contract is issued and before age sixty-five (65).

   According to the Social Security Administration, the following is the definition for "disability."

       "Inability to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or which has lasted or can be expected to last for a continuous period of not less than 12 months."

   Restrictions and provisions related to the nursing care or disability waivers are described in the Contract endorsements.

   The withdrawal charge also applies at annuitization to amounts attributable to Purchase Payments in their fourth year or earlier. No withdrawal charge applies upon annuitization if you select Annuity Options 2, 3, 4, or 5, or if payments under Annuity Option 1 are scheduled to continue for at least ten years. See "The Annuity Period-Annuity Options" for a discussion of the Annuity Options available.

   We reserve the right to reduce or waive the withdrawal charge. See "9. Exceptions", below.

5. Optional Enhanced Death Benefit Charge.

   The annual charge for the Optional Enhanced Death Benefit is .20% of Contract Value if you elect the Annual Step-Up Option and .35% of Contract Value if you elect the Annual Step-Up With 5% Roll-Up Option. The Optional Enhanced Death Benefit charge does not apply to Class 1 Accumulation Options. Currently, the Class 1 Accumulation Options are the Fixed Account, the Guarantee Periods and the Scudder Money Market Subaccounts.

6. Commutation Charge.


   The commutation charge applies during the Annuity Period. The charge equals the difference between the present value of any remaining payments in a certain period (as of the date of calculation) calculated using:



       A. For a Fixed Annuity Option, (i) a discount rate that is equal to the rate assumed in calculating the initial income payment and (ii) the greater of: (a) the ten year treasury constant maturity plus 3%; and
          (b) the rate used to determine the initial payment plus 2%, and



       B. For a Variable Annuity Option, (i) a discount rate that is equal to the assumed investment rate and (ii) the assumed investment rate plus 2%.


   The commutation charge applies to the calculation of lump sum payments with respect to any remaining periodic payments in the certain period under Annuity Options 1, 3 and 5 upon the death of an Annuitant during the Annuity Period or in commutation of remaining annuity payments under those options. The commutation charge reflects the use of a higher interest rate to determine the commutation amount than the interest rate used to determine the initial annuity payment.

7. Investment Management Fees and Other Expenses.


   Each Portfolio's net asset value reflects the deduction of investment management fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the attached prospectuses for the Portfolios and the Funds' statements of additional information.


8. State Premium Taxes.

   Certain state and local governments impose a premium tax ranging from 0% to 3.5% of Purchase Payments. If we pay state premium taxes, we will deduct the amount paid from:

      .  Purchase Payments when we receive them,

      .  Contract Value upon total withdrawal, or

      .  Contract Value upon annuitization.

   In no event will an amount be deducted for premium taxes before we have incurred a tax liability under applicable state law. See "Appendix B--State Premium Tax Chart" in the Statement of Additional Information.

9. Exceptions.


   We may decrease the mortality and expense risk charge, the administration charge, and the records maintenance charge without notice. However, we guarantee that we will not increase the charges above the amounts listed on your Contract Schedule. We bear the risk that those charges will not cover our costs. On the other hand, should the charges exceed our costs, we will not refund any charges. Any profit is available for corporate purposes including, among other things, payment of distribution expenses.


   We may also reduce or waive fees and charges, including but not limited to, the records maintenance charge, the withdrawal charge, mortality and expense risk charge and administrative charge, for certain sales that may result in cost savings, such as those where we incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedure. We may also reduce or waive fees and charges and/or credit additional amounts on Contracts issued to:

      . employees and registered representatives (and their families) of broker-dealers (or their affiliated financial institutions) that have entered into selling group agreements or distribution agreements with Investors Brokerage Services, Inc. ("IBS"); and

      . officers, directors and employees (and their families) of KILICO and Scudder Variable Series I and II investment advisers and principal underwriters or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

   Reductions in these fees and charges will not unfairly discriminate against any Owner.

                              THE ANNUITY PERIOD

   Annuity payments to you or your designated payee begin on the Annuity Date under the selected Annuity Option. The Annuity Date must be at least two years from the Date of Issue and must be prior to the later of the youngest original Annuitant's 91st birthday (if the Contract is part of a Charitable Remainder Trust, the Annuitant's 100th birthday) or ten years from the Date of Issue. Annuitization may be delayed beyond the Annuity Date if we are making systematic withdrawals based on your life expectancy. In this case, annuitization begins when life expectancy withdrawals are stopped. You may write to us prior to the distribution of a death benefit or the first annuity payment date to request a change of the Annuity Date.

1. Election of an Annuity Option.

   Contracts may be annuitized under one of several Annuity Options. We must receive an election of an Annuity Option in writing. You may make an election on or before the Annuity Date. The Beneficiary, subject to the terms of the death benefit provision, may elect to have the death benefit remain with us under one of the Annuity Options. An election may be revoked by a subsequent change of Beneficiary or an assignment of the Contract unless the assignment provides otherwise. Once elected, an Annuity Option cannot be changed after the first annuity payment is made.

   If an Annuity Option is not elected by the Annuity Date, an annuity will be paid for a certain period of ten years and for as long thereafter as the Annuitant (or joint Annuitant) is alive.

   You may elect annuity payments to be made as a Fixed Annuity or Variable Annuity or a combination. We must receive your election at least seven days prior to the Annuity Date. If we do not receive an election from you, annuity payments will be made as a Fixed Annuity. Allocations will not be changed thereafter, except as permitted in the "Transfers During the Annuity Period" provision of the Contract. The MVA Option is not available during the Annuity Period.

2. Annuity Payments.

   Payments for all Annuity Options are derived from the applicable tables. Current annuity rates will be used if they produce greater payments than those quoted in the Contract. The "Age" in the tables represents the age of the Annuitant on the last birthday before the first annuity payment is due.

   The guaranteed monthly payments are based on an interest rate of 2.5% per year, and where mortality is involved, the 2000 individual annuity mortality table developed by the Society of Actuaries, projected using Scale G to the Year 2015. We may also make available Variable Annuity payment options based on assumed rates other than 2.5%.

   The Annuity Option selected must result in a payment that is at least equal to our minimum payment, according to our rules, at the time the Annuity Option is chosen. If at any time the payments are less than our minimum payment, we have the right to increase the period between payments to quarterly, semi-annual or annual so that the payment is at least equal to the minimum payment or to make payment in one lump sum.

   The amount of periodic annuity payments may depend upon:

      .  the Annuity Option selected;

      .  the age and sex of the Annuitant; and

      .  the investment experience of the selected Subaccount(s).


   The age of the Annuitant influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. The sex of the Annuitant influences the amount of periodic payments because females generally live longer than males, resulting in smaller payments for females, than males of the same age.


   Annuity payments are made to the Owner or to the person designated in writing by the Owner to receive payment.

3. Annuity Options.

   You may elect one of the following Annuity Options.

Annuity Option 1--Fixed Installment Annuity.

   Option 1 provides that we will make monthly annuity payments for a certain period of 10 years.

Annuity Option 2--Life Annuity.

   Option 2 provides that we will make monthly annuity payments over the lifetime of the Annuitant.

Annuity Option 3--Life Annuity with Installments Guaranteed.

   Option 3 provides that we will make monthly annuity payments for a certain period of 10 years and thereafter over the lifetime of the Annuitant.

Annuity Option 4--Joint and Survivor Annuity.

   Option 4 provides that we will pay the full monthly annuity payment over the lifetimes of both Annuitants. Upon the death of either Annuitant, we will continue to pay over the lifetime of the surviving Annuitant a percentage of the original monthly annuity payment. The percentage payable after the death of the first Annuitant must be selected at the time the Annuity Option is chosen. The percentages available to the surviving Annuitant are 50%, 66/2/3/%, 75% and 100%.

Annuity Option 5--Joint and Survivor Life Annuity with Installments Guaranteed.

   Option 5 provides that we will make monthly annuity payments for a certain period of 10 years and thereafter over the lifetimes of the Annuitants.

   Other Annuity Options--We may make other Annuity Options available.

   A supplementary agreement will be issued to reflect payments that will be made under an Annuity Option. Interest under an Annuity Option will start to accrue on the effective date of the supplementary agreement.

4. Transfers and Conversions During the Annuity Period.

   During the Annuity Period, you may elect to make the following transfers and conversions. Any election must be in writing in a form satisfactory to us. We reserve the right at any time and without notice to any party to terminate, suspend or modify these transfer and conversion privileges.

Transfers Between Subaccounts

   A transfer may be made from one Subaccount to another Subaccount, subject to the following limitations.

      . Transfers to a Subaccount are prohibited during the first year of the Annuity Period, and subsequent transfers are limited to one per year.

      .  You may not have more than three Subaccounts after the transfer.

      . The amount transferred must equal at least $5,000 of Annuity Unit value and at least $5,000 of Annuity Unit value must remain in the account from which the transfer is made, unless the transfer will eliminate the account.

      . No transfers may be made during the seven days before an annuity payment date. Any transfer request received during such a period will not be processed unless resubmitted and received after the annuity payment date.

   When a transfer is made between Subaccounts, the number of Annuity Units per annuity payment attributable to a Subaccount to which the transfer is made is equal to a. multiplied by b. divided by c. where:

    a. is the number of Annuity Units per annuity payment in the Subaccount from which the transfer is being made;

    b. is the Annuity Unit value for the Subaccount from which the transfer is being made; and

    c. is the Annuity Unit value for the Subaccount to which the transfer is being made.

Conversions From a Fixed Annuity Payment

   You may convert Fixed Annuity payments to Variable Annuity payments subject to the following:


      . at least $30,000 of annuity reserve value must be transferred from our General Account unless the transfer will eliminate the full amount of the annuity reserve value;



      . at least $30,000 of annuity reserve value must remain in our General Account after a transfer unless the transfer will eliminate the annuity reserve value;



      . conversions from a Fixed Annuity payment are available only on an anniversary of the Annuity Date; and



      .  we must receive notice at least thirty days prior to the anniversary.



   When a conversion is made from Fixed Annuity payment to Variable Annuity payment, the number of Annuity Units per annuity payment attributable to a Subaccount to which the conversion is made is equal to a. divided by b. divided by c. where:


    a. is the annuity reserve being transferred from our General Account;


    b. is the Annuity Unit value for the Subaccount to which the transfer is being made; and


    c. is the present value of $1.00 per payment period using the attained age(s) of the Annuitant(s) and any remaining payments that may be due at the time of the transfer.

Conversions To a Fixed Annuity Payment


   You may convert Variable Annuity payments to Fixed Annuity payments subject to the following:


      . conversions to a Fixed Annuity payment will be applied under the same Annuity Option as originally selected;



      . at least $30,000 of Annuity Unit value must be transferred to our General Account from the Subaccounts;



      . at least $5,000 of Annuity Unit value must remain in a Subaccount after a transfer unless the transfer will eliminate your interest in the Subaccount;



      . conversions to a Fixed Annuity payment are available only on an anniversary of the Annuity Date; and



      .  we must receive notice at least thirty days prior to the anniversary.



   When a conversion is made from a Variable Annuity payment to a Fixed Annuity payment, the number of Annuity Units per payment attributable to a Subaccount from which the conversion is made is the product of a. multiplied by b. multiplied by c. where:


    a. is the number of Annuity Units representing the interest in such Subaccount per annuity payment;


    b. is the Annuity Unit value for such Subaccount; and


    c. is the present value of $1.00 per payment period using the attained age(s) of the Annuitant(s) and any remaining payments that may be due at the time of the transfer.

5. Annuity Unit Value.

   The Annuity Unit value for each Subaccount is determined at the end of a Valuation Period by multiplying the result of a. times b. by c. where:

    a. is the Annuity Unit value for the immediately preceding Valuation Period;

    b. is the investment experience factor for the Valuation Period for which the Annuity Unit value is being calculated; and


    c. is the interest factor of .99993235 per calendar day of the subsequent Valuation Period to offset the effect of the assumed rate of 2.5% per year used in the Annuity Option Table in your Contract. We may also make available Annuity Options based on assumed investment rates other than 2.5%.


6. First Periodic Payment Under a Variable Annuity.

   To determine the first payment under a Variable Annuity, the Separate Account Contract Value, at the end of the Valuation Period preceding the Valuation Period that includes the date on which the first annuity payment is due, is first reduced by any applicable:

      .  withdrawal charge,

      .  records maintenance charge, and

      .  any premium taxes that apply.

   The remaining value will then be used to determine the first monthly annuity payment which is based on the guaranteed annuity option shown in the Annuity Option Table in your Contract. You may elect any option available.

7. Subsequent Periodic Payments Under a Variable Annuity.

   The dollar amount of subsequent annuity payments may increase or decrease depending on the investment experience of each Subaccount. The number of Annuity Units per annuity payment will remain fixed for each Subaccount unless a transfer is made in which case, the number of Annuity Units per annuity payment will change.

   The number of Annuity Units for each Subaccount is calculated by dividing a. by b. where:

    a. is the amount of the monthly payment that can be attributed to that Subaccount; and

    b. is the Annuity Unit value for that Subaccount at the end of the Valuation Period. The Valuation Period includes the date on which the payment is made.


   After the first annuity payment, subsequent monthly annuity payments are calculated by adding, for each Subaccount, the product of a. times b. where:


    a. is the number of Annuity Units per annuity payment in each Subaccount;
       and

    b. is the Annuity Unit value for that Subaccount at the end of the Valuation Period. The Valuation Period includes the date on which the payment is made.

   After the first annuity payment, we guarantee that the dollar amount of each subsequent annuity payment will not be adversely affected by changes in mortality experience or actual expenses from the mortality and expense assumptions on which we based the first payment.

8. Periodic Payments Under a Fixed Annuity.

   To determine payments under a Fixed Annuity, the Fixed Account Contract Value plus the Accumulated Guarantee Period Values adjusted for any applicable Market Value Adjustment, on the first day preceding the date on which the first annuity payment is due, is first reduced by any withdrawal charge, records maintenance charge and premium taxes that apply. The remaining value will then be used to determine the Fixed Annuity monthly payment in accordance with the Annuity Option selected.

9. Death of Annuitant or Owner.

   If the Annuitant dies, we will automatically continue any unpaid installments for the remainder of the certain period under Annuity Options 1, 3 or 5. If the Owner elects, we will pay a lump sum payment of the present value of the remaining payments in the certain period. The election to receive the lump sum payment must be made within 60 days of our receipt of due proof of death of the Annuitant or joint Annuitants. The present value of the remaining payments in the certain period will be calculated based on the applicable interest rate.

   For a Fixed Annuity Option, the applicable interest rate is the greater of:

    a. the ten year Treasury constant maturity plus 3%; and

    b. the rate used to determine the initial payment plus 2%.

   For a Variable Annuity Option, the applicable interest rate is the assumed investment rate plus 2%.

   The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of due proof of death.

   If Annuity Option 2 is elected, annuity payments terminate automatically and immediately upon the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible that only one payment will be received if death occurred prior to the date the second payment was due.

   Under Annuity Option 4, Annuity payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received.

   If an Owner, who is not also an Annuitant, dies after the Annuity Date, the following provisions apply:

      . If the Owner was the sole owner, the remaining annuity payments will be payable to the Beneficiary in accordance with the provisions described above. The Beneficiary will become the Owner of the Contract.

      . If the Contract has joint Owners, the annuity payments will be payable to the surviving joint Owner in accordance with the provisions described above. Upon the death of the surviving joint Owner, the Beneficiary becomes the Owner.

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

10. Protection of Benefits.

   Unless otherwise provided in the supplementary agreement, the Owner may not commute, anticipate, assign, alienate or otherwise hinder the receipt of any annuity payment. Further, the proceeds of the Contract and any payment under an Annuity Option will be exempt from the claim of creditors and from legal process to the extent permitted by law.

11. Age, Gender and Survival.

   We may require satisfactory evidence of the age, gender and the continued survival of any person on whose life the income is based.

   If the Annuitant's age or gender has been misstated, the amount payable under the Contract will be calculated as if those Purchase Payments sent to us had been made at the correct age or gender. Interest not to exceed 6% compounded each year will be charged to any overpayment or credited to any underpayment against future payments we may make under the Contract.

12. Commutable Annuitization Option

   For annuitizations under Fixed or Variable Annuity Options 1, 3 or 5, the Owner may elect a commutable annuitization option. Variable Annuity Option 1 is always commutable. As to other Annuity Options, you may choose to receive a lump sum payment during the certain period. Lump sum payments are available beginning 13 months after the Annuity Date and may be elected once each year.

   If your Contract was issued under a Qualified Plan, you may withdraw all or a portion of the present value of the remaining payments during the certain period. If your Contract was not issued under a Qualified Plan, over the life of the Contract you may withdraw up to 75% of the present value of the remaining payments in the certain period. We apply this limit as follows: each time you withdraw a lump sum payment, we will calculate the percentage that amount represents of the present value of the remaining payments in the certain period; you may not withdraw an additional lump sum payment if the sum of those percentages over the life of the Contract would exceed 75%.

   If you take a partial lump sum payment, the remaining payments during the certain period will be reduced based on the ratio of the amount of the lump sum to the present value of the remaining payments in the certain period prior to the withdrawal. Under Options 3 and 5, if the Annuitant is living after the period certain ends, payments will resume without regard to any lump sum payment made during the certain period.

   In determining the amount of the lump sum payment that is available, the present value of the remaining payments in the certain period will be calculated based on the applicable interest rate. For a Fixed Annuity Option, the applicable interest rate is the greater of:

       a. the ten year treasury constant maturity plus 3%; and

       b. the rate used to determine the initial annuity payment plus 2%.

   For a Variable Annuity Option, the applicable interest rate is the assumed interest rate plus 2%.

   The amount of each payment for purposes of determining the present value of any variable installments will be the payment next scheduled after the request for commutation is received.

                             FEDERAL INCOME TAXES

A. INTRODUCTION.

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

   This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment--federal, state, or local--of any Contract or of any transaction involving a Contract.

B. OUR TAX STATUS.

   We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account to provide for these taxes prior to or on the Annuity Date.

C. TAXATION OF ANNUITIES IN GENERAL.

1. Tax Deferral During Accumulation Period.

   Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Plan Contract are generally not taxable to you or the Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      .  the Contract must be owned by an individual,

      .  Separate Account investments must be "adequately diversified",

      . we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes, and

      . annuity payments must appropriately amortize Purchase Payments and Contract earnings.

   Non-Natural Owner. As a general rule, deferred annuity contracts held by "non-natural persons," such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

   Additional exceptions to this rule include:

      .  contracts acquired by a decedent's estate,


      .  certain Qualified Contracts,


      .  certain contracts used with structured settlement agreements, and

      . certain contracts purchased with a single premium when the annuity starting date is no later than a year from contract purchase and substantially equal periodic payments are made at least annually.

   Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the Contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the Contract Value and the Purchase Payments.

   Although we do not control Fund investments, we expect that each Portfolio of the Funds will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

   Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner's gross income. The Internal Revenue Service ("IRS"), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate the Contract Value among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

   We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that our efforts would be successful.

   Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant is older than age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

   The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals.

   Partial or full withdrawals from a Non-Qualified Plan Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract." This amount is referred to as the "income on the contract." Investment in the contract equals the total of Purchase Payments minus amounts previously received from the Contract that were not includible in your income. Credits we make to your Contract in connection with Market Value Adjustments are not part of your investment in your Contract (and thus, for tax purposes, are treated in the same way as investment gains).

   Any assignment or pledge of, or agreement to assign or pledge, Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to that assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

   The Contract's death benefit may exceed Purchase Payments or Contract Value. As described in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion) could be treated as a partial withdrawal.

   There is some uncertainty regarding the treatment of the market value adjustment for purposes of determining the income on the contract. This uncertainty could result in the income on the contract being a greater (or lesser) amount.

   There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments.

   Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the "investment in the contract" allocated to the variable annuity option and adjusted for any certain period or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any certain period or refund feature, to the expected value of the fixed annuity payments.

   Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

   The Owner may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Plan Contract, we will treat a portion of such a lump sum payment as includible in income, and will determine the taxable portion of subsequent periodic payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible the IRS could take a position that greater amounts are includible in income than we currently believe is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Taxation of Death Benefits.

   Amounts may be distributed upon your or the Annuitant's death. Before the Annuity Date, death benefits are includible in income and:

      .  if distributed in a lump sum are taxed like a full withdrawal, or

      .  if distributed under an annuity option are taxed like annuity payments.

   After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

      . if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

      . if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

   Thereafter, all annuity payments are fully includible in income.

5. Penalty Tax on Premature Distributions.

   A 10% penalty tax applies to a taxable payment from a Non-Qualified Plan Contract unless:

      .  received on or after you reach age 59 1/2,

      .  attributable to your disability,

      . made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law),

      . made under a Contract purchased with a single premium when the annuity starting date is no later than a year from Contract purchase and substantially equal periodic payments are made at least annually, or

      .  made with annuities used with certain structured settlement agreements.

6. Aggregation of Contracts.

   The taxable amount of an annuity payment or withdrawal from a Non-Qualified Plan Contract may be determined by combining some or all of the Non-Qualified Plan Contracts owned by an individual. For example, if a person purchases a Contract and also purchases an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons.

   For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. QUALIFIED PLANS.

   The Contracts are also available for use as Qualified Plan Contracts. Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Plan Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.


   Under the Code, qualified plans generally enjoy tax-deferred accumulation of amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should only consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments and death benefit protection.



   The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Plan Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Plan Contracts, where allowed, are subject to a variety of limitations, including restrictions on the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (Owners should always consult their tax advisers and retirement plan fiduciaries prior to exercising their loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that the Owner may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, the Owner and Annuitant generally are the same individual. The Owner may also designate a Joint Annuitant who becomes the Annuitant if the Annuitant dies prior to the Annuity Date. However, a Joint Annuitant may not be elected under a Qualified Plan. If a Joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a Joint Annuitant is named who is not the Annuitant's spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any Guarantee Period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.


   Qualified Plan Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities ("IRAs"), distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. An excise tax is imposed for failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

   If you elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment.

   A 10% penalty tax may apply to the taxable amount of payments from Qualified Plan Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:



      .  received after you reach age 59 1/2,

      .  received after your death or because of your disability, or

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

   In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

   Qualified Plan Contracts are amended to conform to plan requirements. However, you, are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of qualified plans if they are inconsistent with the Contract.

1. Qualified Plan Types.

   We may issue Contracts for the following types of Qualified Plans.

   Individual Retirement Annuities. The Code permits eligible individuals to contribute to an IRA. IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly know as an "Education IRA").


   Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.


   SIMPLE IRAs. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

   Roth IRAs. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain other respects including:

      .  Roth IRA contributions are never deductible,

      .  "qualified distributions" from a Roth IRA are excludable from income,

      .  mandatory distribution rules do not apply before death,

      . a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code,

      .  special eligibility requirements apply, and

      . contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

   All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. An individual may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

   Any "qualified distribution," as defined in Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.



   Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. The Code permits corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such a death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

   Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities." If you purchase a Contract for such purposes, you should seek competent advice regarding eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

   Tax-sheltered annuity contracts must contain restrictions on withdrawals of

      . contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      .  earnings on those contributions, and

      . earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.


   These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)


   Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. Direct Rollovers.


   If the Contract is used in connection with a retirement plan that is qualified under sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as


      .  minimum distributions required under section 401(a)(9) of the Code, and

      . certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments."

   Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING.

   We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the Annuitant notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

                           DISTRIBUTION OF CONTRACTS

   The Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. The agents are also registered representatives of registered broker-dealers who are members of the National Association of Securities Dealers, Inc. Sales commissions may vary, but are not expected to exceed 5.75% of Purchase Payments. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation, to selling broker-dealers. These incentives may be offered to certain licensed broker-dealers that sell or are expected to sell certain minimum amounts during specified time periods. The Contracts are distributed through the principal underwriter for the Separate Account:


                  Investors Brokerage Services, Inc. ("IBS")

                             1600 McConnor Parkway
                        Schaumburg, Illinois 60196-6801


   IBS is our wholly-owned subsidiary. IBS enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options are not available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different contract features, charges and investment options.


                                 VOTING RIGHTS

   Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

   Owners have voting rights in a Portfolio based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. During the Annuity Period, voting rights decrease as Annuity Units decrease.

                   REPORTS TO CONTRACT OWNERS AND INQUIRIES

   After each calendar quarter, we send you a statement showing Purchase Payments received, amounts credited to each Subaccount, the Guarantee Periods and to the Fixed Account Option, investment experience, and charges made since the last report, as well as any other information required by statute. In addition, you receive written confirmation of financial transactions and credits when received. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Portfolios that correspond to the Subaccounts in which you invest and a list of the securities held by that Portfolio.

   You may direct inquiries to the selling agent or may call 1-800-621-5001 or write to Kemper Investors Life Insurance Company, Customer Service, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

                                    EXPERTS


   The consolidated balance sheets of KILICO as of December 31, 2002 and 2001, and the related consolidated statements of operations, comprehensive income
(loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002, are incorporated in this Prospectus by reference to the Statement of Additional Information. The statements of assets, liabilities and contract owners' equity of the KILICO Variable Annuity Separate Account as of December 31, 2002, and the related statements of operations and changes in contract owners' equity for the periods indicated, are incorporated in this Prospectus by reference to the Statement of Additional Information. Both documents have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                 LEGAL MATTERS

   Legal matters with respect to our organization, our authority to issue annuity contracts and the validity of the Contract have been passed upon by Frank Julian, Senior Vice President and Associate General Counsel. Jorden Burt LLP, Washington, D.C., has advised us on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts.

                            SPECIAL CONSIDERATIONS

   We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. We will notify you in writing of these amendments.

   Your rights under a Contract may be assigned as provided by law. An assignment will not be binding upon us until we receive a written copy of the assignment. You are solely responsible for the validity or effect of any assignment. You, therefore, should consult a qualified tax adviser regarding the tax consequences, as an assignment may be a taxable event.

                             AVAILABLE INFORMATION

   We are subject to the informational requirements of the Securities Exchange Act of 1934 and file reports and other information with the SEC. These reports and other information can be inspected and copied at the SEC's public reference facilities at Room 1024, 450 Fifth Street, N.W., Washington, D.C. and 500 West Madison, Suite 1400, Northwestern Atrium Center, Chicago, Illinois. Copies also can be obtained from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates.

   We have filed registration statements (the "Registration Statements") relating to the Contracts with the SEC under the Securities Act of 1933. This Prospectus has been filed as part of the Registration Statements and does not contain all of the information set forth in the Registration Statements. These Registration Statements contain further information about us and the Contracts. The Registration Statements may be inspected and copied, and copies can be obtained at prescribed rates, as mentioned above.

                               LEGAL PROCEEDINGS

   KILICO has been named as defendant in certain lawsuits incidental to our insurance business. Based upon the advice of legal counsel, our management believes that the resolution of these various lawsuits will not result in any material adverse effect on our consolidated financial position.

            TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION


   The Statement of Additional Information, Table of Contents is: Services to the Separate Account; Performance Information of Subaccounts; State Regulation; Experts; Financial Statements; Report of Independent Accountants; Financial Statements of the Separate Account; Report of Independent Accountants; Financial Statements of KILICO; Appendix A Table of Adjusted Accumulation Unit Values and Performance Information; Appendix B State Premium Tax Chart; and Appendix C Condensed Financial Information. Please read the Statement of Additional Information in conjunction with this Prospectus.


                             FINANCIAL STATEMENTS

   The financial statements of KILICO and the Separate Account are set forth in the Statement of Additional Information. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contracts. The Contracts are not entitled to participate in our earnings, dividends or surplus.



                      ANNUAL REPORTS AND OTHER DOCUMENTS


   KILICO's annual report on Form 10-K for the year ended December 31, 2002 is incorporated herein by reference, which means that it is legally a part of this Prospectus.



   After the date of this Prospectus and before we terminate the offering of the securities under this Prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this Prospectus.



   Statements in this Prospectus, or in documents that we file later with the SEC and that legally become a part of this Prospectus, may change or supersede statements in other documents that are legally part of this Prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this Prospectus.



   We file documents and reports under the Securities Exchange Act of 1934, including our annual and quarterly reports on Form 10-K and Form 10-Q, electronically on the SEC's "EDGAR" system using the identifying number CIK No.0000353448. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of the SEC's Public Reference Room, call 1-800-SEC-0330.



   If you have received a copy of this Prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or 1-800-621-5001.

                                  APPENDIX A

               EXAMPLE OF GUARANTEED INTEREST RATE ACCUMULATION


             Purchase Payment:         $40,000
             Guarantee Period:         5 Years
             Guaranteed Interest Rate: 1.55% Effective Annual Rate



                         Interest Credited    Cumulative
                    Year    During Year    Interest Credited
                    ---- ----------------- -----------------
                     1..      $620.00          $  620.00
                     2..       629.61           1,249.61
                     3..       639.37           1,888.98
                     4..       649.28           2,538.26
                     5..       659.34           3,197.60


   Accumulated value at the end of 5 years is:


                       $40,000 + $3,197.60 = $43,197.60


Note: This example assumes that no withdrawals are made during the five-year period. If the Owner makes withdrawals or transfers during this period, Market Value Adjustments and withdrawal charges apply.

The hypothetical interest rate is not intended to predict future Guaranteed Interest Rates. Actual Guaranteed Interest Rates for any Guarantee Period may be more or less than those shown.

                                  APPENDIX B

                   ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

               Purchase Payment:........ $40,000
               Guarantee Period:........ 5 Years
               Guaranteed Interest Rate: 5% Annual Effective Rate

   The following examples illustrate how the Market Value Adjustment and the withdrawal charge may affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the "Summary of Expenses." In these examples, the withdrawal occurs one year after the Date of Issue. The Market Value Adjustment operates in a similar manner for transfers. No withdrawal charge applies to transfers.

   The Guarantee Period Value for this $40,000 Purchase Payment is $51,051.26 at the end of the five-year Guarantee Period. After one year, when the withdrawals occur in these examples, the Guarantee Period Value is $42,000.00. It is also assumed, for the purposes of these examples, that no prior partial withdrawals or transfers have occurred.

   The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new Contracts with the same Guarantee Period as the time remaining in your Guarantee Period rounded to the next higher number of complete years. One year after the Purchase Payment there would have been four years remaining in your Guarantee Period. These examples also show the withdrawal charge (if any) which would be calculated separately after the Market Value Adjustment.

Example of a Downward Market Value Adjustment

   A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment and we are then crediting 6.5% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:

                           - .0551589*= (1 + .05)4__
                                           (1 + .065) - 1

   The Market Value Adjustment is a reduction of $2,316.67 from the Guarantee Period Value:

                      - 2,316.67 = -.0551589 X 42,000.00

   The Market Adjusted Value would be:

                      $39,683.33 = $42,000.00 - $2,316.67

   A withdrawal charge of 6% would be assessed against the Market Adjusted Value in excess of the amount available as a free withdrawal. In this case, there are no prior withdrawals, so 10% of the Market Adjusted Value is not subject to a withdrawal charge. The withdrawal charge is thus:

                      $2,142.90 = $39,683.33 X .90 x .06

   Thus, the amount payable on a full withdrawal would be:

                      $37,540.43 = $39,683.33 - $2,142.90

   If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be 50% of that of the full withdrawal:

                     - $1,158.34 = -.0551589 X $21,000.00

--------
*  Actual calculation utilizes 10 decimal places.

   The Market Adjusted Value would be:

                      $19,841.66 = $21,000.00 - $1,158.34

   The withdrawal charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value as there are no prior withdrawals:

                $952.39 = ($19,841.46 - .10 X $39,683.33) X .06


   Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal would be:


                       $18,889.07 = $19,841.46 - $952.39

Example of an Upward Market Value Adjustment

   An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year later and we are then crediting 4% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:

                            +.0390198= 1 + .05)4__
                                           (1 + .04) - 1

   The Market Value Adjustment is an increase of $1638.83 to the Guarantee Period Value:

                       $1,638.83 = $42,000.00 X .0390198

   The Market Adjusted Value would be:

                      $43,638.33 = $42,000.00 +$1,638.83

   A withdrawal charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value, as there were no prior withdrawals:

                      $2,356.47 = $43,638.33 X .90 X .06

   Thus, the amount payable on withdrawal would be:

                      $41,281.85 = $43,638.33 - $2,356.47

   If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be:

                        $819.42 = $21,000.00 X .0390198

   The Market Adjusted Value of $21,000.00 would be:

                       $21,819.42 = $21,000.00 + $819.42

   The withdrawal charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value as there are no prior withdrawals:

               $1,047.34 = ($21,819.42 - .1 X $43,638.33) X .06


   Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal would be:


                      $20,772.08 = $21,819.42 - $1,047.34

   Actual Market Value Adjustment may have a greater or lesser impact than that shown in the Examples, depending on the actual change in interest crediting rates and the timing of the withdrawal or transfer in relation to the time remaining in the Guarantee Period.

                                  APPENDIX C

 KEMPER INVESTORS LIFE INSURANCE COMPANY FLEXIBLE PREMIUM MODIFIED GUARANTEED,
  FIXED AND VARIABLE DEFERRED ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE
                                   STATEMENT

   This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRAs). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service.

A. REVOCATION

   Within seven days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, wire Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or call 1-800-621-5001.

B. STATUTORY REQUIREMENTS

   This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract form has not been approved for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only on the form of the Contract, and does not represent a determination on the merits of the Contract.

       1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

       2. The Contract must be nontransferable by the owner.

       3. The Contract must have flexible premiums.

       4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "Required Distributions"). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.

   If you die before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may elect to receive the entire interest over his or her life, or over a certain period not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

       5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

       6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

   1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under
Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

   2. You must complete the transfer by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

   3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

   4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

   5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

   6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS

   1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $3,000 for 2002 through 2004, $4,000 for 2005 through 2007, and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $500 for 2002 through 2005, and $1,000 for 2006 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

   2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $6,000 for the year.

   3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

       a. The maximum annual contribution, or

       b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

   The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

   4. If either you or your spouse is an active participant in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns


                  Taxable year beginning in: Phase-out range
                  -------------------------- ----------------
                     2003................... $60,000-$ 70,000
                     2004................... $65,000-$ 75,000
                     2005................... $70,000-$ 80,000
                     2006................... $75,000-$ 85,000
                     2007 and thereafter.... $80,000-$100,000


Single Taxpayers


                   Taxable year beginning in: Phase-out range
                   -------------------------- ---------------
                      2003................... $40,000-$50,000
                      2004................... $45,000-$55,000
                      2005 and thereafter.... $50,000-$60,000


   The phase-out range for married individuals filing separately is $0 - $10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.

   5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

   6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

E. SEP IRAs

   1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $40,000 (indexed for cost-of-living increases beginning after 2002) or 25% of compensation.

   2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

   1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.


   2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After 2005 the limit is indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.


   3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

   4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years has passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

   1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

   2. In general, taxable distributions are included in your gross income in the year you receive them.

   3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

   4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

   You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (i.e., the required beginning date).

   Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint life expectancy.

   The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

   If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

   If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAS

   1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of
Section 408A of the Code. (Except as otherwise indicated, references herein to an "IRA" are to an "individual retirement plan," within the meaning of Section 7701(a)(37) of the Code, other than a Roth IRA.) Roth IRAs are treated the same as other IRAs, except as described here.

   2. We will apply to the IRS for opinion letters approving annuities as Roth IRAs. Such approval will be a determination only on the form of the annuity, and will not represent a determination of the merits of the annuity.

   3. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract after we obtain approval of the endorsement from the IRS and your state insurance department. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

   4. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS

   1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

   2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

   The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

      (a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the "applicable dollar amount," bears to

      (b) $15,000 (or $10,000 if you are married).

   For this purpose, "adjusted gross income" is determined in accordance with
Section 219(g)(3) of the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

   A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS

   1. Rollovers and Transfers--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

   You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

   The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

   2. Taxation of Rollovers and Transfers to Roth IRAs--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

   In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. If such a rollover or transfer occurs before January 1, 1999, any portion of the amount rolled over or transferred which is required to be included in gross income will be so included ratably over the 4-taxable year period beginning with the taxable year in which the rollover or transfer is made.

   Pending legislation may modify these rules retroactively to January 1, 1998.

   3. Transfers of Excess IRA Contributions to Roth IRAs--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

   4. Taxation of Conversions of IRAs to Roth IRAs--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

   A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

   UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NONQUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

   5. Separate Roth IRAs--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAS

   1. Qualified Distributions--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (i.e., a qualified first-time homebuyer distribution under Section 72(t)(2)(F) of the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

   2. Nonqualified Distributions--A distribution from a Roth IRA which is not a qualified distribution is taxed under Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed,
(a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

   An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

   1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.

   2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

   There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

      1. To amounts that are rolled over or transferred tax free;

      2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

      3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary; or

      4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

   Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

   If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note:
This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

   We will provide you with any reports required by the Internal Revenue
Service.

R. ESTATE TAX

   Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

   1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

              End of Lump Sum Termination At  Lump Sum Termination
               Year   Value of Contract*  Age  Value of Contract*
               ----  -------------------- --- --------------------
                1                         60
                2                         65
                3                         70
                4
                5

--------
*  Includes applicable withdrawal charges as described in Item T below.

   2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

              End of Lump Sum Termination At  Lump Sum Termination
               Year   Value of Contract*  Age  Value of Contract*
               ----  -------------------- --- --------------------
                1                         60
                2                         65
                3                         70
                4
                5

--------
*  Includes applicable withdrawal charges as described in Item T below.

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

   1. If on the enrollment application you indicated an allocation to a Subaccount, this Contract will be assessed a daily charge of an amount which will equal an aggregate of 1.70% per annum.

   2. An annual records maintenance charge of $30.00 will be assessed annually against the Separate Account, Fixed Account and Guarantee Periods on a pro rata basis. However, there is no records maintenance charge for Contracts with a Contract Value of at least $50,000 on the date of assessment.

   3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since each Purchase Payment was received by KILICO. The charges are as follows: under 1 year, 7%; over 1 to 2 years, 6%; over 2 to 3 years, 5%; over 3 to 4 years, 4%; over 4 years and thereafter, 0%.

   4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "Accumulation Unit Value."

   5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)


  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
   ----  ----------- ------ ----------- ------ ----------- ------ -----------
     1.. $   937.00    14   $16,888.32    27   $40,511.63    40   $ 75,547.18
     2..   1,913.00    15    18,400.91    28    42,732.92    41     78,849.53
     3..   2,928.90    16    19,958.88    29    45,020.85    42     82,250.96
     4..   3,985.63    17    21,563.59    30    47,377.42    43     85,754.43
     5..   5,111.14    18    23,216.44    31    49,834.68    44     89,363.00
     6..   6,270.41    19    24,918.87    32    52,365.66    45     93,079.83
     7..   7,464.46    20    26,672.37    33    54,972.57    46     96,908.16
     8..   8,694.34    21    28,478.49    34    57,657.69    47    100,851.35
     9..   9,961.11    22    30,388.78    35    60,423.36    48    104,912.83
    10..  11,265.88    23    32,254.88    36    63,272.00    49    109,096.15
    11..  12,609.80    24    34,228.47    37    66,206.10    50    113,404.98
    12..  13,994.03    25    36,261.26    38    69,228.22
    13..  15,419.79    26    38,355.04    39    72,341.01


   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)


  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
   ----  ----------- ------ ----------- ------ ----------- ------ -----------
     1..   $  937      14     $1,000      27     $1,000      40     $1,000
     2..      946      15      1,000      28      1,000      41      1,000
     3..      955      16      1,000      29      1,000      42      1,000
     4..      964      17      1,000      30      1,000      43      1,000
     5..    1,000      18      1,000      31      1,000      44      1,000
     6..    1,000      19      1,000      32      1,000      45      1,000
     7..    1,000      20      1,000      33      1,000      46      1,000
     8..    1,000      21      1,000      34      1,000      47      1,000
     9..    1,000      22      1,000      35      1,000      48      1,000
    10..    1,000      23      1,000      36      1,000      49      1,000
    11..    1,000      24      1,000      37      1,000      50      1,000
    12..    1,000      25      1,000      38      1,000
    13..    1,000      26      1,000      39      1,000

--------
*  Includes applicable withdrawal charges.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2003


        INDIVIDUAL AND GROUP FLEXIBLE PREMIUM MODIFIED GUARANTEED, FIXED
                     AND VARIABLE DEFERRED ANNUITY CONTRACTS

                                    Issued By

                     KEMPER INVESTORS LIFE INSURANCE COMPANY

                                       and

                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

HOME OFFICE: 1600 MCCONNOR PARKWAY, SCHAUMBURG ILLINOIS 60196-6801 (847)874-4000


This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2003. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing or calling the address or telephone number listed above.


                                TABLE OF CONTENTS

                                                                                                           Page
                                                                                                           ----
         Services to the Separate Account.......................................................             2
         Performance Information of Subaccounts.................................................             2
         State Regulation.......................................................................             5
         Experts................................................................................             5
         Financial Statements...................................................................             5
         Report of Independent Accountants......................................................             6
         Financial Statements of the Separate Account...........................................             7





         Report of Independent Accountants......................................................            41
         Financial Statements of KILICO.........................................................            42
         Appendix A Table of Adjusted  Accumulation Unit Values and Performance
         Information............................................................................           A-1
         Appendix B State Premium Tax Chart.....................................................           B-1
         Appendix C Condensed Financial Information.............................................           C-1

                        SERVICES TO THE SEPARATE ACCOUNT


RECORDKEEPER AND INDEPENDENT PUBLIC ACCOUNTANTS FOR THE KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

Kemper Investors Life Insurance Company ("KILICO") maintains the books and records of the KILICO Variable Annuity Separate Account (the "Separate Account"). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance (as described in the Prospectus) are borne by KILICO.

The independent accountants for the Separate Account are PricewaterhouseCoopers LLP, Chicago, Illinois, for the years ended December 31, 2002, 2001 and 2000. The firm performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 2002, 2001 and 2000.

DISTRIBUTION OF THE CONTRACTS

The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are continuously distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. ("IBS"), a wholly-owned subsidiary of KILICO, which enters into selling group agreements with affiliated and unaffiliated broker-dealers.

KILICO pays commissions to the seller which may vary but are not anticipated to exceed in the aggregate an amount equal to 5.75% of Purchase Payments. During 2002, KILICO paid gross commissions of approximately $73 thousand to licensed insurance agents.

                     PERFORMANCE INFORMATION OF SUBACCOUNTS

As described in the Prospectus, a Subaccount's historical performance may be shown in the form of standardized "average annual total return" and nonstandardized "total return" calculations in the case of all Subaccounts. "Yield" information may be provided in the case of the Scudder Fixed Income (formerly Scudder Investment Grade Bond) Subaccount, the Scudder Government Securities Subaccount, and the Scudder High Income (formerly Scudder High Yield) Subaccount. "Current yield" and "effective yield" information may be provided in the case of the Scudder Money Market Subaccount. These various measures of performance are described below.


The tables in Appendix A include standardized average annual total return and nonstandardized total return quotations for various periods as of December 31, 2002. The Contract and the Optional Enhanced Death Benefit options were first offered to the public as of July 23, 2002. Accordingly, performance shown for periods prior to that date reflects the performance of Subaccounts, adjusted to reflect the current charges under the Contract as if they had been available throughout the periods shown.

A Subaccount's standardized average annual total return quotation is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The standardized average annual total return for a Subaccount for a specific period is found by first allocating a hypothetical $1,000 initial Purchase Payment to the Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of the applicable withdrawal charge that may be imposed at the end of the period based on the Owner's total withdrawal of the Subaccount as well as all other recurring charges and fees applicable under the Contract. The redeemable value does not reflect the effect of premium taxes. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage carried to the nearest hundredth of one percent.

Standardized average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of a Subaccount over the applicable period.


Subaccounts for which no standardized performance is shown did not exist prior to December 31, 2002. Accordingly, no standardized performance is available for these Subaccounts. We will provide standardized performance in the future, as it becomes available.


In general, there is no standard formula prescribed for calculating nonstandardized total return performance. Nonstandardized total return performance for a Subaccount for a specific period is calculated by first allocating an initial Purchase Payment, assumed to be $40,000, in the Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The ending value reflects the effect of the applicable withdrawal charge based on the Owner's total withdrawal of the Subaccount but does not include the effect of all other recurring charges and fees applicable under the Contract. The ending value does not reflect the effect of premium taxes. Thus, the ending value may be higher than if these charges were deducted. The nonstandardized total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. An assumed investment of $40,000 was chosen because that approximates the size of a typical account. Both annualized and nonannualized (cumulative) nonstandardized total return figures may be provided. Annualized nonstandardized total return figures represent the average annual percentage change in the value of a Subaccount over the applicable period while nonannualized (cumulative) figures represent the actual percentage change over the applicable period.



Standardized average annual total return quotations will be current to the last day of the calendar quarter and nonstandardized total return quotations will be current to the last day of the calendar month preceding the date on which an advertisement is submitted for publication. Standardized average annual total return will cover periods of one, five and ten years, if applicable, and a period covering the time the underlying Portfolio has been held in a Subaccount (life of Subaccount). Nonstandardized total return may cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio held in a Subaccount has been in existence (life of Portfolio). For those underlying Portfolios which have not been held as Subaccounts for one of the quoted periods, the nonstandardized total return quotations will show the investment performance such underlying Portfolios would have achieved (reduced by the applicable charges) had they been held as Subaccounts within the Separate Account for the period quoted.


Nonstandardized total return may cover periods prior to the existence of certain share classes that are available under the Contract. Accordingly, for certain of the underlying Funds or Portfolios, nonstandardized performance figures reflect the historical performance of the Fund or Portfolio's corresponding class of shares that does not have 12b-1 plans fees. The historical performance of these corresponding classes of shares has not been adjusted to reflect the deduction of the 12b-1 plan fees. If these fees were taken into consideration, the performance figures shown would be lower. In addition, for certain share classes that are available under the Contract, nonstandardized performance figures reflect only the historical performance of the relevant share class, even though the underlying Fund or Portfolio has been in existence for a longer period.


The yield for the Scudder Fixed Income (formerly Scudder Investment Grade Bond) Subaccount, the Scudder Government Securities Subaccount, and the Scudder High Income (formerly Scudder High Yield) Subaccount is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The yields for the Scudder Fixed Income (formerly Scudder Investment Grade
Bond), the Scudder Government Securities Subaccount, and the Scudder High Income (formerly Scudder High Yield) Subaccount based upon the one month period ended March 31, 2003 were 1.75%, -0.18% and 2.77%. The yield quotation is computed by dividing the net investment income per unit earned during the specified one month or 30-day period by the Accumulation Unit value on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:


                         YIELD = 2 [ (a - b + 1) /6/ - 1 ]
                                      ------
                                       cd
a = net dividends and interest earned during the period by the Portfolio attributable to the Subaccount

b =  expenses accrued for the period (net of reimbursements)*

c = the average daily number of Accumulation Units outstanding during the period

d = the maximum offering price, which is the Accumulation Unit value per unit, on the last day of the period.

     * Expenses accrued include the deduction of all recurring fees and charges applicable to all Subaccounts but does not reflect the deduction of withdrawal charges or premium taxes.


The Scudder Money Market Subaccount's current yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and computed by determining the net change in value of a single Accumulation Unit during the period which is then divided by the Accumulation Unit value at the beginning of the period ("base period return"). The result is divided by 7 and multiplied by 365 with the resulting current yield figure carried to the nearest hundredth of one percent. The current yield for the seven-day period ended March 31, 2003 was -0.97% for the Scudder Money Market Subaccount. The average portfolio maturity was 58 days.


The Scudder Money Market Subaccount's effective yield is determined by using the same base period return (computed as described above), but when annualized, the earned income is assumed to be reinvested. Consequently, the effective yield will be slightly higher than the yield due to the compounding effect of this assumed reinvestment. The formula for the effective yield is:

                  (base period return +1) [POWER OF 365/7] -1.


The effective yield for the seven-day period ended March 31, 2003 was -0.97% for the Scudder Money Market Subaccount. The calculation of current and effective yield does not include realized capital gains or losses and unrealized appreciation or depreciation of the Portfolio or the effect of withdrawal charges or premium taxes. These calculations do reflect the effect of all other recurring charges and fees applicable under the Contract.


In computing yield, the Separate Account follows certain standard accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with the accounting practices that the Separate Account will use in the preparation of its annual and semi-annual financial statements.

A Subaccount's performance quotations are based upon historical earnings and are not necessarily representative of future performance. Performance figures and Accumulation Unit value will fluctuate. Factors affecting a Subaccount's performance include general market conditions, operating expenses and investment management. Units of a Subaccount are redeemable at Accumulation Unit value, which may be more or less than original cost. Redemptions within the first four years after purchase may be subject to a withdrawal charge that ranges from 7% the first year to 0% after four years. Standardized and nonstandardized total return figures reflect the effect of the withdrawal charge but not the premium taxes that may be imposed upon the redemption of units. Yield, current yield, effective yield and certain nonstandardized total return figures do not reflect the withdrawal charge or premium taxes. In addition, nonstandardized total return figures may not include the effect of all other recurring expenses and fees, including a prorated portion of the records maintenance charge. Thus, nonstandardized total return figures may be higher than if these charges were deducted.

The Subaccounts may also provide comparative information on an annualized or nonannualized (cumulative) basis with regard to various indexes described in the Prospectus. In addition, the Subaccounts may provide performance analysis rankings of Lipper Analytical Services, Inc., the VARDS Report, Morningstar, Inc., Ibbotson Associates or Micropal. From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street

Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune,
USA Today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Advisor and VARDS.

                                STATE REGULATION

KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO's books and accounts are subject to review by the Illinois Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                     EXPERTS

  The consolidated balance sheets of KILICO as of December 31, 2002 and 2001, and the related consolidated statements of operations, comprehensive income
(loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002, the statements of assets, liabilities and contract owners' equity of the KILICO Variable Annuity Separate Account as of December 31, 2002, and the related statements of operations and changes in contract owners' equity for the periods indicated, have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                              FINANCIAL STATEMENTS


The Statement of Additional Information contains financial information for KILICO and the Separate Account. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.

                       Report of Independent Accountants

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company and
Contract Owners of the Kemper Investors Life Insurance Company
Variable Annuity Separate Account:

In our opinion, the accompanying statements of assets, liabilities and contract owners' equity and the related statements of operations and of changes in contract owners' equity present fairly, in all material respects, the financial position of the subaccounts of the Kemper Investors Life Insurance Company Variable Annuity Separate Account (which includes the following subaccounts:
Alger American Balanced, Alger American Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization, American Century VP Income & Growth, American Century VP Value, Credit Suisse Trust Emerging Markets, Credit Suisse Trust Global Post-Venture Capital, Dreyfus Socially Responsible Growth, Dreyfus I.P. Mid Cap Stock, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund, Fidelity VIP II Index 500, Templeton Developing Markets Securities, ING VP Emerging Markets, ING VP Natural Resources Trust, INVESCO VIF-Utilities, Janus Aspen Aggressive Growth, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen Growth, Janus Aspen Growth and Income, Janus Aspen Worldwide Growth, J.P. Morgan Small Company, PIMCO Foreign Bond, PIMCO Low Duration, Scudder 21st Century Growth, Scudder Bond, Scudder Capital Growth, Scudder Global Discovery, Scudder Growth and Income, Scudder Health Sciences, Scudder International, Scudder Money Market (Scudder Variable Series I), Scudder Aggressive Growth, Scudder Blue Chip, Scudder Contrarian Value, Scudder Global Blue Chip, Scudder Government Securities, Scudder Growth, Scudder High Income, Scudder Horizon 10+, Scudder Horizon 20+, Scudder Horizon 5, Scudder International Select Equity, Scudder Investment Grade Bond, Scudder Money Market (Scudder Variable Series II), Scudder New Europe, Scudder Small Cap Growth, Scudder Strategic Income, Scudder Technology Growth, Scudder Total Return, SVS Davis Venture Value, SVS Dreman Financial Services, SVS Dreman High Return Equity, SVS Dreman Small Cap Value, SVS Eagle Focused Large Cap Growth, SVS Focus Value + Growth, SVS Index 500, SVS INVESCO Dynamic Growth, SVS Janus Growth and Income, SVS Janus Growth Opportunities, SVS Oak Strategic Equity and SVS Turner Mid-Cap Growth) at December 31, 2002 and the results of each of their operations and the changes in each of their contract owners' equity for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Kemper Investors Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of portfolio shares owned at December 31, 2002 with the underlying funds, provide a reasonable basis for our opinion.

Chicago, Illinois


February 24, 2003

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT
OWNERS' EQUITY

DECEMBER 31, 2002
(in thousands)

                                                                        The Alger American Fund
                                          -------------------------------------------------------------------------------------
                                                                                                                 Alger American
                                           Alger American   Alger American    Alger American   Alger American        Small
                                              Balanced          Growth       Leveraged AllCap   MidCap Growth    Capitalization
                                             Subaccount       Subaccount        Subaccount        Subaccount       Subaccount
                                          -------------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value           $        90,038           15,061             48,717            7,528            3,314
Dividends and other receivables                         -                -                  -                -                2
                                          -------------------------------------------------------------------------------------

             Total assets                          90,038           15,061             48,717            7,528            3,316

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                            2                2                  -                2                -
                                          -------------------------------------------------------------------------------------

Contract owners' equity                   $        90,036           15,059             48,717            7,526            3,316
                                          =====================================================================================

Accumulation Period                       $        90,009           15,028             48,717            7,526            3,282
Annuity Period                                         27               31                  -                -               34
                                          -------------------------------------------------------------------------------------

Total Contract Owners' Equity             $        90,036           15,059             48,717            7,526            3,316
                                          =====================================================================================

Units Outstanding                                  10,165              445              9,225              383              174
                                          =====================================================================================

                                           American Century Variable Portfolios,
                                                           Inc.                                Credit Suisse Trust
                                          --------------------------------------    ------------------------------------------
                                           American Century                                                Credit Suisse Trust
                                             VP Income &      American Century      Credit Suisse Trust        Global Post-
                                                Growth            VP Value           Emerging Markets        Venture Capital
                                              Subaccount         Subaccount             Subaccount              Subaccount
                                          --------------------------------------    ------------------------------------------
ASSETS

Investments in underlying portfolio funds,
 at current market value                             14,725               23,974                 19,372                 11,395
Dividends and other receivables                           8                   22                      -                      -
                                          --------------------------------------    ------------------------------------------

             Total assets                            14,733               23,996                 19,372                 11,395

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                              6                   15                     24                      -
                                          --------------------------------------    ------------------------------------------

Contract owners' equity                              14,727               23,981                 19,348                 11,395
                                          ======================================    ==========================================

Accumulation Period                                  14,711               23,945                 19,335                 11,394
Annuity Period                                           16                   36                     13                      1
                                          --------------------------------------    ------------------------------------------

Total Contract Owners' Equity                        14,727               23,981                 19,348                 11,395
                                          ======================================    ==========================================

Units Outstanding                                     2,918                3,642                  2,581                  1,990
                                          ======================================    ==========================================

                                              The Dreyfus
                                                Socially            Dreyfus
                                               Responsible         Investment
                                            Growth Fund, Inc.      Portfolios
                                           -------------------------------------
                                             Dreyfus Socially
                                               Responsible      Dreyfus I.P. Mid
                                                 Growth            Cap Stock
                                               Subaccount          Subaccount
                                           -------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value                        11,680            100,874
Dividends and other receivables                             -                  -
                                           -------------------------------------

             Total assets                              11,680            100,874

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                1                  -
                                           -------------------------------------

Contract owners' equity                                11,679            100,874
                                           =====================================

Accumulation Period                                    11,667            100,757
Annuity Period                                             12                117
                                           -------------------------------------

Total Contract Owners' Equity                          11,679            100,874
                                           =====================================

Units Outstanding                                       1,731             10,438
                                           =====================================

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT
OWNERS' EQUITY

DECEMBER 31, 2002
(in thousands)

                                                     Fidelity Variable Insurance
                                                           Products Fund              Fidelity Variable Insurance Products Fund II
                                                   ---------------------------------------------------------------------------------
                                                     Fidelity VIP   Fidelity VIP  Fidelity VIP II  Fidelity VIP II  Fidelity VIP II
                                                     Equity Income     Growth      Asset Manager     Contrafund        Index 500
                                                      Subaccount     Subaccount     Subaccount       Subaccount        Subaccount
                                                   ---------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                       44,979        53,804            5,884           54,039            97,675
Dividends and other receivables                                  -             -                1               30                 -
                                                   ---------------------------------------------------------------------------------

             Total assets                                   44,979        53,804            5,885           54,069            97,675

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                    45             7                1               15                11
                                                   ---------------------------------------------------------------------------------

Contract owners' equity                                     44,934        53,797            5,884           54,054            97,664
                                                   =================================================================================

Accumulation Period                                         44,861        53,729            5,642           53,953            97,312
Annuity Period                                                  73            68              242              101               352
                                                   ---------------------------------------------------------------------------------

Total Contract Owners' Equity                               44,934        53,797            5,884           54,054            97,664
                                                   =================================================================================

Units Outstanding                                            1,845         1,600              292            2,401               940
                                                   =================================================================================

                                                   Franklin Templeton                                              INVESCO Variable
                                                   Variable Insurance     ING VP Emerging      ING VP Natural     Investment Funds,
                                                     Products Trust     Markets Fund, Inc.    Resources Trust            Inc.
                                                   ------------------   ------------------   ------------------   ------------------
                                                        Templeton
                                                       Developing        ING VP  Emerging      ING VP Natural        INVESCO VIF-
                                                   Markets Securities   Markets Fund, Inc.    Resources Trust          Utilities
                                                       Subaccount           Subaccount           Subaccount           Subaccount
                                                   ------------------   ------------------   ------------------   ------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                              29                5,246                3,033                8,747
Dividends and other receivables                                     -                    3                    -                    -
                                                   ------------------   ------------------   ------------------   ------------------

             Total assets                                          29                5,249                3,033                8,747

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                        -                   13                    -                    -
                                                   ------------------   ------------------   ------------------   ------------------

Contract owners' equity                                            29                5,236                3,033                8,747
                                                   ==================   ==================   ==================   ==================

Accumulation Period                                                29                5,203                3,033                8,747
Annuity Period                                                      -                   33                    -                    -
                                                   ------------------   ------------------   ------------------   ------------------

Total Contract Owners' Equity                                      29                5,236                3,033                8,747
                                                   ==================   ==================   ==================   ==================

Units Outstanding                                                   3                  807                  242                1,638
                                                   ==================   ==================   ==================   ==================

                                                                                   Janus Aspen Series
                                                   ---------------------------------------------------------------------------------
                                                                                                Janus Aspen
                                                       Janus Aspen          Janus Aspen           Capital             Janus Aspen
                                                    Aggressive Growth         Balanced          Appreciation            Growth
                                                        Subaccount           Subaccount          Subaccount           Subaccount
                                                   ---------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                          56,680              141,595                1,356              110,057
Dividends and other receivables                                     -                  223                    -                    3
                                                   ---------------------------------------------------------------------------------

             Total assets                                      56,680              141,818                1,356              110,060

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                       14                    9                    -                   39
                                                   ---------------------------------------------------------------------------------

Contract owners' equity                                        56,666              141,809                1,356              110,021
                                                   =================================================================================

Accumulation Period                                            56,625              140,722                1,356              109,817
Annuity Period                                                     41                1,087                    -                  204
                                                   ---------------------------------------------------------------------------------

Total Contract Owners' Equity                                  56,666              141,809                1,356              110,021
                                                   =================================================================================

Units Outstanding                                               3,312                5,660                  193                9,555
                                                   =================================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT
OWNERS' EQUITY

DECEMBER 31, 2002
(in thousands)

                                                                                              J.P. Morgan
                                                             Janus Aspen Series             Series Trust II
                                                     ----------------------------------     -----------------
                                                       Janus Aspen
                                                        Growth and       Janus Aspen         JP Morgan Small
                                                          Income       Worldwide Growth          Company
                                                        Subaccount        Subaccount           Subaccount
                                                     ----------------------------------     -----------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                       43,037              134,037                 8,264
Dividends and other receivables                                  3                    2                     1
                                                     ----------------------------------     -----------------

             Total assets                                   43,040              134,039                 8,265

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                     -                    8                     -
                                                     ----------------------------------     -----------------

Contract owners' equity                                     43,040              134,031                 8,265
                                                     ==================================     =================

Accumulation Period                                         42,968              133,743                 8,251
Annuity Period                                                  72                  288                    14
                                                     ----------------------------------     -----------------

Total Contract Owners' Equity                               43,040              134,031                 8,265
                                                     ==================================     =================

Units Outstanding                                            3,720                5,892                   800
                                                     ==================================     =================

                                                       PIMCO Variable Insurance Trust
                                                     ----------------------------------
                                                       PIMCO Foreign     PIMCO Low
                                                            Bond          Duration
                                                         Subaccount      Subaccount
                                                     ----------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                              210              231
Dividends and other receivables                                      -                -
                                                     ----------------------------------

             Total assets                                          210              231

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                         -                -
                                                     ----------------------------------

Contract owners' equity                                            210              231
                                                     ==================================

Accumulation Period                                                210              231
Annuity Period                                                       -                -
                                                     ----------------------------------

Total Contract Owners' Equity                                      210              231
                                                     ==================================

Units Outstanding                                                   18               19
                                                     ==================================

                                                                             Scudder Variable Series I
                                                    ------------------------------------------------------------------------------
                                                      Scudder 21st                           Scudder Capital       Scudder Global
                                                    Century Growth       Scudder Bond            Growth              Discovery
                                                       Subaccount         Subaccount            Subaccount           Subaccount
                                                    ------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                       20,833               17,198                36,569               64,169
Dividends and other receivables                                  -                    -                     -                    2
                                                    ------------------------------------------------------------------------------

             Total assets                                   20,833               17,198                36,569               64,171

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                     -                    -                     -                    -
                                                    ------------------------------------------------------------------------------

Contract owners' equity                                     20,833               17,198                36,569               64,171
                                                    ==============================================================================

Accumulation Period                                         20,833               17,198                36,559               64,146
Annuity Period                                                   -                    -                    10                   25
                                                    ------------------------------------------------------------------------------

Total Contract Owners' Equity                               20,833               17,198                36,569               64,171
                                                    ==============================================================================

Units Outstanding                                            5,790                2,214                 5,041                7,117
                                                    ==============================================================================

                                                                                 Scudder Variable Series I
                                                   -------------------------------------------------------------------------------
                                                    Scudder Growth      Scudder Health          Scudder            Scudder Money
                                                      and Income           Sciences          International             Market
                                                      Subaccount          Subaccount           Subaccount            Subaccount
                                                   -------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                       37,291               49,863                83,411                   30
Dividends and other receivables                                  -                    -                     3                    -
                                                   -------------------------------------------------------------------------------

             Total assets                                   37,291               49,863                83,414                   30

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                     -                    -                     5                    -
                                                   -------------------------------------------------------------------------------

Contract owners' equity                                     37,291               49,863                83,409                   30
                                                   ===============================================================================

Accumulation Period                                         37,291               49,863                83,330                   30
Annuity Period                                                   -                    -                    79                    -
                                                   -------------------------------------------------------------------------------

Total Contract Owners' Equity                               37,291               49,863                83,409                   30
                                                   ===============================================================================

Units Outstanding                                            5,766                6,232                12,444                    3
                                                   ===============================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT
OWNERS' EQUITY

DECEMBER 31, 2002
(in thousands)

                                                                              Scudder Variable Series II
                                                    ----------------------------------------------------------------------------
                                                         Scudder                                   Scudder         Scudder Global
                                                    Aggressive Growth    Scudder Blue Chip    Contrarian Value       Blue Chip
                                                        Subaccount            Subaccount          Subaccount         Subaccount
                                                    ----------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                          27,890               78,109             113,614            22,865
Dividends and other receivables                                     -                    -                  15                 -
                                                    ----------------------------------------------------------------------------

             Total assets                                      27,890               78,109             113,629            22,865

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                        -                    7                  32                 -
                                                    ----------------------------------------------------------------------------

Contract owners' equity                                        27,890               78,102             113,597            22,865
                                                    ============================================================================

Accumulation Period                                            27,890               78,014             113,279            22,861
Annuity Period                                                      -                   88                 318                 4
                                                    ----------------------------------------------------------------------------

Total Contract Owners' Equity                                  27,890               78,102             113,597            22,865
                                                    ============================================================================

Units Outstanding                                               4,070               16,215              35,977             2,745
                                                    ============================================================================

                                                                             Scudder Variable Series II
                                                    -------------------------------------------------------------------------
                                                        Scudder                                                 Scudder
                                                      Government                         Scudder High    International Select
                                                      Securities      Scudder Growth        Income              Equity
                                                      Subaccount        Subaccount        Subaccount          Subaccount
                                                    -------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                     237,393            178,929           179,654                 75,036
Dividends and other receivables                                 -                  1                40                     20
                                                    -------------------------------------------------------------------------

             Total assets                                 237,393            178,930           179,694                 75,056

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                   30                 87                22                      9
                                                    -------------------------------------------------------------------------

Contract owners' equity                                   237,363            178,843           179,672                 75,047
                                                    =========================================================================

Accumulation Period                                       236,662            177,440           178,313                 74,751
Annuity Period                                                701              1,403             1,359                    296
                                                    -------------------------------------------------------------------------

Total Contract Owners' Equity                             237,363            178,843           179,672                 75,047
                                                    =========================================================================

Units Outstanding                                          50,525             54,587            40,754                 36,850
                                                    =========================================================================

                                                                 Scudder Variable Series II
                                                    -------------------------------------------------------
                                                          Scudder
                                                      Investment Grade      Scudder Money      Scudder New
                                                            Bond               Market             Europe
                                                         Subaccount          Subaccount         Subaccount
                                                    -------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                           99,494            306,169                 -
Dividends and other receivables                                      -                167                 -
                                                    -------------------------------------------------------

             Total assets                                       99,494            306,336                 -

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                        12                 25                 -
                                                    -------------------------------------------------------

Contract owners' equity                                         99,482            306,311                 -
                                                    =======================================================

Accumulation Period                                             99,241            304,968                 -
Annuity Period                                                     241              1,343                 -
                                                    -------------------------------------------------------

Total Contract Owners' Equity                                   99,482            306,311                 -
                                                    =======================================================

Units Outstanding                                               17,704             54,362                 -
                                                    =======================================================

                                                                 Scudder Variable Series II
                                                    -----------------------------------------------------
                                                                                                Scudder
                                                    Scudder Small      Scudder Strategic      Technology
                                                      Cap Growth             Income             Growth
                                                      Subaccount           Subaccount         Subaccount
                                                    -----------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                      100,134                 24,572         145,612
Dividends and other receivables                                  5                      1              12
                                                    -----------------------------------------------------

             Total assets                                  100,139                 24,573         145,624

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                    14                      -               -
                                                    -----------------------------------------------------

Contract owners' equity                                    100,125                 24,573         145,624
                                                    =====================================================

Accumulation Period                                         99,950                 24,521         145,579
Annuity Period                                                 175                     52              45
                                                    -----------------------------------------------------

Total Contract Owners' Equity                              100,125                 24,573         145,624
                                                    =====================================================

Units Outstanding                                           45,002                  2,400          28,007
                                                    =====================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2002
(IN THOUSANDS)

                                                                          Scudder Variable Series II
                                           ---------------------------------------------------------------------------------------
                                                                                 SVS Dreman
                                            Scudder Total       SVS Davis        Financial       SVS Dreman High      SVS Dreman
                                               Return         Venture Value       Services        Return Equity    Small Cap Value
                                             Subaccount        Subaccount        Subaccount        Subaccount          Subaccount
                                           ---------------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value                    416,331           113,301            56,572           316,952           149,098
Dividends and other receivables                         59                 2                 -                 1                 -
                                           ---------------------------------------------------------------------------------------

             Total assets                          416,390           113,303            56,572           316,953           149,098

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                           364                 -                 -                 -                45
                                           ---------------------------------------------------------------------------------------

Contract owners' equity                            416,026           113,303            56,572           316,953           149,053
                                           =======================================================================================

Accumulation Period                                412,677           113,250            56,565           316,767           148,881
Annuity Period                                       3,349                53                 7               186               172
                                           ---------------------------------------------------------------------------------------

Total Contract Owners' Equity                      416,026           113,303            56,572           316,953           149,053
                                           =======================================================================================

Units Outstanding                                   83,840            14,493             5,697            33,048            43,904
                                           =======================================================================================

                                                                Scudder Variable Series II
                                           ---------------------------------------------------------------------
                                              SVS Eagle
                                            Focused Large    SVS Focus Value                       SVS INVESCO
                                             Cap Growth         + Growth        SVS Index 500    Dynamic Growth
                                             Subaccount        Subaccount         Subaccount       Subaccount
                                           ---------------------------------------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value                     40,566            39,176           146,427            18,257
Dividends and other receivables                          -                25                 1                 -
                                           ---------------------------------------------------------------------

             Total assets                           40,566            39,201           146,428            18,257

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                             -                 7                 -                 -
                                           ---------------------------------------------------------------------

Contract owners' equity                             40,566            39,194           146,428            18,257
                                           =====================================================================

Accumulation Period                                 40,566            38,934           146,417            18,257
Annuity Period                                           -               260                11                 -
                                           ---------------------------------------------------------------------

Total Contract Owners' Equity                       40,566            39,194           146,428            18,257
                                           =====================================================================

Units Outstanding                                    6,095            16,459            23,118             3,074
                                           =====================================================================

                                                                Scudder Variable Series II
                                           ---------------------------------------------------------------------
                                              SVS Janus         SVS Janus          SVS Oak         SVS Turner
                                             Growth and          Growth           Strategic          Mid-Cap
                                               Income         Opportunities        Equity            Growth
                                             Subaccount         Subaccount       Subaccount        Subaccount
                                           ---------------------------------------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value                    105,210            75,716            31,408            46,432
Dividends and other receivables                          -                 -                 -                 -
                                           ---------------------------------------------------------------------

             Total assets                          105,210            75,716            31,408            46,432

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                             2                 -                 -                 -
                                           ---------------------------------------------------------------------
Contract owners' equity                            105,208            75,716            31,408            46,432
                                           =====================================================================

Accumulation Period                                105,145            75,712            31,408            46,432
Annuity Period                                          63                 4                 -                 -
                                           ---------------------------------------------------------------------
Total Contract Owners' Equity                      105,208            75,716            31,408            46,432
                                           =====================================================================
Units Outstanding                                   17,677            17,795             7,019             7,947
                                           =====================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                The Alger American Fund
                                             --------------------------------------------------------------------------------------
                                                                                 Alger American                      Alger American
                                             Alger American    Alger American       Leveraged      Alger American        Small
                                                Balanced           Growth            AllCap         MidCap Growth    Capitalization
                                               Subaccount        Subaccount        Subaccount       Subaccount          Subaccount
                                             --------------------------------------------------------------------------------------
REVENUE

Dividend income                              $        1,545                 8                 5                 -                 -

EXPENSES

Mortality and expense risk charges                    1,275               244               853                93                48
                                             --------------------------------------------------------------------------------------
Net investment income (loss)                            270              (236)             (848)              (93)              (48)
                                             --------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of
 investments                                         (1,724)           (5,922)          (10,217)             (517)             (580)
Change in unrealized appreciation
 (depreciation) of investments                      (12,083)           (1,809)          (15,593)           (1,930)             (478)
                                             --------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments                                        (13,807)           (7,731)          (25,810)           (2,447)           (1,058)
                                             --------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity resulting from operations    $      (13,537)           (7,967)          (26,658)           (2,540)           (1,106)
                                             ======================================================================================

                                                 American Century Variable
                                                      Portfolios, Inc.                 Credit Suisse Trust
                                             --------------------------------    --------------------------------
                                                American                                           Credit Suisse
                                               Century VP         American       Credit Suisse      Trust Global
                                                Income &          Century        Trust Emerging     Post-Venture
                                                 Growth           VP Value          Markets            Capital
                                               Subaccount        Subaccount        Subaccount        Subaccount
                                             --------------------------------    --------------------------------
REVENUE

Dividend income                                          53             1,638                41                 -

EXPENSES

Mortality and expense risk charges                       87               367               281               189
                                             --------------------------------    --------------------------------
Net investment income (loss)                            (34)            1,271              (240)             (189)
                                             --------------------------------    --------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of
 investments                                         (1,032)           (1,707)           (3,126)           (3,595)
Change in unrealized appreciation
 (depreciation) of investments                         (154)           (4,403)             (155)           (2,109)
                                             --------------------------------    --------------------------------
Net realized and unrealized gain (loss) on
 investments                                         (1,186)           (6,110)           (3,281)           (5,704)
                                             --------------------------------    --------------------------------
Net increase (decrease) in contract
 owners' equity resulting from operations            (1,220)           (4,839)           (3,521)           (5,893)
                                             ================================    ================================

                                               The Dreyfus
                                                Socially            Dreyfus
                                               Repsonsible         Variable
                                               Growth Fund,       Investment
                                                   Inc.              Fund
                                             --------------------------------
                                                Dreyfus
                                                Socially            Dreyfus
                                               Responsible         I.P. Mid
                                                 Growth            Cap Stock
                                               Subaccount         Subaccount
                                             --------------------------------
REVENUE

Dividend income                                          31               303

EXPENSES

Mortality and expense risk charges                      188             1,408
                                             --------------------------------
Net investment income (loss)                           (157)           (1,105)
                                             --------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of
 investments                                         (3,019)           (1,459)
Change in unrealized appreciation
 (depreciation) of investments                       (1,822)          (13,674)
                                             --------------------------------
Net realized and unrealized gain (loss) on
 investments                                         (4,841)          (15,133)
                                             --------------------------------
Net increase (decrease) in contract
 owners' equity resulting from operations            (4,998)          (16,238)
                                             ================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                           Fidelity Variable Insurance
                                                  Products Fund                Fidelity Variable Insurance Products Fund II
                                         --------------------------------------------------------------------------------------
                                                                               Fidelity           Fidelity         Fidelity
                                          Fidelity VIP      Fidelity VIP        VIP II             VIP II           VIP II
                                          Equity Income       Growth         Asset Manager       Contrafund        Index 500
                                           Subaccount       Subaccount         Subaccount        Subaccount        Subaccount
                                         --------------------------------------------------------------------------------------
REVENUE

Dividend income                                   1,918               171               264               493             1,517

EXPENSES

Mortality and expense risk charges                  650               878                85               781             1,454
                                         --------------------------------------------------------------------------------------
Net investment income (loss)                      1,268              (707)              179              (288)               63
                                         --------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                     (5,414)          (21,392)           (1,015)           (6,546)          (20,822)
Change in unrealized appreciation
 (depreciation) of investments                   (6,231)           (3,782)               67              (130)           (9,476)
                                         --------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                 (11,645)          (25,174)             (948)           (6,676)          (30,298)
                                         --------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity resulting from
 operations                                     (10,377)          (25,881)             (769)           (6,964)          (30,235)
                                         ======================================================================================

                                             Franklin
                                             Templeton          ING VP                             INVESCO
                                              Variable         Emerging       ING VP Natural      Variable
                                             Insurance       Markets Fund,      Resources        Investment
                                           Products Trust        Inc.             Trust          Funds, Inc.
                                           --------------   --------------    --------------    --------------
                                              Templeton         ING VP
                                             Developing        Emerging
                                               Markets       Markets Fund,    ING VP Natural       INVESCO
                                             Securities          Inc.         Resources Trust   VIF-Utilities
                                             Subaccount       Subaccount        Subaccount        Subaccount
                                           --------------   --------------    --------------    --------------
REVENUE

Dividend income                                         -                -                 6                46

EXPENSES

Mortality and expense risk charges                      -               76                41               118
                                           --------------   --------------    --------------    --------------

Net investment income (loss)                            -              (76)              (35)              (72)
                                           --------------   --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                            -           (1,282)             (236)             (604)
Change in unrealized appreciation
 (depreciation) of investments                          -              600               132            (1,356)
                                           --------------   --------------    --------------    --------------

Net realized and unrealized gain (loss)
 on investments                                         -             (682)             (104)           (1,960)
                                           --------------   --------------    --------------    --------------

Net increase (decrease) in contract
 owners' equity resulting from
 operations                                             -             (758)             (139)           (2,032)
                                           ==============   ==============    ==============    ==============

                                                                  Janus Aspen Series
                                           --------------------------------------------------------------------
                                             Janus Aspen                        Janus Aspen
                                             Aggressive        Janus Aspen        Capital         Janus Aspen
                                               Growth           Balanced        Appreciation        Growth
                                             Subaccount        Subaccount        Subaccount        Subaccount
                                           --------------------------------------------------------------------
REVENUE

Dividend income                                         -             3,698                10                 -

EXPENSES

Mortality and expense risk charges                    823             1,970                24             1,943
                                           --------------------------------------------------------------------

Net investment income (loss)                         (823)            1,728               (14)           (1,943)
                                           --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                      (45,198)          (10,277)             (381)          (58,656)
Change in unrealized appreciation
 (depreciation) of investments                     23,096            (3,888)               66            13,071
                                           --------------------------------------------------------------------

Net realized and unrealized gain (loss)
 on investments                                   (22,102)          (14,165)             (315)          (45,585)
                                           --------------------------------------------------------------------

Net increase (decrease) in contract
 owners' equity resulting from
 operations                                       (22,925)          (12,437)             (329)          (47,528)
                                           ====================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                 J.P. Morgan
                                                                                   Series
                                                  Janus Aspen Series              Trust II        PIMCO Variable Insurance Trust
                                           --------------------------------    --------------    -------------------------------
                                             Janus Aspen       Janus Aspen       JP Morgan
                                             Growth and         Worldwide          Small          PIMCO Foreign      PIMCO Low
                                               Income            Growth           Company             Bond            Duration
                                             Subaccount        Subaccount        Subaccount        Subaccount        Subaccount
                                           --------------------------------    --------------    -------------------------------
REVENUE

Dividend income                                       451             1,484                23                13               10

EXPENSES

Mortality and expense risk charges                    797             2,189               156                 5                3
                                           --------------------------------    --------------    -------------------------------
Net investment income (loss)                         (346)             (705)             (133)                8                7
                                           --------------------------------    --------------    -------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                       (3,292)          (40,937)           (1,763)               10                3
Change in unrealized appreciation
 (depreciation) of investments                    (11,247)          (11,177)           (1,417)                2                4
                                           --------------------------------    --------------    -------------------------------
Net realized and unrealized gain (loss)
 on investments                                   (14,539)          (52,114)           (3,180)               12                7
                                           --------------------------------    --------------    -------------------------------
Net increase (decrease) in contract
 owners' equity resulting from
 operations                                       (14,885)          (52,819)           (3,313)               20               14
                                           ================================    ==============    ===============================

                                                                 Scudder Variable Series I
                                           --------------------------------------------------------------------
                                                                                   Scudder
                                            Scudder 21st                           Capital       Scudder Global
                                           Century Growth     Scudder Bond          Growth          Discovery
                                             Subaccount        Subaccount         Subaccount       Subaccount
                                           --------------------------------------------------------------------
REVENUE

Dividend income                                         -               973               143                 -

EXPENSES

Mortality and expense risk charges                    334               219               591               994
                                           --------------------------------------------------------------------
Net investment income (loss)                         (334)              754              (448)             (994)
                                           --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                       (3,006)             (142)           (4,866)           (4,706)
Change in unrealized appreciation
 (depreciation) of investments                    (10,296)              425           (10,389)          (11,367)
                                           --------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                   (13,302)              283           (15,255)          (16,073)
                                           --------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity resulting from
 operations                                       (13,636)            1,037           (15,703)          (17,067)
                                           ====================================================================

                                                                 Scudder Variable Series I
                                           --------------------------------------------------------------------
                                           Scudder Growth    Scudder Health       Scudder        Scudder Money
                                             and Income         Sciences       International        Market
                                             Subaccount        Subaccount        Subaccount       Subaccount
                                           --------------------------------------------------------------------
REVENUE

Dividend income                                       430                 -               727                 -

EXPENSES

Mortality and expense risk charges                    599               711             1,322                 -
                                           --------------------------------------------------------------------
Net investment income (loss)                         (169)             (711)             (595)                -
                                           --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                       (4,502)           (1,491)          (11,981)                -
Change in unrealized appreciation
 (depreciation) of investments                     (7,635)          (12,243)           (1,962)                -
                                           --------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                   (12,137)          (13,734)          (13,943)                -
                                           --------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity resulting from
 operations                                       (12,306)          (14,445)          (14,538)                -
                                           ====================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                               Scudder Variable Series II
                              ---------------------------------------------------------------------------------------------
                                Scudder                    Scudder      Scudder        Scudder                   Scudder
                              Aggressive     Scudder      Contrarian     Global       Government    Scudder        High
                                Growth      Blue Chip        Value      Blue Chip     Securities     Growth       Income
                              Subaccount    Subaccount    Subaccount    Subaccount    Subaccount   Subaccount   Subaccount
                              ---------------------------------------------------------------------------------------------
REVENUE

Dividend income                       154          349          1,898            148        6,147           -        17,861

EXPENSES

Mortality and
 expense risk charges                 459        1,251          1,726            325        2,656       3,017         2,336
                              ---------------------------------------------------------------------------------------------

Net investment
 income (loss)                       (305)        (902)           172           (177)       3,491      (3,017)       15,525
                              ---------------------------------------------------------------------------------------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS

Net realized gain (loss)
 on sale of investments            (8,938)      (4,896)        (5,313)        (1,894)       2,549     (85,980)      (27,655)

Change in unrealized
 appreciation
 (depreciation) of
 investments                       (4,144)     (18,545)       (18,105)        (2,234)       6,173       1,769        10,241
                              ---------------------------------------------------------------------------------------------

Net realized and
 unrealized gain (loss)
 on investments                   (13,082)     (23,441)       (23,418)        (4,128)       8,722     (84,211)      (17,414)
                              ---------------------------------------------------------------------------------------------

Net increase
 (decrease) in contract
 owners' equity resulting
 from operations                  (13,387)     (24,343)       (23,246)        (4,305)      12,213     (87,228)       (1,889)
                              =============================================================================================

                                                          Scudder Variable Series II
                              ----------------------------------------------------------------------------------
                                  Scudder       Scudder                                  Scudder      Scudder
                               International   Investment     Scudder       Scudder       Small      Strategic
                               Select Equity   Grade Bond   Money Market   New Europe   Cap Growth     Income
                                Subaccount     Subaccount    Subaccount    Subaccount   Subaccount   Subaccount
                              ----------------------------------------------------------------------------------
REVENUE

Dividend income                           312        2,569          4,956          180           -           411

EXPENSES

Mortality and
 expense risk charges                     888        1,142          4,288          220       1,615           259
                              ----------------------------------------------------------------------------------
Net investment
 income (loss)                           (576)       1,427            668          (40)     (1,615)          152
                              ----------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS

Net realized gain (loss)
 on sale of investments               (22,137)         470              -       (6,124)    (54,429)          381

Change in unrealized
 appreciation
 (depreciation) of
 investments                           12,519        3,597              -        1,325       1,841         1,226
                              ----------------------------------------------------------------------------------

Net realized and
 unrealized gain (loss)
 on investments                        (9,618)       4,067              -       (4,799)    (52,588)        1,607
                              ----------------------------------------------------------------------------------

Net increase
 (decrease) in contract
 owners' equity resulting
 from operations                      (10,194)       5,494            668       (4,839)    (54,203)        1,759
                              ==================================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                          Scudder Variable Series II
                                                      ------------------------------------------------------------------
                                                                                                              SVS Dreman
                                                        Scudder      Scudder      SVS Davis    SVS Dreman       High
                                                      Technology      Total        Venture      Financial       Return
                                                        Growth        Return        Value        Services       Equity
                                                      Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
                                                      ------------------------------------------------------------------
REVENUE

Dividend income                                              197        14,184           149           474         4,158

EXPENSES

Mortality and expense risk charges                         2,424         6,397         1,542           815         4,556
                                                      ------------------------------------------------------------------

Net investment income (loss)                              (2,227)        7,787        (1,393)         (341)         (398)
                                                      ------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of investments          (28,246)      (67,376)       (2,338)          580        (1,747)
 Change in unrealized appreciation (depreciation) of
 investments                                             (54,303)      (29,917)      (17,214)       (6,584)      (71,516)
                                                      ------------------------------------------------------------------

Net realized and unrealized gain (loss) on
 investments                                             (82,549)      (97,293)      (19,552)       (6,004)      (73,263)
                                                      ------------------------------------------------------------------

Net increase (decrease) in contract owners' equity
 resulting from operations                               (84,776)      (89,506)      (20,945)       (6,345)      (73,661)
                                                      ==================================================================

                                                                           Scudder Variable Series II
                                                       -------------------------------------------------------------------
                                                                     SVS Eagle
                                                       SVS Dreman     Focused      SVS Focus                   SVS INVESCO
                                                       Small Cap        Large        Value       SVS Index       Dynamic
                                                         Value       Cap Growth     + Growth        500          Growth
                                                       Subaccount    Subaccount    Subaccount    Subaccount     Subaccount
                                                       -------------------------------------------------------------------
REVENUE

Dividend income                                               539             -           254           799              -

EXPENSES

Mortality and expense risk charges                          2,054           595           629         2,161            274
                                                       -------------------------------------------------------------------

Net investment income (loss)                               (1,515)         (595)         (375)       (1,362)          (274)
                                                       -------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of investments             3,050        (3,402)       (7,198)      (11,328)        (1,184)
 Change in unrealized appreciation (depreciation) of
 investments                                              (28,127)      (11,050)       (7,620)      (30,105)        (6,540)
                                                       -------------------------------------------------------------------

Net realized and unrealized gain (loss) on
 investments                                              (25,077)      (14,452)      (14,818)      (41,433)        (7,724)
                                                       -------------------------------------------------------------------

Net increase (decrease) in contract owners' equity
 resulting from operations                                (26,592)      (15,047)      (15,193)      (42,795)        (7,998)
                                                       ===================================================================

                                                                    Scudder Variable Series II
                                                      -------------------------------------------------------
                                                      SVS Janus       SVS Janus       SVS Oak      SVS Turner
                                                      Growth and       Growth        Strategic       Mid-Cap
                                                        Income      Opportunities      Equity        Growth
                                                      Subaccount     Subaccount      Subaccount    Subaccount
                                                      -------------------------------------------------------
REVENUE

Dividend income                                              694                -             -

EXPENSES

Mortality and expense risk charges                         1,578            1,200           488           677
                                                      -------------------------------------------------------

Net investment income (loss)                                (884)          (1,200)         (488)         (677)
                                                      -------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of investments           (5,257)          (6,881)       (3,441)       (2,235)
 Change in unrealized appreciation (depreciation) of
 investments                                             (21,939)         (25,884)      (15,438)      (17,485)
                                                      -------------------------------------------------------

Net realized and unrealized gain (loss) on
 investments                                             (27,196)         (32,765)      (18,879)      (19,720)
                                                      -------------------------------------------------------

Net increase (decrease) in contract owners' equity
 resulting from operations                               (28,080)         (33,965)      (19,367)      (20,397)
                                                      =======================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                            The Alger American Fund
                                                      ------------------------------------------------------------------
                                                                                  Alger        Alger
                                                         Alger        Alger      American     American    Alger American
                                                       American     American    Leveraged      MidCap         Small
                                                       Balanced      Growth       AllCap       Growth     Capitalization
                                                      Subaccount   Subaccount   Subaccount   Subaccount     Subaccount
                                                      ------------------------------------------------------------------
OPERATIONS

Net investment Income (loss)                          $      270         (236)        (848)         (93)             (48)

Net realized gain (loss) on sale of Investments           (1,724)      (5,922)     (10,217)        (517)            (580)

Change in unrealized appreciation (depreciation) of
 investments                                             (12,083)      (1,809)     (15,593)      (1,930)            (478)
                                                      ------------------------------------------------------------------

      Net increase (decrease) in contract owners'
       equity resulting from operations                  (13,537)      (7,967)     (26,658)      (2,540)          (1,106)
                                                      ------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                       15,601        3,549       10,314        3,483            1,421
Net transfer (to) from affiliate and subaccounts           8,194         (866)      (5,513)       2,186             (325)
Payments for redemptions                                  (3,984)      (1,434)      (2,632)        (470)            (307)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                           (257)         (24)        (182)          (8)              (6)
Annuity payout reserve adjustment                             (2)          (1)           -            -                2
                                                      ------------------------------------------------------------------

      Net increase (decrease) from contract owners'
       equity transactions                                19,552        1,224        1,987        5,191              785
                                                      ------------------------------------------------------------------

Total increase (decrease) in contract owners' equity       6,015       (6,743)     (24,671)       2,651             (321)

CONTRACT OWNERS' EQUITY

Beginning of period                                       84,021       21,802       73,388        4,875            3,637
                                                      ------------------------------------------------------------------

End of period                                         $   90,036       15,059       48,717        7,526            3,316
                                                      ==================================================================

                                                                                                         The Dreyfus
                                                                                                          Socially
                                                            American                                     Responsible     Dreyfus
                                                        Century Variable                                    Growth     Investment
                                                        Portfolios, Inc.         Credit Suisse Trust      Fund, Inc.   Portfolios
                                                     -----------------------   ------------------------  --------------------------
                                                                                              Credit
                                                      American                   Credit       Suisse
                                                      Century                    Suisse        Trust       Dreyfus
                                                     VP Income     American       Trust     Global Post    Socially      Dreyfus
                                                         &         Century      Emerging      Venture     Responsible    I.P. Mid
                                                       Growth      VP Value     Markets       Capital       Growth       Cap Stock
                                                     Subaccount   Subaccount   Subaccount    Subaccount    Subaccount   Subaccount
                                                     -----------------------   ------------------------  -------------------------
OPERATIONS

Net investment Income (loss)                                (34)       1,271         (240)         (189)       (157)        (1,105)

Net realized gain (loss) on sale of Investments          (1,032)      (1,707)      (3,126)       (3,595)     (3,019)        (1,459)

Change in unrealized appreciation (depreciation) of
 investments                                               (154)      (4,403)        (155)       (2,109)     (1,822)       (13,674)
                                                     -----------------------   ------------------------   ------------------------

      Net increase (decrease) in contract owners'
       equity resulting from operations                  (1,220)      (4,839)      (3,521)       (5,893)     (4,998)       (16,238)
                                                     -----------------------   ------------------------   ------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                       1,806        6,965        3,646         3,741       2,612         17,744
Net transfer (to) from affiliate and subaccounts          9,435        1,079        3,400            (5)       (728)        18,564
Payments for redemptions                                   (647)      (2,666)        (756)         (390)       (824)        (3,356)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                           (58)         (35)         (58)          (40)        (37)          (292)
Annuity payout reserve adjustment                             8           22          (24)            -          (1)             -
                                                     -----------------------   ------------------------   ------------------------

     Net increase (decrease) from contract owners'
      equity transactions                                10,544        5,365        6,208         3,306       1,022         32,660
                                                     -----------------------   ------------------------   ------------------------

Total increase (decrease) in contract owners' equity      9,324          526        2,687        (2,587)     (3,976)        16,422

CONTRACT OWNERS' EQUITY

Beginning of period                                       5,403       23,455       16,661        13,982      15,655         84,452
                                                     -----------------------   ------------------------   ------------------------

End of period                                            14,727       23,981       19,348        11,395      11,679        100,874
                                                     =======================   ========================   ========================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS* EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                              Fidelity Variable                      Fidelity Variable
                                                           Insurance Products Fund                 Insurance Products Fund II
                                                           ------------------------------------------------------------------------
                                                                                            Fidelity        Fidelity       Fidelity
                                                            Fidelity VIP   Fidelity VIP      VIP II          VIP II         VIP II
                                                           Equity Income      Growth      Asset Manager    Contrafund     Index 500
                                                            Subaccount      Subaccount      Subaccount     Subaccount     Subaccount
                                                           ------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                       1,268           (707)            179         (288)            63

Net realized gain (loss) on sale of investments                   (5,414)       (21,392)         (1,015)      (6,546)       (20,822)

Change in unrealized appreciation (depreciation) of
 investments                                                      (6,231)        (3,782)             67         (130)        (9,476)
                                                           ------------------------------------------------------------------------

       Net increase (decrease) in contract owners'
        equity resulting from operations                         (10,377)       (25,881)           (769)      (6,964)       (30,235)
                                                           ------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                7,841         10,414             736        5,865         12,103
Net transfer (to) from affiliate and subaccounts                   3,741         (5,280)           (627)      (1,095)       (19,384)
Payments for redemptions                                          (6,271)        (6,887)           (677)      (6,242)       (11,947)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                    (97)          (122)             (8)         (54)          (125)
Annuity payout reserve adjustment                                    (34)            (2)             (1)          30             (6)
                                                           ------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                          5,180         (1,877)           (577)      (1,496)       (19,359)
                                                           ------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity              (5,197)       (27,758)         (1,346)      (8,460)       (49,594)

CONTRACT OWNERS' EQUITY

Beginning of period                                               50,131         81,555           7,230       62,514        147,258
                                                           ------------------------------------------------------------------------
End of period                                                     44,934         53,797           5,884       54,054         97,664
                                                           ========================================================================

                                                               Franklin                                  INVESCO
                                                               Templeton        ING VP      ING VP       Variable
                                                                Variable       Emerging     Natural     Investment
                                                               Insurance        Markets    Resources      Funds,
                                                             Products Trust   Fund, Inc.     Trust         Inc.
                                                             --------------   ----------   ----------  ------------
                                                                Templeton       ING VP      ING VP
                                                               Developing      Emerging     Natural
                                                                Markets        Markets     Resource    INVESCO VIF-
                                                               Securities     Fund, Inc.     Trust       Utilities
                                                               Subaccount     Subaccount   Subaccount   Subaccount
                                                             --------------   ----------   ----------  ------------
OPERATIONS

Net investment income (loss)                                              -          (76)         (35)          (72)

Net realized gain (loss) on sale of investments                           -       (1,282)        (236)         (604)

Change in unrealized appreciation (depreciation) of
 investments                                                              -          600          132        (1,356)
                                                             --------------   ----------   ----------  ------------

       Net increase (decrease) in contract owners'
        equity resulting from operations                                  -         (758)        (139)       (2,032)
                                                             --------------   ----------   ----------  ------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                       -          402          302         1,625
Net transfer (to) from affiliate and subaccounts                         (1)         942         (191)        2,613
Payments for redemptions                                                  -         (514)        (273)         (258)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                         -           (6)          (3)          (26)
Annuity payout reserve adjustment                                         -            3            -             -
                                                             --------------   ----------   ----------  ------------
     Net increase (decrease) from contract owners'
      equity transactions                                                (1)         827         (165)        3,954
                                                             --------------   ----------   ----------  ------------

Total increase (decrease) in contract owners' equity                     (1)          69         (304)        1,922

CONTRACT OWNERS' EQUITY

Beginning of period                                                      30        5,167        3,337         6,825
                                                             --------------   ----------   ----------  ------------

End of period                                                            29        5,236        3,033         8,747
                                                             ==============   ==========   ==========  ============

                                                                                Janus Aspen Series
                                                              -----------------------------------------------------
                                                                Janus
                                                                Aspen                     Janus Aspen      Janus
                                                              Aggressive   Janus Aspen      Capital        Aspen
                                                                Growth       Balanced     Appreciation     Growth
                                                              Subaccount    Subaccount     Subaccount    Subaccount
                                                              -----------------------------------------------------
OPERATIONS

Net investment income (loss)                                        (823)         1,728            (14)      (1,943)

Net realized gain (loss) on sale of investments                  (45,198)       (10,277)          (381)     (58,656)

Change in unrealized appreciation (depreciation) of
 investments                                                      23,096         (3,888)            65       13,071
                                                              -----------------------------------------------------

       Net increase (decrease) in contract owners'
        equity resulting from operations                         (22,925)       (12,437)          (329)     (47,528)
                                                              -----------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                9,012         16,300             35        9,737

Net transfer (to) from affiliate and subaccounts                  (4,605)        (9,125)          (175)     (27,088)
Payments for redemptions                                          (6,406)       (14,416)          (213)     (14,460)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                    (99)          (117)            (5)        (256)
Annuity payout reserve adjustment                                     (8)           223              -          (22)
                                                              -----------------------------------------------------

     Net increase (decrease) from contract owners'
      equity transactions                                         (2,106)        (7,135)          (358)     (32,089)
                                                              -----------------------------------------------------

Total increase (decrease) in contract owners' equity             (25,031)       (19,572)          (687)     (79,617)

CONTRACT OWNERS' EQUITY

Beginning of period                                               81,697        161,381          2,043      189,638
                                                              -----------------------------------------------------

End of period                                                     56,666        141,809          1,356      110,021
                                                              =====================================================

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                          J.P. Morgan     Pimco Variable Insurance
                                                             Janus Aspen Series         Series Trust II            Trust
                                                      -------------------------------   ---------------   ------------------------
                                                      Janus Aspen                                           Pimco
                                                       Growth and       Janus Aspen     JP Morgan Small    Foreign      Pimco Low
                                                        Income       Worldwide Growth       Company          Bond        Duration
                                                      Subaccount        Subaccount         Subaccount     Subaccount    Subaccount
                                                      -------------------------------   ---------------   ------------------------
OPERATIONS

Net investment income (loss)                                  (346)              (705)             (133)           8             7

Net realized gain (loss) on sale of investments             (3,292)           (40,937)           (1,763)          10             3

Change in unrealized appreciation (depreciation) of
 investments                                               (11,247)           (11,177)           (1,417)           2             4
                                                      -------------------------------   ---------------   ------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                    (14,885)           (52,819)           (3,313)          20            14
                                                      -------------------------------   ---------------   ------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                          1,180             16,315             3,791            2             3
Net transfer (to) from affiliate and subaccounts           (13,392)           (24,441)           (1,468)         (35)          (21)
Payments for redemptions                                    (4,250)           (17,000)           (1,425)        (165)          (43)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                             (145)              (167)              (59)           -             -
Annuity payout reserve adjustment                                3                  2                 1            -             -
                                                      -------------------------------   ---------------   ------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                  (16,604)           (25,291)              840         (198)          (61)
                                                      -------------------------------   ---------------   ------------------------

Total increase (decrease) in contract owners' equity       (31,489)           (78,110)           (2,473)        (178)          (47)

CONTRACT OWNERS' EQUITY

Beginning of period                                         74,529            212,141            10,738          388           278
                                                      -------------------------------   ---------------   ------------------------

End of period                                               43,040            134,031             8,265          210           231
                                                      ===============================   ===============   ========================

                                                                                Scudder Variable Series I
                                                         ---------------------------------------------------------------------
                                                          Scudder 21st                      Scudder Capital     Scudder Global
                                                         Century Growth     Scudder Bond        Growth            Discovery
                                                           Subaccount        Subaccount       Subaccount          Subaccount
                                                         ---------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                       (334)              754              (448)              (994)

Net realized gain (loss) on sale of investments                  (3,006)             (142)           (4,866)            (4,706)

Change in unrealized appreciation (depreciation) of
 investments                                                    (10,296)              425           (10,389)           (11,367)
                                                         ---------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                         (13,636)            1,037           (15,703)           (17,067)
                                                         ---------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                               6,417             3,933             7,059              8,241
Net transfer (to) from affiliate and subaccounts                  2,796               880             2,047              1,678
Payments for redemptions                                           (742)           (2,008)           (2,051)            (3,067)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                   (70)             (102)             (115)              (207)
Annuity payout reserve adjustment                                     -                 -                 -                  2
                                                         ---------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                         8,401             2,703             6,940              6,647
                                                         ---------------------------------------------------------------------

Total increase (decrease) in contract owners' equity             (5,235)            3,740            (8,763)           (10,420)

CONTRACT OWNERS' EQUITY

Beginning of period                                              26,068            13,458            45,332             74,591
                                                         ---------------------------------------------------------------------

End of period                                                    20,833            17,198            36,569             64,171
                                                         =====================================================================

                                                                             Scudder Variable Series I
                                                       --------------------------------------------------------------------
                                                        Scudder Growth     Scudder Health        Scudder      Scudder Money
                                                         and Income           Sciences        International      Market
                                                         Subaccount          Subaccount        Subaccount      Subaccount
                                                       --------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                       (169)             (711)            (595)               -

Net realized gain (loss) on sale of investments                  (4,502)           (1,491)         (11,981)               -

Change in unrealized appreciation (depreciation) of
 investments                                                     (7,635)          (12,243)          (1,962)               -
                                                       --------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                         (12,306)          (14,445)         (14,538)               -
                                                       --------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                               6,602            15,272           14,697                -
Net transfer (to) from affiliate and subaccounts                  1,735             6,138            9,059               19
Payments for redemptions                                         (2,254)           (1,487)          (7,790)             (54)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                  (115)             (158)            (293)               -
Annuity payout reserve adjustment                                     -                 -                3                -
                                                       --------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                         5,968            19,765           15,676              (35)
                                                       --------------------------------------------------------------------

Total increase (decrease) in contract owners' equity             (6,338)            5,320            1,138              (35)

CONTRACT OWNERS' EQUITY

Beginning of period                                              43,629            44,543           82,271               65
                                                       --------------------------------------------------------------------

End of period                                                    37,291            49,863           83,409               30
                                                       ====================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                   Scudder Variable Series II
                                                      ------------------------------------------------------------------------------
                                                             Scudder
                                                           Aggressive                                 Scudder         Scudder Global
                                                             Growth          Scudder Blue Chip    Contrarian Value      Blue Chip
                                                           Subaccount            Subaccount          Subaccount         Subaccount
                                                      ------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                         (305)                (902)                172             (177)

Net realized gain (loss) on sale of investments                    (8,938)              (4,896)             (5,313)          (1,894)

Change in unrealized appreciation (depreciation) of
 investments                                                       (4,144)             (18,545)            (18,105)          (2,234)
                                                      ------------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                           (13,387)             (24,343)            (23,246)          (4,305)
                                                      ------------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                 4,595               10,004              12,265            3,410
Net transfer (to) from affiliate and subaccounts                   (1,574)                 311               8,089            1,899
Payments for redemptions                                           (1,731)              (4,798)            (11,925)            (942)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                     (97)                (227)               (245)             (63)
Annuity payout reserve adjustment                                       -                   (7)                (16)               -
                                                      ------------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                           1,193                5,283               8,168            4,304
                                                      ------------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity              (12,194)             (19,060)            (15,078)              (1)

CONTRACT OWNERS' EQUITY

Beginning of period                                                40,084               97,162             128,675           22,866
                                                      ------------------------------------------------------------------------------

End of period                                                      27,890               78,102             113,597           22,865
                                                      ==============================================================================

                                                                                  Scudder Variable Series II
                                                      -----------------------------------------------------------------------------
                                                        Scudder                                       Scudder          Scudder
                                                      Government                    Scudder High   International   Investment Grade
                                                      Securities   Scudder Growth      Income      Select Equity         Bond
                                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                                      -----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                               3,491           (3,017)        15,525            (576)             1,427

Net realized gain (loss) on sale of investments            2,549          (85,980)       (27,655)        (22,137)               470

Change in unrealized appreciation (depreciation) of
 investments                                               6,173            1,769         10,241          12,519              3,597
                                                      -----------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                   12,213          (87,228)        (1,889)        (10,194)             5,494
                                                      -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                       24,071           12,590         11,455           4,417             13,631
Net transfer (to) from affiliate and subaccounts          60,831          (17,224)         1,659          16,239             21,053
Payments for redemptions                                 (20,032)         (30,881)       (20,860)         (8,495)            (5,577)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                           (339)            (283)          (246)            (97)              (196)
Annuity payout reserve adjustment                            (30)             (85)            20               9                 (5)
                                                      -----------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                 64,501          (35,883)        (7,972)         12,073             28,906
                                                      -----------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity      76,714         (123,111)        (9,861)          1,879             34,400

CONTRACT OWNERS' EQUITY

Beginning of period                                      160,649          301,954        189,533          73,168             65,082
                                                      -----------------------------------------------------------------------------

End of period                                            237,363          178,843        179,672          75,047             99,482
                                                      =============================================================================

                                                                                    Scudder Variable Series II
                                                      ----------------------------------------------------------------------------
                                                                                                                          Scudder
                                                      Scudder Money   Scudder New   Scudder Small   Scudder Strategic    Technology
                                                          Market         Europe       Cap Growth          Income           Growth
                                                        Subaccount     Subaccount     Subaccount        Subaccount       Subaccount
                                                      ----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                    668           (40)         (1,615)                152       (2,227)

Net realized gain (loss) on sale of investments                   -        (6,124)        (54,429)                381      (28,246)

Change in unrealized appreciation (depreciation) of
 investments                                                      -         1,325           1,841               1,226      (54,303)
                                                      ----------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                         668        (4,839)        (54,203)              1,759      (84,776)
                                                      ----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                         134,454         3,746          16,468               2,287       20,336
Net transfer (to) from affiliate and subaccounts            (64,194)      (14,015)         (3,665)             10,038       (1,847)
Payments for redemptions                                   (171,434)         (573)        (10,774)               (956)      (5,157)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                              (694)          (41)           (223)                (55)        (533)
Annuity payout reserve adjustment                                (2)            -             (13)                  1           12
                                                      ----------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                  (101,870)      (10,883)          1,793              11,315       12,811
                                                      ----------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity       (101,202)      (15,722)        (52,410)             13,074      (71,965)

CONTRACT OWNERS' EQUITY

Beginning of period                                         407,513        15,722         152,535              11,499      217,589
                                                      ----------------------------------------------------------------------------

End of period                                               306,311             -         100,125              24,573      145,624
                                                      ============================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                             Scudder Variable Series II
                                                      ----------------------------------------------------------------------
                                                        Scudder Total     SVS Davis         SVS Dreman       SVS Dreman High
                                                           Return       Venture Value   Financial Services    Return Equity
                                                         Subaccount      Subaccount         Subaccount          Subaccount
                                                      ----------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                    7,787          (1,393)                (341)             (398)

Net realized gain (loss) on sale of investments               (67,376)         (2,338)                 580            (1,747)

Change in unrealized appreciation (depreciation) of
 investments                                                  (29,917)        (17,214)              (6,584)          (71,516)
                                                      ----------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                       (89,506)        (20,945)              (6,345)          (73,661)
                                                      ----------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                            21,722          31,773                9,510            76,138
Net transfer (to) from affiliate and subaccounts              (18,531)         18,412                4,625            47,150
Payments for redemptions                                      (63,771)         (3,070)              (2,684)          (12,194)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                (537)           (327)                (164)             (930)
Annuity payout reserve adjustment                                (331)              2                    -                 1
                                                      ----------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                     (61,448)         46,790               11,287           110,165
                                                      ----------------------------------------------------------------------

Total increase (decrease) in contract owners' equity         (150,954)         25,845                4,942            36,504

CONTRACT OWNERS' EQUITY

Beginning of period                                           566,980          87,458               51,630           280,449
                                                      ----------------------------------------------------------------------

End of period                                                 416,026         113,303               56,572           316,953
                                                      ======================================================================

                                                                             Scudder Variable Series II
                                                        -----------------------------------------------------------------
                                                                            SVS Eagle
                                                          SVS Dreman      Focused Large   SVS Focus Value
                                                        Small Cap Value    Cap Growth       + Growth        SVS Index 500
                                                          Subaccount        Subaccount      Subaccount       Subaccount
                                                        -----------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                     (1,515)           (595)             (375)         (1,362)

Net realized gain (loss) on sale of investments                   3,050          (3,402)           (7,198)        (11,328)

Change in unrealized appreciation (depreciation) of
 investments                                                    (28,127)        (11,050)           (7,620)        (30,105)
                                                        -----------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                         (26,592)        (15,047)          (15,193)        (42,795)
                                                        -----------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                              27,923          11,203             5,423          44,667
Net transfer (to) from affiliate and subaccounts                 42,493           7,710             1,430           3,595
Payments for redemptions                                         (8,253)         (1,073)           (4,206)         (3,950)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                  (355)           (125)              (89)           (442)
Annuity Payout Reserve Adjustment                                   (44)              -                19               1
                                                        -----------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                        61,764          17,715             2,577          43,871
                                                        -----------------------------------------------------------------
Total increase (decrease) in contract owners' equity             35,172           2,668           (12,616)          1,076

CONTRACT OWNERS' EQUITY

Beginning of period                                             113,881          37,898            51,810         145,352
                                                        -----------------------------------------------------------------

End of period                                                   149,053          40,566            39,194         146,428
                                                        =================================================================

                                                                                    Scudder Variable Series II
                                                        --------------------------------------------------------------------------
                                                        SVS INVESCO     SVS Janus       SVS Janus         SVS Oak       SVS Turner
                                                           Dynamic       Growth           Growth         Strategic        MidCap
                                                           Growth       and Income     Opportunities       Equity         Growth
                                                         Subaccount     Subaccount      Subaccount       Subaccount     Subaccount
                                                        --------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                    (274)          (884)          (1,200)           (488)         (677)

Net realized gain (loss) on sale of investments               (1,184)        (5,257)          (6,881)         (3,441)       (2,235)

Change in unrealized appreciation (depreciation) of
 investments                                                  (6,540)       (21,939)         (25,884)        (15,438)      (17,485)
                                                        --------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                       (7,998)       (28,080)         (33,965)        (19,367)      (20,397)
                                                        --------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                            6,389         26,252           14,687          11,879        15,286
Net transfer (to) from affiliate and subaccounts                 668          5,302            4,545           4,500        11,982
Payments for redemptions                                        (410)        (3,705)          (3,314)           (946)         (959)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                (58)          (327)            (249)           (100)         (145)
Annuity Payout Reserve Adjustment                                  -             (2)               -               -             -
                                                        --------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                      6,589         27,520           15,669          15,333        26,164
                                                        --------------------------------------------------------------------------

Total increase (decrease) in contract owners' equity          (1,409)          (560)         (18,296)         (4,034)        5,767

CONTRACT OWNERS' EQUITY

Beginning of period                                           19,666        105,768           94,012          35,442        40,665
                                                        --------------------------------------------------------------------------

End of period                                                 18,257        105,208           75,716          31,408        46,432
                                                        ==========================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                                 The Alger American Fund
                                                      ----------------------------------------------------------------------------
                                                                                                                        Alger
                                                        Alger          Alger                             Alger         American
                                                       American      American      Alger American      American         Small
                                                       Balanced       Growth     Leveraged AllCap   MidCap Growth   Capitalization
                                                      Subaccount    Subaccount       Subaccount        Subaccount      Subaccount
                                                      ----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                          $       335        2,706              1,002             753              (32)

Net realized gain (loss) on sale of investments              (222)      (6,907)            (4,875)           (825)          (3,455)

Change in unrealized appreciation (depreciation) of
 investments                                                 (731)       1,100             (4,932)            111            1,692
                                                     ----------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                      (618)      (3,101)            (8,805)             39           (1,795)
                                                      ----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                        56,892        4,011             39,755           1,334            1,059
Net transfer (to) from affiliate and subaccounts           15,478        1,884              4,227           3,551               30
Payments for redemptions                                   (1,409)      (1,476)            (2,424)            (53)            (442)
                                                      ----------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                  70,961        4,419             41,558           4,832              647
                                                      ----------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity       70,343        1,318             32,753           4,871           (1,148)

CONTRACT OWNERS' EQUITY

Beginning of period                                        13,678       20,484             40,635               4            4,785
                                                      ----------------------------------------------------------------------------

End of period                                         $    84,021       21,802             73,388           4,875            3,637
                                                      ============================================================================

                                                           American Century Variable
                                                                Portfolios, Inc.                       Credit Suisse Funds
                                                      -------------------------------------   ----------------------------------
                                                      American Century                                            Credit Suisse
                                                        VP Income &       American Century     Credit Suisse       Global Post-
                                                           Growth             VP Value        Emerging Markets   Venture Capital
                                                        Subaccount           Subaccount          Subaccount        Subaccount
                                                      -------------------------------------   ----------------------------------
OPERATIONS

Net investment income (loss)                                       (41)                (176)              (185)             (122)

Net realized gain (loss) on sale of investments
                                                                  (482)                 495             (1,775)             (626)

Change in unrealized appreciation (depreciation) of
 investments                                                         9                1,267                579            (2,242)
                                                      -------------------------------------   ----------------------------------
     Net increase (decrease) in contract owners'
      equity resulting from operations                            (514)               1,586             (1,381)           (2,990)
                                                      -------------------------------------   ----------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                844                4,086              8,319             8,103
Net transfer (to) from affiliate and subaccounts                   749               15,893                 86               227
Payments for redemptions                                          (567)              (1,090)              (340)             (286)
                                                      -------------------------------------   ----------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                        1,026               18,889              8,065             8,044
                                                      -------------------------------------   ----------------------------------
Total increase (decrease) in contract owners' equity               512               20,475              6,684             5,054

CONTRACT OWNERS' EQUITY

Beginning of period                                              4,891                2,980              9,977             8,928
                                                      -------------------------------------   ----------------------------------

End of period                                                    5,403               23,455             16,661            13,982
                                                      =====================================   ==================================

                                                         The Dreyfus
                                                           Socially           Dreyfus
                                                          Responsible        Investment
                                                       Growth Fund, Inc.     Portfolios
                                                    -------------------------------------
                                                       Dreyfus Socially
                                                         Responsible         Dreyfus I.P.
                                                         Growth Fund        MidCap Stock
                                                          Subaccount         Subaccount
                                                    -------------------------------------
OPERATIONS

Net investment income (loss)                                        (188)            (335)

Net realized gain (loss) on sale of investments                   (1,049)             (86)

Change in unrealized appreciation (depreciation) of
 investments                                                      (2,190)           1,728
                                                      -----------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                           (3,427)           1,307
                                                      -----------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                7,247           51,129
Net transfer (to) from affiliate and subaccounts                   1,594           19,611
Payments for redemptions                                            (705)            (992)
                                                      -----------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                          8,136           69,748
                                                      -----------------------------------
Total increase (decrease) in contract owners' equity               4,709           71,055

CONTRACT OWNERS' EQUITY

Beginning of period                                               10,946           13,397
                                                      -----------------------------------

End of period                                                     15,655           84,452
                                                      ===================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                     Fidelity Variable Insurance Products
                                                    Fund                          Fidelity Variable Insurance Products Fund II
                                   ------------------------------------------------------------------------------------------------
                                   Fidelity VIP Equity                      Fidelity VIP II   Fidelity VIP II  Fidelity VIP II Index
                                         Income        Fidelity VIP Growth   Asset Manager       Contrafund           500
                                       Subaccount          Subaccount          Subaccount        Subaccount        Subaccount
                                   ------------------------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                    2,111                4,960              326            1,703                    (18)

Net realized gain (loss) on
 sale of investments                           (2,511)             (16,676)            (890)          (9,096)                (6,662)

Change in unrealized appreciation
 (depreciation) of investments                 (2,765)              (6,202)             151           (3,036)               (13,968)
                                   ------------------------------------------------------------------------------------------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                  (3,165)             (17,918)            (413)         (10,429)               (20,648)
                                   ------------------------------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                             6,760               11,996              736            7,004                 15,974
Net transfer (to) from affiliate
 and subaccounts                                7,682                1,654             (207)          (5,172)                 6,729
Payments for redemptions                       (4,509)              (6,721)            (702)          (5,537)               (10,543)
                                   ------------------------------------------------------------------------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                              9,933                6,929             (173)          (3,705)                12,160
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                        6,768              (10,989)            (586)         (14,134)                (8,488)

CONTRACT OWNERS' EQUITY

Beginning of period                            43,363               92,544            7,816           76,648                155,746
                                   ------------------------------------------------------------------------------------------------

End of period                                  50,131               81,555            7,230           62,514                147,258
                                   ================================================================================================

                                    Franklin Templeton  Invesco Variable
                                    Variable Insurance  Investment Funds,
                                     Products Trust          Inc.
                                    ------------------  -----------------
                                        Templeton
                                       Developing         Invesco VIF
                                    Markets Securities     Utilities
                                        Subaccount       Subaccount (a)
                                    ------------------  -----------------
OPERATIONS

Net investment income (loss)                         -              47

Net realized gain (loss) on
 sale of investments                                (1)           (323)

Change in unrealized appreciation
 (depreciation) of investments                      (2)           (154)
                                    ------------------  -----------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                       (3)           (430)
                                    ------------------  -----------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                                  2           5,405
Net transfer (to) from affiliate
 and subaccounts                                     -           1,915
Payments for redemptions                            (2)            (65)
                                    ------------------  -----------------

     Net increase (decrease) from
      contract owners' equity
      transactions                                   -           7,255
                                    ------------------  -----------------

Total increase (decrease) in
 contract owners' equity                            (3)          6,825

CONTRACT OWNERS' EQUITY

Beginning of period                                 33               -
                                    ------------------  -----------------

End of period                                       30           6,825
                                    ==================  =================

                                                                           Janus Aspen Series
                                    -----------------------------------------------------------------------------------------------
                                                                       Janus Aspen                   Janus Aspen
                                       Janus Aspen      Janus Aspen      Capital      Janus Aspen     Growth and     Janus Aspen
                                    Aggressive Growth     Balanced    Appreciation      Growth          Income    Worlddwide Growth
                                       Subaccount        Subaccount    Subaccount      Subaccount     Subaccount     Subaccount
                                    -----------------------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                   (1,359)        2,089             (9)        (2,689)          (198)            (2,445)

Net realized gain (loss) on
 sale of investments                          (53,957)       (1,697)          (138)       (24,674)         1,190                803

Change in unrealized appreciation
 (depreciation) of investments                 (3,877)      (10,970)          (446)       (45,271)       (15,755)           (69,116)

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                 (59,193)      (10,578)          (593)       (72,634)       (14,763)           (70,758)
                                    -----------------------------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                            15,276        16,805             80         16,023          1,741             25,115
Net transfer (to) from affiliate
 and subaccounts                              (14,797)       (3,392)            91        (24,635)        (9,913)           (32,891)
Payments for redemptions                       (6,650)      (12,492)          (102)       (14,613)        (3,892)           (16,475)
                                    -----------------------------------------------------------------------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                             (6,171)          921             69        (23,225)       (12,064)           (24,251)
                                    -----------------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                      (65,364)       (9,657)          (524)       (95,859)       (26,827)           (95,009)

CONTRACT OWNERS' EQUITY

Beginning of period                           147,061       171,038          2,567        285,497        101,356            307,150
                                    -----------------------------------------------------------------------------------------------

End of period
                                               81,697       161,381          2,043        189,638         74,529            212,141
                                    ===============================================================================================

See accompanying notes to financial statements

(a) For the period (commencement of operations): May 1, 2001 - December 31,
2001.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                            J.p. Morgan Series       Pilgrim Emerging    Pilgrim Natural
                                                 Trust II            Markets Fund, Inc.  Resources Trust
                                            ------------------       ------------------  ---------------
                                            J.P. Morgan Small          Pilgrim Emerging   Pilgrim Natural
                                                 Company             Markets Fund, Inc.  Resources Trust
                                                Subaccount               Subaccount         Subaccount
                                            ------------------       ------------------  ---------------
OPERATIONS

Net investment income (loss)                              (114)                   1,043              (13)

Net realized gain (loss) on
 sale of investments                                      (570)                  (3,380)            (211)

Change in unrealized appreciation
 (depreciation) of investments                             692                      989             (821)
                                            ------------------       ------------------  ---------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                                8                   (1,348)          (1,045)
                                            ------------------       ------------------  ---------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                                      2,799                      602              426
Net transfer (to) from affiliate
 and subaccounts                                         6,662                   (1,249)          (1,134)
Payments for redemptions                                  (419)                    (542)            (461)
                                            ------------------       ------------------  ---------------

     Net increase (decrease) from
      contract owners' equity
      transactions                                       9,042                   (1,189)          (1,169)
                                            ------------------       ------------------  ---------------

Total increase (decrease) in
 contract owners' equity                                 9,050                   (2,537)          (2,214)

CONTRACT OWNERS' EQUITY

Beginning of period                                      1,688                    7,704            5,551
                                            ------------------       ------------------  ---------------

End of period                                           10,738                    5,167            3,337
                                            ==================       ==================  ===============

                                            PIMCO Variable Insurance Trust
                                           ---------------------------------
                                           PIMCO Foreign         PIMCO Low
                                               Bond            Duration Bond
                                            Subaccount           Subaccount
                                           ---------------------------------
OPERATIONS

Net investment income (loss)                          12                  14

Net realized gain (loss) on
 sale of investments                                   2                   3

Change in unrealized appreciation
 (depreciation) of investments                        12                   2
                                           ---------------------------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                         26                  19
                                           ---------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                                    6                   2
Net transfer (to) from affiliate
 and subaccounts                                     (85)                (55)
Payments for redemptions                             (40)                (27)
                                           ---------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                                  (119)                (80)
                                           ---------------------------------

Total increase (decrease) in
 contract owners' equity                             (93)                (61)

CONTRACT OWNERS' EQUITY

Beginning of period                                  481                 339
                                           ---------------------------------

End of period                                        388                 278
                                           =================================

                                                           Scudder Variable  Series I
                                     -----------------------------------------------------------------
                                      Scudder 21st                     Scudder Capital  Scudder Global
                                     Century Growth    Scudder  Bond       Growth         Discovery
                                       Subaccount       Subaccount       Subaccount       Subaccount
                                     -----------------------------------------------------------------
OPERATIONS

Net investment income (loss)                 (180)             119            3,153              107

Net realized gain (loss) on
 sale of investments                         (433)             104           (1,068)              61

Change in unrealized appreciation
 (depreciation) of investments               (837)             (23)          (8,582)         (15,681)
                                     -----------------------------------------------------------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations              (1,450)             200           (6,497)         (15,513)
                                     -----------------------------------------------------------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                        17,085            4,004           22,254           32,278
Net transfer (to) from affiliate
 and subaccounts                            6,570            8,667            3,615           10,335
Payments for redemptions                     (298)            (753)          (1,284)          (2,017)
                                     -----------------------------------------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                         23,357           11,918           24,585           40,596
                                     -----------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                   21,907           12,118           18,088           25,083

CONTRACT OWNERS' EQUITY

Beginning of period                         4,161            1,340           27,244           49,508
                                     -----------------------------------------------------------------

End of period                              26,068           13,458           45,332           74,591
                                     =================================================================

                                                         Scudder Variable  Series I
                                     ---------------------------------------------------------------
                                     Scudder Growth   Scudder Health      Scudder      Scudder Money
                                       and Income        Sciences      International       Market
                                       Subaccount     Subaccount(b)      Subaccount      Subaccount
                                     ---------------------------------------------------------------
OPERATIONS

Net investment income (loss)                    513              (25)         10,843               3

Net realized gain (loss) on
 sale of investments                         (1,026)              (4)        (26,888)              -

Change in unrealized appreciation
 (depreciation) of investments               (2,976)           1,606          (2,774)              -
                                     ---------------------------------------------------------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                (3,489)           1,577         (18,819)              3
                                     ---------------------------------------------------------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                          18,888           32,945          39,682               9
Net transfer (to) from affiliate
 and subaccounts                              5,061           10,307           5,342             (48)
Payments for redemptions                       (912)            (286)         (2,621)            (22)
                                     ---------------------------------------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                           23,037           42,966          42,403             (61)
                                     ---------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                     19,548           44,543          23,584             (58)

CONTRACT OWNERS' EQUITY

Beginning of period                          24,081                -          58,687             123
                                     ---------------------------------------------------------------

End of period                                43,629           44,543          82,271              65
                                     ===============================================================

See accompanying notes to financial statements
(b) For the period (commencement of operations): May 1, 2001 - December 31,
2001.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                 Scudder Variable Series II
                                          -------------------------------------------------------------------------
                                                Scudder                               Scudder        Scudder Global
                                           Aggressive Growth  Scudder Blue Chip   Contrarian Value     Blue Chip
                                              Subaccount         Subaccount          Subaccount        Subaccount
                                          -------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                            (142)              (768)               226              117

Net realized gain (loss) on sale
 of investments                                       (1,231)              (394)            (3,562)             (87)

Change in unrealized appreciation
 (depreciation) of investments                        (5,518)           (11,570)             3,923           (2,222)
                                          -------------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                       (6,891)           (12,732)               587           (2,192)
                                          -------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                   19,927             41,555             34,423           13,651
Net transfer (to) from affiliate and
 subaccounts                                           3,534             11,326             15,252            1,631
Payments for redemptions                              (1,298)            (5,360)            (9,600)            (516)
                                          -------------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                     22,163             47,521             40,075           14,766
                                          -------------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                       15,272             34,789             40,662           12,574

CONTRACT OWNERS' EQUITY

Beginning of period                                   24,812             62,373             88,013           10,292
                                          -------------------------------------------------------------------------

End of period                                         40,084             97,162            128,675           22,866
                                          =========================================================================

                                                               Scudder Variable Series II
                                           -----------------------------------------------------------------
                                            Scudder
                                           Government                                        Scudder Horizon
                                           Securities   Scudder Growth   Scudder High Yield        10+
                                           Subaccount     Subaccount         Subaccount         Subaccount
                                           -----------------------------------------------------------------
OPERATIONS

Net investment income (loss)                    2,428           27,435               18,836            1,121

Net realized gain (loss) on sale
 of investments                                 2,369          (42,881)             (28,541)          (2,021)

Change in unrealized appreciation
 (depreciation) of investments                  1,063          (82,605)              13,300              722
                                           -----------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                 5,860          (98,051)               3,595             (178)
                                           -----------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                            68,231           33,092               29,931              483
Net transfer (to) from affiliate and
 subaccounts                                   27,492          (12,697)               9,089          (13,207)
Payments for redemptions                      (11,615)         (44,679)             (26,200)            (454)
                                           -----------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions              84,108          (24,284)              12,820          (13,178)
                                           -----------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                89,968         (122,335)              16,415          (13,356)

CONTRACT OWNERS' EQUITY

Beginning of period                            70,681          424,289              173,118           13,356
                                           -----------------------------------------------------------------

End of period                                 160,649          301,954              189,533                -
                                           =================================================================

                                                                    Scudder Variable Series II
                                           ----------------------------------------------------------------------------
                                                                                  Scudder      Scudder
                                           Scudder Horizon                     International  Investment  Scudder Money
                                                 20+        Scudder Horizon 5    Research     Grade Bond      Market
                                             Subaccount        Subaccount       Subaccount    Subaccount    Subaccount
                                           ----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                           559                420         13,366         902          5,627

Net realized gain (loss) on sale
 of investments                                     (1,456)              (617)       (26,243)        420              -

Change in unrealized appreciation
 (depreciation) of investments                         623                166        (13,717)       (239)             -
                                           ----------------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                       (274)               (31)       (26,594)      1,083          5,627
                                           ----------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                    367                232          9,594      28,647        467,417
Net transfer (to) from affiliate and
 subaccounts                                        (8,018)            (7,140)        (5,250)     15,137       (113,554)
Payments for redemptions                              (398)              (498)       (11,880)     (4,263)       (96,321)
                                           ----------------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                   (8,049)            (7,406)        (7,536)     39,521        257,542
                                           ----------------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                     (8,323)            (7,437)       (34,130)     40,604        263,169

CONTRACT OWNERS' EQUITY

Beginning of period                                  8,323              7,437        107,298      24,478        144,344
                                           ----------------------------------------------------------------------------

End of period                                            -                  -         73,168      65,082        407,513
                                           ============================================================================

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                     Scudder Variable Series II
                                           ------------------------------------------------------------------------------
                                                                                                                 Scudder
                                            Scudder New   Scudder Small   Scudder Small   Scudder Strategic    Technology
                                               Europe       Cap Growth      Cap Value           Income           Growth
                                             Subaccount     Subaccount     Subaccount         Subaccount       Subaccount
                                           ------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                        (39)         19,821            (687)                (69)       (2,251)

Net realized gain (loss) on sale
 of investments                                  (1,407)        (32,119)            897                 248        (1,442)

Change in unrealized appreciation
 (depreciation) of investments                   (1,282)        (43,474)         10,183                  25       (60,716)
                                           ------------------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                  (2,728)        (55,772)         10,393                 204       (64,409)
                                           ------------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                              10,800          39,205          45,871               6,159        70,793
Net transfer (to) from affiliate and
 subaccounts                                      4,252          (1,696)         29,421               2,441       117,727
Payments for redemptions                           (344)        (14,122)         (4,126)               (519)       (4,359)
                                           ------------------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                14,708          23,387          71,166               8,081       184,161
                                           ------------------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                  11,980         (32,385)         81,559               8,285       119,752

CONTRACT OWNERS' EQUITY

Beginning of period                               3,742         184,920          32,322               3,214        97,837
                                           ------------------------------------------------------------------------------

End of period                                    15,722         152,535         113,881              11,499       217,589
                                           ==============================================================================

                                                                  Scudder Variable Series II
                                            ---------------------------------------------------------------------
                                            Scudder Total       SVS Dreman       SVS Dreman High    SVS Dynamic
                                               Return       Financial Services    Return Equity        Growth
                                             Subaccount         Subaccount           Subaccount     Subaccount(c)
                                            ---------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                       31,911                  (97)             (907)             (29)

Net realized gain (loss) on sale
 of investments                                   (11,356)                 749               228             (158)

Change in unrealized appreciation
 (depreciation) of investments                    (65,762)              (1,843)              928            1,128
                                            ---------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                   (45,207)              (1,191)              249              941
                                            ---------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                55,750               29,969           167,852           15,136
Net transfer (to) from affiliate and
 subaccounts                                       24,024                6,846            54,385            3,698
Payments for redemptions                          (71,022)              (1,177)           (5,557)            (109)
                                            ---------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                   8,752               35,638           216,680           18,725
                                            ---------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                   (36,455)              34,447           216,929           19,666

CONTRACT OWNERS' EQUITY

Beginning of period                               603,435               17,183            63,520                -
                                            ---------------------------------------------------------------------

End of period                                     566,980               51,630           280,449           19,666
                                            =====================================================================

                                                                 Scudder Variable Series II
                                            ------------------------------------------------------------------
                                            SVS Focus Value      SVS Focused    SVS Growth and     SVS Growth
                                               + Growth       Large Cap Growth      Income       Opportunities
                                              Subaccount         Subaccount       Subaccount       Subaccount
                                            ------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                          2,443               (160)           (565)           (981)

Net realized gain (loss) on sale
 of investments                                      (1,975)              (458)           (344)           (932)

Change in unrealized appreciation
 (depreciation) of investments                       (7,822)            (1,113)         (5,511)        (16,177)
                                            ------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                      (7,354)            (1,731)         (6,420)        (18,090)
                                            ------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                  16,182             25,144          63,069          52,213
Net transfer (to) from affiliate and
 subaccounts                                          3,645              7,756          16,830          14,805
Payments for redemptions                             (4,088)              (470)         (1,914)         (1,711)
                                            ------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                    15,739             32,430          77,985          65,307
                                            ------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                       8,385             30,699          71,565          47,217

CONTRACT OWNERS' EQUITY

Beginning of period                                  43,425              7,199          34,203          46,795
                                            ------------------------------------------------------------------

End of period                                        51,810             37,898         105,768          94,012
                                            ==================================================================

See accompanying notes to financial statements
(c) For the period (commencement of operations): May 1, 2001 - December 31,
2001.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                        Scudder Variable Series II
                                              ------------------------------------------------------------------
                                                               SVS Mid Cap     SVS Strategic       SVS Venture
                                              SVS Index 500       Growth           Equity             Value
                                                Subaccount     Subaccount(d)    Subaccount(d)      Subaccount(d)
                                              ------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                           (482)              38               (3)              (108)

Net realized gain (loss) on sale
 of investments                                      (3,794)             (38)            (225)              (308)

Change in unrealized appreciation
(depreciation) of investments                        (3,696)           1,469              601              2,396
                                              ------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                      (7,972)           1,469              373              1,980
                                            --------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                  90,220           28,315           26,789             61,824
Net transfer (to) from affiliate and
 subaccounts                                         22,650           11,033            8,370             24,054
Payments for redemptions                             (2,430)            (152)             (90)              (400)
                                              ------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                   110,440           39,196           35,069             85,478
                                              ------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                     102,468           40,665           35,442             87,458

CONTRACT OWNERS' EQUITY

Beginning of period                                  42,884                -                -                  -
                                              ------------------------------------------------------------------

End of period                                       145,352           40,665           35,442             87,458
                                              ==================================================================

See accompanying notes to financial statements
(d) For the period (commencement of operations): May 1, 2001 to December 31,
2001.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

KILICO Variable Annuity Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly owned subsidiary of Zurich Group Holding ("ZGH") and an indirect wholly-owned subsidiary of Zurich Financial Services ("ZFS"), both of which are Swiss holding companies.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from KILICO's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business KILICO may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as "Contracts") for Kemper Advantage III periodic and flexible payment variable annuity contracts ("Kemper Advantage III"), Scudder Passport individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Passport"), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Destinations"), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts ("Farmers Variable Annuity I"), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred"), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred Plus"), Scudder ZS4 individual and group variable and market value adjusted deferred annuity contracts ("Scudder ZS4") and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts ("Zurich Archway"). The Separate Account is divided into a total of sixty-four subaccounts with various subaccount options available to contract owners depending upon their respective Contracts.

The Kemper Advantage III contracts have thirty-four subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the ING VP Emerging Markets Fund, Inc., the ING VP Natural Resources Trust, the Scudder Variable Series I, and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Scudder Passport contracts have thirteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Scudder Variable Series II, an open-end diversified management investment company.

The Scudder Destinations contracts have forty-two subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the INVESCO Variable Investment Funds, Inc., the Janus Aspen Series, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Farmers Variable Annuity I contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Zurich Preferred contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Zurich Preferred Plus contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Scudder ZS4 contracts have forty subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the INVESCO Variable Investment Funds, Inc., the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Zurich Archway contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Scudder New Europe fund was closed by the investment manager of the Scudder Variable Series II effective November 1, 2002. All monies not reallocated by contract owners by this date were transferred to Scudder International Select Equity subaccount.

Deutsche Asset Management, formerly Zurich Scudder Investments, Inc. ("ZSI"), formally an affiliated company, is the investment manager of the Scudder Variable Series I and the Scudder Variable Series II series of funds. On April 8, 2002, ZFS announced the completion of the sale of ZSI to Deutsche Bank ("DB"). DB acquired 100% of ZSI, with the exception of ZSI's UK operations, Threadneedle Investments.

See respective contract Prospectus of each product for further description and benefits.

(2) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The investments are stated at current market value, which is based on the closing net asset value at December 31, 2002.

SECURITY TRANSACTIONS

Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income, which includes capital gain distributions, is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out (FIFO) cost basis.

ACCUMULATION UNIT VALUATION

On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

FEDERAL INCOME TAXES

The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account affect liabilities under the contract and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

NET TRANSFERS (TO) FROM AFFILIATE OR SUBACCOUNTS

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners' interest to or from another eligible subaccount or to the general account of KILICO.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of revenues, expenses, assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. Actual results could differ from these estimates.

ANNUITY PAYOUTS

Net assets allocated to contracts in the annuity payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 2.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 2.5 percent to 7.75 percent, as regulated by the laws of respective states. The mortality risk is fully born by Kemper Investors Life Insurance Company and may result in additional amounts being transferred into the variable annuity account by Kemper Investors Life Insurance Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

(3) PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002, are as follows (in thousands):

                                                                            PURCHASES        SALES
                                                                           ---------------------------
THE ALGER AMERICAN FUND:
Alger American Balanced Subaccount .....................................   $     7,843    $     6,120
Alger American Growth Subaccount .......................................        17,176         11,254
Alger American Leveraged AllCap Subaccount .............................        20,969         10,751
Alger American MidCap Growth Subaccount ................................         3,164          2,647
Alger American Small Capitalization Subaccount .........................        18,123         17,543

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
American Century VP Income & Growth Subaccount .........................         5,584          4,552
American Century VP Value Subaccount ...................................        19,255         17,548

CREDIT SUISSE TRUST:
Credit Suisse Trust Emerging Markets Subaccount ........................        11,009          7,883
Credit Suisse Trust Global Post-Venture Capital Subaccount .............         5,829          2,234

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:
Dreyfus Socially Responsible Growth Subaccount .........................         6,972          3,953

DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus I.P. Mid Cap Stock Subaccount ..................................         9,873          8,415

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Equity Income Subaccount ..................................        31,377         25,962
Fidelity VIP Growth Subaccount .........................................        61,253         39,860

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
Fidelity VIP II Asset Manager Subaccount ...............................         6,156          5,141
Fidelity VIP II Contrafund Subaccount ..................................        41,978         35,432
Fidelity VIP II Index 500 Subaccount ...................................       113,837         93,016

                                                                            PURCHASES        SALES
                                                                           --------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Templeton Developing Markets Securities Subaccount .....................   $         2    $         1

ING VP EMERGING MARKETS FUND, INC.:
ING VP Emerging Markets Subaccount .....................................         6,197          4,915

ING VP NATURAL RESOURCES TRUST:
ING VP Natural Resources Trust Subaccount ..............................         3,363          3,127

INVESCO VARIABLE INVESTMENT FUNDS, INC.:
INVESCO VIF-Utilities Subaccount .......................................         3,657          3,053

JANUS ASPEN SERIES:
Janus Aspen Aggressive Growth Subaccount ...............................        86,979         41,782
Janus Aspen Balanced Subaccount ........................................       102,415         92,138
Janus Aspen Capital Appreciation Subaccount ............................           877            496
Janus Aspen Growth Subaccount ..........................................       150,540         91,884
Janus Aspen Growth and Income Subaccount ...............................        21,768         18,477
Janus Aspen Worldwide Growth Subaccount ................................       222,616        181,679

J.P. MORGAN SERIES TRUST II:
J.P. Morgan Small Company Subaccount ...................................        14,891         13,128

PIMCO VARIABLE INSURANCE TRUST:
PIMCO Foreign Bond Subaccount ..........................................           200            210
PIMCO Low Duration Subaccount ..........................................            78             81

SCUDDER VARIABLE SERIES I:
Scudder 21st Century Growth Subaccount .................................         6,446          3,441
Scudder Bond Subaccount ................................................        10,624         10,482
Scudder Capital Growth Subaccount ......................................        10,180          5,314
Scudder Global Discovery Subaccount ....................................        11,471          6,765
Scudder Growth and Income Subaccount ...................................        18,418         13,916
Scudder Health Sciences Subaccount .....................................         8,204          6,714
Scudder International Subaccount .......................................     1,007,646        995,664
Scudder Money Market Subaccount ........................................            71             71

SCUDDER VARIABLE SERIES II:
Scudder Aggressive Growth Subaccount ...................................        21,273         12,335
Scudder Blue Chip Subaccount ...........................................        18,804         13,909
Scudder Contrarian Value Subaccount ....................................        48,349         43,035
Scudder Global Blue Chip Subaccount ....................................         8,144          6,250
Scudder Government Securities Subaccount ...............................        63,702         66,252
Scudder Growth Subaccount ..............................................       222,481        136,500
Scudder High Income Subaccount .........................................       150,004        122,349
Scudder International Select Equity Subaccount .........................        65,337         43,201
Scudder Investment Grade Bond Subaccount ...............................        16,885         17,355
Scudder Money Market Subaccount ........................................     1,461,545      1,461,545
Scudder New Europe Subaccount ..........................................        26,488         20,363
Scudder Small Cap Growth Subaccount ....................................       142,790         88,361
Scudder Strategic Income Subaccount ....................................        10,266         10,647
Scudder Technology Growth Subaccount ...................................        45,302         17,056
Scudder Total Return Subaccount ........................................       360,083        292,706

                                                                            PURCHASES        SALES
                                                                           -----------    -----------
SCUDDER VARIABLE SERIES II (CONTINUED):
SVS Davis Venture Value Subaccount .....................................   $    15,517    $    13,179
SVS Dreman Financial Services Subaccount ...............................         8,327          8,906
SVS Dreman High Return Equity Subaccount ...............................        23,318         21,571
SVS Dreman Small Cap Value Subaccount ..................................        40,981         44,031
SVS Eagle Focused Large Cap Growth Subaccount ..........................         8,461          5,059
SVS Focus Value + Growth Subaccount ....................................        21,348         14,150
SVS Index 500 Subaccount ...............................................        42,312         30,985
SVS INVESCO Dynamic Growth Subaccount ..................................         7,280          6,096
SVS Janus Growth and Income Subaccount .................................        15,832         10,575
SVS Janus Growth Opportunities Subaccount ..............................        13,114          6,233
SVS Oak Strategic Equity Subaccount ....................................        13,714         10,272
SVS Turner Mid-Cap Growth Subaccount ...................................         9,190          6,955

(4) EXPENSES AND RELATED PARTY TRANSACTIONS

KILICO assumes mortality risks associated with the annuity contracts as benefits paid to the contract owner or beneficiary may exceed contract value. KILICO also incurs all expenses involving administration and maintenance of the contracts, which may exceed charges assessed. In return, KILICO assesses that portion of each subaccount representing assets under the following contracts with a daily asset charge for mortality and expense risk and administrative costs:

Kemper Advantage III flexible payment contracts an aggregate of one percent (1.00%) per annum.

Kemper Advantage III periodic payment contracts an aggregate of one and three-tenths percent (1.30%) per annum.

Scudder Passport contracts an aggregate of one and one-quarter percent (1.25%) per annum.

Scudder Destinations contracts an aggregate of one and four-tenths percent (1.40%) per annum.

Farmers Variable Annuity I contracts an aggregate of one and four-tenths percent (1.40%) per annum.

Zurich Preferred contracts an aggregate of one and one-quarter percent (1.25%) per annum.

Zurich Preferred Plus contracts an aggregate of one and one-half percent (1.50%) per annum.

Scudder ZS4 contracts an aggregate of one and seven-tenths percent (1.70%) per annum.

Zurich Archway contracts an aggregate of one and seven-tenths percent (1.70%) per annum.

The Scudder Passport and Scudder Destinations contracts offer the dollar cost averaging (DCA) program through the Money Market Subaccount and have no daily asset charge deduction.

KILICO also assesses each Kemper Advantage III contract participating in one or more of the subaccounts at any time during the year a records maintenance charge. For contracts purchased prior to June 1, 1993, the charge is $25 and is assessed on December 31st of each calendar year. For contracts purchased June 1, 1993 and subsequent, the charge is a maximum of $36 per year and is assessed ratably every quarter of each calendar year, except in those states which have yet to approve these contract charges. The charge is assessed whether or not any purchase payments have been made during the year. KILICO also assesses against each Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Scudder ZS4 and Zurich Archway contract participating in one or more of the subaccounts a records maintenance charge of $30, generally taken at the end of each contract year. KILICO assesses each Zurich Preferred and Zurich Preferred Plus contract participating in one or more of the subaccounts a records maintenance charge of $7.50 quarterly for contracts with contract value under $25,000 and $3.75 quarterly for contracts with contract value between $25,000 and $50,000. The records maintenance charge for Kemper Advantage III, Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Zurich Preferred, Zurich Preferred Plus, Scudder ZS4 and Zurich Archway contracts are waived for all individual contracts whose investment value exceeds $50,000 on the date of assessment.

For contracts issued prior to May 1, 1994, KILICO has undertaken to reimburse each of the Kemper Advantage III contract owners participating in the Scudder Money Market, Scudder Total Return, Scudder High Yield and Scudder Growth Subaccounts, whose direct and indirect operating expenses exceed eighty hundredths of one percent (.80%) of average daily net assets. During the year ended December 31, 2002, no such payment was required.

KILICO assesses an annual charge for the Guaranteed Retirement Income Benefit ("GRIB") option, related to the Scudder Destinations and Farmers Variable Annuity I contracts. GRIB guarantees the minimum benefit value that will be applied to purchase an annuity option. The annual charge of .25% of contract value, if taken, will be deducted pro rata from each invested subaccount quarterly.

Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to KILICO.

Investors Brokerage Services, Inc. and PMG Securities, Inc., wholly-owned subsidiaries of KILICO, are the principal underwriters for the Separate Account.

(5) CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2002 were as follows (in thousands):

                                                                                                  NET INCREASE
                                                                UNITS ISSUED    UNITS REDEEMED     (DECREASE)
                                                               --------------   --------------   --------------
THE ALGER AMERICAN FUND:
Alger American Balanced Subaccount                                      8,101            6,141            1,960
Alger American Growth Subaccount                                          252              230               22
Alger American Leveraged AllCap Subaccount                              5,885            5,717              168
Alger American MidCap Growth Subaccount                                   355              145              210
Alger American Small Capitalization Subaccount                          1,207            1,152               55

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
American Century VP Income & Growth Subaccount                          3,313            1,248            2,065
American Century VP Value Subaccount                                    3,896            3,325              571

CREDIT SUISSE TRUST:
Credit Suisse Trust Emerging Markets Subaccount                         3,173            2,529              644
Credit Suisse Trust Global Post-Venture Capital Subaccount              1,494            1,090              404

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC:
Dreyfus Socially Responsible Growth Subaccount                          1,052              941              111

DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus I.P. Mid Cap Stock Subaccount                                   9,897            7,000            2,897

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Equity Income Subaccount                                     930              744              186
Fidelity VIP Growth Subaccount                                            630              673              (43)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
Fidelity VIP II Asset Manager Subaccount                                  102              133              (31)
Fidelity VIP II Contrafund Subaccount                                     885              959              (74)
Fidelity VIP II Index 500 Subaccount                                      345              492             (147)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Templeton Developing Markets Securities Subaccount                          1                1                0

ING VP EMERGING MARKETS FUND, INC.:
ING VP Emerging Markets Subaccount                                        611              517               94

ING VP NATURAL RESOURCES TRUST:
ING VP Natural Resources Trust Subaccount                                 119              134              (15)

INVESCO VARIABLE INVESTMENT FUNDS, INC.:
INVESCO VIF-Utilities Subaccount                                        3,431            2,797              634

                                                                                                  NET INCREASE
                                                                UNITS ISSUED    UNITS REDEEMED     (DECREASE)
                                                               --------------   --------------   --------------
JANUS ASPEN SERIES:
Janus Aspen Aggressive Growth Subaccount                                1,452            1,536              (84)
Janus Aspen Balanced Subaccount                                         1,558            1,828             (270)
Janus Aspen Capital Appreciation Subaccount                               389              438              (49)
Janus Aspen Growth Subaccount                                           3,899            6,593           (2,694)
Janus Aspen Growth and Income Subaccount                                1,719            2,983           (1,264)
Janus Aspen Worldwide Growth Subaccount                                 2,958            3,921             (963)

J.P. MORGAN SERIES TRUST II:
J.P. Morgan Small Company Subaccount                                    1,358            1,361               (3)

PIMCO VARIABLE INSURANCE TRUST:
PIMCO Foreign Bond Subaccount                                              85              102              (17)
PIMCO Low Duration Subaccount                                              43               48               (5)

SCUDDER VARIABLE SERIES I:
Scudder  21st Century Growth Subaccount                                 6,334            4,741            1,593
Scudder Bond Subaccount                                                 2,094            1,714              380
Scudder Capital Growth Subaccount                                       3,382            2,693              689
Scudder Global Discovery Subaccount                                     4,749            4,168              581
Scudder Growth and Income Subaccount                                    4,972            4,320              652
Scudder Health Sciences Subaccount                                      6,424            4,414            2,010
Scudder International Subaccount                                      140,500          138,139            2,361
Scudder Money Market Subaccount                                             4                7               (3)

SCUDDER VARIABLE SERIES II:
Scudder Aggressive Growth Subaccount                                    3,397            3,326               71
Scudder Blue Chip Subaccount                                            8,421            9,032             (611)
Scudder Contrarian Value Subaccount                                    13,582           17,038           (3,456)
Scudder Global Blue Chip Subaccount                                     2,641            2,176              465
Scudder Government Securities Subaccount                               38,240           29,363            8,877
Scudder Growth Subaccount                                               8,300           19,296          (10,996)
Scudder High Income Subaccount                                         27,915           32,435           (4,520)
Scudder International Select Equity Subaccount                         15,466           18,269           (2,803)
Scudder Investment Grade Bond Subaccount                               14,398           12,146            2,252
Scudder Money Market Subaccount                                     1,059,200        1,133,637          (74,437)
Scudder New Europe Subaccount                                           3,192            5,583           (2,391)
Scudder Small Cap Growth Subaccount                                    49,142           53,749           (4,607)
Scudder Strategic Income Subaccount                                     3,920            3,094              826
Scudder Technology Growth Subaccount                                   15,587           13,042            2,545
Scudder Total Return Subaccount                                        10,317           26,363          (16,046)
SVS Davis Venture Value Subaccount                                     16,239           11,039            5,200
SVS Dreman Financial Services Subaccount                                4,811            3,805            1,006
SVS Dreman High Return Equity Subaccount                               30,845           21,435            9,410
SVS Dreman Small Cap Value Subaccount                                  39,866           29,945            9,921
SVS Eagle Focused Large Cap Growth Subaccount                           5,982            3,933            2,049
SVS Focus Value + Growth Subaccount                                     5,198            7,614           (2,416)
SVS Index 500 Subaccount                                               26,664           21,122            5,542
SVS INVESCO Dynamic Growth Subaccount                                   3,274            2,456              818
SVS Janus Growth and Income Subaccount                                 15,764           12,010            3,754
SVS Janus Growth Opportunities Subaccount                              12,792           10,114            2,678
SVS Oak Strategic Equity Subaccount                                     8,384            6,072            2,312
SVS Turner Mid-Cap Growth Subaccount                                    8,766            5,468            3,298

(6) UNIT VALUES AND FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts, net investment income ratios and the expense ratios, excluding expenses of the underlying funds, for each of the two years in the period ended December 31, 2002, follows.

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)   LOWEST  HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
THE ALGER AMERICAN FUND:
Alger American Balanced Subaccount:
2002                                              10,165 $  8.857 $  9.684 $  90,036       1.78%    1.40%    2.05%   -5.43%   -0.08%
2001                                               8,205   10.240   10.240    84,021       1.99%    1.40%    1.40%   -3.29%   -3.29%
Alger American Growth Subaccount:
2002                                                 445    8.649   34.560    15,059       0.04%    1.00%    3.00%  -33.66%   -7.97%
2001                                                 423   40.912   52.093    21,732      14.04%    1.00%    3.00%  -12.95%   13.13%
Alger American Leveraged AllCap Subaccount:
2002                                               9,225    5.281    8.763    48,717       0.01%    1.40%    2.05%  -34.82%   -4.68%
2001                                               9,057    8.103    8.103    73,387       3.24%    1.40%    1.40%  -17.09%  -17.09%
Alger American MidCap Growth Subaccount
2002                                                 383    9.079   19.771     7,526        N/A     1.00%    3.00%  -30.24%   -1.39%
2001                                                 173   28.092   28.342     4,678      33.96%    1.00%    3.00%   -8.01%   -4.13%
Alger American Small Capitalization Subaccount
2002                                                 174    9.454   23.018     3,316        N/A     1.00%    3.00%  -26.96%    2.53%
2001                                                 119   16.250   31.513     3,635       0.05%    1.00%    3.00%  -30.78%  -13.54%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
American Century VP Income & Growth Subaccount
2002                                               2,918    4.947    9.514    14,727       0.53%    1.00%    3.00%  -20.99%    1.88%
2001                                                 853    6.323    6.395     5,410       0.83%    1.00%    3.00%   -9.82%   -8.37%
American Century VP Value Subaccount
2002                                               3,642    6.224    9.636    23,981       6.91%    1.00%    3.00%  -14.55%    1.63%
2001                                               3,071    7.350    7.723    23,380       0.53%    1.00%    3.00%    7.38%   11.70%

CREDIT SUISSE TRUST:
Credit Suisse Trust Emerging Markets Subaccount
2002                                               2,581    7.203    8.660    19,348       0.23%    1.00%    3.00%  -13.34%   -4.47%
2001                                               1,937    8.326    8.611    16,663        N/A     1.00%    3.00%  -11.37%  -10.51%
Credit Suisse Trust Global Post-Venture Capital
 Subaccount
2002                                               1,990    5.725    8.299    11,395        N/A     1.40%    2.05%  -35.07%   -8.69%
2001                                               1,586    8.818    8.818    13,982        N/A     1.40%    1.40%  -29.62%  -29.62%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,
 INC.:
Dreyfus Socially Responsible Growth Subaccount
2002                                               1,731    5.299   19.078    11,679       0.23%    1.00%    3.00%  -29.93%  -29.65%
2001                                               1,620    7.563   27.119    15,699       0.07%    1.00%    3.00%  -23.91%  -16.84%

DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus I.P. Mid Cap Stock Subaccount
2002                                              10,438    9.522    9.664   100,874       0.33%    1.40%    2.05%  -13.70%    1.58%
2001                                               7,541   11.199   11.199    84,453       0.27%    1.40%    1.40%   -4.60%   -4.60%

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Equity Income Subaccount
2002                                               1,845 $  9.334 $ 25.609 $  44,934       4.04%    1.00%    3.00%  -17.77%    0.96%
2001                                               1,659   22.475   31.143    50,216       5.91%    1.00%    3.00%   -6.46%   -5.90%
Fidelity VIP Growth Subaccount
2002                                               1,600    9.210   35.347    53,797       0.25%    1.00%    3.00%  -30.80%    0.59%
2001                                               1,643   33.204   51.078    81,527       6.97%    1.00%    3.00%  -19.03%  -13.14%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
Fidelity VIP II Asset Manager Subaccount
2002                                                 292   19.957   20.546     5,884       4.03%    1.00%    2.80%  -10.56%   -9.63%
2001                                                 323   22.326   22.736     7,226       5.70%    1.00%    2.80%   -5.40%   -5.05%
Fidelity VIP II Contrafund Subaccount
2002                                               2,401    9.558   23.079    54,054       0.85%    1.00%    3.00%  -10.25%    0.22%
2001                                               2,475   19.897   25.714    62,588       3.63%    1.00%    3.00%  -13.68%   -5.32%
Fidelity VIP II Index 500 Subaccount
2002                                                 940    9.460  106.090    97,664       1.24%    1.00%    3.00%  -23.02%    1.56%
2001                                               1,087  127.922   137.84   146,877       1.10%    1.00%    3.00%  -13.75%   -9.67%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST:
Templeton Developing Markets Securities
 Subaccount
2002                                                   3    8.725    8.725        29        N/A     1.40%    1.40%   -1.53%   -1.53%
2001                                                   3    8.860    8.860        30        N/A     1.40%    1.40%  -12.68%  -12.68%

ING VP EMERGING MARKETS FUND, INC.:
ING VP Emerging Markets Fund Subaccount
2002                                                 807    4.635    6.628     5,236        N/A     1.00%    2.80%  -11.15%  -10.23%
2001                                                 713    7.247    7.384     5,432      21.69%    1.00%    2.80%  -11.67%  -11.31%

ING VP NATURAL RESOURCES TRUST:
ING VP  Natural Resources Trust Subaccount
2002                                                 242   12.422   12.826     3,033       0.19%    1.00%    2.80%   -4.06%   -3.07%
2001                                                 257   12.958   13.232     3,252        N/A     1.00%    2.80%  -17.13%  -16.77%

INVESCO VARIABLE INVESTMENT FUNDS, INC.:
INVESCO VIF-Utilities Subaccount
2002                                               1,638    5.340    9.919     8,747       0.59%    1.40%    2.05%  -21.42%    4.21%
2001                                               1,004    6.796    6.796     6,825       0.92%    1.40%    1.40%  -32.30%  -32.30%

JANUS ASPEN SERIES:
Janus Aspen Aggressive Growth Subaccount
2002                                               3,312    9.491   17.494    56,666        N/A     1.00%    3.00%  -28.65%    1.24%
2001                                               3,396   21.725   24.518    81,659        N/A     1.00%    3.00%  -40.63%  -23.00%
Janus Aspen Balanced Subaccount
2002                                               5,660    9.836   25.699   141,809       2.44%    1.00%    3.00%   -7.37%    0.33%
2001                                               5,930   22.896   27.744   161,184       2.59%    1.00%    3.00%   -6.17%   -4.07%

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
JANUS ASPEN SERIES (CONTINUED):
Janus Aspen Capital Appreciation Subaccount
2002                                                 193 $  7.035 $  7.035 $   1,356       0.59%    1.40%    1.40%  -16.84%  -16.84%
2001                                                 242    8.459    8.459     2,043       1.17%    1.40%    1.40%  -23.67%  -23.67%
Janus Aspen Growth Subaccount
2002                                               9,555    7.687   17.102   110,021        N/A     1.00%    3.00%  -27.24%  -16.12%
2001                                              12,249   10.607   23.504   189,564       0.25%    1.00%    3.00%  -26.05%  -21.32%
Janus Aspen Growth and Income Subaccount
2002                                               3,720   11.570   11.570    43,040       0.77%    1.40%    1.40%  -22.62%  -22.62%
2001                                               4,984   14.953   14.953    74,529       1.32%    1.40%    1.40%  -14.57%  -14.57%
Janus Aspen Worldwide Growth Subaccount
2002                                               5,892    8.991   23.259   134,031       0.86%    1.00%    3.00%  -26.24%   -3.80%
2001                                               6,855   28.344   31.533   212,598       0.45%    1.00%    3.00%  -23.77%  -16.33%

J.P. MORGAN SERIES TRUST II:
J.P. Morgan Small Company Subaccount
2002                                                 800    9.176   10.538     8,265       0.24%    1.00%    3.00%  -22.43%    0.82%
2001                                                 803   12.972   13.584    10,764       0.03%    1.00%    3.00%   -9.54%   -3.47%

PIMCO VARIABLE INSURANCE TRUST:
PIMCO Foreign Bond Subaccount
2002                                                  18   11.841   11.841       210       4.34%    1.40%    1.40%    6.68%    6.68%
2001                                                  35   11.099   11.099       389       4.37%    1.40%    1.40%    6.77%    6.77%
PIMCO Low Duration Subaccount
2002                                                  19   11.998   11.998       231       3.94%    1.40%    1.40%    5.57%    5.57%
2001                                                  24   11.366   11.366       278       6.16%    1.40%    1.40%    6.73%    6.73%

SCUDDER VARIABLE SERIES I:
Scudder 21st Century Growth Subaccount
2002                                               5,790    3.598    9.232    20,833        N/A     1.40%    2.05%  -42.07%   -1.78%
2001                                               4,197    6.211    6.211    26,068        N/A     1.40%    1.40%  -24.15%  -24.15%
Scudder Bond Subaccount
2002                                               2,214    7.424   11.785    17,198       6.35%    1.00%    3.00%    5.54%    6.17%
2001                                               1,834    7.034   11.100    13,450       3.25%    1.00%    3.00%    2.42%    5.47%
Scudder Capital Growth Subaccount
2002                                               5,041    7.124   14.451    36,569       0.35%    1.00%    3.00%  -29.89%  -24.13%
2001                                               4,352   10.201   20.611    45,339       9.97%    1.00%    3.00%  -20.72%  -14.48%
Scudder Global Discovery Subaccount
2002                                               7,117    9.017    9.402    64,171        N/A     1.40%    2.05%  -17.62%   -6.11%
2001                                               6,536   11.412   11.412    74,591       1.60%    1.40%    1.40%  -25.64%  -25.64%
Scudder Growth and Income Subaccount
2002                                               5,766    6.464    9.274    37,291       1.06%    1.40%    2.05%  -24.19%   -0.70%
2001                                               5,114    8.527    8.693    43,629       2.74%    1.40%    1.40%  -13.30%  -12.52%
Scudder Health Sciences Subaccount
2002                                               6,232    8.002   10.906    49,863        N/A     1.40%    2.05%  -24.16%    1.28%
2001                                               4,222   10.551   10.551    44,542        N/A     1.40%    1.40%    5.51%    5.51%

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
SCUDDER VARIABLE SERIES I (CONTINUED):
Scudder International Subaccount
2002                                              12,444 $  6.354 $  8.882 $  83,409       0.88%    1.00%    3.00%  -19.49%  -17.17%
2001                                              10,083    7.892   10.723    82,158      16.43%    1.00%    3.00%  -32.11%  -23.44%
Scudder Money Market Subaccount
2002                                                   3   10.308   10.783        30        N/A     1.40%    1.40%    0.09%    1.49%
2001                                                   6   10.773   10.773        65       4.26%    1.40%    1.40%    2.41%    2.41%

SCUDDER VARIABLE SERIES II:
Scudder Aggressive Growth Subaccount
2002                                               4,070    6.853    9.837    27,890       0.45%    1.40%    2.05%  -27.08%   -1.85%
2001                                               3,999   10.022   10.022    40,084       0.85%    1.40%    1.40%  -22.84%  -22.84%
Scudder Blue Chip Subaccount
2002                                              16,215    0.896    9.379    78,102       0.40%    1.25%    2.05%  -23.08%   -3.11%
2001                                              16,826    1.164    9.680    97,162       0.36%    1.25%    1.40%  -16.97%  -16.86%
Scudder Contrarian Value Subaccount
2002                                              35,977    1.484    9.162   113,597       1.57%    1.00%    2.80%  -16.69%  -16.05%
2001                                              39,433    1.799   10.913   128,715       1.50%    1.00%    2.80%    0.46%    0.85%
Scudder Global Blue Chip Subaccount
2002                                               2,745    8.331    9.319    22,865       0.65%    1.40%    2.05%  -10.43%   -7.08%
2001                                               2,280   10.029   10.029    22,866       2.07%    1.40%    1.40%    1.40%    1.40%
Scudder Government Securities Subaccount
2002                                              50,525    1.275   12.676   237,363       3.09%    1.00%    3.00%    5.67%    6.56%
2001                                              41,648    1.218   11.896   160,645       3.48%    1.00%    3.00%    3.52%    6.64%
Scudder Growth Subaccount
2002                                              54,587    1.360    9.431   178,843        N/A     1.00%    3.00%  -30.28%    0.73%
2001                                              65,583    1.951    8.272   302,393       8.78%    1.00%    3.00%  -23.67%  -14.32%
Scudder High Income Subaccount
2002                                              40,754    0.778   10.239   179,672       9.68%    1.00%    3.00%   -2.50%    5.29%
2001                                              45,274    0.805    9.271   189,316      11.65%    1.00%    3.00%   -2.72%    1.61%
Scudder International Select Equity Subaccount
2002                                              36,850    1.299    9.202    75,047       0.42%    1.00%    2.80%  -15.22%   -1.69%
2001                                              39,653    1.547    7.918    72,774      16.11%    1.00%    2.80%  -25.53%  -25.18%
Scudder Investment Grade Bond Subaccount
2002                                              17,704    1.188   12.110    99,482       3.12%    1.00%    3.00%    5.63%    6.52%
2001                                              15,452    1.135   11.369    64,981       3.41%    1.00%    3.00%    2.24%    4.66%
Scudder Money Market Subaccount
2002                                              54,362    0.990   12.056   306,311       1.39%    1.00%    3.00%   -0.86%    1.36%
2001                                             128,799    1.008   11.894   407,432       3.31%    1.00%    3.00%    0.94%    3.85%
Scudder New Europe Subaccount
2002                                                   -      N/A      N/A         -       2.29%    1.40%    1.40%     N/A      N/A
2001                                               2,391    6.576    6.576    15,722       1.33%    1.40%    1.40%  -30.83%  -30.83%
Scudder Small Cap Growth Subaccount
2002                                              45,002    0.817    9.660   100,125        N/A     1.00%    3.00%  -34.93%    1.94%
2001                                              49,609    1.267    9.348   152,170      12.86%    1.00%    3.00%  -32.12%  -16.19%

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
SCUDDER VARIABLE SERIES II (CONTINUED):
Scudder Strategic Income Subaccount
2002                                               2,400 $  1.204 $ 11.507 $  24,573       2.28%    1.25%    1.40%    9.77%    9.93%
2001                                               1,574    1.095   10.483    11,501       0.61%    1.25%    1.40%    3.78%    3.92%
Scudder Technology Growth Subaccount
2002                                              28,007    0.575    9.317   145,624       0.11%    1.00%    3.00%  -36.79%    2.62%
2001                                              25,462    0.920    9.079   217,576       0.18%    1.00%    3.00%  -33.63%   -7.58%
Scudder Total Return Subaccount
2002                                              83,840    1.624    9.636   416,026       2.89%    1.00%    3.00%  -16.22%   -9.23%
2001                                              99,886    1.939   10.615   566,841       6.75%    1.00%    3.00%   -7.39%   -5.62%
SVS Davis Venture Value Subaccount
2002                                              14,493    7.816    9.666   113,303       0.15%    1.40%    2.05%  -16.95%    1.47%
2001                                               9,293    9.412    9.412    87,458        N/A     1.40%    1.40%   -5.88%   -5.88%
SVS Dreman Financial Services Subaccount
2002                                               5,697    9.562    9.930    56,572       0.88%    1.40%    2.05%   -9.78%   -0.02%
2001                                               4,691   11.006   11.006    51,630       0.97%    1.40%    1.40%   -6.17%   -6.17%
SVS Dreman High Return Equity Subaccount
2002                                              33,048    9.436    9.591   316,953       1.39%    1.40%    2.05%  -19.17%   -1.19%
2001                                              23,638   11.674   11.865   280,450       0.60%    1.40%    1.40%   -0.34%    0.29%
SVS Dreman Small Cap Value Subaccount
2002                                              43,904    1.116    8.945   149,053       0.41%    1.00%    2.80%  -13.13%  -12.10%
2001                                              33,983    1.285   10.177   113,833        N/A     1.00%    2.80%   16.04%   16.49%
SVS Eagle Focused Large Cap Growth Subaccount
2002                                               6,095    6.652    9.142    40,566        N/A     1.40%    2.05%  -28.35%   -2.40%
2001                                               4,046    9.367    9.367    37,898        N/A     1.40%    1.40%  -18.10%  -18.10%
SVS Focus Value + Growth Subaccount
2002                                              16,459    1.106    9.366    39,194       0.56%    1.00%    2.80%  -27.38%   -4.81%
2001                                              18,875    1.538    9.839    51,767       6.41%    1.00%    2.80%  -15.56%  -15.21%
SVS Index 500 Subaccount
2002                                              23,118    6.334    9.461   146,428       0.55%    1.40%    2.05%  -23.41%    1.62%
2001                                              17,576    8.270    8.270   145,352       0.29%    1.40%    1.40%  -13.27%  -13.27%
SVS INVESCO Dynamic Growth Subaccount
2002                                               3,074    5.940    9.589    18,257        N/A     1.40%    2.05%  -31.87%    4.47%
2001                                               2,256    8.718    8.718    19,666        N/A     1.40%    1.40%  -12.82%  -12.82%
SVS Janus Growth and Income Subaccount
2002                                              17,677    5.952    9.235   105,208       0.66%    1.40%    2.05%  -21.65%   -0.56%
2001                                              13,923    7.597    7.597   105,768       0.42%    1.40%    1.40%  -13.50%  -13.50%
SVS Janus Growth Opportunities Subaccount
2002                                              17,795    4.255    9.603    75,716        N/A     1.40%    2.05%  -31.58%    1.35%
2001                                              15,117    6.219    6.219    94,012        N/A     1.40%    1.40%  -24.75%  -24.75%

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
SCUDDER VARIABLE SERIES II (CONTINUED):
SVS Oak Strategic Equity Subaccount
2002                                               7,019 $  4.474 $  9.015 $  31,408        N/A     1.40%    2.05%  -40.57%    1.52%
2001                                               4,707    7.529    7.529    35,442        N/A     1.40%    1.40%  -24.71%  -24.71%
SVS Turner Mid-Cap Growth Subaccount
2002                                               7,947    5.842    9.446    46,432        N/A     1.40%    2.05%  -33.21%    0.48%
2001                                               4,649    8.748    8.748    40,665        N/A     1.40%    1.40%  -12.52%  -12.52%

(a) This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

(b) This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded.

(c) Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated.

(d) Net Assets equals Contract Owners' Equity.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company:


   In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity and cash flows present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and its subsidiaries (the "Company") at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


   As discussed in Note 1 to the consolidated financial statements, the Company adopted the provisions of Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, as of December 31, 2002.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
March 21, 2003

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                       (in thousands, except share data)

                                                                            December 31, December 31,
                                                                                2002         2001
                                                                            ------------ ------------
Assets
   Fixed maturity securities, available-for-sale, at fair value (amortized cost:
     December 31, 2002, $3,313,920; December 31, 2001, $3,057,139)......... $ 3,420,773  $ 3,094,560
   Equity securities (cost: December 31, 2002, $52,627; December 31,
     2001, $65,473)........................................................      58,615       67,731
   Short-term investments..................................................          --      159,105
   Joint venture mortgage loans............................................     114,061      104,303
   Third-party mortgage loans..............................................      57,985       63,897
   Other real estate-related investments...................................       5,645        8,240
   Policy loans............................................................     223,888      239,787
   Other invested assets...................................................       2,491       20,799
                                                                            -----------  -----------
       Total investments...................................................   3,883,458    3,758,422
   Cash....................................................................      47,436       57,374
   Accrued investment income...............................................     148,549      140,762
   Reinsurance recoverable.................................................     433,566      240,536
   Deferred insurance acquisition costs....................................     431,915      381,506
   Value of business acquired..............................................      53,600       75,806
   Goodwill................................................................          --      178,418
   Other intangible assets.................................................       5,502        6,261
   Deferred income taxes...................................................      73,228       95,688
   Federal income tax receivable...........................................      11,232       13,866
   Receivable on sales of securities.......................................          --        2,100
   Fixed assets............................................................       3,179        5,619
   Other assets and receivables............................................      27,241       24,717
   Assets held in separate accounts........................................  13,547,376   13,108,753
                                                                            -----------  -----------
       Total assets........................................................ $18,666,282  $18,089,828
                                                                            ===========  ===========
Liabilities
   Future policy benefits.................................................. $ 4,111,063  $ 3,634,161
   Other policyholder benefits and funds payable...........................     203,159      436,449
   Other accounts payable and liabilities..................................      80,905       92,472
   Liabilities related to separate accounts................................  13,547,376   13,108,753
                                                                            -----------  -----------
       Total liabilities...................................................  17,942,503   17,271,835
                                                                            -----------  -----------
Commitments and contingent liabilities.....................................          --           --
Stockholder's equity
   Capital stock--$10 par value, authorized 300,000 shares; outstanding
     250,000 shares........................................................       2,500        2,500
   Additional paid-in capital..............................................     841,633      804,347
   Accumulated other comprehensive income..................................      54,009       16,551
   Retained deficit........................................................    (174,363)      (5,405)
                                                                            -----------  -----------
       Total stockholder's equity..........................................     723,779      817,993
                                                                            -----------  -----------
       Total liabilities and stockholder's equity.......................... $18,666,282  $18,089,828
                                                                            ===========  ===========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                (in thousands)

                                                                 Year Ended December 31,
                                                             -------------------------------
                                                                2002       2001       2000
                                                             ---------  ---------  ---------
Revenue
   Net investment income.................................... $ 228,330  $ 269,419  $ 257,470
   Realized investment gains (losses).......................      (779)    20,660     (8,277)
   Premium income...........................................     1,002        486      8,394
   Separate account fees and charges........................   110,013     70,993     68,293
   Other income.............................................    42,196     36,739     35,030
                                                             ---------  ---------  ---------
       Total revenue........................................   380,762    398,297    360,910
                                                             ---------  ---------  ---------
Benefits and Expenses
   Interest credited to policyholders.......................   152,945    159,127    152,289
   Claims incurred and other policyholder benefits..........    62,613     21,933     13,718
   Taxes, licenses and fees.................................    19,244     10,714     17,861
   Commissions..............................................   111,461    179,585    114,162
   Operating expenses.......................................    67,474     66,026     61,671
   Deferral of insurance acquisition costs..................   (96,509)  (166,202)  (104,608)
   Amortization of insurance acquisition costs..............    34,941     18,052     23,231
   Amortization of value of business acquired...............    20,751     15,606     19,926
   Goodwill impairment......................................   156,511         --         --
   Amortization of goodwill.................................        --     12,744     12,744
   Amortization of other intangible assets..................       759        961        368
                                                             ---------  ---------  ---------
       Total benefits and expenses..........................   530,190    318,546    311,362
                                                             ---------  ---------  ---------
   Income (loss) before income tax expense (benefit) and
     cumulative effect of accounting change, net of tax.....  (149,428)    79,751     49,548
   Income tax expense (benefit).............................    (2,377)    28,154      1,247
                                                             ---------  ---------  ---------
   Net income (loss) before cumulative effect of accounting
     change, net of tax.....................................  (147,051)    51,597     48,301
   Cumulative effect of accounting change, net of tax.......   (21,907)        --         --
                                                             ---------  ---------  ---------
       Net income (loss).................................... $(168,958) $  51,597  $  48,301
                                                             =========  =========  =========


         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                (in thousands)

                                                                              Year Ended December 31,
                                                                           -----------------------------
                                                                              2002      2001      2000
                                                                           ---------  --------  --------
Net income (loss)......................................................... $(168,958) $ 51,597  $ 48,301
                                                                           ---------  --------  --------
Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on investments arising during period:
   Unrealized holding gains on investments................................    80,067    54,155    61,487
   Adjustment to value of business acquired...............................    (1,786)   (5,914)   (3,400)
   Adjustment to deferred insurance acquisition costs.....................   (15,344)   (1,050)     (230)
                                                                           ---------  --------  --------
       Total unrealized holding gains on investments arising
         during period....................................................    62,937    47,191    57,857
                                                                           ---------  --------  --------
Less reclassification adjustments for items included in net income
  (loss):
   Adjustment for (gains) losses included in realized investment
     gains (losses).......................................................    19,394    (9,203)  (24,583)
   Adjustment for amortization of premium on fixed maturities
     included in net investment income....................................    (9,400)   (5,732)   (4,538)
   Adjustment for (gains) losses included in amortization of value
     of business acquired.................................................      (331)   (1,705)      214
   Adjustment for (gains) losses included in amortization of
     insurance acquisition costs..........................................    (4,185)    6,395        13
                                                                           ---------  --------  --------
          Total reclassification adjustments for items included in
            net income (loss).............................................     5,478   (10,245)  (28,894)
                                                                           ---------  --------  --------
Other comprehensive income, before related income tax expense
  (benefit)...............................................................    57,459    57,436    86,751
Related income tax expense (benefit)......................................    20,001     8,167    (1,350)
                                                                           ---------  --------  --------
          Other comprehensive income, net of tax..........................    37,458    49,269    88,101
                                                                           ---------  --------  --------
          Comprehensive income (loss)..................................... $(131,500) $100,866  $136,402
                                                                           =========  ========  ========



         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                (in thousands)

                                                                Year Ended December 31,
                                                            ------------------------------
                                                               2002      2001       2000
                                                            ---------  --------  ---------
Capital stock, beginning and end of period................. $   2,500  $  2,500  $   2,500
                                                            ---------  --------  ---------
Additional paid-in capital, beginning of period............   804,347   804,347    804,347
Capital contributions from parent..........................    37,286        --         --
                                                            ---------  --------  ---------
Additional paid-in-capital, end of period..................   841,633   804,347    804,347
                                                            ---------  --------  ---------
Accumulated other comprehensive income (loss), beginning of
  period...................................................    16,551   (32,718)  (120,819)
Other comprehensive income, net of tax.....................    37,458    49,269     88,101
                                                            ---------  --------  ---------
   End of period...........................................    54,009    16,551    (32,718)
                                                            ---------  --------  ---------
Retained deficit, beginning of period......................    (5,405)  (44,002)   (56,023)
Net income (loss)..........................................  (168,958)   51,597     48,301
Dividends to parent........................................        --   (13,000)   (36,280)
                                                            ---------  --------  ---------
   End of period...........................................  (174,363)   (5,405)   (44,002)
                                                            ---------  --------  ---------
       Total stockholder's equity.......................... $ 723,779  $817,993  $ 730,127
                                                            =========  ========  =========




         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                (in thousands)

                                                                     Year Ended December 31,
                                                               -----------------------------------
                                                                   2002         2001        2000
                                                               -----------  -----------  ---------
Cash flows from operating activities
   Net income (loss).......................................... $  (168,958) $    51,597  $  48,301
   Reconciliation of net income (loss) to net cash from
     operating activities:
       Realized investment (gains) losses.....................         779      (20,660)     8,277
       Interest credited and other charges....................     188,926      169,084    142,344
       Deferred insurance acquisition costs, net..............     (61,569)    (148,150)   (81,377)
       Amortization of value of business acquired.............      20,751       15,606     19,926
       Amortization of goodwill...............................          --       12,744     12,744
       Goodwill impairment....................................     156,511           --         --
       Amortization of discount and premium on
         investments..........................................       9,400        5,731      4,538
       Amortization of other intangible assets................         759          961        368
       Deferred income taxes..................................       2,458       16,927    (25,930)
       Net change in current federal income taxes.............       2,634       (5,063)   (18,593)
       Benefits and premium taxes due related to separate
         account business-owned life insurance................      11,521       (6,392)   (61,476)
       Funds withheld account transfer........................    (222,500)          --         --
       Cumulative effect of accounting change, net of tax.....      21,907           --         --
       Change in premium suspense.............................     (43,625)      41,938        657
       Other, net.............................................     (13,116)     (36,818)    41,720
                                                               -----------  -----------  ---------
          Net cash flow from operating activities.............     (94,122)      97,505     91,499
                                                               -----------  -----------  ---------
Cash flows from investing activities
   Cash from investments sold or matured:
       Fixed maturity securities held to maturity.............     198,824      281,664    170,465
       Fixed maturity securities sold prior to maturity.......   2,307,588    1,331,168    589,933
       Equity securities......................................      17,435           --      1,271
       Mortgage loans, policy loans and other invested
         assets...............................................      76,382       60,495     73,177
   Cost of investments purchased or loans originated:
       Fixed maturity securities..............................  (2,757,149)  (1,481,699)  (569,652)
       Equity securities......................................      (4,244)          --     (1,264)
       Mortgage loans, policy loans and other invested
         assets...............................................     (48,722)     (41,395)   (47,109)
       Investment in subsidiaries.............................          --       (2,690)    (4,899)
   Short-term investments, net................................     159,105     (143,205)    26,491
   Net change in receivable and payable for securities
     transactions.............................................      12,928        6,186     (4,786)
   Net change in other assets.................................       2,440        2,248     (5,141)
                                                               -----------  -----------  ---------
          Net cash from investing activities..................     (35,413)      12,772    228,486
                                                               -----------  -----------  ---------
Cash flows from financing activities
   Policyholder account balances:
       Deposits...............................................     601,045      680,106    608,363
       Withdrawals............................................    (505,674)    (733,521)  (881,888)
   Capital contributions......................................      37,286           --         --
   Dividends to parent........................................          --      (13,000)   (36,280)
   Cash overdrafts............................................     (13,060)     (20,589)    11,906
                                                               -----------  -----------  ---------
          Net cash from financing activities..................     119,597      (87,004)  (297,899)
                                                               -----------  -----------  ---------
          Net increase (decrease) in cash.....................      (9,938)      23,273     22,086
Cash, beginning of period.....................................      57,374       34,101     12,015
                                                               -----------  -----------  ---------
Cash, end of period........................................... $    47,436  $    57,374  $  34,101
                                                               ===========  ===========  =========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) Summary of Significant Accounting Policies

Basis of presentation

   Kemper Investors Life Insurance Company and its subsidiaries ("the Company") issue fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. Zurich Life Insurance Company of New York ("ZLICONY"), formerly Zurich Kemper Life Insurance Company of New York, a wholly-owned subsidiary, received its license from the State of New York early in 2001 and began writing business in May of 2001. The Company also owns the PMG group of companies ("PMG"), acquired in 2000, and Investors Brokerage Services, Inc. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Holding Company of America ("ZHCA"), a holding company. ZHCA is a wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a Swiss holding company.

   The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 2001 and 2000 consolidated financial statements in order for them to conform to the 2002 presentation. The accompanying consolidated financial statements of the Company as of and for the years ended December 31, 2002, 2001 and for the three years in the period ended December 31, 2002, have been prepared in conformity with Accounting Principles Generally Accepted in the United States of America ("GAAP").

Estimates

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect goodwill, deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturity and equity securities, the valuation allowance for deferred income taxes, the calculation of fair value disclosures for certain financial instruments and future policy benefit reserves.

Goodwill and other intangibles

   In July 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 142 ("SFAS 142"), Goodwill and Other Intangible Assets. SFAS 142 primarily addresses the accounting that must be applied to goodwill and intangible assets subsequent to their acquisition. Effective January 1, 2002, SFAS 142 requires that goodwill and indefinite-lived intangible assets no longer be amortized, but be tested, at least annually, for impairment at the reporting unit level.

   In conjunction with management's focus on line of business operations, the Company's goodwill was tested for impairment at the life insurance and annuities operating segment level based on the guidance under SFAS 142. As a result of the testing performed, an impairment of $21.9 million was recorded in the annuities segment as of June 30, 2002 due to more conservative growth assumptions based on the market's volatility over the last few years. The fair value of that segment was estimated using expected present value of future cash flows for both current business in-force and future production estimates.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In September 2002, the board of directors of the Company's indirect, 100% shareholder, Zurich Financial Services Group ("the Group"), approved a plan designed to improve the profitability of the Group and its subsidiaries. Under this plan, the Group considered a number of strategic options, the completion of which could have a significant impact on the recoverability of the carrying value of certain assets. Among the assets affected by the approval of the plan is the goodwill associated with the 1996 acquisition of the Zurich Life companies by ZFS. The Company filed its Form 10-Q for the period ended June 30, 2002 prior to the Group board's action. As a result, the Company recorded the complete write-down of the remaining goodwill of $156.5 million in the third quarter of 2002, the period during which the Company became aware of this action by the Group's board of directors.

   Other definite-lived, intangible assets of $7.6 million, recorded in 2001 and 2000 in connection with the purchase of PMG, continue to be amortized on a straight-line basis over a ten-year period.

Value of business acquired

   The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition, January 4, 1996. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.

   The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2007 are as follows:

                                                      Projected
                              Beginning              Accretion Of Ending
      Year Ended December 31,  Balance  Amortization   Interest   Balance
      ----------------------- --------- ------------ ------------ -------
      (in thousands)
           2000 (actual)..... $113,111    $(26,805)     $6,879    $93,185
           2001 (actual).....   93,185     (21,394)      5,788     77,579
           2002 (actual).....   77,579     (24,464)      3,713     56,828
           2003..............   56,828     (12,977)      3,073     46,924
           2004..............   46,924     (11,795)      2,479     37,608
           2005..............   37,608      (9,585)      2,000     30,023
           2006..............   30,023      (8,321)      1,584     23,286
           2007..............   23,286      (7,624)      1,201     16,863

   The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturity securities held as available-for-sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to accumulated other comprehensive income, net of income tax. This adjustment decreased the value of business acquired by $3.2 million as of December 31, 2002 and by $1.8 million as of December 31, 2001. This adjustment increased the value of business acquired by $2.4 million as of December 31, 2000. Accumulated other comprehensive income decreased by approximately $2.1 million as of December 31, 2002 and $1.2 million as of December 31, 2001, due to this adjustment and increased accumulated other comprehensive income by approximately $1.6 million as of December 31, 2000.

Life insurance revenue and expenses

   Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income and realized capital gains, policy charges such as mortality, expense and surrender charges,

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES and expense loads for premium taxes on certain contracts. Expenses consist of benefits in excess of account balances and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs and value of business acquired.

   Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

Reinsurance

   In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

Deferred insurance acquisition costs

   The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturity securities held as available-for-sale in the investment portfolio, through a charge or credit to accumulated other comprehensive income, net of income tax. The deferred insurance acquisition costs for term life insurance products are being amortized over the premium paying period of the policies.

Future policy benefits

   Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. A liability has been established for guaranteed death benefits in excess of account values. The guaranteed retirement income benefit ("GRIB") is an optional benefit to the DESTINATIONS/SM/ variable annuity, for an additional asset-based fee. It allows for a proxy account value, called the GRIB Base, to be applied to the guaranteed annuity factors (settlement option purchase rates) in the contract. The GRIB Base prior to attained age 80 is the greatest of:

..  the contract value (account value),

..  the greatest anniversary value before the exercise (annuitization) date, or

.. purchase payments minus previous withdrawals, accumulated at 5 percent interest per year to the annuitization date.

   GRIB reserves have been established to cover the present value of future benefits for policies that were deemed to have elected annuitization. In accordance with current GAAP guidance, no additional liabilities for future policy benefits related to guaranteed living benefits have been established.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Current interest rates credited during the contract accumulation period range from 0.5 percent to 12.0 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.5 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5 percent to 4.5 percent.

   Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Assumed investment yields are by policy duration and range from 6.0 percent to 7.3 percent over 20 years.

Guaranty fund assessments

   The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2002 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

Invested assets and related income

   Investments in fixed maturity securities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.

   The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturity securities deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

   Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include notes receivable from real estate ventures and investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.

   Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease are carried primarily at cost, net of any applicable reserves or write-downs.

   Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income (loss). Such unrealized gains are recorded net of deferred income tax expense and unrealized losses are tax benefited. However, the tax benefits from unrealized losses are offset by a valuation allowance, where appropriate.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

Derivative instruments

   The Company is party to an interest rate swap agreement with Zurich Capital Markets, Inc. ("ZCM"), an affiliated counterparty. The Company invests primarily in fixed rate investments. A floating rate funding agreement was reinsured in 2000 and the Company subsequently entered into an interest rate swap agreement. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is made by one counterparty at each due date. In 2002, the Company paid
$3.8 million as settlement for the difference between the fixed-rate and floating-rate interest.

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect its counterparty to fail to meet its obligations given its high credit ratings. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts. At December 31, 2002, and 2001 an open swap agreement with a notional value of $100.0 million and an expiration date of November 2004, had a negative market value of $8.1 million and $5.0 million, respectively. The negative market value was included as a component of other accounts payable and liabilities in the accompanying consolidated balance sheets.

Separate account business

   The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contractholders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contractholders. The assets and liabilities of the separate accounts are carried at fair value.

Income tax

   The Company will file a consolidated federal income tax return with Zurich Holding Company of America, beginning with the 2002 tax year. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

(2) Cash Flow Information

   The Company defines cash as cash in banks and money market accounts. The Company received a federal income tax refund of $2.7 million in 2002 and paid taxes of $19.8 million and $43.9 million directly to the United States Treasury Department during 2001 and 2000, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3) Invested Assets and Related Income

   The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturity securities are considered available-for-sale. The carrying value of fixed maturity securities compared with amortized cost, adjusted for other-than-temporary declines in value, and estimated unrealized gains and losses, were as follows:


                                                                            Estimated Unrealized
                                                       Carrying  Amortized  --------------------
                                                        Value      Cost      Gains     Losses
                                                        -----      ----      -----     ------
(in thousands)
December 31, 2002
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities............. $  265,400 $  260,287 $  5,140  $    (26)
   Obligations of states and political subdivisions,
     special revenue and nonguaranteed...............     19,873     19,073      800        --
   Debt securities issued by foreign Governments.....      4,793      4,506      287        --
   Corporate securities..............................  2,137,716  2,062,712   90,030   (15,026)
   Mortgage and asset-backed securities..............    992,990    967,342   35,972   (10,324)
                                                      ---------- ---------- --------  --------
       Total fixed maturity securities............... $3,420,773 $3,313,920 $132,229  $(25,376)
                                                      ========== ========== ========  ========
   Equity securities................................. $   58,615 $   52,627 $  5,988  $     --
                                                      ========== ========== ========  ========
December 31, 2001
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities............. $   21,354 $   21,286 $    254  $   (186)
   Obligations of states and political subdivisions,
     special revenue and nonguaranteed...............     13,488     13,292      196        --
   Debt securities issued by foreign governments.....      4,537      4,508       29        --
   Corporate securities..............................  1,945,006  1,926,160   45,602   (26,756)
   Mortgage and asset-backed securities..............  1,110,175  1,091,893   24,795    (6,513)
                                                      ---------- ---------- --------  --------
       Total fixed maturity securities............... $3,094,560 $3,057,139 $ 70,876  $(33,455)
                                                      ========== ========== ========  ========
   Equity securities................................. $   67,731 $   65,473 $  2,261  $     --
                                                      ========== ========== ========  ========

   The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 2002, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                                       Carrying  Amortized
                                                                        Value      Cost
                                                                      ---------- ----------
(in thousands)
One year or less..................................................... $   63,112 $   62,223
Over one year through five years.....................................    806,702    774,553
Over five years through ten years....................................  1,312,277  1,265,409
Over ten years.......................................................    245,692    244,393
Securities not due at a single maturity date, primarily mortgage- and
  asset-backed securities(1).........................................    992,990    967,342
                                                                      ---------- ----------
       Total fixed maturity securities............................... $3,420,773 $3,313,920
                                                                      ========== ==========

--------
(1)Weighted average maturity of 3.4 years.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Proceeds from sales of investments in fixed maturity securities prior to maturity were $2,307.6 million, $1,331.2 million and $589.9 million during 2002, 2001 and 2000, respectively. Gross gains of $81.2 million, $32.9 million and $8.6 million and gross losses, including write-downs of fixed maturity securities, of $65.8 million, $28.6 million and $20.8 million were realized on sales and maturities in 2002, 2001 and 2000, respectively. Pre-tax write-downs amounted to $18.5 million, $15.5 million and $11.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

   At December 31, 2002, the Company held $102.3 million in mortgage loan investments in Delta Wetlands, which exceeded 10 percent of the Company's stockholder's equity at December 31, 2002. Excluding agencies of the U.S. government, no other individual investment exceeded 10 percent of the Company's stockholder's equity at December 31, 2002.

   At December 31, 2002, securities carried at approximately $5.3 million were on deposit with governmental agencies as required by law.

   For its securitized financial assets, the Company recognizes an impairment loss if the fair value of the security is below book value and the net present value of expected future cash flows is less than the net present value of expected future cash flows at the most recent (prior) estimation date. The Company recorded write-downs totaling $9.5 million and $8.6 million in 2002 and 2001, respectively, related to their securitized financial assets. The Company did not have any write-downs in 2000 related to their securitized financial assets.

   Upon default or indication of potential default by an issuer of fixed maturity securities other than securitized financial assets, the issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other-than-temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments. The Company recorded fixed maturity write-downs on other than securitized financial assets of $9.0 million, $6.9 million and $11.4 million in 2002, 2001 and 2000, respectively.

   The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

   The Company's $177.7 million real estate portfolio at December 31, 2002 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 2002 and 2001, total impaired real estate-related loans were as follows:

                                               December 31, December 31,
                                                   2002         2001
                                               ------------ ------------
        (in millions)
        Impaired loans without reserves--gross    $ 4.8        $ 7.3
        Impaired loans with reserves--gross...     10.8         11.3
                                                  -----        -----
               Total gross impaired loans.....     15.6         18.6
        Reserves related to impaired loans....     (2.7)        (2.7)
        Write-downs related to impaired loans.     (3.5)        (3.5)
                                                  -----        -----
               Net impaired loans.............    $ 9.4        $12.4
                                                  =====        =====

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company had an average balance of $13.6 million and $65.3 million in impaired loans for 2002 and 2001, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

   At December 31, 2002 and 2001, loans on nonaccrual status, before reserves and write-downs, amounted to $10.6 million and $13.0 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.

Net Investment Income

   The sources of net investment income were as follows:

                                                      2002     2001     2000
                                                    -------- -------- --------
  (in thousands)
  Interest on fixed maturity securities............ $186,034 $214,505 $223,964
  Dividends on equity securities...................    4,508    4,598    4,573
  Income from short-term investments...............    1,479    2,332    3,433
  Income from mortgage loans.......................   15,598   30,771    6,091
  Income from policy loans.........................   23,189   19,394   20,088
  Income from other real estate-related investments       13       27       99
  Income from other loans and investments..........      951      646    2,455
                                                    -------- -------- --------
         Total investment income...................  231,772  272,273  260,703
  Investment expense...............................    3,442    2,854    3,233
                                                    -------- -------- --------
         Net investment income..................... $228,330 $269,419 $257,470
                                                    ======== ======== ========

   During 2001, a change in circumstances surrounding a water development project located in California's Sacramento River Valley led to a decision to reclassify the related mortgage loans to accrual status and release the general reserve allowance originally set up for these loans. These changes included the State of California's State Water Resources Control Board ("SWRCB") approval of the project's water right permit as well as the completion of a third-party appraisal of the project, subsequent to the SWRCB's approval of the permit and the project's inclusion by the CALFED Bay-Delta Program ("CALFED") as a potential early implementation project. CALFED is a collaborative effort of state and federal agencies working to find solutions for California's water management issues.

   Taken together, these facts supported, in management's best judgment, not only the level of existing debt on the project but also the accrual of interest as specified in the terms of the loans. As a result, interest income was recorded in the fourth quarter of 2001 in the amount of $24.9 million, representing interest earned in 2001 as well as recaptured interest from 2000 and 1999, the years in which the loans were on non-accrual status. The release of the general reserve allowance generated a realized gain of $16.4 million in 2001.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

Net Realized Investment Gains (Losses)

   Net realized investment gains (losses) for the years ended December 31, 2002, 2001 and 2000, were as follows:

                                                       2002     2001     2000
                                                     --------  ------- --------
(in thousands)
Real estate-related................................. $    961  $16,081 $  1,711
Fixed maturity securities...........................   15,444    4,284  (12,185)
Equity securities...................................      346      262      245
Other...............................................  (17,530)      33    1,952
                                                     --------  ------- --------
   Realized investment gains (losses) before income
     tax expense (benefit)..........................     (779)  20,660   (8,277)
Income tax expense (benefit)........................     (273)   7,231   (2,897)
                                                     --------  ------- --------
       Net realized investment gains (losses)....... $   (506) $13,429 $ (5,380)
                                                     ========  ======= ========

   The other losses, net, for 2002 consist primarily of a write-down on a leveraged lease that covers two aircraft. The aircraft are leased by United Airlines ("UAL") and were written down to zero subsequent to UAL filing Chapter 11 bankruptcy in the fourth quarter of 2002. The pre-tax write-down totaled $17.5 million.

   Unrealized gains (losses) are computed below as follows: fixed maturity securities--the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity and other securities--the difference between fair value and cost. The change in net unrealized investment gains (losses) by class of investment for the years ended December 31, 2002, 2001 and 2000 were as follows:

                                             December 31, December 31, December 31,
                                                 2002         2001         2000
                                             ------------ ------------ ------------
(in thousands)
Fixed maturity securities...................   $ 69,432     $69,970      $89,421
Equity and other securities.................        641        (879)       1,187
Adjustment to deferred insurance acquisition
  costs.....................................    (11,159)     (7,446)        (243)
Adjustment to value of business acquired....     (1,455)     (4,209)      (3,614)
                                               --------     -------      -------
   Unrealized gain (loss) before income tax
     expense (benefit)......................     57,459      57,436       86,751
Income tax expense (benefit)................     20,001       8,167       (1,350)
                                               --------     -------      -------
       Net unrealized gain (loss) on
         investments........................   $ 37,458     $49,269      $88,101
                                               ========     =======      =======

   Income tax expense related to the change in unrealized gains for the years ended December 31, 2002, 2001 and 2000 was $24.4 million, $12.2 million and $0, respectively. The income tax benefit related to the adjustment to deferred insurance acquisition costs for the years ended December 31, 2002, 2001 and 2000 was $3.9 million, $2.6 million and $0.1 million, respectively. The income tax benefit related to the adjustment to value of business acquired for the years ended December 31, 2002, 2001 and 2000 was $0.5 million, $1.5 million and $1.3 million, respectively.

(4) Concentration of Credit Risk

   The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage- and asset-backed securities and real estate.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Approximately 16.2 percent of the investment-grade fixed maturity securities at December 31, 2002 were residential mortgage-backed securities, down from
22.0 percent at December 31, 2001. Approximately 6.3 percent of the investment-grade fixed maturity securities at December 31, 2002 were commercial mortgage-backed securities, compared with 5.7 percent at December 31, 2001. The residential mortgage-backed securities consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally of AAA credit quality, and the markets for these investments have been and are expected to remain liquid.

   Approximately 7.3 percent and 9.6 percent of the investment-grade fixed maturity securities at December 31, 2002 and 2001, respectively, consisted of asset-backed securities. The majority of investments in asset-backed securities were backed by home equity loans (34.7%), manufactured housing loans (17.7%), collateralized loan and bond obligations (15.4%) and automobile loans (13.1%).

   The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 2002 was as follows: California (58.0%), Washington (9.4%), Colorado (7.6%) and Illinois (6.6%). The property type distribution of a majority of the real estate portfolio as of December 31, 2002 was as follows: land (57.0%), hotels (31.4%) and office (6.6%).

   To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's or the Company's plans with respect to such projects may not change substantially.

   More than half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners.

   At December 31, 2002, loans to a master limited partnership (the "MLP") between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company, a former affiliate, constituted approximately $102.3 million of the Company's real estate portfolio. Kemper's interest in the MLP is 75.0 percent at December 31, 2002. Loans to the MLP were placed on non-accrual status at the beginning of 1999 due to management's desire not to increase book value of the MLP over net realizable value, as interest on these loans has historically been added to principal. During 2001, a change in circumstances surrounding the water development project related to these loans led to the reclassification of these loans to accrual status. As a result, interest income was recorded in the fourth quarter of 2001 and subsequent periods and the general reserve allowance related to these loans was released. At December 31, 2002, MLP-related commitments accounted for approximately $0.2 million of the Company's off-balance-sheet legal commitments.

   At December 31, 2002, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), a third-party real estate developer, have ownership interests constituted approximately

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

$60.0 million of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties and one retail property. At December 31, 2002, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding. At December 31, 2002, the Company carried a valuation reserve of $0.6 million for one of these properties as its estimated fair value decreased below the debt supported by the property.

   At December 31, 2002, a loan to a joint venture amounted to $11.8 million. This affiliated mortgage loan was on an office property located in Illinois and owned by an affiliate, Zurich North America. At December 31, 2002, the Company did not have any off-balance-sheet legal funding commitments outstanding related to this investment.

   The remaining real estate-related investment amounted to $4.9 million at December 31, 2002 and consisted of mortgage loans on unzoned lots located in Hawaii. These properties are not currently producing income and the loans are on non-accrual. All zoned properties were sold by March of 2001. The Company is currently pursuing an out of court settlement with the City of Honolulu for the down zoning of certain unzoned properties. If a settlement is not reached, the trial will begin in 2003. The Company is holding the other unzoned properties for future zoning and sales. The Company anticipates that it could be a number of years until the Company obtains zoning to allow development or completely disposes of all its investment in Hawaii. At December 31, 2002, off-balance-sheet legal commitments related to Hawaiian properties totaled $4.0 million.

   At December 31, 2002, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 2002.

(5) Income Taxes

   Income tax expense (benefit) was as follows for the years ended December 31, 2002, 2001 and 2000:

                                      2002    2001     2000
                                    -------  ------- --------
                  (in thousands)
                   Current......... $(4,835) $11,228 $ 28,274
                   Deferred........   2,458   16,926  (27,027)
                                    -------  ------- --------
                         Total..... $(2,377) $28,154 $  1,247
                                    =======  ======= ========

   Additionally, the deferred income tax expense (benefit) related to items included in other comprehensive income was as follows for the years ended December 31, 2002, 2001 and 2000:

                                                  2002     2001     2000
                                                -------  -------  -------
     (in thousands)
     Unrealized gains and losses on investments $24,416  $12,246  $    --
     Value of business acquired................    (509)  (1,473)  (1,265)
     Deferred insurance acquisition costs......  (3,906)  (2,606)     (85)
                                                -------  -------  -------
            Total.............................. $20,001  $ 8,167  $(1,350)
                                                =======  =======  =======

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The actual income tax expense for 2002, 2001 and 2000 differed from the "expected" tax expense for those years as displayed below. "Expected" tax expense was computed by applying the U.S. federal corporate tax rate of 35 percent in 2002, 2001, and 2000 to income before income tax expense.

                                                     2002      2001     2000
                                                   --------  -------  --------
 (in thousands)
 Computed expected tax expense.................... $(52,300) $27,913  $ 17,342
 Difference between "expected" and actual tax
   expense:
    State taxes...................................      342   (2,302)      737
    Goodwill impairment and amortization of other
      intangibles.................................   55,045    4,797     4,589
    Dividend received deduction...................   (2,220)      --    (1,191)
    Foreign tax credit............................       --      (15)     (214)
    Change in valuation allowance.................       --       --   (15,201)
    Recapture of affiliated reinsurance...........       --       --    (4,599)
    Prior year tax settlements....................   (3,594)  (2,577)       --
    Other, net....................................      350      338      (216)
                                                   --------  -------  --------
        Total actual tax expense.................. $ (2,377) $28,154  $  1,247
                                                   ========  =======  ========

   Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

   The $4.6 million tax benefit related to the recapture of affiliated reinsurance in 2000 is due to the deferred tax effect related to the deemed dividend distribution. (See the note captioned "Summary of Significant Accounting Policies--Reinsurance.") This deferred tax benefit was recognized in the tax provision under current accounting guidance relating to the recognition of deferred taxes.

   The Company only records deferred tax assets if future realization of the tax benefit is more likely than not. The Company had established a valuation allowance to reduce the deferred federal tax asset related to real estate and unrealized losses on investments to a realizable amount. This amount was based on the evidence available and management's judgment. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains. The decrease in the valuation allowance in 2001 is related to the change in the amount of unrealized losses on investments.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:

                                                              December 31, December 31,
                                                                  2002         2001
                                                              ------------ ------------
(in thousands)
Deferred federal tax assets:
   Deferred insurance acquisition costs ("DAC Tax")..........   $141,338     $135,307
   Unrealized losses on investments..........................         --           --
   Life policy reserves......................................     82,584       90,870
   Unearned revenue..........................................     56,986       55,574
   Real estate-related.......................................         --           --
   Other investment-related..................................     13,365       12,646
   Other.....................................................      6,131        3,349
                                                                --------     --------
       Total deferred federal tax assets.....................    300,404      297,746
   Valuation allowance.......................................         --           --
                                                                --------     --------
       Total deferred federal tax assets after valuation
         allowance...........................................    300,404      297,746
                                                                --------     --------
Deferred federal tax liabilities:
   Value of business acquired................................     13,439       24,608
   Deferred insurance acquisition costs......................    156,042      135,317
   Depreciation and amortization.............................     13,142       21,165
   Other investment-related..................................      4,848        7,239
   Unrealized gains on investments...........................     35,966       12,246
   Other.....................................................      3,739        1,483
                                                                --------     --------
       Total deferred federal tax liabilities................    227,176      202,058
                                                                --------     --------
Net deferred federal tax assets..............................   $ 73,228     $ 95,688
                                                                ========     ========

   The net deferred tax assets relate primarily to unearned revenue and the DAC Tax associated with a non-registered individual and group variable business-owned life insurance contract ("BOLI"). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.

   The tax returns through the year 1996 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position. The tax returns for the years 1997 through 1999 are currently under examination by the IRS.

(6) Related-Party Transactions

   The Company received capital contributions from Kemper totaling $37.3 million in 2002 and paid cash dividends of $13.0 million and $20.0 million to Kemper during 2001 and 2000, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of a reinsurance agreement with Federal Kemper Life Assurance Company ("FKLA"), an affiliated company.

   The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 2002 and 2001, joint venture mortgage loans totaled $114.1 million and $104.3 million, respectively, and during 2002, 2001 and 2000, the Company earned interest income on these joint venture loans of $10.4 million, $25.4 million and $0.8 million, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In February 2001, the Company sold a $60 million group variable life policy to FKLA, covering all current FKLA employees as of February 14, 2001. The transaction, as business-owned life insurance ("BOLI"), permits FKLA to indirectly fund certain of its employee benefit obligations.

   All of the Company's personnel are employees of FKLA. Expenses are allocated to the Company for the utilization of FKLA employees and facilities. Expenses allocated to the Company from FKLA during 2002, 2001 and 2000 amounted to $29.9 million, $27.4 million and $23.3 million, respectively. The Company also paid to Kemper real estate subsidiaries fees of $0.4 million, $0.5 million and $0.6 million in 2002, 2001 and 2000, respectively, related to the management of the Company's real estate portfolio.

   The Company has a service agreement with Deutsche Investment Management Americas, Inc. ("DIM"), formerly Zurich Scudder Investments, Inc. ("ZSI"), a subsidiary of Zurich at December 31, 2001. DIM provides investment services, including purchases or sales of securities, under the supervision of the Investment Committee of the Company. On September 24, 2001, ZFS announced that it would sell 100% of its ownership in ZSI to Deutsche Bank in a transaction valued at $2.5 billion. The sale was completed on April 5, 2002. This transaction did not include Scudder's United Kingdom operations, Threadneedle Investments.

At December 31, 2002 and 2001, the Company reported the following amounts due from or (to) related parties:

                                               December 31,  December 31,
                                                   2002          2001
                                               ------------  ------------
      ZLICA................................... $     17,979  $   640,705
      Zurich Insurance Company--Bermuda Branch           --    1,131,138
      Other...................................        1,017       96,037
                                               ------------  -----------
         Receivable from related parties...... $     18,996  $ 1,867,880
                                               ============  ===========
      FKLA.................................... $ (3,536,310) $(2,064,245)
      Zurich Direct...........................      (52,607)     (83,572)
      Zurich Insurance Company--Bermuda Branch  (16,354,306)          --
      Other...................................     (108,000)  (1,859,277)
                                               ------------  -----------
         Payable to related parties........... $(20,051,223) $(4,007,094)
                                               ============  ===========
         Net payable to related parties....... $(20,032,227) $(2,139,214)
                                               ============  ===========

   Related party receivables and payables are settled each month.

   In 2000, the Company purchased PMG Securities Corporation, PMG Asset Management, Inc., PMG Marketing, Inc., and PMG Life Agency, Inc. (collectively "PMG"). The total cost was $8.2 million, resulting in the recording of intangible assets in the amount of $7.6 million. The Company owns 100 percent of the stock of PMG. Also in 2000, the Company transferred $63.3 million in fixed maturity securities and cash to fund the operations of its newly formed subsidiary, Zurich Life Insurance Company of New York ("ZLICONY"). ZLICONY received its insurance license from the State of New York in January 2001 and began writing business in May of 2001.

   At December 31, 2000, the Company held a $100.0 million investment in ZSLM Trust, issued by an affiliate. On October 30, 2001, the Company sold these bonds for cash to Farmers Group, Inc., which is an affiliated company.

   The Company held an $11.8 million real estate-related investment in an affiliated mortgage loan at December 31, 2002 and 2001.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   As previously discussed, the Company is party to an interest rate swap agreement with ZCM, an affiliated counterparty. (See the note captioned "Summary of Significant Accounting Policies--Derivative instruments" above.)

(7) Reinsurance

   As of December 31, 2002 and 2001, the reinsurance recoverable related to fixed-rate annuity liabilities ceded to FLA amounted to $215.3 million and $230.1 million, respectively.

   The Company cedes 90 percent of all new direct individual life insurance premiums to outside reinsurers. Life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $2.4 million and $2.1 million as of December 31, 2002 and 2001, respectively.

   The Company is party to a reinsurance agreement with a ZFS affiliated company, Zurich Insurance Company, Bermuda Branch ("ZICBB"). Under the terms of this agreement, the Company cedes, on a yearly renewable term basis, 100 percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to BOLI. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB and, under the original agreement, retained a portion of such funds in a funds withheld account ("FWA") which is included as a component of benefits and funds payable in the accompanying consolidated balance sheet as of December 31, 2001.

   During the first quarter of 2002, the Company amended the BOLI reinsurance agreement with ZICBB. Under the amended agreement, the balance in the FWA was transferred to a trust account that acts as security for the reinsurance agreement. On January 25, 2002, approximately $222.5 million in cash was transferred to the trust account. The trust account is not reflected in the Company's consolidated financial statements but is included in ZICBB's financial statements as of December 31, 2002. At December 31, 2002, reserve credits totaling $237.6 million were secured by the trust agreement, which was supported by cash and invested assets with a fair value of approximately $252.6 million.

   The net amount at risk of the guaranteed minimum death benefit and guaranteed retirement income benefit on certain new variable annuity contracts issued between March 1, 1997 and April 30, 2000 were ceded to outside reinsurers. As of December 31, 2002 and 2001, the reinsurance recoverable related to reinsuring the net amount at risk on these contracts amounted to $24.7 million and $8.3 million, respectively.

   Effective December 31, 2001, the Company entered into a quota-share reinsurance agreement with ZICBB. Under the terms of this agreement, the Company cedes 100 percent of the net amount at risk of the guaranteed minimum death benefit and guaranteed retirement income benefit portions of a small number of specific variable annuity contracts. As consideration for this reinsurance coverage, the Company cedes 100 percent of all charges to policyholders and all revenue sharing income received from fund managers related to such reinsured policies. In 2001, the Company received $7.9 million of ceding commissions and expense allowances, and paid $1.2 million of ceded premiums, related to this reinsurance agreement. The account values related to these policies are held in the Company's separate account during the accumulation period of the contracts. The reserve credits under this treaty are secured by a trust agreement that requires the fair market value of assets therein to at least equal 102 percent of such reserve credits.

   In January 2003, the specific annuities that comprised the block of business ceded to ZICBB were surrendered. Approximately $5.0 million in surrender charges collected on these specific annuities was paid to ZICBB at the end of February 2003, as the final settlement payment related to this reinsurance agreement.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In the fourth quarter of 2000, the yearly renewable term reinsurance agreement between the Company and FKLA was terminated. Premiums and reserves were both reduced by $7.7 million. A difference in the basis of the reserves between GAAP and statutory accounting resulted in a deemed dividend distribution to Kemper of $16.3 million.

   Also in the fourth quarter of 2000, the Company assumed from FKLA $100.0 million in premiums related to a Funding Agreement. Funding Agreements are insurance contracts similar to structured settlements, immediate annuities and guaranteed investment contracts ("GICs"). The contracts qualify as insurance under state laws and are sold as non-surrenderable immediate annuities to a trust established by a securities firm. The securities firm sold interests in the trust to institutional investors. This Funding Agreement has a variable rate of interest based upon LIBOR, is an obligation of the Company's general account and is recorded as a future policy benefit.

   As previously discussed, the Company entered into an interest rate swap in 2000 to exchange the floating-rate interest payments for fixed interest payments.

   The following table contains amounts related to the BOLI funds withheld reinsurance agreement with ZICBB (in millions):

Business Owned Life Insurance (BOLI)
(in millions)

                                            Year Ended December 31,
                                         ----------------------------
                                           2002      2001      2000
                                         --------  --------  --------
         Face amount in force........... $ 85,592  $ 85,564  $ 85,358
                                         ========  ========  ========
         Net amount at risk ceded....... $(75,288) $(76,283) $(78,169)
                                         ========  ========  ========
         Cost of insurance charges ceded $  156.5  $  168.1  $  173.8
                                         ========  ========  ========
         Funds withheld account......... $     --  $  236.1  $  228.8
                                         ========  ========  ========

   The Company's FWA supported reserve credits on reinsurance ceded on the BOLI product at December 31, 2001 and 2000. At December 31, 2002, the trust supports reserve credits on the reinsurance ceded.

(8) Postretirement Benefits Other Than Pensions

   FKLA sponsors a health and welfare benefit plan that provides insurance benefits covering substantially all eligible, active and retired employees of FKLA and their covered dependents and beneficiaries. The Company is allocated a portion of the costs of providing such benefits. The Company is self-insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $5,000 per participant retiring in 2001 and subsequent years, and $10,000 per participant retiring in years prior to 2001.

   The allocated accumulated postretirement benefit obligation accrued by the Company as of December 31, 2002 and 2001 amounted to $1.4 million and $1.3 million, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The discount rate used in determining the allocated postretirement benefit obligation was 6.5 percent and 7.0 percent for 2002 and 2001, respectively. The assumed health care trend rate used was based on projected experience for 2002,
7.3 percent for 2003, gradually declining to 6.1 percent by the year 2007 and gradually declining thereafter.

   A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 2002 and 2001 by $159 thousand and $142 thousand, respectively.

(9) Commitments and Contingent Liabilities

   The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

   Although neither the Company nor its joint venture projects have been identified as a "potentially responsible party" under federal environmental guidelines, inherent in the ownership of, or lending to, real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned or on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations.

   However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.

(10) Financial Instruments--Off-Balance-Sheet Risk

   At December 31, 2002, the Company had future legal loan commitments and stand-by financing agreements totaling $29.9 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.

(11) Fair Value of Financial Instruments

   Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

   Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

   The Company used the following methods and assumptions in estimating the fair value of its financial instruments:

      Fixed maturity securities and equity securities: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, DIM.

      Cash and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

      Policy loans: The carrying value of policy loans approximates the fair value as the Company adjusts the rates to remain competitive.

      Mortgage loans and other real estate-related investments: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell and where no observable price is available, by appraised value. The estimates of fair value should be used with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market. Mortgage loans and other real estate-related investments are stated at their aggregate unpaid balances, less a valuation allowance of $4.8 million and $2.8 million in 2002 and 2001, respectively. The real estate portfolio is monitored closely and reserves are adjusted to reflect market conditions. This results in a carrying value that approximates fair value at December 31, 2002 and 2001.

      Other investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

      Life policy benefits: For deposit liabilities with defined maturities, the fair value was based on the discounted value of future cash flows. The discount rate was based on the rate that would be offered for similar deposits at the reporting date. For all other deposit liabilities, primarily deferred annuities and universal life contracts, the fair value was based on the amount payable on demand at the reporting date.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The carrying values and estimated fair values of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                                   December 31, 2002     December 31, 2001
                                                 --------------------- ---------------------
                                                  Carrying              Carrying
                                                   Value    Fair Value   Value    Fair Value
                                                 ---------- ---------- ---------- ----------
(in thousands)
Financial instruments recorded as assets:
   Fixed maturity securities.................... $3,420,773 $3,420,773 $3,094,560 $3,094,560
   Cash and short-term investments..............     47,436     47,436    216,479    216,479
   Mortgage loans and other real estate-related
     assets.....................................    177,691    177,691    176,440    176,440
   Policy loans.................................    223,888    223,888    239,787    239,787
   Equity securities............................     58,615     58,615     67,731     67,731
   Other invested assets........................      2,491      2,491     20,799     20,799
Financial instruments recorded as liabilities:
   Life policy benefits, excluding term life
     reserves...................................  3,625,384  3,565,147  3,376,604  3,324,417
   Funds withheld account.......................         --         --    236,134    236,134

(12) Stockholder's Equity--Retained Earnings

   The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to stockholders without prior approval of regulatory authorities is restricted. In 2003, the Company cannot pay any dividends without Illinois Department of Insurance approval. In 2002, the Company did not pay dividends. The Company paid cash dividends of $13.0 million and $20.0 million to Kemper during 2001 and 2000, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of the reinsurance agreement with FKLA.

   The Company's net income (loss) and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                           2002      2001      2000
                                         --------  --------  --------
           (in thousands)
           Net income (loss)............ $(84,871) $(71,854) $ 19,975
                                         ========  ========  ========
           Statutory capital and surplus $312,653  $332,598  $397,423
                                         ========  ========  ========

   The Company's statutory net loss reflects the market downturn and its impact on reserves for guaranteed death and living benefits consistent with statutory reserving methodology.

   As of January 1, 2001, the Company adopted the Codification of Statutory Accounting Principles ("Codification") guidance. The National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual is the NAIC's primary guidance on statutory accounting. Codification provides guidance for areas where statutory accounting had been silent and changed current statutory accounting in some areas. The Illinois Insurance Department adopted Codification, effective January 1, 2001. The Company's statutory surplus was positively impacted by $16.7 million upon adoption as a result of the net effect of recording a deferred tax asset, of non-admitting non-operating system software, of non-admitting net affiliated receivables and other changes caused by Codification.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(13) Unaudited Interim Financial Information

   The following table sets forth the Company's unaudited quarterly financial information:

                                                                Quarter Ended
                                           ------------------------------------------------------
                                           March 31   June 30  September 30 December 31    Year
                                           --------  --------  ------------ ----------- ---------
(in thousands)
2002 Operating Summary
   Revenue................................ $ 92,322  $105,170   $  92,308    $ 90,962   $ 380,762
                                           ========  ========   =========    ========   =========
   Net operating income, excluding
     realized gains, before cumulative
     effect of accounting change.......... $  8,109  $    394   $(169,309)   $ 14,261   $(146,545)
                                           ========  ========   =========    ========   =========
   Net operating income (loss), excluding
     realized gains....................... $(13,798) $    394   $(169,309)   $ 14,261   $(168,452)
   Net realized investment gains (losses).     (841)    7,613       1,037      (8,315)       (506)
                                           --------  --------   ---------    --------   ---------
       Net income (loss).................. $(14,639) $  8,007   $(168,272)   $  5,946   $(168,958)
                                           ========  ========   =========    ========   =========
2001 Operating Summary
   Revenue................................ $ 91,072  $ 98,360   $  85,013    $123,852   $ 398,297
                                           ========  ========   =========    ========   =========
   Net operating income (loss), excluding
     realized gains (losses).............. $  8,183  $ (1,364)  $  (6,443)   $ 37,792   $  38,168
   Net realized investment gains (losses).    1,375     5,257       1,206       5,591      13,429
                                           --------  --------   ---------    --------   ---------
       Net income (loss).................. $  9,558  $  3,893   $  (5,237)   $ 43,383   $  51,597
                                           ========  ========   =========    ========   =========
2000 Operating Summary
   Revenue................................ $ 87,648  $103,446   $  94,249    $ 75,567   $ 360,910
                                           ========  ========   =========    ========   =========
   Net operating income, excluding
     realized gains (losses).............. $ 12,031  $  9,953   $   8,710    $ 22,987   $  53,681
   Net realized investment gains (losses).   (1,378)     (105)        948      (4,845)     (5,380)
                                           --------  --------   ---------    --------   ---------
       Net income......................... $ 10,653  $  9,848   $   9,658    $ 18,142   $  48,301
                                           ========  ========   =========    ========   =========

(14) Operations by Business Segment

   The Company, along with FKLA, ZLICA and FLA, operate under the trade name Zurich Life, formerly Zurich Kemper Life. Prior to 2002, Zurich Life was organized by Strategic Business Unit ("SBU"). Each SBU concentrated on specific distribution channels. However, the SBUs were not managed at the legal entity level, but rather at the Zurich Life level. Zurich Life's SBUs cross legal entity lines, as certain similar products are sold by more than one legal entity and/or through more than one distribution channel.

   In 2002, the Company's management team shifted its financial focus from SBU performance to a line of business performance within each legal entity. The SBUs are now primarily responsible for market management, including distribution management, product design, sales and marketing.

   The Company has two primary operating segments, life insurance and annuities, that offer different types of products and services. These two operating segments reflect the way the Company manages its operations and makes business decisions.

   Premiums received from the sale of annuity products and the majority of our life insurance products are treated as deposit-type funds and are not recorded as revenue within the consolidated statements of operations.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

However, revenues for both the life insurance and annuity segments are generated from investing these deposit-type funds. For universal life insurance products and fixed annuity products, deposits are primarily invested in fixed maturity securities and the Company earns investment income. Variable life insurance deposits and variable annuity deposits are transferred to the separate account and invested in underlying investment funds that invest in stocks and bonds. The Company receives cost of insurance charges and other separate account fees as revenues from this business. In addition, the Company receives premium tax and DAC Tax expense loads from certain contractholders.

   In the following table, the Company uses the caption "net operating income" as an operating measure of segment performance. Net operating income is calculated by deducting net realized investment gains or losses, net of related income taxes, and the cumulative effect of a change in accounting principle, net of tax, from net income. Net realized investment gains or losses are excluded from net operating income because they can, in part, be discretionary and are not indicative of operational trends.

   Prior period information has been restated to conform to the new composition of our segments.

                                                   Twelve Months Ended                 Twelve Months Ended
                                                    December 31, 2002                   December 31, 2001
                                           -----------------------------------  ---------------------------------
                                              Life       Annuity      Total        Life     Annuity      Total
                                           ----------  ----------  -----------  ---------- ---------- -----------
(in thousands)
Total operating revenue................... $   80,573  $  300,968  $   381,541  $   78,196 $  299,441 $   377,637
                                           ----------  ----------  -----------  ---------- ---------- -----------
Operating income (loss) before tax
 expense, goodwill impairment and
 cumulative effect of accounting change... $   13,663  $   (5,800) $     7,863  $   15,721 $   43,370 $    59,091
Income tax expense (benefit) on
 operations...............................      5,238      (7,342)      (2,104)      7,128     13,795      20,923
Goodwill impairment.......................    (32,832)   (123,679)    (156,511)         --         --          --
                                           ----------  ----------  -----------  ---------- ---------- -----------
Net operating income (loss) before
 cumulative effect of accounting change...    (24,407)   (122,137)    (146,544)      8,593     29,575      38,168
Cumulative effect of accounting change,
 net of tax...............................         --     (21,907)     (21,907)         --         --          --
                                           ----------  ----------  -----------  ---------- ---------- -----------
Net operating income (loss)............... $  (24,407) $ (144,044) $  (168,451) $    8,593 $   29,575 $    38,168
                                           ==========  ==========  ===========  ========== ========== ===========
Goodwill.................................. $       --  $       --  $        --  $    6,601 $  171,817 $   178,418
                                           ----------  ----------  -----------  ---------- ---------- -----------
Total assets.............................. $9,840,840  $8,825,442  $18,666,282  $8,841,469 $9,248,359 $18,089,828
                                           ==========  ==========  ===========  ========== ========== ===========
Total reserve for policyholder benefits in
 the general account...................... $  808,389  $3,303,100  $ 4,111,489  $  628,899 $3,005,262 $ 3,634,161
Total Separate Account liabilities........  8,848,140   4,699,236   13,547,376   7,696,013  5,412,740  13,108,753
                                           ----------  ----------  -----------  ---------- ---------- -----------
Total reserve for policyholder benefits... $9,656,529  $8,002,336  $17,658,865  $8,324,912 $8,418,002 $16,742,914
                                           ==========  ==========  ===========  ========== ========== ===========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                      Twelve Months Ended
                                                       December 31, 2000
                                               ----------------------------------
                                                  Life      Annuity      Total
                                               ---------- ----------  -----------
(in thousands)
Total operating revenue....................... $   90,913 $  278,274  $   369,187
                                               ---------- ----------  -----------
Operating income (loss) before tax expense,
 goodwill impairment and cumulative effect of
 accounting change............................ $   23,820 $   34,005  $    57,825
Income tax expense (benefit) on operations....      4,171        (27)       4,144
                                               ---------- ----------  -----------
Net operating income (loss) before cumulative
 effect of accounting change..................     19,649     34,032       53,681
Cumulative effect of accounting change, net of
 tax..........................................         --         --           --
                                               ---------- ----------  -----------
Net operating income (loss)................... $   19,649 $   34,032  $    53,681
                                               ========== ==========  ===========
Goodwill...................................... $    5,764 $  185,399  $   191,163
                                               ---------- ----------  -----------
Total assets.................................. $8,077,697 $7,928,946  $16,006,643
                                               ========== ==========  ===========
Total reserve for policyholder benefits in the
 general account.............................. $  691,290 $2,896,850  $ 3,588,140
Total Separate Account liabilities............  7,009,309  4,170,330   11,179,639
                                               ---------- ----------  -----------
Total reserve for policyholder benefits....... $7,700,599 $7,067,180  $14,767,779
                                               ========== ==========  ===========

(15) Subsequent Event

   In the first quarter of 2003, the specific annuities that comprised the block of business ceded to ZICBB were surrendered. Approximately $5.0 million in surrender charges collected on these specific annuities was paid to ZICBB at the end of February, 2003, as the final settlement payment related to this reinsurance agreement.

(16) Effects of New Accounting Pronouncements

   In January, 2003, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 46 ("FIN 46"), Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51. The primary objective of FIN 46 is to provide guidance on the identification of, and financial reporting for, entities over which control is achieved through means other than voting rights; such entities are known as variable-interest entities. While there are a number of criteria that determine the effective date of FIN 46, the Company has concluded that it does not have any variable-interest entities.

APPENDIX A

TABLE OF ADJUSTED ACCUMULATION UNIT VALUES AND PERFORMANCE INFORMATION

The accumulation unit values shown in the tables are for the life of the underlying Portfolio to December 31, 2002 based on current deductions and charges applicable to the Contracts. The Contracts were be initially offered July 23, 2002. Values may have varied had assets actually been allocated to the Separate Account under the Contracts. The actual performance of underlying Portfolios and actual contract charges and Optional Enhanced Death Benefit Annual Step-Up With 5% Roll-Up Option ("OEDB") rider charges have been used to compute these adjusted accumulation unit values.

ADJUSTED ACCUMULATION UNIT VALUES

                       Alger American Balanced Subaccount
                       ----------------------------------

              Date          Unit Values without OEDB      Unit Values with OEDB
              ----          ------------------------      ---------------------

          05/01/02                  10.690865                   10.698123
          12/31/02                   9.683976                    9.668204

                   Alger American Leveraged AllCap Subaccount
                   ------------------------------------------

              Date          Unit Values without OEDB      Unit Values with OEDB
              ----          ------------------------      ---------------------

          05/01/02                  12.178017                   12.186312
          12/31/02                   8.763309                    8.749013

                Credit Suisse Trust-Emerging Markets Subaccount
                -----------------------------------------------

              Date          Unit Values without OEDB      Unit Values with OEDB
              ----          ------------------------      ---------------------


          12/31/97                  11.522916                   11.751018
          12/31/98                   9.339899                    9.456087
          12/31/99                  16.762611                   17.035953
          12/29/00                  11.222553                   11.296124
          12/31/01                   9.960793                    9.980745
          12/31/02                   8.660043                    8.645922

            Credit Suisse Trust-Global Post-Venture Capital Subaccount
            ----------------------------------------------------------

              Date          Unit Values without OEDB      Unit Values with OEDB
              ----          ------------------------      ---------------------

          09/30/96                  12.648380                   12.999029
          12/31/96                  12.281418                   12.597323
          12/31/97                  13.702713                   14.026214
          12/31/98                  14.341652                   14.618388
          12/31/99                  23.188685                   23.715329
          12/29/00                  18.355843                   18.555459
          12/31/01                  12.828344                   12.862146
          12/31/02                   8.299275                    8.285743

                      Dreyfus IP MidCap Stock Subaccount
                      ----------------------------------

              Date          Unit Values without OEDB      Unit Values with OEDB
              ----          ------------------------      ---------------------

          05/31/98                  10.009570                   10.140726
          12/31/98                  10.064712                   10.179598
          12/31/99                  10.974143                   11.069876
          12/29/00                  11.686642                   11.750836
          12/31/01                  11.103607                   11.126032
          12/31/02                   9.537696                    9.522160

                 Dreyfus Socially Responsible Growth Subaccount
                 ----------------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        10/07/93                   5.522315                    5.595950
        12/31/93                   5.912485                    5.993077
        12/30/94                   5.916175                    5.990176
        12/29/95                   7.866026                    7.970804
        12/31/96                   9.409096                    9.531515
        12/31/97                  11.924732                   12.075883
        12/31/98                  15.212116                   15.388997
        12/31/99                  19.485354                   19.669149
        12/29/00                  17.037166                   17.130853
        12/31/01                  12.922676                   12.948808
        12/31/02                   9.004203                    8.989520

                      INVESCO VIF-Utilities Subaccount
                      --------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        01/03/95                   8.803932                    9.011746
        12/29/95                   9.456629                    9.665748
        12/31/96                  10.507489                   10.726857
        12/31/97                  12.788779                   13.056879
        12/31/98                  15.817725                   16.139703
        12/31/99                  18.534975                   18.853809
        12/29/00                  19.142215                   19.349501
        12/31/01                  12.668190                   12.699522
        12/31/02                   9.919102                    9.902970

                    Scudder 21/st/ Century Growth Subaccount
                    ----------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ----------------------

        05/03/99                  16.066736                   16.247548
        12/31/99                  27.937754                   28.188092
        12/31/00                  21.210904                   21.327641
        12/31/01                  15.951229                   15.983532
        12/31/02                   9.231740                    9.216693

                      Scudder Capital Growth Subaccount
                      ---------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
           -----          ------------------------      ---------------------

        05/12/97                  10.313224                   10.500185
        12/31/97                  12.039351                   12.230777
        12/31/98                  14.553426                   14.734154
        12/31/99                  19.302064                   19.474814
        12/31/00                  17.056990                   17.150769
        12/31/01                  13.476064                   13.503312
        12/31/02                   9.358742                    9.343493

                     Scudder Global Discovery Subaccount
                     -----------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        05/02/97                   8.309973                    8.461395
        12/31/97                   9.370370                    9.519329
        12/31/98                  10.704353                   10.837237
        12/31/99                  17.434110                   17.590160
        12/31/00                  16.214484                   16.303621

        12/31/01                  11.962737                   11.986901
        12/31/02                   9.401770                    9.386453

                    Scudder Growth and Income Subaccount
                    ------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        05/01/97                  11.193709                   11.426583
        12/31/97                  13.719785                   14.027830
        12/31/98                  14.375809                   14.641307
        12/31/99                  14.914335                   15.120755
        12/31/00                  15.434791                   15.570181
        12/31/01                  12.332408                   12.362547
        12/31/02                   9.274494                    9.259369

                     Scudder Health Sciences Subaccount
                     ----------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        05/01/01                  13.709872                   13.782257
        12/31/01                  14.431446                   14.467423
        12/31/02                  10.905720                   10.887965

                       Scudder International Subaccount
                       --------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        05/08/97                  12.048679                   12.321761
        12/31/97                  12.188604                   12.434068
        12/31/98                  14.212970                   14.475867
        12/31/99                  21.810898                   22.263358
        12/31/00                  16.507955                   16.665230
        12/31/01                  11.109822                   11.134378
        12/31/02                   8.881729                    8.867249

                     Scudder Aggressive Growth Subaccount
                     ------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        05/03/99                  14.528770                   14.832970
        12/31/99                  20.244482                   20.630750
        12/31/00                  18.843372                   19.046721
        12/31/01                  14.441737                   14.483441
        12/31/02                   9.836731                    9.820703

                        Scudder Blue Chip Subaccount
                        ----------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        05/01/97                  10.780151                   10.999391
        12/31/97                  11.914794                   12.149295
        12/31/98                  13.356309                   13.587318
        12/31/99                  16.481375                   16.735861
        12/31/00                  14.870859                   14.996767
        12/31/01                  12.269338                   12.299143
        12/31/02                   9.378619                    9.363342

                     Scudder Contrarian Value Subaccount
                     -----------------------------------

             Date          Unit Values without OEDB      Unit Values with OEDB
             ----          ------------------------       --------------------

         05/01/96                   6.167682                   6.252302
         12/31/96                   7.180897                   7.283866
         12/31/97                   9.251885                   9.393281
         12/31/98                  10.877457                  11.030830
         12/31/99                   9.584764                   9.669989
         12/31/00                  10.954554                  11.022531
         12/31/01                  10.963825                  10.987514
         12/31/02                   9.161581                   9.146648

     Scudder Fixed Income (formerly Scudder Investment Grade Bond) Subaccount
     ------------------------------------------------------------------------

           Date          Unit Values without OEDB     Unit Values with OEDB
           ----          ------------------------     ---------------------

       05/01/96                   7.691910                    7.814204
       12/31/96                   7.886259                    8.001230
       12/31/97                   8.471776                    8.580948
       12/31/98                   9.004298                    9.100782
       12/31/99                   8.672842                    8.737021
       12/31/00                   9.382349                    9.428026
       12/31/01                   9.755636                    9.772629
       12/31/02                  10.353277                   10.336443

                      Scudder Global Blue Chip Subaccount
                      -----------------------------------

             Date          Unit Values without OEDB      Unit Values with OEDB
             ----          ------------------------      ---------------------

         05/05/98                  11.864658                  12.082613
         12/31/98                  11.476629                  11.648502
         12/31/99                  14.322644                  14.516080
         12/31/00                  13.584393                  13.690089
         12/31/01                  11.269725                  11.294870
         12/31/02                   9.319062                   9.303876

                    Scudder Government Securities Subaccount
                    ----------------------------------------

              Date          Unit Values without OEDB     Unit Values with OEDB
             -----          ------------------------     ---------------------

         09/03/87                   4.201455                   4.284973
         12/31/87                   4.212128                   4.294343
         12/31/88                   4.281147                   4.360575
         12/31/89                   4.839516                   4.934229
         12/31/90                   5.245659                   5.348692
         12/31/91                   5.972412                   6.095314
         12/31/92                   6.235773                   6.357571
         12/31/93                   6.546203                   6.666913
         12/31/94                   6.264843                   6.362649
         12/31/95                   7.361528                   7.479595
         12/31/96                   7.433019                   7.535128
         12/31/97                   7.979991                   8.076828
         12/31/98                   8.410777                   8.494908
         12/31/99                   8.332073                   8.391311
         12/31/00                   9.099358                   9.142322
         12/31/01                   9.621097                   9.637624
         12/31/02                  10.215265                  10.198639

                           Scudder Growth Subaccount
                           -------------------------

             Date          Unit Values without OEDB      Unit Values with OEDB
             ----          ------------------------      ---------------------

         12/13/83                   2.400239                   2.435751
         12/31/83                   2.471030                   2.508608
         12/31/84                   2.705083                   2.747982
         12/31/85                   3.352199                   3.414986
         12/31/86                   3.616688                   3.685800
         12/31/87                   3.626219                   3.691494
         12/31/88                   3.588419                   3.648152
         12/31/89                   4.558805                   4.649084
         12/31/90                   4.518134                   4.600016
         12/31/91                   7.181020                   7.373419
         12/31/92                   7.325377                   7.507209

       12/31/93                   8.292850                    8.502909
       12/31/94                   7.820494                    7.985603
       12/31/95                  10.302513                   10.553974
       12/31/96                  12.375034                   12.684394
       12/31/97                  14.817195                   15.183277
       12/31/98                  16.783967                   17.152020
       12/31/99                  22.707248                   23.195687
       12/31/00                  17.920267                   18.104363
       12/31/01                  13.619500                   13.656559
       12/31/02                   9.430934                    9.415568

          Scudder High Income (formerly Scudder High Yield) Subaccount
          ------------------------------------------------------------

           Date          Unit Values without OEDB      Unit Values with OEDB
           ----          ------------------------      ---------------------

       04/14/82                   1.897429                    1.920353
       12/31/82                   2.353153                    2.387492
       12/31/83                   2.669190                    2.711453
       12/31/84                   2.969795                    3.019657
       12/31/85                   3.577753                    3.646668
       12/31/86                   4.167050                    4.255664
       12/31/87                   4.354062                    4.445070
       12/31/88                   4.987803                    5.099909
       12/31/89                   4.848714                    4.947110
       12/31/90                   4.024335                    4.086595
       12/31/91                   6.073580                    6.205189
       12/31/92                   7.070043                    7.232720
       12/31/93                   8.389392                    8.596184
       12/31/94                   8.062148                    8.231048
       12/31/95                   9.345612                    9.543959
       12/31/96                  10.509971                   10.723414
       12/31/97                  11.554329                   11.766717
       12/31/98                  11.518846                   11.683683
       12/31/99                  11.563704                   11.683089
       12/31/00                  10.369328                   10.427442
       12/31/01                  10.460733                   10.481200
       12/31/02                  10.239101                   10.222452

              Scudder International Select Equity Subaccount
              ----------------------------------------------

           Date          Unit Values without OEDB      Unit Values with OEDB
           ----          ------------------------      ---------------------

       01/06/92                   7.204753                    7.398216
       12/31/92                   7.038273                    7.205959
       12/31/93                   9.274491                    9.538337
       12/31/94                   8.781713                    8.990745
       12/31/95                   9.773792                    9.999783
       12/31/96                  11.230816                   11.484877
       12/31/97                  12.100706                   12.343354
       12/31/98                  13.097167                   13.319657
       12/31/99                  18.854231                   19.189159
       12/31/00                  14.644927                   14.767112
       12/31/01                  10.847665                   10.870701
       12/31/02                   9.201711                    9.186705

                      Scudder Money Market Subaccount
                      -------------------------------

           Date           Unit Values without OEDB     Unit Values with OEDB
           ----           ------------------------     ---------------------

       04/06/82                   3.908963                    3.908963
       12/31/82                   4.211930                    4.211930
       12/31/83                   4.542721                    4.542721
       12/31/84                   4.965290                    4.965290
       12/31/85                   5.302894                    5.302894
       12/31/86                   5.580183                    5.580183
       12/31/87                   5.869384                    5.869384
       12/31/88                   6.224880                    6.224880
       12/31/89                   6.705586                    6.705586
       12/31/90                   7.155026                    7.155026
       12/31/91                   7.470157                    7.470157
       12/31/92                   7.610521                    7.610521
       12/31/93                   7.709562                    7.709562
       12/31/94                   7.893185                    7.893185
       12/31/95                   8.215702                    8.215702
       12/31/96                   8.498812                    8.498812
       12/31/97                   8.807268                    8.807268
       12/31/98                   9.116500                    9.116500
       12/31/99                   9.405403                    9.405403
       12/31/00                   9.815280                    9.815280
       12/31/01                  10.015822                   10.015822
       12/31/02                   9.983371                    9.983371

                Scudder Real Estate Securities Subaccount
                -----------------------------------------

           Date          Unit Values without OEDB      Unit Values with OEDB
           ----          ------------------------      ---------------------

       05/01/03                     N/A                         N/A

                    Scudder Small Cap Growth Subaccount
                    -----------------------------------

           Date          Unit Values without OEDB      Unit Values with OEDB
           ----          ------------------------      ---------------------

       05/02/94                   7.088058                    7.233083
       12/31/94                   7.296026                    7.437657
       12/31/95                   9.319972                    9.522556
       12/31/96                  11.894625                   12.176528
       12/31/97                  15.797310                   16.209174
       12/31/98                  18.412990                   18.851800
       12/31/99                  24.433006                   24.992839
       12/31/00                  21.281545                   21.539317
       12/31/01                  14.801407                   14.844892
       12/31/02                   9.659542                    9.643804

                   Scudder Strategic Income Subaccount
                   -----------------------------------

           Date          Unit Values without OEDB      Unit Values with OEDB
           ----          ------------------------      ---------------------

       05/01/97                   8.484061                    8.621705
       12/31/97                   8.637625                    8.763797
       12/31/98                   9.446424                    9.567698
       12/31/99                   8.740345                    8.818408

      12/31/00                   8.821965                    8.875254
      12/31/01                   9.133689                    9.162265
      12/31/02                  10.000000                   10.000000


                 Scudder Technology Growth Subaccount
                 ------------------------------------

          Date          Unit Values without OEDB      Unit Values with OEDB
          ----          ------------------------      ---------------------

      05/03/99                  16.474033                   16.818752
      12/31/99                  29.218168                   30.094412
      12/31/00                  22.301969                   22.609871
      12/31/01                  14.736642                   14.783555
      12/31/02                   9.316705                    9.301531

                    Scudder Total Return Subaccount
                    -------------------------------

          Date          Unit Values without OEDB      Unit Values with OEDB
          ----          ------------------------      ---------------------

      04/14/82                   1.641210                    1.658401
      12/31/82                   2.030796                    2.056431
      12/31/83                   2.362429                    2.395638
      12/31/84                   2.213931                    2.241588
      12/31/85                   2.816789                    2.859487
      12/31/86                   3.205160                    3.257520
      12/31/87                   3.180049                    3.228462
      12/31/88                   3.518459                    3.574024
      12/31/89                   4.317658                    4.395927
      12/31/90                   4.472761                    4.550426
      12/31/91                   6.119995                    6.254552
      12/31/92                   6.129301                    6.251833
      12/31/93                   6.783562                    6.918751
      12/31/94                   6.031254                    6.125584
      12/31/95                   7.511639                    7.639782
      12/31/96                   8.653699                    8.798522
      12/31/97                  10.242634                   10.410052
      12/31/98                  11.618101                   11.786954
      12/31/99                  13.127730                   13.283218
      12/31/00                  12.548415                   12.634751
      12/31/01                  11.570258                   11.595738
      12/31/02                   9.636014                    9.620320

                   SVS Davis Venture Value Subaccount
                   ----------------------------------

          Date          Unit Values without OEDB      Unit Values with OEDB
          ----          ------------------------      ---------------------

      05/01/01                  12.456785                   12.524396
      12/31/01                  11.692652                   11.719125
      12/31/02                   9.665977                    9.650245

                SVS Dreman Financial Services Subaccount
                ----------------------------------------

          Date          Unit Values without OEDB      Unit Values with OEDB
          ----          ------------------------      ---------------------

      05/04/98                  10.096083                   10.248818
      12/31/98                   9.759486                    9.879698
      12/31/99                   9.106515                    9.181450
      12/31/00                  11.390562                   11.462300
      12/31/01                  10.648664                   10.670324
      12/31/02                   9.577574                    9.561976

                  SVS Dreman High Return Equity Subaccount
                  ----------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        05/04/98                  10.366660                   10.528048
        12/31/98                  10.545413                   10.686287
        12/31/99                   9.200080                    9.276697
        12/31/00                  11.824097                   11.901622
        12/31/01                  11.814853                   11.841830
        12/31/02                   9.507468                    9.491998

                    SVS Dreman Small Cap Value Subaccount
                    -------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        05/01/96                  10.495677                   10.663927
        12/31/96                  10.579875                   10.732972
        12/31/97                  12.711319                   12.893185
        12/31/98                  11.079921                   11.188611
        12/31/99                  11.209885                   11.290543
        12/31/00                  11.480027                   11.532377
        12/31/01                  13.293836                   13.319656
        12/31/02                   8.945157                    8.930578

                SVS Eagle Focused Large Cap Growth Subaccount
                ---------------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        10/29/99                  13.926602                   14.122083
        12/31/99                  17.794742                   18.095784
        12/31/00                  15.861638                   16.006761
        12/31/01                  12.918861                   12.952381
        12/31/02                   9.141673                    9.126773

                     SVS Focus Value+Growth Subaccount
                     ---------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        05/01/96                   8.521223                    8.684865
        12/31/96                   9.685145                    9.874784
        12/31/97                  12.001044                   12.241646
        12/31/98                  14.214021                   14.478913
        12/31/99                  16.290008                   16.541033
        12/31/00                  15.340371                   15.475776
        12/31/01                  12.877383                   12.910663
        12/31/02                   9.365931                    9.350675

                          SVS Index 500 Subaccount
                          ------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        09/01/99                  14.946863                   15.185067
        12/31/99                  16.292250                   16.543289
        12/31/00                  14.384457                   14.503110
        12/31/01                  12.414754                   12.445516
        12/31/02                   9.460883                    9.445468

                  SVS INVESCO Dynamic Growth Subaccount
                  -------------------------------------

           Date          Unit Values without OEDB      Unit Values with OEDB
           ----          ------------------------      ---------------------

       05/01/01                  16.266069                   16.387166
       12/31/01                  14.126535                   14.167410
       12/31/02                   9.588581                    9.572969

                  SVS Janus Growth And Income Subaccount
                  --------------------------------------

           Date          Unit Values without OEDB      Unit Values with OEDB
           ----          ------------------------      ---------------------

       10/29/99                  13.460105                   13.642531
       12/31/99                  15.447469                   15.673394
       12/31/00                  13.757140                   13.865793
       12/31/01                  11.844224                   11.872185
       12/31/02                   9.234799                    9.219744

                SVS Janus Growth Opportunities Subaccount
                -----------------------------------------

           Date          Unit Values without OEDB      Unit Values with OEDB
           ----          ------------------------      ---------------------

       10/29/99                  18.735616                   19.085221
       12/31/99                  21.793369                   22.238381
       12/31/00                  18.883900                   19.086486
       12/31/01                  14.115412                   14.154851
       12/31/02                   9.603123                    9.587470

                    SVS MFS Strategic Value Subaccount
                    ----------------------------------

           Date          Unit Values without OEDB      Unit Values with OEDB
           ----          ------------------------      ---------------------

       05/01/02                  11.823789                   11.822680
       12/31/02                   9.521129                    9.505610

                   SVS Oak Strategic Equity Subaccount
                   -----------------------------------

           Date          Unit Values without OEDB      Unit Values with OEDB
           ----          ------------------------      ---------------------

       05/01/01                  20.342369                   20.539831
       12/31/01                  15.232843                   15.282355
       12/31/02                   9.014815                    9.000123

                   SVS Turner Mid Cap Growth Subaccount
                   ------------------------------------

           Date          Unit Values without OEDB      Unit Values with OEDB
           ----          ------------------------      ---------------------

       05/01/01                  16.318109                   16.437021
       12/31/01                  14.221269                   14.261665
       12/31/02                   9.445621                    9.430222

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                    With MIAA and no optional benefit riders


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                                 Total Return (1)   Total Return (2)
                                                                                                (Non-Standardized)   (Standardized)
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Inception   Year-To-  Ending  Cumulative Annualized     Annualized
                                                                Date (8)   Date %     Value      %           %              %
                                                                           Return (3)  (4)    Return      Return         Return
------------------------------------------------------------------------------------------------------------------------------------
                            Alger American Balanced Subaccount            -9.42%
                                            Life of Subaccount 08/02/2002             40,417    1.04%       1.04%             N/A
                                             Life of Portfolio 05/01/2002             36,217   -9.46%      -9.46%             N/A
                                                     Ten Years                           N/A      N/A         N/A             N/A
                                                    Five Years                           N/A      N/A         N/A             N/A
                                                   Three Years                           N/A      N/A         N/A             N/A
                                                      One Year                           N/A      N/A         N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------
                    Alger American Leveraged AllCap Subaccount           -28.04%
                                            Life of Subaccount 08/02/2002             38,119   -4.70%      -4.70%             N/A
                                             Life of Portfolio 05/01/2002             28,768  -28.08%     -28.08%             N/A
                                                     Ten Years                           N/A      N/A         N/A             N/A
                                                    Five Years                           N/A      N/A         N/A             N/A
                                                   Three Years                           N/A      N/A         N/A             N/A
                                                      One Year                           N/A      N/A         N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------
               Credit Suisse Trust-Emerging Markets Subaccount           -13.06%
                                            Life of Subaccount 05/01/1998             25,051  -37.37%      -9.53%          -9.53%
                                             Life of Portfolio 12/31/1997             29,942  -25.15%      -5.62%             N/A
                                                     Ten Years                           N/A      N/A         N/A             N/A
                                                    Five Years                        29,942  -25.15%      -5.63%             N/A
                                                   Three Years                        20,593  -48.52%     -19.85%         -21.08%
                                                      One Year                        34,753  -13.12%     -13.12%         -18.60%
------------------------------------------------------------------------------------------------------------------------------------
    Credit Suisse Trust-Global Post-Venture Capital Subaccount           -35.31%
                                            Life of Subaccount 05/01/1998             20,623  -48.44%     -13.22%         -13.22%
                                             Life of Portfolio 09/30/1996             26,096  -34.76%      -6.60%             N/A
                                                     Ten Years                           N/A      N/A         N/A             N/A
                                                    Five Years                        24,107  -39.73%      -9.63%             N/A
                                                   Three Years                        14,244  -64.39%     -29.12%         -30.20%
                                                      One Year                        25,854  -35.37%     -35.37%         -39.44%
------------------------------------------------------------------------------------------------------------------------------------
                            Dreyfus IP MidCap Stock Subaccount           -14.10%
                                            Life of Subaccount 08/02/2002             40,680    1.70%       1.70%             N/A
                                             Life of Portfolio 05/31/1998             38,004   -4.99%      -1.11%             N/A
                                                     Ten Years                           N/A      N/A         N/A             N/A
                                                    Five Years                           N/A      N/A         N/A             N/A
                                                   Three Years                        34,692  -13.27%      -4.63%             N/A
                                                      One Year                        34,335  -14.16%     -14.16%             N/A
------------------------------------------------------------------------------------------------------------------------------------
                Dreyfus Socially Responsible Growth Subaccount           -30.32%
                                            Life of Subaccount 08/02/2002             39,571   -1.07%      -1.07%             N/A
                                             Life of Portfolio 10/07/1993             64,999   62.50%       5.40%             N/A
                                                     Ten Years                           N/A      N/A         N/A             N/A
                                                    Five Years                        30,083  -24.79%      -5.54%             N/A
                                                   Three Years                        18,412  -53.97%     -22.79%             N/A
                                                      One Year                        27,847  -30.38%     -30.38%             N/A
------------------------------------------------------------------------------------------------------------------------------------
                            INVESCO VIF - Utilities Subaccount           -21.70%
                                            Life of Subaccount 05/01/2001             21,058  -47.35%     -31.92%         -34.15%

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                    With MIAA and no optional benefit riders


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                                 Total Return (1)   Total Return (2)
                                                                                                (Non-Standardized)   (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                            Inception     Year-To-    Ending  Cumulative Annualized     Annualized
                                                             Date (8)     Date %      Value       %           %             %
                                                                          Return (3)   (4)      Return     Return         Return
------------------------------------------------------------------------------------------------------------------------------------
                                      Life of Portfolio     01/03/1995                 44,875    12.19%       1.45%             N/A
                                              Ten Years                                   N/A       N/A         N/A             N/A
                                             Five Years                                30,904   -22.74%      -5.03%             N/A
                                            Three Years                                21,334   -46.66%     -18.90%             N/A
                                               One Year                                31,296   -21.76%     -21.76%         -26.69%
------------------------------------------------------------------------------------------------------------------------------------
                 Scudder 21st Century Growth Subaccount                  -42.13%
                                     Life of Subaccount     08/02/2002                 39,278    -1.81%      -1.81%             N/A
                                      Life of Portfolio     05/03/1999                 22,896   -42.76%     -14.12%             N/A
                                              Ten Years                                   N/A       N/A         N/A             N/A
                                             Five Years                                   N/A       N/A         N/A             N/A
                                            Three Years                                13,146   -67.14%     -30.99%             N/A
                                               One Year                                23,126   -42.19%     -42.19%             N/A
------------------------------------------------------------------------------------------------------------------------------------
                      Scudder Capital Growth Subaccount                  -30.55%
                                     Life of Subaccount     08/02/2002                 39,850    -0.37%      -0.37%             N/A
                                      Life of Portfolio     05/12/1997                 36,163    -9.59%      -1.77%             N/A
                                              Ten Years                                   N/A       N/A         N/A             N/A
                                             Five Years                                30,974   -22.57%      -4.99%             N/A
                                            Three Years                                19,322   -51.69%     -21.54%             N/A
                                               One Year                                27,755   -30.61%     -30.61%             N/A
------------------------------------------------------------------------------------------------------------------------------------
                    Scudder Global Discovery Subaccount                  -21.41%
                                     Life of Subaccount     08/02/2002                 39,143    -2.14%      -2.14%             N/A
                                      Life of Portfolio     05/02/1997                 45,119    12.80%       2.15%             N/A
                                              Ten Years                                   N/A       N/A         N/A             N/A
                                             Five Years                                40,014     0.04%       0.01%             N/A
                                            Three Years                                21,499   -46.25%     -18.69%             N/A
                                               One Year                                31,413   -21.47%     -21.47%             N/A
------------------------------------------------------------------------------------------------------------------------------------
                     Scudder Growth & Income Subaccount                  -24.80%
                                     Life of Subaccount     08/02/2002                 39,712    -0.72%      -0.72%             N/A
                                      Life of Portfolio     05/01/1997                 33,006   -17.49%      -3.33%             N/A
                                              Ten Years                                   N/A       N/A         N/A             N/A
                                             Five Years                                26,920   -32.70%      -7.61%             N/A
                                            Three Years                                24,802   -37.99%     -14.73%             N/A
                                               One Year                                30,058   -24.86%     -24.86%             N/A
------------------------------------------------------------------------------------------------------------------------------------
                     Scudder Health Sciences Subaccount                  -24.43%
                                     Life of Subaccount     08/02/2002                 40,503     1.26%       1.26%             N/A
                                      Life of Portfolio     05/01/2001                 31,779   -20.55%     -12.88%             N/A
                                              Ten Years                                   N/A       N/A         N/A             N/A
                                             Five Years                                   N/A       N/A         N/A             N/A
                                            Three Years                                   N/A       N/A         N/A             N/A
                                               One Year                                30,204   -24.49%     -24.49%             N/A
------------------------------------------------------------------------------------------------------------------------------------
                   Scudder International Subaccount (5)                  -20.06%
                                     Life of Subaccount     08/02/2002                 38,526    -3.69%      -3.69%             N/A
                                      Life of Portfolio     05/08/1997                 29,351   -26.62%      -5.33%             N/A
                                              Ten Years                                   N/A       N/A         N/A             N/A

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                    With MIAA and no optional benefit riders


---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Average Annual
                                                                                              Total Return (1)    Total Return (2)
                                                                                             (Non-Standardized)    (Standardized)
----------------------------------------------------------------------------------------------------------------------------------
                                                        Inception    Year-To-     Ending   Cumulative  Annualized        Annualized
                                                         Date (8)    Date %       Value        %           %                 %
                                                                     Return (3)    (4)       Return     Return            Return
----------------------------------------------------------------------------------------------------------------------------------
                                         Five Years                               29,028     -27.43%     -6.21%             N/A
                                        Three Years                               16,217     -59.46%    -25.99%             N/A
                                           One Year                               31,954     -20.12%    -20.12%             N/A
----------------------------------------------------------------------------------------------------------------------------------
               Scudder Aggressive Growth Subaccount                  -31.89%
                                 Life of Subaccount    08/02/2002                 41,846       4.62%      4.62%             N/A
                                  Life of Portfolio    05/03/1999                 26,894     -32.77%    -10.26%             N/A
                                          Ten Years                                  N/A         N/A        N/A             N/A
                                         Five Years                                  N/A         N/A        N/A             N/A
                                        Three Years                               19,364     -51.59%    -21.48%             N/A
                                           One Year                               27,221     -31.95%    -31.95%             N/A
----------------------------------------------------------------------------------------------------------------------------------
                       Scudder Blue Chip Subaccount                  -23.56%
                                 Life of Subaccount    08/02/2002                 40,054       0.14%      0.14%             N/A
                                  Life of Portfolio    05/01/1997                 34,663     -13.34%     -2.49%             N/A
                                          Ten Years                                  N/A         N/A        N/A             N/A
                                         Five Years                               31,366     -21.59%     -4.75%             N/A
                                        Three Years                               22,690     -43.28%    -17.22%             N/A
                                           One Year                               30,552     -23.62%    -23.62%             N/A
----------------------------------------------------------------------------------------------------------------------------------
                Scudder Contrarian Value Subaccount                  -16.44%
                                 Life of Subaccount    08/02/2002                 39,326      -1.68%     -1.68%             N/A
                                  Life of Portfolio    05/01/1996                 59,257      48.14%      6.07%             N/A
                                          Ten Years                                  N/A         N/A        N/A             N/A
                                         Five Years                               39,490      -1.28%     -0.26%             N/A
                                        Three Years                               38,162      -4.60%     -1.56%             N/A
                                           One Year                               33,401     -16.50%    -16.50%             N/A
----------------------------------------------------------------------------------------------------------------------------------
                               Scudder Fixed Income
(formerly Scudder Investment Grade Bond) Subaccount                    6.13%
                                 Life of Subaccount    08/02/2002                 41,122       2.81%      2.81%             N/A
                                  Life of Portfolio    05/01/1996                 53,680      34.20%      4.51%             N/A
                                          Ten Years                                  N/A         N/A        N/A             N/A
                                         Five Years                               48,764      21.91%      4.04%             N/A
                                        Three Years                               47,678      19.20%      6.03%             N/A
                                           One Year                               42,426       6.07%      6.07%             N/A
----------------------------------------------------------------------------------------------------------------------------------
                Scudder Global Blue Chip Subaccount                  -17.31%
                                 Life of Subaccount    08/02/2002                 40,060       0.15%      0.15%             N/A
                                  Life of Portfolio    05/05/1998                 31,306     -21.73%     -5.12%             N/A
                                          Ten Years                                  N/A         N/A        N/A             N/A
                                         Five Years                                  N/A         N/A        N/A             N/A
                                        Three Years                               25,954     -35.11%    -13.43%             N/A
                                           One Year                               33,052     -17.37%    -17.37%             N/A
----------------------------------------------------------------------------------------------------------------------------------
           Scudder Government Securities Subaccount                    6.18%
                                 Life of Subaccount    08/02/2002                 40,632       1.58%      1.58%             N/A
                                  Life of Portfolio    09/03/1987                 96,886     142.22%      5.94%             N/A
                                          Ten Years                               65,287      63.22%      5.02%             N/A
                                         Five Years                               51,084      27.71%      5.01%             N/A
                                        Three Years                               48,969      22.42%      6.98%             N/A
                                           One Year                               42,446       6.12%      6.12%             N/A
----------------------------------------------------------------------------------------------------------------------------------
                          Scudder Growth Subaccount                  -30.75%
                                 Life of Subaccount    08/02/2002                 40,282       0.70%      0.70%             N/A
                                  Life of Portfolio    12/13/1983                156,709     291.77%      7.43%             N/A
                                          Ten Years                               51,257      28.14%      2.51%             N/A
                                         Five Years                               25,339     -36.65%     -8.73%             N/A
                                        Three Years                               16,541     -58.65%    -25.50%             N/A

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                    With MIAA and no optional benefit riders


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                              Total Return (1)      Total Return (2)
                                                                                             (Non-Standardized)      (Standardized)
-----------------------------------------------------------------------------------------------------------------------------------
                                                         Inception    Year-To-     Ending   Cumulative  Annualized     Annualized
                                                          Date (8)    Date %       Value        %           %               %
                                                                      Return (3)    (4)       Return     Return          Return
-----------------------------------------------------------------------------------------------------------------------------------
                                                One Year                           27,674    -30.81%     -30.81%               N/A
-----------------------------------------------------------------------------------------------------------------------------------
                                     Scudder High Income
            (formerly Scudder High Yield) Subaccount (6)                -2.12%
                                      Life of Subaccount   08/02/2002              42,106      5.26%       5.26%               N/A
                                       Life of Portfolio   04/14/1982             215,355    438.39%       8.46%               N/A
                                               Ten Years                           57,690     44.22%       3.73%               N/A
                                              Five Years                           35,327    -11.68%      -2.45%               N/A
                                             Three Years                           35,346    -11.63%      -4.04%               N/A
                                                One Year                           39,129     -2.18%      -2.18%               N/A
-----------------------------------------------------------------------------------------------------------------------------------
          Scudder International Select Equity Subaccount               -15.17%
                                      Life of Subaccount   08/02/2002              39,315     -1.71%      -1.71%               N/A
                                       Life of Portfolio   01/06/1992              50,823     27.06%       2.20%               N/A
                                               Ten Years                           52,055     30.14%       2.67%               N/A
                                              Five Years                           30,297    -24.26%      -5.40%               N/A
                                             Three Years                           19,450    -51.38%     -21.36%               N/A
                                                One Year                           33,907    -15.23%     -15.23%               N/A
-----------------------------------------------------------------------------------------------------------------------------------
                  Scudder Money Market #1 Subaccount (7)                -0.32%
                                      Life of Subaccount   08/02/2002              39,926     -0.19%      -0.19%               N/A
                                       Life of Portfolio   04/06/1982             101,661    154.15%       4.60%               N/A
                                               Ten Years                           52,231     30.58%       2.70%               N/A
                                              Five Years                           45,222     13.05%       2.48%               N/A
                                             Three Years                           42,386      5.97%       1.95%               N/A
                                                One Year                           39,846     -0.38%      -0.38%               N/A
-----------------------------------------------------------------------------------------------------------------------------------
                     Scudder Small Cap Growth Subaccount               -34.74%
                                      Life of Subaccount   08/02/2002              40,765      1.91%       1.91%               N/A
                                       Life of Portfolio   05/02/1994              54,304     35.76%       3.59%               N/A
                                               Ten Years                              N/A        N/A         N/A               N/A
                                              Five Years                           24,339    -39.15%      -9.46%               N/A
                                             Three Years                           15,742    -60.65%     -26.72%               N/A
                                                One Year                           26,080    -34.80%     -34.80%               N/A
-----------------------------------------------------------------------------------------------------------------------------------
                     Scudder Strategic Income Subaccount                 9.48%
                                      Life of Subaccount   05/01/2003                 N/A        N/A         N/A               N/A
                                       Life of Portfolio   05/01/1997              47,011     17.53%       2.89%               N/A
                                               Ten Years                              N/A        N/A         N/A               N/A
                                              Five Years                           46,189     15.47%       2.92%               N/A
                                             Three Years                           45,693     14.23%       4.54%               N/A
                                                One Year                           43,770      9.42%       9.42%               N/A
-----------------------------------------------------------------------------------------------------------------------------------
                Scudder Real Estate Securites Subaccount                   N/A


                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                    With MIAA and no optional benefit riders


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                                Total Return (1)    Total Return (2)
                                                                                               (Non-Standardized)    (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Year-To-              Cumulative
                                                        Inception     Date %      Ending        %        Annualized %  Annualized %
                                                         Date (8)   Return (3)   Value (4)   Return         Return        Return
------------------------------------------------------------------------------------------------------------------------------------
                                 Life of Subaccount    05/01/2003                      N/A          N/A          N/A          N/A
                                  Life of Portfolio    05/01/2003                      N/A          N/A          N/A          N/A
                                          Ten Years                                    N/A          N/A          N/A          N/A
                                         Five Years                                    N/A          N/A          N/A          N/A
                                        Three Years                                    N/A          N/A          N/A          N/A
                                           One Year                                    N/A          N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------------------------------
               Scudder Technology Growth Subaccount                   -36.78%
                                 Life of Subaccount    08/02/2002                   42,539        6.35%        6.35%          N/A
                                  Life of Portfolio    05/03/1999                   22,534      -43.67%      -14.49%          N/A
                                          Ten Years                                    N/A          N/A          N/A          N/A
                                         Five Years                                    N/A          N/A          N/A          N/A
                                        Three Years                                 12,683      -68.29%      -31.81%          N/A
                                           One Year                                 25,265      -36.84%      -36.84%          N/A
---------------------------------------------------------------------------------------------------------------------------------
                Scudder Total Return Subaccount (6)                   -16.72%
                                 Life of Subaccount    08/02/2002                   39,883       -0.29%       -0.29%          N/A
                                  Life of Portfolio    04/14/1982                  234,354      485.88%        8.90%          N/A
                                          Ten Years                                 62,645       56.61%        4.59%          N/A
                                         Five Years                                 37,511       -6.22%       -1.28%          N/A
                                        Three Years                                 29,289      -26.78%       -9.87%          N/A
                                           One Year                                 33,289      -16.78%      -16.78%          N/A
---------------------------------------------------------------------------------------------------------------------------------
                 SVS Davis Venture Value Subaccount                   -17.33%
                                 Life of Subaccount    08/02/2002                   40,576        1.44%        1.44%          N/A
                                  Life of Portfolio    05/01/2001                   30,998      -22.50%      -14.17%          N/A
                                          Ten Years                                    N/A          N/A          N/A          N/A
                                         Five Years                                    N/A          N/A          N/A          N/A
                                        Three Years                                    N/A          N/A          N/A          N/A
                                           One Year                                 33,043      -17.39%      -17.39%          N/A
---------------------------------------------------------------------------------------------------------------------------------
           SVS Dreman Financial Services Subaccount                   -10.06%
                                 Life of Subaccount    08/02/2002                   40,039        0.10%        0.10%          N/A
                                  Life of Portfolio    05/04/1998                   37,834       -5.42%       -1.19%          N/A
                                          Ten Years                                    N/A          N/A          N/A          N/A
                                         Five Years                                    N/A          N/A          N/A          N/A
                                        Three Years                                 41,997        4.99%        1.64%          N/A
                                           One Year                                 35,953      -10.12%      -10.12%          N/A
---------------------------------------------------------------------------------------------------------------------------------
           SVS Dreman High Return Equity Subaccount                   -19.53%
                                 Life of Subaccount    08/02/2002                   39,803       -0.49%       -0.49%          N/A
                                  Life of Portfolio    05/04/1998                   36,573       -8.57%       -1.90%          N/A
                                          Ten Years                                    N/A          N/A          N/A          N/A
                                         Five Years                                    N/A          N/A          N/A          N/A
                                        Three Years                                 41,264        3.16%        1.04%          N/A
                                           One Year                                 32,164      -19.59%      -19.59%          N/A
---------------------------------------------------------------------------------------------------------------------------------
              SVS Dreman Small Cap Value Subaccount                   -32.71%
                                 Life of Subaccount    08/02/2002                   39,475       -1.31%       -1.31%          N/A
                                  Life of Portfolio    05/01/1996                   43,823        9.56%        1.38%          N/A

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                    With MIAA and no optional benefit riders


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                                Total Return (1)    Total Return (2)
                                                                                               (Non-Standardized)    (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Year-To-              Cumulative
                                                        Inception     Date %      Ending        %        Annualized %  Annualized %
                                                         Date (8)   Return (3)   Value (4)   Return         Return        Return
-----------------------------------------------------------------------------------------------------------------------------------
                                          Ten Years                                    N/A        N/A           N/A          N/A
                                         Five Years                                 28,029    -29.93%        -6.87%          N/A
                                        Three Years                                 31,847    -20.38%        -7.32%          N/A
                                           One Year                                 26,891    -32.77%       -32.77%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
      SVS Eagle Focused Large Cap Growth Subaccount                   -29.24%
                                 Life of Subaccount     08/02/2002                  39,365     -1.59%        -1.59%          N/A
                                  Life of Portfolio     10/29/1999                  26,181    -34.55%       -12.50%          N/A
                                          Ten Years                                    N/A        N/A           N/A          N/A
                                         Five Years                                    N/A        N/A           N/A          N/A
                                        Three Years                                 20,477    -48.81%       -20.00%          N/A
                                           One Year                                 28,281    -29.30%       -29.30%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
                  SVS Focus Value+Growth Subaccount                   -27.27%
                                 Life of Subaccount     08/02/2002                  40,340      0.85%         0.85%          N/A
                                  Life of Portfolio     05/01/1996                  43,805      9.51%         1.37%          N/A
                                          Ten Years                                    N/A        N/A           N/A          N/A
                                         Five Years                                 31,097    -22.26%        -4.91%          N/A
                                        Three Years                                 22,926    -42.69%       -16.93%          N/A
                                           One Year                                 29,069    -27.33%       -27.33%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
                           SVS Index 500 Subaccount                   -23.79%
                                 Life of Subaccount     08/02/2002                  40,637      1.59%         1.59%          N/A
                                  Life of Portfolio     09/01/1999                  25,239    -36.90%       -12.90%          N/A
                                          Ten Years                                    N/A        N/A           N/A          N/A
                                         Five Years                                    N/A        N/A           N/A          N/A
                                        Three Years                                 23,156    -42.11%       -16.66%          N/A
                                           One Year                                 30,459    -23.85%       -23.85%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
              SVS INVESCO Dynamic Growth Subaccount                   -32.12%
                                 Life of Subaccount     08/02/2002                  41,777      4.44%         4.44%          N/A
                                  Life of Portfolio     05/01/2001                  23,539    -41.15%       -27.22%          N/A
                                          Ten Years                                    N/A        N/A           N/A          N/A
                                         Five Years                                    N/A        N/A           N/A          N/A
                                        Three Years                                    N/A        N/A           N/A          N/A
                                           One Year                                 27,127    -32.18%       -32.18%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
               SVS Janus Growth & Income Subaccount                   -22.03%
                                 Life of Subaccount     08/02/2002                  39,767     -0.58%        -0.58%          N/A
                                  Life of Portfolio     10/29/1999                  27,367    -31.58%       -11.27%          N/A
                                          Ten Years                                    N/A        N/A           N/A          N/A
                                         Five Years                                    N/A        N/A           N/A          N/A
                                        Three Years                                 23,841    -40.40%       -15.84%          N/A
                                           One Year                                 31,164    -22.09%       -22.09%          N/A
-----------------------------------------------------------------------------------------------------------------------------------
          SVS Janus Growth Opportunities Subaccount                   -31.97%
                                 Life of Subaccount     08/02/2002                  40,530      1.32%         1.32%          N/A
                                  Life of Portfolio     10/29/1999                  20,426    -48.93%       -19.08%          N/A
                                          Ten Years                                    N/A        N/A           N/A          N/A
                                         Five Years                                    N/A        N/A           N/A          N/A

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                    With MIAA and no optional benefit riders


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                               Total Return (1)     Total Return (2)
                                                                                              (Non-Standardized)     (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Year-To-              Cumulative
                                                        Inception     Date %      Ending        %        Annualized %  Annualized %
                                                         Date (8)   Return (3)   Value (4)   Return         Return        Return
------------------------------------------------------------------------------------------------------------------------------------
                                        Three Years                                 17,554    -56.12%       -24.01%          N/A
                                           One Year                                 27,189    -32.03%       -32.03%          N/A
------------------------------------------------------------------------------------------------------------------------------------
                 SVS MFS Strategic Value Subaccount                   -19.47%
                                 Life of Subaccount     08/02/2002                  41,827      4.57%         4.57%          N/A
                                  Life of Portfolio     05/01/2002                  32,194    -19.51%       -19.51%          N/A
                                          Ten Years                                    N/A        N/A           N/A          N/A
                                         Five Years                                    N/A        N/A           N/A          N/A
                                        Three Years                                    N/A        N/A           N/A          N/A
                                           One Year                                    N/A        N/A           N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------
                SVS Oak Strategic Equity Subaccount                   -40.82%
                                 Life of Subaccount     08/02/2002                  40,598      1.50%         1.50%          N/A
                                  Life of Portfolio     05/01/2001                  17,686    -55.78%       -38.68%          N/A
                                          Ten Years                                    N/A        N/A           N/A          N/A
                                         Five Years                                    N/A        N/A           N/A          N/A
                                        Three Years                                    N/A        N/A           N/A          N/A
                                           One Year                                 23,648    -40.88%       -40.88%          N/A
------------------------------------------------------------------------------------------------------------------------------------
               SVS Turner Mid Cap Growth Subaccount                   -33.58%
                                 Life of Subaccount     08/02/2002                  40,183      0.46%         0.46%          N/A
                                  Life of Portfolio     05/01/2001                  23,114    -42.22%       -28.02%          N/A
                                          Ten Years                                    N/A        N/A           N/A          N/A
                                         Five Years                                    N/A        N/A           N/A          N/A
                                        Three Years                                    N/A        N/A           N/A          N/A
                                           One Year                                 26,544    -33.64%       -33.64%          N/A
------------------------------------------------------------------------------------------------------------------------------------

  The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 2 for additional information.

                           PERFORMANCE FIGURES--NOTES

*       N/A Not Applicable


(1) The Non-Standardized Total Return figures quoted are based on a hypothetical $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states. The Nonstandardized Total Return figures do not reflect the current charge for the Optional Enhanced Death Benefit options. If such charges were reflected, Nonstandardized Total Return would be lower.

(2) The Standardized Average Annual Total Return figures quoted are based on a hypothetical $1,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract including the applicable Withdrawal Charge that may be imposed at the end of the quoted period. Premium taxes are not reflected.


        Subaccounts for which no standardized performance is shown did not exist prior to December 31, 2002. Accordingly, no standardized performance is available for these Subaccounts. We will show standardized performance in the future as it becomes available.


(3) The Year to Date percentage return figures quoted are based on the change in unit values.

(4) The Ending Values quoted are based on a $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states.

(5) There are special risks associated with investing in non-U.S. companies, including fluctuating foreign currency exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect portfolio securities.

(6) The high yield potential offered by these Subaccounts reflect the substantial risks associated with investments in high-yield bonds.

(7) An investment in the Scudder Money Market Subaccount is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Scudder Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share. Scudder Money Market Subaccount #2 is not shown because it is available only for dollar cost averaging that will deplete your Subaccount Value entirely at least by the end of the first Contribution Year.


(8) Nonstandardized performance is provided for the period commencing with the inception date of the Portfolio (i.e., the date the Portfolio was first offered for sale). For the following listed Funds or Portfolios, the inception date of the Portfolio was prior to the inception date of the share class that is available under the Contract. The dates that the share classes available under the Contract were first offered for sale are shown in the following table.

        -----------------------------------------------------------------------
        Fund/Portfolio/Share Class                   Share Class Inception Date
        -----------------------------------------------------------------------
        Dreyfus IP MidCap Stock Portfolio
        (Service Shares)                                      12/29/00
        -----------------------------------------------------------------------
        The Dreyfus Socially Responsible Growth
        Fund, Inc. (Service Shares)                           12/20/00
        -----------------------------------------------------------------------
        Scudder Variable Series II
        (Class B Shares) (except as noted below)                7/1/02
        -----------------------------------------------------------------------
        Scudder Variable Series II Scudder Strategic
        Income Portfolio (Class B Shares)                       5/1/03
        -----------------------------------------------------------------------

        For each of the above-listed Funds or Portfolios for periods prior to the share class inception date, nonstandardized performance figures shown for the "Life of Portfolio" reflect the historical performance of the Fund or Portfolio's corresponding class of shares that does not have 12b-1 plan fees. The historical performance of these corresponding classes of shares has not been adjusted to reflect the deduction of the 12b-1 plan fees. If these fees were taken into consideration, the performance figures shown would be lower.

        For The Alger American Fund (Class S Shares) and Scudder Variable Series I (Class B Shares), nonstandardized performance is provided commencing with the inception of the share class.

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                           (With MIAA, GMDB and EBDB)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Average Annual
                                                                                              Total Return (1)    Total Return (2)
                                                                                             (Non-Standardized)    (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Year-To-
                                                         Inception    Date %    Ending   Cumulative %  Annualized %  Annualized %
                                                          Date (8)  Return (3) Value (4)   Return        Return        Return
------------------------------------------------------------------------------------------------------------------------------------
                      Alger American Balanced Subaccount              -9.63%
                                      Life of Subaccount 08/02/2002             40,359       0.90%         0.90%           N/A
                                       Life of Portfolio 05/01/2002             36,133      -9.67%        -9.67%           N/A
                                               Ten Years                           N/A         N/A           N/A           N/A
                                              Five Years                           N/A         N/A           N/A           N/A
                                             Three Years                           N/A         N/A           N/A           N/A
                                                One Year                           N/A         N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
              Alger American Leveraged AllCap Subaccount             -28.21%
                                      Life of Subaccount 08/02/2002             38,065      -4.84%        -4.84%           N/A
                                       Life of Portfolio 05/01/2002             28,701     -28.25%       -28.25%           N/A
                                               Ten Years                           N/A         N/A           N/A           N/A
                                              Five Years                           N/A         N/A           N/A           N/A
                                             Three Years                           N/A         N/A           N/A           N/A
                                                One Year                           N/A         N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------
         Credit Suisse Trust-Emerging Markets Subaccount             -13.37%
                                      Life of Subaccount 05/01/1998             24,468     -38.83%        -9.99%        -9.99%
                                       Life of Portfolio 12/31/1997             29,310     -26.72%        -6.03%           N/A
                                               Ten Years                           N/A         N/A           N/A           N/A
                                              Five Years                        29,310     -26.72%        -6.03%           N/A
                                             Three Years                        20,228     -49.43%       -20.33%       -21.55%
                                                One Year                        34,626     -13.43%       -13.43%       -18.89%
------------------------------------------------------------------------------------------------------------------------------------
         Credit Suisse Trust-Global Post-Venture Capital
                                              Subaccount             -35.58%
                                      Life of Subaccount 05/01/1998             20,071     -49.82%       -13.72%       -13.72%
                                       Life of Portfolio 09/30/1996             25,346     -36.63%        -7.03%           N/A
                                               Ten Years                           N/A         N/A           N/A           N/A
                                              Five Years                        23,509     -41.23%       -10.08%           N/A
                                             Three Years                        13,903     -65.24%       -29.69%       -30.77%
                                                One Year                        25,744     -35.64%       -35.64%       -39.70%
------------------------------------------------------------------------------------------------------------------------------------
                      Dreyfus IP MidCap Stock Subaccount             -14.42%
                                      Life of Subaccount 08/02/2002             40,614       1.53%         1.53%           N/A
                                       Life of Portfolio 05/31/1998             37,450      -6.38%        -1.43%           N/A
                                               Ten Years                           N/A         N/A           N/A           N/A
                                              Five Years                           N/A         N/A           N/A           N/A
                                             Three Years                        34,335     -14.16%        -4.96%           N/A
                                                One Year                        34,210     -14.48%       -14.48%           N/A
------------------------------------------------------------------------------------------------------------------------------------
          Dreyfus Socially Responsible Growth Subaccount             -30.58%
                                      Life of Subaccount 08/02/2002             39,506      -1.23%        -1.23%           N/A
                                       Life of Portfolio 10/07/1993             64,036      60.09%         5.23%           N/A
                                               Ten Years                           N/A         N/A           N/A           N/A
                                              Five Years                        29,657     -25.86%        -5.81%           N/A
                                             Three Years                        18,209     -54.48%       -23.07%           N/A
                                                One Year                        27,745     -30.64%       -30.64%           N/A
------------------------------------------------------------------------------------------------------------------------------------
                      INVESCO VIF - Utilities Subaccount             -22.02%
                                      Life of Subaccount 05/01/2001             20,850     -47.88%       -32.33%       -34.55%

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                           (With MIAA, GMDB and EBDB)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Average Annual
                                                                                            Total Return (1)      Total Return (2)
                                                                                           (Non-Standardized)      (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                               Year-To-
                                                  Inception      Date %      Ending    Cumulative %  Annualized %   Annualized %
                                                   Date (8)    Return (3)   Value (4)    Return        Return         Return
------------------------------------------------------------------------------------------------------------------------------------
                               Life of Portfolio  01/03/1995                 43,764        9.41%         1.13%            N/A
                                       Ten Years                                N/A          N/A           N/A            N/A
                                      Five Years                             30,218      -24.46%        -5.45%            N/A
                                     Three Years                             20,938      -47.65%       -19.41%            N/A
                                        One Year                             31,168      -22.08%       -22.08%        -26.99%
------------------------------------------------------------------------------------------------------------------------------------
          Scudder 21st Century Growth Subaccount                -42.34%
                              Life of Subaccount  08/02/2002                 39,214       -1.97%        -1.97%            N/A
                               Life of Portfolio  05/03/1999                 22,603      -43.49%       -14.42%            N/A
                                       Ten Years                                N/A          N/A           N/A            N/A
                                      Five Years                                N/A          N/A           N/A            N/A
                                     Three Years                             13,007      -67.48%       -31.23%            N/A
                                        One Year                             23,041      -42.40%       -42.40%            N/A
------------------------------------------------------------------------------------------------------------------------------------
               Scudder Capital Growth Subaccount                -30.81%
                              Life of Subaccount  08/02/2002                 39,785       -0.54%        -0.54%            N/A
                               Life of Portfolio  05/12/1997                 35,458      -11.35%        -2.11%            N/A
                                       Ten Years                                N/A          N/A           N/A            N/A
                                      Five Years                             30,437      -23.91%        -5.32%            N/A
                                     Three Years                             19,119      -52.20%       -21.81%            N/A
                                        One Year                             27,654      -30.87%       -30.87%            N/A
------------------------------------------------------------------------------------------------------------------------------------

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                           (With MIAA, GMDB and EBDB)


---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Average Annual
                                                                                          Total Return (1)      Total Return (2)
                                                                                         (Non-Standardized)      (Standardized)
---------------------------------------------------------------------------------------------------------------------------------
                                                             Year-To-
                                                Inception     Date %      Ending     Cumulative %  Annualized %   Annualized %
                                                 Date (8)   Return (3)   Value (4)     Return        Return         Return
---------------------------------------------------------------------------------------------------------------------------------
           Scudder Global Discovery Subaccount               -21.69%
                            Life of Subaccount  08/02/2002                39,080        -2.30%        -2.30%          N/A
                             Life of Portfolio  05/02/1997                44,237        10.59%         1.79%          N/A
                                     Ten Years                               N/A           N/A           N/A          N/A
                                    Five Years                            39,322        -1.70%        -0.34%          N/A
                                   Three Years                            21,273       -46.82%       -18.98%          N/A
                                      One Year                            31,298       -21.75%       -21.75%          N/A
---------------------------------------------------------------------------------------------------------------------------------
            Scudder Growth & Income Subaccount               -25.10%
                            Life of Subaccount  08/02/2002                39,655        -0.86%        -0.86%          N/A
                             Life of Portfolio  05/01/1997                32,277       -19.31%        -3.71%          N/A
                                     Ten Years                               N/A           N/A           N/A          N/A
                                    Five Years                            26,283       -34.29%        -8.06%          N/A
                                   Three Years                            24,422       -38.94%       -15.16%          N/A
                                      One Year                            29,935       -25.16%       -25.16%          N/A
---------------------------------------------------------------------------------------------------------------------------------
            Scudder Health Sciences Subaccount               -20.71%
                            Life of Subaccount  08/02/2002                40,446         1.11%         1.11%          N/A
                             Life of Portfolio  05/01/2001                31,560       -21.10%       -13.24%          N/A
                                     Ten Years                               N/A           N/A           N/A          N/A
                                    Five Years                               N/A           N/A           N/A          N/A
                                   Three Years                               N/A           N/A           N/A          N/A
                                      One Year                            31,692       -20.77%       -20.77%          N/A
---------------------------------------------------------------------------------------------------------------------------------
          Scudder International Subaccount (5)               -20.36%
                            Life of Subaccount  08/02/2002                38,471        -3.82%        -3.82%          N/A
                             Life of Portfolio  05/08/1997                28,650       -28.37%        -5.73%          N/A
                                     Ten Years                               N/A           N/A           N/A          N/A
                                    Five Years                            28,406       -28.99%        -6.62%          N/A
                                   Three Years                            15,860       -60.35%       -26.54%          N/A
                                      One Year                            31,831       -20.42%       -20.42%          N/A
---------------------------------------------------------------------------------------------------------------------------------
          Scudder Aggressive Growth Subaccount               -32.19%
                            Life of Subaccount  08/02/2002                41,787         4.47%         4.47%          N/A
                             Life of Portfolio  05/03/1999                26,395       -34.01%       -10.72%          N/A
                                     Ten Years                               N/A           N/A           N/A          N/A
                                    Five Years                               N/A           N/A           N/A          N/A
                                   Three Years                            18,969       -52.58%       -22.02%          N/A
                                      One Year                            27,099       -32.25%       -32.25%          N/A
---------------------------------------------------------------------------------------------------------------------------------
                  Scudder Blue Chip Subaccount               -23.87%
                            Life of Subaccount  08/02/2002                39,997        -0.01%        -0.01%          N/A
                             Life of Portfolio  05/01/1997                33,914       -15.21%        -2.87%          N/A
                                     Ten Years                               N/A           N/A           N/A          N/A
                                    Five Years                            30,708       -23.23%        -5.15%          N/A
                                   Three Years                            22,307       -44.23%       -17.69%          N/A
                                      One Year                            30,428       -23.93%       -23.93%          N/A
---------------------------------------------------------------------------------------------------------------------------------
           Scudder Contrarian Value Subaccount               -16.75%
                            Life of Subaccount  08/02/2002                39,270        -1.82%        -1.82%          N/A

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                           (With MIAA, GMDB and EBDB)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                             Total Return (1)       Total Return (2)
                                                                                            (Non-Standardized)      (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Year-To-
                                                      Inception     Date %       Ending   Cumulative %  Annualized %   Annualized %
                                                       Date (8)   Return (3)    Value (4)    Return        Return         Return
------------------------------------------------------------------------------------------------------------------------------------
                                  Life of Portfolio    5/1/1996                   58,357        45.89%         5.82%            N/A
                                          Ten Years                                  N/A           N/A           N/A            N/A
                                         Five Years                               38,830        -2.93%        -0.59%            N/A
                                        Three Years                               37,763        -5.59%        -1.90%            N/A
                                           One Year                               33,274       -16.81%       -16.81%            N/A
------------------------------------------------------------------------------------------------------------------------------------
                               Scudder Fixed Income
(formerly Scudder Investment Grade Bond) Subaccount                   5.77%
                                 Life of Subaccount    8/2/2002                   41,064         2.66%         2.66%            N/A
                                  Life of Portfolio    5/1/1996                   52,751        31.88%         4.23%            N/A
                                          Ten Years                                  N/A           N/A           N/A            N/A
                                         Five Years                               48,063        20.16%         3.74%            N/A
                                        Three Years                               47,251        18.13%         5.71%            N/A
                                           One Year                               42,284         5.71%         5.71%            N/A
------------------------------------------------------------------------------------------------------------------------------------
                Scudder Global Blue Chip Subaccount                 -17.63%
                                 Life of Subaccount    8/2/2002                   40,003         0.01%         0.01%            N/A
                                  Life of Portfolio    5/5/1998                   30,689       -23.28%        -5.53%            N/A
                                          Ten Years                                  N/A           N/A           N/A            N/A
                                         Five Years                                  N/A           N/A           N/A            N/A
                                        Three Years                               25,565       -36.09%       -13.86%            N/A
                                           One Year                               32,925       -17.69%       -17.69%            N/A
------------------------------------------------------------------------------------------------------------------------------------
           Scudder Government Securities Subaccount                   5.82%
                                 Life of Subaccount    8/2/2002                   40,574         1.43%         1.43%            N/A
                                  Life of Portfolio    9/3/1987                   94,836       137.09%         5.79%            N/A
                                          Ten Years                               63,927        59.82%         4.80%            N/A
                                         Five Years                               50,388        25.97%         4.73%            N/A
                                        Three Years                               48,543        21.36%         6.67%            N/A
                                           One Year                               42,304         5.76%         5.76%            N/A
------------------------------------------------------------------------------------------------------------------------------------

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                           (With MIAA, GMDB and EBDB)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                             Total Return (1)       Total Return (2)
                                                                                            (Non-Standardized)      (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Year-To-
                                                      Inception     Date %     Ending   Cumulative %  Annualized %   Annualized %
                                                       Date (8)   Return (3)  Value (4)    Return        Return         Return
------------------------------------------------------------------------------------------------------------------------------------
                           Scudder Growth Subaccount                 -31.05%
                                  Life of Subaccount    8/2/2002                40,224         0.56%         0.56%            N/A
                                   Life of Portfolio  12/13/1983               154,165       285.41%         7.33%            N/A
                                           Ten Years                            49,928        24.82%         2.24%            N/A
                                          Five Years                            24,685       -38.29%        -9.20%            N/A
                                         Three Years                            16,165       -59.59%       -26.07%            N/A
                                            One Year                            27,554       -31.11%       -31.11%            N/A
------------------------------------------------------------------------------------------------------------------------------------
                                 Scudder High Income
        (formerly Scudder High Yield) Subaccount (6)                  -2.47%
                                  Life of Subaccount    8/2/2002                42,046         5.12%         5.12%            N/A
                                   Life of Portfolio  04/14/1982               212,431       431.08%         8.39%            N/A
                                           Ten Years                            56,294        40.74%         3.48%            N/A
                                          Five Years                            34,630       -13.42%        -2.84%            N/A
                                         Three Years                            34,927       -12.68%        -4.42%            N/A
                                            One Year                            38,989        -2.53%        -2.53%            N/A
------------------------------------------------------------------------------------------------------------------------------------
      Scudder International Select Equity Subaccount                 -15.49%
                                  Life of Subaccount    8/2/2002                39,259        -1.85%        -1.85%            N/A
                                   Life of Portfolio    1/6/1992                49,406        23.52%         1.94%            N/A
                                           Ten Years                            50,755        26.89%         2.41%            N/A
                                          Five Years                            29,651       -25.87%        -5.81%            N/A
                                         Three Years                            19,078       -52.31%       -21.87%            N/A
                                            One Year                            33,780       -15.55%       -15.55%            N/A
------------------------------------------------------------------------------------------------------------------------------------
              Scudder Money Market #1 Subaccount (7)                  -0.32%
                                  Life of Subaccount    8/2/2002                39,926        -0.19%        -0.19%            N/A
                                   Life of Portfolio    4/6/1982               101,661       154.15%         4.60%            N/A
                                           Ten Years                            52,231        30.58%         2.70%            N/A
                                          Five Years                            45,222        13.05%         2.48%            N/A
                                         Three Years                            42,386         5.97%         1.95%            N/A
                                            One Year                            39,846        -0.38%        -0.38%            N/A
------------------------------------------------------------------------------------------------------------------------------------
                 Scudder Small Cap Growth Subaccount                 -35.04%
                                  Life of Subaccount    8/2/2002                40,707         1.77%         1.77%            N/A
                                   Life of Portfolio    5/2/1994                53,124        32.81%         3.33%            N/A
                                           Ten Years                               N/A           N/A           N/A            N/A
                                          Five Years                            23,678       -40.80%        -9.96%            N/A
                                         Three Years                            15,363       -61.59%       -27.31%            N/A
                                            One Year                            25,962       -35.10%       -35.10%            N/A
------------------------------------------------------------------------------------------------------------------------------------
                 Scudder Strategic Income Subaccount                   9.14%
                                  Life of Subaccount    5/1/2003                   N/A           N/A           N/A            N/A

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                           (With MIAA, GMDB and EBDB)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                             Total Return (1)       Total Return (2)
                                                                                            (Non-Standardized)       (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                 Year-To-
                                                    Inception     Date %       Ending   Cumulative %  Annualized %   Annualized %
                                                     Date (8)   Return (3)    Value (4)    Return        Return         Return
------------------------------------------------------------------------------------------------------------------------------------
                                 Life of Portfolio   5/1/1997                  46,258        15.65%         2.60%            N/A
                                         Ten Years                                N/A           N/A           N/A            N/A
                                        Five Years                             45,522        13.81%         2.62%            N/A
                                       Three Years                             45,288        13.22%         4.23%            N/A
                                          One Year                             43,633         9.08%         9.08%            N/A
------------------------------------------------------------------------------------------------------------------------------------
          Scudder Real Estate Securites Subaccount                    N/A
                                Life of Subaccount   5/1/2003                     N/A           N/A           N/A            N/A
                                 Life of Portfolio   5/1/2003                     N/A           N/A           N/A            N/A
                                         Ten Years                                N/A           N/A           N/A            N/A
                                        Five Years                                N/A           N/A           N/A            N/A
                                       Three Years                                N/A           N/A           N/A            N/A
                                          One Year                                N/A           N/A           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
              Scudder Technology Growth Subaccount                -37.08%
                                Life of Subaccount   8/2/2002                  42,478         6.20%         6.20%            N/A
                                 Life of Portfolio   5/3/1999                  22,034       -44.92%       -15.01%            N/A
                                         Ten Years                                N/A           N/A           N/A            N/A
                                        Five Years                                N/A           N/A           N/A            N/A
                                       Three Years                             12,291       -69.27%       -32.52%            N/A
                                          One Year                             25,143       -37.14%       -37.14%            N/A
------------------------------------------------------------------------------------------------------------------------------------

                               PERFORMANCE FIGURES
                            (as of December 31, 2002
                       (Standardized and Non-Standardized)
                           (With MIAA, GMDB and EBDB)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                              Total Return (1)      Total Return (2)
                                                                                             (Non-Standardized)      (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                     Inception   Year-To-Date   Ending    Cumulative % Annualized %    Annualized %
                                                      Date (8)   % Return (3)  Value (4)    Return       Return          Return
------------------------------------------------------------------------------------------------------------------------------------
                Scudder Total Return Subaccount (6)                 -17.04%
                                 Life of Subaccount  08/02/2002                  39,826      -0.43%       -0.43%         N/A
                                  Life of Portfolio  04/14/1982                 231,541     478.85%        8.84%         N/A
                                          Ten Years                              61,312      53.28%        4.36%         N/A
                                         Five Years                              36,846      -7.89%       -1.63%         N/A
                                        Three Years                              28,898     -27.76%      -10.27%         N/A
                                           One Year                              33,162     -17.10%      -17.10%         N/A
------------------------------------------------------------------------------------------------------------------------------------
                 SVS Davis Venture Value Subaccount                 -17.65%
                                 Life of Subaccount  08/02/2002                  40,519       1.30%        1.30%         N/A
                                  Life of Portfolio  05/01/2001                  30,781     -23.05%      -14.53%         N/A
                                          Ten Years                                 N/A         N/A          N/A         N/A
                                         Five Years                                 N/A         N/A          N/A         N/A
                                        Three Years                                 N/A         N/A          N/A         N/A
                                           One Year                              32,914     -17.71%      -17.71%         N/A
------------------------------------------------------------------------------------------------------------------------------------
           SVS Dreman Financial Services Subaccount                 -10.39%
                                 Life of Subaccount  08/02/2002                  39,982      -0.04%       -0.04%         N/A
                                  Life of Portfolio  05/04/1998                  37,207      -6.98%       -1.54%         N/A
                                          Ten Years                                 N/A         N/A          N/A         N/A
                                         Five Years                                 N/A         N/A          N/A         N/A
                                        Three Years                              41,586       3.96%        1.30%         N/A
                                           One Year                              35,821     -10.45%      -10.45%         N/A
------------------------------------------------------------------------------------------------------------------------------------
           SVS Dreman High Return Equity Subaccount                 -19.84%
                                 Life of Subaccount  08/02/2002                  39,746      -0.63%       -0.63%         N/A
                                  Life of Portfolio  05/04/1998                  35,952     -10.12%       -2.26%         N/A
                                          Ten Years                                 N/A         N/A          N/A         N/A
                                         Five Years                                 N/A         N/A          N/A         N/A
                                        Three Years                              40,856       2.14%        0.71%         N/A
                                           One Year                              32,039     -19.90%      -19.90%         N/A
------------------------------------------------------------------------------------------------------------------------------------
              SVS Dreman Small Cap Value Subaccount                 -32.95%
                                 Life of Subaccount  08/02/2002                  39,418      -1.45%       -1.45%         N/A
                                  Life of Portfolio  05/01/1996                  42,942       7.36%        1.07%         N/A
                                          Ten Years                                 N/A         N/A          N/A         N/A
                                         Five Years                              27,586     -31.03%       -7.16%         N/A
                                        Three Years                              31,567     -21.08%       -7.59%         N/A
                                           One Year                              26,795     -33.01%      -33.01%         N/A
------------------------------------------------------------------------------------------------------------------------------------
      SVS Eagle Focused Large Cap Growth Subaccount                 -29.54%
                                 Life of Subaccount  08/02/2002                  39,309      -1.73%       -1.73%         N/A
                                  Life of Portfolio  10/29/1999                  25,775     -35.56%      -12.93%         N/A
                                          Ten Years                                 N/A         N/A          N/A         N/A
                                         Five Years                                 N/A         N/A          N/A         N/A
                                        Three Years                              20,102     -49.74%      -20.49%         N/A
                                           One Year                              28,162     -29.60%      -29.60%         N/A
------------------------------------------------------------------------------------------------------------------------------------
                  SVS Focus Value+Growth Subaccount                 -27.57%
                                 Life of Subaccount  08/02/2002                  40,283       0.71%        0.71%         N/A

                               PERFORMANCE FIGURES
                            (as of December 31, 2002
                       (Standardized and Non-Standardized)
                           (With MIAA, GMDB and EBDB)


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Average Annual
                                                                                            Total Return (1)       Total Return (2)
                                                                                           (Non-Standardized)       (Standardized)
-----------------------------------------------------------------------------------------------------------------------------------
                                                 Inception    Year-To-Date    Ending    Cumulative % Annualized %    Annualized %
                                                  Date (8)  % Return (3)   Value (4)    Return       Return          Return
-----------------------------------------------------------------------------------------------------------------------------------
                              Life of Portfolio  05/01/1996                    42,906        7.27%       1.06%           N/A
                                      Ten Years                                   N/A          N/A         N/A           N/A
                                     Five Years                                30,434      -23.92%      -5.32%           N/A
                                    Three Years                                22,540      -43.65%     -17.40%           N/A
                                       One Year                                28,946      -27.63%     -27.63%           N/A
-----------------------------------------------------------------------------------------------------------------------------------
                       SVS Index 500 Subaccount                 -24.11%
                             Life of Subaccount  08/02/2002                    40,579        1.45%       1.45%           N/A
                              Life of Portfolio  09/01/1999                    24,801      -38.00%     -13.36%           N/A
                                      Ten Years                                   N/A          N/A         N/A           N/A
                                     Five Years                                   N/A          N/A         N/A           N/A
                                    Three Years                                22,766      -43.08%     -17.13%           N/A
                                       One Year                                30,334      -24.17%     -24.17%           N/A
-----------------------------------------------------------------------------------------------------------------------------------
          SVS INVESCO Dynamic Growth Subaccount                 -32.43%
                             Life of Subaccount  08/02/2002                    41,718        4.29%       4.29%           N/A
                              Life of Portfolio  05/01/2001                    23,327      -41.68%     -27.62%           N/A
                                      Ten Years                                   N/A          N/A         N/A           N/A
                                     Five Years                                   N/A          N/A         N/A           N/A
                                    Three Years                                   N/A          N/A         N/A           N/A
                                       One Year                                27,004      -32.49%     -32.49%           N/A
-----------------------------------------------------------------------------------------------------------------------------------

                               PERFORMANCE FIGURES
                            (as of December 31, 2002
                       (Standardized and Non-Standardized)
                           (With MIAA, GMDB and EBDB)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                              Total Return (1)      Total Return (2)
                                                                                             (Non-Standardized)      (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                     Inception   Year-To-Date   Ending    Cumulative % Annualized %    Annualized %
                                                      Date(8)    % Return (3)  Value (4)    Return       Return          Return
------------------------------------------------------------------------------------------------------------------------------------
               SVS Janus Growth & Income Subaccount                -22.34%
                                 Life of Subaccount  08/02/2002                39,711     -0.72%         -0.72%            N/A
                                  Life of Portfolio  10/29/1999                26,956    -32.61%        -11.69%            N/A
                                          Ten Years                               N/A        N/A            N/A            N/A
                                         Five Years                               N/A        N/A            N/A            N/A
                                        Three Years                            23,458    -41.36%        -16.30%            N/A
                                           One Year                            31,039    -22.40%        -22.40%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
          SVS Janus Growth Opportunities Subaccount                -32.27%
                                 Life of Subaccount  08/02/2002                40,472      1.18%          1.18%            N/A
                                  Life of Portfolio  10/29/1999                20,018    -49.96%        -19.59%            N/A
                                          Ten Years                               N/A        N/A            N/A            N/A
                                         Five Years                               N/A        N/A            N/A            N/A
                                        Three Years                            17,173    -57.07%        -24.56%            N/A
                                           One Year                            27,069    -32.33%        -32.33%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
                 SVS MFS Strategic Value Subaccount                -19.60%
                                 Life of Subaccount  08/02/2002                41,767      4.42%          4.42%            N/A
                                  Life of Portfolio  05/01/2002                32,145    -19.64%        -19.64%            N/A
                                          Ten Years                               N/A        N/A            N/A            N/A
                                         Five Years                               N/A        N/A            N/A            N/A
                                        Three Years                               N/A        N/A            N/A            N/A
                                           One Year                               N/A        N/A            N/A            N/A
-----------------------------------------------------------------------------------------------------------------------------------
                SVS Oak Strategic Equity Subaccount                -41.11%
                                 Life of Subaccount  08/02/2002                40,540      1.35%          1.35%            N/A
                                  Life of Portfolio  05/01/2001                17,487    -56.28%        -39.10%            N/A
                                          Ten Years                               N/A        N/A            N/A            N/A
                                         Five Years                               N/A        N/A            N/A            N/A
                                        Three Years                               N/A        N/A            N/A            N/A
                                           One Year                            23,533    -41.17%        -41.17%            N/A
-----------------------------------------------------------------------------------------------------------------------------------
               SVS Turner Mid Cap Growth Subaccount                -33.88%
                                 Life of Subaccount  08/02/2002                40,126      0.31%          0.31%            N/A
                                  Life of Portfolio  05/01/2001                22,909    -42.73%        -28.40%            N/A
                                          Ten Years                               N/A        N/A            N/A            N/A
                                         Five Years                               N/A        N/A            N/A            N/A
                                        Three Years                               N/A        N/A            N/A            N/A
                                           One Year                            26,425    -33.94%        -33.94%            N/A
-----------------------------------------------------------------------------------------------------------------------------------

  The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 2 for additional information.

                           PERFORMANCE FIGURES--NOTES

*       N/A Not Applicable

(1) The Non-Standardized Total Return figures quoted are based on a hypothetical $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract as well as the applicable Withdrawal charge that may be imposed at the end of the quoted period and the charge for Optional Enhanced Death Benefit Option
        2. Non-Standardized Total Return Figures would be higher if the Optional Enhanced Death Benefit Option 1 charge of 0.20% was used instead of the Option 2 charge of 0.35%. Premium taxes are not reflected.


(2) The Standardized Average Annual Total Return figures quoted are based on a hypothetical $1,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract including the applicable Withdrawal Charge that may be imposed at the end of the quoted period. Premium taxes are not reflected.


        Subaccounts for which no standardized performance is shown did not exist prior to December 31, 2002. Accordingly, no standardized performance is available for these Subaccounts. We will show standardized performance in the future as it becomes available.


(3) The Year to Date percentage return figures quoted are based on the change in unit values.

(4) The Ending Values quoted are based on a $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract as well as the applicable Withdrawal Charge but not premium taxes which may be imposed in certain states.

(5) There are special risks associated with investing in non-U.S. companies, including fluctuating foreign currency exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect portfolio securities.

(6) The high yield potential offered by these Subaccounts reflect the substantial risks associated with investments in high-yield bonds.

(7) An investment in the Scudder Money Market Subaccount #1 is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Scudder Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share. Scudder Money Market Subaccount #2 is not shown because it is available only for dollar cost averaging that will deplete your Subaccount Value entirely at least by the end of the first Contribution Year.


(8) Nonstandardized performance is provided for the period commencing with the inception date of the Portfolio (i.e., the date the Portfolio was first offered for sale). For the following listed Funds or Portfolios, the inception date of the Portfolio was prior to the inception date of the share class that is available under the Contract. The dates that the share classes available under the Contract were first offered for sale are shown in the following table.

        -----------------------------------------------------------------------
        Fund/Portfolio/Share Class                   Share Class Inception Date
        -----------------------------------------------------------------------
        Dreyfus IP MidCap Stock Portfolio
        (Service Shares)                                      12/29/00
        -----------------------------------------------------------------------
        The Dreyfus Socially Responsible Growth
        Fund, Inc. (Service Shares)                          12/20/00
        -----------------------------------------------------------------------
        Scudder Variable Series II
        (Class B Shares) (except as noted below)               7/1/02
        -----------------------------------------------------------------------
        Scudder Variable Series II Scudder Strategic
        Income Portfolio (Class B Shares)                      5/1/03
        -----------------------------------------------------------------------

        For each of the above-listed Funds or Portfolios for periods prior to the share class inception date, nonstandardized performance figures shown for the "Life of Portfolio" reflect the historical performance of the Fund or Portfolio's corresponding class of shares that does not have 12b-1 plan fees. The historical performance of these corresponding classes of shares has not been adjusted to reflect the deduction of the 12b-1 plan fees. If these fees were taken into consideration, the performance figures shown would be lower.

        For The Alger American Fund (Class S Shares) and Scudder Variable Series I (Class B Shares) nonstandardized performance is provided commencing with the inception of the share class.

TAX-DEFERRED ACCUMULATION

                        NON-QUALIFIED
                           ANNUITY                   CONVENTIONAL
                    AFTER-TAX CONTRIBUTIONS          SAVINGS PLAN
                  AND TAX-DEFERRED EARNINGS          AFTER-TAX
               --------------------------------     CONTRIBUTIONS
                                  TAXABLE LUMP       AND TAXABLE
               NO WITHDRAWALS    SUM WITHDRAWAL       EARNINGS
               --------------    --------------     --------------

10 Years       $      107,946    $       86,448     $      81,693
20 Years              233,048           165,137           133,476
30 Years              503,133           335,021           218,082


This chart compares the accumulation of a $50,000 initial investment into a Non-Qualified Annuity and a Conventional Savings Plan. Contributions to the Non-Qualified Annuity and the Conventional Savings Plan are made after-tax. Only the gain in the Non-Qualified Annuity will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 8% return is used for illustrative purposes only and is not reflective of current market conditions. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Contracts. Income on Non-Qualified Annuities is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "Federal Income Taxes" in the Prospectus. The chart does not reflect the following annuity charges and expenses: 1.55% mortality and expense risk; .15% administration charges; 7.0% maximum deferred withdrawal charge; and $30 annual records maintenance charge. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contracts. [IMPORTANT--THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN].


Unlike savings plans, contributions to Non-Qualified Annuities provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a Non-Qualified Annuity (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

APPENDIX B

STATE PREMIUM TAX CHART

                                RATE OF TAX
                          ---------------------------
                          QUALIFIED     NON-QUALIFIED
STATE                       PLANS          PLANS
-------------             --------      -------------
California                    0.50%*             2.35%*
Maine                         2.00%              2.00%
Nevada                        3.50%              3.50%
South Dakota                     -               1.25%
West Virginia                 1.00%              1.00%
Wyoming                          -               1.00%

* Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value. KILICO reserves the right to deduct taxes when assessed.

APPENDIX C

                         CONDENSED FINANCIAL INFORMATION


The following Condensed Financial Information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. Each table shows unit values under Contracts with a different combination of optional benefits. The following chart shows which combination of benefits each table represents. Information for the least and most expensive currently offered combinations are shown in the Prospectus under the heading "Condensed Financial Information".


                Additional Contract Options Elected (Total 0.20%)
        (Separate Account Charges of 1.90% of the Daily Net Assets of the
                                Separate Account)

                                    SUBACCOUNT                                                        2002
-------------------------------------------------------------------------------------------------    --------
Alger American Balanced Subaccount
     Accumulation unit value at beginning of period*.............................................    $  9.581
     Accumulation unit value at end of period....................................................    $  9.675
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
Alger American Leveraged AllCap Subaccount
     Accumulation unit value at beginning of period*.............................................       9.192
     Accumulation unit value at end of period....................................................       8.755
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
Credit Suisse Trust-Emerging Markets Subaccount
     Accumulation unit value at beginning of period*.............................................       9.065
     Accumulation unit value at end of period....................................................       8.652
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
Credit Suisse Trust-Global Post-Venture Capital Subaccount
     Accumulation unit value at beginning of period*.............................................       9.088
     Accumulation unit value at end of period....................................................       8.292
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -

                                    SUBACCOUNT                                                         2002
-------------------------------------------------------------------------------------------------    --------
Dreyfus IP MidCap Stock Subaccount
     Accumulation unit value at beginning of period*.............................................    $  9.375
     Accumulation unit value at end of period....................................................    $  9.529
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           2
Dreyfus Socially Responsible Growth Subaccount
     Accumulation unit value at beginning of period*.............................................       9.098
     Accumulation unit value at end of period....................................................       8.996
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
INVESCO VIF-Utilities Fund Subaccount
     Accumulation unit value at beginning of period*.............................................       9.517
     Accumulation unit value at end of period....................................................       9.910
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
Scudder 21st Century Growth Subaccount
     Accumulation unit value at beginning of period*.............................................       9.398
     Accumulation unit value at end of period....................................................       9.223
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
Scudder Capital Growth Subaccount
     Accumulation unit value at beginning of period*.............................................       9.390
     Accumulation unit value at end of period....................................................       9.350
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
Scudder Global Discovery Subaccount
     Accumulation unit value at beginning of period*.............................................       9.604
     Accumulation unit value at end of period....................................................       9.393
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
Scudder Growth and Income Subaccount
     Accumulation unit value at beginning of period*.............................................       9.338
     Accumulation unit value at end of period....................................................       9.266
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
Scudder Health Sciences Subaccount
     Accumulation unit value at beginning of period*.............................................      10.766
     Accumulation unit value at end of period...................................................       10.896
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
Scudder International Subaccount
     Accumulation unit value at beginning of period*.............................................       9.218
     Accumulation unit value at end of period...................................................        8.873
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           0
Scudder Aggressive Growth Subaccount
     Accumulation unit value at beginning of period*.............................................       9.399
     Accumulation unit value at end of period....................................................       9.828
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
Scudder Blue Chip Subaccount
     Accumulation unit value at beginning of period*.............................................       9.362
     Accumulation unit value at end of period....................................................       9.370
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
Scudder Contrarian Value Subaccount
     Accumulation unit value at beginning of period*.............................................       9.315
     Accumulation unit value at end of period....................................................       9.153
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -

                                    SUBACCOUNT                                                         2002
-------------------------------------------------------------------------------------------------    --------
Scudder Fixed Income (formerly Scudder Investment Grade Bond) Subaccount
     Accumulation unit value at beginning of period*.............................................    $ 10.067
     Accumulation unit value at end of period....................................................    $ 10.344
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................          12
Scudder Global Blue Chip Subaccount
     Accumulation unit value at beginning of period*.............................................       9.302
     Accumulation unit value at end of period....................................................       9.310
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
Scudder Government Securities Subaccount
     Accumulation unit value at beginning of period*.............................................      10.053
     Accumulation unit value at end of period....................................................      10.206
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
Scudder Growth Subaccount
     Accumulation unit value at beginning of period*.............................................       9.362
     Accumulation unit value at end of period....................................................       9.422
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
Scudder High Income (formerly Scudder High Yield) Subaccount
     Accumulation unit value at beginning of period*.............................................       9.724
     Accumulation unit value at end of period....................................................      10.230
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           0
Scudder International Select Equity Subaccount
     Accumulation unit value at beginning of period*.............................................       9.358
     Accumulation unit value at end of period....................................................       9.193
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           7
Scudder Money Market Subaccount #1
     Accumulation unit value at beginning of period*.............................................       9.999
     Accumulation unit value at end of period....................................................       9.983
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
Scudder Small Cap Growth Subaccount
     Accumulation unit value at beginning of period*.............................................       9.475
     Accumulation unit value at end of period....................................................       9.651
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
Scudder Technology Growth Subaccount
     Accumulation unit value at beginning of period*.............................................       8.758
     Accumulation unit value at end of period....................................................       9.308
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
Scudder Total Return Subaccount
     Accumulation unit value at beginning of period*.............................................       9.661
     Accumulation unit value at end of period....................................................       9.627
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
SVS Davis Venture Value Subaccount
     Accumulation unit value at beginning of period*.............................................       9.525
     Accumulation unit value at end of period....................................................       9.657
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................          13
SVS Dreman Financial Services Subaccount
     Accumulation unit value at beginning of period*.............................................       9.565
     Accumulation unit value at end of period....................................................       9.569
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -

                                    SUBACCOUNT                                                         2002
-------------------------------------------------------------------------------------------------    --------
SVS Dreman High Return Equity Subaccount
     Accumulation unit value at beginning of period*.............................................    $  9.551
     Accumulation unit value at end of period....................................................    $  9.499
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           0
SVS Dreman Small Cap Value Subaccount
     Accumulation unit value at beginning of period*.............................................       9.061
     Accumulation unit value at end of period....................................................       8.937
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           0
SVS Eagle Focused Large Cap Growth Subaccount
     Accumulation unit value at beginning of period*.............................................       9.286
     Accumulation unit value at end of period....................................................       9.133
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           9
SVS Focus Value+Growth Subaccount
     Accumulation unit value at beginning of period*.............................................       9.284
     Accumulation unit value at end of period....................................................       9.357
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           0
SVS Index 500 Subaccount
     Accumulation unit value at beginning of period*.............................................       9.309
     Accumulation unit value at end of period....................................................       9.452
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
SVS INVESCO Dynamic Growth Subaccount
     Accumulation unit value at beginning of period*.............................................       9.177
     Accumulation unit value at end of period....................................................       9.580
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
SVS Janus Growth And Income Subaccount
     Accumulation unit value at beginning of period*.............................................       9.285
     Accumulation unit value at end of period....................................................       9.226
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
SVS Janus Growth Opportunities Subaccount
     Accumulation unit value at beginning of period*.............................................       9.474
     Accumulation unit value at end of period....................................................       9.594
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           0
SVS MFS Strategic Value Subaccount
     Accumulation unit value at beginning of period*.............................................       9.102
     Accumulation unit value at end of period....................................................       9.512
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
SVS Oak Strategic Equity Subaccount
     Accumulation unit value at beginning of period*.............................................       8.879
     Accumulation unit value at end of period....................................................       9.006
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           -
SVS Turner Mid Cap Growth Subaccount
     Accumulation unit value at beginning of period*.............................................       9.399
     Accumulation unit value at end of period....................................................       9.437
     Number of accumulation units outstanding at end of period
      (000's omitted)............................................................................           0

*Commencement of Offering on August 2, 2002.

                                PROSPECTUS FOR
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------
 INDIVIDUAL AND GROUP FLEXIBLE PREMIUM MODIFIED GUARANTEED, FIXED AND VARIABLE
                          DEFERRED ANNUITY CONTRACTS
--------------------------------------------------------------------------------


                      ZURICH ARCHWAY/SM/ VARIABLE ANNUITY

                                   Issued By
                   KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                                      and
                    KEMPER INVESTORS LIFE INSURANCE COMPANY

   This Prospectus describes Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contracts (the "Contract(s)") offered by Kemper Investors Life Insurance Company ("KILICO"). The Contract is designed to provide annuity benefits for retirement that may or may not qualify for certain federal tax advantages. The Contracts may be purchased by natural persons or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval. Depending on particular state requirements, the Contracts may be issued on a group or individual basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract. For purposes of this Prospectus, the term "Contract" refers both to certificates and to individual annuity contracts.


   You may allocate purchase payments to one or more of the Subaccount options, the Fixed Account option or the modified guaranteed option referred to in the Prospectus as the Market Value Adjustment ("MVA") option. The Contract currently offers 52 variable options, each of which is a Subaccount of KILICO Variable Annuity Separate Account. Currently, you may choose among Subaccounts that invest in the following Portfolios or Funds:


                           The Alger American Fund
                            (Class S Shares):
                            . Alger American Growth
                              Portfolio
                            . Alger American MidCap
                              Growth Portfolio
                            . Alger American Small
                              Capitalization
                              Portfolio
                           American Century Variable
                            Portfolios, Inc. ("VP")
                            (Class II Shares):
                            . American Century VP
                              Income & Growth
                            . American Century VP
                              Value
                           Credit Suisse Trust:
                            . Credit Suisse
                              Trust-Emerging Markets
                              Portfolio
                           Dreyfus Investment
                           Portfolios ("Dreyfus IP")
                           (Service Shares):
                            . Dreyfus IP MidCap
                              Stock Portfolio
                           The Dreyfus Socially
                            Responsible Growth Fund,
                            Inc. (Service Shares)
                           Dreyfus Variable
                            Investment Fund
                            ("Dreyfus VIF") (Service
                            Shares)
                            . Dreyfus VIF Small
                              Company Stock Portfolio
                           Fidelity Variable
                           Insurance Products Funds
                           ("VIP") (Service Class 2
                           Shares):
                            . Fidelity VIP
                              Contrafund(R)
                            . Fidelity VIP
                              Equity-Income
                            . Fidelity VIP Growth
                            . Fidelity VIP Index 500
                           Franklin Templeton
                           Variable Insurance
                           Products Trust (Class 2
                           Shares)
                            . Franklin Rising
                              Dividends Securities
                              Fund
                            . Franklin Small Cap
                              Value Securities Fund
                            . Franklin Strategic
                              Income Securities Fund
                            . Franklin U.S.
                              Government Fund
                            . Franklin Zero Coupon
                              Fund--2010
                            . Mutual Discovery
                              Securities Fund
                            . Mutual Shares
                              Securities Fund
                            . Templeton Developing
                              Markets Securities Fund
                           INVESCO Variable
                           Investment Funds, Inc.
                           ("INVESCO VIF")
                            . INVESCO VIF-Financial
                              Services Fund
                            . INVESCO VIF-Health
                              Sciences Fund
                            . INVESCO VIF-Real
                              Estate Opportunity Fund
                            . INVESCO VIF-Utilities
                              Fund


                           J.P. Morgan Series Trust
                           II:
                            . JPMorgan International
                              Opportunities Portfolio
                            . JPMorgan Mid Cap Value
                              Portfolio
                            . JPMorgan Small Company
                              Portfolio
                           Janus Aspen Series
                           (Service Shares)
                            . Janus Aspen Balanced
                            . Janus Aspen Growth
                            . Janus Aspen Mid Cap
                              Growth (formerly
                              Aggressive Growth)
                            . Janus Aspen Mid Cap
                              Value Portfolio
                              (Perkins)
                            . Janus Aspen Small Cap
                              Value Portfolio (Bay
                              Isle)
                            . Janus Aspen Worldwide
                              Growth
                           Oppenheimer Variable
                           Account Funds (Service
                           Shares)
                            . Oppenheimer Aggressive
                              Growth Fund/VA
                            . Oppenheimer Capital
                              Appreciation Fund/VA
                            . Oppenheimer Global
                              Securities Fund/VA
                            . Oppenheimer High
                              Income Fund/VA
                            . Oppenheimer Main
                              Street Fund(R)/VA
                            . Oppenheimer Main
                              Street Small Cap
                              Fund(R)/VA
                            . Oppenheimer Strategic
                              Bond Fund/VA
                           Scudder Variable Series I
                           (Class B Shares):
                            . Scudder Capital Growth
                            . Scudder International
                           Scudder Variable Series
                           II (Class B Shares):
                            . Scudder Fixed Income
                              (formerly Scudder
                              Investment Grade Bond)
                            . Scudder Government
                              Securities
                            . Scudder Growth
                            . Scudder High Income
                              (formerly Scudder High
                              Yield)
                            . Scudder Money Market
                            . Scudder Small Cap
                              Growth
                            . Scudder Technology
                              Growth
                            . Scudder Total Return
                            . SVS Dreman Small Cap
                              Value (Class B Shares)

   Subaccounts and Portfolios may be added or deleted in the future. Contract values allocated to any of the Subaccounts vary, reflecting the investment experience of the selected Subaccounts. Contract values allocated to the Fixed Account option or one or more Guarantee Periods of the Market Value Adjustment option accumulate on a fixed basis.

   The Contracts are not insured by the FDIC. They are obligations of the issuing insurance company and are not a deposit of, or guaranteed by, any bank or savings institution and are subject to risks, including possible loss of principal.


   This Prospectus contains important information about the Contracts that you should know before investing. You should read it before investing and keep it for future reference. We have filed a Statement of Additional Information ("SAI") with the Securities and Exchange Commission. The current SAI has the same date as this Prospectus and is incorporated by reference in this Prospectus. You may obtain a free copy by writing us or calling 1-800-621-5001. A table of contents for the SAI appears on page 51. You may also find this Prospectus and other information about the Separate Account required to be filed with the Securities and Exchange Commission ("SEC") at the SEC's web site at http://www.sec.gov.



   The date of this Prospectus is May 1, 2003.


   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                                 Page
                                                                 ----
          DEFINITIONS...........................................   1
          SUMMARY...............................................   4
          SUMMARY OF EXPENSES...................................   7
          CONDENSED FINANCIAL INFORMATION.......................  10
          KILICO, THE SEPARATE ACCOUNT AND THE FUNDS............  14
          THE MVA AND FIXED ACCOUNT OPTIONS.....................  20
          THE CONTRACTS.........................................  21
          CONTRACT CHARGES AND EXPENSES.........................  34
          THE ANNUITY PERIOD....................................  37
          FEDERAL INCOME TAXES..................................  42
          DISTRIBUTION OF CONTRACTS.............................  49
          VOTING RIGHTS.........................................  49
          REPORTS TO CONTRACT OWNERS AND INQUIRIES..............  49
          EXPERTS...............................................  50
          LEGAL MATTERS.........................................  50
          SPECIAL CONSIDERATIONS................................  50
          AVAILABLE INFORMATION.................................  50
          LEGAL PROCEEDINGS.....................................  51
          TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION  51
          FINANCIAL STATEMENTS..................................  51
          ANNUAL REPORTS AND OTHER DOCUMENTS....................  51
          APPENDICES............................................  52

                                  DEFINITIONS

   The following terms, as used in this Prospectus, have the indicated meanings:

   Accumulated Guarantee Period Value--The sum of the Guarantee Period Values.

   Accumulation Period--The period between the Date of Issue and the Annuity
Date.

   Accumulation Unit--An accounting unit of measure used to calculate the value of each Subaccount during the Accumulation Period. Each Subaccount will have an Accumulation Unit for each combination of charges.

   Annuitant--The person during whose lifetime the Fixed Annuity or Variable Annuity is to be paid.

   Annuity Date--The date on which your Contract matures, and we begin to make annuity payments to you. The original Annuity Date you selected in your Contract application is stated in your Contract Schedule.

   Annuity Option--One of several forms in which you may elect to have annuity payments made to you after the Annuity Date.

   Annuity Period--The period starting on the Annuity Date during which we make annuity payments to you.

   Annuity Unit--An accounting unit of measure used to calculate the amount of Variable Annuity payments after the first annuity payment.

   Beneficiary--The person you designate or designated under the Contract to receive any benefits under a Contract upon your death.

   Company ("we", "us", "our", "KILICO")--Kemper Investors Life Insurance Company, Schaumburg, Illinois 60196.

   Contract--A Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract offered on an individual or group basis. Contracts issued on a group basis are represented by a certificate. Contracts issued on an individual basis are represented by an individual annuity contract.

   Contract Anniversary--An anniversary of the Date of Issue.

   Contract Schedule--The schedule pages appearing at the beginning of your Contract

   Contract Value--The sum of the Fixed Account Contract Value, plus the Separate Account Contract Value, plus the Accumulated Guarantee Period Value.

   Contract Year--A one-year period starting on the Date of Issue and successive Contract Anniversaries.

   Date of Issue--The Date of Issue is stated in your Contract Schedule.

   Debt--The principal of any outstanding loan plus any accrued interest. Loans are available under certain Qualified Plan Contracts.

   Fixed Account--The General Account of KILICO to which you may allocate all or a portion of Purchase Payments or Contract Value.

   Fixed Account Contract Value--The (1) Purchase Payments allocated and amounts transferred to the Fixed Account; plus (2) interest credited; minus (3) withdrawals, previously assessed withdrawal charges and transfers on any Valuation Date; minus (4) any applicable portion of the records maintenance charge.

   Fixed Annuity--An annuity payment plan, which does not vary in dollar amount with investment experience.

   Fund(s)--An investment company which provides the Portfolios available for investment by a Subaccount.

   General Account--Our assets other than those allocated to any of our separate accounts.

   Guaranteed Interest Rate--The rate of interest we establish for a given Guarantee Period.

   Guarantee Period--A period of time during which an amount is to be credited with a Guaranteed Interest Rate assuming no partial withdrawal, surrender, or transfer prior to the end of that Guarantee Period. The Guarantee Periods initially offered are stated in your Contract Schedule.

   Guarantee Period Value--The (1) Purchase Payment allocated or amount transferred to a Guarantee Period; plus (2) interest credited; minus (3) withdrawals, previously assessed withdrawal charges and transfers; minus (4) any applicable portion of the records maintenance charge; adjusted for (5) any applicable Market Value Adjustment previously made.

   Market Adjusted Value--A Guarantee Period Value adjusted by the Market Value Adjustment formula prior to the end of a Guarantee Period.

   Market Value Adjustment--An adjustment of Guarantee Period Values in accordance with the Market Value Adjustment formula that applies to amounts used to purchase an Annuity Option on the Annuity Date, partial or total withdrawals, or transfers prior to the end of the Guarantee Period. The adjustment reflects the change in the value of the Guarantee Period Value due to changes in interest rates since the date the Guarantee Period commenced.


   Non-Qualified Plan Contract--The Contract issued other than as a Qualified Plan Contract.



   Owner ("Contract Owner," "you," "your," "yours")--The person(s) named as Owner unless later changed as provided in the Contract. When more than one person is named as Owner, the terms, "you," "your," and "yours" mean joint Owners.


   Payee--A recipient of periodic payments under the Contract.

   Portfolio--A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets.


   Purchase Payment--The dollar amount we receive in U.S. currency to buy the benefits the Contract provides.


   Qualified Plan Contract--A Contract issued under a retirement plan which qualifies for favorable income tax treatment under Sections 401, 403, 408, 408A and 457 of the Internal Revenue Code as amended.

   Separate Account--A unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940 known as the KILICO Variable Annuity Separate Account.

   Separate Account Contract Value--The sum of the Subaccount Values on a Valuation Date.

   Subaccounts--The subdivisions of the Separate Account. Each Subaccount invests all of its assets in a specified Portfolio or Fund.

   Subaccount Value--The value of your interest in each Subaccount.

   Valuation Date--Each business day that we value the assets of the Separate Account. Currently this is each day that the New York Stock Exchange is open for trading.

   Valuation Period--The period that starts at the close of the New York Stock Exchange on a Valuation Date and ends at the close of the New York Stock Exchange on the next succeeding Valuation Date.

   Variable Annuity--An annuity payment plan which varies in dollar amount because of Subaccount investment experience.

   Withdrawal Value--Contract Value, minus any applicable withdrawal charge, plus or minus any applicable Market Value Adjustment, minus any premium tax payable.

                                    SUMMARY

   Because this is a summary, it does not contain all of the information that may be important. Read the entire Prospectus before deciding to invest.

   The Contracts provide for investment on a tax-deferred basis and annuity benefits. This Prospectus describes both Non-Qualified Plan and Qualified Plan Contracts. A Contract may not be issued to you on or after your 86th birthday.


   The minimum initial Purchase Payment is $10,000 for Non-Qualified Plan Contracts and $2,000 for Qualified Plan Contracts. The minimum subsequent Purchase Payment will vary depending on whether the Contract is issued as a Qualified or Non-Qualified Plan Contract, and the method of payment. In either case, our prior approval is required for total Purchase Payments over $1,000,000. (See "The Contracts," page 21.) We will aggregate multiple Contracts you own for purposes of the $1,000,000 limitation. An initial allocation to a Subaccount or Fixed Account must be at least $500. A subsequent allocation to a Subaccount or Fixed Account must be at least $50. Any allocation to a Guarantee Period must be at least $500.


   Variable accumulations and benefits are provided by crediting Purchase Payments to one or more Subaccounts that you select. Each Subaccount invests in one of the following corresponding Portfolios or Funds:

  .  Alger American Growth Portfolio (Class S Shares)

  .  Alger American MidCap Growth Portfolio (Class S Shares)

  .  Alger American Small Capitalization Portfolio (Class S Shares)

  .  American Century VP Income & Growth (Class II Shares)

  .  American Century VP Value (Class II Shares)

  .  Credit Suisse Trust-Emerging Markets


  .  Dreyfus IP MidCap Stock Portfolio (Service Shares)


  .  The Dreyfus Socially Responsible Growth Fund, Inc. (Service Shares)


  .  Dreyfus VIF Small Company Stock Portfolio (Service Shares)


  .  Fidelity VIP Contrafund(R) (Service Class 2 Shares)

  .  Fidelity VIP Equity-Income (Service Class 2 Shares)

  .  Fidelity VIP Growth (Service Class 2 Shares)

  .  Fidelity VIP Index 500 (Service Class 2 Shares)


  .  Franklin Rising Dividends Securities Fund (Class 2 Shares)



  .  Franklin Small Cap Value Securities Fund (Class 2 Shares)



  .  Franklin Strategic Income Securities Fund (Class 2 Shares)



  .  Franklin U.S. Government Fund (Class 2 Shares)



  .  Franklin Zero Coupon Fund-2010 (Class 2 Shares)



  .  Mutual Discovery Securities Fund (Class 2 Shares)



  .  Mutual Shares Securities Fund (Class 2 Shares)



  .  Templeton Developing Markets Securities Fund (Class 2 Shares)



  .  INVESCO VIF-Financial Services Fund



  .  INVESCO VIF-Health Sciences Fund



  .  INVESCO VIF-Real Estate Opportunity Fund



  .  INVESCO VIF-Utilities Fund



  .  JPMorgan International Opportunities Portfolio

  .  JPMorgan Mid Cap Value Portfolio



  .  JPMorgan Small Company Portfolio





  .  Janus Aspen Balanced (Service Shares)



  .  Janus Aspen Growth (Service Shares)



  .  Janus Aspen Mid Cap Growth (formerly Aggressive Growth) (Service Shares)



  .  Janus Aspen Mid Cap Value Portfolio (Perkins) (Service Shares)



  .  Janus Aspen Small Cap Value Portfolio (Bay Isle) (Service Shares)



  .  Janus Aspen Worldwide Growth (Service Shares)



  .  Oppenheimer Aggressive Growth Fund/VA (Service Shares)



  .  Oppenheimer Capital Appreciation Fund/VA (Service Shares)



  .  Oppenheimer Global Securities Fund/VA (Service Shares)



  .  Oppenheimer High Income Fund/VA (Service Shares)



  .  Oppenheimer Main Street Fund(R)/VA (Service Shares)



  .  Oppenheimer Main Street Small Cap Fund(R)/VA (Service Shares)



  .  Oppenheimer Strategic Bond Fund/VA (Service Shares)


  .  Scudder Capital Growth (Class B Shares)


  .  Scudder Fixed Income (formerly Scudder Investment Grade Bond) (Class B
     Shares)


  .  Scudder Government Securities (Class B Shares)

  .  Scudder Growth (Class B Shares)


  .  Scudder High Income (formerly Scudder High Yield) (Class B Shares)


  .  Scudder International (Class B Shares)

  .  Scudder Money Market (Class B Shares)

  .  Scudder Small Cap Growth (Class B Shares)

  .  Scudder Technology Growth (Class B Shares)

  .  Scudder Total Return (Class B Shares)


  .  SVS Dreman Small Cap Value (Class B Shares)



   The Fixed Account provides fixed accumulations and benefits. The Fixed Account may not be available in all states. We guarantee that Purchase Payments allocated to the Fixed Account earn not less than the minimum guaranteed rate. In our discretion, we may credit interest in excess of the minimum guaranteed rate. (See "Fixed Account Option," page 20.)



   The MVA Option also provides fixed accumulations. The MVA Option may not be available in all states. The MVA Option is only available during the Accumulation Period. You may allocate amounts to one or more initial Guarantee Periods available under the Contract. We may offer additional Guarantee Periods at our discretion. We may limit the number of Guarantee Period options available to three. We guarantee amounts allocated to the MVA Option at Guaranteed Interest Rates for the Guarantee Periods you select. We declare the rate at our sole discretion. These guaranteed amounts are subject to any applicable withdrawal charge, Market Value Adjustment or records maintenance charge. We will not change a Guaranteed Interest Rate for the duration of the Guarantee Period. However, Guaranteed Interest Rates for subsequent Guarantee Periods are set at our discretion. At the end of a Guarantee Period, a new Guarantee Period for the same duration starts, unless you timely elect another Guarantee Period. The offering of interests under the Contract relating to the MVA Option is registered under the Securities Act of 1933 ("1933 Act"), but the separate account holding our assets in connection with those interests is not registered under the Investment Company Act of 1940 ("1940 Act"). (See "The MVA Option," page 20.)

   You bear the investment risk under the Contracts, unless you allocate your Contract Values to:

      . the MVA Option and are guaranteed to receive the Guaranteed Interest Rate, and you do not transfer or surrender Contract Value prior to the end of the Guarantee Period so that you are not subject to any Market Value Adjustment, or


      . the Fixed Option and are guaranteed to earn not less than the minimum guaranteed rate (see "Fixed Account Option").



   Transfers among Subaccounts are permitted before and after annuitization, subject to certain limitations. A transfer from a Guarantee Period is subject to a Market Value Adjustment unless the transfer is effected within 30 days after the end of the applicable Guarantee Period. (See "Transfers During the Accumulation Period" and "Transfers and Conversions During the Annuity Period," pages 25 and 39, respectively.)



   We do not deduct sales charges from Purchase Payments. You may withdraw Contract Value subject to withdrawal charges, any applicable Market Value Adjustment, and other specified conditions. The withdrawal charge ranges from 7% of each Purchase Payment during the first year to 0% after four years have elapsed. A year elapses on the last day of the Contract Year in which the Purchase Payment was made and on the last day of each subsequent Contract Year. As explained below, certain amounts may be withdrawn free of the withdrawal charge. In determining withdrawal charges and free withdrawal amounts, we treat withdrawals as coming from the oldest Purchase Payments first (i.e., first-in, first-out) and then from earnings (if any). We will charge all amounts withdrawn and any applicable withdrawal charge against Purchase Payments in the chronological order in which we received them beginning with the initial Purchase Payment. (See "Withdrawals During the Accumulation Period," page 28.) Withdrawals may be subject to income tax, a 10% penalty tax, and other tax consequences. Withdrawals from Qualified Plan Contracts may be limited by the terms of the plan or the Internal Revenue Code, as amended (the "Code"). (See "Federal Income Taxes," page 42.)


   Each Contract Year, you may withdraw remaining Purchase Payments no longer subject to a withdrawal charge, plus 10% of remaining Purchase Payments that are subject to a withdrawal charge, without incurring a withdrawal charge.


   The Contract may be purchased in connection with retirement plans qualifying under Sections 401, 403, 408, 408A and 457 of the Code including the following types of Qualified Plans: IRA's, SEP-IRA's, SIMPLE IRA's, Roth IRA's, HR-10 and Keogh Plans, Pension and Profit-Sharing Plans, Tax-Sheltered Annuities, and Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Contract is also available in connection with non-qualified deferred compensation plans. (See "Taxation of Annuities in General," page 43 and "Qualified Plans," page 46.)



   You may take loans against your Contract at any time prior to the Annuity Date if your Contract was issued under Sections 401(a) or 403(b) of the Code and your plan permits loans. (See "Contract Loans," page 29.)



   You may examine a Contract and return it to us for a refund during the "free look" period. The length of the free look period will depend on the state in which the Contract is issued. However, it will be at least ten days from the date you receive the Contract. (See "The Contracts," page 21.) In addition, a special free look period applies in some circumstances to Contracts issued as an Individual Retirement Annuity ("IRA"), a Roth IRA or a Simplified Employee Pension.

                              SUMMARY OF EXPENSES
--------------------------------------------------------------------------------

    The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.



            Contract Owner Transaction Expenses
            Sales Load Imposed on Purchase
            (as a percentage of Purchase Payments):...     None
            Maximum Withdrawal Charge/(1)/
            (as a percentage of purchase payments):...       7%

                                                       Withdrawal
               Years Elapsed after Purchase Payment      Charge
               ------------------------------------    ----------
               Less than One..........................    7.00%
               One but less than two..................    6.00%
               Two but less than three................    5.00%
               Three but less than four...............    4.00%
               Four and thereafter....................    0.00%

            Maximum Transfer Fee:.....................   $   10/(2)/





 Commutation Charge/(3)/


    An amount equal to the difference between the present value of any remaining guaranteed payments (as of the date of calculation) calculated using:


       A. For a fixed annuity option, (i) a discount rate that is equal to the rate assumed in calculating the initial income payment and (ii) the greater of: (a) the ten year treasury constant maturity plus 3%; and (b) the rate used to determine the initial payment plus 2%, and


       B. For a variable annuity option, (i) a discount rate that is equal to the assumed investment rate and (ii) the assumed investment rate plus 2%.
 -------

/(1)/Each Contract Year, a Contract Owner may withdraw up to the total of all remaining Purchase Payments no longer subject to a withdrawal charge plus 10% of remaining Purchase Payments that are subject to a withdrawal charge, without incurring a withdrawal charge. In certain circumstances we may reduce or waive the withdrawal charge. See "Withdrawal Charge."



/(2)/We reserve the right to charge a fee of $10 for each transfer of Contract
     Value in excess of twelve transfers per Contract Year. See "Transfers During the Accumulation Period."



/(3)/This Charge only applies to the calculation of lump sum payments with respect to any remaining periodic payments in the certain period under Annuity Options 1, 3, or 5 upon the death of an Annuitant during the Annuity Period or in commutation of remaining annuity payments under those Options. See "Commutation Charge," "Death of Annuitant or Owner" and "Commutable Annuitization Option."



    The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.





            Annual Records Maintenance Charge............   $30/(4)/
            Separate Account Annual Expenses
            (as a percentage of average Separate
              Account Contract Value)
            Mortality and Expense Risk Charge:........... 1.55%
            Administration Charge:....................... 0.15%

            Total Separate Account Annual Expenses:...... 1.70%
                                                          =====

            Optional Benefits............................
            Optional Enhanced Death Benefits Charges/(5)/
            Zurich Safeguard/SM/:........................ 0.20%
            Zurich Safeguard/SM/ Plus:................... 0.35%
                                                          -----

            Total Maximum Separate Account Annual
              Expenses including Optional Benefit
              Charges.................................... 2.05%
                                                          =====

--------

/(4)/The records maintenance charge applies to Contracts with Contract Value less than $50,000 on the date of assessment. In certain circumstances, we may reduce or waive the annual records maintenance charge. See "Records Maintenance Charge."



/(5)/The Zurich Safeguard/SM/ and Zurich Safeguard/SM/ Plus expenses do not apply to the Fixed Account, Guarantee Periods, or Scudder Money Market Subaccounts. See "Optional Enhanced Death Benefit Charge."


    The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


Total Annual Fund Operating Expenses/(6)/                      Minimum--Maximum
(expenses that are deducted from Funds assets, including
management fees, distribution and/or service (12b-1) fees, and other expenses, prior to any fee waivers or expense
reimbursements)...............................................   0.60%--2.69%

 -------


/(6)/The expenses shown are for the year ended December 31, 2002, and do not reflect any fee waivers or expense reimbursements.



    The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements that will remain in effect at least through May 1, 2003. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements that may be terminated at any time. The minimum and maximum Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements are 0.53% and 2.69%, respectively. Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.


    THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                                    EXAMPLE
--------------------------------------------------------------------------------
    This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

    The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the Zurich Safeguard/SM/ Plus optional enhanced death benefit. If this feature were not elected or a less costly option were elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

    Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

    (1)If you surrender or annuitize your Contract at the end of the applicable time period:


                        1 year 3 years 5 years 10 years
                        ------ ------- ------- --------
                        $1,117 $1,912  $2,436   $4,890



    (2)a. If you annuitize your Contract at the end of the applicable period under Annuity Option 2, 3, 4, or 5 or under Annuity Option 1 for a period of ten years or more/(7)/:



                        1 year 3 years 5 years 10 years
                        ------ ------- ------- --------
                          N/A   $1,460 $2,436   $4,890



       b. If you annuitize your Contract at the end of the applicable period under Annuity Option 1 for a period of less than ten years/(7)/:



                        1 year 3 years 5 years 10 years
                        ------ ------- ------- --------
                          N/A   $1,916 $2,436   $4,890



    (3)If you do not surrender your Contract at the end of the applicable time period:



                        1 year 3 years 5 years 10 years
                        ------ ------- ------- --------
                          $486  $1,460 $2,436   $4,890

 -------

  /(7)/Withdrawal charges do not apply if the contract is annuitized under Annuity Option 2, 3, 4, or 5, or under Annuity Option 1 for a period of ten years or more.


    The fee table and example should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The example does not include the deduction of state premium taxes, which may be assessed before or upon annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the example is not intended to be representative of past or future performance of any Subaccount.

                        CONDENSED FINANCIAL INFORMATION



   The following tables list the Condensed Financial Information (the accumulation unit values for accumulation units outstanding) for contracts without optional benefits yielding the lowest Separate Account charges possible under the Contract (1.70%) and Contracts with optional benefits yielding the highest Separate Account charges possible under the Contract as of December 31, 2002 (2.05%). Should the Separate Account charges applicable to your Contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your Contract, such information can be obtained in the Statement of Additional Information free of charge.



                    No Additional Contract Options Elected


  (Separate Account Charges of 1.70% of the Daily Net Assets of the Separate
                                   Account)



Subaccount                                                                     2002
----------                                                                    ------
Alger American Growth Subaccount
   Accumulation unit value at beginning of period*........................... $8.866
   Accumulation unit value at end of period.................................. $8.663
   Number of accumulation units outstanding at end of period (000's omitted).     --
Alger American MidCap Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.209
   Accumulation unit value at end of period..................................  9.094
   Number of accumulation units outstanding at end of period (000's omitted).      0
Alger American Small Capitalization Subaccount
   Accumulation unit value at beginning of period*...........................  9.223
   Accumulation unit value at end of period..................................  9.470
   Number of accumulation units outstanding at end of period (000's omitted).     --
American Century VP Income & Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.339
   Accumulation unit value at end of period..................................  9.514
   Number of accumulation units outstanding at end of period (000's omitted).     --
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*...........................  9.482
   Accumulation unit value at end of period..................................  9.636
   Number of accumulation units outstanding at end of period (000's omitted).     --
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*...........................  9.066
   Accumulation unit value at end of period..................................  8.660
   Number of accumulation units outstanding at end of period (000's omitted).     --
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.100
   Accumulation unit value at end of period..................................  9.004
   Number of accumulation units outstanding at end of period (000's omitted).     --
Fidelity VIP Contrafund Subaccount
   Accumulation unit value at beginning of period*...........................  9.539
   Accumulation unit value at end of period..................................  9.574
   Number of accumulation units outstanding at end of period (000's omitted).     --
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period*...........................  9.247
   Accumulation unit value at end of period..................................  9.349
   Number of accumulation units outstanding at end of period (000's omitted).     --
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.157
   Accumulation unit value at end of period..................................  9.225
   Number of accumulation units outstanding at end of period (000's omitted).     --
Fidelity VIP Index 500 Subaccount
   Accumulation unit value at beginning of period*...........................  9.317
   Accumulation unit value at end of period..................................  9.476
   Number of accumulation units outstanding at end of period (000's omitted).     --

Subaccount                                                                     2002
----------                                                                    -------
JPMorgan Small Company Subaccount
   Accumulation unit value at beginning of period*........................... $ 9.104
   Accumulation unit value at end of period.................................. $ 9.191
   Number of accumulation units outstanding at end of period (000's omitted).      --
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*...........................   9.806
   Accumulation unit value at end of period..................................   9.852
   Number of accumulation units outstanding at end of period (000's omitted).      --
Janus Aspen Growth Subaccount
   Accumulation unit value at beginning of period*...........................   9.166
   Accumulation unit value at end of period..................................   9.184
   Number of accumulation units outstanding at end of period (000's omitted).      --
Janus Aspen Mid Cap Growth (formerly Aggressive Growth) Subaccount
   Accumulation unit value at beginning of period*...........................   9.377
   Accumulation unit value at end of period..................................   9.506
   Number of accumulation units outstanding at end of period (000's omitted).      --
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*...........................   9.347
   Accumulation unit value at end of period..................................   9.005
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*...........................   9.392
   Accumulation unit value at end of period..................................   9.359
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder Fixed Income (formerly Scudder Investment Grade Bond) Subaccount
   Accumulation unit value at beginning of period*...........................  10.068
   Accumulation unit value at end of period..................................  10.353
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder International Subaccount
   Accumulation unit value at beginning of period*...........................   9.219
   Accumulation unit value at end of period..................................   8.882
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder Government Securities Subaccount
   Accumulation unit value at beginning of period*...........................  10.054
   Accumulation unit value at end of period..................................  10.215
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*...........................   9.363
   Accumulation unit value at end of period..................................   9.431
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder High Income (formerly Scudder High Yield) Subaccount
   Accumulation unit value at beginning of period*...........................   9.725
   Accumulation unit value at end of period..................................  10.239
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder Money Market Subaccount #1
   Accumulation unit value at beginning of period*...........................   9.999
   Accumulation unit value at end of period..................................   9.983
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*...........................   9.476
   Accumulation unit value at end of period..................................   9.660
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder Technology Growth Subaccount*
   Accumulation unit value at beginning of period*...........................   8.759
   Accumulation unit value at end of period..................................   9.317
   Number of accumulation units outstanding at end of period (000's omitted).      --
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*...........................   9.662
   Accumulation unit value at end of period..................................   9.636
   Number of accumulation units outstanding at end of period (000's omitted).      --

               Additional Contract Options Elected (Total 0.35%)


  (Separate Account Charges of 2.05% of the Daily Net Assets of the Separate
                                   Account)



Subaccount                                                                     2002
----------                                                                    ------
Alger American Growth Subaccount
   Accumulation unit value at beginning of period*........................... $8.864
   Accumulation unit value at end of period.................................. $8.649
   Number of accumulation units outstanding at end of period (000's omitted).      1
Alger American MidCap Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.207
   Accumulation unit value at end of period..................................  9.079
   Number of accumulation units outstanding at end of period (000's omitted).     --
Alger American Small Capitalization Subaccount
   Accumulation unit value at beginning of period*...........................  9.221
   Accumulation unit value at end of period..................................  9.454
   Number of accumulation units outstanding at end of period (000's omitted).     --
American Century VP Income & Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.337
   Accumulation unit value at end of period..................................  9.498
   Number of accumulation units outstanding at end of period (000's omitted).     --
American Century VP Value Subaccount
   Accumulation unit value at beginning of period*...........................  9.480
   Accumulation unit value at end of period..................................  9.621
   Number of accumulation units outstanding at end of period (000's omitted).      1
Credit Suisse Trust-Emerging Markets Subaccount
   Accumulation unit value at beginning of period*...........................  9.064
   Accumulation unit value at end of period..................................  8.646
   Number of accumulation units outstanding at end of period (000's omitted).     --
Dreyfus Socially Responsible Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.098
   Accumulation unit value at end of period..................................  8.990
   Number of accumulation units outstanding at end of period (000's omitted).     --
Fidelity VIP Contrafund Subaccount
   Accumulation unit value at beginning of period*...........................  9.537
   Accumulation unit value at end of period..................................  9.558
   Number of accumulation units outstanding at end of period (000's omitted).      1
Fidelity VIP Equity-Income Subaccount
   Accumulation unit value at beginning of period*...........................  9.245
   Accumulation unit value at end of period..................................  9.334
   Number of accumulation units outstanding at end of period (000's omitted).     --
Fidelity VIP Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.155
   Accumulation unit value at end of period..................................  9.210
   Number of accumulation units outstanding at end of period (000's omitted).     --
Fidelity VIP Index 500 Subaccount
   Accumulation unit value at beginning of period*...........................  9.315
   Accumulation unit value at end of period..................................  9.460
   Number of accumulation units outstanding at end of period (000's omitted).     --
JPMorgan Small Company Subaccount
   Accumulation unit value at beginning of period*...........................  9.102
   Accumulation unit value at end of period..................................  9.176
   Number of accumulation units outstanding at end of period (000's omitted).      1
Janus Aspen Balanced Subaccount
   Accumulation unit value at beginning of period*...........................  9.804
   Accumulation unit value at end of period..................................  9.836
   Number of accumulation units outstanding at end of period (000's omitted).     --
Janus Aspen Growth Subaccount
   Accumulation unit value at beginning of period*........................... $9.164
   Accumulation unit value at end of period.................................. $9.169
   Number of accumulation units outstanding at end of period (000's omitted).     --

Subaccount                                                                     2002
----------                                                                    ------
Janus Aspen Mid Cap Growth (formerly Aggressive Growth) Subaccount
   Accumulation unit value at beginning of period*...........................  9.375
   Accumulation unit value at end of period..................................  9.491
   Number of accumulation units outstanding at end of period (000's omitted).      1
Janus Aspen Worldwide Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.345
   Accumulation unit value at end of period..................................  8.991
   Number of accumulation units outstanding at end of period (000's omitted).      1
Scudder Capital Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.390
   Accumulation unit value at end of period..................................  9.343
   Number of accumulation units outstanding at end of period (000's omitted).     --
Scudder Fixed Income (formerly Scudder Investment Grade Bond) Subaccount
   Accumulation unit value at beginning of period*........................... 10.066
   Accumulation unit value at end of period.................................. 10.336
   Number of accumulation units outstanding at end of period (000's omitted).     --
Scudder International Subaccount
   Accumulation unit value at beginning of period*...........................  9.217
   Accumulation unit value at end of period..................................  8.867
   Number of accumulation units outstanding at end of period (000's omitted).     --
Scudder Government Securities Subaccount
   Accumulation unit value at beginning of period*........................... 10.052
   Accumulation unit value at end of period.................................. 10.199
   Number of accumulation units outstanding at end of period (000's omitted).     --
Scudder Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.361
   Accumulation unit value at end of period..................................  9.416
   Number of accumulation units outstanding at end of period (000's omitted).     --
Scudder High Income (formerly Scudder High Yield) Subaccount
   Accumulation unit value at beginning of period*...........................  9.723
   Accumulation unit value at end of period.................................. 10.222
   Number of accumulation units outstanding at end of period (000's omitted).      2
Scudder Money Market Subaccount #1
   Accumulation unit value at beginning of period*...........................  9.999
   Accumulation unit value at end of period..................................  9.983
   Number of accumulation units outstanding at end of period (000's omitted).     --
Scudder Small Cap Growth Subaccount
   Accumulation unit value at beginning of period*...........................  9.474
   Accumulation unit value at end of period..................................  9.644
   Number of accumulation units outstanding at end of period (000's omitted).     --
Scudder Technology Growth Subaccount*
   Accumulation unit value at beginning of period*...........................  8.757
   Accumulation unit value at end of period..................................  9.302
   Number of accumulation units outstanding at end of period (000's omitted).     --
Scudder Total Return Subaccount
   Accumulation unit value at beginning of period*...........................  9.660
   Accumulation unit value at end of period..................................  9.620
   Number of accumulation units outstanding at end of period (000's omitted).     --

--------

*Commencementof Offering on August 2, 2002.

                  KILICO, THE SEPARATE ACCOUNT AND THE FUNDS

Kemper Investors Life Insurance Company


   We were organized in 1947 and are a stock life insurance company organized under the laws of the State of Illinois. Our offices are located at 1600 McConnor Parkway, Schaumburg, Illinois 60196. We offer annuity and life insurance products and are admitted to do business in the District of Columbia and all states except New York. In addition to the Contracts, we offer other variable contracts with different benefits, costs and funding vehicles. We are a wholly-owned subsidiary of Kemper Corporation, a nonoperating holding company. Kemper Corporation is a wholly-owned subsidiary of Zurich Group Holding ("ZGH"), a Swiss holding company. ZGH is owned by Zurich Financial Services ("ZFS"), a Swiss holding company.


The Separate Account

   We established the KILICO Variable Annuity Separate Account on May 29, 1981 pursuant to Illinois law. It is a separate investment account used to fund the Contract and other of our variable annuity contracts. The SEC does not supervise the management, investment practices or policies of the Separate Account or KILICO.

   Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets. Moreover, the assets equal to the reserves and other liabilities of the Separate Account will not be charged with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct.


   There are currently 52 Subaccounts available under the Contract, each of which invests exclusively in shares of one of the Portfolios. We may, from time to time, combine or remove Subaccounts and establish additional Subaccounts. In such cases, we may permit you to select other Subaccounts under the Contract. However, the right to select any other Subaccount is limited by the terms and conditions we may impose on such transactions. Not all Subaccounts may be available in all jurisdictions or under all Contracts.


   The Separate Account purchases and redeems Portfolio shares at net asset value. We redeem Portfolio shares as necessary to provide benefits, to deduct Contract charges and to transfer assets from one Subaccount to another as you request. All dividends and capital gains distributions received by the Separate Account from a Portfolio are reinvested in that Portfolio at net asset value and retained as assets of the corresponding Subaccount.

   The Separate Account's financial statements appear in the Statement of Additional Information.

The Funds

   The Separate Account currently invests in the shares of the following open-end management investment companies:

      .  The Alger American Fund

      .  American Century Variable Portfolios, Inc.

      .  Credit Suisse Trust


      .  Dreyfus Investment Portfolios


      .  The Dreyfus Socially Responsible Growth Fund, Inc.


      .  Dreyfus Variable Investment Fund


      . Fidelity Variable Insurance Products Funds (which includes Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II)


      .  Franklin Templeton Variable Insurance Products Trust



      .  INVESCO Variable Investment Funds, Inc.


      .  J.P. Morgan Series Trust II

      .  Janus Aspen Series


      .  Oppenheimer Variable Account Funds


      .  Scudder Variable Series I

      .  Scudder Variable Series II

   The Funds provide investment vehicles for variable life insurance and variable annuity contracts and certain qualified retirement plans. Fund shares are sold only to insurance company separate accounts and qualified retirement plans. Fund shares may be sold to separate accounts of other insurance companies, whether or not affiliated with us. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of companies unaffiliated with us, or for variable life insurance separate accounts, variable annuity separate accounts and qualified retirement plans to invest simultaneously in the Funds' Portfolios. Currently, we do not foresee disadvantages to variable life insurance owners, variable annuity owners or qualified retirement plans. The Funds' Boards monitor events for material conflicts between owners and determine what action, if any, should be taken. In addition, if we believe that a Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

   The assets of each Portfolio are held separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


   The Portfolios or Funds are summarized below:


The Alger American Fund (Class S Shares)

  .  Alger American Growth Portfolio seeks long-term capital appreciation.

  . Alger American MidCap Growth Portfolio seeks long-term capital appreciation.

  . Alger American Small Capitalization Portfolio seeks long-term capital appreciation.

American Century Variable Portfolios, Inc. (Class II Shares)

  . American Century VP Income & Growth Portfolio seeks capital growth by investing in common stocks. Income is a secondary objective.

  . American Century VP Value Portfolio seeks long-term capital growth. Income is a secondary objective.

Credit Suisse Trust


   Credit Suisse Trust-Emerging Markets Portfolio seeks long-term growth of capital by investing in equity securities of companies located or conducting a majority of their business in emerging markets.



Dreyfus Investment Portfolios (Service Shares)



   Dreyfus IP MidCap Stock Portfolio seeks investment results that are greater than the total return performance of medium-size domestic companies in the aggregate as represented by the Standard and Poor's MidCap 400(R) Index.


The Dreyfus Socially Responsible Growth Fund, Inc. (Service Shares)


   The Fund's primary goal is to provide capital growth with current income as a secondary goal. To pursue this goal, the Fund normally invests at least 80% of its assets in common stocks of companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but also conduct their business in a manner that contributes to the enhancement of the quality of life in America.



Dreyfus Variable Investment Fund (Service Shares)



   Dreyfus VIF Small Company Stock Portfolio seeks to maximize capital appreciation.

Fidelity Variable Insurance Products Funds (Service Class 2 Shares)

   Fidelity VIP Contrafund(R) Portfolio seeks long-term capital appreciation.

   Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund seeks a yield which exceeds the composite yield on the securities comprising the S&P(R) 500.

   Fidelity VIP Growth Portfolio seeks capital appreciation.

   Fidelity VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P(R) 500.


Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)







   Franklin Rising Dividends Securities Fund seeks long-term capital appreciation. Preservation of capital is an important secondary consideration.



   Franklin Small Cap Value Securities Fund seeks long-term total return.



   Franklin Strategic Income Securities Fund seeks a high level of current income, with capital appreciation over the long term as a secondary objective.



   Franklin U.S. Government Fund seeks income.



   Franklin Zero Coupon-2010 Fund seeks as high an investment return as is consistent with capital preservation.



   Mutual Discovery Securities Fund seeks capital appreciation.



   Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal.



   Templeton Developing Market Securities Fund seeks long-term capital appreciation.



INVESCO Variable Investment Funds, Inc.



   INVESCO VIF-Financial Services Fund seeks capital growth.



   INVESCO VIF-Health Sciences Fund seeks capital growth.



   INVESCO VIF-Real Estate Opportunity Fund seeks capital growth and to earn current income.



   INVESCO VIF-Utilities Fund seeks capital growth and current income.


J.P. Morgan Series Trust II


   JPMorgan International Opportunities Portfolio seeks to provide high total return from a portfolio of equity securities of foreign companies.



   JPMorgan Mid Cap Value Portfolio seeks to provide growth from capital appreciation.



   JPMorgan Small Company Portfolio seeks to provide high total return from a portfolio of small company stocks.



Janus Aspen Series (Service Shares)




   Janus Aspen Balanced Portfolio seeks long-term capital growth, consistent with preservation of capital and balanced by current income.

   Janus Aspen Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital


   Janus Aspen Mid Cap Growth (formerly Aggressive Growth) Portfolio seeks long-term growth of capital.



   Janus Aspen Mid Cap Value Portfolio (Perkins) seeks capital appreciation.



   Janus Aspen Small Cap Value Portfolio (Bay Isle) seeks capital appreciation.


   Janus Aspen Worldwide Growth Portfolio seeks long-term growth of capital in a manner consistent with the preservation of capital.


Oppenheimer Variable Account Funds (Service Shares)



   Oppenheimer Aggressive Growth Fund/VA seeks capital appreciation by investing in "growth type" companies.



   Oppenheimer Capital Appreciation Fund/VA seeks capital appreciation.



   Oppenheimer Global Securities Fund/VA seeks long-term capital appreciation.



   Oppenheimer High Income Fund/VA seeks a high level of current income.



   Oppenheimer Main Street Fund(R)/VA seeks high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities.



   Oppenheimer Main Street Small Cap Fund(R)/VA seeks capital appreciation.



   Oppenheimer Strategic Bond Fund/VA seeks a high level of current income principally derived from interest on debt securities.


Scudder Variable Series I (Class B Shares)

   Scudder Capital Growth Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

   Scudder International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

Scudder Variable Series II (Class B Shares)


   Scudder Fixed Income (formerly Scudder Investment Grade Bond) Portfolio seeks high current income.


   Scudder Government Securities Portfolio seeks high current income consistent with preservation of capital.

   Scudder Growth Portfolio seeks maximum appreciation of capital.


   Scudder High Income (formerly Scudder High Yield) Portfolio seeks to provide a high level of current income.




   Scudder Money Market Portfolio seeks maximum current income to the extent consistent with stability of principal.

   Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital.

   Scudder Technology Growth Portfolio seeks growth of capital.

   Scudder Total Return Portfolio seeks high total return, a combination of income and capital appreciation.

   SVS Dreman Small Cap Value Portfolio seeks long-term capital appreciation.

--------

* "Standard & Poor's(R)," "S&P(R)" and "S&P MidCap 400(R)" are trademarks of The McGraw-Hill Companies, Inc. The Dreyfus Corporation has been licensed to use such trademarks, as applicable. The Dreyfus I.P. MidCap Stock Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's(R), and Standard & Poor's(R) makes no representation regarding the advisability of investing in the Portfolio. Additional information may be found in the Portfolio's statement of additional information.



   The Portfolios may not achieve their stated objective. More detailed information, including a description of risks involved in investing in the Portfolios is found in the Funds' prospectuses accompanying this Prospectus and statements of additional information, available from us upon request.


Advisers and Managers


   Fred Alger Management, Inc. serves as the investment adviser for the available Portfolios of The Alger American Fund. American Century Investment Management, Inc. is the investment adviser for the two available Portfolios of the American Century Variable Portfolios, Inc. Credit Suisse Asset Management, LLC ("CSAM") is the investment adviser for the Credit Suisse Trust-Emerging Markets Portfolio. CSAM's Australian and U.K. affiliates, located in Sydney, Australia and London, U.K., respectively, and each known as Credit Suisse Asset Management Limited, are sub-advisers for the Credit-Suisse Trust-Emerging Markets Portfolio. The Dreyfus Corporation is the investment adviser for the available Portfolio of the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., and the available Portfolio of the Dreyfus Variable Investment Fund. Fidelity Management & Research Company serves as the investment adviser for the available Portfolios of the Fidelity Variable Insurance Products Funds. Fidelity Management & Research (U.K.) Inc. (FMR U.K.) in London, England, Fidelity Management & Research (Far East), Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan and FMR. Co., Inc. (FMRC) serve as the sub-advisers for the Fidelity VIP Contrafund(R). FMR Co., Inc.
(FMRC) serves as the sub-adviser for the Fidelity VIP Equity-Income Fund, the Fidelity VIP Growth Fund, and the Fidelity VIP Index 500 Fund (Service Class 2 Shares). Templeton Asset Management Ltd. is the investment manager for the available Portfolios of the Franklin Templeton Variable Insurance Products Trust. INVESCO Funds Group, Inc. is the investment adviser for the available Portfolios of the INVESCO Variable Investment Funds Inc. J.P. Morgan Investment Management Inc. is the investment adviser for the available Portfolios of the J.P. Morgan Series Trust II. Janus Capital Management LLC is the investment adviser for the six available Portfolios of the Janus Aspen Series. OppenheimerFunds Inc., is the investment manager for the available Portfolios of the Oppenheimer Variable Account Funds. Deutsche Investment Management Americas Inc. serves as the investment manager for the each of the available Portfolios of Scudder Variable Series I and Scudder Variable Series II. Dreman Value Management, L.L.C. serves as the subadviser for the SVS Dreman Small Cap Value Portfolio. The investment advisers are paid fees for their services by the Funds they manage. We may receive compensation from the Funds or the investment advisers of the Funds for services related to the Funds. Such compensation will be consistent with the services rendered or the cost savings resulting from the arrangement.


Change of Investments

   If we establish additional Subaccounts, each new Subaccount will invest in a new series of a Fund or in shares of another investment company. We may also substitute other investment companies.

   We reserve the right, subject to compliance with the current law or as it may be changed in the future:

      .  to operate the Separate Account in any form permitted by law;

      . to take any action necessary to comply with or obtain and continue any exemptions from applicable law;

      . to transfer any assets in any Subaccount to another Subaccount or to one or more Separate Accounts, or the General Account, or to add, combine or remove Subaccounts in the Separate Account;

      . to delete the shares of any of the portfolios of a Fund or any other open-end diversified investment company and to substitute, for the Fund shares held in any Subaccount, the shares of another Portfolio of a Fund or the shares of another investment company or any other investment permitted by law; and

      . to change the way we assess charges, but not to increase the aggregate amount above that currently charged to the Separate Account and the Funds in connection with the Contract.

   When required by law, we will obtain your approval of such changes and the approval of any regulatory authority.

Performance Information


   The Separate Account may advertise several types of performance information for the Subaccounts. All Subaccounts may advertise standardized "average annual total return" and nonstandardized "total return." The Scudder Fixed Income (formerly Scudder Investment Grade Bond) Subaccount, Scudder Government Securities Subaccount, and the Scudder High Income (formerly Scudder High Yield) Subaccount may also advertise "yield". The Scudder Money Market Subaccount may advertise "yield" and "effective yield." Each of these figures is based upon historical earnings and is not necessarily representative of a Subaccount's future performance.



   Standardized average annual total return and nonstandardized total return calculations measure a Subaccount's net income plus the effect of any realized or unrealized appreciation or depreciation of the Subaccount's underlying investments. Standardized average annual total return will be quoted for periods of at least one year, five years and ten years, if applicable. Nonstandardized average annual total return may be quoted for periods of one year, three years, five years and ten years, if applicable. We will show standardized average annual total return for the life of the Subaccount. We will show nonstandardized average annual total return for the life of the Portfolio, meaning the time the underlying Portfolio has been in existence. Standardized average annual total return will be current to the most recent calendar quarter. Nonstandardized total return will be current to the most recent calendar month. Standardized average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of a Subaccount investment over the applicable period. Nonstandardized total return may include annualized and nonannualized (cumulative) figures. Nonannualized figures represent the actual percentage change over the applicable period.


   Yield is a measure of the net dividend and interest income earned over a specific one month or 30-day period (seven-day period for the Scudder Money Market Subaccount) expressed as a percentage of the value of the Subaccount's Accumulation Units. Yield is an annualized figure, which means that it is assumed that the Subaccount generates the same level of net income over a one year period, compounded on a semi-annual basis. The effective yield for the Scudder Money Market Subaccount is calculated similarly, but includes the effect of assumed compounding calculated under rules prescribed by the SEC. The Scudder Money Market Subaccount's effective yield will be slightly higher than its yield due to this compounding effect.


   The Subaccounts' performance figures and Accumulation Unit values fluctuate. The standardized performance figures reflect the deduction of all expenses and fees, including a prorated portion of the records maintenance charge. Redemptions within the first four years may be subject to a withdrawal charge that ranges from 7% the first year to 0% after four years. The calculation of yield, current yield and effective yield does not normally reflect the effect of applicable withdrawal charges. In addition, nonstandardized total return figures may not include the effect of all other recurring expenses and fees, including a prorated portion of the records maintenance charge. Nonstandardized total return figures may be higher than if these charges were deducted.


   The Subaccounts may be compared to relevant indices and performance data from independent sources, including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's(R) 500 Stock Index, the Consumer
Price Index, the CDA Certificate of Deposit Index, the Salomon Brothers High Grade Corporate Bond Index, the Lehman Brothers Government/Corporate Bond
Index, the Merrill Lynch Government/Corporate Master Index, the Lehman Brothers Long Government/Corporate Bond Index, the Lehman Brothers Government/Corporate 1-3 Year Bond Index, the Standard & Poor's(R) Midcap 400 Index, the NASDAQ Composite Index, the Russell 2000 Index and the Morgan Stanley Capital International Europe, Australia, Far East Index. Please note the differences and similarities between the investments that a Subaccount may purchase and the investments measured by the indexes. In particular, it should be noted that the comparative information with regard to the indexes will not reflect the deduction of any Contract charges or fees. Similarly, the indexes are unmanaged and do not reflect the fees and expenses of management and acquisition costs. In addition, certificates of deposit may offer fixed or variable yields and principal is guaranteed and may be insured. The value of each Subaccount will fluctuate and is not insured.


   From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Advisor and VARDS.

   Additional information concerning a Subaccount's performance and independent sources is provided in the Statement of Additional Information.

                       THE MVA AND FIXED ACCOUNT OPTIONS

The MVA Option

   You may allocate amounts in the Market Value Adjustment ("MVA") Option to one or more Guarantee Periods with durations of one to ten years during the Accumulation Period, unless otherwise restricted by state law. The MVA Option may not be available in all states. We calculate the interest credited to the Guarantee Period Value by compounding daily at daily interest rates which would produce at the end of 12 months a result identical to the one produced by applying an annual interest rate. At our discretion, we may offer additional Guarantee Periods or limit the number of Guarantee Periods available to three. At the end of a Guarantee Period, a new Guarantee Period for the same duration starts, unless you timely elect another Guarantee Period. Moreover, interest rates in the Guarantee Periods may vary based on the riders you select.

   The amounts allocated to the MVA Option under the Contracts are invested under the laws regulating our General Account. Assets supporting the amounts allocated to Guarantee Periods are held in a "non-unitized" separate account. However, our General Account assets are available to fund benefits under the Contracts. A non-unitized separate account is a separate account in which you do not participate in the performance of the assets through unit values. The assets of the non-unitized separate account are held as reserves for our guaranteed obligations under the Contracts and other contracts we may issue. The assets of the non-unitized separate account are not chargeable with liabilities arising out of the business conducted by any other separate account or out of any other business we may conduct.


   State insurance laws concerning the nature and quality of investments regulate our General Account investments and any non-unitized separate account investments. These laws generally permit investment in federal, state and municipal obligations, preferred and common stocks, corporate bonds, real estate mortgages, real estate and certain other investments.


   We consider the return available on the instruments in which Contract proceeds are invested when establishing Guaranteed Interest Rates. This return is only one of many factors considered in establishing Guaranteed Interest Rates. (See "The Accumulation Period--4. Establishment of Guaranteed Interest Rates.")


   Our invested assets portfolio as of December 31, 2002, included approximately 85.7 percent in cash, short-term investments and investment grade fixed maturities, 2.4 percent in below investment grade (high risk) bonds, 4.6 percent in mortgage loans and other real estate-related investments and 7.3 percent in all other investments.



   We are not obligated to invest the amounts allocated to the MVA Option according to any particular strategy, except as state insurance laws may require. For more information concerning our General Account assets, consult our Annual Report For the Fiscal Year ended December 31, 2002. (See "Annual Reports and Other Documents.")


Fixed Account Option

   Amounts allocated or transferred to the Fixed Account are part of our General Account, supporting insurance and annuity obligations. The availability of the Fixed Account option may be restricted in some states. The offering of interests under the Contract relating to the Fixed Account is not registered under the 1933 Act, and the Fixed Account is not registered as an investment company under the 1940 Act. Accordingly, neither the Fixed Account nor any interests therein generally are subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account, however, may be subject to the general provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


   Under the Fixed Account Option, we pay a fixed interest rate for stated periods. This Prospectus describes only the aspects of the Contract involving the Separate Account and the MVA Option, unless we refer to fixed accumulation and annuity elements.



   We guarantee that payments allocated to the Fixed Account earn a minimum fixed interest rate not less than the minimum interest rate allowed by state law. At our discretion, we may credit interest in excess of the minimum guaranteed rate. Any excess interest will apply for each full twelve calendar month period. We reserve the right to change the rate of excess interest credited. We also reserve the right to declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Account. As a result, amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. Moreover, interest rates in the Fixed Account may vary based on the riders you select.


   The initial interest rate for a Purchase Payment is guaranteed through the end of the month in which it was received and for twelve calendar months thereafter. Succeeding interest rates are guaranteed twelve calendar months at a time.

                                 THE CONTRACTS

A. GENERAL INFORMATION.

   The Contract, whether issued on an individual or group basis, along with any enrollment application attached to the Contract and any endorsements constitute the entire contract. We may not contest the Contract after two years from the Date of Issue.

   The Contract must be issued to an Owner before his or her 86th birthday. The Owner may not elect Zurich Safeguard/SM/ if the Issue Date is on or after his or her 81st birthday or Zurich Safeguard/SM/ Plus if the Issue Date is on or after his or her 76th birthday.

   The Contract does not pay dividends and will not share in our surplus or earnings.


   The minimum initial Purchase Payment is $10,000 for Non-Qualified Plan Contracts and $2,000 for Qualified Plan Contracts. The minimum subsequent Purchase Payment is $500 under a Non-Qualified Plan Contract. However, the minimum subsequent Purchase Payment is $100 if you authorize us to automatically draw on your bank account and provide us with a voided check. Thereafter, we will draw Purchase Payments from your bank account on a monthly, quarterly, semi-annual or annual basis and apply them according to your initial allocation instructions unless you otherwise instruct us. The minimum subsequent payment is $50 under a Qualified Plan Contract. Our prior approval is required for cumulative Purchase Payments over $1,000,000. We will aggregate multiple Contracts you own for purposes of the $1,000,000 limitation. Purchase Payments will be allocated to a Subaccount, Fixed Account or Guarantee Period immediately according to your instructions regardless of the free look period. We reserve the right to change our allocation procedures that apply during the free look period. We also reserve the right to waive or modify the above limits and to not accept any Purchase Payment.


   You may examine your Contract and return it to us for a refund during the free look period. The length of the free look period depends upon the state in which the Contract is issued. The amount of the refund also depends on the state in which the Contract is issued. Generally, the amount of the refund will be one of the following:

      . the Separate Account Contract Value plus Market Adjusted Value on the date we receive the returned Contract plus Purchase Payments allocated to the Fixed Account, without any deduction for withdrawal charges or records maintenance charges; or

      .  the return of Purchase Payments.

   In addition, a special free look period applies in some circumstances to Contracts issued as IRAs, Roth IRAs or Simplified Employee Pensions.

   Before the Annuity Date and prior to the death of an Owner, you have the exclusive right to exercise every option and right conferred by the Contract. Joint Owners are only permitted in Non-Qualified Plan Contracts.


   You may write to us prior to the distribution of a death benefit or the first annuity payment date to request a change of the Annuity Date. The new Annuity Date must not be earlier than two years from the Date of Issue or beyond the maximum Annuity Date stated in your Contract Schedule. (See "The Annuity Period.")

   Before the Annuity Date or the death of an Owner, you have the right to cancel or amend your Contract if we agree. Only our president, secretary and assistant secretaries have the power to approve a change or waive any provisions of the Contract. Any such modifications must be in writing. No agent or person other than the officers named has the authority to change or waive the provisions of the Contract. You may exercise every option and right conferred by the Contract including the right of assignment. The Joint Owners must agree to any change if more than one Owner is named.

   The Owner may designate a Joint Annuitant who will become the Annuitant if the Annuitant dies before the Annuity Date. Joint Annuitants are only permitted in Non-Qualified Plan Contracts. If the Joint Annuitant is not alive at the date of the Annuitant's death or if the Joint Annuitant dies within ten days of the Annuitant's death, the Joint Annuitant provision will not apply. If the Annuitant dies and the Joint Annuitant is not named or alive, the youngest Owner becomes the Annuitant.

   No assignment under the Contract is binding unless we receive it in writing. We assume no responsibility for the validity or sufficiency of any assignment. Once filed, the rights of the Owner, Annuitant and Beneficiary are subject to the assignment. Any claim is subject to proof of interest of the assignee. An assignment may subject you to immediate tax liability, possibly including a 10% tax penalty. (See "Tax Treatment of Withdrawals, Loans and Assignments.")


   The provisions of an applicable Qualified Plan may prohibit a change of Beneficiary. Generally, an interest in a Qualified Plan Contract may not be assigned. Further, if the Contract is issued as a Qualified Plan Contract, additional provisions may apply. The rider or amendment to the Contract used to qualify it under the applicable section of the Internal Revenue Code will state the extent of change to its provisions.


B. THE ACCUMULATION PERIOD.

1. Allocation of Purchase Payments.

   All Purchase Payments must be paid to us at our home office or an alternative location we may select. We will notify you and any other interested parties in writing of any alternative location. Purchase Payments received by an agent will begin experiencing investment performance and earning interest only after we receive them.

   You allocate your Purchase Payments to the Subaccounts, Guarantee Periods, or Fixed Account. The minimum initial allocation to a Subaccount, the Fixed Account or a Guarantee Period is $500. The minimum subsequent allocation to a Subaccount or the Fixed Account is $50. The minimum subsequent allocation to a Guarantee Period is $500. The number of Accumulation Units credited to your Contract when you allocate a Purchase Payment to a Subaccount usually will be based on the Accumulation Unit value next computed after we receive your Purchase Payment. With respect to the initial Purchase Payment, the amount is credited only after we determine to issue the Contract, but in no event later than the second day after we receive the Purchase Payment and the application in good order. Purchase Payments that you allocate to a Guarantee Period or to the Fixed Account begin earning interest after we receive them (except that initial Purchase Payments will be credited interest only after we determine to issue the Contract, but no later than the second day after we receive your initial Purchase Payment and the application in good order).

   If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot issue the Contract within the five-day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the Purchase Payment until the application is completed.

   Our "Protect Your Future Program" allows you to choose a Guarantee Period and one or more Subaccounts. The percentage allocated to a Guarantee Period will depend on the current interest rate and length of the Guarantee Period chosen. At the end of the Guarantee Period, the Purchase Payment amount in that account will have grown to the full value of the initial Purchase Payment. The balance will be invested in one or more Subaccounts. Due to interest rate changes, the amount of the Purchase Payment allocated to a Guarantee Period will not be known until the Contract is actually issued.

   We will issue a Contract without a signed application if:

      . a dealer provides us with application information, electronically or in writing,

      .  we receive the initial Purchase Payment, and

      . you confirm in writing, after the Contract is delivered, that all information provided and in the Contract is correct. Until we receive the written confirmation, your ability to request financial transactions under the Contract will be restricted.

2. Accumulation Unit Value.

   Each Subaccount has an Accumulation Unit value for each combination of asset-based charges. When Purchase Payments or other amounts are allocated to a Subaccount, a number of units are credited based on the Subaccount's Accumulation Unit value at the end of the Valuation Period during which the allocation is made. When amounts are transferred out of or deducted from a Subaccount, units are cancelled in a similar manner. The Subaccount Value of any Subaccount on any Valuation Date is the number of Accumulation Units held in the Subaccount times the applicable Accumulation Unit value on that Valuation Date.

   The Accumulation Unit value for each Valuation Period is the relevant investment experience factor for that period multiplied by the Accumulation Unit value for the period immediately preceding. The Accumulation Unit values for each Valuation Period are applied to each day in the Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

   Each Subaccount has its own investment experience factor for each combination of charges. The investment experience factor of a Subaccount for a combination of charges for a Valuation Period is determined by dividing a. by
b. and subtracting c. from the result, where:

      a. is the net result of:

         . the net asset value per share of the Portfolio held in the Subaccount determined at the end of the current Valuation Period; plus

         . the per share amount of any dividend or capital gain distributions made by the Portfolio held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

         . a credit or charge for any taxes reserved for the current Valuation Period which we determine have resulted from the investment operations of the Subaccount;

      b. is the net asset value per share of the Portfolio held in the Subaccount determined at the end of the preceding Valuation Period; and
      c. is the factor representing the sum of the applicable Separate Account charges, stated in the Contract Schedule, for the number of days in the Valuation Period

3. Guarantee Periods.


   You may allocate Purchase Payments to one or more Guarantee Periods with durations of one to ten years. We may limit the number of Guarantee Periods to three. The number of Guarantee Periods available may also vary by state. Each Guarantee Period has a Guaranteed Interest Rate that will not change during the Guarantee Period.

   On any Valuation Date, the Guarantee Period Value includes the following:

      . your Purchase Payments or transfers allocated to the Guarantee Period Value at the beginning of the Guarantee Period; plus

      .  interest credited; minus

      .  withdrawals, previously assessed withdrawal charges and transfers;
         minus

      . any applicable portion of the records maintenance charge and charges for other benefits; adjusted for

      .  any applicable Market Value Adjustment previously made.

   On any Valuation Date, the Accumulated Guarantee Period Value is the sum of the Guarantee Period Values.


   We calculate the interest credited to the Guarantee Period Value by compounding daily at daily interest rates that would produce at the end of 12 months a result identical to the one produced by applying an annual interest rate. The interest rate may be reduced for the cost of any riders you have elected.


   An example illustrating how we credit a Guaranteed Interest Rate is provided in Appendix A to this Prospectus.

   At the end of any Guarantee Period, we send written notice of the beginning of a new Guarantee Period. A new Guarantee Period for the same duration starts unless you elect another Guarantee Period or investment option within 30 days after the end of the prior Guarantee Period. You may choose a different Guarantee Period by preauthorized telephone instructions or by giving us written notice. You should not select a new Guarantee Period extending beyond the Annuity Date. The Guarantee Period amount available for annuitization is subject to Market Value Adjustments and may be subject to withdrawal charges. (See "Market Value Adjustment" and "Withdrawal Charge" below.)

   The amount reinvested at the beginning of a new Guarantee Period is the Guarantee Period Value for the Guarantee Period just ended. The Guaranteed Interest Rate in effect when the new Guarantee Period begins applies for the duration of the new Guarantee Period.

   You may call us at 1-800-621-5001 or write to Kemper Investors Life Insurance Company, Customer Service, at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 for the new Guaranteed Interest Rates.

4. Establishment of Guaranteed Interest Rates.

   Any Guarantee Period(s) you initially elect and the interest rate(s) initially credited are specified in your Contract Schedule. The interest rate credited to subsequent Purchase Payments or transfers will be declared at the time a Purchase Payment is received or transfer is made. At the end of a Guarantee Period, we will declare a Guaranteed Interest Rate applicable for the subsequent Guarantee Period. Once established, interest rates are guaranteed for their respective Guarantee Periods.

   Withdrawals of Accumulated Guarantee Period Value may be subject to withdrawal charges and records maintenance charges in addition to a Market Value Adjustment.

   We have no specific formula for establishing the Guaranteed Interest Rates. The determination may be influenced by, but not necessarily correspond to, the current interest rate environment. We may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales commissions and administrative expenses we bear, and general economic trends.

   Interest rates may be adjusted for the cost of any riders you have elected.

   We make the final determination of the Guaranteed Interest Rates to be declared.

   We cannot predict or guarantee the level of future Guaranteed Interest Rates.

5. Contract Value.

   On any Valuation Date, Contract Value equals the total of:

      .  the number of Accumulation Units credited to each Subaccount, times

      .  the corresponding Accumulation Unit value for each Subaccount, plus

      .  your Accumulated Guarantee Period Value in the MVA Option, plus

      .  your Fixed Account Contract Value.

6. Change of Ownership, Beneficiary and Annuitant.


   You may change the Owner by written request at any time while the Owner is alive. You must furnish information sufficient to clearly identify the new Owner to us. The change is subject to any existing assignment of the Contract. When we record the effective date for the change, it will be the date the notice was signed except for action taken by us prior to receiving the request. Any change is subject to the payment of any proceeds. We may require you to return your Contract to us for endorsement of a change of ownership. A change of ownership may result in adverse tax consequences. (See "Federal Income Taxes--2. Taxation of Partial and Full Withdrawals.")


   A Beneficiary must be designated at the time of application. In the case of joint Owners, the surviving joint Owner is automatically the designated primary Beneficiary. You may change the Beneficiary if you send us notification in a manner acceptable to us. Changes are subject to the following conditions:

      . prior to the Annuity Date, the Beneficiary change form must be filed while the Owner is alive;

      . after the Annuity Date, the Beneficiary may be changed while the Owner and Annuitant are alive;


      .  the Contract must be in force at the time you file a change form;


      . a change must not be prohibited by the terms of an existing assignment, Beneficiary designation or other restriction;

      . after we receive the change form, it will take effect on the date the change form was signed, however action taken by us before the change form was received will remain in effect;

      . the request for change must provide information sufficient to clearly identify the new Beneficiary to us; and

      . in the case of joint Owners, the designation of a Beneficiary other than the surviving joint Owner will be deemed to be the designation of a contingent Beneficiary.


   We may require you to return the Contract to us for endorsement of a change of Beneficiary.


   The interest of a Beneficiary who dies before the distribution of the death benefit will pass to the other beneficiaries, if any, to share and share alike, unless otherwise provided in the Beneficiary designation. If no Beneficiary survives or is named, the distribution will be made to your estate when you die.

   The Annuitant is shown in the Contract Schedule. Prior to the Annuity Date, an Annuitant may be replaced or added unless the Owner is a non-natural person. There must be at least one Annuitant at all times. If the Annuitant dies, the youngest Owner will become the new Annuitant unless there is a surviving joint Annuitant or a new Annuitant is otherwise named. Upon the death of an Annuitant prior to the Annuity Date, a death benefit is not paid unless the Owner is a non-natural person. If joint Annuitants are designated, the survivor will become the Annuitant if one of the joint Annuitants dies before the Annuity Date, unless the Owner is a non-natural person. Joint Annuitants are only permitted in Non-Qualified Plan Contracts.

7. Transfers During the Accumulation Period.

   During the Accumulation Period, you may transfer Contract Value among the Subaccounts, the Guarantee Periods and the Fixed Account subject to the following conditions:

      . the minimum amount which may be transferred is $50 for each Subaccount or Fixed Account and $500 for each Guarantee Period or, if smaller, the remaining value in the Subaccount, Fixed Account or Guarantee Period.

      . no partial transfer will be made if the remaining Contract Value of the Fixed Account or any Subaccount will be less than $50 or any Guarantee Period will be less than $500, unless the transfer will eliminate your interest in the applicable account;

      . no transfer may be made within seven calendar days of the date on which the first annuity payment is due;

      . any transfer from a Guarantee Period is subject to a Market Value Adjustment unless the transfer is effected within 30 days after the end of the applicable Guarantee Period;

      . multiple transfers requested on one business day will be counted as one transfer; and

      . we reserve the right to restrict transfers for a period of 15 days after each transfer in excess of 12 in a Contract Year. Any transfer request received during such a period will not be processed unless resubmitted and received after the 15-day period.

   We may charge a $10 fee for each transfer in excess of 12 in a Contract Year. However, transfers made pursuant to the Dollar Cost Averaging or Automatic Asset Rebalancing programs do not count toward these 12 transfers for purposes of determining whether the fee will apply. Because a transfer before the end of a Guarantee Period is subject to a Market Value Adjustment, the amount transferred from the Guarantee Period may be more or less than the requested dollar amount.

   Except as provided below, we make transfers pursuant to your written or telephone request specifying in detail both the amount which is to be transferred and the names of the accounts which are affected. We will transfer from the Fixed Account or Guarantee Periods as of the Valuation Date following the date we receive your written or telephone transfer request. Telephone transfers require the proper authorization from us, and all telephone transfer request will be recorded for your protection. We reserve the right to terminate the telephone transfer privilege at any time.

   The following transfers must be requested through standard United States mail:

      .  transfers in excess of $250,000 per Contract, per day, and


      . transfers into and out of the [Credit Suisse Trust-Emerging Markets], Janus Aspen Worldwide Growth and Scudder International Subaccounts in excess of $50,000 per Contract, per day.


   In the case of transfers between Subaccounts, the reduction and credit of Accumulation Units in each Subaccount is determined based on the Accumulation Unit value at the end of the Valuation Period in which we received your request.

   If a transfer is to be made from a Subaccount, we may suspend the right of transfer:

      . during any period when the New York Stock Exchange is closed other than customary weekend and holiday closings;

      . when trading in the markets normally utilized is restricted, or an emergency exists as determined by the SEC so that disposal of investments or determination of the Accumulation Unit value is not practical; or

      . for such other periods as the SEC by order may permit for the protection of Owners.

   We may defer the payment of a transfer from the Fixed Account or Guarantee Periods, for the period permitted by law. This can never be more than six months after we receive your written or telephone request. During the period of deferral, we will continue to credit interest, at the then current interest rate(s), to the Fixed Account Contract Value and/or each Guarantee Period Value.

   If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party's instructions. However, we do not offer or participate in any asset allocation program or investment advisory service and we take no responsibility for any third party asset allocation program or investment advisory service. We may suspend or cancel acceptance of a third party's instructions at any time and may restrict the Subaccounts available for transfer under third party authorizations.


   The Contract is not designed for professional market timing organizations, or other organizations or individuals engaged in market timing strategies in response to short-term fluctuations in the market, involving frequent transfers, or transfers representing a substantial percentage of the assets of any Subaccount. You should not purchase the Contract if you intend to engage in such market timing strategies. Market timing strategies may be disruptive to the Subaccounts and may be detrimental to Owners. Further, these short-term strategies are particularly inappropriate for attaining long-term retirement goals or for the protection of heirs. Consequently, we reserve the right, at our sole discretion and without prior notice, to take action when we identify market timing strategies detrimental to Owners.

   We reserve the right at any time and without notice to any party, to terminate, suspend or modify these or any other transfer rights. If you submit a request for a transfer that is no longer permitted, we will notify you in writing that the transaction is not permissible. We disclaim all liability if we follow in good faith instructions given in accordance with our procedures, including requests for personal identifying information, that are designed to limit unauthorized use of the privilege. Therefore, you bear the risk of loss in the event of a fraudulent telephone or other transfer request.

8. Dollar Cost Averaging Program.

   Under our Dollar Cost Averaging ("DCA") program, a predesignated portion of any Subaccount or Fixed Account option is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to any other accounts, except for the Scudder Money Market Subaccount #2, based on your allocation of accounts.


   The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and fewer Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount (other than a Subaccount which maintains a stable net asset value), are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed.


   The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The DCA program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the first transfer date.

   We will waive the mortality and expense risk charge on the Scudder Money Market Subaccount #2 if you allocate all or a portion of the initial Purchase Payment to that account with the purpose of Dollar Cost Averaging the total allocation into other accounts within one year. If you terminate Dollar Cost Averaging or do not deplete all Subaccount Value in Scudder Money Market Subaccount #2 within one year, we automatically transfer any remaining value in the Scudder Money Market Subaccount #2 to Scudder Money Market Subaccount #1. The Scudder Money Market Subaccount #2 may only be used in a DCA program where DCA transfers are made monthly.

   The minimum transfer amount is $100 per Subaccount or Fixed Account. The total Contract Value in an account at the time Dollar Cost Averaging is elected must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

   Dollar Cost Averaging ends if:

      .  the number of designated monthly transfers has been completed,

      . Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount will be transferred,

      . we receive your written termination at least five business days before the next transfer date, or

      .  the Contract is surrendered or annuitized.

   If the Fixed Account balance is at least $10,000, you may elect automatic monthly or calendar quarter transfers of interest accrued in the Fixed Account to one or more of the Subaccounts or Guarantee Periods.

You may enroll in this program any time by completing our Dollar Cost Averaging form. Transfers are made within five business days of the end of the month or calendar quarter, as applicable. We must receive the enrollment form at least ten days before the end of the month or calendar quarter, as applicable.


9. Automatic Asset Rebalancing Program.

   Under our Automatic Asset Rebalancing program, transfers among the accounts, except for Guarantee Periods, the Fixed Account or the Scudder Money Market Subaccount #2, will automatically be made periodically on a monthly, quarterly, semi-annual or annual basis to achieve the Owner's pre-defined asset allocations. Transfers under this program are not subject to the $50 transfer minimum and will not be counted against the 12 transfers permitted in a Contract Year. An election to participate in this plan must be in writing on our form and returned to us.


   You may not simultaneously participate in the Dollar Cost Averaging and Automatic Asset Rebalancing programs.


10. Withdrawals During the Accumulation Period.

   During the Accumulation Period, you may make an unlimited number of partial withdrawals or a total withdrawal (also known as a "surrender") from the Contract. Upon surrender, we will pay the Contract Value reduced by any withdrawal charge, Debt, applicable premium taxes, records maintenance charge and applicable withholding tax, adjusted by any applicable Market Value Adjustment. A partial withdrawal may not exceed the amount available upon surrender. The Market Value Adjustment formula will be applied to the applicable portion of the total value withdrawn unless a withdrawal is effected within 30 days after the end of the applicable Guarantee Period(s). You must return the Contract to us if you elect a total withdrawal. Withdrawals may have tax consequences. (See "Federal Income Taxes.")

   Each Contract Year, you may withdraw remaining Purchase Payments no longer subject to a withdrawal charge, plus 10% of remaining Purchase Payments subject to a withdrawal charge, without incurring a withdrawal charge ("partial free withdrawal").

   The 10% of remaining Purchase Payments is per Contract Year and is not cumulative for future Contract Years.

   Partial withdrawals are subject to the following conditions:

      . partial withdrawals must be at least $500 or, if smaller, the remaining value in the Fixed Account or a Guarantee Period or Subaccount;

      . no partial withdrawal will be made if the remaining Contract Value of the Fixed Account or any Subaccount will be less than $50 or any Guarantee Period will be less than $500 unless the withdrawal will eliminate your interest in the applicable account;

      . if an account is not specified for the partial withdrawal, it will be deducted on a pro rata basis from the investment options in which the Owner has an interest; and

      . if a partial withdrawal would reduce Contract Value to less than $5,000, the partial withdrawal will be processed as a total withdrawal (surrender of the Contract).


   We make withdrawals pursuant to your written or telephone request specifying in detail both the amount which is to be withdrawn and the names of the accounts that are affected. Telephone transfers are subject to restrictions and require the proper authorization from us. We will make withdrawals from the Fixed Account or Guarantee Periods as of the Valuation Date following the date we receive your written or telephone withdrawal request.


   In the case of withdrawals from a Subaccount, we will redeem the necessary number of Accumulation Units to achieve the requested dollar amount and then reduce the number of Accumulation Units credited in each Subaccount by the number of Accumulation Units redeemed. The reduction in the number of Accumulation Units is determined based on the Accumulation Unit value at the end of the Valuation Period in which we received your request. We will pay the amount within seven calendar days after we receive the request, except as provided below.

   If the withdrawal is to be made from a Subaccount, we may suspend the right of withdrawal, or delay payment beyond seven calendar days;

      . during any period when the New York Stock Exchange is closed other than customary weekend and holiday closings;

      . when trading in the markets normally utilized is restricted, or an emergency exists as determined by the SEC so that disposal of investments or determination of the Accumulation Unit value is not practical; or

      . for such other periods as the SEC by order may permit for the protection of Owners.

   We may defer the payment of a withdrawal from the Fixed Account or Guarantee Periods, for the period permitted by law. This can never be more than six months after we receive your written or telephone request. During the period of deferral, we will continue to credit interest, at the then current interest rate(s), to the Fixed Account Contract Value and/or each Guarantee Period Value.

   A participant in the Texas Optional Retirement System ("ORP") must obtain a certificate of termination from the participant's employer before the Contract can be redeemed. The Attorney General of Texas has ruled that participants in the ORP may redeem their interest in a Contract issued pursuant to the ORP only upon termination of employment in Texas public institutions of higher education, or upon retirement, death or total disability. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures.

   Withdrawals will reduce the Optional Enhanced Death Benefit ("OEDB") in the proportion that the withdrawal, plus withdrawal charges, bears to the Contract Value. For example, if the OEDB is $100,000 and the Contract Value is $80,000, and a withdrawal, including withdrawal charges, of $20,000 is taken, the OEDB is then reduced to $75,000 as shown below.

      .  $20,000/$80,000 = 25% ratio of withdrawal to Contract Value;

      .  $100,000 x 25% = $25,000 of OEDB reduction;

      .  $100,000 OEDB-$25,000 = $75,000 remaining OEDB

11. Systematic Withdrawal Plan.

   We offer a Systematic Withdrawal Plan ("SWP") allowing you to pre-authorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw a selected amount, or amounts based on your life expectancy, from the Fixed Account, or from any of the Subaccounts or Guarantee Periods on a monthly, quarterly, semi-annual or annual basis. You may select the day of the month on which the withdrawals will occur, other than the 29/th/, 30/th/, or 31/st/ of the month. The SWP is available when you request a minimum $100 periodic payment. A Market Value Adjustment applies to any withdrawals under the SWP from a Guarantee Period, unless effected within 30 days after that Guarantee Period ends. If the amounts distributed under the SWP from the Fixed Account and the Subaccounts or Guarantee Periods exceed the partial free withdrawal amount, the withdrawal charge is applied on any amounts exceeding the partial free withdrawal amount. Withdrawals taken under the SWP may be subject to the 10% tax penalty on early withdrawals and to income taxes and withholding. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give 30 days notice if we amend the SWP, and you may terminate the SWP at any time.

12. Contract Loans.


   The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Internal Revenue Code of 1986 ("Code") or with a qualified plan under Code Section 401, may request a loan (if permitted by the qualified plan) any time during the Accumulation Period. The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under section 403(b) contracts and ERISA Qualified Plans are complicated, you should consult your tax adviser before exercising the loan privilege.

Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

   Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within 5 years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Interest will be charged on your loan amount. Failure to make a loan repayment when due will result in adverse income tax consequences to you.

   If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the investment accounts will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your Contract Value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your Contract Value will be greater than it would have been had no loan been outstanding.

13. Market Value Adjustment.

   The Market Value Adjustment formula stated below is applicable for both an upward or downward adjustment to a Guarantee Period Value when, prior to the end of a Guarantee Period, that value is:

      .  taken as a total or partial withdrawal;

      .  applied to purchase an Annuity Option; or

      . transferred to another Guarantee Period, the Fixed Account or a Subaccount.

   However, a Market Value Adjustment will not be applied to any Guarantee Period Value transaction effected within 30 days after the end of the applicable Guarantee Period or during the free look period. The Market Value Adjustment applies before the deduction of any withdrawal charges.

   The Market Value Adjustment reflects the relationship between:

      . the currently established interest rate reduced by the cost of any optional rider elected by the Owner ("Current Interest Rate") for a Guarantee Period equal to the remaining length of the Guarantee Period, rounded to the next lower number of complete years, and

      .  the Guaranteed Interest Rate applicable to the amount being withdrawn.


   Generally, if the Guaranteed Interest Rate is the same or lower than the applicable Current Interest Rate, the Market Value Adjustment reduces Guarantee Period Value and results in a lower payment. Thus, if interest rates increase, the withdrawal could be less than the original Purchase Payment or the original amount allocated to a Guarantee Period. Conversely, if the Guaranteed Interest Rate is higher than the applicable Current Interest Rate, the Market Value Adjustment increases Guarantee Period Value and results in a higher payment.



   The Market Value Adjustment (MVA) uses this formula:



      MVA = Guarantee Period Value x {[(1+I)/(1+J)]/ t/365 /- 1}



      Where:



          I is the Guaranteed Interest Rate being credited to the Guarantee Period Value (GPV) subject to the Market Value Adjustment;



          J is the current interest rate declared by us as of the effective date of the application of the Market Value Adjustment for current allocations to a Guarantee Period the length of which is equal to the balance of the Guarantee Period for the Guarantee Period Value subject to the Market Value Adjustment, rounded to the next higher number of complete years, reduced by the cost of any optional rider elected by the Owner; and



          t is the number of days remaining in the Guarantee Period.

   An illustration showing an upward and a downward adjustment is provided in Appendix B to this Prospectus.

14. Death Benefits.

Standard Death Benefit

   If you have not elected an Optional Enhanced Death Benefit rider and you die during the Accumulation Period, we will pay to the Beneficiary the greater of the following, less Debt:

      .  the Contract Value plus any positive Market Value Adjustment, and

      . the total amount of Purchase Payments less previous Purchase Payments withdrawn and withdrawal charges as of the date of death.


   We compute the applicable Contract Value at the end of the Valuation Period following our receipt of due proof of death, the return of the Contract and such other information we may require to process the death benefit. The proof may be a certified death certificate or any other written proof satisfactory to us.



Optional Enhanced Death Benefit Riders



   There are two Optional Enhanced Death Benefit ("OEDB") riders available under the Contract, Zurich Safeguard/SM/ and Zurich Safeguard/SM/ Plus. We may discontinue the offering of the OEDB riders at any time. The OEDB riders may not be available in all states.



   The investment options under the Contract are categorized as "Class 1 Accumulation Options" or "Class 2 Accumulation Options" solely for purposes of calculating the benefits and charges attributable to the OEDB. The Class 1 Accumulation Options are the Fixed Account, the Guarantee Periods and the Money Market Subaccounts. All other options are Class 2 Accumulation Options.



   You may elect an OEDB rider only on the initial Contract application. You cannot elect an OEDB rider after the date we issue the Contract.



   If you elect an OEDB rider, the death benefit will be based on the option you selected.



Zurich Safeguard/SM/



   Zurich Safeguard/SM/ may be elected only if the oldest Owner is age 80 or younger at the date of issue. The current charge for Zurich Safeguard/SM/ is 0.20% of applicable Contract Value (See "Contract Charges and Expenses").



   If you elect Zurich Safeguard/SM/, the death benefit will be equal to the greatest of the following, less Debt:



       (1)Contract Value plus any positive Market Value Adjustment;



       (2)the total amount of Purchase Payments less previous Purchase Payments withdrawn and withdrawal charges as of the date of death; and



       (3)the Step-Up death benefit, described below.



Zurich Safeguard/SM/ Plus



   Zurich Safeguard/SM/ Plus may be elected only if the oldest Owner is age 75 or younger at the date of issue. The current charge for Zurich Safeguard/SM/ Plus is 0.35% of applicable Contract Value (See "Contract Charges and Expenses").



   If you elect Zurich Safeguard/SM/ Plus, the death benefit will be equal to the greatest of the following, less Debt:



       (1)Contract Value plus any positive Market Value Adjustment;



       (2)the total amount of Purchase Payments, less previous Purchase Payments withdrawn and withdrawal charges as of the date of death;

       (3)the Step-Up death benefit, described below; and



       (4)the Roll-Up death benefit, described below.



   The Step-Up death benefit for the Contract is equal to the greatest of:



      . the Contract Value on each Contract Anniversary preceding the earlier of the 81st birthday of the oldest Owner or date of death,



      . increased by Purchase Payments made since such Contract Anniversary, and



      . decreased by any adjustments for withdrawals and withdrawal charges since such Contract Anniversary.



   The Roll-Up death benefit is equal to:



      .  the total amount of Purchase Payments,



      . accumulated at 5.00% per year (not to exceed two times the value of Purchase Payments that have not been previously withdrawn), to the earlier of the 80th birthday of the oldest Owner or the date of death,



      .  minus any adjustment for withdrawals and withdrawal charges,



      . increased by Purchase Payments made from the 80th birthday of the oldest Owner to the date of death,



      . decreased by any adjustment for withdrawals and withdrawal charges from the 80th birthday of the oldest Owner to the date of death; and



      . adjusted for allocations to Class 1 Accumulation Options, described below.



Adjustments for Withdrawals and Withdrawal Charges



   Withdrawals and withdrawal charges will reduce the Step-Up and Roll-Up death benefits on a pro rata basis. (See "Withdrawals During the Accumulation Period.") The adjustment for a withdrawal is equal to the value of the death benefit immediately prior to the withdrawal multiplied by (a) divided by (b) where:



       (a)is the withdrawal plus any withdrawal charges, and



       (b)is the Contract Value, prior to the withdrawal.



Adjustments for Allocations to Class 1 Accumulation Options



   Certain investment options under the Contract are designated "Class 1 Accumulation Options". Currently, the Class 1 Accumulation Options are the Fixed Account, the Guarantee Periods and the Money Market Subaccounts. We may add or delete Class 1 Accumulation Options. All other investment options are "Class 2 Accumulation Options".



   If you have allocated any portion of your Contract Value to a Class 1 Accumulation Option at any time, it will affect the amount of your death benefit as follows:



       (1)For purposes of calculating the Roll-Up death benefit, Purchase Payments allocated to the Class 1 Accumulation Options are not accumulated at 5.00% interest. In general, the Roll-Up death benefit will be less if you allocate amounts to Class 1 Accumulation Options than it will be if you allocate to Class 2 Accumulation Options.



       (2)For the Roll-Up death benefit, the amount of Purchase Payments allocated to Class 1 Accumulation Options, adjusted for prior transfers and withdrawals and withdrawal charges, will be added to the Roll-Up death benefit after it is otherwise determined for Class 2 Accumulation Options.



       (3)If transfers are made between Class 1 and Class 2 Accumulation Options, a proportional adjustment will be made to the Roll-Up death benefit attributable to each class to reflect the period of time that allocations were held in the respective classes.

   The above information regarding the OEDB is a summary of the provisions contained in the rider to your Contract that will be issued if you elect an OEDB. You should consult the rider for additional details. The provisions of the rider are controlling.




   If the Owner is a non-natural person, the OEDB will be based on the age of the oldest Annuitant.

   The applicable death benefit will be paid to the designated Beneficiary upon the death of the Owner during the Accumulation Period. Upon the death of a joint Owner during the Accumulation Period, a death benefit will be paid to the surviving joint Owner.


   If the Owner is not a natural person, we will pay the death benefit upon the death of an Annuitant. We will pay the death benefit to the Beneficiary after we receive due proof of death. We will then have no further obligation under the Contract.


   We compute the applicable death benefit at the end of the Valuation Period following our receipt of due proof of death, the return of the Contract and such other information we may require to process the death benefit. The proof may be a certified death certificate or any other written proof satisfactory to us.

   The death benefit may be paid in a lump sum. This sum may be deferred for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's life expectancy; or Annuity Option 2 or 3 based upon the life expectancy of the Beneficiary as prescribed by federal tax regulations. The Beneficiary must make this choice within 60 days of the time we receive due proof of death, and distribution must commence within one year of the date of death.

   If the Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of your death. Distribution of the death benefit must start within one year after your death. It may start later if prescribed by federal regulations.


   If the Contract was issued as a Non-Qualified Plan Contract, an IRA or Roth IRA and your spouse is the only primary Beneficiary when you die, your surviving spouse may elect to be the successor Owner of the Contract by completing the spousal continuation section of the claim form submitted with due proof of your death. Your surviving spouse will become the Annuitant if no Annuitant is living at the time of your death. If your surviving spouse elects to become the successor Owner of the Contract on your death, thereby waiving claim to the death benefit otherwise payable, a death benefit will not be paid on your death. The Contract Value will be adjusted to equal the death benefit amount otherwise payable, subject to the following.


      . The Contract Value will be adjusted to equal the amount of the death benefit. The difference, if any, between the death benefit and the Contract Value one day prior to the date of continuance will be credited to the Scudder Money Market Subaccount #1. The successor Owner may subsequently transfer this amount from the Scudder Money Market Subaccount #1 to other investment options under the Contract.


      . Upon the death of your surviving spouse before the Annuity Date, the amount of the death benefit payable will be determined as if: (1) the Contract was issued on the date of continuance; and (2) the Contract Value on the date of continuance resulted from receipt of an initial Purchase Payment in that amount.


      . Withdrawal charges, if any, will be limited to withdrawals of Purchase Payments made after the date of continuance.

      .  Any OEDB rider in effect will terminate as of the date of your death.

      . Your surviving spouse may elect any OEDB rider then offered by us. All such riders will be subject to the terms and conditions then in effect at the time of continuance, and all charges and benefits will be calculated as if the coverage was issued to the surviving spouse on the date of continuance and the Contract Value on the date of continuance resulted from receipt of an initial Purchase Payment in that amount.


      . Any subsequent spouse of the surviving spouse Beneficiary will not be entitled to continue the Contract upon the death of the surviving spouse Beneficiary.

                         CONTRACT CHARGES AND EXPENSES

   We deduct the following charges and expenses:

      .  mortality and expense risk charge,

      .  administrative charge,

      .  records maintenance charge,

      .  withdrawal charge,

      .  Optional Enhanced Death Benefit charge, if elected, and

      .  Commutation charge, if applicable.

   Subject to certain expense limitations, you indirectly bear investment management fees and other Portfolio expenses. For Purchase Payments allocated to the Fixed Account or any Guarantee Periods, the applicable credited rates will be reduced to reflect any applicable asset-based charges.

   We reserve the right to charge a fee of $10 for each transfer of Contract Value in excess of twelve transfers per Contract Year.

1. Mortality and Expense Risk Charge.

   We assess each Subaccount a daily asset charge for mortality and expense risks at a rate of 1.55% per year. Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

   The mortality risk we assume arises from two contractual obligations. First, if you die before the Annuity Date, we may, in some cases, pay more than Contract Value. (See "Death Benefits" above.) Second, when Annuity Options involving life contingencies are selected, we assume the risk that Annuitants will live beyond actuarial life expectancies.

   We also assume an expense risk. Actual expenses of administering the Contracts may exceed the amounts we recover from the records maintenance charge or the administrative cost portion of the daily asset charge.

2. Administrative Charge.

   We assess each Subaccount a daily asset charge for administrative costs at a rate of 0.15% per year. This charge reimburses us for expenses incurred for administering the Contracts. These expenses include processing Owner inquiries, changes in allocations, Owner reports, Contract maintenance costs, and data processing costs. The administrative charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of a particular Contract.

3. Records Maintenance Charge.

   We deduct an annual records maintenance charge of $30 during the Accumulation Period. The charge is assessed:

      .  at the end of each Contract Year, and

      .  upon total withdrawal of the Contract.

   However, we do not deduct the records maintenance charge for Contracts with a Contract Value of at least $50,000 on the date the charge would otherwise be assessed. We will waive the Market Value Adjustment (positive or negative) on any portion of the $30 charge assessed to the Guarantee Periods.

   This charge reimburses us for the expenses of establishing and maintaining Contract records. The record maintenance charge is prorated among all investment options in which you have an interest.

4. Withdrawal Charge.

   We do not deduct a sales charge from any Purchase Payment. However, we charge the withdrawal charge on certain surrenders, partial withdrawals, and annuitizations. The withdrawal charge (a contingent deferred sales charge) covers Contract sales expenses, including commissions and other promotional and acquisition expenses. Currently, we anticipate withdrawal charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets, including proceeds from other Contract charges.

   In calculating the withdrawal charge, we treat withdrawals as coming from the oldest Purchase Payments first (i.e., first-in, first-out) and then from earnings, if any. We will charge all amounts withdrawn and any applicable withdrawal charge against Purchase Payments in the chronological order in which we received them beginning with the initial Purchase Payment.

   Each Contract Year, you may make a withdrawal from the Contract without incurring a withdrawal charge up to the total of:

      .  Remaining Purchase Payments no longer subject to a withdrawal charge;
         and

      . 10% of remaining Purchase Payments that are subject to withdrawal charges.

   Remaining Purchase Payments are those Purchase Payments that have not been previously withdrawn from the Contract.

   If you withdraw a larger amount, the excess Purchase Payments withdrawn are subject to a withdrawal charge, as follows:

                     Years Elapsed Since
                  Purchase Payment Received Withdrawal Charge
                  ------------------------- -----------------
                  Less than one............        7.0%
                  One but less than two....        6.0%
                  Two but less than three..        5.0%
                  Three but less than four.        4.0%
                  Four and thereafter......        0.0%

   For purposes of the above schedule, a year will elapse on the last day of the Contract Year in which the Purchase Payment was received and on the last day of each subsequent Contract Year.

   After you have withdrawn all Purchase Payments, any remaining earnings may be withdrawn without incurring a withdrawal charge.

   For purposes of calculating withdrawal charges, we assume that amounts are withdrawn in the following order:

       (1)Purchase Payments no longer subject to a withdrawal charge,

       (2)The 10% free withdrawal amount,

       (3)Purchase Payments subject to a withdrawal charge in the chronological order in which they were received, and

       (4)Earnings.

   When a withdrawal is requested, you receive a check in the amount requested. If a withdrawal charge applies, Contract Value is reduced by the withdrawal charge, plus the dollar amount sent to you.


   As the withdrawal charges schedule is based on the year in which each Purchase Payment is made, you may be subject to a withdrawal charge, even though the Contract may have been issued many years earlier. (For additional details, see "Withdrawals During the Accumulation Period.")


   Subject to certain exceptions and state approvals, withdrawal charges are not assessed on withdrawals:

      . after you have been confined in a skilled health care facility for at least 45 consecutive days and you remain confined at the time of the request;

      . within 45 days following your discharge from a skilled health care facility after a confinement of at least 45 days; or

      . if you become disabled after the Contract is issued and before age sixty-five (65).

   According to the Social Security Administration, the following is the definition for "disability."

       "Inability to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or which has lasted or can be expected to last for a continuous period of not less than 12 months."

   Restrictions and provisions related to the nursing care or disability waivers are described in the Contract endorsements.

   The withdrawal charge also applies at annuitization to amounts attributable to Purchase Payments in their fourth year or earlier. No withdrawal charge applies upon annuitization if you select Annuity Options 2, 3, 4, or 5, or if payments under Annuity Option 1 are scheduled to continue for at least ten years. See "The Annuity Period-Annuity Options" for a discussion of the Annuity Options available.

   We reserve the right to reduce or waive the withdrawal charge. See "9. Exceptions", below.

5. Optional Enhanced Death Benefit Charge.

   The annual charge for the Optional Enhanced Death Benefit is .20% of Contract Value if you elect Zurich Safeguard/SM/ and .35% of Contract Value if you elect Zurich Safeguard/SM/ Plus. The Optional Enhanced Death Benefit charge does not apply to Class 1 Accumulation Options. Currently, the Class 1 Accumulation Options are the Fixed Account, the Guarantee Periods and the Scudder Money Market Subaccounts.

6. Commutation Charge.


   The commutation charge applies during the Annuity Period. The charge equals the difference between the present value of any remaining payments in a certain period (as of the date of calculation) calculated using:



       A. For a Fixed Annuity Option, (i) a discount rate that is equal to the rate assumed in calculating the initial income payment and (ii) the greater of: (a) the ten year treasury constant maturity plus 3%; and
          (b) the rate used to determine the initial payment plus 2%, and



       B. For a Variable Annuity Option, (i) a discount rate that is equal to the assumed investment rate and (ii) the assumed investment rate plus 2%.


   The commutation charge applies to the calculation of lump sum payments with respect to any remaining periodic payments in the certain period under Annuity Options 1, 3 and 5 upon the death of an Annuitant during the Annuity Period or in commutation of remaining annuity payments under those options. The commutation charge reflects the use of a higher interest rate to determine the commutation amount than the interest rate used to determine the initial annuity payment.

7. Investment Management Fees and Other Expenses.

   Each Portfolio's net asset value reflects the deduction of investment management fees and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the attached prospectuses for the Portfolios and the Funds' statements of additional information.

8. State Premium Taxes.

   Certain state and local governments impose a premium tax ranging from 0% to 3.5% of Purchase Payments. If we pay state premium taxes, we will deduct the amount paid from:

      .  Purchase Payments when we receive them,

      .  Contract Value upon total withdrawal, or

      .  Contract Value upon annuitization.

   In no event will an amount be deducted for premium taxes before we have incurred a tax liability under applicable state law. See "Appendix B--State Premium Tax Chart" in the Statement of Additional Information.

9. Exceptions.


   We may decrease the mortality and expense risk charge, the administration charge, and the records maintenance charge without notice. However, we guarantee that we will not increase the charges above the amounts listed on your Contract Schedule. We bear the risk that those charges will not cover our costs. On the other hand, should the charges exceed our costs, we will not refund any charges. Any profit is available for corporate purposes including, among other things, payment of distribution expenses.


   We may also reduce or waive fees and charges, including but not limited to, the records maintenance charge, the withdrawal charge, mortality and expense risk charge and administrative charge, for certain sales that may result in cost savings, such as those where we incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedure. We may also reduce or waive fees and charges and/or credit additional amounts on Contracts issued to:

      . employees and registered representatives (and their families) of broker-dealers (or their affiliated financial institutions) that have entered into selling group agreements or distribution agreements with Investors Brokerage Services, Inc. ("IBS"); and

      . officers, directors and employees (and their families) of KILICO and Scudder Variable Series I and II investment advisers and principal underwriters or certain affiliated companies, or to any trust, pension, profit-sharing or other benefit plan for such persons.

   Reductions in these fees and charges will not unfairly discriminate against any Owner.

                              THE ANNUITY PERIOD

   Annuity payments to you or your designated payee begin on the Annuity Date under the selected Annuity Option. The Annuity Date must be at least two years from the Date of Issue and must be prior to the later of the youngest original Annuitant's 91st birthday (if the Contract is part of a Charitable Remainder Trust, the Annuitant's 100th birthday) or ten years from the Date of Issue. Annuitization may be delayed beyond the Annuity Date if we are making systematic withdrawals based on your life expectancy. In this case, annuitization begins when life expectancy withdrawals are stopped. You may write to us prior to the distribution of a death benefit or the first annuity payment date to request a change of the Annuity Date.

1. Election of an Annuity Option.

   Contracts may be annuitized under one of several Annuity Options. We must receive an election of an Annuity Option in writing. You may make an election on or before the Annuity Date. The Beneficiary, subject to the terms of the death benefit provision, may elect to have the death benefit remain with us under one of the Annuity Options. An election may be revoked by a subsequent change of Beneficiary or an assignment of the Contract unless the assignment provides otherwise. Once elected, an Annuity Option cannot be changed after the first annuity payment is made.

   If an Annuity Option is not elected by the Annuity Date, an annuity will be paid for a certain period of ten years and for as long thereafter as the Annuitant (or joint Annuitant) is alive.

   You may elect annuity payments to be made as a Fixed Annuity or Variable Annuity or a combination. We must receive your election at least seven days prior to the Annuity Date. If we do not receive an election from you, annuity payments will be made as a Fixed Annuity. Allocations will not be changed thereafter, except as permitted in the "Transfers During the Annuity Period" provision of the Contract. The MVA Option is not available during the Annuity Period.

2. Annuity Payments.

   Payments for all Annuity Options are derived from the applicable tables. Current annuity rates will be used if they produce greater payments than those quoted in the Contract. The "Age" in the tables represents the age of the Annuitant on the last birthday before the first annuity payment is due.

   The guaranteed monthly payments are based on an interest rate of 2.5% per year, and where mortality is involved, the 2000 individual annuity mortality table developed by the Society of Actuaries, projected using Scale G to the Year 2015. We may also make available Variable Annuity payment options based on assumed rates other than 2.5%.

   The Annuity Option selected must result in a payment that is at least equal to our minimum payment, according to our rules, at the time the Annuity Option is chosen. If at any time the payments are less than our minimum payment, we have the right to increase the period between payments to quarterly, semi-annual or annual so that the payment is at least equal to the minimum payment or to make payment in one lump sum.

   The amount of periodic annuity payments may depend upon:

      .  the Annuity Option selected;

      .  the age and sex of the Annuitant; and

      .  the investment experience of the selected Subaccount(s).


   The age of the Annuitant influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. The sex of the Annuitant influences the amount of periodic payments because females generally live longer than males, resulting in smaller payments for females, than males of the same age.


   Annuity payments are made to the Owner or to the person designated in writing by the Owner to receive payment.

3. Annuity Options.

   You may elect one of the following Annuity Options.

Annuity Option 1--Fixed Installment Annuity.


   Option 1 provides that we will make monthly annuity payments for a certain period of 10 years.


Annuity Option 2--Life Annuity.

   Option 2 provides that we will make monthly annuity payments over the lifetime of the Annuitant.

Annuity Option 3--Life Annuity with Installments Guaranteed.

   Option 3 provides that we will make monthly annuity payments for a certain period of 10 years and thereafter over the lifetime of the Annuitant.

Annuity Option 4--Joint and Survivor Annuity.

   Option 4 provides that we will pay the full monthly annuity payment over the lifetimes of both Annuitants. Upon the death of either Annuitant, we will continue to pay over the lifetime of the surviving Annuitant a percentage of the original monthly annuity payment. The percentage payable after the death of the first Annuitant must be selected at the time the Annuity Option is chosen. The percentages available to the surviving Annuitant are 50%, 66 2/3%, 75% and 100%.

Annuity Option 5--Joint and Survivor Life Annuity with Installments Guaranteed.

   Option 5 provides that we will make monthly annuity payments for a certain period of 10 years and thereafter over the lifetimes of the Annuitants.

   Other Annuity Options--We may make other Annuity Options available.

   A supplementary agreement will be issued to reflect payments that will be made under an Annuity Option. Interest under an Annuity Option will start to accrue on the effective date of the supplementary agreement.

4. Transfers and Conversions During the Annuity Period.

   During the Annuity Period, you may elect to make the following transfers and conversions. Any election must be in writing in a form satisfactory to us. We reserve the right at any time and without notice to any party to terminate, suspend or modify these transfer and conversion privileges.

Transfers Between Subaccounts


   A transfer may be made from one Subaccount to another Subaccount, subject to the following limitations.


      . Transfers to a Subaccount are prohibited during the first year of the Annuity Period, and subsequent transfers are limited to one per year.

      .  You may not have more than three Subaccounts after the transfer.

      . The amount transferred must equal at least $5,000 of Annuity Unit value and at least $5,000 of Annuity Unit value must remain in the account from which the transfer is made, unless the transfer will eliminate the account.

      . No transfers may be made during the seven days before an annuity payment date. Any transfer request received during such a period will not be processed unless resubmitted and received after the annuity payment date.

   When a transfer is made between Subaccounts, the number of Annuity Units per annuity payment attributable to a Subaccount to which the transfer is made is equal to a. multiplied by b. divided by c. where:

       a. is the number of Annuity Units per annuity payment in the Subaccount from which the transfer is being made;

       b. is the Annuity Unit value for the Subaccount from which the transfer is being made; and

       c. is the Annuity Unit value for the Subaccount to which the transfer is being made.

Conversions From a Fixed Annuity Payment

   You may convert Fixed Annuity payments to Variable Annuity payments subject to the following:


      . at least $30,000 of annuity reserve value must be transferred from our General Account unless the transfer will eliminate the full amount of the annuity reserve value;



      . at least $30,000 of annuity reserve value must remain in our General Account after a transfer unless the transfer will eliminate the annuity reserve value;



      . conversions from a Fixed Annuity payment are available only on an anniversary of the Annuity Date; and



      .  we must receive notice at least thirty days prior to the anniversary.



   When a conversion is made from Fixed Annuity payments to Variable Annuity payments, the number of Annuity Units per annuity payment attributable to a Subaccount to which the conversion is made is equal to a. divided by b. divided by c. where:


       a. is the annuity reserve being transferred from our General Account;


       b. is the Annuity Unit value for the Subaccount to which the transfer is being made; and


       c. is the present value of $1.00 per payment period using the attained age(s) of the Annuitant(s) and any remaining payments that may be due at the time of the transfer.

Conversions To a Fixed Annuity Payment


   You may convert Variable Annuity payments to Fixed Annuity payments subject to the following:


      . conversions to a Fixed Annuity payment will be applied under the same Annuity Option as originally selected;



      . at least $30,000 of Annuity Unit value must be transferred to our General Account from the Subaccounts;



      . at least $5,000 of Annuity Unit value must remain in a Subaccount after a transfer unless the transfer will eliminate your interest in the Subaccount;



      . conversions to a Fixed Annuity payment are available only on an anniversary of the Annuity Date; and



      .  we must receive notice at least thirty days prior to the anniversary.


   When a conversion is made from a Variable Annuity payment to a Fixed Annuity payment, the number of Annuity Units per payment attributable to a Subaccount from which the conversion is made is the product of a. multiplied by b. multiplied by c. where:

       a. is the number of Annuity Units representing the interest in such Subaccount per annuity payment;

       b. is the Annuity Unit value for such Subaccount; and

       c. is the present value of $1.00 per payment period using the attained age(s) of the Annuitant(s) and any remaining payments that may be due at the time of the transfer.

5. Annuity Unit Value.

   The Annuity Unit value for each Subaccount is determined at the end of a Valuation Period by multiplying the result of a. times b. by c. where:

       a. is the Annuity Unit value for the immediately preceding Valuation Period;

       b. is the investment experience factor for the Valuation Period for which the Annuity Unit value is being calculated; and


       c. is the interest factor of .99993235 per calendar day of the subsequent Valuation Period to offset the effect of the assumed rate of 2.5% per year used in the Annuity Option Table in your Contract. We may also make available Annuity Options based on assumed investment rates other than 2.5%.


6. First Periodic Payment Under a Variable Annuity.

   To determine the first payment under a Variable Annuity, the Separate Account Contract Value, at the end of the Valuation Period preceding the Valuation Period that includes the date on which the first annuity payment is due, is first reduced by any applicable:

      .  withdrawal charge,

      .  records maintenance charge, and

      .  any premium taxes that apply.

   The remaining value will then be used to determine the first monthly annuity payment which is based on the guaranteed annuity option shown in the Annuity Option Table in your Contract. You may elect any option available.

7. Subsequent Periodic Payments Under a Variable Annuity.

   The dollar amount of subsequent annuity payments may increase or decrease depending on the investment experience of each Subaccount. The number of Annuity Units per annuity payment will remain fixed for each Subaccount unless a transfer is made in which case, the number of Annuity Units per annuity payment will change.

   The number of Annuity Units for each Subaccount is calculated by dividing a. by b. where:

       a. is the amount of the monthly payment that can be attributed to that Subaccount; and

       b. is the Annuity Unit value for that Subaccount at the end of the Valuation Period. The Valuation Period includes the date on which the payment is made.


   After the first annuity payment, subsequent monthly annuity payments are calculated by adding, for each Subaccount, the product of a. times b. where:


       a. is the number of Annuity Units per annuity payment in each Subaccount; and

       b. is the Annuity Unit value for that Subaccount at the end of the Valuation Period. The Valuation Period includes the date on which the payment is made.

   After the first annuity payment, we guarantee that the dollar amount of each subsequent annuity payment will not be adversely affected by changes in mortality experience or actual expenses from the mortality and expense assumptions on which we based the first payment.

8. Periodic Payments Under a Fixed Annuity.

   To determine payments under a Fixed Annuity, the Fixed Account Contract Value plus the Accumulated Guarantee Period Values adjusted for any applicable Market Value Adjustment, on the first day preceding the date on which the first annuity payment is due, is first reduced by any withdrawal charge, records maintenance charge and premium taxes that apply. The remaining value will then be used to determine the Fixed Annuity monthly payment in accordance with the Annuity Option selected.

9. Death of Annuitant or Owner.

   If the Annuitant dies, we will automatically continue any unpaid installments for the remainder of the certain period under Annuity Options 1, 3 or 5. If the Owner elects, we will pay a lump sum payment of the present value of the remaining payments in the certain period. The election to receive the lump sum payment must be made within 60 days of our receipt of due proof of death of the Annuitant or joint Annuitants. The present value of the remaining payments in the certain period will be calculated based on the applicable interest rate.


   For a Fixed Annuity Option, the applicable interest rate is the greater of:


       a. the ten year Treasury constant maturity plus 3%; and

       b. the rate used to determine the initial payment plus 2%.


   For a Variable Annuity Option, the applicable interest rate is the assumed investment rate plus 2%.


   The amount of each payment for purposes of determining the present value of any variable installments will be determined by applying the Annuity Unit value next determined following our receipt of due proof of death.

   If Annuity Option 2 is elected, annuity payments terminate automatically and immediately upon the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible that only one payment will be received if death occurred prior to the date the second payment was due.

   Under Annuity Option 4, Annuity payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received.

   If an Owner, who is not also an Annuitant, dies after the Annuity Date, the following provisions apply:

      . If the Owner was the sole owner, the remaining annuity payments will be payable to the Beneficiary in accordance with the provisions described above. The Beneficiary will become the Owner of the Contract.

      . If the Contract has joint Owners, the annuity payments will be payable to the surviving joint Owner in accordance with the provisions described above. Upon the death of the surviving joint Owner, the Beneficiary becomes the Owner.

10. Protection of Benefits.

   Unless otherwise provided in the supplementary agreement, the Owner may not commute, anticipate, assign, alienate or otherwise hinder the receipt of any annuity payment. Further, the proceeds of the Contract and any payment under an Annuity Option will be exempt from the claim of creditors and from legal process to the extent permitted by law.

11. Age, Gender and Survival.

   We may require satisfactory evidence of the age, gender and the continued survival of any person on whose life the income is based.

   If the Annuitant's age or gender has been misstated, the amount payable under the Contract will be calculated as if those Purchase Payments sent to us had been made at the correct age or gender. Interest not to exceed 6% compounded each year will be charged to any overpayment or credited to any underpayment against future payments we may make under the Contract.


12. Commutable Annuitization Option.


   For annuitizations under Fixed or Variable Annuity Options 1, 3 or 5, the Owner may elect a commutable annuitization option. Variable Annuity Option 1 is always commutable. As to other Annuity Options, you may choose to receive a lump sum payment during the certain period. Lump sum payments are available beginning 13 months after the Annuity Date and may be elected once each year.

   If your Contract was issued under a Qualified Plan, you may withdraw all or a portion of the present value of the remaining payments during the certain period. If your Contract was not issued under a Qualified Plan, over the life of the Contract you may withdraw up to 75% of the present value of the remaining payments in the certain period. We apply this limit as follows: each time you withdraw a lump sum payment, we will calculate the percentage that amount represents of the present value of the remaining payments in the certain period; you may not withdraw an additional lump sum payment if the sum of those percentages over the life of the Contract would exceed 75%.

   If you take a partial lump sum payment, the remaining payments during the certain period will be reduced based on the ratio of the amount of the lump sum to the present value of the remaining payments in the certain period prior to the withdrawal. Under Options 3 and 5, if the Annuitant is living after the period certain ends, payments will resume without regard to any lump sum payment made during the certain period.

   In determining the amount of the lump sum payment that is available, the present value of the remaining payments in the certain period will be calculated based on the applicable interest rate. For a Fixed Annuity Option, the applicable interest rate is the greater of:

       a. the ten year treasury constant maturity plus 3%; and

       b  the rate used to determine the initial annuity payment plus 2%.

   For a Variable Annuity Option, the applicable interest rate is the assumed interest rate plus 2%.

   The amount of each payment for purposes of determining the present value of any variable installments will be the payment next scheduled after the request for commutation is received.

                             FEDERAL INCOME TAXES

A. INTRODUCTION.

   This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

   This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. In addition, we make no guarantee regarding any tax treatment--federal, state, or local--of any Contract or of any transaction involving a Contract.

B. OUR TAX STATUS.

   We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a Contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account to provide for these taxes prior to or on the Annuity Date.

C. TAXATION OF ANNUITIES IN GENERAL.

1. Tax Deferral During Accumulation Period.

   Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Plan Contract are generally not taxable to you or the Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

      .  the Contract must be owned by an individual,

      .  Separate Account investments must be "adequately diversified",

      . we, rather than you, must be considered the owner of Separate Account assets for federal tax purposes, and

      . annuity payments must appropriately amortize Purchase Payments and Contract earnings.

   Non-Natural Owner. As a general rule, deferred annuity contracts held by "non-natural persons," such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural owner. There are exceptions to this general rule for non-natural owners. Contracts are generally treated as held by a natural person if the nominal owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal owner of a contract under a non-qualified deferred compensation plan for its employees.

   Additional exceptions to this rule include:

      .  contracts acquired by a decedent's estate,


      .  certain Qualified Contracts,


      .  certain contracts used with structured settlement agreements, and

      . certain contracts purchased with a single premium when the annuity starting date is no later than a year from contract purchase and substantially equal periodic payments are made at least annually.

   Diversification Requirements. For a contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the Contract would not be treated as an annuity contract for federal income tax purposes and the owner would generally be taxed on the difference between the Contract Value and the Purchase Payments.

   Although we do not control Fund investments, we expect that each Portfolio of the Funds will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

   Ownership Treatment. In certain circumstances, a variable annuity contract owner may be considered the owner of the assets of the separate account supporting the contract. Then, income and gains from separate account assets are includible in the owner's gross income. The Internal Revenue Service ("IRS"), in published rulings, stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses the ability to exercise investment control over the assets. As of the date of this Prospectus, no comprehensive guidance has been issued by the IRS clarifying the circumstances when such investment control by a variable contract owner would exist. As a result, your right to allocate the Contract Value among the Subaccounts may cause you to be considered the owner of the assets of the Separate Account.

   We do not know what limits may be set forth in any guidance that the IRS may issue, or whether any such limits will apply to existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner of the Separate Account assets. However, there is no assurance that our efforts would be successful.

   Delayed Annuity Dates. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant is older than age 85, the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includible in your income.

   The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the owner of Separate Account assets.

2. Taxation of Partial and Full Withdrawals.

   Partial or full withdrawals from a Non-Qualified Plan Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract." This amount is referred to as the "income on the contract." Investment in the contract equals the total of Purchase Payments minus amounts previously received from the Contract that were not includible in your income. Credits we make to your Contract in connection with Market Value Adjustments are not part of your investment in your Contract (and thus, for tax purposes, are treated in the same way as investment gains).

   Any assignment or pledge of, or agreement to assign or pledge, Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to that assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

   The Contract's death benefit may exceed Purchase Payments or Contract Value. As described in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion) could be treated as a partial withdrawal.

   There is some uncertainty regarding the treatment of the market value adjustment for purposes of determining the income on the contract. This uncertainty could result in the income on the contract being a greater (or lesser) amount.

   There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

3. Taxation of Annuity Payments.

   Normally, the portion of each annuity payment taxable as income equals the payment minus the exclusion amount. The exclusion amount for variable annuity payments is the "investment in the contract" allocated to the variable annuity option and adjusted for any certain period or refund feature, divided by the number of payments expected to be made. The exclusion amount for fixed annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed annuity option and adjusted for any certain period or refund feature, to the expected value of the fixed annuity payments.

   Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

   The Owner may elect to receive a lump sum payment after the Annuity Date. In the case of a Non-Qualified Plan Contract, we will treat a portion of such a lump sum payment as includible in income, and will determine the taxable portion of subsequent periodic payments by applying an exclusion ratio to the periodic payments. However, the federal income tax treatment of such a lump sum payment, and of the periodic payments made thereafter, is uncertain. It is possible the IRS could take a position that greater amounts are includible in income than we currently believe is the case. Prior to electing a lump sum payment after the Annuity Date, you should consult a tax adviser about the tax implications of making such an election.

4. Taxation of Death Benefits.

   Amounts may be distributed upon your or the Annuitant's death. Before the Annuity Date, death benefits are includible in income and:

      .  if distributed in a lump sum are taxed like a full withdrawal, or

      .  if distributed under an annuity option are taxed like annuity payments.

   After the Annuity Date, where a guaranteed period exists and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows:

      . if received in a lump sum are includible in income to the extent they exceed the unrecovered investment in the contract, or

      . if distributed in accordance with the selected annuity option are fully excludable from income until the remaining investment in the contract is deemed to be recovered.

   Thereafter, all annuity payments are fully includible in income.

5. Penalty Tax on Premature Distributions.

   A 10% penalty tax applies to a taxable payment from a Non-Qualified Plan Contract unless:

      .  received on or after you reach age 59 1/2,

      .  attributable to your disability,

      . made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death,

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law),

      . made under a Contract purchased with a single premium when the annuity starting date is no later than a year from Contract purchase and substantially equal periodic payments are made at least annually, or

      .  made with annuities used with certain structured settlement agreements.

6. Aggregation of Contracts.

   The taxable amount of an annuity payment or withdrawal from a Non-Qualified Plan Contract may be determined by combining some or all of the Non-Qualified Plan Contracts owned by an individual. For example, if a person purchases a Contract and also purchases an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. Loss of Interest Deduction Where Contracts are Held by or for the Benefit of Certain Non-Natural Persons.

   For Contracts issued after June 8, 1997 to a non-natural owner, all or some portion of otherwise deductible interest may not be deductible by the owner. However, this interest deduction disallowance does not affect Contracts where the Owner is taxable each year on the investment income under the Contract. Entities considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.

D. QUALIFIED PLANS.

   The Contracts are also available for use as Qualified Plan Contracts. Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Plan Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Persons intending to use the Contract in connection with qualified plans should consult a tax adviser.


   Under the Code, qualified plans generally enjoy tax-deferred accumulation of amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should only consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments and death benefit protection.



   The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Plan Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from Qualified Plan Contracts, where allowed, are subject to a variety of limitations, including restrictions on the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (Owners should always consult their tax advisers and retirement plan fiduciaries prior to exercising their loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that the Owner may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, the Owner and Annuitant generally are the same individual. The Owner may also designate a Joint Annuitant who becomes the Annuitant if the Annuitant dies prior to the Annuity Date. However, a Joint Annuitant may not be elected under a Qualified Plan. If a Joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a Joint Annuitant is named who is not the Annuitant's spouse, the annuity options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any Guarantee Period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.


   Qualified Plan Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities ("IRAs"), distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. An excise tax is imposed for failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.

   If you elect to receive a lump sum payment of a portion of the annuity income payments, it is possible that the remaining annuity income payments will not satisfy the minimum distribution requirements. You should consult a tax adviser about the implications under the minimum distribution requirements of taking a lump sum payment.

   A 10% penalty tax may apply to the taxable amount of payments from Qualified Plan Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:



      .  received after you reach age 59 1/2,

      .  received after your death or because of your disability, or

      . made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

   In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases or for higher education expenses. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may apply.

   Qualified Plan Contracts are amended to conform to plan requirements. However, you, are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of qualified plans if they are inconsistent with the Contract.

1. Qualified Plan Types.

   We may issue Contracts for the following types of Qualified Plans.

   Individual Retirement Annuities. The Code permits eligible individuals to contribute to an IRA. IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly know as an "Education IRA").


   Simplified Employee Pensions (SEP IRAs). The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.


   SIMPLE IRAs. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

   Roth IRAs. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain other respects including:

      .  Roth IRA contributions are never deductible,

      .  "qualified distributions" from a Roth IRA are excludable from income,

      .  mandatory distribution rules do not apply before death,

      . a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code,

      .  special eligibility requirements apply, and

      . contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.

   All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. An individual may convert by notifying the IRA issuer or trustee. You must be eligible for a qualified rollover contribution to convert an IRA to a Roth IRA. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.

   Any "qualified distribution," as defined in Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

   Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. The Code permits corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such a death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

   Tax-Sheltered Annuities. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities." If you purchase a Contract for such purposes, you should seek competent advice regarding eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the Contracts. In particular, you should consider that the Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

   Tax-sheltered annuity contracts must contain restrictions on withdrawals of

      . contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,

      .  earnings on those contributions, and

      . earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.


   These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)


   Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. Direct Rollovers.


   If the Contract is used in connection with a retirement plan that is qualified under sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such a qualified retirement plan, excluding certain amounts such as


      .  minimum distributions required under section 401(a)(9) of the Code, and

      . certain distributions for life, life expectancy, or for ten years or more which are part of a "series of substantially equal periodic payments."

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

   Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING.

   We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless the Annuitant notifies us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

                           DISTRIBUTION OF CONTRACTS

   The Contracts are sold by licensed insurance agents in those states where the Contract may be lawfully sold. The agents are also registered representatives of registered broker-dealers who are members of the National Association of Securities Dealers, Inc. Sales commissions may vary, but are not expected to exceed 5.75% of Purchase Payments. In addition to commissions, we may pay additional promotional incentives, in the form of cash or other compensation, to selling broker-dealers. These incentives may be offered to certain licensed broker-dealers that sell or are expected to sell certain minimum amounts during specified time periods. The Contracts are distributed through the principal underwriter for the Separate Account:


                  Investors Brokerage Services, Inc. ("IBS")

                             1600 McConnor Parkway
                        Schaumburg, Illinois 60196-6801


   IBS is our wholly-owned subsidiary. IBS enters into selling group agreements with affiliated and unaffiliated broker-dealers. All of the investment options are not available to all Owners. The investment options are available only under Contracts that are sold or serviced by broker-dealers having a selling group agreement with IBS authorizing the sale of Contracts with the investment options specified in this Prospectus. Other distributors may sell and service contracts with different contract features, charges and investment options.


                                 VOTING RIGHTS

   Proxy materials in connection with any Fund shareholder meeting are delivered to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. We vote all Fund shares proportionately in accordance with instructions received from Owners. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

   Owners have voting rights in a Portfolio based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. During the Annuity Period, voting rights decrease as Annuity Units decrease.

                   REPORTS TO CONTRACT OWNERS AND INQUIRIES

   After each calendar quarter, we send you a statement showing Purchase Payments received, amounts credited to each Subaccount, the Guarantee Periods and to the Fixed Account Option, investment experience, and charges made since the last report, as well as any other information required by statute. In addition, you receive written confirmation of financial transactions and credits when received. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Portfolios that correspond to the Subaccounts in which you invest and a list of the securities held by that Portfolio.

   You may direct inquiries to the selling agent or may call 1-800-621-5001 or write to Kemper Investors Life Insurance Company, Customer Service, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

                                    EXPERTS


   The consolidated balance sheets of KILICO as of December 31, 2002 and 2001, and the related consolidated statements of operations, comprehensive income
(loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002, are incorporated in this Prospectus by reference to the Statement of Additional Information. The statements of assets, liabilities and contract owners' equity of the KILICO Variable Annuity Separate Account as of December 31, 2002, and the related statements of operations and changes in contract owners' equity for the periods indicated, are incorporated in this Prospectus by reference to the Statement of Additional Information. Both documents have been so incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


                                 LEGAL MATTERS

   Legal matters with respect to our organization, our authority to issue annuity contracts and the validity of the Contract have been passed upon by Frank Julian, Senior Vice President and Associate General Counsel. Jorden Burt LLP, Washington, D.C., has advised us on certain legal matters concerning federal securities laws applicable to the issue and sale of the Contracts.

                            SPECIAL CONSIDERATIONS

   We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. We will notify you in writing of these amendments.

   Your rights under a Contract may be assigned as provided by law. An assignment will not be binding upon us until we receive a written copy of the assignment. You are solely responsible for the validity or effect of any assignment. You, therefore, should consult a qualified tax adviser regarding the tax consequences, as an assignment may be a taxable event.

                             AVAILABLE INFORMATION

   We are subject to the informational requirements of the Securities Exchange Act of 1934 and file reports and other information with the SEC. These reports and other information can be inspected and copied at the SEC's public reference facilities at Room 1024, 450 Fifth Street, N.W., Washington, D.C. and 500 West Madison, Suite 1400, Northwestern Atrium Center, Chicago, Illinois. Copies also can be obtained from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates.

   We have filed registration statements (the "Registration Statements") relating to the Contracts with the SEC under the Securities Act of 1933. This Prospectus has been filed as part of the Registration Statements and does not contain all of the information set forth in the Registration Statements. These Registration Statements contain further information about us and the Contracts. The Registration Statements may be inspected and copied, and copies can be obtained at prescribed rates, as mentioned above.

                               LEGAL PROCEEDINGS

   KILICO has been named as defendant in certain lawsuits incidental to our insurance business. Based upon the advice of legal counsel, our management believes that the resolution of these various lawsuits will not result in any material adverse effect on our consolidated financial position.

            TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION


   The Statement of Additional Information, Table of Contents is: Services to the Separate Account; Performance Information of Subaccounts; State Regulation; Experts; Financial Statements; Report of Independent Accountants; Financial Statements of the Separate Account; Report of Independent Accountants; Financial Statements of KILICO; Appendix A Table of Adjusted Accumulation Unit Values and Performance Information; Appendix B State Premium Tax Chart; and Appendix C Condensed Financial Information. Please read the Statement of Additional Information in conjunction with this Prospectus.


                             FINANCIAL STATEMENTS

   The financial statements of KILICO and the Separate Account are set forth in the Statement of Additional Information. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contracts. The Contracts are not entitled to participate in our earnings, dividends or surplus.

                      ANNUAL REPORTS AND OTHER DOCUMENTS


   KILICO's annual report on Form 10-K for the year ended December 31, 2002 is incorporated herein by reference, which means that it is legally a part of this Prospectus.



   After the date of this Prospectus and before we terminate the offering of the securities under this Prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 are also incorporated herein by reference, which means that they also legally become a part of this Prospectus.



   Statements in this Prospectus, or in documents that we file later with the SEC and that legally become a part of this Prospectus, may change or supersede statements in other documents that are legally part of this Prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this Prospectus.



   We file documents and reports under the Securities Exchange Act of 1934, including our annual and quarterly reports on Form 10-K and Form 10-Q, electronically on the SEC's "EDGAR" system using the identifying number CIK No.0000353448. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549. For more information on the operations of the SEC's Public Reference Room, call 1-800-SEC-0330.



   If you have received a copy of this Prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or 1-800-621-5001.

                                  APPENDIX A

               EXAMPLE OF GUARANTEED INTEREST RATE ACCUMULATION


             Purchase Payment:         $40,000
             Guarantee Period:         5 Years
             Guaranteed Interest Rate: 1.55% Effective Annual Rate



                         Interest Credited    Cumulative
                    Year    During Year    Interest Credited
                    ---- ----------------- -----------------
                     1..      $620.00          $  620.00
                     2..       629.61           1,249.61
                     3..       639.37           1,888.98
                     4..       649.28           2,538.26
                     5..       659.34           3,197.60


   Accumulated value at the end of 5 years is:


                       $40,000 + $3,197.60 = $43,197.60


Note: This example assumes that no withdrawals are made during the five-year period. If the Owner makes withdrawals or transfers during this period, Market Value Adjustments and withdrawal charges apply.

The hypothetical interest rate is not intended to predict future Guaranteed Interest Rates. Actual Guaranteed Interest Rates for any Guarantee Period may be more or less than those shown.

                                  APPENDIX B

                   ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

               Purchase Payment:         $40,000
               Guarantee Period:         5 Years
               Guaranteed Interest Rate: 5% Annual Effective Rate

   The following examples illustrate how the Market Value Adjustment and the withdrawal charge may affect the values of a Contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the rate required to be used in the "Summary of Expenses." In these examples, the withdrawal occurs one year after the Date of Issue. The Market Value Adjustment operates in a similar manner for transfers. No withdrawal charge applies to transfers.

   The Guarantee Period Value for this $40,000 Purchase Payment is $51,051.26 at the end of the five-year Guarantee Period. After one year, when the withdrawals occur in these examples, the Guarantee Period Value is $42,000.00. It is also assumed, for the purposes of these examples, that no prior partial withdrawals or transfers have occurred.

   The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new Contracts with the same Guarantee Period as the time remaining in your Guarantee Period rounded to the next higher number of complete years. One year after the Purchase Payment there would have been four years remaining in your Guarantee Period. These examples also show the withdrawal charge (if any) which would be calculated separately after the Market Value Adjustment.

Example of a Downward Market Value Adjustment

   A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased one year after the Purchase Payment and we are then crediting 6.5% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:

                           - .0551589*= (1 + .05) 4
                                              (1 + .065) - 1

   The Market Value Adjustment is a reduction of $2,316.67 from the Guarantee Period Value:

                      - 2,316.67 = - .0551589 X 42,000.00

   The Market Adjusted Value would be:

                      $39,683.33 = $42,000.00 - $2,316.67

   A withdrawal charge of 6% would be assessed against the Market Adjusted Value in excess of the amount available as a free withdrawal. In this case, there are no prior withdrawals, so 10% of the Market Adjusted Value is not subject to a withdrawal charge. The withdrawal charge is thus:

                      $2,142.90 = $39,683.33 x .90 X .06

   Thus, the amount payable on a full withdrawal would be:

                      $37,540.43 = $39,683.33 - $2,142.90
--------
*  Actual calculation utilizes 10 decimal places.

   If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be 50% of that of the full withdrawal:

                      -$1,158.34 = -.0551589 x $21,000.00

   The Market Adjusted Value would be:

                      $19,841.66 = $21,000.00 - $1,158.34

   The withdrawal charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value as there are no prior withdrawals:

                $952.39 = ($19,841.46 - .10 x $39,683.33) x .06


   Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal would be:



                       $18,889.07 = $19,841.46 - $952.39


Example of an Upward Market Value Adjustment

   An upward Market Value Adjustment results from a withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased one year later and we are then crediting 4% for a four-year Guarantee Period. Upon a full withdrawal, the market value adjustment factor would be:

                            +.0390198= _1 + .05)4__
                                      (1 + .04) - 1

   The Market Value Adjustment is an increase of $1638.83 to the Guarantee Period Value:

                       $1,638.83 = $42,000.00 x .0390198

   The Market Adjusted Value would be:

                      $43,638.33 = $42,000.00 + $1,638.83

   A withdrawal charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value, as there were no prior withdrawals:

                      $2,356.47 = $43,638.33 x .90 x .06

   Thus, the amount payable on withdrawal would be:

                      $41,281.85 = $43,638.33 - $2,356.47

   If instead of a full withdrawal, 50% of the Guarantee Period Value was withdrawn (partial withdrawal of 50%), the Market Value Adjustment would be:

                        $819.42 = $21,000.00 x .0390198

   The Market Adjusted Value of $21,000.00 would be:

                       $21,819.42 = $21,000.00 + $819.42

   The withdrawal charge of 6% would apply to the Market Adjusted Value being withdrawn, less 10% of the full Market Adjusted Value as there are no prior withdrawals:

               $1,047.34 = ($21,819.42 - .1 x $43,638.33) x .06


   Thus, the amount payable, net of Withdrawal Charges, on this partial withdrawal would be:


                      $20,772.08 = $21,819.42 - $1,047.34

   Actual Market Value Adjustment may have a greater or lesser impact than that shown in the Examples, depending on the actual change in interest crediting rates and the timing of the withdrawal or transfer in relation to the time remaining in the Guarantee Period.

                                  APPENDIX C

 KEMPER INVESTORS LIFE INSURANCE COMPANY FLEXIBLE PREMIUM MODIFIED GUARANTEED,
  FIXED AND VARIABLE DEFERRED ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE
                                   STATEMENT

   This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRAs). Further information can be obtained from Kemper Investors Life Insurance Company and from any district office of the Internal Revenue Service.

A. REVOCATION

   Within seven days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money. To do so, wire Kemper Investors Life Insurance Company, 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801 or call 1-800-621-5001.

B. STATUTORY REQUIREMENTS

   This Contract is intended to meet the requirements of Section 408(b) of the Internal Revenue Code (Code), Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract form has not been approved for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only on the form of the Contract, and does not represent a determination on the merits of the Contract.

       1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the owner must be nonforfeitable.

       2. The Contract must be nontransferable by the owner.

       3. The Contract must have flexible premiums.

       4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "Required Distributions"). However, Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of Section 401(a) of the Code, do not apply to Roth IRAs.

   If you die before your entire interest in your Contract is distributed, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may elect to receive the entire interest over his or her life, or over a certain period not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract will be treated as his or her own IRA, or, where applicable, Roth IRA.

       5. Except in the case of a rollover contribution or a direct transfer (see "Rollovers and Direct Transfers"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

       6. The Contract must be for the exclusive benefit of you and your beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

   1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA or to a SIMPLE Individual Retirement Account under
Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

   2. You must complete the transfer by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

   3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

   4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

   5. All or a part of the premium for this Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for this Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

   6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS

   1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $3,000 for 2002 through 2004, $4,000 for 2005 through 2007, and $5,000 for 2008. After 2008, the limit is indexed annually in $500 increments, except as otherwise provided by law. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $500 for 2002 through 2005, and $1,000 for 2006 and thereafter, except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans is compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.

   2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $6,000 for the year.

   3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

       a. The maximum annual contribution, or

       b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

   The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

   4. If either you or your spouse is an active participant in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:

Joint Returns


                  Taxable year beginning in:  Phase-out range
                  -------------------------- -----------------
                     2003................... $ 60,000-$ 70,000
                     2004................... $ 65,000-$ 75,000
                     2005................... $ 70,000-$ 80,000
                     2006................... $75,000-$ 85,000
                     2007 and thereafter.... $ 80,000-$100,000


Single Taxpayers


                   Taxable year beginning in: Phase-out range
                   -------------------------- ---------------
                      2003................... $40,000-$50,000
                      2004................... $45,000-$55,000
                      2005 and thereafter.... $50,000-$60,000


   The phase-out range for married individuals filing separately is $0 - $10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $150,000 and $160,000.

   5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

   6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.

E. SEP IRAs

   1. SEP IRA rules concerning eligibility and contributions are governed by Code Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $40,000 (indexed for cost-of-living increases beginning after 2002) or 25% of compensation.

   2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAs

   1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.


   2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $8,000 for 2003, $9,000 for 2004, and $10,000 for 2005. After 2005 the limit is indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a nonelective contribution equal to 2 percent of your compensation for the year (up to $200,000 of compensation, as adjusted for inflation). No other contributions may be made to a SIMPLE IRA.


   3. Employee elective contributions and employer contributions (i.e., matching contributions and nonelective contributions) to your SIMPLE IRA are excluded from your gross income.

   4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (e.g., the individual has terminated employment), and two years has passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAs

   1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

   2. In general, taxable distributions are included in your gross income in the year you receive them.

   3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

   4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAs

   You must start receiving minimum distributions required under the Contract and Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (i.e., the required beginning date).

   Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint life expectancy.

   The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated beneficiary, determined as set forth in applicable federal income tax regulations.

   If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

   If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAs

   1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of
Section 408A of the Code. (Except as otherwise indicated, references herein to an "IRA" are to an "individual retirement plan," within the meaning of Section 7701(a)(37) of the Code, other than a Roth IRA.) Roth IRAs are treated the same as other IRAs, except as described here.

   2. We will apply to the IRS for opinion letters approving annuities as Roth IRAs. Such approval will be a determination only on the form of the annuity, and will not represent a determination of the merits of the annuity.

   3. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract after we obtain approval of the endorsement from the IRS and your state insurance department. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Internal Revenue Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

   4. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAs

   1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

   2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

   The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

      (a) the excess of (i) your adjusted gross income for the taxable year, over (ii) the "applicable dollar amount," bears to

      (b) $15,000 (or $10,000 if you are married).

   For this purpose, "adjusted gross income" is determined in accordance with
Section 219(g)(3) of the Code and (1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $150,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $95,000 for any other individual.

   A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAs

   1. Rollovers and Transfers--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA.

   You may not make a qualified rollover contribution or transfer in a taxable year from an IRA to a Roth IRA if (a) your adjusted gross income for the taxable year exceeds $100,000 or (b) you are married and file a separate return.

   The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

   2. Taxation of Rollovers and Transfers to Roth IRAs--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

   In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. If such a rollover or transfer occurs before January 1, 1999, any portion of the amount rolled over or transferred which is required to be included in gross income will be so included ratably over the 4-taxable year period beginning with the taxable year in which the rollover or transfer is made.

   Pending legislation may modify these rules retroactively to January 1, 1998.

   3. Transfers of Excess IRA Contributions to Roth IRAs--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

   4. Taxation of Conversions of IRAs to Roth IRAs--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

   A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

   UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NONQUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

   5. Separate Roth IRAs--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAS

   1. Qualified Distributions--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (i.e., a qualified first-time homebuyer distribution under Section 72(t)(2)(F) of the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

   2. Nonqualified Distributions--A distribution from a Roth IRA which is not a qualified distribution is taxed under Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract,
(b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

   An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

   1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it.

   2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

   There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

      1. To amounts that are rolled over or transferred tax free;

      2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

      3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary; or

      4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums.

O. EXCISE TAX REPORTING

   Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

   If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note:
This Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

   We will provide you with any reports required by the Internal Revenue
Service.

R. ESTATE TAX

   Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

   1. If contributions to the Contract are made by other than rollover contributions and direct transfers, the following information based on the charts shown on the next pages, which assumes you were to make a level contribution to the fixed account at the beginning of each year of $1,000 must be completed prior to your signing the enrollment application.

              End of Lump Sum Termination At  Lump Sum Termination
               Year   Value of Contract*  Age  Value of Contract*
              ------ -------------------- --- --------------------
                1                         60
                2                         65
                3                         70
                4
                5

--------
*  Includes applicable withdrawal charges as described in Item T below.

   2. If contributions to the Contract are made by rollover contributions and/or direct transfers, the following information, based on the charts shown on the next page, and all of which assumes you make one contribution to the fixed account of $1,000 at the beginning of this year, must be completed prior to your signing the enrollment application.

              End of Lump Sum Termination At  Lump Sum Termination
               Year   Value of Contract*  Age  Value of Contract*
              ------ -------------------- --- --------------------
                1                         60
                2                         65
                3                         70
                4
                5

--------
*  Includes applicable withdrawal charges as described in Item T below.

T. FINANCIAL DISCLOSURE FOR THE SEPARATE ACCOUNT (VARIABLE ACCOUNT)

   1. If on the enrollment application you indicated an allocation to a Subaccount, this Contract will be assessed a daily charge of an amount which will equal an aggregate of 1.70% per annum.

   2. An annual records maintenance charge of $30.00 will be assessed annually against the Separate Account, Fixed Account and Guarantee Periods on a pro rata basis. However, there is no records maintenance charge for Contracts with a Contract Value of at least $50,000 on the date of assessment.

   3. Withdrawal (early annuitization) charges will be assessed based on the years elapsed since each Purchase Payment was received by KILICO. The charges are as follows: under 1 year, 7%; over 1 to 2 years, 6%; over 2 to 3 years, 5%; over 3 to 4 years, 4%; over 4 years and thereafter, 0%.

   4. The method used to compute and allocate the annual earnings is contained in the Prospectus under the heading "Accumulation Unit Value."

   5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Separate Account.

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
  ------ ----------- ------ ----------- ------ ----------- ------ -----------
    1.   $   937.00    14   $16,888.32    27   $40,511.63    40   $ 75,547.18
    2.     1,913.00    15    18,400.91    28    42,732.92    41     78,849.53
    3.     2,928.90    16    19,958.88    29    45,020.85    42     82,250.96
    4.     3,985.63    17    21,563.59    30    47,377.42    43     85,754.43
    5.     5,111.14    18    23,216.44    31    49,834.68    44     89,363.00
    6.     6,270.41    19    24,918.87    32    52,365.66    45     93,079.83
    7.     7,464.46    20    26,672.37    33    54,972.57    46     96,908.16
    8.     8,694.34    21    28,478.49    34    57,657.69    47    100,851.35
    9.     9,961.11    22    30,388.78    35    60,423.36    48    104,912.83
   10.    11,265.88    23    32,254.88    36    63,272.00    49    109,096.15
   11.    12,609.80    24    34,228.47    37    66,206.10    50    113,404.98
   12.    13,994.03    25    36,261.26    38    69,228.22
   13.    15,419.79    26    38,355.04    39    72,341.01

   GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE GENERAL ACCOUNT WITH 3% GUARANTEED EACH YEAR. (TERMINATION VALUES ARE BASED ON $1,000 SINGLE PREMIUM.)

  End of Termination End of Termination End of Termination End of Termination
   Year    Values*    Year    Values*    Year    Values*    Year    Values*
  ------ ----------- ------ ----------- ------ ----------- ------ -----------
    1.     $  937      14     $1,000      27     $1,000      40     $1,000
    2.        946      15      1,000      28      1,000      41      1,000
    3.        955      16      1,000      29      1,000      42      1,000
    4.        964      17      1,000      30      1,000      43      1,000
    5.      1,000      18      1,000      31      1,000      44      1,000
    6.      1,000      19      1,000      32      1,000      45      1,000
    7.      1,000      20      1,000      33      1,000      46      1,000
    8.      1,000      21      1,000      34      1,000      47      1,000
    9.      1,000      22      1,000      35      1,000      48      1,000
   10.      1,000      23      1,000      36      1,000      49      1,000
   11.      1,000      24      1,000      37      1,000      50      1,000
   12.      1,000      25      1,000      38      1,000
   13.      1,000      26      1,000      39      1,000

--------
*  Includes applicable withdrawal charges.

                       STATEMENT OF ADDITIONAL INFORMATION


                                   May 1, 2003


        INDIVIDUAL AND GROUP FLEXIBLE PREMIUM MODIFIED GUARANTEED, FIXED
                     AND VARIABLE DEFERRED ANNUITY CONTRACTS

                                    Issued By

                     KEMPER INVESTORS LIFE INSURANCE COMPANY

                                       and

                    KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

       HOME OFFICE: 1600 McConnor Parkway, Schaumburg Illinois 60196-6801
                                 (847) 874-4000


This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated May 1, 2003. The Prospectus may be obtained from Kemper Investors Life Insurance Company by writing or calling the address or telephone number listed above.


                                TABLE OF CONTENTS


                                                                                                                Page
                                                                                                                ----
       Services to the Separate Account .....................................................................    2
       Performance Information of Subaccounts ...............................................................    2
       State Regulation .....................................................................................    5
       Experts ..............................................................................................    5
       Financial Statements .................................................................................    5
       Report of Independent Accountants ....................................................................    6
       Financial Statements of the Separate Account .........................................................    7
       Report of Independent Accountants ....................................................................   41
       Financial Statements of KILICO .......................................................................   42
       Appendix A Table of Adjusted  Accumulation Unit Values and Performance Information ...................  A-1
       Appendix B State Premium Tax Chart ...................................................................  B-1
       Appendix C Condensed Financial Information............................................................  C-1

                        SERVICES TO THE SEPARATE ACCOUNT


Recordkeeper and Independent Public Accountants for the KILICO Variable Annuity Separate Account


Kemper Investors Life Insurance Company ("KILICO") maintains the books and records of the KILICO Variable Annuity Separate Account (the "Separate Account"). KILICO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of KILICO. KILICO maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the charge for mortality and expense risk and administrative expenses, and records maintenance (as described in the Prospectus) are borne by KILICO.


The independent accountants for the Separate Account are PricewaterhouseCoopers LLP, Chicago, Illinois, for the years ended December 31, 2002, 2001 and 2000. The firm performed the annual audit of the financial statements of the Separate Account and KILICO for the years ended December 31, 2002, 2001 and 2000.


Distribution of the Contracts

The Contracts are sold by licensed insurance agents, where the Contracts may be lawfully sold, who are registered representatives of broker-dealers which are registered under the Securities Exchange Act of 1934 and are members of the National Association of Securities Dealers, Inc. The Contracts are continuously distributed through the principal underwriter for the Separate Account, Investors Brokerage Services, Inc. ("IBS"), a wholly-owned subsidiary of KILICO, which enters into selling group agreements with affiliated and unaffiliated broker-dealers.


KILICO pays commissions to the seller which may vary but are not anticipated to exceed in the aggregate an amount equal to 5.75% of Purchase Payments. During 2002, KILICO paid gross commissions of approximately $4 thousand to licensed insurance agents.


                     PERFORMANCE INFORMATION OF SUBACCOUNTS

As described in the Prospectus, a Subaccount's historical performance may be shown in the form of standardized "average annual total return" and nonstandardized "total return" calculations in the case of all Subaccounts. "Yield" information may be provided in the case of the Scudder Fixed Income (formerly Scudder Investment Grade Bond) Subaccount, Scudder Government Securities Subaccount, and the Scudder High Income (formerly Scudder High Yield) Subaccount. "Current yield" and "effective yield" information may be provided in the case of the Scudder Money Market Subaccount. These various measures of performance are described below.

The tables in Appendix A include standardized average annual total return and nonstandardized total return quotations for various periods as of December 31, 2002. The Contract and the Optional Enhanced Death Benefit options were first offered to the public as of August 1, 2002. Accordingly, performance shown for periods prior to that date reflects the performance of Subaccounts, adjusted to reflect the current charges under the Contract as if they had been available throughout the periods shown.


A Subaccount's standardized average annual total return quotation is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The standardized average annual total return for a Subaccount for a specific period is found by first allocating a hypothetical $1,000 initial Purchase Payment to the Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value reflects the effect of the applicable withdrawal charge that may be imposed at the end of the period based on the Owner's total withdrawal of the Subaccount as well as all other recurring charges and fees applicable under the Contract. The redeemable value does not reflect the effect of premium taxes. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage carried to the nearest hundredth of one percent.

Standardized average annual total return figures are annualized and, therefore, represent the average annual percentage change in the value of a Subaccount over the applicable period.


Subaccounts for which no standardized performance is shown did not exist prior to December 31, 2002. Accordingly, no standardized performance is available for these Subaccounts. We will provide standardized performance in the future, as it becomes available.

In general, there is no standard formula prescribed for calculating nonstandardized total return performance. Nonstandardized total return performance for a Subaccount for a specific period is calculated by first allocating an initial Purchase Payment, assumed to be $40,000, in the Subaccount's units on the first day of the period at the maximum offering price, which is the Accumulation Unit value per unit ("initial investment") and computing the ending value ("ending value") of that investment at the end of the period. The ending value reflects the effect of the applicable withdrawal charge based on the Owner's total withdrawal of the Subaccount but does not include the effect of all other recurring charges and fees applicable under the Contract. The ending value does not reflect the effect of premium taxes. Thus, the ending value may be higher than if these charges were deducted. The nonstandardized total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. An assumed investment of $40,000 was chosen because that approximates the size of a typical account. Both annualized and nonannualized (cumulative) nonstandardized total return figures may be provided. Annualized nonstandardized total return figures represent the average annual percentage change in the value of a Subaccount over the applicable period while nonannualized (cumulative) figures represent the actual percentage change over the applicable period.

Standardized average annual total return quotations will be current to the last day of the calendar quarter and nonstandardized total return quotations will be current to the last day of the calendar month preceding the date on which an advertisement is submitted for publication. Standardized average annual total return will cover periods of one, five and ten years, if applicable, and a period covering the time the underlying Portfolio has been held in a Subaccount (life of Subaccount). Nonstandardized total return may cover periods of one, three, five and ten years, if applicable, and a period covering the time the underlying Portfolio held in a Subaccount has been in existence (life of Portfolio). For those underlying Portfolios which have not been held as Subaccounts for one of the quoted periods, the nonstandardized total return quotations will show the investment performance such underlying Portfolios would have achieved (reduced by the applicable charges) had they been held as Subaccounts within the Separate Account for the period quoted.


Nonstandardized total return may cover periods prior to the existence of certain share classes that are available under the Contract. Accordingly, for certain of the underlying Funds or Portfolios, nonstandardized performance figures reflect the historical performance of the Fund or Portfolio's corresponding class of shares that does not have 12b-1 plans fees. The historical performance of these corresponding classes of shares has not been adjusted to reflect the deduction of the 12b-1 plan fees. If these fees were taken into consideration, the performance figures shown would be lower. In addition, for certain share classes that are available under the Contract, nonstandardized performance figures reflect only the historical performance of the relevant share class, even though the underlying Fund or Portfolio has been in existence for a longer period.


The yield for the Scudder Fixed Income (formerly Scudder Investment Grade Bond), Scudder Government Securities Subaccount, and the Scudder High Income (formerly Scudder High Yield) Subaccount is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. The yields for the Scudder Government Securities Subaccount and the Scudder High Income (formerly Scudder High Yield) Subaccount based upon the one month period ended March 31, 2003 were 0.12% and 6.96%. The yield for the Scudder Fixed Income (formerly Scudder Investment Grade Bond) Subaccount was not calculated as there were no allocations to the Subaccount as of March 31, 2003. The yield quotation is computed by dividing the net investment income per unit earned during the specified one month or 30-day period by the Accumulation Unit value on the last day of the period, according to the following formula that assumes a semi-annual reinvestment of income:


                          YIELD = 2 [(a-b + 1)/6/ - 1]
                                      ---
                                      cd

a = net dividends and interest earned during the period by the Portfolio attributable to the Subaccount b = expenses accrued for the period (net of reimbursements)*

c = the average daily number of Accumulation Units outstanding during the period

d = the maximum offering price, which is the Accumulation Unit value per unit, on the last day of the period.

    * Expenses accrued include the deduction of all recurring fees and charges applicable to all Subaccounts but does not reflect the deduction of withdrawal charges or premium taxes.


The Scudder Money Market Subaccount's current yield is computed in accordance with a standard method prescribed by rules of the Securities and Exchange Commission. Under that method, the current yield quotation is based on a seven-day period and computed by determining the net change in value of a single Accumulation Unit during the period which is then divided by the Accumulation Unit value at the beginning of the period ("base period return"). The result is divided by 7 and multiplied by 365 with the resulting current yield figure carried to the nearest hundredth of one percent. The current yield for the seven-day period ended March 31, 2003 was -0.98% for the Scudder Money Market Subaccount. The average portfolio maturity was 58 days.


The Scudder Money Market Subaccount's effective yield is determined by using the same base period return (computed as described above), but when annualized, the earned income is assumed to be reinvested. Consequently, the effective yield will be slightly higher than the yield due to the compounding effect of this assumed reinvestment. The formula for the effective yield is:

                  (base period return+1)/365/7/ -1.


The effective yield for the seven-day period ended March 31, 2003 was -0.98% for the Scudder Money Market Subaccount. The calculation of current and effective yield does not include realized capital gains or losses and unrealized appreciation or depreciation of the Portfolio or the effect of withdrawal charges or premium taxes. These calculations do reflect the effect of all other recurring charges and fees applicable under the Contract.


In computing yield, the Separate Account follows certain standard accounting practices specified by Securities and Exchange Commission rules. These practices are not necessarily consistent with the accounting practices that the Separate Account will use in the preparation of its annual and semi-annual financial statements.


A Subaccount's performance quotations are based upon historical earnings and are not necessarily representative of future performance. Performance figures and Accumulation Unit value will fluctuate. Factors affecting a Subaccount's performance include general market conditions, operating expenses and investment management. Units of a Subaccount are redeemable at Accumulation Unit value, which may be more or less than original cost. Redemptions within the first four years after purchase may be subject to a withdrawal charge that ranges from 7% the first year to 0% after four years. Standardized and nonstandardized total return figures reflect the effect of the withdrawal charge but not the premium taxes that may be imposed upon the redemption of units. Yield, current yield, effective yield and certain nonstandardized total return figures do not reflect the withdrawal charge or premium taxes. In addition, nonstandardized total return figures may not include the effect of all other recurring expenses and fees, including a prorated portion of the records maintenance charge. Thus, nonstandardized total return figures may be higher than if these charges were deducted.


The Subaccounts may also provide comparative information on an annualized or nonannualized (cumulative) basis with regard to various indexes described in the Prospectus. In addition, the Subaccounts may provide performance analysis rankings of Lipper Analytical Services, Inc., the VARDS Report, Morningstar, Inc., Ibbotson Associates or Micropal. From time to time, the Separate Account may quote information from publications such as Morningstar, Inc., The Wall Street Journal, Money Magazine, Forbes, Barron's, Fortune, The Chicago Tribune, USA Today, Institutional Investor, National Underwriter, Selling Life Insurance, Broker World, Registered Representative, Investment Advisor and VARDS.

                                STATE REGULATION

KILICO is subject to the laws of Illinois governing insurance companies and to regulation by the Illinois Department of Insurance. An annual statement in a prescribed form is filed with the Illinois Department of Insurance each year. KILICO's books and accounts are subject to review by the Illinois Department of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, KILICO is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                     EXPERTS


The consolidated balance sheets of KILICO as of December 31, 2002 and 2001, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002, the statements of assets, liabilities and contract owners' equity of the KILICO Variable Annuity Separate Account as of December 31, 2002, and the related statements of operations and changes in contract owners' equity for the periods indicated, have been included herein in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



                              FINANCIAL STATEMENTS

The Statement of Additional Information contains financial information for KILICO and the Separate Account. The financial statements of KILICO should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends or surplus. The financial statements for the Separate Account reflect assets attributable to the Contracts and also assets attributable to other variable annuity contracts offered by KILICO through the Separate Account.

                       Report of Independent Accountants

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company and
Contract Owners of the Kemper Investors Life Insurance Company
Variable Annuity Separate Account:

In our opinion, the accompanying statements of assets, liabilities and contract owners' equity and the related statements of operations and of changes in contract owners' equity present fairly, in all material respects, the financial position of the subaccounts of the Kemper Investors Life Insurance Company Variable Annuity Separate Account (which includes the following subaccounts:
Alger American Balanced, Alger American Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization, American Century VP Income & Growth, American Century VP Value, Credit Suisse Trust Emerging Markets, Credit Suisse Trust Global Post-Venture Capital, Dreyfus Socially Responsible Growth, Dreyfus I.P. Mid Cap Stock, Fidelity VIP Equity Income, Fidelity VIP Growth, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund, Fidelity VIP II Index 500, Templeton Developing Markets Securities, ING VP Emerging Markets, ING VP Natural Resources Trust, INVESCO VIF-Utilities, Janus Aspen Aggressive Growth, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus Aspen Growth, Janus Aspen Growth and Income, Janus Aspen Worldwide Growth, J.P. Morgan Small Company, PIMCO Foreign Bond, PIMCO Low Duration, Scudder 21st Century Growth, Scudder Bond, Scudder Capital Growth, Scudder Global Discovery, Scudder Growth and Income, Scudder Health Sciences, Scudder International, Scudder Money Market (Scudder Variable Series I), Scudder Aggressive Growth, Scudder Blue Chip, Scudder Contrarian Value, Scudder Global Blue Chip, Scudder Government Securities, Scudder Growth, Scudder High Income, Scudder Horizon 10+, Scudder Horizon 20+, Scudder Horizon 5, Scudder International Select Equity, Scudder Investment Grade Bond, Scudder Money Market (Scudder Variable Series II), Scudder New Europe, Scudder Small Cap Growth, Scudder Strategic Income, Scudder Technology Growth, Scudder Total Return, SVS Davis Venture Value, SVS Dreman Financial Services, SVS Dreman High Return Equity, SVS Dreman Small Cap Value, SVS Eagle Focused Large Cap Growth, SVS Focus Value + Growth, SVS Index 500, SVS INVESCO Dynamic Growth, SVS Janus Growth and Income, SVS Janus Growth Opportunities, SVS Oak Strategic Equity and SVS Turner Mid-Cap Growth) at December 31, 2002 and the results of each of their operations and the changes in each of their contract owners' equity for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Kemper Investors Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of portfolio shares owned at December 31, 2002 with the underlying funds, provide a reasonable basis for our opinion.

Chicago, Illinois

February 24, 2003

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT
OWNERS' EQUITY

DECEMBER 31, 2002
(in thousands)

                                                                        The Alger American Fund
                                          -------------------------------------------------------------------------------------
                                                                                                                 Alger American
                                           Alger American   Alger American    Alger American   Alger American        Small
                                              Balanced          Growth       Leveraged AllCap   MidCap Growth    Capitalization
                                             Subaccount       Subaccount        Subaccount        Subaccount       Subaccount
                                          -------------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value           $        90,038           15,061             48,717            7,528            3,314
Dividends and other receivables                         -                -                  -                -                2
                                          -------------------------------------------------------------------------------------

             Total assets                          90,038           15,061             48,717            7,528            3,316

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                            2                2                  -                2                -
                                          -------------------------------------------------------------------------------------

Contract owners' equity                   $        90,036           15,059             48,717            7,526            3,316
                                          =====================================================================================

Accumulation Period                       $        90,009           15,028             48,717            7,526            3,282
Annuity Period                                         27               31                  -                -               34
                                          -------------------------------------------------------------------------------------

Total Contract Owners' Equity             $        90,036           15,059             48,717            7,526            3,316
                                          =====================================================================================

Units Outstanding                                  10,165              445              9,225              383              174
                                          =====================================================================================

                                           American Century Variable Portfolios,
                                                           Inc.                                Credit Suisse Trust
                                          --------------------------------------    ------------------------------------------
                                           American Century                                                Credit Suisse Trust
                                             VP Income &      American Century      Credit Suisse Trust        Global Post-
                                                Growth            VP Value           Emerging Markets        Venture Capital
                                              Subaccount         Subaccount             Subaccount              Subaccount
                                          --------------------------------------    ------------------------------------------
ASSETS

Investments in underlying portfolio funds,
 at current market value                             14,725               23,974                 19,372                 11,395
Dividends and other receivables                           8                   22                      -                      -
                                          --------------------------------------    ------------------------------------------

             Total assets                            14,733               23,996                 19,372                 11,395

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                              6                   15                     24                      -
                                          --------------------------------------    ------------------------------------------

Contract owners' equity                              14,727               23,981                 19,348                 11,395
                                          ======================================    ==========================================

Accumulation Period                                  14,711               23,945                 19,335                 11,394
Annuity Period                                           16                   36                     13                      1
                                          --------------------------------------    ------------------------------------------

Total Contract Owners' Equity                        14,727               23,981                 19,348                 11,395
                                          ======================================    ==========================================

Units Outstanding                                     2,918                3,642                  2,581                  1,990
                                          ======================================    ==========================================

                                              The Dreyfus
                                                Socially            Dreyfus
                                               Responsible         Investment
                                            Growth Fund, Inc.      Portfolios
                                           -------------------------------------
                                             Dreyfus Socially
                                               Responsible      Dreyfus I.P. Mid
                                                 Growth            Cap Stock
                                               Subaccount          Subaccount
                                           -------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value                        11,680            100,874
Dividends and other receivables                             -                  -
                                           -------------------------------------

             Total assets                              11,680            100,874

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                1                  -
                                           -------------------------------------

Contract owners' equity                                11,679            100,874
                                           =====================================

Accumulation Period                                    11,667            100,757
Annuity Period                                             12                117
                                           -------------------------------------

Total Contract Owners' Equity                          11,679            100,874
                                           =====================================

Units Outstanding                                       1,731             10,438
                                           =====================================

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT
OWNERS' EQUITY

DECEMBER 31, 2002
(in thousands)

                                                     Fidelity Variable Insurance
                                                           Products Fund              Fidelity Variable Insurance Products Fund II
                                                   ---------------------------------------------------------------------------------
                                                     Fidelity VIP   Fidelity VIP  Fidelity VIP II  Fidelity VIP II  Fidelity VIP II
                                                     Equity Income     Growth      Asset Manager     Contrafund        Index 500
                                                      Subaccount     Subaccount     Subaccount       Subaccount        Subaccount
                                                   ---------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                       44,979        53,804            5,884           54,039            97,675
Dividends and other receivables                                  -             -                1               30                 -
                                                   ---------------------------------------------------------------------------------

             Total assets                                   44,979        53,804            5,885           54,069            97,675

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                    45             7                1               15                11
                                                   ---------------------------------------------------------------------------------

Contract owners' equity                                     44,934        53,797            5,884           54,054            97,664
                                                   =================================================================================

Accumulation Period                                         44,861        53,729            5,642           53,953            97,312
Annuity Period                                                  73            68              242              101               352
                                                   ---------------------------------------------------------------------------------

Total Contract Owners' Equity                               44,934        53,797            5,884           54,054            97,664
                                                   =================================================================================

Units Outstanding                                            1,845         1,600              292            2,401               940
                                                   =================================================================================

                                                   Franklin Templeton                                              INVESCO Variable
                                                   Variable Insurance     ING VP Emerging      ING VP Natural     Investment Funds,
                                                     Products Trust     Markets Fund, Inc.    Resources Trust            Inc.
                                                   ------------------   ------------------   ------------------   ------------------
                                                        Templeton
                                                       Developing        ING VP  Emerging      ING VP Natural        INVESCO VIF-
                                                   Markets Securities   Markets Fund, Inc.    Resources Trust          Utilities
                                                       Subaccount           Subaccount           Subaccount           Subaccount
                                                   ------------------   ------------------   ------------------   ------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                              29                5,246                3,033                8,747
Dividends and other receivables                                     -                    3                    -                    -
                                                   ------------------   ------------------   ------------------   ------------------

             Total assets                                          29                5,249                3,033                8,747

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                        -                   13                    -                    -
                                                   ------------------   ------------------   ------------------   ------------------

Contract owners' equity                                            29                5,236                3,033                8,747
                                                   ==================   ==================   ==================   ==================

Accumulation Period                                                29                5,203                3,033                8,747
Annuity Period                                                      -                   33                    -                    -
                                                   ------------------   ------------------   ------------------   ------------------

Total Contract Owners' Equity                                      29                5,236                3,033                8,747
                                                   ==================   ==================   ==================   ==================

Units Outstanding                                                   3                  807                  242                1,638
                                                   ==================   ==================   ==================   ==================

                                                                                   Janus Aspen Series
                                                   ---------------------------------------------------------------------------------
                                                                                                Janus Aspen
                                                       Janus Aspen          Janus Aspen           Capital             Janus Aspen
                                                    Aggressive Growth         Balanced          Appreciation            Growth
                                                        Subaccount           Subaccount          Subaccount           Subaccount
                                                   ---------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                          56,680              141,595                1,356              110,057
Dividends and other receivables                                     -                  223                    -                    3
                                                   ---------------------------------------------------------------------------------

             Total assets                                      56,680              141,818                1,356              110,060

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                       14                    9                    -                   39
                                                   ---------------------------------------------------------------------------------

Contract owners' equity                                        56,666              141,809                1,356              110,021
                                                   =================================================================================

Accumulation Period                                            56,625              140,722                1,356              109,817
Annuity Period                                                     41                1,087                    -                  204
                                                   ---------------------------------------------------------------------------------

Total Contract Owners' Equity                                  56,666              141,809                1,356              110,021
                                                   =================================================================================

Units Outstanding                                               3,312                5,660                  193                9,555
                                                   =================================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT
OWNERS' EQUITY

DECEMBER 31, 2002
(in thousands)

                                                                                              J.P. Morgan
                                                             Janus Aspen Series             Series Trust II
                                                     ----------------------------------     -----------------
                                                       Janus Aspen
                                                        Growth and       Janus Aspen         JP Morgan Small
                                                          Income       Worldwide Growth          Company
                                                        Subaccount        Subaccount           Subaccount
                                                     ----------------------------------     -----------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                       43,037              134,037                 8,264
Dividends and other receivables                                  3                    2                     1
                                                     ----------------------------------     -----------------

             Total assets                                   43,040              134,039                 8,265

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                     -                    8                     -
                                                     ----------------------------------     -----------------

Contract owners' equity                                     43,040              134,031                 8,265
                                                     ==================================     =================

Accumulation Period                                         42,968              133,743                 8,251
Annuity Period                                                  72                  288                    14
                                                     ----------------------------------     -----------------

Total Contract Owners' Equity                               43,040              134,031                 8,265
                                                     ==================================     =================

Units Outstanding                                            3,720                5,892                   800
                                                     ==================================     =================

                                                       PIMCO Variable Insurance Trust
                                                     ----------------------------------
                                                       PIMCO Foreign     PIMCO Low
                                                            Bond          Duration
                                                         Subaccount      Subaccount
                                                     ----------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                              210              231
Dividends and other receivables                                      -                -
                                                     ----------------------------------

             Total assets                                          210              231

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                         -                -
                                                     ----------------------------------

Contract owners' equity                                            210              231
                                                     ==================================

Accumulation Period                                                210              231
Annuity Period                                                       -                -
                                                     ----------------------------------

Total Contract Owners' Equity                                      210              231
                                                     ==================================

Units Outstanding                                                   18               19
                                                     ==================================

                                                                             Scudder Variable Series I
                                                    ------------------------------------------------------------------------------
                                                      Scudder 21st                           Scudder Capital       Scudder Global
                                                    Century Growth       Scudder Bond            Growth              Discovery
                                                       Subaccount         Subaccount            Subaccount           Subaccount
                                                    ------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                       20,833               17,198                36,569               64,169
Dividends and other receivables                                  -                    -                     -                    2
                                                    ------------------------------------------------------------------------------

             Total assets                                   20,833               17,198                36,569               64,171

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                     -                    -                     -                    -
                                                    ------------------------------------------------------------------------------

Contract owners' equity                                     20,833               17,198                36,569               64,171
                                                    ==============================================================================

Accumulation Period                                         20,833               17,198                36,559               64,146
Annuity Period                                                   -                    -                    10                   25
                                                    ------------------------------------------------------------------------------

Total Contract Owners' Equity                               20,833               17,198                36,569               64,171
                                                    ==============================================================================

Units Outstanding                                            5,790                2,214                 5,041                7,117
                                                    ==============================================================================

                                                                                 Scudder Variable Series I
                                                   -------------------------------------------------------------------------------
                                                    Scudder Growth      Scudder Health          Scudder            Scudder Money
                                                      and Income           Sciences          International             Market
                                                      Subaccount          Subaccount           Subaccount            Subaccount
                                                   -------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                       37,291               49,863                83,411                   30
Dividends and other receivables                                  -                    -                     3                    -
                                                   -------------------------------------------------------------------------------

             Total assets                                   37,291               49,863                83,414                   30

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                     -                    -                     5                    -
                                                   -------------------------------------------------------------------------------

Contract owners' equity                                     37,291               49,863                83,409                   30
                                                   ===============================================================================

Accumulation Period                                         37,291               49,863                83,330                   30
Annuity Period                                                   -                    -                    79                    -
                                                   -------------------------------------------------------------------------------

Total Contract Owners' Equity                               37,291               49,863                83,409                   30
                                                   ===============================================================================

Units Outstanding                                            5,766                6,232                12,444                    3
                                                   ===============================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT
OWNERS' EQUITY

DECEMBER 31, 2002
(in thousands)

                                                                              Scudder Variable Series II
                                                    ----------------------------------------------------------------------------
                                                         Scudder                                   Scudder         Scudder Global
                                                    Aggressive Growth    Scudder Blue Chip    Contrarian Value       Blue Chip
                                                        Subaccount            Subaccount          Subaccount         Subaccount
                                                    ----------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                          27,890               78,109             113,614            22,865
Dividends and other receivables                                     -                    -                  15                 -
                                                    ----------------------------------------------------------------------------

             Total assets                                      27,890               78,109             113,629            22,865

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                        -                    7                  32                 -
                                                    ----------------------------------------------------------------------------

Contract owners' equity                                        27,890               78,102             113,597            22,865
                                                    ============================================================================

Accumulation Period                                            27,890               78,014             113,279            22,861
Annuity Period                                                      -                   88                 318                 4
                                                    ----------------------------------------------------------------------------

Total Contract Owners' Equity                                  27,890               78,102             113,597            22,865
                                                    ============================================================================

Units Outstanding                                               4,070               16,215              35,977             2,745
                                                    ============================================================================

                                                                             Scudder Variable Series II
                                                    -------------------------------------------------------------------------
                                                        Scudder                                                 Scudder
                                                      Government                         Scudder High    International Select
                                                      Securities      Scudder Growth        Income              Equity
                                                      Subaccount        Subaccount        Subaccount          Subaccount
                                                    -------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                     237,393            178,929           179,654                 75,036
Dividends and other receivables                                 -                  1                40                     20
                                                    -------------------------------------------------------------------------

             Total assets                                 237,393            178,930           179,694                 75,056

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                   30                 87                22                      9
                                                    -------------------------------------------------------------------------

Contract owners' equity                                   237,363            178,843           179,672                 75,047
                                                    =========================================================================

Accumulation Period                                       236,662            177,440           178,313                 74,751
Annuity Period                                                701              1,403             1,359                    296
                                                    -------------------------------------------------------------------------

Total Contract Owners' Equity                             237,363            178,843           179,672                 75,047
                                                    =========================================================================

Units Outstanding                                          50,525             54,587            40,754                 36,850
                                                    =========================================================================

                                                                 Scudder Variable Series II
                                                    -------------------------------------------------------
                                                          Scudder
                                                      Investment Grade      Scudder Money      Scudder New
                                                            Bond               Market             Europe
                                                         Subaccount          Subaccount         Subaccount
                                                    -------------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                           99,494            306,169                 -
Dividends and other receivables                                      -                167                 -
                                                    -------------------------------------------------------

             Total assets                                       99,494            306,336                 -

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                        12                 25                 -
                                                    -------------------------------------------------------

Contract owners' equity                                         99,482            306,311                 -
                                                    =======================================================

Accumulation Period                                             99,241            304,968                 -
Annuity Period                                                     241              1,343                 -
                                                    -------------------------------------------------------

Total Contract Owners' Equity                                   99,482            306,311                 -
                                                    =======================================================

Units Outstanding                                               17,704             54,362                 -
                                                    =======================================================

                                                                 Scudder Variable Series II
                                                    -----------------------------------------------------
                                                                                                Scudder
                                                    Scudder Small      Scudder Strategic      Technology
                                                      Cap Growth             Income             Growth
                                                      Subaccount           Subaccount         Subaccount
                                                    -----------------------------------------------------
ASSETS

Investments in underlying portfolio funds, at
 current market value                                      100,134                 24,572         145,612
Dividends and other receivables                                  5                      1              12
                                                    -----------------------------------------------------

             Total assets                                  100,139                 24,573         145,624

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                                    14                      -               -
                                                    -----------------------------------------------------

Contract owners' equity                                    100,125                 24,573         145,624
                                                    =====================================================

Accumulation Period                                         99,950                 24,521         145,579
Annuity Period                                                 175                     52              45
                                                    -----------------------------------------------------

Total Contract Owners' Equity                              100,125                 24,573         145,624
                                                    =====================================================

Units Outstanding                                           45,002                  2,400          28,007
                                                    =====================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

DECEMBER 31, 2002
(IN THOUSANDS)

                                                                          Scudder Variable Series II
                                           ---------------------------------------------------------------------------------------
                                                                                 SVS Dreman
                                            Scudder Total       SVS Davis        Financial       SVS Dreman High      SVS Dreman
                                               Return         Venture Value       Services        Return Equity    Small Cap Value
                                             Subaccount        Subaccount        Subaccount        Subaccount          Subaccount
                                           ---------------------------------------------------------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value                    416,331           113,301            56,572           316,952           149,098
Dividends and other receivables                         59                 2                 -                 1                 -
                                           ---------------------------------------------------------------------------------------

             Total assets                          416,390           113,303            56,572           316,953           149,098

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                           364                 -                 -                 -                45
                                           ---------------------------------------------------------------------------------------

Contract owners' equity                            416,026           113,303            56,572           316,953           149,053
                                           =======================================================================================

Accumulation Period                                412,677           113,250            56,565           316,767           148,881
Annuity Period                                       3,349                53                 7               186               172
                                           ---------------------------------------------------------------------------------------

Total Contract Owners' Equity                      416,026           113,303            56,572           316,953           149,053
                                           =======================================================================================

Units Outstanding                                   83,840            14,493             5,697            33,048            43,904
                                           =======================================================================================

                                                                Scudder Variable Series II
                                           ---------------------------------------------------------------------
                                              SVS Eagle
                                            Focused Large    SVS Focus Value                       SVS INVESCO
                                             Cap Growth         + Growth        SVS Index 500    Dynamic Growth
                                             Subaccount        Subaccount         Subaccount       Subaccount
                                           ---------------------------------------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value                     40,566            39,176           146,427            18,257
Dividends and other receivables                          -                25                 1                 -
                                           ---------------------------------------------------------------------

             Total assets                           40,566            39,201           146,428            18,257

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                             -                 7                 -                 -
                                           ---------------------------------------------------------------------

Contract owners' equity                             40,566            39,194           146,428            18,257
                                           =====================================================================

Accumulation Period                                 40,566            38,934           146,417            18,257
Annuity Period                                           -               260                11                 -
                                           ---------------------------------------------------------------------

Total Contract Owners' Equity                       40,566            39,194           146,428            18,257
                                           =====================================================================

Units Outstanding                                    6,095            16,459            23,118             3,074
                                           =====================================================================

                                                                Scudder Variable Series II
                                           ---------------------------------------------------------------------
                                              SVS Janus         SVS Janus          SVS Oak         SVS Turner
                                             Growth and          Growth           Strategic          Mid-Cap
                                               Income         Opportunities        Equity            Growth
                                             Subaccount         Subaccount       Subaccount        Subaccount
                                           ---------------------------------------------------------------------
ASSETS

Investments in underlying portfolio
 funds, at current market value                    105,210            75,716            31,408            46,432
Dividends and other receivables                          -                 -                 -                 -
                                           ---------------------------------------------------------------------

             Total assets                          105,210            75,716            31,408            46,432

LIABILITIES AND CONTRACT OWNERS' EQUITY

Liabilities - Other payables                             2                 -                 -                 -
                                           ---------------------------------------------------------------------
Contract owners' equity                            105,208            75,716            31,408            46,432
                                           =====================================================================

Accumulation Period                                105,145            75,712            31,408            46,432
Annuity Period                                          63                 4                 -                 -
                                           ---------------------------------------------------------------------
Total Contract Owners' Equity                      105,208            75,716            31,408            46,432
                                           =====================================================================
Units Outstanding                                   17,677            17,795             7,019             7,947
                                           =====================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                The Alger American Fund
                                             --------------------------------------------------------------------------------------
                                                                                 Alger American                      Alger American
                                             Alger American    Alger American       Leveraged      Alger American        Small
                                                Balanced           Growth            AllCap         MidCap Growth    Capitalization
                                               Subaccount        Subaccount        Subaccount       Subaccount          Subaccount
                                             --------------------------------------------------------------------------------------
REVENUE

Dividend income                              $        1,545                 8                 5                 -                 -

EXPENSES

Mortality and expense risk charges                    1,275               244               853                93                48
                                             --------------------------------------------------------------------------------------
Net investment income (loss)                            270              (236)             (848)              (93)              (48)
                                             --------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of
 investments                                         (1,724)           (5,922)          (10,217)             (517)             (580)
Change in unrealized appreciation
 (depreciation) of investments                      (12,083)           (1,809)          (15,593)           (1,930)             (478)
                                             --------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
 investments                                        (13,807)           (7,731)          (25,810)           (2,447)           (1,058)
                                             --------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity resulting from operations    $      (13,537)           (7,967)          (26,658)           (2,540)           (1,106)
                                             ======================================================================================

                                                 American Century Variable
                                                      Portfolios, Inc.                 Credit Suisse Trust
                                             --------------------------------    --------------------------------
                                                American                                           Credit Suisse
                                               Century VP         American       Credit Suisse      Trust Global
                                                Income &          Century        Trust Emerging     Post-Venture
                                                 Growth           VP Value          Markets            Capital
                                               Subaccount        Subaccount        Subaccount        Subaccount
                                             --------------------------------    --------------------------------
REVENUE

Dividend income                                          53             1,638                41                 -

EXPENSES

Mortality and expense risk charges                       87               367               281               189
                                             --------------------------------    --------------------------------
Net investment income (loss)                            (34)            1,271              (240)             (189)
                                             --------------------------------    --------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of
 investments                                         (1,032)           (1,707)           (3,126)           (3,595)
Change in unrealized appreciation
 (depreciation) of investments                         (154)           (4,403)             (155)           (2,109)
                                             --------------------------------    --------------------------------
Net realized and unrealized gain (loss) on
 investments                                         (1,186)           (6,110)           (3,281)           (5,704)
                                             --------------------------------    --------------------------------
Net increase (decrease) in contract
 owners' equity resulting from operations            (1,220)           (4,839)           (3,521)           (5,893)
                                             ================================    ================================

                                               The Dreyfus
                                                Socially            Dreyfus
                                               Repsonsible         Variable
                                               Growth Fund,       Investment
                                                   Inc.              Fund
                                             --------------------------------
                                                Dreyfus
                                                Socially            Dreyfus
                                               Responsible         I.P. Mid
                                                 Growth            Cap Stock
                                               Subaccount         Subaccount
                                             --------------------------------
REVENUE

Dividend income                                          31               303

EXPENSES

Mortality and expense risk charges                      188             1,408
                                             --------------------------------
Net investment income (loss)                           (157)           (1,105)
                                             --------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of
 investments                                         (3,019)           (1,459)
Change in unrealized appreciation
 (depreciation) of investments                       (1,822)          (13,674)
                                             --------------------------------
Net realized and unrealized gain (loss) on
 investments                                         (4,841)          (15,133)
                                             --------------------------------
Net increase (decrease) in contract
 owners' equity resulting from operations            (4,998)          (16,238)
                                             ================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                           Fidelity Variable Insurance
                                                  Products Fund                Fidelity Variable Insurance Products Fund II
                                         --------------------------------------------------------------------------------------
                                                                               Fidelity           Fidelity         Fidelity
                                          Fidelity VIP      Fidelity VIP        VIP II             VIP II           VIP II
                                          Equity Income       Growth         Asset Manager       Contrafund        Index 500
                                           Subaccount       Subaccount         Subaccount        Subaccount        Subaccount
                                         --------------------------------------------------------------------------------------
REVENUE

Dividend income                                   1,918               171               264               493             1,517

EXPENSES

Mortality and expense risk charges                  650               878                85               781             1,454
                                         --------------------------------------------------------------------------------------
Net investment income (loss)                      1,268              (707)              179              (288)               63
                                         --------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                     (5,414)          (21,392)           (1,015)           (6,546)          (20,822)
Change in unrealized appreciation
 (depreciation) of investments                   (6,231)           (3,782)               67              (130)           (9,476)
                                         --------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                 (11,645)          (25,174)             (948)           (6,676)          (30,298)
                                         --------------------------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity resulting from
 operations                                     (10,377)          (25,881)             (769)           (6,964)          (30,235)
                                         ======================================================================================

                                             Franklin
                                             Templeton          ING VP                             INVESCO
                                              Variable         Emerging       ING VP Natural      Variable
                                             Insurance       Markets Fund,      Resources        Investment
                                           Products Trust        Inc.             Trust          Funds, Inc.
                                           --------------   --------------    --------------    --------------
                                              Templeton         ING VP
                                             Developing        Emerging
                                               Markets       Markets Fund,    ING VP Natural       INVESCO
                                             Securities          Inc.         Resources Trust   VIF-Utilities
                                             Subaccount       Subaccount        Subaccount        Subaccount
                                           --------------   --------------    --------------    --------------
REVENUE

Dividend income                                         -                -                 6                46

EXPENSES

Mortality and expense risk charges                      -               76                41               118
                                           --------------   --------------    --------------    --------------

Net investment income (loss)                            -              (76)              (35)              (72)
                                           --------------   --------------    --------------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                            -           (1,282)             (236)             (604)
Change in unrealized appreciation
 (depreciation) of investments                          -              600               132            (1,356)
                                           --------------   --------------    --------------    --------------

Net realized and unrealized gain (loss)
 on investments                                         -             (682)             (104)           (1,960)
                                           --------------   --------------    --------------    --------------

Net increase (decrease) in contract
 owners' equity resulting from
 operations                                             -             (758)             (139)           (2,032)
                                           ==============   ==============    ==============    ==============

                                                                  Janus Aspen Series
                                           --------------------------------------------------------------------
                                             Janus Aspen                        Janus Aspen
                                             Aggressive        Janus Aspen        Capital         Janus Aspen
                                               Growth           Balanced        Appreciation        Growth
                                             Subaccount        Subaccount        Subaccount        Subaccount
                                           --------------------------------------------------------------------
REVENUE

Dividend income                                         -             3,698                10                 -

EXPENSES

Mortality and expense risk charges                    823             1,970                24             1,943
                                           --------------------------------------------------------------------

Net investment income (loss)                         (823)            1,728               (14)           (1,943)
                                           --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                      (45,198)          (10,277)             (381)          (58,656)
Change in unrealized appreciation
 (depreciation) of investments                     23,096            (3,888)               66            13,071
                                           --------------------------------------------------------------------

Net realized and unrealized gain (loss)
 on investments                                   (22,102)          (14,165)             (315)          (45,585)
                                           --------------------------------------------------------------------

Net increase (decrease) in contract
 owners' equity resulting from
 operations                                       (22,925)          (12,437)             (329)          (47,528)
                                           ====================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                 J.P. Morgan
                                                                                   Series
                                                  Janus Aspen Series              Trust II        PIMCO Variable Insurance Trust
                                           --------------------------------    --------------    -------------------------------
                                             Janus Aspen       Janus Aspen       JP Morgan
                                             Growth and         Worldwide          Small          PIMCO Foreign      PIMCO Low
                                               Income            Growth           Company             Bond            Duration
                                             Subaccount        Subaccount        Subaccount        Subaccount        Subaccount
                                           --------------------------------    --------------    -------------------------------
REVENUE

Dividend income                                       451             1,484                23                13               10

EXPENSES

Mortality and expense risk charges                    797             2,189               156                 5                3
                                           --------------------------------    --------------    -------------------------------
Net investment income (loss)                         (346)             (705)             (133)                8                7
                                           --------------------------------    --------------    -------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                       (3,292)          (40,937)           (1,763)               10                3
Change in unrealized appreciation
 (depreciation) of investments                    (11,247)          (11,177)           (1,417)                2                4
                                           --------------------------------    --------------    -------------------------------
Net realized and unrealized gain (loss)
 on investments                                   (14,539)          (52,114)           (3,180)               12                7
                                           --------------------------------    --------------    -------------------------------
Net increase (decrease) in contract
 owners' equity resulting from
 operations                                       (14,885)          (52,819)           (3,313)               20               14
                                           ================================    ==============    ===============================

                                                                 Scudder Variable Series I
                                           --------------------------------------------------------------------
                                                                                   Scudder
                                            Scudder 21st                           Capital       Scudder Global
                                           Century Growth     Scudder Bond          Growth          Discovery
                                             Subaccount        Subaccount         Subaccount       Subaccount
                                           --------------------------------------------------------------------
REVENUE

Dividend income                                         -               973               143                 -

EXPENSES

Mortality and expense risk charges                    334               219               591               994
                                           --------------------------------------------------------------------
Net investment income (loss)                         (334)              754              (448)             (994)
                                           --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                       (3,006)             (142)           (4,866)           (4,706)
Change in unrealized appreciation
 (depreciation) of investments                    (10,296)              425           (10,389)          (11,367)
                                           --------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                   (13,302)              283           (15,255)          (16,073)
                                           --------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity resulting from
 operations                                       (13,636)            1,037           (15,703)          (17,067)
                                           ====================================================================

                                                                 Scudder Variable Series I
                                           --------------------------------------------------------------------
                                           Scudder Growth    Scudder Health       Scudder        Scudder Money
                                             and Income         Sciences       International        Market
                                             Subaccount        Subaccount        Subaccount       Subaccount
                                           --------------------------------------------------------------------
REVENUE

Dividend income                                       430                 -               727                 -

EXPENSES

Mortality and expense risk charges                    599               711             1,322                 -
                                           --------------------------------------------------------------------
Net investment income (loss)                         (169)             (711)             (595)                -
                                           --------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS

Net realized gain (loss) on sale of
 investments                                       (4,502)           (1,491)          (11,981)                -
Change in unrealized appreciation
 (depreciation) of investments                     (7,635)          (12,243)           (1,962)                -
                                           --------------------------------------------------------------------
Net realized and unrealized gain (loss)
 on investments                                   (12,137)          (13,734)          (13,943)                -
                                           --------------------------------------------------------------------
Net increase (decrease) in contract
 owners' equity resulting from
 operations                                       (12,306)          (14,445)          (14,538)                -
                                           ====================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                               Scudder Variable Series II
                              ---------------------------------------------------------------------------------------------
                                Scudder                    Scudder      Scudder        Scudder                   Scudder
                              Aggressive     Scudder      Contrarian     Global       Government    Scudder        High
                                Growth      Blue Chip        Value      Blue Chip     Securities     Growth       Income
                              Subaccount    Subaccount    Subaccount    Subaccount    Subaccount   Subaccount   Subaccount
                              ---------------------------------------------------------------------------------------------
REVENUE

Dividend income                       154          349          1,898            148        6,147           -        17,861

EXPENSES

Mortality and
 expense risk charges                 459        1,251          1,726            325        2,656       3,017         2,336
                              ---------------------------------------------------------------------------------------------

Net investment
 income (loss)                       (305)        (902)           172           (177)       3,491      (3,017)       15,525
                              ---------------------------------------------------------------------------------------------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS

Net realized gain (loss)
 on sale of investments            (8,938)      (4,896)        (5,313)        (1,894)       2,549     (85,980)      (27,655)

Change in unrealized
 appreciation
 (depreciation) of
 investments                       (4,144)     (18,545)       (18,105)        (2,234)       6,173       1,769        10,241
                              ---------------------------------------------------------------------------------------------

Net realized and
 unrealized gain (loss)
 on investments                   (13,082)     (23,441)       (23,418)        (4,128)       8,722     (84,211)      (17,414)
                              ---------------------------------------------------------------------------------------------

Net increase
 (decrease) in contract
 owners' equity resulting
 from operations                  (13,387)     (24,343)       (23,246)        (4,305)      12,213     (87,228)       (1,889)
                              =============================================================================================

                                                          Scudder Variable Series II
                              ----------------------------------------------------------------------------------
                                  Scudder       Scudder                                  Scudder      Scudder
                               International   Investment     Scudder       Scudder       Small      Strategic
                               Select Equity   Grade Bond   Money Market   New Europe   Cap Growth     Income
                                Subaccount     Subaccount    Subaccount    Subaccount   Subaccount   Subaccount
                              ----------------------------------------------------------------------------------
REVENUE

Dividend income                           312        2,569          4,956          180           -           411

EXPENSES

Mortality and
 expense risk charges                     888        1,142          4,288          220       1,615           259
                              ----------------------------------------------------------------------------------
Net investment
 income (loss)                           (576)       1,427            668          (40)     (1,615)          152
                              ----------------------------------------------------------------------------------
NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS

Net realized gain (loss)
 on sale of investments               (22,137)         470              -       (6,124)    (54,429)          381

Change in unrealized
 appreciation
 (depreciation) of
 investments                           12,519        3,597              -        1,325       1,841         1,226
                              ----------------------------------------------------------------------------------

Net realized and
 unrealized gain (loss)
 on investments                        (9,618)       4,067              -       (4,799)    (52,588)        1,607
                              ----------------------------------------------------------------------------------

Net increase
 (decrease) in contract
 owners' equity resulting
 from operations                      (10,194)       5,494            668       (4,839)    (54,203)        1,759
                              ==================================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                          Scudder Variable Series II
                                                      ------------------------------------------------------------------
                                                                                                              SVS Dreman
                                                        Scudder      Scudder      SVS Davis    SVS Dreman       High
                                                      Technology      Total        Venture      Financial       Return
                                                        Growth        Return        Value        Services       Equity
                                                      Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
                                                      ------------------------------------------------------------------
REVENUE

Dividend income                                              197        14,184           149           474         4,158

EXPENSES

Mortality and expense risk charges                         2,424         6,397         1,542           815         4,556
                                                      ------------------------------------------------------------------

Net investment income (loss)                              (2,227)        7,787        (1,393)         (341)         (398)
                                                      ------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of investments          (28,246)      (67,376)       (2,338)          580        (1,747)
 Change in unrealized appreciation (depreciation) of
 investments                                             (54,303)      (29,917)      (17,214)       (6,584)      (71,516)
                                                      ------------------------------------------------------------------

Net realized and unrealized gain (loss) on
 investments                                             (82,549)      (97,293)      (19,552)       (6,004)      (73,263)
                                                      ------------------------------------------------------------------

Net increase (decrease) in contract owners' equity
 resulting from operations                               (84,776)      (89,506)      (20,945)       (6,345)      (73,661)
                                                      ==================================================================

                                                                           Scudder Variable Series II
                                                       -------------------------------------------------------------------
                                                                     SVS Eagle
                                                       SVS Dreman     Focused      SVS Focus                   SVS INVESCO
                                                       Small Cap        Large        Value       SVS Index       Dynamic
                                                         Value       Cap Growth     + Growth        500          Growth
                                                       Subaccount    Subaccount    Subaccount    Subaccount     Subaccount
                                                       -------------------------------------------------------------------
REVENUE

Dividend income                                               539             -           254           799              -

EXPENSES

Mortality and expense risk charges                          2,054           595           629         2,161            274
                                                       -------------------------------------------------------------------

Net investment income (loss)                               (1,515)         (595)         (375)       (1,362)          (274)
                                                       -------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of investments             3,050        (3,402)       (7,198)      (11,328)        (1,184)
 Change in unrealized appreciation (depreciation) of
 investments                                              (28,127)      (11,050)       (7,620)      (30,105)        (6,540)
                                                       -------------------------------------------------------------------

Net realized and unrealized gain (loss) on
 investments                                              (25,077)      (14,452)      (14,818)      (41,433)        (7,724)
                                                       -------------------------------------------------------------------

Net increase (decrease) in contract owners' equity
 resulting from operations                                (26,592)      (15,047)      (15,193)      (42,795)        (7,998)
                                                       ===================================================================

                                                                    Scudder Variable Series II
                                                      -------------------------------------------------------
                                                      SVS Janus       SVS Janus       SVS Oak      SVS Turner
                                                      Growth and       Growth        Strategic       Mid-Cap
                                                        Income      Opportunities      Equity        Growth
                                                      Subaccount     Subaccount      Subaccount    Subaccount
                                                      -------------------------------------------------------
REVENUE

Dividend income                                              694                -             -

EXPENSES

Mortality and expense risk charges                         1,578            1,200           488           677
                                                      -------------------------------------------------------

Net investment income (loss)                                (884)          (1,200)         (488)         (677)
                                                      -------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS

Net realized gain (loss) on sale of investments           (5,257)          (6,881)       (3,441)       (2,235)
 Change in unrealized appreciation (depreciation) of
 investments                                             (21,939)         (25,884)      (15,438)      (17,485)
                                                      -------------------------------------------------------

Net realized and unrealized gain (loss) on
 investments                                             (27,196)         (32,765)      (18,879)      (19,720)
                                                      -------------------------------------------------------

Net increase (decrease) in contract owners' equity
 resulting from operations                               (28,080)         (33,965)      (19,367)      (20,397)
                                                      =======================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                            The Alger American Fund
                                                      ------------------------------------------------------------------
                                                                                  Alger        Alger
                                                         Alger        Alger      American     American    Alger American
                                                       American     American    Leveraged      MidCap         Small
                                                       Balanced      Growth       AllCap       Growth     Capitalization
                                                      Subaccount   Subaccount   Subaccount   Subaccount     Subaccount
                                                      ------------------------------------------------------------------
OPERATIONS

Net investment Income (loss)                          $      270         (236)        (848)         (93)             (48)

Net realized gain (loss) on sale of Investments           (1,724)      (5,922)     (10,217)        (517)            (580)

Change in unrealized appreciation (depreciation) of
 investments                                             (12,083)      (1,809)     (15,593)      (1,930)            (478)
                                                      ------------------------------------------------------------------

      Net increase (decrease) in contract owners'
       equity resulting from operations                  (13,537)      (7,967)     (26,658)      (2,540)          (1,106)
                                                      ------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                       15,601        3,549       10,314        3,483            1,421
Net transfer (to) from affiliate and subaccounts           8,194         (866)      (5,513)       2,186             (325)
Payments for redemptions                                  (3,984)      (1,434)      (2,632)        (470)            (307)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                           (257)         (24)        (182)          (8)              (6)
Annuity payout reserve adjustment                             (2)          (1)           -            -                2
                                                      ------------------------------------------------------------------

      Net increase (decrease) from contract owners'
       equity transactions                                19,552        1,224        1,987        5,191              785
                                                      ------------------------------------------------------------------

Total increase (decrease) in contract owners' equity       6,015       (6,743)     (24,671)       2,651             (321)

CONTRACT OWNERS' EQUITY

Beginning of period                                       84,021       21,802       73,388        4,875            3,637
                                                      ------------------------------------------------------------------

End of period                                         $   90,036       15,059       48,717        7,526            3,316
                                                      ==================================================================

                                                                                                         The Dreyfus
                                                                                                          Socially
                                                            American                                     Responsible     Dreyfus
                                                        Century Variable                                    Growth     Investment
                                                        Portfolios, Inc.         Credit Suisse Trust      Fund, Inc.   Portfolios
                                                     -----------------------   ------------------------  --------------------------
                                                                                              Credit
                                                      American                   Credit       Suisse
                                                      Century                    Suisse        Trust       Dreyfus
                                                     VP Income     American       Trust     Global Post    Socially      Dreyfus
                                                         &         Century      Emerging      Venture     Responsible    I.P. Mid
                                                       Growth      VP Value     Markets       Capital       Growth       Cap Stock
                                                     Subaccount   Subaccount   Subaccount    Subaccount    Subaccount   Subaccount
                                                     -----------------------   ------------------------  -------------------------
OPERATIONS

Net investment Income (loss)                                (34)       1,271         (240)         (189)       (157)        (1,105)

Net realized gain (loss) on sale of Investments          (1,032)      (1,707)      (3,126)       (3,595)     (3,019)        (1,459)

Change in unrealized appreciation (depreciation) of
 investments                                               (154)      (4,403)        (155)       (2,109)     (1,822)       (13,674)
                                                     -----------------------   ------------------------   ------------------------

      Net increase (decrease) in contract owners'
       equity resulting from operations                  (1,220)      (4,839)      (3,521)       (5,893)     (4,998)       (16,238)
                                                     -----------------------   ------------------------   ------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                       1,806        6,965        3,646         3,741       2,612         17,744
Net transfer (to) from affiliate and subaccounts          9,435        1,079        3,400            (5)       (728)        18,564
Payments for redemptions                                   (647)      (2,666)        (756)         (390)       (824)        (3,356)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                           (58)         (35)         (58)          (40)        (37)          (292)
Annuity payout reserve adjustment                             8           22          (24)            -          (1)             -
                                                     -----------------------   ------------------------   ------------------------

     Net increase (decrease) from contract owners'
      equity transactions                                10,544        5,365        6,208         3,306       1,022         32,660
                                                     -----------------------   ------------------------   ------------------------

Total increase (decrease) in contract owners' equity      9,324          526        2,687        (2,587)     (3,976)        16,422

CONTRACT OWNERS' EQUITY

Beginning of period                                       5,403       23,455       16,661        13,982      15,655         84,452
                                                     -----------------------   ------------------------   ------------------------

End of period                                            14,727       23,981       19,348        11,395      11,679        100,874
                                                     =======================   ========================   ========================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS* EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                              Fidelity Variable                      Fidelity Variable
                                                           Insurance Products Fund                 Insurance Products Fund II
                                                           ------------------------------------------------------------------------
                                                                                            Fidelity        Fidelity       Fidelity
                                                            Fidelity VIP   Fidelity VIP      VIP II          VIP II         VIP II
                                                           Equity Income      Growth      Asset Manager    Contrafund     Index 500
                                                            Subaccount      Subaccount      Subaccount     Subaccount     Subaccount
                                                           ------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                       1,268           (707)            179         (288)            63

Net realized gain (loss) on sale of investments                   (5,414)       (21,392)         (1,015)      (6,546)       (20,822)

Change in unrealized appreciation (depreciation) of
 investments                                                      (6,231)        (3,782)             67         (130)        (9,476)
                                                           ------------------------------------------------------------------------

       Net increase (decrease) in contract owners'
        equity resulting from operations                         (10,377)       (25,881)           (769)      (6,964)       (30,235)
                                                           ------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                7,841         10,414             736        5,865         12,103
Net transfer (to) from affiliate and subaccounts                   3,741         (5,280)           (627)      (1,095)       (19,384)
Payments for redemptions                                          (6,271)        (6,887)           (677)      (6,242)       (11,947)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                    (97)          (122)             (8)         (54)          (125)
Annuity payout reserve adjustment                                    (34)            (2)             (1)          30             (6)
                                                           ------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                          5,180         (1,877)           (577)      (1,496)       (19,359)
                                                           ------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity              (5,197)       (27,758)         (1,346)      (8,460)       (49,594)

CONTRACT OWNERS' EQUITY

Beginning of period                                               50,131         81,555           7,230       62,514        147,258
                                                           ------------------------------------------------------------------------
End of period                                                     44,934         53,797           5,884       54,054         97,664
                                                           ========================================================================

                                                               Franklin                                  INVESCO
                                                               Templeton        ING VP      ING VP       Variable
                                                                Variable       Emerging     Natural     Investment
                                                               Insurance        Markets    Resources      Funds,
                                                             Products Trust   Fund, Inc.     Trust         Inc.
                                                             --------------   ----------   ----------  ------------
                                                                Templeton       ING VP      ING VP
                                                               Developing      Emerging     Natural
                                                                Markets        Markets     Resource    INVESCO VIF-
                                                               Securities     Fund, Inc.     Trust       Utilities
                                                               Subaccount     Subaccount   Subaccount   Subaccount
                                                             --------------   ----------   ----------  ------------
OPERATIONS

Net investment income (loss)                                              -          (76)         (35)          (72)

Net realized gain (loss) on sale of investments                           -       (1,282)        (236)         (604)

Change in unrealized appreciation (depreciation) of
 investments                                                              -          600          132        (1,356)
                                                             --------------   ----------   ----------  ------------

       Net increase (decrease) in contract owners'
        equity resulting from operations                                  -         (758)        (139)       (2,032)
                                                             --------------   ----------   ----------  ------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                       -          402          302         1,625
Net transfer (to) from affiliate and subaccounts                         (1)         942         (191)        2,613
Payments for redemptions                                                  -         (514)        (273)         (258)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                         -           (6)          (3)          (26)
Annuity payout reserve adjustment                                         -            3            -             -
                                                             --------------   ----------   ----------  ------------

     Net increase (decrease) from contract owners'
      equity transactions                                                (1)         827         (165)        3,954
                                                             --------------   ----------   ----------  ------------

Total increase (decrease) in contract owners' equity                     (1)          69         (304)        1,922

CONTRACT OWNERS' EQUITY

Beginning of period                                                      30        5,167        3,337         6,825
                                                             --------------   ----------   ----------  ------------

End of period                                                            29        5,236        3,033         8,747
                                                             ==============   ==========   ==========  ============

                                                                                Janus Aspen Series
                                                              -----------------------------------------------------
                                                                Janus
                                                                Aspen                     Janus Aspen      Janus
                                                              Aggressive   Janus Aspen      Capital        Aspen
                                                                Growth       Balanced     Appreciation     Growth
                                                              Subaccount    Subaccount     Subaccount    Subaccount
                                                              -----------------------------------------------------
OPERATIONS

Net investment income (loss)                                        (823)         1,728            (14)      (1,943)

Net realized gain (loss) on sale of investments                  (45,198)       (10,277)          (381)     (58,656)

Change in unrealized appreciation (depreciation) of
 investments                                                      23,096         (3,888)            65       13,071
                                                              -----------------------------------------------------

       Net increase (decrease) in contract owners'
        equity resulting from operations                         (22,925)       (12,437)          (329)     (47,528)
                                                              -----------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                9,012         16,300             35        9,737

Net transfer (to) from affiliate and subaccounts                  (4,605)        (9,125)          (175)     (27,088)
Payments for redemptions                                          (6,406)       (14,416)          (213)     (14,460)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                    (99)          (117)            (5)        (256)
Annuity payout reserve adjustment                                     (8)           223              -          (22)
                                                              -----------------------------------------------------

     Net increase (decrease) from contract owners'
      equity transactions                                         (2,106)        (7,135)          (358)     (32,089)
                                                              -----------------------------------------------------

Total increase (decrease) in contract owners' equity             (25,031)       (19,572)          (687)     (79,617)

CONTRACT OWNERS' EQUITY

Beginning of period                                               81,697        161,381          2,043      189,638
                                                              -----------------------------------------------------

End of period                                                     56,666        141,809          1,356      110,021
                                                              =====================================================

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                          J.P. Morgan     Pimco Variable Insurance
                                                             Janus Aspen Series         Series Trust II            Trust
                                                      -------------------------------   ---------------   ------------------------
                                                      Janus Aspen                                           Pimco
                                                       Growth and       Janus Aspen     JP Morgan Small    Foreign      Pimco Low
                                                        Income       Worldwide Growth       Company          Bond        Duration
                                                      Subaccount        Subaccount         Subaccount     Subaccount    Subaccount
                                                      -------------------------------   ---------------   ------------------------
OPERATIONS

Net investment income (loss)                                  (346)              (705)             (133)           8             7

Net realized gain (loss) on sale of investments             (3,292)           (40,937)           (1,763)          10             3

Change in unrealized appreciation (depreciation) of
 investments                                               (11,247)           (11,177)           (1,417)           2             4
                                                      -------------------------------   ---------------   ------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                    (14,885)           (52,819)           (3,313)          20            14
                                                      -------------------------------   ---------------   ------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                          1,180             16,315             3,791            2             3
Net transfer (to) from affiliate and subaccounts           (13,392)           (24,441)           (1,468)         (35)          (21)
Payments for redemptions                                    (4,250)           (17,000)           (1,425)        (165)          (43)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                             (145)              (167)              (59)           -             -
Annuity payout reserve adjustment                                3                  2                 1            -             -
                                                      -------------------------------   ---------------   ------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                  (16,604)           (25,291)              840         (198)          (61)
                                                      -------------------------------   ---------------   ------------------------

Total increase (decrease) in contract owners' equity       (31,489)           (78,110)           (2,473)        (178)          (47)

CONTRACT OWNERS' EQUITY

Beginning of period                                         74,529            212,141            10,738          388           278
                                                      -------------------------------   ---------------   ------------------------

End of period                                               43,040            134,031             8,265          210           231
                                                      ===============================   ===============   ========================

                                                                                Scudder Variable Series I
                                                         ---------------------------------------------------------------------
                                                          Scudder 21st                      Scudder Capital     Scudder Global
                                                         Century Growth     Scudder Bond        Growth            Discovery
                                                           Subaccount        Subaccount       Subaccount          Subaccount
                                                         ---------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                       (334)              754              (448)              (994)

Net realized gain (loss) on sale of investments                  (3,006)             (142)           (4,866)            (4,706)

Change in unrealized appreciation (depreciation) of
 investments                                                    (10,296)              425           (10,389)           (11,367)
                                                         ---------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                         (13,636)            1,037           (15,703)           (17,067)
                                                         ---------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                               6,417             3,933             7,059              8,241
Net transfer (to) from affiliate and subaccounts                  2,796               880             2,047              1,678
Payments for redemptions                                           (742)           (2,008)           (2,051)            (3,067)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                   (70)             (102)             (115)              (207)
Annuity payout reserve adjustment                                     -                 -                 -                  2
                                                         ---------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                         8,401             2,703             6,940              6,647
                                                         ---------------------------------------------------------------------

Total increase (decrease) in contract owners' equity             (5,235)            3,740            (8,763)           (10,420)

CONTRACT OWNERS' EQUITY

Beginning of period                                              26,068            13,458            45,332             74,591
                                                         ---------------------------------------------------------------------

End of period                                                    20,833            17,198            36,569             64,171
                                                         =====================================================================

                                                                             Scudder Variable Series I
                                                       --------------------------------------------------------------------
                                                        Scudder Growth     Scudder Health        Scudder      Scudder Money
                                                         and Income           Sciences        International      Market
                                                         Subaccount          Subaccount        Subaccount      Subaccount
                                                       --------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                       (169)             (711)            (595)               -

Net realized gain (loss) on sale of investments                  (4,502)           (1,491)         (11,981)               -

Change in unrealized appreciation (depreciation) of
 investments                                                     (7,635)          (12,243)          (1,962)               -
                                                       --------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                         (12,306)          (14,445)         (14,538)               -
                                                       --------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                               6,602            15,272           14,697                -
Net transfer (to) from affiliate and subaccounts                  1,735             6,138            9,059               19
Payments for redemptions                                         (2,254)           (1,487)          (7,790)             (54)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                  (115)             (158)            (293)               -
Annuity payout reserve adjustment                                     -                 -                3                -
                                                       --------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                         5,968            19,765           15,676              (35)
                                                       --------------------------------------------------------------------

Total increase (decrease) in contract owners' equity             (6,338)            5,320            1,138              (35)

CONTRACT OWNERS' EQUITY

Beginning of period                                              43,629            44,543           82,271               65
                                                       --------------------------------------------------------------------

End of period                                                    37,291            49,863           83,409               30
                                                       ====================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                                   Scudder Variable Series II
                                                      ------------------------------------------------------------------------------
                                                             Scudder
                                                           Aggressive                                 Scudder         Scudder Global
                                                             Growth          Scudder Blue Chip    Contrarian Value      Blue Chip
                                                           Subaccount            Subaccount          Subaccount         Subaccount
                                                      ------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                         (305)                (902)                172             (177)

Net realized gain (loss) on sale of investments                    (8,938)              (4,896)             (5,313)          (1,894)

Change in unrealized appreciation (depreciation) of
 investments                                                       (4,144)             (18,545)            (18,105)          (2,234)
                                                      ------------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                           (13,387)             (24,343)            (23,246)          (4,305)
                                                      ------------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                 4,595               10,004              12,265            3,410
Net transfer (to) from affiliate and subaccounts                   (1,574)                 311               8,089            1,899
Payments for redemptions                                           (1,731)              (4,798)            (11,925)            (942)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                     (97)                (227)               (245)             (63)
Annuity payout reserve adjustment                                       -                   (7)                (16)               -
                                                      ------------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                           1,193                5,283               8,168            4,304
                                                      ------------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity              (12,194)             (19,060)            (15,078)              (1)

CONTRACT OWNERS' EQUITY

Beginning of period                                                40,084               97,162             128,675           22,866
                                                      ------------------------------------------------------------------------------

End of period                                                      27,890               78,102             113,597           22,865
                                                      ==============================================================================

                                                                                  Scudder Variable Series II
                                                      -----------------------------------------------------------------------------
                                                        Scudder                                       Scudder          Scudder
                                                      Government                    Scudder High   International   Investment Grade
                                                      Securities   Scudder Growth      Income      Select Equity         Bond
                                                      Subaccount     Subaccount      Subaccount      Subaccount       Subaccount
                                                      -----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                               3,491           (3,017)        15,525            (576)             1,427

Net realized gain (loss) on sale of investments            2,549          (85,980)       (27,655)        (22,137)               470

Change in unrealized appreciation (depreciation) of
 investments                                               6,173            1,769         10,241          12,519              3,597
                                                      -----------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                   12,213          (87,228)        (1,889)        (10,194)             5,494
                                                      -----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                       24,071           12,590         11,455           4,417             13,631
Net transfer (to) from affiliate and subaccounts          60,831          (17,224)         1,659          16,239             21,053
Payments for redemptions                                 (20,032)         (30,881)       (20,860)         (8,495)            (5,577)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                           (339)            (283)          (246)            (97)              (196)
Annuity payout reserve adjustment                            (30)             (85)            20               9                 (5)
                                                      -----------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                 64,501          (35,883)        (7,972)         12,073             28,906
                                                      -----------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity      76,714         (123,111)        (9,861)          1,879             34,400

CONTRACT OWNERS' EQUITY

Beginning of period                                      160,649          301,954        189,533          73,168             65,082
                                                      -----------------------------------------------------------------------------

End of period                                            237,363          178,843        179,672          75,047             99,482
                                                      =============================================================================

                                                                                    Scudder Variable Series II
                                                      ----------------------------------------------------------------------------
                                                                                                                          Scudder
                                                      Scudder Money   Scudder New   Scudder Small   Scudder Strategic    Technology
                                                          Market         Europe       Cap Growth          Income           Growth
                                                        Subaccount     Subaccount     Subaccount        Subaccount       Subaccount
                                                      ----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                    668           (40)         (1,615)                152       (2,227)

Net realized gain (loss) on sale of investments                   -        (6,124)        (54,429)                381      (28,246)

Change in unrealized appreciation (depreciation) of
 investments                                                      -         1,325           1,841               1,226      (54,303)
                                                      ----------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                         668        (4,839)        (54,203)              1,759      (84,776)
                                                      ----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                         134,454         3,746          16,468               2,287       20,336
Net transfer (to) from affiliate and subaccounts            (64,194)      (14,015)         (3,665)             10,038       (1,847)
Payments for redemptions                                   (171,434)         (573)        (10,774)               (956)      (5,157)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                              (694)          (41)           (223)                (55)        (533)
Annuity payout reserve adjustment                                (2)            -             (13)                  1           12
                                                      ----------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                  (101,870)      (10,883)          1,793              11,315       12,811
                                                      ----------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity       (101,202)      (15,722)        (52,410)             13,074      (71,965)

CONTRACT OWNERS' EQUITY

Beginning of period                                         407,513        15,722         152,535              11,499      217,589
                                                      ----------------------------------------------------------------------------

End of period                                               306,311             -         100,125              24,573      145,624
                                                      ============================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2002
(in thousands)

                                                                             Scudder Variable Series II
                                                      ----------------------------------------------------------------------
                                                        Scudder Total     SVS Davis         SVS Dreman       SVS Dreman High
                                                           Return       Venture Value   Financial Services    Return Equity
                                                         Subaccount      Subaccount         Subaccount          Subaccount
                                                      ----------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                    7,787          (1,393)                (341)             (398)

Net realized gain (loss) on sale of investments               (67,376)         (2,338)                 580            (1,747)

Change in unrealized appreciation (depreciation) of
 investments                                                  (29,917)        (17,214)              (6,584)          (71,516)
                                                      ----------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                       (89,506)        (20,945)              (6,345)          (73,661)
                                                      ----------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                            21,722          31,773                9,510            76,138
Net transfer (to) from affiliate and subaccounts              (18,531)         18,412                4,625            47,150
Payments for redemptions                                      (63,771)         (3,070)              (2,684)          (12,194)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                (537)           (327)                (164)             (930)
Annuity payout reserve adjustment                                (331)              2                    -                 1
                                                      ----------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                     (61,448)         46,790               11,287           110,165
                                                      ----------------------------------------------------------------------

Total increase (decrease) in contract owners' equity         (150,954)         25,845                4,942            36,504

CONTRACT OWNERS' EQUITY

Beginning of period                                           566,980          87,458               51,630           280,449
                                                      ----------------------------------------------------------------------

End of period                                                 416,026         113,303               56,572           316,953
                                                      ======================================================================

                                                                             Scudder Variable Series II
                                                        -----------------------------------------------------------------
                                                                            SVS Eagle
                                                          SVS Dreman      Focused Large   SVS Focus Value
                                                        Small Cap Value    Cap Growth       + Growth        SVS Index 500
                                                          Subaccount        Subaccount      Subaccount       Subaccount
                                                        -----------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                     (1,515)           (595)             (375)         (1,362)

Net realized gain (loss) on sale of investments                   3,050          (3,402)           (7,198)        (11,328)

Change in unrealized appreciation (depreciation) of
 investments                                                    (28,127)        (11,050)           (7,620)        (30,105)
                                                        -----------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                         (26,592)        (15,047)          (15,193)        (42,795)
                                                        -----------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                              27,923          11,203             5,423          44,667
Net transfer (to) from affiliate and subaccounts                 42,493           7,710             1,430           3,595
Payments for redemptions                                         (8,253)         (1,073)           (4,206)         (3,950)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                  (355)           (125)              (89)           (442)
Annuity Payout Reserve Adjustment                                   (44)              -                19               1
                                                        -----------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                        61,764          17,715             2,577          43,871
                                                        -----------------------------------------------------------------
Total increase (decrease) in contract owners' equity             35,172           2,668           (12,616)          1,076

CONTRACT OWNERS' EQUITY

Beginning of period                                             113,881          37,898            51,810         145,352
                                                        -----------------------------------------------------------------

End of period                                                   149,053          40,566            39,194         146,428
                                                        =================================================================

                                                                                    Scudder Variable Series II
                                                        --------------------------------------------------------------------------
                                                        SVS INVESCO     SVS Janus       SVS Janus         SVS Oak       SVS Turner
                                                           Dynamic       Growth           Growth         Strategic        MidCap
                                                           Growth       and Income     Opportunities       Equity         Growth
                                                         Subaccount     Subaccount      Subaccount       Subaccount     Subaccount
                                                        --------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                                    (274)          (884)          (1,200)           (488)         (677)

Net realized gain (loss) on sale of investments               (1,184)        (5,257)          (6,881)         (3,441)       (2,235)

Change in unrealized appreciation (depreciation) of
 investments                                                  (6,540)       (21,939)         (25,884)        (15,438)      (17,485)
                                                        --------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                       (7,998)       (28,080)         (33,965)        (19,367)      (20,397)
                                                        --------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                            6,389         26,252           14,687          11,879        15,286
Net transfer (to) from affiliate and subaccounts                 668          5,302            4,545           4,500        11,982
Payments for redemptions                                        (410)        (3,705)          (3,314)           (946)         (959)
Guaranteed retirement income benefit fees,
 maintenance fees, and other fees                                (58)          (327)            (249)           (100)         (145)
Annuity Payout Reserve Adjustment                                  -             (2)               -               -             -
                                                        --------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                      6,589         27,520           15,669          15,333        26,164
                                                        --------------------------------------------------------------------------

Total increase (decrease) in contract owners' equity          (1,409)          (560)         (18,296)         (4,034)        5,767

CONTRACT OWNERS' EQUITY

Beginning of period                                           19,666        105,768           94,012          35,442        40,665
                                                        --------------------------------------------------------------------------

End of period                                                 18,257        105,208           75,716          31,408        46,432
                                                        ==========================================================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                                 The Alger American Fund
                                                      ----------------------------------------------------------------------------
                                                                                                                        Alger
                                                        Alger          Alger                             Alger         American
                                                       American      American      Alger American      American         Small
                                                       Balanced       Growth     Leveraged AllCap   MidCap Growth   Capitalization
                                                      Subaccount    Subaccount       Subaccount        Subaccount      Subaccount
                                                      ----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                          $       335        2,706              1,002             753              (32)

Net realized gain (loss) on sale of investments              (222)      (6,907)            (4,875)           (825)          (3,455)

Change in unrealized appreciation (depreciation) of
 investments                                                 (731)       1,100             (4,932)            111            1,692
                                                     ----------------------------------------------------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                      (618)      (3,101)            (8,805)             39           (1,795)
                                                      ----------------------------------------------------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                        56,892        4,011             39,755           1,334            1,059
Net transfer (to) from affiliate and subaccounts           15,478        1,884              4,227           3,551               30
Payments for redemptions                                   (1,409)      (1,476)            (2,424)            (53)            (442)
                                                      ----------------------------------------------------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                  70,961        4,419             41,558           4,832              647
                                                      ----------------------------------------------------------------------------
Total increase (decrease) in contract owners' equity       70,343        1,318             32,753           4,871           (1,148)

CONTRACT OWNERS' EQUITY

Beginning of period                                        13,678       20,484             40,635               4            4,785
                                                      ----------------------------------------------------------------------------

End of period                                         $    84,021       21,802             73,388           4,875            3,637
                                                      ============================================================================

                                                           American Century Variable
                                                                Portfolios, Inc.                       Credit Suisse Funds
                                                      -------------------------------------   ----------------------------------
                                                      American Century                                            Credit Suisse
                                                        VP Income &       American Century     Credit Suisse       Global Post-
                                                           Growth             VP Value        Emerging Markets   Venture Capital
                                                        Subaccount           Subaccount          Subaccount        Subaccount
                                                      -------------------------------------   ----------------------------------
OPERATIONS

Net investment income (loss)                                       (41)                (176)              (185)             (122)

Net realized gain (loss) on sale of investments
                                                                  (482)                 495             (1,775)             (626)

Change in unrealized appreciation (depreciation) of
 investments                                                         9                1,267                579            (2,242)
                                                      -------------------------------------   ----------------------------------
     Net increase (decrease) in contract owners'
      equity resulting from operations                            (514)               1,586             (1,381)           (2,990)
                                                      -------------------------------------   ----------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                844                4,086              8,319             8,103
Net transfer (to) from affiliate and subaccounts                   749               15,893                 86               227
Payments for redemptions                                          (567)              (1,090)              (340)             (286)
                                                      -------------------------------------   ----------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                        1,026               18,889              8,065             8,044
                                                      -------------------------------------   ----------------------------------
Total increase (decrease) in contract owners' equity               512               20,475              6,684             5,054

CONTRACT OWNERS' EQUITY

Beginning of period                                              4,891                2,980              9,977             8,928
                                                      -------------------------------------   ----------------------------------

End of period                                                    5,403               23,455             16,661            13,982
                                                      =====================================   ==================================

                                                         The Dreyfus
                                                           Socially           Dreyfus
                                                          Responsible        Investment
                                                       Growth Fund, Inc.     Portfolios
                                                    -------------------------------------
                                                       Dreyfus Socially
                                                         Responsible         Dreyfus I.P.
                                                         Growth Fund        MidCap Stock
                                                          Subaccount         Subaccount
                                                    -------------------------------------
OPERATIONS

Net investment income (loss)                                        (188)            (335)

Net realized gain (loss) on sale of investments                   (1,049)             (86)

Change in unrealized appreciation (depreciation) of
 investments                                                      (2,190)           1,728
                                                      -----------------------------------
      Net increase (decrease) in contract owners'
       equity resulting from operations                           (3,427)           1,307
                                                      -----------------------------------
CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                                7,247           51,129
Net transfer (to) from affiliate and subaccounts                   1,594           19,611
Payments for redemptions                                            (705)            (992)
                                                      -----------------------------------
     Net increase (decrease) from contract owners'
      equity transactions                                          8,136           69,748
                                                      -----------------------------------
Total increase (decrease) in contract owners' equity               4,709           71,055

CONTRACT OWNERS' EQUITY

Beginning of period                                               10,946           13,397
                                                      -----------------------------------

End of period                                                     15,655           84,452
                                                      ===================================

See accompanying notes to financial statements.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                     Fidelity Variable Insurance Products
                                                    Fund                          Fidelity Variable Insurance Products Fund II
                                   ------------------------------------------------------------------------------------------------
                                   Fidelity VIP Equity                      Fidelity VIP II   Fidelity VIP II  Fidelity VIP II Index
                                         Income        Fidelity VIP Growth   Asset Manager       Contrafund           500
                                       Subaccount          Subaccount          Subaccount        Subaccount        Subaccount
                                   ------------------------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                    2,111                4,960              326            1,703                    (18)

Net realized gain (loss) on
 sale of investments                           (2,511)             (16,676)            (890)          (9,096)                (6,662)

Change in unrealized appreciation
 (depreciation) of investments                 (2,765)              (6,202)             151           (3,036)               (13,968)
                                   ------------------------------------------------------------------------------------------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                  (3,165)             (17,918)            (413)         (10,429)               (20,648)
                                   ------------------------------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                             6,760               11,996              736            7,004                 15,974
Net transfer (to) from affiliate
 and subaccounts                                7,682                1,654             (207)          (5,172)                 6,729
Payments for redemptions                       (4,509)              (6,721)            (702)          (5,537)               (10,543)
                                   ------------------------------------------------------------------------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                              9,933                6,929             (173)          (3,705)                12,160
                                   ------------------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                        6,768              (10,989)            (586)         (14,134)                (8,488)

CONTRACT OWNERS' EQUITY

Beginning of period                            43,363               92,544            7,816           76,648                155,746
                                   ------------------------------------------------------------------------------------------------

End of period                                  50,131               81,555            7,230           62,514                147,258
                                   ================================================================================================

                                    Franklin Templeton  Invesco Variable
                                    Variable Insurance  Investment Funds,
                                     Products Trust          Inc.
                                    ------------------  -----------------
                                        Templeton
                                       Developing         Invesco VIF
                                    Markets Securities     Utilities
                                        Subaccount       Subaccount (a)
                                    ------------------  -----------------
OPERATIONS

Net investment income (loss)                         -              47

Net realized gain (loss) on
 sale of investments                                (1)           (323)

Change in unrealized appreciation
 (depreciation) of investments                      (2)           (154)
                                    ------------------  -----------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                       (3)           (430)
                                    ------------------  -----------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                                  2           5,405
Net transfer (to) from affiliate
 and subaccounts                                     -           1,915
Payments for redemptions                            (2)            (65)
                                    ------------------  -----------------

     Net increase (decrease) from
      contract owners' equity
      transactions                                   -           7,255
                                    ------------------  -----------------

Total increase (decrease) in
 contract owners' equity                            (3)          6,825

CONTRACT OWNERS' EQUITY

Beginning of period                                 33               -
                                    ------------------  -----------------

End of period                                       30           6,825
                                    ==================  =================

                                                                           Janus Aspen Series
                                    -----------------------------------------------------------------------------------------------
                                                                       Janus Aspen                   Janus Aspen
                                       Janus Aspen      Janus Aspen      Capital      Janus Aspen     Growth and     Janus Aspen
                                    Aggressive Growth     Balanced    Appreciation      Growth          Income    Worlddwide Growth
                                       Subaccount        Subaccount    Subaccount      Subaccount     Subaccount     Subaccount
                                    -----------------------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                   (1,359)        2,089             (9)        (2,689)          (198)            (2,445)

Net realized gain (loss) on
 sale of investments                          (53,957)       (1,697)          (138)       (24,674)         1,190                803

Change in unrealized appreciation
 (depreciation) of investments                 (3,877)      (10,970)          (446)       (45,271)       (15,755)           (69,116)

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                 (59,193)      (10,578)          (593)       (72,634)       (14,763)           (70,758)
                                    -----------------------------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                            15,276        16,805             80         16,023          1,741             25,115
Net transfer (to) from affiliate
 and subaccounts                              (14,797)       (3,392)            91        (24,635)        (9,913)           (32,891)
Payments for redemptions                       (6,650)      (12,492)          (102)       (14,613)        (3,892)           (16,475)
                                    -----------------------------------------------------------------------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                             (6,171)          921             69        (23,225)       (12,064)           (24,251)
                                    -----------------------------------------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                      (65,364)       (9,657)          (524)       (95,859)       (26,827)           (95,009)

CONTRACT OWNERS' EQUITY

Beginning of period                           147,061       171,038          2,567        285,497        101,356            307,150
                                    -----------------------------------------------------------------------------------------------

End of period
                                               81,697       161,381          2,043        189,638         74,529            212,141
                                    ===============================================================================================

See accompanying notes to financial statements

(a) For the period (commencement of operations): May 1, 2001 - December 31,
2001.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                            J.p. Morgan Series       Pilgrim Emerging    Pilgrim Natural
                                                 Trust II            Markets Fund, Inc.  Resources Trust
                                            ------------------       ------------------  ---------------
                                            J.P. Morgan Small          Pilgrim Emerging   Pilgrim Natural
                                                 Company             Markets Fund, Inc.  Resources Trust
                                                Subaccount               Subaccount         Subaccount
                                            ------------------       ------------------  ---------------
OPERATIONS

Net investment income (loss)                              (114)                   1,043              (13)

Net realized gain (loss) on
 sale of investments                                      (570)                  (3,380)            (211)

Change in unrealized appreciation
 (depreciation) of investments                             692                      989             (821)
                                            ------------------       ------------------  ---------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                                8                   (1,348)          (1,045)
                                            ------------------       ------------------  ---------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                                      2,799                      602              426
Net transfer (to) from affiliate
 and subaccounts                                         6,662                   (1,249)          (1,134)
Payments for redemptions                                  (419)                    (542)            (461)
                                            ------------------       ------------------  ---------------

     Net increase (decrease) from
      contract owners' equity
      transactions                                       9,042                   (1,189)          (1,169)
                                            ------------------       ------------------  ---------------

Total increase (decrease) in
 contract owners' equity                                 9,050                   (2,537)          (2,214)

CONTRACT OWNERS' EQUITY

Beginning of period                                      1,688                    7,704            5,551
                                            ------------------       ------------------  ---------------

End of period                                           10,738                    5,167            3,337
                                            ==================       ==================  ===============

                                            PIMCO Variable Insurance Trust
                                           ---------------------------------
                                           PIMCO Foreign         PIMCO Low
                                               Bond            Duration Bond
                                            Subaccount           Subaccount
                                           ---------------------------------
OPERATIONS

Net investment income (loss)                          12                  14

Net realized gain (loss) on
 sale of investments                                   2                   3

Change in unrealized appreciation
 (depreciation) of investments                        12                   2
                                           ---------------------------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                         26                  19
                                           ---------------------------------
CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                                    6                   2
Net transfer (to) from affiliate
 and subaccounts                                     (85)                (55)
Payments for redemptions                             (40)                (27)
                                           ---------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                                  (119)                (80)
                                           ---------------------------------

Total increase (decrease) in
 contract owners' equity                             (93)                (61)

CONTRACT OWNERS' EQUITY

Beginning of period                                  481                 339
                                           ---------------------------------

End of period                                        388                 278
                                           =================================

                                                           Scudder Variable  Series I
                                     -----------------------------------------------------------------
                                      Scudder 21st                     Scudder Capital  Scudder Global
                                     Century Growth    Scudder  Bond       Growth         Discovery
                                       Subaccount       Subaccount       Subaccount       Subaccount
                                     -----------------------------------------------------------------
OPERATIONS

Net investment income (loss)                 (180)             119            3,153              107

Net realized gain (loss) on
 sale of investments                         (433)             104           (1,068)              61

Change in unrealized appreciation
 (depreciation) of investments               (837)             (23)          (8,582)         (15,681)
                                     -----------------------------------------------------------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations              (1,450)             200           (6,497)         (15,513)
                                     -----------------------------------------------------------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                        17,085            4,004           22,254           32,278
Net transfer (to) from affiliate
 and subaccounts                            6,570            8,667            3,615           10,335
Payments for redemptions                     (298)            (753)          (1,284)          (2,017)
                                     -----------------------------------------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                         23,357           11,918           24,585           40,596
                                     -----------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                   21,907           12,118           18,088           25,083

CONTRACT OWNERS' EQUITY

Beginning of period                         4,161            1,340           27,244           49,508
                                     -----------------------------------------------------------------

End of period                              26,068           13,458           45,332           74,591
                                     =================================================================

                                                         Scudder Variable  Series I
                                     ---------------------------------------------------------------
                                     Scudder Growth   Scudder Health      Scudder      Scudder Money
                                       and Income        Sciences      International       Market
                                       Subaccount     Subaccount(b)      Subaccount      Subaccount
                                     ---------------------------------------------------------------
OPERATIONS

Net investment income (loss)                    513              (25)         10,843               3

Net realized gain (loss) on
 sale of investments                         (1,026)              (4)        (26,888)              -

Change in unrealized appreciation
 (depreciation) of investments               (2,976)           1,606          (2,774)              -
                                     ---------------------------------------------------------------

   Net increase (decrease) in
    contract owners' equity
    resulting from operations                (3,489)           1,577         (18,819)              3
                                     ---------------------------------------------------------------

CONTRACT OWNERS' EQUITY
 TRANSACTIONS

Proceeds from sales                          18,888           32,945          39,682               9
Net transfer (to) from affiliate
 and subaccounts                              5,061           10,307           5,342             (48)
Payments for redemptions                       (912)            (286)         (2,621)            (22)
                                     ---------------------------------------------------------------

     Net increase (decrease) from
      contract owners' equity
      transactions                           23,037           42,966          42,403             (61)
                                     ---------------------------------------------------------------

Total increase (decrease) in
 contract owners' equity                     19,548           44,543          23,584             (58)

CONTRACT OWNERS' EQUITY

Beginning of period                          24,081                -          58,687             123
                                     ---------------------------------------------------------------

End of period                                43,629           44,543          82,271              65
                                     ===============================================================

See accompanying notes to financial statements
(b) For the period (commencement of operations): May 1, 2001 - December 31,
2001.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                 Scudder Variable Series II
                                          -------------------------------------------------------------------------
                                                Scudder                               Scudder        Scudder Global
                                           Aggressive Growth  Scudder Blue Chip   Contrarian Value     Blue Chip
                                              Subaccount         Subaccount          Subaccount        Subaccount
                                          -------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                            (142)              (768)               226              117

Net realized gain (loss) on sale
 of investments                                       (1,231)              (394)            (3,562)             (87)

Change in unrealized appreciation
 (depreciation) of investments                        (5,518)           (11,570)             3,923           (2,222)
                                          -------------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                       (6,891)           (12,732)               587           (2,192)
                                          -------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                   19,927             41,555             34,423           13,651
Net transfer (to) from affiliate and
 subaccounts                                           3,534             11,326             15,252            1,631
Payments for redemptions                              (1,298)            (5,360)            (9,600)            (516)
                                          -------------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                     22,163             47,521             40,075           14,766
                                          -------------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                       15,272             34,789             40,662           12,574

CONTRACT OWNERS' EQUITY

Beginning of period                                   24,812             62,373             88,013           10,292
                                          -------------------------------------------------------------------------

End of period                                         40,084             97,162            128,675           22,866
                                          =========================================================================

                                                               Scudder Variable Series II
                                           -----------------------------------------------------------------
                                            Scudder
                                           Government                                        Scudder Horizon
                                           Securities   Scudder Growth   Scudder High Yield        10+
                                           Subaccount     Subaccount         Subaccount         Subaccount
                                           -----------------------------------------------------------------
OPERATIONS

Net investment income (loss)                    2,428           27,435               18,836            1,121

Net realized gain (loss) on sale
 of investments                                 2,369          (42,881)             (28,541)          (2,021)

Change in unrealized appreciation
 (depreciation) of investments                  1,063          (82,605)              13,300              722
                                           -----------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                 5,860          (98,051)               3,595             (178)
                                           -----------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                            68,231           33,092               29,931              483
Net transfer (to) from affiliate and
 subaccounts                                   27,492          (12,697)               9,089          (13,207)
Payments for redemptions                      (11,615)         (44,679)             (26,200)            (454)
                                           -----------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions              84,108          (24,284)              12,820          (13,178)
                                           -----------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                89,968         (122,335)              16,415          (13,356)

CONTRACT OWNERS' EQUITY

Beginning of period                            70,681          424,289              173,118           13,356
                                           -----------------------------------------------------------------

End of period                                 160,649          301,954              189,533                -
                                           =================================================================

                                                                    Scudder Variable Series II
                                           ----------------------------------------------------------------------------
                                                                                  Scudder      Scudder
                                           Scudder Horizon                     International  Investment  Scudder Money
                                                 20+        Scudder Horizon 5    Research     Grade Bond      Market
                                             Subaccount        Subaccount       Subaccount    Subaccount    Subaccount
                                           ----------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                           559                420         13,366         902          5,627

Net realized gain (loss) on sale
 of investments                                     (1,456)              (617)       (26,243)        420              -

Change in unrealized appreciation
 (depreciation) of investments                         623                166        (13,717)       (239)             -
                                           ----------------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                       (274)               (31)       (26,594)      1,083          5,627
                                           ----------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                    367                232          9,594      28,647        467,417
Net transfer (to) from affiliate and
 subaccounts                                        (8,018)            (7,140)        (5,250)     15,137       (113,554)
Payments for redemptions                              (398)              (498)       (11,880)     (4,263)       (96,321)
                                           ----------------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                   (8,049)            (7,406)        (7,536)     39,521        257,542
                                           ----------------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                     (8,323)            (7,437)       (34,130)     40,604        263,169

CONTRACT OWNERS' EQUITY

Beginning of period                                  8,323              7,437        107,298      24,478        144,344
                                           ----------------------------------------------------------------------------

End of period                                            -                  -         73,168      65,082        407,513
                                           ============================================================================

See accompanying notes to financial statements

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                     Scudder Variable Series II
                                           ------------------------------------------------------------------------------
                                                                                                                 Scudder
                                            Scudder New   Scudder Small   Scudder Small   Scudder Strategic    Technology
                                               Europe       Cap Growth      Cap Value           Income           Growth
                                             Subaccount     Subaccount     Subaccount         Subaccount       Subaccount
                                           ------------------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                        (39)         19,821            (687)                (69)       (2,251)

Net realized gain (loss) on sale
 of investments                                  (1,407)        (32,119)            897                 248        (1,442)

Change in unrealized appreciation
 (depreciation) of investments                   (1,282)        (43,474)         10,183                  25       (60,716)
                                           ------------------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                  (2,728)        (55,772)         10,393                 204       (64,409)
                                           ------------------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                              10,800          39,205          45,871               6,159        70,793
Net transfer (to) from affiliate and
 subaccounts                                      4,252          (1,696)         29,421               2,441       117,727
Payments for redemptions                           (344)        (14,122)         (4,126)               (519)       (4,359)
                                           ------------------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                14,708          23,387          71,166               8,081       184,161
                                           ------------------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                  11,980         (32,385)         81,559               8,285       119,752

CONTRACT OWNERS' EQUITY

Beginning of period                               3,742         184,920          32,322               3,214        97,837
                                           ------------------------------------------------------------------------------

End of period                                    15,722         152,535         113,881              11,499       217,589
                                           ==============================================================================

                                                                  Scudder Variable Series II
                                            ---------------------------------------------------------------------
                                            Scudder Total       SVS Dreman       SVS Dreman High    SVS Dynamic
                                               Return       Financial Services    Return Equity        Growth
                                             Subaccount         Subaccount           Subaccount     Subaccount(c)
                                            ---------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                       31,911                  (97)             (907)             (29)

Net realized gain (loss) on sale
 of investments                                   (11,356)                 749               228             (158)

Change in unrealized appreciation
 (depreciation) of investments                    (65,762)              (1,843)              928            1,128
                                            ---------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                   (45,207)              (1,191)              249              941
                                            ---------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                55,750               29,969           167,852           15,136
Net transfer (to) from affiliate and
 subaccounts                                       24,024                6,846            54,385            3,698
Payments for redemptions                          (71,022)              (1,177)           (5,557)            (109)
                                            ---------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                   8,752               35,638           216,680           18,725
                                            ---------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                   (36,455)              34,447           216,929           19,666

CONTRACT OWNERS' EQUITY

Beginning of period                               603,435               17,183            63,520                -
                                            ---------------------------------------------------------------------

End of period                                     566,980               51,630           280,449           19,666
                                            =====================================================================

                                                                 Scudder Variable Series II
                                            ------------------------------------------------------------------
                                            SVS Focus Value      SVS Focused    SVS Growth and     SVS Growth
                                               + Growth       Large Cap Growth      Income       Opportunities
                                              Subaccount         Subaccount       Subaccount       Subaccount
                                            ------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                          2,443               (160)           (565)           (981)

Net realized gain (loss) on sale
 of investments                                      (1,975)              (458)           (344)           (932)

Change in unrealized appreciation
 (depreciation) of investments                       (7,822)            (1,113)         (5,511)        (16,177)
                                            ------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                      (7,354)            (1,731)         (6,420)        (18,090)
                                            ------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                  16,182             25,144          63,069          52,213
Net transfer (to) from affiliate and
 subaccounts                                          3,645              7,756          16,830          14,805
Payments for redemptions                             (4,088)              (470)         (1,914)         (1,711)
                                            ------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                    15,739             32,430          77,985          65,307
                                            ------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                       8,385             30,699          71,565          47,217

CONTRACT OWNERS' EQUITY

Beginning of period                                  43,425              7,199          34,203          46,795
                                            ------------------------------------------------------------------

End of period                                        51,810             37,898         105,768          94,012
                                            ==================================================================

See accompanying notes to financial statements
(c) For the period (commencement of operations): May 1, 2001 - December 31,
2001.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN CONTRACT OWNERS' EQUITY

FOR THE YEAR ENDED DECEMBER 31, 2001
(in thousands)

                                                                        Scudder Variable Series II
                                              ------------------------------------------------------------------
                                                               SVS Mid Cap     SVS Strategic       SVS Venture
                                              SVS Index 500       Growth           Equity             Value
                                                Subaccount     Subaccount(d)    Subaccount(d)      Subaccount(d)
                                              ------------------------------------------------------------------
OPERATIONS

Net investment income (loss)                           (482)              38               (3)              (108)

Net realized gain (loss) on sale
 of investments                                      (3,794)             (38)            (225)              (308)

Change in unrealized appreciation
(depreciation) of investments                        (3,696)           1,469              601              2,396
                                              ------------------------------------------------------------------

    Net increase (decrease) in contract
     owners' equity resulting from
     operations                                      (7,972)           1,469              373              1,980
                                            --------------------------------------------------------------------

CONTRACT OWNERS' EQUITY TRANSACTIONS

Proceeds from sales                                  90,220           28,315           26,789             61,824
Net transfer (to) from affiliate and
 subaccounts                                         22,650           11,033            8,370             24,054
Payments for redemptions                             (2,430)            (152)             (90)              (400)
                                              ------------------------------------------------------------------

     Net increase (decrease) from contract
      owners' equity transactions                   110,440           39,196           35,069             85,478
                                              ------------------------------------------------------------------

Total increase (decrease) in contract
 owners' equity                                     102,468           40,665           35,442             87,458

CONTRACT OWNERS' EQUITY

Beginning of period                                  42,884                -                -                  -
                                              ------------------------------------------------------------------

End of period                                       145,352           40,665           35,442             87,458
                                              ==================================================================

See accompanying notes to financial statements
(d) For the period (commencement of operations): May 1, 2001 to December 31,
2001.

KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

KILICO Variable Annuity Separate Account (the "Separate Account") is a unit investment trust registered under the Investment Company Act of 1940, as amended, established by Kemper Investors Life Insurance Company ("KILICO"). KILICO is a wholly owned subsidiary of Zurich Group Holding ("ZGH") and an indirect wholly-owned subsidiary of Zurich Financial Services ("ZFS"), both of which are Swiss holding companies.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from KILICO's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business KILICO may conduct.

The Separate Account is used to fund contracts or certificates (collectively referred to as "Contracts") for Kemper Advantage III periodic and flexible payment variable annuity contracts ("Kemper Advantage III"), Scudder Passport individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Passport"), Scudder Destinations individual and group variable, fixed and market value adjusted deferred annuity contracts ("Scudder Destinations"), Farmers Variable Annuity I individual and group variable, fixed and market value adjusted deferred annuity contracts ("Farmers Variable Annuity I"), Zurich Preferred individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred"), Zurich Preferred Plus individual and group variable and market value adjusted deferred annuity contracts ("Zurich Preferred Plus"), Scudder ZS4 individual and group variable and market value adjusted deferred annuity contracts ("Scudder ZS4") and Zurich Archway individual and group variable and market value adjusted deferred annuity contracts ("Zurich Archway"). The Separate Account is divided into a total of sixty-four subaccounts with various subaccount options available to contract owners depending upon their respective Contracts.

The Kemper Advantage III contracts have thirty-four subaccount options available to contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the ING VP Emerging Markets Fund, Inc., the ING VP Natural Resources Trust, the Scudder Variable Series I, and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Scudder Passport contracts have thirteen subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Scudder Variable Series II, an open-end diversified management investment company.

The Scudder Destinations contracts have forty-two subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the INVESCO Variable Investment Funds, Inc., the Janus Aspen Series, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Farmers Variable Annuity I contracts have twelve subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series, the PIMCO Variable Insurance Trust, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Zurich Preferred contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Zurich Preferred Plus contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Scudder ZS4 contracts have forty subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the Credit Suisse Trust, the Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., the INVESCO Variable Investment Funds, Inc., the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Zurich Archway contracts have twenty-seven subaccount options available to the contract owners and each subaccount invests exclusively in the shares of a corresponding portfolio in The Alger American Fund, the American Century Variable Portfolios, Inc., the Credit Suisse Trust, The Dreyfus Socially Responsible Growth Fund, Inc., the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, the J.P. Morgan Series Trust II, the Scudder Variable Series I and the Scudder Variable Series II, all of which are open-end diversified management investment companies.

The Scudder New Europe fund was closed by the investment manager of the Scudder Variable Series II effective November 1, 2002. All monies not reallocated by contract owners by this date were transferred to Scudder International Select Equity subaccount.

Deutsche Asset Management, formerly Zurich Scudder Investments, Inc. ("ZSI"), formally an affiliated company, is the investment manager of the Scudder Variable Series I and the Scudder Variable Series II series of funds. On April 8, 2002, ZFS announced the completion of the sale of ZSI to Deutsche Bank ("DB"). DB acquired 100% of ZSI, with the exception of ZSI's UK operations, Threadneedle Investments.

See respective contract Prospectus of each product for further description and benefits.

(2) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The investments are stated at current market value, which is based on the closing net asset value at December 31, 2002.

SECURITY TRANSACTIONS

Security transactions are generally accounted for on the trade date (date the order to buy or sell is executed). Dividend income, which includes capital gain distributions, is recorded as income on the ex-dividend date. Realized gains and losses from sales of investment shares are generally reported on a first in, first out (FIFO) cost basis.

ACCUMULATION UNIT VALUATION

On each day the New York Stock Exchange (the "Exchange") is open for trading, the accumulation unit value is determined as of the earlier of 3:00 p.m. (CST) or the close of the Exchange by dividing the total value of each subaccount's investments and other assets, less liabilities, by the number of accumulation units outstanding in the respective subaccount.

FEDERAL INCOME TAXES

The operations of the Separate Account are included in the federal income tax return of KILICO. Under existing federal income tax law, investment income and realized capital gains and losses of the Separate Account affect liabilities under the contract and are, therefore, not taxed. Thus the Separate Account may realize net investment income and capital gains and losses without federal income tax consequences.

NET TRANSFERS (TO) FROM AFFILIATE OR SUBACCOUNTS

Net transfers (to) from affiliate or subaccounts include transfers of all or part of the contract owners' interest to or from another eligible subaccount or to the general account of KILICO.

ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that could affect the reported amounts of revenues, expenses, assets and liabilities as well as the disclosure of contingent amounts at the date of the financial statements. Actual results could differ from these estimates.

ANNUITY PAYOUTS

Net assets allocated to contracts in the annuity payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 2.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 2.5 percent to 7.75 percent, as regulated by the laws of respective states. The mortality risk is fully born by Kemper Investors Life Insurance Company and may result in additional amounts being transferred into the variable annuity account by Kemper Investors Life Insurance Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

(3) PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002, are as follows (in thousands):

                                                                            PURCHASES        SALES
                                                                           ---------------------------
THE ALGER AMERICAN FUND:
Alger American Balanced Subaccount .....................................   $     7,843    $     6,120
Alger American Growth Subaccount .......................................        17,176         11,254
Alger American Leveraged AllCap Subaccount .............................        20,969         10,751
Alger American MidCap Growth Subaccount ................................         3,164          2,647
Alger American Small Capitalization Subaccount .........................        18,123         17,543

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
American Century VP Income & Growth Subaccount .........................         5,584          4,552
American Century VP Value Subaccount ...................................        19,255         17,548

CREDIT SUISSE TRUST:
Credit Suisse Trust Emerging Markets Subaccount ........................        11,009          7,883
Credit Suisse Trust Global Post-Venture Capital Subaccount .............         5,829          2,234

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.:
Dreyfus Socially Responsible Growth Subaccount .........................         6,972          3,953

DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus I.P. Mid Cap Stock Subaccount ..................................         9,873          8,415

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Equity Income Subaccount ..................................        31,377         25,962
Fidelity VIP Growth Subaccount .........................................        61,253         39,860

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
Fidelity VIP II Asset Manager Subaccount ...............................         6,156          5,141
Fidelity VIP II Contrafund Subaccount ..................................        41,978         35,432
Fidelity VIP II Index 500 Subaccount ...................................       113,837         93,016

                                                                            PURCHASES        SALES
                                                                           --------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Templeton Developing Markets Securities Subaccount .....................   $         2    $         1

ING VP EMERGING MARKETS FUND, INC.:
ING VP Emerging Markets Subaccount .....................................         6,197          4,915

ING VP NATURAL RESOURCES TRUST:
ING VP Natural Resources Trust Subaccount ..............................         3,363          3,127

INVESCO VARIABLE INVESTMENT FUNDS, INC.:
INVESCO VIF-Utilities Subaccount .......................................         3,657          3,053

JANUS ASPEN SERIES:
Janus Aspen Aggressive Growth Subaccount ...............................        86,979         41,782
Janus Aspen Balanced Subaccount ........................................       102,415         92,138
Janus Aspen Capital Appreciation Subaccount ............................           877            496
Janus Aspen Growth Subaccount ..........................................       150,540         91,884
Janus Aspen Growth and Income Subaccount ...............................        21,768         18,477
Janus Aspen Worldwide Growth Subaccount ................................       222,616        181,679

J.P. MORGAN SERIES TRUST II:
J.P. Morgan Small Company Subaccount ...................................        14,891         13,128

PIMCO VARIABLE INSURANCE TRUST:
PIMCO Foreign Bond Subaccount ..........................................           200            210
PIMCO Low Duration Subaccount ..........................................            78             81

SCUDDER VARIABLE SERIES I:
Scudder 21st Century Growth Subaccount .................................         6,446          3,441
Scudder Bond Subaccount ................................................        10,624         10,482
Scudder Capital Growth Subaccount ......................................        10,180          5,314
Scudder Global Discovery Subaccount ....................................        11,471          6,765
Scudder Growth and Income Subaccount ...................................        18,418         13,916
Scudder Health Sciences Subaccount .....................................         8,204          6,714
Scudder International Subaccount .......................................     1,007,646        995,664
Scudder Money Market Subaccount ........................................            71             71

SCUDDER VARIABLE SERIES II:
Scudder Aggressive Growth Subaccount ...................................        21,273         12,335
Scudder Blue Chip Subaccount ...........................................        18,804         13,909
Scudder Contrarian Value Subaccount ....................................        48,349         43,035
Scudder Global Blue Chip Subaccount ....................................         8,144          6,250
Scudder Government Securities Subaccount ...............................        63,702         66,252
Scudder Growth Subaccount ..............................................       222,481        136,500
Scudder High Income Subaccount .........................................       150,004        122,349
Scudder International Select Equity Subaccount .........................        65,337         43,201
Scudder Investment Grade Bond Subaccount ...............................        16,885         17,355
Scudder Money Market Subaccount ........................................     1,461,545      1,461,545
Scudder New Europe Subaccount ..........................................        26,488         20,363
Scudder Small Cap Growth Subaccount ....................................       142,790         88,361
Scudder Strategic Income Subaccount ....................................        10,266         10,647
Scudder Technology Growth Subaccount ...................................        45,302         17,056
Scudder Total Return Subaccount ........................................       360,083        292,706

                                                                            PURCHASES        SALES
                                                                           -----------    -----------
SCUDDER VARIABLE SERIES II (CONTINUED):
SVS Davis Venture Value Subaccount .....................................   $    15,517    $    13,179
SVS Dreman Financial Services Subaccount ...............................         8,327          8,906
SVS Dreman High Return Equity Subaccount ...............................        23,318         21,571
SVS Dreman Small Cap Value Subaccount ..................................        40,981         44,031
SVS Eagle Focused Large Cap Growth Subaccount ..........................         8,461          5,059
SVS Focus Value + Growth Subaccount ....................................        21,348         14,150
SVS Index 500 Subaccount ...............................................        42,312         30,985
SVS INVESCO Dynamic Growth Subaccount ..................................         7,280          6,096
SVS Janus Growth and Income Subaccount .................................        15,832         10,575
SVS Janus Growth Opportunities Subaccount ..............................        13,114          6,233
SVS Oak Strategic Equity Subaccount ....................................        13,714         10,272
SVS Turner Mid-Cap Growth Subaccount ...................................         9,190          6,955

(4) EXPENSES AND RELATED PARTY TRANSACTIONS

KILICO assumes mortality risks associated with the annuity contracts as benefits paid to the contract owner or beneficiary may exceed contract value. KILICO also incurs all expenses involving administration and maintenance of the contracts, which may exceed charges assessed. In return, KILICO assesses that portion of each subaccount representing assets under the following contracts with a daily asset charge for mortality and expense risk and administrative costs:

Kemper Advantage III flexible payment contracts an aggregate of one percent (1.00%) per annum.

Kemper Advantage III periodic payment contracts an aggregate of one and three-tenths percent (1.30%) per annum.

Scudder Passport contracts an aggregate of one and one-quarter percent (1.25%) per annum.

Scudder Destinations contracts an aggregate of one and four-tenths percent (1.40%) per annum.

Farmers Variable Annuity I contracts an aggregate of one and four-tenths percent (1.40%) per annum.

Zurich Preferred contracts an aggregate of one and one-quarter percent (1.25%) per annum.

Zurich Preferred Plus contracts an aggregate of one and one-half percent (1.50%) per annum.

Scudder ZS4 contracts an aggregate of one and seven-tenths percent (1.70%) per annum.

Zurich Archway contracts an aggregate of one and seven-tenths percent (1.70%) per annum.

The Scudder Passport and Scudder Destinations contracts offer the dollar cost averaging (DCA) program through the Money Market Subaccount and have no daily asset charge deduction.

KILICO also assesses each Kemper Advantage III contract participating in one or more of the subaccounts at any time during the year a records maintenance charge. For contracts purchased prior to June 1, 1993, the charge is $25 and is assessed on December 31st of each calendar year. For contracts purchased June 1, 1993 and subsequent, the charge is a maximum of $36 per year and is assessed ratably every quarter of each calendar year, except in those states which have yet to approve these contract charges. The charge is assessed whether or not any purchase payments have been made during the year. KILICO also assesses against each Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Scudder ZS4 and Zurich Archway contract participating in one or more of the subaccounts a records maintenance charge of $30, generally taken at the end of each contract year. KILICO assesses each Zurich Preferred and Zurich Preferred Plus contract participating in one or more of the subaccounts a records maintenance charge of $7.50 quarterly for contracts with contract value under $25,000 and $3.75 quarterly for contracts with contract value between $25,000 and $50,000. The records maintenance charge for Kemper Advantage III, Scudder Passport, Scudder Destinations, Farmers Variable Annuity I, Zurich Preferred, Zurich Preferred Plus, Scudder ZS4 and Zurich Archway contracts are waived for all individual contracts whose investment value exceeds $50,000 on the date of assessment.

For contracts issued prior to May 1, 1994, KILICO has undertaken to reimburse each of the Kemper Advantage III contract owners participating in the Scudder Money Market, Scudder Total Return, Scudder High Yield and Scudder Growth Subaccounts, whose direct and indirect operating expenses exceed eighty hundredths of one percent (.80%) of average daily net assets. During the year ended December 31, 2002, no such payment was required.

KILICO assesses an annual charge for the Guaranteed Retirement Income Benefit ("GRIB") option, related to the Scudder Destinations and Farmers Variable Annuity I contracts. GRIB guarantees the minimum benefit value that will be applied to purchase an annuity option. The annual charge of .25% of contract value, if taken, will be deducted pro rata from each invested subaccount quarterly.

Proceeds payable on the redemption of units are reduced by the amount of any applicable contingent deferred sales charge due to KILICO.

Investors Brokerage Services, Inc. and PMG Securities, Inc., wholly-owned subsidiaries of KILICO, are the principal underwriters for the Separate Account.

(5) CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2002 were as follows (in thousands):

                                                                                                  NET INCREASE
                                                                UNITS ISSUED    UNITS REDEEMED     (DECREASE)
                                                               --------------   --------------   --------------
THE ALGER AMERICAN FUND:
Alger American Balanced Subaccount                                      8,101            6,141            1,960
Alger American Growth Subaccount                                          252              230               22
Alger American Leveraged AllCap Subaccount                              5,885            5,717              168
Alger American MidCap Growth Subaccount                                   355              145              210
Alger American Small Capitalization Subaccount                          1,207            1,152               55

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
American Century VP Income & Growth Subaccount                          3,313            1,248            2,065
American Century VP Value Subaccount                                    3,896            3,325              571

CREDIT SUISSE TRUST:
Credit Suisse Trust Emerging Markets Subaccount                         3,173            2,529              644
Credit Suisse Trust Global Post-Venture Capital Subaccount              1,494            1,090              404

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC:
Dreyfus Socially Responsible Growth Subaccount                          1,052              941              111

DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus I.P. Mid Cap Stock Subaccount                                   9,897            7,000            2,897

FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Equity Income Subaccount                                     930              744              186
Fidelity VIP Growth Subaccount                                            630              673              (43)

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
Fidelity VIP II Asset Manager Subaccount                                  102              133              (31)
Fidelity VIP II Contrafund Subaccount                                     885              959              (74)
Fidelity VIP II Index 500 Subaccount                                      345              492             (147)

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
Templeton Developing Markets Securities Subaccount                          1                1                0

ING VP EMERGING MARKETS FUND, INC.:
ING VP Emerging Markets Subaccount                                        611              517               94

ING VP NATURAL RESOURCES TRUST:
ING VP Natural Resources Trust Subaccount                                 119              134              (15)

INVESCO VARIABLE INVESTMENT FUNDS, INC.:
INVESCO VIF-Utilities Subaccount                                        3,431            2,797              634

                                                                                                  NET INCREASE
                                                                UNITS ISSUED    UNITS REDEEMED     (DECREASE)
                                                               --------------   --------------   --------------
JANUS ASPEN SERIES:
Janus Aspen Aggressive Growth Subaccount                                1,452            1,536              (84)
Janus Aspen Balanced Subaccount                                         1,558            1,828             (270)
Janus Aspen Capital Appreciation Subaccount                               389              438              (49)
Janus Aspen Growth Subaccount                                           3,899            6,593           (2,694)
Janus Aspen Growth and Income Subaccount                                1,719            2,983           (1,264)
Janus Aspen Worldwide Growth Subaccount                                 2,958            3,921             (963)

J.P. MORGAN SERIES TRUST II:
J.P. Morgan Small Company Subaccount                                    1,358            1,361               (3)

PIMCO VARIABLE INSURANCE TRUST:
PIMCO Foreign Bond Subaccount                                              85              102              (17)
PIMCO Low Duration Subaccount                                              43               48               (5)

SCUDDER VARIABLE SERIES I:
Scudder  21st Century Growth Subaccount                                 6,334            4,741            1,593
Scudder Bond Subaccount                                                 2,094            1,714              380
Scudder Capital Growth Subaccount                                       3,382            2,693              689
Scudder Global Discovery Subaccount                                     4,749            4,168              581
Scudder Growth and Income Subaccount                                    4,972            4,320              652
Scudder Health Sciences Subaccount                                      6,424            4,414            2,010
Scudder International Subaccount                                      140,500          138,139            2,361
Scudder Money Market Subaccount                                             4                7               (3)

SCUDDER VARIABLE SERIES II:
Scudder Aggressive Growth Subaccount                                    3,397            3,326               71
Scudder Blue Chip Subaccount                                            8,421            9,032             (611)
Scudder Contrarian Value Subaccount                                    13,582           17,038           (3,456)
Scudder Global Blue Chip Subaccount                                     2,641            2,176              465
Scudder Government Securities Subaccount                               38,240           29,363            8,877
Scudder Growth Subaccount                                               8,300           19,296          (10,996)
Scudder High Income Subaccount                                         27,915           32,435           (4,520)
Scudder International Select Equity Subaccount                         15,466           18,269           (2,803)
Scudder Investment Grade Bond Subaccount                               14,398           12,146            2,252
Scudder Money Market Subaccount                                     1,059,200        1,133,637          (74,437)
Scudder New Europe Subaccount                                           3,192            5,583           (2,391)
Scudder Small Cap Growth Subaccount                                    49,142           53,749           (4,607)
Scudder Strategic Income Subaccount                                     3,920            3,094              826
Scudder Technology Growth Subaccount                                   15,587           13,042            2,545
Scudder Total Return Subaccount                                        10,317           26,363          (16,046)
SVS Davis Venture Value Subaccount                                     16,239           11,039            5,200
SVS Dreman Financial Services Subaccount                                4,811            3,805            1,006
SVS Dreman High Return Equity Subaccount                               30,845           21,435            9,410
SVS Dreman Small Cap Value Subaccount                                  39,866           29,945            9,921
SVS Eagle Focused Large Cap Growth Subaccount                           5,982            3,933            2,049
SVS Focus Value + Growth Subaccount                                     5,198            7,614           (2,416)
SVS Index 500 Subaccount                                               26,664           21,122            5,542
SVS INVESCO Dynamic Growth Subaccount                                   3,274            2,456              818
SVS Janus Growth and Income Subaccount                                 15,764           12,010            3,754
SVS Janus Growth Opportunities Subaccount                              12,792           10,114            2,678
SVS Oak Strategic Equity Subaccount                                     8,384            6,072            2,312
SVS Turner Mid-Cap Growth Subaccount                                    8,766            5,468            3,298

(6) UNIT VALUES AND FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity contracts, net investment income ratios and the expense ratios, excluding expenses of the underlying funds, for each of the two years in the period ended December 31, 2002, follows.

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)   LOWEST  HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
THE ALGER AMERICAN FUND:
Alger American Balanced Subaccount:
2002                                              10,165 $  8.857 $  9.684 $  90,036       1.78%    1.40%    2.05%   -5.43%   -0.08%
2001                                               8,205   10.240   10.240    84,021       1.99%    1.40%    1.40%   -3.29%   -3.29%
Alger American Growth Subaccount:
2002                                                 445    8.649   34.560    15,059       0.04%    1.00%    3.00%  -33.66%   -7.97%
2001                                                 423   40.912   52.093    21,732      14.04%    1.00%    3.00%  -12.95%   13.13%
Alger American Leveraged AllCap Subaccount:
2002                                               9,225    5.281    8.763    48,717       0.01%    1.40%    2.05%  -34.82%   -4.68%
2001                                               9,057    8.103    8.103    73,387       3.24%    1.40%    1.40%  -17.09%  -17.09%
Alger American MidCap Growth Subaccount
2002                                                 383    9.079   19.771     7,526        N/A     1.00%    3.00%  -30.24%   -1.39%
2001                                                 173   28.092   28.342     4,678      33.96%    1.00%    3.00%   -8.01%   -4.13%
Alger American Small Capitalization Subaccount
2002                                                 174    9.454   23.018     3,316        N/A     1.00%    3.00%  -26.96%    2.53%
2001                                                 119   16.250   31.513     3,635       0.05%    1.00%    3.00%  -30.78%  -13.54%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
American Century VP Income & Growth Subaccount
2002                                               2,918    4.947    9.514    14,727       0.53%    1.00%    3.00%  -20.99%    1.88%
2001                                                 853    6.323    6.395     5,410       0.83%    1.00%    3.00%   -9.82%   -8.37%
American Century VP Value Subaccount
2002                                               3,642    6.224    9.636    23,981       6.91%    1.00%    3.00%  -14.55%    1.63%
2001                                               3,071    7.350    7.723    23,380       0.53%    1.00%    3.00%    7.38%   11.70%

CREDIT SUISSE TRUST:
Credit Suisse Trust Emerging Markets Subaccount
2002                                               2,581    7.203    8.660    19,348       0.23%    1.00%    3.00%  -13.34%   -4.47%
2001                                               1,937    8.326    8.611    16,663        N/A     1.00%    3.00%  -11.37%  -10.51%
Credit Suisse Trust Global Post-Venture Capital
 Subaccount
2002                                               1,990    5.725    8.299    11,395        N/A     1.40%    2.05%  -35.07%   -8.69%
2001                                               1,586    8.818    8.818    13,982        N/A     1.40%    1.40%  -29.62%  -29.62%

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,
 INC.:
Dreyfus Socially Responsible Growth Subaccount
2002                                               1,731    5.299   19.078    11,679       0.23%    1.00%    3.00%  -29.93%  -29.65%
2001                                               1,620    7.563   27.119    15,699       0.07%    1.00%    3.00%  -23.91%  -16.84%

DREYFUS INVESTMENT PORTFOLIOS:
Dreyfus I.P. Mid Cap Stock Subaccount
2002                                              10,438    9.522    9.664   100,874       0.33%    1.40%    2.05%  -13.70%    1.58%
2001                                               7,541   11.199   11.199    84,453       0.27%    1.40%    1.40%   -4.60%   -4.60%

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
FIDELITY VARIABLE INSURANCE PRODUCTS FUND:
Fidelity VIP Equity Income Subaccount
2002                                               1,845 $  9.334 $ 25.609 $  44,934       4.04%    1.00%    3.00%  -17.77%    0.96%
2001                                               1,659   22.475   31.143    50,216       5.91%    1.00%    3.00%   -6.46%   -5.90%
Fidelity VIP Growth Subaccount
2002                                               1,600    9.210   35.347    53,797       0.25%    1.00%    3.00%  -30.80%    0.59%
2001                                               1,643   33.204   51.078    81,527       6.97%    1.00%    3.00%  -19.03%  -13.14%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:
Fidelity VIP II Asset Manager Subaccount
2002                                                 292   19.957   20.546     5,884       4.03%    1.00%    2.80%  -10.56%   -9.63%
2001                                                 323   22.326   22.736     7,226       5.70%    1.00%    2.80%   -5.40%   -5.05%
Fidelity VIP II Contrafund Subaccount
2002                                               2,401    9.558   23.079    54,054       0.85%    1.00%    3.00%  -10.25%    0.22%
2001                                               2,475   19.897   25.714    62,588       3.63%    1.00%    3.00%  -13.68%   -5.32%
Fidelity VIP II Index 500 Subaccount
2002                                                 940    9.460  106.090    97,664       1.24%    1.00%    3.00%  -23.02%    1.56%
2001                                               1,087  127.922   137.84   146,877       1.10%    1.00%    3.00%  -13.75%   -9.67%

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST:
Templeton Developing Markets Securities
 Subaccount
2002                                                   3    8.725    8.725        29        N/A     1.40%    1.40%   -1.53%   -1.53%
2001                                                   3    8.860    8.860        30        N/A     1.40%    1.40%  -12.68%  -12.68%

ING VP EMERGING MARKETS FUND, INC.:
ING VP Emerging Markets Fund Subaccount
2002                                                 807    4.635    6.628     5,236        N/A     1.00%    2.80%  -11.15%  -10.23%
2001                                                 713    7.247    7.384     5,432      21.69%    1.00%    2.80%  -11.67%  -11.31%

ING VP NATURAL RESOURCES TRUST:
ING VP  Natural Resources Trust Subaccount
2002                                                 242   12.422   12.826     3,033       0.19%    1.00%    2.80%   -4.06%   -3.07%
2001                                                 257   12.958   13.232     3,252        N/A     1.00%    2.80%  -17.13%  -16.77%

INVESCO VARIABLE INVESTMENT FUNDS, INC.:
INVESCO VIF-Utilities Subaccount
2002                                               1,638    5.340    9.919     8,747       0.59%    1.40%    2.05%  -21.42%    4.21%
2001                                               1,004    6.796    6.796     6,825       0.92%    1.40%    1.40%  -32.30%  -32.30%

JANUS ASPEN SERIES:
Janus Aspen Aggressive Growth Subaccount
2002                                               3,312    9.491   17.494    56,666        N/A     1.00%    3.00%  -28.65%    1.24%
2001                                               3,396   21.725   24.518    81,659        N/A     1.00%    3.00%  -40.63%  -23.00%
Janus Aspen Balanced Subaccount
2002                                               5,660    9.836   25.699   141,809       2.44%    1.00%    3.00%   -7.37%    0.33%
2001                                               5,930   22.896   27.744   161,184       2.59%    1.00%    3.00%   -6.17%   -4.07%

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
JANUS ASPEN SERIES (CONTINUED):
Janus Aspen Capital Appreciation Subaccount
2002                                                 193 $  7.035 $  7.035 $   1,356       0.59%    1.40%    1.40%  -16.84%  -16.84%
2001                                                 242    8.459    8.459     2,043       1.17%    1.40%    1.40%  -23.67%  -23.67%
Janus Aspen Growth Subaccount
2002                                               9,555    7.687   17.102   110,021        N/A     1.00%    3.00%  -27.24%  -16.12%
2001                                              12,249   10.607   23.504   189,564       0.25%    1.00%    3.00%  -26.05%  -21.32%
Janus Aspen Growth and Income Subaccount
2002                                               3,720   11.570   11.570    43,040       0.77%    1.40%    1.40%  -22.62%  -22.62%
2001                                               4,984   14.953   14.953    74,529       1.32%    1.40%    1.40%  -14.57%  -14.57%
Janus Aspen Worldwide Growth Subaccount
2002                                               5,892    8.991   23.259   134,031       0.86%    1.00%    3.00%  -26.24%   -3.80%
2001                                               6,855   28.344   31.533   212,598       0.45%    1.00%    3.00%  -23.77%  -16.33%

J.P. MORGAN SERIES TRUST II:
J.P. Morgan Small Company Subaccount
2002                                                 800    9.176   10.538     8,265       0.24%    1.00%    3.00%  -22.43%    0.82%
2001                                                 803   12.972   13.584    10,764       0.03%    1.00%    3.00%   -9.54%   -3.47%

PIMCO VARIABLE INSURANCE TRUST:
PIMCO Foreign Bond Subaccount
2002                                                  18   11.841   11.841       210       4.34%    1.40%    1.40%    6.68%    6.68%
2001                                                  35   11.099   11.099       389       4.37%    1.40%    1.40%    6.77%    6.77%
PIMCO Low Duration Subaccount
2002                                                  19   11.998   11.998       231       3.94%    1.40%    1.40%    5.57%    5.57%
2001                                                  24   11.366   11.366       278       6.16%    1.40%    1.40%    6.73%    6.73%

SCUDDER VARIABLE SERIES I:
Scudder 21st Century Growth Subaccount
2002                                               5,790    3.598    9.232    20,833        N/A     1.40%    2.05%  -42.07%   -1.78%
2001                                               4,197    6.211    6.211    26,068        N/A     1.40%    1.40%  -24.15%  -24.15%
Scudder Bond Subaccount
2002                                               2,214    7.424   11.785    17,198       6.35%    1.00%    3.00%    5.54%    6.17%
2001                                               1,834    7.034   11.100    13,450       3.25%    1.00%    3.00%    2.42%    5.47%
Scudder Capital Growth Subaccount
2002                                               5,041    7.124   14.451    36,569       0.35%    1.00%    3.00%  -29.89%  -24.13%
2001                                               4,352   10.201   20.611    45,339       9.97%    1.00%    3.00%  -20.72%  -14.48%
Scudder Global Discovery Subaccount
2002                                               7,117    9.017    9.402    64,171        N/A     1.40%    2.05%  -17.62%   -6.11%
2001                                               6,536   11.412   11.412    74,591       1.60%    1.40%    1.40%  -25.64%  -25.64%
Scudder Growth and Income Subaccount
2002                                               5,766    6.464    9.274    37,291       1.06%    1.40%    2.05%  -24.19%   -0.70%
2001                                               5,114    8.527    8.693    43,629       2.74%    1.40%    1.40%  -13.30%  -12.52%
Scudder Health Sciences Subaccount
2002                                               6,232    8.002   10.906    49,863        N/A     1.40%    2.05%  -24.16%    1.28%
2001                                               4,222   10.551   10.551    44,542        N/A     1.40%    1.40%    5.51%    5.51%

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
SCUDDER VARIABLE SERIES I (CONTINUED):
Scudder International Subaccount
2002                                              12,444 $  6.354 $  8.882 $  83,409       0.88%    1.00%    3.00%  -19.49%  -17.17%
2001                                              10,083    7.892   10.723    82,158      16.43%    1.00%    3.00%  -32.11%  -23.44%
Scudder Money Market Subaccount
2002                                                   3   10.308   10.783        30        N/A     1.40%    1.40%    0.09%    1.49%
2001                                                   6   10.773   10.773        65       4.26%    1.40%    1.40%    2.41%    2.41%

SCUDDER VARIABLE SERIES II:
Scudder Aggressive Growth Subaccount
2002                                               4,070    6.853    9.837    27,890       0.45%    1.40%    2.05%  -27.08%   -1.85%
2001                                               3,999   10.022   10.022    40,084       0.85%    1.40%    1.40%  -22.84%  -22.84%
Scudder Blue Chip Subaccount
2002                                              16,215    0.896    9.379    78,102       0.40%    1.25%    2.05%  -23.08%   -3.11%
2001                                              16,826    1.164    9.680    97,162       0.36%    1.25%    1.40%  -16.97%  -16.86%
Scudder Contrarian Value Subaccount
2002                                              35,977    1.484    9.162   113,597       1.57%    1.00%    2.80%  -16.69%  -16.05%
2001                                              39,433    1.799   10.913   128,715       1.50%    1.00%    2.80%    0.46%    0.85%
Scudder Global Blue Chip Subaccount
2002                                               2,745    8.331    9.319    22,865       0.65%    1.40%    2.05%  -10.43%   -7.08%
2001                                               2,280   10.029   10.029    22,866       2.07%    1.40%    1.40%    1.40%    1.40%
Scudder Government Securities Subaccount
2002                                              50,525    1.275   12.676   237,363       3.09%    1.00%    3.00%    5.67%    6.56%
2001                                              41,648    1.218   11.896   160,645       3.48%    1.00%    3.00%    3.52%    6.64%
Scudder Growth Subaccount
2002                                              54,587    1.360    9.431   178,843        N/A     1.00%    3.00%  -30.28%    0.73%
2001                                              65,583    1.951    8.272   302,393       8.78%    1.00%    3.00%  -23.67%  -14.32%
Scudder High Income Subaccount
2002                                              40,754    0.778   10.239   179,672       9.68%    1.00%    3.00%   -2.50%    5.29%
2001                                              45,274    0.805    9.271   189,316      11.65%    1.00%    3.00%   -2.72%    1.61%
Scudder International Select Equity Subaccount
2002                                              36,850    1.299    9.202    75,047       0.42%    1.00%    2.80%  -15.22%   -1.69%
2001                                              39,653    1.547    7.918    72,774      16.11%    1.00%    2.80%  -25.53%  -25.18%
Scudder Investment Grade Bond Subaccount
2002                                              17,704    1.188   12.110    99,482       3.12%    1.00%    3.00%    5.63%    6.52%
2001                                              15,452    1.135   11.369    64,981       3.41%    1.00%    3.00%    2.24%    4.66%
Scudder Money Market Subaccount
2002                                              54,362    0.990   12.056   306,311       1.39%    1.00%    3.00%   -0.86%    1.36%
2001                                             128,799    1.008   11.894   407,432       3.31%    1.00%    3.00%    0.94%    3.85%
Scudder New Europe Subaccount
2002                                                   -      N/A      N/A         -       2.29%    1.40%    1.40%     N/A      N/A
2001                                               2,391    6.576    6.576    15,722       1.33%    1.40%    1.40%  -30.83%  -30.83%
Scudder Small Cap Growth Subaccount
2002                                              45,002    0.817    9.660   100,125        N/A     1.00%    3.00%  -34.93%    1.94%
2001                                              49,609    1.267    9.348   152,170      12.86%    1.00%    3.00%  -32.12%  -16.19%

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
SCUDDER VARIABLE SERIES II (CONTINUED):
Scudder Strategic Income Subaccount
2002                                               2,400 $  1.204 $ 11.507 $  24,573       2.28%    1.25%    1.40%    9.77%    9.93%
2001                                               1,574    1.095   10.483    11,501       0.61%    1.25%    1.40%    3.78%    3.92%
Scudder Technology Growth Subaccount
2002                                              28,007    0.575    9.317   145,624       0.11%    1.00%    3.00%  -36.79%    2.62%
2001                                              25,462    0.920    9.079   217,576       0.18%    1.00%    3.00%  -33.63%   -7.58%
Scudder Total Return Subaccount
2002                                              83,840    1.624    9.636   416,026       2.89%    1.00%    3.00%  -16.22%   -9.23%
2001                                              99,886    1.939   10.615   566,841       6.75%    1.00%    3.00%   -7.39%   -5.62%
SVS Davis Venture Value Subaccount
2002                                              14,493    7.816    9.666   113,303       0.15%    1.40%    2.05%  -16.95%    1.47%
2001                                               9,293    9.412    9.412    87,458        N/A     1.40%    1.40%   -5.88%   -5.88%
SVS Dreman Financial Services Subaccount
2002                                               5,697    9.562    9.930    56,572       0.88%    1.40%    2.05%   -9.78%   -0.02%
2001                                               4,691   11.006   11.006    51,630       0.97%    1.40%    1.40%   -6.17%   -6.17%
SVS Dreman High Return Equity Subaccount
2002                                              33,048    9.436    9.591   316,953       1.39%    1.40%    2.05%  -19.17%   -1.19%
2001                                              23,638   11.674   11.865   280,450       0.60%    1.40%    1.40%   -0.34%    0.29%
SVS Dreman Small Cap Value Subaccount
2002                                              43,904    1.116    8.945   149,053       0.41%    1.00%    2.80%  -13.13%  -12.10%
2001                                              33,983    1.285   10.177   113,833        N/A     1.00%    2.80%   16.04%   16.49%
SVS Eagle Focused Large Cap Growth Subaccount
2002                                               6,095    6.652    9.142    40,566        N/A     1.40%    2.05%  -28.35%   -2.40%
2001                                               4,046    9.367    9.367    37,898        N/A     1.40%    1.40%  -18.10%  -18.10%
SVS Focus Value + Growth Subaccount
2002                                              16,459    1.106    9.366    39,194       0.56%    1.00%    2.80%  -27.38%   -4.81%
2001                                              18,875    1.538    9.839    51,767       6.41%    1.00%    2.80%  -15.56%  -15.21%
SVS Index 500 Subaccount
2002                                              23,118    6.334    9.461   146,428       0.55%    1.40%    2.05%  -23.41%    1.62%
2001                                              17,576    8.270    8.270   145,352       0.29%    1.40%    1.40%  -13.27%  -13.27%
SVS INVESCO Dynamic Growth Subaccount
2002                                               3,074    5.940    9.589    18,257        N/A     1.40%    2.05%  -31.87%    4.47%
2001                                               2,256    8.718    8.718    19,666        N/A     1.40%    1.40%  -12.82%  -12.82%
SVS Janus Growth and Income Subaccount
2002                                              17,677    5.952    9.235   105,208       0.66%    1.40%    2.05%  -21.65%   -0.56%
2001                                              13,923    7.597    7.597   105,768       0.42%    1.40%    1.40%  -13.50%  -13.50%
SVS Janus Growth Opportunities Subaccount
2002                                              17,795    4.255    9.603    75,716        N/A     1.40%    2.05%  -31.58%    1.35%
2001                                              15,117    6.219    6.219    94,012        N/A     1.40%    1.40%  -24.75%  -24.75%

                                                           AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                                -----------------------------------------------------------------------------------
                                                          UNIT FAIR VALUE     NET    INVESTMENT  EXPENSE RATIO(b)  TOTAL RETURN(c)
                                                 UNITS   ----------------- ASSETS(d)   INCOME    ----------------  ----------------
                                                 (000s)  LOWEST   HIGHEST    (000s)   RATIO(a)   LOWEST   HIGHEST  LOWEST   HIGHEST
                                                -------- -------- -------- --------- ----------  -------  -------  -------  -------
SCUDDER VARIABLE SERIES II (CONTINUED):
SVS Oak Strategic Equity Subaccount
2002                                               7,019 $  4.474 $  9.015 $  31,408        N/A     1.40%    2.05%  -40.57%    1.52%
2001                                               4,707    7.529    7.529    35,442        N/A     1.40%    1.40%  -24.71%  -24.71%
SVS Turner Mid-Cap Growth Subaccount
2002                                               7,947    5.842    9.446    46,432        N/A     1.40%    2.05%  -33.21%    0.48%
2001                                               4,649    8.748    8.748    40,665        N/A     1.40%    1.40%  -12.52%  -12.52%

(a) This ratio represents dividends recorded by the subaccount from the underlying mutual fund divided by the average net assets. This ratio excludes the Expense Ratio. N/A is noted if the fund did not pay any dividends.

(b) This ratio represents the annualized contract expenses of the separate account, resulting in a direct reduction of unit values, consisting primarily of mortality and expense charges. Charges that require redemption of contract owner units are excluded.

(c) Total return is calculated using the beginning and ending unit value (before rounding for this presentation), which reflects the changes in the underlying fund values and reductions related to the Expense Ratio, for the period indicated.

(d) Net Assets equals Contract Owners' Equity.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Stockholder of Kemper Investors Life Insurance Company:


In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity and cash flows present fairly, in all material respects, the financial position of Kemper Investors Life Insurance Company and its subsidiaries (the "Company") at December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


   As discussed in Note 1 to the consolidated financial statements, the Company adopted the provisions of Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets, as of December 31, 2002.

PRICEWATERHOUSECOOPERS LLP

Chicago, Illinois
March 21, 2003

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS

                       (in thousands, except share data)

                                                                            December 31, December 31,
                                                                                2002         2001
                                                                            ------------ ------------
Assets
   Fixed maturity securities, available-for-sale, at fair value (amortized cost:
     December 31, 2002, $3,313,920; December 31, 2001, $3,057,139)......... $ 3,420,773  $ 3,094,560
   Equity securities (cost: December 31, 2002, $52,627; December 31,
     2001, $65,473)........................................................      58,615       67,731
   Short-term investments..................................................          --      159,105
   Joint venture mortgage loans............................................     114,061      104,303
   Third-party mortgage loans..............................................      57,985       63,897
   Other real estate-related investments...................................       5,645        8,240
   Policy loans............................................................     223,888      239,787
   Other invested assets...................................................       2,491       20,799
                                                                            -----------  -----------
       Total investments...................................................   3,883,458    3,758,422
   Cash....................................................................      47,436       57,374
   Accrued investment income...............................................     148,549      140,762
   Reinsurance recoverable.................................................     433,566      240,536
   Deferred insurance acquisition costs....................................     431,915      381,506
   Value of business acquired..............................................      53,600       75,806
   Goodwill................................................................          --      178,418
   Other intangible assets.................................................       5,502        6,261
   Deferred income taxes...................................................      73,228       95,688
   Federal income tax receivable...........................................      11,232       13,866
   Receivable on sales of securities.......................................          --        2,100
   Fixed assets............................................................       3,179        5,619
   Other assets and receivables............................................      27,241       24,717
   Assets held in separate accounts........................................  13,547,376   13,108,753
                                                                            -----------  -----------
       Total assets........................................................ $18,666,282  $18,089,828
                                                                            ===========  ===========
Liabilities
   Future policy benefits.................................................. $ 4,111,063  $ 3,634,161
   Other policyholder benefits and funds payable...........................     203,159      436,449
   Other accounts payable and liabilities..................................      80,905       92,472
   Liabilities related to separate accounts................................  13,547,376   13,108,753
                                                                            -----------  -----------
       Total liabilities...................................................  17,942,503   17,271,835
                                                                            -----------  -----------
Commitments and contingent liabilities.....................................          --           --
Stockholder's equity
   Capital stock--$10 par value, authorized 300,000 shares; outstanding
     250,000 shares........................................................       2,500        2,500
   Additional paid-in capital..............................................     841,633      804,347
   Accumulated other comprehensive income..................................      54,009       16,551
   Retained deficit........................................................    (174,363)      (5,405)
                                                                            -----------  -----------
       Total stockholder's equity..........................................     723,779      817,993
                                                                            -----------  -----------
       Total liabilities and stockholder's equity.......................... $18,666,282  $18,089,828
                                                                            ===========  ===========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                (in thousands)

                                                                 Year Ended December 31,
                                                             -------------------------------
                                                                2002       2001       2000
                                                             ---------  ---------  ---------
Revenue
   Net investment income.................................... $ 228,330  $ 269,419  $ 257,470
   Realized investment gains (losses).......................      (779)    20,660     (8,277)
   Premium income...........................................     1,002        486      8,394
   Separate account fees and charges........................   110,013     70,993     68,293
   Other income.............................................    42,196     36,739     35,030
                                                             ---------  ---------  ---------
       Total revenue........................................   380,762    398,297    360,910
                                                             ---------  ---------  ---------
Benefits and Expenses
   Interest credited to policyholders.......................   152,945    159,127    152,289
   Claims incurred and other policyholder benefits..........    62,613     21,933     13,718
   Taxes, licenses and fees.................................    19,244     10,714     17,861
   Commissions..............................................   111,461    179,585    114,162
   Operating expenses.......................................    67,474     66,026     61,671
   Deferral of insurance acquisition costs..................   (96,509)  (166,202)  (104,608)
   Amortization of insurance acquisition costs..............    34,941     18,052     23,231
   Amortization of value of business acquired...............    20,751     15,606     19,926
   Goodwill impairment......................................   156,511         --         --
   Amortization of goodwill.................................        --     12,744     12,744
   Amortization of other intangible assets..................       759        961        368
                                                             ---------  ---------  ---------
       Total benefits and expenses..........................   530,190    318,546    311,362
                                                             ---------  ---------  ---------
   Income (loss) before income tax expense (benefit) and
     cumulative effect of accounting change, net of tax.....  (149,428)    79,751     49,548
   Income tax expense (benefit).............................    (2,377)    28,154      1,247
                                                             ---------  ---------  ---------
   Net income (loss) before cumulative effect of accounting
     change, net of tax.....................................  (147,051)    51,597     48,301
   Cumulative effect of accounting change, net of tax.......   (21,907)        --         --
                                                             ---------  ---------  ---------
       Net income (loss).................................... $(168,958) $  51,597  $  48,301
                                                             =========  =========  =========


         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

                                (in thousands)

                                                                              Year Ended December 31,
                                                                           -----------------------------
                                                                              2002      2001      2000
                                                                           ---------  --------  --------
Net income (loss)......................................................... $(168,958) $ 51,597  $ 48,301
                                                                           ---------  --------  --------
Other comprehensive income (loss), before tax:
   Unrealized holding gains (losses) on investments arising during period:
   Unrealized holding gains on investments................................    80,067    54,155    61,487
   Adjustment to value of business acquired...............................    (1,786)   (5,914)   (3,400)
   Adjustment to deferred insurance acquisition costs.....................   (15,344)   (1,050)     (230)
                                                                           ---------  --------  --------
       Total unrealized holding gains on investments arising
         during period....................................................    62,937    47,191    57,857
                                                                           ---------  --------  --------
Less reclassification adjustments for items included in net income
  (loss):
   Adjustment for (gains) losses included in realized investment
     gains (losses).......................................................    19,394    (9,203)  (24,583)
   Adjustment for amortization of premium on fixed maturities
     included in net investment income....................................    (9,400)   (5,732)   (4,538)
   Adjustment for (gains) losses included in amortization of value
     of business acquired.................................................      (331)   (1,705)      214
   Adjustment for (gains) losses included in amortization of
     insurance acquisition costs..........................................    (4,185)    6,395        13
                                                                           ---------  --------  --------
          Total reclassification adjustments for items included in
            net income (loss).............................................     5,478   (10,245)  (28,894)
                                                                           ---------  --------  --------
Other comprehensive income, before related income tax expense
  (benefit)...............................................................    57,459    57,436    86,751
Related income tax expense (benefit)......................................    20,001     8,167    (1,350)
                                                                           ---------  --------  --------
          Other comprehensive income, net of tax..........................    37,458    49,269    88,101
                                                                           ---------  --------  --------
          Comprehensive income (loss)..................................... $(131,500) $100,866  $136,402
                                                                           =========  ========  ========



         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                                (in thousands)

                                                                Year Ended December 31,
                                                            ------------------------------
                                                               2002      2001       2000
                                                            ---------  --------  ---------
Capital stock, beginning and end of period................. $   2,500  $  2,500  $   2,500
                                                            ---------  --------  ---------
Additional paid-in capital, beginning of period............   804,347   804,347    804,347
Capital contributions from parent..........................    37,286        --         --
                                                            ---------  --------  ---------
Additional paid-in-capital, end of period..................   841,633   804,347    804,347
                                                            ---------  --------  ---------
Accumulated other comprehensive income (loss), beginning of
  period...................................................    16,551   (32,718)  (120,819)
Other comprehensive income, net of tax.....................    37,458    49,269     88,101
                                                            ---------  --------  ---------
   End of period...........................................    54,009    16,551    (32,718)
                                                            ---------  --------  ---------
Retained deficit, beginning of period......................    (5,405)  (44,002)   (56,023)
Net income (loss)..........................................  (168,958)   51,597     48,301
Dividends to parent........................................        --   (13,000)   (36,280)
                                                            ---------  --------  ---------
   End of period...........................................  (174,363)   (5,405)   (44,002)
                                                            ---------  --------  ---------
       Total stockholder's equity.......................... $ 723,779  $817,993  $ 730,127
                                                            =========  ========  =========




         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                (in thousands)

                                                                     Year Ended December 31,
                                                               -----------------------------------
                                                                   2002         2001        2000
                                                               -----------  -----------  ---------
Cash flows from operating activities
   Net income (loss).......................................... $  (168,958) $    51,597  $  48,301
   Reconciliation of net income (loss) to net cash from
     operating activities:
       Realized investment (gains) losses.....................         779      (20,660)     8,277
       Interest credited and other charges....................     188,926      169,084    142,344
       Deferred insurance acquisition costs, net..............     (61,569)    (148,150)   (81,377)
       Amortization of value of business acquired.............      20,751       15,606     19,926
       Amortization of goodwill...............................          --       12,744     12,744
       Goodwill impairment....................................     156,511           --         --
       Amortization of discount and premium on
         investments..........................................       9,400        5,731      4,538
       Amortization of other intangible assets................         759          961        368
       Deferred income taxes..................................       2,458       16,927    (25,930)
       Net change in current federal income taxes.............       2,634       (5,063)   (18,593)
       Benefits and premium taxes due related to separate
         account business-owned life insurance................      11,521       (6,392)   (61,476)
       Funds withheld account transfer........................    (222,500)          --         --
       Cumulative effect of accounting change, net of tax.....      21,907           --         --
       Change in premium suspense.............................     (43,625)      41,938        657
       Other, net.............................................     (13,116)     (36,818)    41,720
                                                               -----------  -----------  ---------
          Net cash flow from operating activities.............     (94,122)      97,505     91,499
                                                               -----------  -----------  ---------
Cash flows from investing activities
   Cash from investments sold or matured:
       Fixed maturity securities held to maturity.............     198,824      281,664    170,465
       Fixed maturity securities sold prior to maturity.......   2,307,588    1,331,168    589,933
       Equity securities......................................      17,435           --      1,271
       Mortgage loans, policy loans and other invested
         assets...............................................      76,382       60,495     73,177
   Cost of investments purchased or loans originated:
       Fixed maturity securities..............................  (2,757,149)  (1,481,699)  (569,652)
       Equity securities......................................      (4,244)          --     (1,264)
       Mortgage loans, policy loans and other invested
         assets...............................................     (48,722)     (41,395)   (47,109)
       Investment in subsidiaries.............................          --       (2,690)    (4,899)
   Short-term investments, net................................     159,105     (143,205)    26,491
   Net change in receivable and payable for securities
     transactions.............................................      12,928        6,186     (4,786)
   Net change in other assets.................................       2,440        2,248     (5,141)
                                                               -----------  -----------  ---------
          Net cash from investing activities..................     (35,413)      12,772    228,486
                                                               -----------  -----------  ---------
Cash flows from financing activities
   Policyholder account balances:
       Deposits...............................................     601,045      680,106    608,363
       Withdrawals............................................    (505,674)    (733,521)  (881,888)
   Capital contributions......................................      37,286           --         --
   Dividends to parent........................................          --      (13,000)   (36,280)
   Cash overdrafts............................................     (13,060)     (20,589)    11,906
                                                               -----------  -----------  ---------
          Net cash from financing activities..................     119,597      (87,004)  (297,899)
                                                               -----------  -----------  ---------
          Net increase (decrease) in cash.....................      (9,938)      23,273     22,086
Cash, beginning of period.....................................      57,374       34,101     12,015
                                                               -----------  -----------  ---------
Cash, end of period........................................... $    47,436  $    57,374  $  34,101
                                                               ===========  ===========  =========

         See accompanying notes to consolidated financial statements.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1) Summary of Significant Accounting Policies

Basis of presentation

   Kemper Investors Life Insurance Company and its subsidiaries ("the Company") issue fixed and variable annuity products, variable life, term life and interest-sensitive life insurance products marketed primarily through a network of financial institutions, securities brokerage firms, insurance agents and financial planners. The Company is licensed in the District of Columbia and all states except New York. Zurich Life Insurance Company of New York ("ZLICONY"), formerly Zurich Kemper Life Insurance Company of New York, a wholly-owned subsidiary, received its license from the State of New York early in 2001 and began writing business in May of 2001. The Company also owns the PMG group of companies ("PMG"), acquired in 2000, and Investors Brokerage Services, Inc. The Company is a wholly-owned subsidiary of Kemper Corporation ("Kemper"), a non-operating holding company. Kemper is a wholly-owned subsidiary of Zurich Holding Company of America ("ZHCA"), a holding company. ZHCA is a wholly-owned subsidiary of Zurich Group Holding ("ZGH" or "Zurich"), a Swiss holding company. ZGH is wholly-owned by Zurich Financial Services ("ZFS"), a Swiss holding company.

   The financial statements include the accounts of the Company on a consolidated basis. All significant intercompany balances and transactions have been eliminated. Certain reclassifications have been made to the 2001 and 2000 consolidated financial statements in order for them to conform to the 2002 presentation. The accompanying consolidated financial statements of the Company as of and for the years ended December 31, 2002, 2001 and for the three years in the period ended December 31, 2002, have been prepared in conformity with Accounting Principles Generally Accepted in the United States of America ("GAAP").

Estimates

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities as well as the disclosure of contingent assets or liabilities at the date of the financial statements. As a result, actual results reported as revenue and expenses could differ from the estimates reported in the accompanying financial statements. As further discussed in the accompanying notes to the consolidated financial statements, significant estimates and assumptions affect goodwill, deferred insurance acquisition costs, the value of business acquired, provisions for real estate-related losses and reserves, other-than-temporary declines in values for fixed maturity and equity securities, the valuation allowance for deferred income taxes, the calculation of fair value disclosures for certain financial instruments and future policy benefit reserves.

Goodwill and other intangibles

   In July 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 142 ("SFAS 142"), Goodwill and Other Intangible Assets. SFAS 142 primarily addresses the accounting that must be applied to goodwill and intangible assets subsequent to their acquisition. Effective January 1, 2002, SFAS 142 requires that goodwill and indefinite-lived intangible assets no longer be amortized, but be tested, at least annually, for impairment at the reporting unit level.

   In conjunction with management's focus on line of business operations, the Company's goodwill was tested for impairment at the life insurance and annuities operating segment level based on the guidance under SFAS 142. As a result of the testing performed, an impairment of $21.9 million was recorded in the annuities segment as of June 30, 2002 due to more conservative growth assumptions based on the market's volatility over the last few years. The fair value of that segment was estimated using expected present value of future cash flows for both current business in-force and future production estimates.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In September 2002, the board of directors of the Company's indirect, 100% shareholder, Zurich Financial Services Group ("the Group"), approved a plan designed to improve the profitability of the Group and its subsidiaries. Under this plan, the Group considered a number of strategic options, the completion of which could have a significant impact on the recoverability of the carrying value of certain assets. Among the assets affected by the approval of the plan is the goodwill associated with the 1996 acquisition of the Zurich Life companies by ZFS. The Company filed its Form 10-Q for the period ended June 30, 2002 prior to the Group board's action. As a result, the Company recorded the complete write-down of the remaining goodwill of $156.5 million in the third quarter of 2002, the period during which the Company became aware of this action by the Group's board of directors.

   Other definite-lived, intangible assets of $7.6 million, recorded in 2001 and 2000 in connection with the purchase of PMG, continue to be amortized on a straight-line basis over a ten-year period.

Value of business acquired

   The value of business acquired reflects the estimated fair value of the Company's life insurance business in force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from insurance contracts existing at the date of acquisition, January 4, 1996. Such value is the present value of the actuarially determined projected cash flows for the acquired policies.

   The value of the business acquired is amortized over the estimated contract life of the business acquired in relation to the present value of estimated gross profits using current assumptions based on an interest rate equal to the liability or contract rate on the business acquired. The estimated amortization and accretion of interest for the value of business acquired for each of the years through December 31, 2007 are as follows:

                                                      Projected
                              Beginning              Accretion Of Ending
      Year Ended December 31,  Balance  Amortization   Interest   Balance
      ----------------------- --------- ------------ ------------ -------
      (in thousands)
           2000 (actual)..... $113,111    $(26,805)     $6,879    $93,185
           2001 (actual).....   93,185     (21,394)      5,788     77,579
           2002 (actual).....   77,579     (24,464)      3,713     56,828
           2003..............   56,828     (12,977)      3,073     46,924
           2004..............   46,924     (11,795)      2,479     37,608
           2005..............   37,608      (9,585)      2,000     30,023
           2006..............   30,023      (8,321)      1,584     23,286
           2007..............   23,286      (7,624)      1,201     16,863

   The projected ending balance of the value of business acquired will be further adjusted to reflect the impact of unrealized gains or losses on fixed maturity securities held as available-for-sale in the investment portfolio. Such adjustments are not recorded in the Company's net income but rather are recorded as a credit or charge to accumulated other comprehensive income, net of income tax. This adjustment decreased the value of business acquired by $3.2 million as of December 31, 2002 and by $1.8 million as of December 31, 2001. This adjustment increased the value of business acquired by $2.4 million as of December 31, 2000. Accumulated other comprehensive income decreased by approximately $2.1 million as of December 31, 2002 and $1.2 million as of December 31, 2001, due to this adjustment and increased accumulated other comprehensive income by approximately $1.6 million as of December 31, 2000.

Life insurance revenue and expenses

   Revenue for annuities, variable life insurance and interest-sensitive life insurance products consists of investment income and realized capital gains, policy charges such as mortality, expense and surrender charges,

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES and expense loads for premium taxes on certain contracts. Expenses consist of benefits in excess of account balances and interest credited to contracts, policy maintenance costs and amortization of deferred insurance acquisition costs and value of business acquired.

   Premiums for term life policies are reported as earned when due. Profits for such policies are recognized over the duration of the insurance policies by matching benefits and expenses to premium income.

Reinsurance

   In the ordinary course of business, the Company enters into reinsurance agreements to diversify risk and limit its overall financial exposure to certain blocks of annuities and to individual death claims. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the Company from its primary liabilities and obligations to policyholders. As such, these amounts paid or deemed to have been paid are recorded on the Company's consolidated balance sheet as reinsurance recoverables and ceded future policy benefits.

Deferred insurance acquisition costs

   The costs of acquiring new business, principally commission expense and certain policy issuance and underwriting expenses, have been deferred to the extent they are recoverable from estimated future gross profits on the related contracts and policies. The deferred insurance acquisition costs for annuities, separate account business and interest-sensitive life insurance products are being amortized over the estimated contract life in relation to the present value of estimated gross profits. Deferred insurance acquisition costs related to such interest-sensitive products also reflect the estimated impact of unrealized gains or losses on fixed maturity securities held as available-for-sale in the investment portfolio, through a charge or credit to accumulated other comprehensive income, net of income tax. The deferred insurance acquisition costs for term life insurance products are being amortized over the premium paying period of the policies.

Future policy benefits

   Liabilities for future policy benefits related to annuities and interest-sensitive life contracts reflect net premiums received plus interest credited during the contract accumulation period and the present value of future payments for contracts that have annuitized. A liability has been established for guaranteed death benefits in excess of account values. The guaranteed retirement income benefit ("GRIB") is an optional benefit to the DESTINATIONS/SM/ variable annuity, for an additional asset-based fee. It allows for a proxy account value, called the GRIB Base, to be applied to the guaranteed annuity factors (settlement option purchase rates) in the contract. The GRIB Base prior to attained age 80 is the greatest of:

..  the contract value (account value),

..  the greatest anniversary value before the exercise (annuitization) date, or

.. purchase payments minus previous withdrawals, accumulated at 5 percent interest per year to the annuitization date.

   GRIB reserves have been established to cover the present value of future benefits for policies that were deemed to have elected annuitization. In accordance with current GAAP guidance, no additional liabilities for future policy benefits related to guaranteed living benefits have been established.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Current interest rates credited during the contract accumulation period range from 0.5 percent to 12.0 percent. Future minimum guaranteed interest rates vary from 3.0 percent to 4.5 percent. For contracts that have annuitized, interest rates used in determining the present value of future payments range principally from 2.5 percent to 4.5 percent.

   Liabilities for future term life policy benefits have been computed principally by a net level premium method. Anticipated rates of mortality are based on the 1975-1980 Select and Ultimate Table modified by Company experience, including withdrawals. Assumed investment yields are by policy duration and range from 6.0 percent to 7.3 percent over 20 years.

Guaranty fund assessments

   The Company is liable for guaranty fund assessments related to certain unaffiliated insurance companies that have become insolvent during the years 2002 and prior. The Company's financial statements include provisions for all known assessments that are expected to be levied against the Company as well as an estimate of amounts (net of estimated future premium tax recoveries) that the Company believes it will be assessed in the future for which the life insurance industry has estimated the cost to cover losses to policyholders.

Invested assets and related income

   Investments in fixed maturity securities and equity securities are carried at fair value. Short-term investments are carried at cost, which approximates fair value.

   The amortized cost of fixed maturity securities is adjusted for amortization of premiums and accretion of discounts to maturity, or in the case of mortgage-backed and asset-backed securities, over the estimated life of the security. Such amortization is included in net investment income. Amortization of the discount or premium from mortgage-backed and asset-backed securities is recognized using a level effective yield method which considers the estimated timing and amount of prepayments of the underlying loans and is adjusted to reflect differences which arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. To the extent that the estimated lives of such securities change as a result of changes in prepayment rates, the adjustment is also included in net investment income. The Company does not accrue interest income on fixed maturity securities deemed to be impaired on an other-than-temporary basis, or on mortgage loans and other real estate loans where the likelihood of collection of interest is doubtful.

   Mortgage loans are carried at their unpaid balance, net of unamortized discount and any applicable reserves or write-downs. Other real estate-related investments, net of any applicable reserves and write-downs, include notes receivable from real estate ventures and investments in real estate ventures, adjusted for the equity in the operating income or loss of such ventures. Real estate reserves are established when declines in collateral values, estimated in light of current economic conditions, indicate a likelihood of loss.

   Investments in policy loans and other invested assets, consisting primarily of venture capital investments and a leveraged lease are carried primarily at cost, net of any applicable reserves or write-downs.

   Realized gains or losses on sales of investments, determined on the basis of identifiable cost on the disposition of the respective investment, recognition of other-than-temporary declines in value and changes in real estate-related reserves and write-downs are included in revenue. Net unrealized gains or losses on revaluation of investments are credited or charged to accumulated other comprehensive income (loss). Such unrealized gains are recorded net of deferred income tax expense and unrealized losses are tax benefited. However, the tax benefits from unrealized losses are offset by a valuation allowance, where appropriate.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

Derivative instruments

   The Company is party to an interest rate swap agreement with Zurich Capital Markets, Inc. ("ZCM"), an affiliated counterparty. The Company invests primarily in fixed rate investments. A floating rate funding agreement was reinsured in 2000 and the Company subsequently entered into an interest rate swap agreement. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. No cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is made by one counterparty at each due date. In 2002, the Company paid
$3.8 million as settlement for the difference between the fixed-rate and floating-rate interest.

   The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect its counterparty to fail to meet its obligations given its high credit ratings. The credit exposure of interest rate swaps is represented by the fair value (market value) of contracts. At December 31, 2002, and 2001 an open swap agreement with a notional value of $100.0 million and an expiration date of November 2004, had a negative market value of $8.1 million and $5.0 million, respectively. The negative market value was included as a component of other accounts payable and liabilities in the accompanying consolidated balance sheets.

Separate account business

   The assets and liabilities of the separate accounts represent segregated funds administered and invested by the Company for purposes of funding variable annuity and variable life insurance contracts for the exclusive benefit of variable annuity and variable life insurance contractholders. The Company receives administrative fees from the separate account and retains varying amounts of withdrawal charges to cover expenses in the event of early withdrawals by contractholders. The assets and liabilities of the separate accounts are carried at fair value.

Income tax

   The Company will file a consolidated federal income tax return with Zurich Holding Company of America, beginning with the 2002 tax year. Deferred taxes are provided on the temporary differences between the tax and financial statement basis of assets and liabilities.

(2) Cash Flow Information

   The Company defines cash as cash in banks and money market accounts. The Company received a federal income tax refund of $2.7 million in 2002 and paid taxes of $19.8 million and $43.9 million directly to the United States Treasury Department during 2001 and 2000, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3) Invested Assets and Related Income

   The Company is carrying its fixed maturity investment portfolio at estimated fair value as fixed maturity securities are considered available-for-sale. The carrying value of fixed maturity securities compared with amortized cost, adjusted for other-than-temporary declines in value, and estimated unrealized gains and losses, were as follows:


                                                                            Estimated Unrealized
                                                       Carrying  Amortized  --------------------
                                                        Value      Cost      Gains     Losses
                                                        -----      ----      -----     ------
(in thousands)
December 31, 2002
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities............. $  265,400 $  260,287 $  5,140  $    (26)
   Obligations of states and political subdivisions,
     special revenue and nonguaranteed...............     19,873     19,073      800        --
   Debt securities issued by foreign Governments.....      4,793      4,506      287        --
   Corporate securities..............................  2,137,716  2,062,712   90,030   (15,026)
   Mortgage and asset-backed securities..............    992,990    967,342   35,972   (10,324)
                                                      ---------- ---------- --------  --------
       Total fixed maturity securities............... $3,420,773 $3,313,920 $132,229  $(25,376)
                                                      ========== ========== ========  ========
   Equity securities................................. $   58,615 $   52,627 $  5,988  $     --
                                                      ========== ========== ========  ========
December 31, 2001
   U.S. treasury securities and obligations of U.S.
     government agencies and authorities............. $   21,354 $   21,286 $    254  $   (186)
   Obligations of states and political subdivisions,
     special revenue and nonguaranteed...............     13,488     13,292      196        --
   Debt securities issued by foreign governments.....      4,537      4,508       29        --
   Corporate securities..............................  1,945,006  1,926,160   45,602   (26,756)
   Mortgage and asset-backed securities..............  1,110,175  1,091,893   24,795    (6,513)
                                                      ---------- ---------- --------  --------
       Total fixed maturity securities............... $3,094,560 $3,057,139 $ 70,876  $(33,455)
                                                      ========== ========== ========  ========
   Equity securities................................. $   67,731 $   65,473 $  2,261  $     --
                                                      ========== ========== ========  ========

   The carrying value and amortized cost of fixed maturity investments, by contractual maturity at December 31, 2002, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties and because mortgage-backed and asset-backed securities provide for periodic payments throughout their life.

                                                                       Carrying  Amortized
                                                                        Value      Cost
                                                                      ---------- ----------
(in thousands)
One year or less..................................................... $   63,112 $   62,223
Over one year through five years.....................................    806,702    774,553
Over five years through ten years....................................  1,312,277  1,265,409
Over ten years.......................................................    245,692    244,393
Securities not due at a single maturity date, primarily mortgage- and
  asset-backed securities(1).........................................    992,990    967,342
                                                                      ---------- ----------
       Total fixed maturity securities............................... $3,420,773 $3,313,920
                                                                      ========== ==========

--------
(1)Weighted average maturity of 3.4 years.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Proceeds from sales of investments in fixed maturity securities prior to maturity were $2,307.6 million, $1,331.2 million and $589.9 million during 2002, 2001 and 2000, respectively. Gross gains of $81.2 million, $32.9 million and $8.6 million and gross losses, including write-downs of fixed maturity securities, of $65.8 million, $28.6 million and $20.8 million were realized on sales and maturities in 2002, 2001 and 2000, respectively. Pre-tax write-downs amounted to $18.5 million, $15.5 million and $11.4 million for the years ended December 31, 2002, 2001 and 2000, respectively.

   At December 31, 2002, the Company held $102.3 million in mortgage loan investments in Delta Wetlands, which exceeded 10 percent of the Company's stockholder's equity at December 31, 2002. Excluding agencies of the U.S. government, no other individual investment exceeded 10 percent of the Company's stockholder's equity at December 31, 2002.

   At December 31, 2002, securities carried at approximately $5.3 million were on deposit with governmental agencies as required by law.

   For its securitized financial assets, the Company recognizes an impairment loss if the fair value of the security is below book value and the net present value of expected future cash flows is less than the net present value of expected future cash flows at the most recent (prior) estimation date. The Company recorded write-downs totaling $9.5 million and $8.6 million in 2002 and 2001, respectively, related to their securitized financial assets. The Company did not have any write-downs in 2000 related to their securitized financial assets.

   Upon default or indication of potential default by an issuer of fixed maturity securities other than securitized financial assets, the issue(s) of such issuer would be placed on nonaccrual status and, since declines in fair value would no longer be considered by the Company to be temporary, would be analyzed for possible write-down. Any such issue would be written down to its net realizable value during the fiscal quarter in which the impairment was determined to have become other-than-temporary. Thereafter, each issue on nonaccrual status is regularly reviewed, and additional write-downs may be taken in light of later developments. The Company recorded fixed maturity write-downs on other than securitized financial assets of $9.0 million, $6.9 million and $11.4 million in 2002, 2001 and 2000, respectively.

   The Company's computation of net realizable value involves judgments and estimates, so such value should be used with care. Such value determination considers such factors as the existence and value of any collateral; the capital structure of the issuer; the level of actual and expected market interest rates; where the issue ranks in comparison with other debt of the issuer; the economic and competitive environment of the issuer and its business; the Company's view on the likelihood of success of any proposed issuer restructuring plan; and the timing, type and amount of any restructured securities that the Company anticipates it will receive.

   The Company's $177.7 million real estate portfolio at December 31, 2002 consists of joint venture and third-party mortgage loans and other real estate-related investments. At December 31, 2002 and 2001, total impaired real estate-related loans were as follows:

                                               December 31, December 31,
                                                   2002         2001
                                               ------------ ------------
        (in millions)
        Impaired loans without reserves--gross    $ 4.8        $ 7.3
        Impaired loans with reserves--gross...     10.8         11.3
                                                  -----        -----
               Total gross impaired loans.....     15.6         18.6
        Reserves related to impaired loans....     (2.7)        (2.7)
        Write-downs related to impaired loans.     (3.5)        (3.5)
                                                  -----        -----
               Net impaired loans.............    $ 9.4        $12.4
                                                  =====        =====

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The Company had an average balance of $13.6 million and $65.3 million in impaired loans for 2002 and 2001, respectively. Cash payments received on impaired loans are generally applied to reduce the outstanding loan balance.

   At December 31, 2002 and 2001, loans on nonaccrual status, before reserves and write-downs, amounted to $10.6 million and $13.0 million, respectively. The Company's nonaccrual loans are generally included in impaired loans.

Net Investment Income

   The sources of net investment income were as follows:

                                                      2002     2001     2000
                                                    -------- -------- --------
  (in thousands)
  Interest on fixed maturity securities............ $186,034 $214,505 $223,964
  Dividends on equity securities...................    4,508    4,598    4,573
  Income from short-term investments...............    1,479    2,332    3,433
  Income from mortgage loans.......................   15,598   30,771    6,091
  Income from policy loans.........................   23,189   19,394   20,088
  Income from other real estate-related investments       13       27       99
  Income from other loans and investments..........      951      646    2,455
                                                    -------- -------- --------
         Total investment income...................  231,772  272,273  260,703
  Investment expense...............................    3,442    2,854    3,233
                                                    -------- -------- --------
         Net investment income..................... $228,330 $269,419 $257,470
                                                    ======== ======== ========

   During 2001, a change in circumstances surrounding a water development project located in California's Sacramento River Valley led to a decision to reclassify the related mortgage loans to accrual status and release the general reserve allowance originally set up for these loans. These changes included the State of California's State Water Resources Control Board ("SWRCB") approval of the project's water right permit as well as the completion of a third-party appraisal of the project, subsequent to the SWRCB's approval of the permit and the project's inclusion by the CALFED Bay-Delta Program ("CALFED") as a potential early implementation project. CALFED is a collaborative effort of state and federal agencies working to find solutions for California's water management issues.

   Taken together, these facts supported, in management's best judgment, not only the level of existing debt on the project but also the accrual of interest as specified in the terms of the loans. As a result, interest income was recorded in the fourth quarter of 2001 in the amount of $24.9 million, representing interest earned in 2001 as well as recaptured interest from 2000 and 1999, the years in which the loans were on non-accrual status. The release of the general reserve allowance generated a realized gain of $16.4 million in 2001.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

Net Realized Investment Gains (Losses)

   Net realized investment gains (losses) for the years ended December 31, 2002, 2001 and 2000, were as follows:

                                                       2002     2001     2000
                                                     --------  ------- --------
(in thousands)
Real estate-related................................. $    961  $16,081 $  1,711
Fixed maturity securities...........................   15,444    4,284  (12,185)
Equity securities...................................      346      262      245
Other...............................................  (17,530)      33    1,952
                                                     --------  ------- --------
   Realized investment gains (losses) before income
     tax expense (benefit)..........................     (779)  20,660   (8,277)
Income tax expense (benefit)........................     (273)   7,231   (2,897)
                                                     --------  ------- --------
       Net realized investment gains (losses)....... $   (506) $13,429 $ (5,380)
                                                     ========  ======= ========

   The other losses, net, for 2002 consist primarily of a write-down on a leveraged lease that covers two aircraft. The aircraft are leased by United Airlines ("UAL") and were written down to zero subsequent to UAL filing Chapter 11 bankruptcy in the fourth quarter of 2002. The pre-tax write-down totaled $17.5 million.

   Unrealized gains (losses) are computed below as follows: fixed maturity securities--the difference between fair value and amortized cost, adjusted for other-than-temporary declines in value; equity and other securities--the difference between fair value and cost. The change in net unrealized investment gains (losses) by class of investment for the years ended December 31, 2002, 2001 and 2000 were as follows:

                                             December 31, December 31, December 31,
                                                 2002         2001         2000
                                             ------------ ------------ ------------
(in thousands)
Fixed maturity securities...................   $ 69,432     $69,970      $89,421
Equity and other securities.................        641        (879)       1,187
Adjustment to deferred insurance acquisition
  costs.....................................    (11,159)     (7,446)        (243)
Adjustment to value of business acquired....     (1,455)     (4,209)      (3,614)
                                               --------     -------      -------
   Unrealized gain (loss) before income tax
     expense (benefit)......................     57,459      57,436       86,751
Income tax expense (benefit)................     20,001       8,167       (1,350)
                                               --------     -------      -------
       Net unrealized gain (loss) on
         investments........................   $ 37,458     $49,269      $88,101
                                               ========     =======      =======

   Income tax expense related to the change in unrealized gains for the years ended December 31, 2002, 2001 and 2000 was $24.4 million, $12.2 million and $0, respectively. The income tax benefit related to the adjustment to deferred insurance acquisition costs for the years ended December 31, 2002, 2001 and 2000 was $3.9 million, $2.6 million and $0.1 million, respectively. The income tax benefit related to the adjustment to value of business acquired for the years ended December 31, 2002, 2001 and 2000 was $0.5 million, $1.5 million and $1.3 million, respectively.

(4) Concentration of Credit Risk

   The Company generally strives to maintain a diversified invested asset portfolio; however, certain concentrations of credit risk exist in mortgage- and asset-backed securities and real estate.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   Approximately 16.2 percent of the investment-grade fixed maturity securities at December 31, 2002 were residential mortgage-backed securities, down from
22.0 percent at December 31, 2001. Approximately 6.3 percent of the investment-grade fixed maturity securities at December 31, 2002 were commercial mortgage-backed securities, compared with 5.7 percent at December 31, 2001. The residential mortgage-backed securities consist primarily of marketable mortgage pass-through securities issued by the Government National Mortgage Association, the Federal National Mortgage Association or the Federal Home Loan Mortgage Corporation and other investment-grade securities collateralized by mortgage pass-through securities issued by these entities. The Company has not made any investments in interest-only or other similarly volatile tranches of mortgage-backed securities. The Company's mortgage-backed investments are generally of AAA credit quality, and the markets for these investments have been and are expected to remain liquid.

   Approximately 7.3 percent and 9.6 percent of the investment-grade fixed maturity securities at December 31, 2002 and 2001, respectively, consisted of asset-backed securities. The majority of investments in asset-backed securities were backed by home equity loans (34.7%), manufactured housing loans (17.7%), collateralized loan and bond obligations (15.4%) and automobile loans (13.1%).

   The Company's real estate portfolio is distributed by geographic location and property type. The geographic distribution of a majority of the real estate portfolio as of December 31, 2002 was as follows: California (58.0%), Washington (9.4%), Colorado (7.6%) and Illinois (6.6%). The property type distribution of a majority of the real estate portfolio as of December 31, 2002 was as follows: land (57.0%), hotels (31.4%) and office (6.6%).

   To maximize the value of certain land and other projects, additional development has been proceeding or has been planned. Such development of existing projects would continue to require funding, either from the Company or third parties. In the present real estate markets, third-party financing can require credit enhancing arrangements (e.g., standby financing arrangements and loan commitments) from the Company. The values of development projects are dependent on a number of factors, including Kemper's and the Company's plans with respect thereto, obtaining necessary construction and zoning permits and market demand for the permitted use of the property. There can be no assurance that such permits will be obtained as planned or at all, nor that such expenditures will occur as scheduled, nor that Kemper's or the Company's plans with respect to such projects may not change substantially.

   More than half of the Company's real estate mortgage loans are on properties or projects where the Company, Kemper, or their affiliates have taken ownership positions in joint ventures with a small number of partners.

   At December 31, 2002, loans to a master limited partnership (the "MLP") between subsidiaries of Kemper and subsidiaries of Lumbermens Mutual Casualty Company, a former affiliate, constituted approximately $102.3 million of the Company's real estate portfolio. Kemper's interest in the MLP is 75.0 percent at December 31, 2002. Loans to the MLP were placed on non-accrual status at the beginning of 1999 due to management's desire not to increase book value of the MLP over net realizable value, as interest on these loans has historically been added to principal. During 2001, a change in circumstances surrounding the water development project related to these loans led to the reclassification of these loans to accrual status. As a result, interest income was recorded in the fourth quarter of 2001 and subsequent periods and the general reserve allowance related to these loans was released. At December 31, 2002, MLP-related commitments accounted for approximately $0.2 million of the Company's off-balance-sheet legal commitments.

   At December 31, 2002, loans to and investments in joint ventures in which Patrick M. Nesbitt or his affiliates ("Nesbitt"), a third-party real estate developer, have ownership interests constituted approximately

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

$60.0 million of the Company's real estate portfolio. The Nesbitt ventures consist of nine hotel properties and one retail property. At December 31, 2002, the Company did not have any Nesbitt-related off-balance-sheet legal funding commitments outstanding. At December 31, 2002, the Company carried a valuation reserve of $0.6 million for one of these properties as its estimated fair value decreased below the debt supported by the property.

   At December 31, 2002, a loan to a joint venture amounted to $11.8 million. This affiliated mortgage loan was on an office property located in Illinois and owned by an affiliate, Zurich North America. At December 31, 2002, the Company did not have any off-balance-sheet legal funding commitments outstanding related to this investment.

   The remaining real estate-related investment amounted to $4.9 million at December 31, 2002 and consisted of mortgage loans on unzoned lots located in Hawaii. These properties are not currently producing income and the loans are on non-accrual. All zoned properties were sold by March of 2001. The Company is currently pursuing an out of court settlement with the City of Honolulu for the down zoning of certain unzoned properties. If a settlement is not reached, the trial will begin in 2003. The Company is holding the other unzoned properties for future zoning and sales. The Company anticipates that it could be a number of years until the Company obtains zoning to allow development or completely disposes of all its investment in Hawaii. At December 31, 2002, off-balance-sheet legal commitments related to Hawaiian properties totaled $4.0 million.

   At December 31, 2002, the Company no longer had any outstanding loans or investments in projects with the Prime Group, Inc. or its affiliates, as all such investments have been sold. However, the Company continues to have Prime Group-related commitments, which accounted for $25.7 million of the Company's off-balance-sheet legal commitments at December 31, 2002.

(5) Income Taxes

   Income tax expense (benefit) was as follows for the years ended December 31, 2002, 2001 and 2000:

                                      2002    2001     2000
                                    -------  ------- --------
                  (in thousands)
                   Current......... $(4,835) $11,228 $ 28,274
                   Deferred........   2,458   16,926  (27,027)
                                    -------  ------- --------
                         Total..... $(2,377) $28,154 $  1,247
                                    =======  ======= ========

   Additionally, the deferred income tax expense (benefit) related to items included in other comprehensive income was as follows for the years ended December 31, 2002, 2001 and 2000:

                                                  2002     2001     2000
                                                -------  -------  -------
     (in thousands)
     Unrealized gains and losses on investments $24,416  $12,246  $    --
     Value of business acquired................    (509)  (1,473)  (1,265)
     Deferred insurance acquisition costs......  (3,906)  (2,606)     (85)
                                                -------  -------  -------
            Total.............................. $20,001  $ 8,167  $(1,350)
                                                =======  =======  =======

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The actual income tax expense for 2002, 2001 and 2000 differed from the "expected" tax expense for those years as displayed below. "Expected" tax expense was computed by applying the U.S. federal corporate tax rate of 35 percent in 2002, 2001, and 2000 to income before income tax expense.

                                                     2002      2001     2000
                                                   --------  -------  --------
 (in thousands)
 Computed expected tax expense.................... $(52,300) $27,913  $ 17,342
 Difference between "expected" and actual tax
   expense:
    State taxes...................................      342   (2,302)      737
    Goodwill impairment and amortization of other
      intangibles.................................   55,045    4,797     4,589
    Dividend received deduction...................   (2,220)      --    (1,191)
    Foreign tax credit............................       --      (15)     (214)
    Change in valuation allowance.................       --       --   (15,201)
    Recapture of affiliated reinsurance...........       --       --    (4,599)
    Prior year tax settlements....................   (3,594)  (2,577)       --
    Other, net....................................      350      338      (216)
                                                   --------  -------  --------
        Total actual tax expense.................. $ (2,377) $28,154  $  1,247
                                                   ========  =======  ========

   Deferred tax assets and liabilities are generally determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

   The $4.6 million tax benefit related to the recapture of affiliated reinsurance in 2000 is due to the deferred tax effect related to the deemed dividend distribution. (See the note captioned "Summary of Significant Accounting Policies--Reinsurance.") This deferred tax benefit was recognized in the tax provision under current accounting guidance relating to the recognition of deferred taxes.

   The Company only records deferred tax assets if future realization of the tax benefit is more likely than not. The Company had established a valuation allowance to reduce the deferred federal tax asset related to real estate and unrealized losses on investments to a realizable amount. This amount was based on the evidence available and management's judgment. The valuation allowance is subject to future adjustments based upon, among other items, the Company's estimates of future operating earnings and capital gains. The decrease in the valuation allowance in 2001 is related to the change in the amount of unrealized losses on investments.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The tax effects of temporary differences that give rise to significant portions of the Company's net deferred federal tax assets or liabilities were as follows:

                                                              December 31, December 31,
                                                                  2002         2001
                                                              ------------ ------------
(in thousands)
Deferred federal tax assets:
   Deferred insurance acquisition costs ("DAC Tax")..........   $141,338     $135,307
   Unrealized losses on investments..........................         --           --
   Life policy reserves......................................     82,584       90,870
   Unearned revenue..........................................     56,986       55,574
   Real estate-related.......................................         --           --
   Other investment-related..................................     13,365       12,646
   Other.....................................................      6,131        3,349
                                                                --------     --------
       Total deferred federal tax assets.....................    300,404      297,746
   Valuation allowance.......................................         --           --
                                                                --------     --------
       Total deferred federal tax assets after valuation
         allowance...........................................    300,404      297,746
                                                                --------     --------
Deferred federal tax liabilities:
   Value of business acquired................................     13,439       24,608
   Deferred insurance acquisition costs......................    156,042      135,317
   Depreciation and amortization.............................     13,142       21,165
   Other investment-related..................................      4,848        7,239
   Unrealized gains on investments...........................     35,966       12,246
   Other.....................................................      3,739        1,483
                                                                --------     --------
       Total deferred federal tax liabilities................    227,176      202,058
                                                                --------     --------
Net deferred federal tax assets..............................   $ 73,228     $ 95,688
                                                                ========     ========

   The net deferred tax assets relate primarily to unearned revenue and the DAC Tax associated with a non-registered individual and group variable business-owned life insurance contract ("BOLI"). Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income over the ten year amortization period of the unearned revenue and DAC Tax to realize such deferred tax assets.

   The tax returns through the year 1996 have been examined by the Internal Revenue Service ("IRS"). Changes proposed are not material to the Company's financial position. The tax returns for the years 1997 through 1999 are currently under examination by the IRS.

(6) Related-Party Transactions

   The Company received capital contributions from Kemper totaling $37.3 million in 2002 and paid cash dividends of $13.0 million and $20.0 million to Kemper during 2001 and 2000, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of a reinsurance agreement with Federal Kemper Life Assurance Company ("FKLA"), an affiliated company.

   The Company has loans to joint ventures, consisting primarily of mortgage loans on real estate, in which the Company and/or one of its affiliates has an ownership interest. At December 31, 2002 and 2001, joint venture mortgage loans totaled $114.1 million and $104.3 million, respectively, and during 2002, 2001 and 2000, the Company earned interest income on these joint venture loans of $10.4 million, $25.4 million and $0.8 million, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In February 2001, the Company sold a $60 million group variable life policy to FKLA, covering all current FKLA employees as of February 14, 2001. The transaction, as business-owned life insurance ("BOLI"), permits FKLA to indirectly fund certain of its employee benefit obligations.

   All of the Company's personnel are employees of FKLA. Expenses are allocated to the Company for the utilization of FKLA employees and facilities. Expenses allocated to the Company from FKLA during 2002, 2001 and 2000 amounted to $29.9 million, $27.4 million and $23.3 million, respectively. The Company also paid to Kemper real estate subsidiaries fees of $0.4 million, $0.5 million and $0.6 million in 2002, 2001 and 2000, respectively, related to the management of the Company's real estate portfolio.

   The Company has a service agreement with Deutsche Investment Management Americas, Inc. ("DIM"), formerly Zurich Scudder Investments, Inc. ("ZSI"), a subsidiary of Zurich at December 31, 2001. DIM provides investment services, including purchases or sales of securities, under the supervision of the Investment Committee of the Company. On September 24, 2001, ZFS announced that it would sell 100% of its ownership in ZSI to Deutsche Bank in a transaction valued at $2.5 billion. The sale was completed on April 5, 2002. This transaction did not include Scudder's United Kingdom operations, Threadneedle Investments.

At December 31, 2002 and 2001, the Company reported the following amounts due from or (to) related parties:

                                               December 31,  December 31,
                                                   2002          2001
                                               ------------  ------------
      ZLICA................................... $     17,979  $   640,705
      Zurich Insurance Company--Bermuda Branch           --    1,131,138
      Other...................................        1,017       96,037
                                               ------------  -----------
         Receivable from related parties...... $     18,996  $ 1,867,880
                                               ============  ===========
      FKLA.................................... $ (3,536,310) $(2,064,245)
      Zurich Direct...........................      (52,607)     (83,572)
      Zurich Insurance Company--Bermuda Branch  (16,354,306)          --
      Other...................................     (108,000)  (1,859,277)
                                               ------------  -----------
         Payable to related parties........... $(20,051,223) $(4,007,094)
                                               ============  ===========
         Net payable to related parties....... $(20,032,227) $(2,139,214)
                                               ============  ===========

   Related party receivables and payables are settled each month.

   In 2000, the Company purchased PMG Securities Corporation, PMG Asset Management, Inc., PMG Marketing, Inc., and PMG Life Agency, Inc. (collectively "PMG"). The total cost was $8.2 million, resulting in the recording of intangible assets in the amount of $7.6 million. The Company owns 100 percent of the stock of PMG. Also in 2000, the Company transferred $63.3 million in fixed maturity securities and cash to fund the operations of its newly formed subsidiary, Zurich Life Insurance Company of New York ("ZLICONY"). ZLICONY received its insurance license from the State of New York in January 2001 and began writing business in May of 2001.

   At December 31, 2000, the Company held a $100.0 million investment in ZSLM Trust, issued by an affiliate. On October 30, 2001, the Company sold these bonds for cash to Farmers Group, Inc., which is an affiliated company.

   The Company held an $11.8 million real estate-related investment in an affiliated mortgage loan at December 31, 2002 and 2001.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   As previously discussed, the Company is party to an interest rate swap agreement with ZCM, an affiliated counterparty. (See the note captioned "Summary of Significant Accounting Policies--Derivative instruments" above.)

(7) Reinsurance

   As of December 31, 2002 and 2001, the reinsurance recoverable related to fixed-rate annuity liabilities ceded to FLA amounted to $215.3 million and $230.1 million, respectively.

   The Company cedes 90 percent of all new direct individual life insurance premiums to outside reinsurers. Life reserves ceded to outside reinsurers on the Company's direct business amounted to approximately $2.4 million and $2.1 million as of December 31, 2002 and 2001, respectively.

   The Company is party to a reinsurance agreement with a ZFS affiliated company, Zurich Insurance Company, Bermuda Branch ("ZICBB"). Under the terms of this agreement, the Company cedes, on a yearly renewable term basis, 100 percent of the net amount at risk (death benefit payable to the insured less the insured's separate account cash surrender value) related to BOLI. As consideration for this reinsurance coverage, the Company cedes separate account fees (cost of insurance charges) to ZICBB and, under the original agreement, retained a portion of such funds in a funds withheld account ("FWA") which is included as a component of benefits and funds payable in the accompanying consolidated balance sheet as of December 31, 2001.

   During the first quarter of 2002, the Company amended the BOLI reinsurance agreement with ZICBB. Under the amended agreement, the balance in the FWA was transferred to a trust account that acts as security for the reinsurance agreement. On January 25, 2002, approximately $222.5 million in cash was transferred to the trust account. The trust account is not reflected in the Company's consolidated financial statements but is included in ZICBB's financial statements as of December 31, 2002. At December 31, 2002, reserve credits totaling $237.6 million were secured by the trust agreement, which was supported by cash and invested assets with a fair value of approximately $252.6 million.

   The net amount at risk of the guaranteed minimum death benefit and guaranteed retirement income benefit on certain new variable annuity contracts issued between March 1, 1997 and April 30, 2000 were ceded to outside reinsurers. As of December 31, 2002 and 2001, the reinsurance recoverable related to reinsuring the net amount at risk on these contracts amounted to $24.7 million and $8.3 million, respectively.

   Effective December 31, 2001, the Company entered into a quota-share reinsurance agreement with ZICBB. Under the terms of this agreement, the Company cedes 100 percent of the net amount at risk of the guaranteed minimum death benefit and guaranteed retirement income benefit portions of a small number of specific variable annuity contracts. As consideration for this reinsurance coverage, the Company cedes 100 percent of all charges to policyholders and all revenue sharing income received from fund managers related to such reinsured policies. In 2001, the Company received $7.9 million of ceding commissions and expense allowances, and paid $1.2 million of ceded premiums, related to this reinsurance agreement. The account values related to these policies are held in the Company's separate account during the accumulation period of the contracts. The reserve credits under this treaty are secured by a trust agreement that requires the fair market value of assets therein to at least equal 102 percent of such reserve credits.

   In January 2003, the specific annuities that comprised the block of business ceded to ZICBB were surrendered. Approximately $5.0 million in surrender charges collected on these specific annuities was paid to ZICBB at the end of February 2003, as the final settlement payment related to this reinsurance agreement.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   In the fourth quarter of 2000, the yearly renewable term reinsurance agreement between the Company and FKLA was terminated. Premiums and reserves were both reduced by $7.7 million. A difference in the basis of the reserves between GAAP and statutory accounting resulted in a deemed dividend distribution to Kemper of $16.3 million.

   Also in the fourth quarter of 2000, the Company assumed from FKLA $100.0 million in premiums related to a Funding Agreement. Funding Agreements are insurance contracts similar to structured settlements, immediate annuities and guaranteed investment contracts ("GICs"). The contracts qualify as insurance under state laws and are sold as non-surrenderable immediate annuities to a trust established by a securities firm. The securities firm sold interests in the trust to institutional investors. This Funding Agreement has a variable rate of interest based upon LIBOR, is an obligation of the Company's general account and is recorded as a future policy benefit.

   As previously discussed, the Company entered into an interest rate swap in 2000 to exchange the floating-rate interest payments for fixed interest payments.

   The following table contains amounts related to the BOLI funds withheld reinsurance agreement with ZICBB (in millions):

Business Owned Life Insurance (BOLI)
(in millions)

                                            Year Ended December 31,
                                         ----------------------------
                                           2002      2001      2000
                                         --------  --------  --------
         Face amount in force........... $ 85,592  $ 85,564  $ 85,358
                                         ========  ========  ========
         Net amount at risk ceded....... $(75,288) $(76,283) $(78,169)
                                         ========  ========  ========
         Cost of insurance charges ceded $  156.5  $  168.1  $  173.8
                                         ========  ========  ========
         Funds withheld account......... $     --  $  236.1  $  228.8
                                         ========  ========  ========

   The Company's FWA supported reserve credits on reinsurance ceded on the BOLI product at December 31, 2001 and 2000. At December 31, 2002, the trust supports reserve credits on the reinsurance ceded.

(8) Postretirement Benefits Other Than Pensions

   FKLA sponsors a health and welfare benefit plan that provides insurance benefits covering substantially all eligible, active and retired employees of FKLA and their covered dependents and beneficiaries. The Company is allocated a portion of the costs of providing such benefits. The Company is self-insured with respect to medical benefits, and the plan is not funded except with respect to certain disability-related medical claims. The medical plan provides for medical insurance benefits at retirement, with eligibility based upon age and the participant's number of years of participation attained at retirement. The plan is contributory for pre-Medicare retirees, and will be contributory for all retiree coverage for most current employees, with contributions generally adjusted annually. Postretirement life insurance benefits are noncontributory and are limited to $5,000 per participant retiring in 2001 and subsequent years, and $10,000 per participant retiring in years prior to 2001.

   The allocated accumulated postretirement benefit obligation accrued by the Company as of December 31, 2002 and 2001 amounted to $1.4 million and $1.3 million, respectively.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The discount rate used in determining the allocated postretirement benefit obligation was 6.5 percent and 7.0 percent for 2002 and 2001, respectively. The assumed health care trend rate used was based on projected experience for 2002,
7.3 percent for 2003, gradually declining to 6.1 percent by the year 2007 and gradually declining thereafter.

   A one percentage point increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation as of December 31, 2002 and 2001 by $159 thousand and $142 thousand, respectively.

(9) Commitments and Contingent Liabilities

   The Company is involved in various legal actions for which it establishes liabilities where appropriate. In the opinion of the Company's management, based upon the advice of legal counsel, the resolution of such litigation is not expected to have a material adverse effect on the consolidated financial statements.

   Although neither the Company nor its joint venture projects have been identified as a "potentially responsible party" under federal environmental guidelines, inherent in the ownership of, or lending to, real estate projects is the possibility that environmental pollution conditions may exist on or near or relate to properties owned or previously owned or on properties securing loans. Where the Company has presently identified remediation costs, they have been taken into account in determining the cash flows and resulting valuations of the related real estate assets. Based on the Company's receipt and review of environmental reports on most of the projects in which it is involved, the Company believes its environmental exposure would be immaterial to its consolidated results of operations.

   However, the Company may be required in the future to take actions to remedy environmental exposures, and there can be no assurance that material environmental exposures will not develop or be identified in the future. The amount of future environmental costs is impossible to estimate due to, among other factors, the unknown magnitude of possible exposures, the unknown timing and extent of corrective actions that may be required, the determination of the Company's liability in proportion to others and the extent such costs may be covered by insurance or various environmental indemnification agreements.

(10) Financial Instruments--Off-Balance-Sheet Risk

   At December 31, 2002, the Company had future legal loan commitments and stand-by financing agreements totaling $29.9 million to support the financing needs of various real estate investments. To the extent these arrangements are called upon, amounts loaned would be collateralized by assets of the joint ventures, including first mortgage liens on the real estate. The Company's criteria in making these arrangements are the same as for its mortgage loans and other real estate investments. These commitments are included in the Company's analysis of real estate-related reserves and write-downs. The fair values of loan commitments and standby financing agreements are estimated in conjunction with and using the same methodology as the fair value estimates of mortgage loans and other real estate-related investments.

(11) Fair Value of Financial Instruments

   Fair value estimates are made at specific points in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument. A significant portion of the Company's financial instruments are carried at fair value. Fair value estimates for

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES financial instruments not carried at fair value are generally determined using discounted cash flow models and assumptions that are based on judgments regarding current and future economic conditions and the risk characteristics of the investments. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could significantly affect the estimates and such estimates should be used with care.

   Fair value estimates are determined for existing on- and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and certain liabilities that are not considered financial instruments. Accordingly, the aggregate fair value estimates presented do not represent the underlying value of the Company. For example, the Company's subsidiaries are not considered financial instruments, and their value has not been incorporated into the fair value estimates. In addition, tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in any of the estimates.

   The Company used the following methods and assumptions in estimating the fair value of its financial instruments:

      Fixed maturity securities and equity securities: Fair values were determined by using market quotations, or independent pricing services that use prices provided by market makers or estimates of fair values obtained from yield data relating to instruments or securities with similar characteristics, or fair value as determined in good faith by the Company's portfolio manager, DIM.

      Cash and short-term investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

      Policy loans: The carrying value of policy loans approximates the fair value as the Company adjusts the rates to remain competitive.

      Mortgage loans and other real estate-related investments: Fair values were estimated based upon the investments observable market price, net of estimated costs to sell and where no observable price is available, by appraised value. The estimates of fair value should be used with care given the inherent difficulty in estimating the fair value of real estate due to the lack of a liquid quotable market. Mortgage loans and other real estate-related investments are stated at their aggregate unpaid balances, less a valuation allowance of $4.8 million and $2.8 million in 2002 and 2001, respectively. The real estate portfolio is monitored closely and reserves are adjusted to reflect market conditions. This results in a carrying value that approximates fair value at December 31, 2002 and 2001.

      Other investments: The carrying amounts reported in the consolidated balance sheets for these instruments approximate fair values.

      Life policy benefits: For deposit liabilities with defined maturities, the fair value was based on the discounted value of future cash flows. The discount rate was based on the rate that would be offered for similar deposits at the reporting date. For all other deposit liabilities, primarily deferred annuities and universal life contracts, the fair value was based on the amount payable on demand at the reporting date.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

   The carrying values and estimated fair values of the Company's financial instruments at December 31, 2002 and 2001 were as follows:

                                                   December 31, 2002     December 31, 2001
                                                 --------------------- ---------------------
                                                  Carrying              Carrying
                                                   Value    Fair Value   Value    Fair Value
                                                 ---------- ---------- ---------- ----------
(in thousands)
Financial instruments recorded as assets:
   Fixed maturity securities.................... $3,420,773 $3,420,773 $3,094,560 $3,094,560
   Cash and short-term investments..............     47,436     47,436    216,479    216,479
   Mortgage loans and other real estate-related
     assets.....................................    177,691    177,691    176,440    176,440
   Policy loans.................................    223,888    223,888    239,787    239,787
   Equity securities............................     58,615     58,615     67,731     67,731
   Other invested assets........................      2,491      2,491     20,799     20,799
Financial instruments recorded as liabilities:
   Life policy benefits, excluding term life
     reserves...................................  3,625,384  3,565,147  3,376,604  3,324,417
   Funds withheld account.......................         --         --    236,134    236,134

(12) Stockholder's Equity--Retained Earnings

   The maximum amount of dividends which can be paid by insurance companies domiciled in the State of Illinois to stockholders without prior approval of regulatory authorities is restricted. In 2003, the Company cannot pay any dividends without Illinois Department of Insurance approval. In 2002, the Company did not pay dividends. The Company paid cash dividends of $13.0 million and $20.0 million to Kemper during 2001 and 2000, respectively. The Company reported a deemed dividend distribution of $16.3 million during 2000 related to the recapture of the reinsurance agreement with FKLA.

   The Company's net income (loss) and capital and surplus as determined in accordance with statutory accounting principles were as follows:

                                           2002      2001      2000
                                         --------  --------  --------
           (in thousands)
           Net income (loss)............ $(84,871) $(71,854) $ 19,975
                                         ========  ========  ========
           Statutory capital and surplus $312,653  $332,598  $397,423
                                         ========  ========  ========

   The Company's statutory net loss reflects the market downturn and its impact on reserves for guaranteed death and living benefits consistent with statutory reserving methodology.

   As of January 1, 2001, the Company adopted the Codification of Statutory Accounting Principles ("Codification") guidance. The National Association of Insurance Commissioners ("NAIC") Accounting Practices and Procedures Manual is the NAIC's primary guidance on statutory accounting. Codification provides guidance for areas where statutory accounting had been silent and changed current statutory accounting in some areas. The Illinois Insurance Department adopted Codification, effective January 1, 2001. The Company's statutory surplus was positively impacted by $16.7 million upon adoption as a result of the net effect of recording a deferred tax asset, of non-admitting non-operating system software, of non-admitting net affiliated receivables and other changes caused by Codification.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

(13) Unaudited Interim Financial Information

   The following table sets forth the Company's unaudited quarterly financial information:

                                                                Quarter Ended
                                           ------------------------------------------------------
                                           March 31   June 30  September 30 December 31    Year
                                           --------  --------  ------------ ----------- ---------
(in thousands)
2002 Operating Summary
   Revenue................................ $ 92,322  $105,170   $  92,308    $ 90,962   $ 380,762
                                           ========  ========   =========    ========   =========
   Net operating income, excluding
     realized gains, before cumulative
     effect of accounting change.......... $  8,109  $    394   $(169,309)   $ 14,261   $(146,545)
                                           ========  ========   =========    ========   =========
   Net operating income (loss), excluding
     realized gains....................... $(13,798) $    394   $(169,309)   $ 14,261   $(168,452)
   Net realized investment gains (losses).     (841)    7,613       1,037      (8,315)       (506)
                                           --------  --------   ---------    --------   ---------
       Net income (loss).................. $(14,639) $  8,007   $(168,272)   $  5,946   $(168,958)
                                           ========  ========   =========    ========   =========
2001 Operating Summary
   Revenue................................ $ 91,072  $ 98,360   $  85,013    $123,852   $ 398,297
                                           ========  ========   =========    ========   =========
   Net operating income (loss), excluding
     realized gains (losses).............. $  8,183  $ (1,364)  $  (6,443)   $ 37,792   $  38,168
   Net realized investment gains (losses).    1,375     5,257       1,206       5,591      13,429
                                           --------  --------   ---------    --------   ---------
       Net income (loss).................. $  9,558  $  3,893   $  (5,237)   $ 43,383   $  51,597
                                           ========  ========   =========    ========   =========
2000 Operating Summary
   Revenue................................ $ 87,648  $103,446   $  94,249    $ 75,567   $ 360,910
                                           ========  ========   =========    ========   =========
   Net operating income, excluding
     realized gains (losses).............. $ 12,031  $  9,953   $   8,710    $ 22,987   $  53,681
   Net realized investment gains (losses).   (1,378)     (105)        948      (4,845)     (5,380)
                                           --------  --------   ---------    --------   ---------
       Net income......................... $ 10,653  $  9,848   $   9,658    $ 18,142   $  48,301
                                           ========  ========   =========    ========   =========

(14) Operations by Business Segment

   The Company, along with FKLA, ZLICA and FLA, operate under the trade name Zurich Life, formerly Zurich Kemper Life. Prior to 2002, Zurich Life was organized by Strategic Business Unit ("SBU"). Each SBU concentrated on specific distribution channels. However, the SBUs were not managed at the legal entity level, but rather at the Zurich Life level. Zurich Life's SBUs cross legal entity lines, as certain similar products are sold by more than one legal entity and/or through more than one distribution channel.

   In 2002, the Company's management team shifted its financial focus from SBU performance to a line of business performance within each legal entity. The SBUs are now primarily responsible for market management, including distribution management, product design, sales and marketing.

   The Company has two primary operating segments, life insurance and annuities, that offer different types of products and services. These two operating segments reflect the way the Company manages its operations and makes business decisions.

   Premiums received from the sale of annuity products and the majority of our life insurance products are treated as deposit-type funds and are not recorded as revenue within the consolidated statements of operations.

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

However, revenues for both the life insurance and annuity segments are generated from investing these deposit-type funds. For universal life insurance products and fixed annuity products, deposits are primarily invested in fixed maturity securities and the Company earns investment income. Variable life insurance deposits and variable annuity deposits are transferred to the separate account and invested in underlying investment funds that invest in stocks and bonds. The Company receives cost of insurance charges and other separate account fees as revenues from this business. In addition, the Company receives premium tax and DAC Tax expense loads from certain contractholders.

   In the following table, the Company uses the caption "net operating income" as an operating measure of segment performance. Net operating income is calculated by deducting net realized investment gains or losses, net of related income taxes, and the cumulative effect of a change in accounting principle, net of tax, from net income. Net realized investment gains or losses are excluded from net operating income because they can, in part, be discretionary and are not indicative of operational trends.

   Prior period information has been restated to conform to the new composition of our segments.

                                                   Twelve Months Ended                 Twelve Months Ended
                                                    December 31, 2002                   December 31, 2001
                                           -----------------------------------  ---------------------------------
                                              Life       Annuity      Total        Life     Annuity      Total
                                           ----------  ----------  -----------  ---------- ---------- -----------
(in thousands)
Total operating revenue................... $   80,573  $  300,968  $   381,541  $   78,196 $  299,441 $   377,637
                                           ----------  ----------  -----------  ---------- ---------- -----------
Operating income (loss) before tax
 expense, goodwill impairment and
 cumulative effect of accounting change... $   13,663  $   (5,800) $     7,863  $   15,721 $   43,370 $    59,091
Income tax expense (benefit) on
 operations...............................      5,238      (7,342)      (2,104)      7,128     13,795      20,923
Goodwill impairment.......................    (32,832)   (123,679)    (156,511)         --         --          --
                                           ----------  ----------  -----------  ---------- ---------- -----------
Net operating income (loss) before
 cumulative effect of accounting change...    (24,407)   (122,137)    (146,544)      8,593     29,575      38,168
Cumulative effect of accounting change,
 net of tax...............................         --     (21,907)     (21,907)         --         --          --
                                           ----------  ----------  -----------  ---------- ---------- -----------
Net operating income (loss)............... $  (24,407) $ (144,044) $  (168,451) $    8,593 $   29,575 $    38,168
                                           ==========  ==========  ===========  ========== ========== ===========
Goodwill.................................. $       --  $       --  $        --  $    6,601 $  171,817 $   178,418
                                           ----------  ----------  -----------  ---------- ---------- -----------
Total assets.............................. $9,840,840  $8,825,442  $18,666,282  $8,841,469 $9,248,359 $18,089,828
                                           ==========  ==========  ===========  ========== ========== ===========
Total reserve for policyholder benefits in
 the general account...................... $  808,389  $3,303,100  $ 4,111,489  $  628,899 $3,005,262 $ 3,634,161
Total Separate Account liabilities........  8,848,140   4,699,236   13,547,376   7,696,013  5,412,740  13,108,753
                                           ----------  ----------  -----------  ---------- ---------- -----------
Total reserve for policyholder benefits... $9,656,529  $8,002,336  $17,658,865  $8,324,912 $8,418,002 $16,742,914
                                           ==========  ==========  ===========  ========== ========== ===========

           KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                              Twelve Months Ended
                                                               December 31, 2000
                                                       ----------------------------------
                                                          Life      Annuity      Total
                                                       ---------- ----------  -----------
(in thousands)
Total operating revenue............................... $   90,913 $  278,274  $   369,187
                                                       ---------- ----------  -----------
Operating income (loss) before tax expense, goodwill
 impairment and cumulative effect of accounting
 change............................................... $   23,820 $   34,005  $    57,825
Income tax expense (benefit) on operations............      4,171        (27)       4,144
                                                       ---------- ----------  -----------
Net operating income (loss) before cumulative effect
 of accounting change.................................     19,649     34,032       53,681
Cumulative effect of accounting change, net of tax....         --         --           --
                                                       ---------- ----------  -----------
Net operating income (loss)........................... $   19,649 $   34,032  $    53,681
                                                       ========== ==========  ===========
Goodwill.............................................. $    5,764 $  185,399  $   191,163
                                                       ---------- ----------  -----------
Total assets.......................................... $8,077,697 $7,928,946  $16,006,643
                                                       ========== ==========  ===========
Total reserve for policyholder benefits in the general
 account.............................................. $  691,290 $2,896,850  $ 3,588,140
Total Separate Account liabilities....................  7,009,309  4,170,330   11,179,639
                                                       ---------- ----------  -----------
Total reserve for policyholder benefits............... $7,700,599 $7,067,180  $14,767,779
                                                       ========== ==========  ===========

(15) Subsequent Event

   In the first quarter of 2003, the specific annuities that comprised the block of business ceded to ZICBB were surrendered. Approximately $5.0 million in surrender charges collected on these specific annuities was paid to ZICBB at the end of February, 2003, as the final settlement payment related to this reinsurance agreement.

(16) Effects of New Accounting Pronouncements

   In January, 2003, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 46 ("FIN 46"), Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51. The primary objective of FIN 46 is to provide guidance on the identification of, and financial reporting for, entities over which control is achieved through means other than voting rights; such entities are known as variable-interest entities. While there are a number of criteria that determine the effective date of FIN 46, the Company has concluded that it does not have any variable-interest entities.

APPENDIX A

TABLE OF ADJUSTED ACCUMULATION UNIT VALUES AND PERFORMANCE INFORMATION


The accumulation unit values shown in the tables are for the life of the underlying Portfolio to December 31, 2002 based on current deductions and charges applicable to the Contracts. The Contracts were initially offered August 1, 2002. Values may have varied had assets actually been allocated to the Separate Account under the Contracts. The actual performance of underlying Portfolios and actual contract charges and Optional Enhanced Death Benefit Zurich Safeguard(SM) Plus ("OEDB") rider charges have been used to compute these adjusted accumulation unit values.


 ADJUSTED ACCUMULATION UNIT VALUES

                        Alger American Growth Subaccount
                        --------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        05/01/02                  11.902686                   11.910788
        12/31/02                   8.663485                    8.649356

                     Alger American MidCap Growth Subaccount
                     ---------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        05/01/02                  12.416050                   12.424510
        12/31/02                   9.093573                    9.078745

                 Alger American Small Capitalization Subaccount
                 ----------------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        05/01/02                  12.539898                   12.548443
        12/31/02                   9.469692                    9.454253

                 American Century VP Income & Growth Subaccount
                 ----------------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        10/31/97                   9.874545                   10.007523
        12/31/97                  10.627057                   10.775214
        12/31/98                  13.302129                   13.481929
        12/31/99                  15.456213                   15.628628
        12/29/00                  13.558356                   13.638909
        12/31/01                  12.208206                   12.230788
        12/31/02                   9.513872                    9.498372

                      American Century VP Value Subaccount
                      ------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        05/01/96                   6.249848                    6.333248
        12/31/96                   6.955113                    7.046194
        12/31/97                   8.654441                    8.766087
        12/31/98                   8.929475                    9.022789
        12/31/99                   8.711188                    8.777026
        12/31/00                  10.131643                   10.183488
        12/31/01                  11.240660                   11.261027
        12/31/02                   9.636422                    9.620732

                 Credit Suisse Trust-Emerging Markets Subaccount
                 -----------------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        12/31/97                  11.522916                   11.751018
        12/31/98                   9.339899                    9.456087
        12/31/99                  16.762611                   17.035953
        12/29/00                  11.222553                   11.296124
        12/31/01                   9.960793                    9.980745
        12/31/02                   8.660043                    8.645922


                      Dreyfus IP MidCap Stock Subaccount
                      ----------------------------------


            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        05/31/98                  12.614619                   12.798096
        12/31/98                  12.684111                   12.847155
        12/31/99                  13.830227                   13.970729
        12/31/00                  14.728158                   14.830135
        12/31/01                  13.993385                   14.041602
        12/31/02                  12.020000                   12.020000

                 Dreyfus Socially Responsible Growth Subaccount
                 ----------------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        10/07/93                   5.522315                    5.595950
        12/31/93                   5.912485                    5.993077
        12/30/94                   5.916175                    5.990176
        12/29/95                   7.866026                    7.970804
        12/31/96                   9.409096                    9.531515
        12/31/97                  11.924732                   12.075883
        12/31/98                  15.212116                   15.388997
        12/31/99                  19.485354                   19.669149
        12/29/00                  17.037166                   17.130853
        12/31/01                  12.922676                   12.948808
        12/31/02                   9.004203                    8.989520

                   Dreyfus VIF-Small Company Stock Subaccount
                   ------------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        12/29/00                  18.685205                   18.814620
        12/31/01                  18.028290                   18.090458
        12/31/02                  14.200000                   14.200000

                      Fidelity VIP Contrafund(R) Subaccount
                      -------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        01/03/95                   4.316821                    4.375141
        12/29/95                   5.962877                    6.047320
        12/31/96                   7.132600                    7.229320
        12/31/97                   8.734188                    8.844097
        12/31/98                  11.189633                   11.312607
        12/31/99                  13.681290                   13.792056
        12/29/00                  12.528584                   12.586422
        12/31/01                  10.780070                   10.792029
        12/31/02                   9.573632                    9.558036

                      Fidelity VIP Equity-Income Subaccount
                      -------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        10/09/86                   2.506221                    2.549698
        12/31/86                   2.503598                    2.546631
        12/31/87                   2.441715                    2.481541
        12/31/88                   2.963057                    3.014379
        12/31/89                   3.436591                    3.498112
        12/31/90                   2.865763                    2.910021
        12/31/91                   3.726048                    3.788212
        12/31/92                   4.302007                    4.374418
        12/31/93                   5.026494                    5.111484
        12/30/94                   5.308267                    5.392589
        12/29/95                   7.088181                    7.205193
        12/31/96                   7.986460                    8.108006
        12/31/97                  10.090864                   10.233485
        12/31/98                  11.086404                   11.212822
        12/31/99                  11.592694                   11.685916
        12/29/00                  12.328994                   12.385973
        12/31/01                  11.487409                   11.500470
        12/31/02                   9.348964                    9.333725

                         Fidelity VIP Growth Subaccount
                         ------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        10/09/86                   2.331100                    2.362372
        12/31/86                   2.331223                    2.362300
        12/31/87                   2.385877                    2.417064
        12/31/88                   2.724513                    2.760855
        12/31/89                   3.543560                    3.594388
        12/31/90                   3.083460                    3.123583
        12/31/91                   4.439651                    4.503769
        12/31/92                   4.791234                    4.858911
        12/31/93                   5.649318                    5.729724
        12/30/94                   5.570923                    5.644302
        12/29/95                   7.451978                    7.553163
        12/31/96                   8.432582                    8.540312
        12/31/97                  10.272917                   10.395530
        12/31/98                  14.132054                   14.284537
        12/31/99                  19.119659                   19.276475
        12/29/00                  16.690804                   16.769253
        12/31/01                  13.474934                   13.490797
        12/31/02                   9.224752                    9.209721

                        Fidelity VIP Index 500 Subaccount
                        ---------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        08/27/92                   4.398467                    4.463790
        12/31/92                   4.656288                    4.725801
        12/31/93                   5.043635                    5.116645
        12/30/94                   5.026396                    5.093832
        12/29/95                   6.815195                    6.910121
        12/31/96                   8.253494                    8.364256
        12/31/97                  10.818811                   10.957179
        12/31/98                  13.680085                   13.831853
        12/31/99                  16.221911                   16.353728
        12/29/00                  14.431028                   14.498161
        12/31/01                  12.439129                   12.453426
        12/31/02                   9.475571                    9.460137

                 Franklin Rising Dividends Securities Subaccount
                 -----------------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        01/27/92                   5.712865                    5.931525
        12/31/92                   6.175303                    6.391238
        12/31/93                   5.860911                    6.045045
        12/31/94                   5.527931                    5.682045
        12/31/95                   7.052206                    7.223969
        12/31/96                   8.610759                    8.790162
        12/31/97                  11.263417                   11.458679
        12/31/98                  11.841811                   12.005783
        12/31/99                  10.478833                   10.587480
        12/29/00                  12.437026                   12.522777
        12/31/01                  13.888379                   13.936185
        12/31/02                  13.440000                   13.440000

                 Franklin Small Cap Value Securities Subaccount
                 ----------------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        04/30/98                  10.198469                   10.363578
        12/31/98                   7.855122                    7.963886
        12/31/99                   7.831454                    7.912656
        12/29/00                   9.626613                    9.692995
        12/31/01                  10.771175                   10.808260
        12/31/02                   9.610000                    9.610000

                 Franklin Strategic Income Securities Subaccount
                 -----------------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        07/01/99                   9.305194                    9.417891
        12/31/99                   9.467444                    9.565616
        12/29/00                   9.769224                    9.836580
        12/31/01                   9.984395                   10.018755
        12/31/02                  10.290000                   10.290000


                       Franklin U.S. Government Subaccount
                       -----------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        03/14/89                   6.007665                    6.299106
        12/31/89                   6.247654                    6.532827
        12/31/90                   6.691639                    6.973207
        12/31/91                   7.587144                    7.879558
        12/31/92                   8.078528                    8.361030
        12/31/93                   8.715114                    8.988946
        12/31/94                   8.179565                    8.407628
        12/31/95                   9.607849                    9.841877
        12/31/96                   9.788328                    9.992270
        12/31/97                  10.520769                   10.703141
        12/31/98                  11.114579                   11.268468
        12/31/99                  10.808255                   10.920315
        12/29/00                  11.837945                   11.919556
        12/31/01                  12.497901                   12.540906
        12/31/02                  13.490000                   13.490000

                      Franklin Zero Coupon 2010 Subaccount
                      ------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        03/14/89                   4.949998                    5.190103
        12/31/89                   5.671011                    5.929978
        12/31/90                   5.607743                    5.843649
        12/31/91                   6.494168                    6.744438
        12/31/92                   7.183527                    7.434712
        12/31/93                   8.862599                    9.141053
        12/31/94                   7.758008                    7.974300
        12/31/95                  10.892909                   11.158233
        12/31/96                  10.422426                   10.639567
        12/31/97                  11.946323                   12.153400
        12/31/98                  13.443782                   13.629920
        12/31/99                  11.601597                   11.721869
        12/29/00                  13.542420                   13.635773
        12/31/01                  14.065025                   14.113410

               Templeton Developing Markets Securities Subaccount
           -----------------------------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        03/04/96                  11.511864                   12.139004
        12/31/96                  10.492350                   10.950255
        12/31/97                   6.974907                    7.142475
        12/31/98                   5.322987                    5.401344
        12/31/99                   8.169098                    8.309640
        12/29/00                   5.419845                    5.461291
        12/31/01                   4.887419                    4.904368
        12/31/02                   4.798279                    4.798279

                     Mutual Discovery Securities Subaccount
            ---------------------------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        11/08/96                   4.479956                    4.575562
        12/31/96                   4.558387                    4.653346
        12/31/97                   5.350298                    5.443029
        12/31/98                   4.998020                    5.067201
        12/31/99                   6.069128                    6.132042
        12/29/00                   6.576751                    6.622079
        12/31/01                  12.313869                   12.356263
        12/31/02                  10.970000                   10.970000

                       Mutual Shares Securities Subaccount
                   -------------------------------------------

            Date          Unit Values without OEDB      Unit Values with OEDB
            ----          ------------------------      ---------------------

        11/08/96                   9.002616                    9.194780
        12/31/96                   9.294941                    9.488613
        12/31/97                  10.760390                   10.946934
        12/31/98                  10.589943                   10.736578
        12/31/99                  11.827287                   11.949938
        12/29/00                  13.169716                   13.260537
        12/31/01                  13.861646                   13.909373
        12/31/02                  12.020000                   12.020000

         12/31/02                  16.610000                   16.610000

                   INVESCO VIF - Financial Services Subaccount
                   -------------------------------------------

           Date             Unit Values without OEDB    Unit Values with OEDB
           ----             ------------------------    ---------------------

         09/20/99                  10.182025                   10.292783
         12/31/99                  11.284646                   11.409291
         12/29/00                  13.976713                   14.104776
         12/31/01                  12.465736                   12.516514
         12/31/02                  10.508163                   10.508163

                    INVESCO VIF - Health Sciences Subaccount
                    ----------------------------------------

           Date             Unit Values without OEDB    Unit Values with OEDB
           ----             ------------------------    ---------------------

         05/21/97                  10.602160                   10.808794
         12/31/97                  11.584380                   11.785294
         12/31/98                  16.272058                   16.497574
         12/31/99                  16.778447                   16.952631
         12/29/00                  21.537422                   21.686536
         12/31/01                  18.510018                   18.573851
         12/31/02                  13.750000                   13.750000

                INVESCO VIF - Real Estate Opportunity Subaccount
                ------------------------------------------------

           Date             Unit Values without OEDB    Unit Values with OEDB
           ----             ------------------------    ---------------------

         03/31/98                   9.916590                   10.080005
         12/31/98                   8.236038                    8.350090
         12/31/99                   8.126793                    8.211073
         12/29/00                  10.279199                   10.350296
         12/31/01                  10.029088                   10.063611
         12/31/02                  10.490000                   10.490000

                       INVESCO VIF - Utilities Subaccount
                       ----------------------------------

           Date             Unit Values without OEDB      Unit Values with OEDB
           ----             ------------------------      ---------------------

         01/03/95                   4.734797                    4.848595
         12/31/95                   5.086515                    5.202032
         12/31/96                   5.652747                    5.775351
         12/31/97                   6.881947                    7.034168
         12/31/98                   8.515276                    8.702592
         12/31/99                   9.982564                   10.176090
         12/29/00                  10.312771                   10.450540
         12/31/01                   6.821566                    6.851498
         12/31/02                   5.339968                    5.339968

                    JPMorgan International Opportunities Subaccount
                    -----------------------------------------------

           Date             Unit Values without OEDB      Unit Values with OEDB
           ----             ------------------------      ---------------------

         03/01/95                   7.395433                    7.597384
         12/31/95                   8.535085                    8.743032
         12/31/96                   9.496249                    9.694167
         12/31/97                   9.844695                   10.015408
         12/31/98                  10.138173                   10.278600

         12/31/99                  13.623361                   13.764726
         12/29/00                  11.273667                   11.351453
         12/31/01                   8.963456                    8.994326
         12/31/02                   7.200000                    7.200000

                        JPMorgan Mid Cap Value Subaccount
                        ---------------------------------

           Date             Unit Values without OEDB     Unit Values with OEDB
           ----             ------------------------     ---------------------

         09/28/01                  15.224290                   15.290200
         12/31/01                  16.866258                   16.924310
         12/31/02                  16.720000                   16.720000

                        JPMorgan Small Company Subaccount
                        ---------------------------------

           Date             Unit Values without OEDB     Unit Values with OEDB
           ----             ------------------------     ---------------------

         12/31/94                   5.798671                    5.890876
         12/29/95                   7.633449                    7.773741
         12/31/96                   9.185881                    9.359193
         12/31/97                  11.112665                   11.322207
         12/31/98                  10.302506                   10.442918
         12/31/99                  14.700583                   14.908295
         12/29/00                  12.767878                   12.862928
         12/31/01                  11.516382                   11.543300
         12/31/02                   9.191391                    9.176411

       Janus Aspen Mid Cap Growth (formerly Aggressive Growth) Subaccount
       ------------------------------------------------------------------

           Date             Unit Values without OEDB     Unit Values with OEDB
           ----             ------------------------     ---------------------

         09/14/93                   5.684569                    5.754581
         12/31/93                   6.714532                    6.800290
         12/31/94                   7.709484                    7.806795
         12/31/95                   9.703075                    9.826059
         12/31/96                  10.329718                   10.452580
         12/31/97                  11.477567                   11.604875
         12/31/98                  15.198346                   15.355044
         12/31/99                  33.759488                   34.055097
         12/29/00                  22.646590                   22.766480
         12/31/01                  13.450390                   13.474798
         12/31/02                   9.506474                    9.490990

                         Janus Aspen Balanced Subaccount
                         -------------------------------

           Date             Unit Values without OEDB     Unit Values with OEDB
           ----             ------------------------     ---------------------

         09/14/93                   3.975167                    4.038186
         12/31/93                   4.245805                    4.313711
         12/31/94                   4.220914                    4.283293
         12/31/95                   5.199375                    5.275960
         12/31/96                   5.956987                    6.039790
         12/31/97                   7.171698                    7.264206
         12/31/98                   9.491856                    9.601021
         12/31/99                  11.839987                   11.943357
         12/29/00                  11.483253                   11.543878
         12/31/01                  10.736416                   10.755858
         12/31/02                   9.852269                    9.836238

                          Janus Aspen Growth Subaccount
                          -----------------------------

           Date             Unit Values without OEDB      Unit Values with OEDB
           ----             ------------------------      ---------------------

         09/14/93                   5.720186                    5.803862
         12/31/93                   5.897090                    5.982801
         12/31/94                   5.976348                    6.057988
         12/31/95                   7.681247                    7.787508
         12/31/96                   8.974609                    9.093231
         12/31/97                  10.863705                   10.998103
         12/31/98                  14.528777                   14.691209
         12/31/99                  20.593843                   20.773891
         12/29/00                  17.263718                   17.355027
         12/31/01                  12.747118                   12.770242
         12/31/02                   9.184466                    9.169488

                      Janus Aspen Mid Cap Value Subaccount
                      ------------------------------------

           Date             Unit Values without OEDB     Unit Values with OEDB
           ----             ------------------------     ---------------------

         12/31/02                  10.000000                   10.000000

                     Janus Aspen Small Cap Value Subaccount
                     --------------------------------------

           Date             Unit Values without OEDB     Unit Values with OEDB
           ----             ------------------------     ---------------------

         12/31/02                  10.000000                   10.000000

                     Janus Aspen Worldwide Growth Subaccount
                     ---------------------------------------

           Date             Unit Values without OEDB     Unit Values with OEDB
           ----             ------------------------     ---------------------

         09/14/93                   4.154990                    4.209926
         12/31/93                   4.933134                    5.001322
         12/31/94                   4.939932                    5.004173
         12/31/95                   6.211709                    6.292825
         12/31/96                   7.910098                    8.011970
         12/31/97                   9.529344                    9.644459
         12/31/98                  12.111179                   12.242848
         12/31/99                  19.614003                   19.785414
         12/29/00                  16.203218                   16.288853
         12/31/01                  12.327612                   12.349954
         12/31/02                   9.005191                    8.990506

                    Oppenheimer Aggressive Growth Subaccount
                    ----------------------------------------

           Date             Unit Values without OEDB     Unit Values with OEDB
           ----             ------------------------     ---------------------

         08/15/86                   8.387589                    8.873652
         12/31/86                   8.196810                    8.660549
         12/31/87                   9.215295                    9.703226
         12/31/88                  10.276291                   10.783225
         12/31/89                  12.890751                   13.480397
         12/31/90                  10.542116                   10.986268
         12/31/91                  16.038101                   16.656538
         12/31/92                  18.201210                   18.838042
         12/31/93                  22.786792                   23.503189
         12/31/94                  20.705574                   21.283436

         12/31/95                  26.982393                   27.640620
         12/31/96                  31.892759                   32.557788
         12/31/97                  35.020239                   35.627872
         12/31/98                  38.691057                   39.227367
         12/31/99                  69.853766                   70.579655
         12/29/00                  60.968248                   61.390810
         12/31/01                  41.176047                   41.318045
         12/31/02                  29.130000                   29.130000

                   Oppenheimer Capital Appreciation Subaccount
                   -------------------------------------------

           Date             Unit Values without OEDB      Unit Values with OEDB
           ----             ------------------------      ---------------------

         04/03/85                   5.146403                    5.470120
         12/31/85                   5.564973                    5.899895
         12/31/86                   6.443619                    6.807995
         12/31/87                   6.545728                    6.892115
         12/31/88                   7.858510                    8.246013
         12/31/89                   9.550181                    9.986842
         12/31/90                   8.618409                    8.981377
         12/31/91                  10.638806                   11.048867
         12/31/92                  11.980481                   12.399478
         12/31/93                  12.634179                   13.031202
         12/31/94                  12.543753                   12.893678
         12/31/95                  16.856313                   17.267334
         12/31/96                  20.749214                   21.181692
         12/31/97                  25.846698                   26.295001
         12/31/98                  31.514453                   31.951172
         12/31/99                  43.896670                   44.352507
         12/29/00                  43.065240                   43.363610
         12/31/01                  37.005592                   37.133258
         12/31/02                  26.530000                   26.530000

                    Oppenheimer Global Securities Subaccount
                    ----------------------------------------

           Date             Unit Values without OEDB      Unit Values with OEDB
           ----             ------------------------      ---------------------

         11/12/90                   7.312548                    7.624083
         12/31/90                   7.325205                    7.633759
         12/31/91                   7.446605                    7.733639
         12/31/92                   6.801276                    7.039130
         12/31/93                  11.390771                   11.748735
         12/31/94                  10.559782                   10.854358
         12/31/95                  10.616275                   10.875095
         12/31/96                  12.295286                   12.551499
         12/31/97                  14.800923                   15.057557
         12/31/98                  16.606405                   16.836438
         12/31/99                  25.879278                   26.147938
         12/29/00                  26.716277                   26.901311
         12/31/01                  23.069067                   23.148612
         12/31/02                  17.610000                   17.610000

                       Oppenheimer High Income Subaccount
                       ----------------------------------

           Date             Unit Values without OEDB      Unit Values with OEDB
           ----             ------------------------      ---------------------

         04/30/86                   2.300650                    2.436336

         12/31/86                   2.382173                    2.516857
         12/31/87                   2.531388                    2.665337
         12/31/88                   2.876916                    3.018765
         12/31/89                   2.965998                    3.101596
         12/31/90                   3.051733                    3.180246
         12/31/91                   4.018393                    4.173262
         12/31/92                   4.659146                    4.822078
         12/31/93                   5.787827                    5.969699
         12/31/94                   5.510421                    5.664129
         12/31/95                   6.522261                    6.681276
         12/31/96                   7.390638                    7.544653
         12/31/97                   8.154800                    8.296194
         12/31/98                   8.042870                    8.154258
         12/31/99                   8.247552                    8.333097
         12/29/00                   7.806720                    7.860708
         12/31/01                   7.826637                    7.853581
         12/31/02                   7.490000                    7.490000

                       Oppenheimer Main Street Subaccount
                       ----------------------------------

           Date             Unit Values without OEDB      Unit Values with OEDB
           ----             ------------------------      ---------------------

         07/05/95                   9.328136                    9.571480
         12/31/95                  11.588911                   11.871473
         12/31/96                  15.098021                   15.412691
         12/31/97                  19.667528                   20.008642
         12/31/98                  20.247986                   20.528509
         12/31/99                  24.231765                   24.483283
         12/29/00                  21.716344                   21.866700
         12/31/01                  19.157599                   19.223651
         12/31/02                  15.260000                   15.260000

                  Oppenheimer Main Street Small Cap Subaccount
                  --------------------------------------------

           Date             Unit Values without OEDB     Unit Values with OEDB
           ----             ------------------------     ---------------------

         05/01/98                  10.443730                   10.612864
         12/31/98                   9.913603                   10.051033
         12/31/99                  14.286963                   14.435381
         12/29/00                  11.471903                   11.551343
         12/31/01                  11.238174                   11.276920
         12/31/02                   9.290000                    9.290000

                      Oppenheimer Strategic Bond Subaccount
                      -------------------------------------

           Date             Unit Values without OEDB      Unit Values with OEDB
           ----             ------------------------      ---------------------

         05/03/93                   3.127997                    3.233643
         12/31/93                   3.224790                    3.326122
         12/31/94                   3.051256                    3.136366
         12/31/95                   3.460305                    3.544664
         12/31/96                   3.812732                    3.892180
         12/31/97                   4.075387                    4.146041
         12/31/98                   4.123330                    4.180428
         12/31/99                   4.168994                    4.212227
         12/29/00                   4.207451                    4.236541
         12/31/01                   4.437631                    4.452903

       12/31/02                  4.670000                     4.670000

                      Scudder Capital Growth Subaccount
                      ---------------------------------

       05/12/97                  10.313224                   10.500185
       12/31/97                  12.039351                   12.230777
       12/31/98                  14.553426                   14.734154
       12/31/99                  19.302064                   19.474814
       12/31/00                  17.056990                   17.150769
       12/31/01                  13.476064                   13.503312
       12/31/02                   9.358742                    9.343493


    Scudder Fixed Income (formerly Scudder Investment Grade Bond) Subaccount
    ------------------------------------------------------------------------

           Date           Unit Values without OEDB      Unit Values with OEDB
           ----           ------------------------      ---------------------

       05/01/96                   7.691910                    7.814204
       12/31/96                   7.886259                    8.001230
       12/31/97                   8.471776                    8.580948
       12/31/98                   9.004298                    9.100782
       12/31/99                   8.672842                    8.737021
       12/31/00                   9.382349                    9.428026
       12/31/01                   9.755636                    9.772629
       12/31/02                  10.353277                   10.336443


                        Scudder International Subaccount
                        --------------------------------

           Date          Unit Values without OEDB      Unit Values with OEDB
           ----          ------------------------      ---------------------

       05/08/97                  12.048679                   12.321761
       12/31/97                  12.188604                   12.434068
       12/31/98                  14.212970                   14.475867
       12/31/99                  21.810898                   22.263358
       12/31/00                  16.507955                   16.665230
       12/31/01                  11.109822                   11.134378
       12/31/02                   8.881729                    8.867249

                    Scudder Government Securities Subaccount
                    ----------------------------------------

           Date           Unit Values without OEDB     Unit Values with OEDB
           ----           ------------------------     ---------------------

       09/03/87                   4.201455                    4.284973
       12/31/87                   4.212128                    4.294343
       12/31/88                   4.281147                    4.360575
       12/31/89                   4.839516                    4.934229
       12/31/90                   5.245659                    5.348692
       12/31/91                   5.972412                    6.095314
       12/31/92                   6.235773                    6.357571
       12/31/93                   6.546203                    6.666913
       12/31/94                   6.264843                    6.362649
       12/31/95                   7.361528                    7.479595
       12/31/96                   7.433019                    7.535128
       12/31/97                   7.979991                    8.076828
       12/31/98                   8.410777                    8.494908
       12/31/99                   8.332073                    8.391311
       12/31/00                   9.099358                    9.142322
       12/31/01                   9.621097                    9.637624
       12/31/02                  10.215265                   10.198639

                             Scudder Growth Subaccount
                             -------------------------

           Date          Unit Values without OEDB      Unit Values with OEDB
           ----          ------------------------      ---------------------

       12/13/83                   2.400239                    2.435751
       12/31/83                   2.471030                    2.508608
       12/31/84                   2.705083                    2.747982
       12/31/85                   3.352199                    3.414986
       12/31/86                   3.616688                    3.685800
       12/31/87                   3.626219                    3.691494
       12/31/88                   3.588419                    3.648152
       12/31/89                   4.558805                    4.649084
       12/31/90                   4.518134                    4.600016
       12/31/91                   7.181020                    7.373419
       12/31/92                   7.325377                    7.507209

       12/31/93                   8.292850                    8.502909
       12/31/94                   7.820494                    7.985603
       12/31/95                  10.302513                   10.553974
       12/31/96                  12.375034                   12.684394
       12/31/97                  14.817195                   15.183277
       12/31/98                  16.783967                   17.152020
       12/31/99                  22.707248                   23.195687
       12/31/00                  17.920267                   18.104363
       12/31/01                  13.619500                   13.656559
       12/31/02                   9.430934                    9.415568

          Scudder High Income (formerly Scudder High Yield) Subaccount
          ------------------------------------------------------------


           Date           Unit Values without OEDB      Unit Values with OEDB
           ----           ------------------------      ---------------------

       04/14/82                   1.897429                    1.920353
       12/31/82                   2.353153                    2.387492
       12/31/83                   2.669190                    2.711453
       12/31/84                   2.969795                    3.019657
       12/31/85                   3.577753                    3.646668
       12/31/86                   4.167050                    4.255664
       12/31/87                   4.354062                    4.445070
       12/31/88                   4.987803                    5.099909
       12/31/89                   4.848714                    4.947110
       12/31/90                   4.024335                    4.086595
       12/31/91                   6.073580                    6.205189
       12/31/92                   7.070043                    7.232720
       12/31/93                   8.389392                    8.596184
       12/31/94                   8.062148                    8.231048
       12/31/95                   9.345612                    9.543959
       12/31/96                  10.509971                   10.723414
       12/31/97                  11.554329                   11.766717
       12/31/98                  11.518846                   11.683683
       12/31/99                  11.563704                   11.683089
       12/31/00                  10.369328                   10.427442
       12/31/01                  10.460733                   10.481200
       12/31/02                  10.239101                   10.222452


                          Scudder Money Market Subaccount
                          -------------------------------

           Date            Unit Values without OEDB     Unit Values with OEDB
           ----            ------------------------     ---------------------

       04/06/82                   3.908963                    3.908963
       12/31/82                   4.211930                    4.211930
       12/31/83                   4.542721                    4.542721

       12/31/84                   4.965290                    4.965290
       12/31/85                   5.302894                    5.302894
       12/31/86                   5.580183                    5.580183
       12/31/87                   5.569384                    5.569384
       12/31/88                   6.224880                    6.224880
       12/31/89                   6.705586                    6.705586
       12/31/90                   7.155026                    7.155026
       12/31/91                   7.470157                    7.470157
       12/31/92                   7.610521                    7.610521
       12/31/93                   7.709562                    7.709562
       12/31/94                   7.893185                    7.893185
       12/31/95                   8.215702                    8.215702
       12/31/96                   8.498812                    8.498812
       12/31/97                   8.807268                    8.807268
       12/31/98                   9.116500                    9.116500
       12/31/99                   9.405403                    9.405403
       12/31/00                   9.815280                    9.815280
       12/31/01                  10.015822                   10.015822
       12/31/02                   9.983371                    9.983371

                       Scudder Small Cap Growth Subaccount
                       -----------------------------------

           Date          Unit Values without OEDB      Unit Values with OEDB
           ----          ------------------------      ---------------------

       05/02/94                   7.088058                    7.233083
       12/31/94                   7.296026                    7.437657
       12/31/95                   9.319972                    9.522556
       12/31/96                  11.894625                   12.176528
       12/31/97                  15.797310                   16.209174
       12/31/98                  18.412990                   18.851800
       12/31/99                  24.433006                   24.992839
       12/31/00                  21.281545                   21.539317
       12/31/01                  14.801407                   14.844892
       12/31/02                   9.659542                    9.643804

                       Scudder Technology Growth Subaccount
                       ------------------------------------

           Date          Unit Values without OEDB      Unit Values with OEDB
           ----          ------------------------      ---------------------

       05/03/99                  16.474033                   16.818752
       12/31/99                  29.218168                   30.094412
       12/31/00                  22.301969                   22.609871
       12/31/01                  14.736642                   14.783555
       12/31/02                   9.316705                    9.301531

                          Scudder Total Return Subaccount
                          -------------------------------

           Date          Unit Values without OEDB      Unit Values with OEDB
           ----          ------------------------      ---------------------

       04/14/82                   1.641210                    1.658401
       12/31/82                   2.030796                    2.056431
       12/31/83                   2.362429                    2.395638
       12/31/84                   2.213931                    2.241588
       12/31/85                   2.816789                    2.859487
       12/31/86                   3.205160                    3.257520
       12/31/87                   3.180049                    3.228462
       12/31/88                   3.518459                    3.574024
       12/31/89                   4.317658                    4.395927

       12/31/90                   4.472761                    4.550426
       12/31/91                   6.119995                    6.254552
       12/31/92                   6.129301                    6.251833
       12/31/93                   6.783562                    6.918751
       12/31/94                   6.031254                    6.125584
       12/31/95                   7.511639                    7.639782
       12/31/96                   8.653699                    8.798522
       12/31/97                  10.242634                   10.410052
       12/31/98                  11.618101                   11.786954
       12/31/99                  13.127730                   13.283218
       12/31/00                  12.548415                   12.634751
       12/31/01                  11.570258                   11.595738
       12/31/02                   9.636014                    9.620320


                       SVS Dreman Small Cap Value Subaccount
                       -------------------------------------

           Date          Unit Values without OEDB      Unit Values with OEDB
           ----          ------------------------      ---------------------

       05/01/96                  10.569160                   10.753870
       12/31/96                  10.653948                   10.823497
       12/31/97                  12.800314                   13.001930
       12/31/98                  11.157494                   11.282979
       12/31/99                  11.288368                   11.385770
       12/31/00                  11.560401                   11.629644
       12/31/01                  13.386910                   13.431998
       12/31/02                  11.650000                   11.650000

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                    With MIAA and no optional benefit riders


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                             Total Return (1)       Total Return (2)
                                                                                            (Non-Standardized)       (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                   Year-To-
                                                      Inception      Date      Ending   Cumulative %  Annualized %    Annualized %
                                                       Date (8)    % Return   Value (4)   Return        Return           Return
                                                                     (3)
------------------------------------------------------------------------------------------------------------------------------------
                    Alger American Growth Subacccount              -27.21%
                                   Life of Subaccount  08/02/2002              39,076     -2.31%        -2.31%                  N/A
                                    Life of Portfolio  05/01/2002              29,098    -27.25%       -27.25%                  N/A
                                            Ten Years                             N/A        N/A           N/A                  N/A
                                           Five Years                             N/A        N/A           N/A                  N/A
                                          Three Years                             N/A        N/A           N/A                  N/A
                                             One Year                             N/A        N/A           N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
             Alger American MidCap Growth Subacccount              -26.76%
                                   Life of Subaccount  08/02/2002              39,489     -1.28%        -1.28%                  N/A
                                    Life of Portfolio  05/01/2002              29,280    -26.80%       -26.80%                  N/A
                                            Ten Years                             N/A        N/A           N/A                  N/A
                                           Five Years                             N/A        N/A           N/A                  N/A
                                          Three Years                             N/A        N/A           N/A                  N/A
                                             One Year                             N/A        N/A           N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
      Alger American Small Capitalization Subacccount              -24.48%
                                   Life of Subaccount  08/02/2002              41,059      2.65%         2.65%                  N/A
                                    Life of Portfolio  05/01/2002              30,191    -24.52%       -24.52%                  N/A
                                            Ten Years                             N/A        N/A           N/A                  N/A
                                           Five Years                             N/A        N/A           N/A                  N/A
                                          Three Years                             N/A        N/A           N/A                  N/A
                                             One Year                             N/A        N/A           N/A                  N/A
------------------------------------------------------------------------------------------------------------------------------------
      American Century VP Income & Growth Subacccount              -22.07%
                                   Life of Subaccount  08/02/2002              40,126      0.32%         0.32%                  N/A
                                    Life of Portfolio  10/30/1997              38,415     -3.96%        -0.78%                  N/A
                                            Ten Years                             N/A        N/A           N/A                  N/A
                                           Five Years                          35,690    -10.78%        -2.25%                  N/A
                                          Three Years                          24,549    -38.63%       -15.02%                  N/A
                                             One Year                          31,148    -22.13%       -22.13%                  N/A
------------------------------------------------------------------------------------------------------------------------------------
                American Century VP Value Subacccount              -14.27%
                                   Life of Subaccount  08/02/2002              40,643      1.61%         1.61%                  N/A
                                    Life of Portfolio  05/01/1996              61,514     53.79%         6.66%                  N/A
                                            Ten Years                             N/A        N/A           N/A                  N/A
                                           Five Years                          44,419     11.05%         2.12%                  N/A
                                          Three Years                          44,176     10.44%         3.37%                  N/A
                                             One Year                          34,267    -14.33%       -14.33%                  N/A
------------------------------------------------------------------------------------------------------------------------------------
     Credit Suisse Trust-Emerging Markets Subacccount              -13.06%
                                   Life of Subaccount  05/01/1998              25,051    -37.37%        -9.53%               -9.53%
                                    Life of Portfolio  12/31/1997              29,942    -25.15%        -5.62%                  N/A
                                            Ten Years                             N/A        N/A           N/A                  N/A
                                           Five Years                          29,942    -25.15%        -5.63%                  N/A
                                          Three Years                          20,593    -48.52%       -19.85%              -21.08%
                                             One Year                          34,753    -13.12%       -13.12%              -18.60%
------------------------------------------------------------------------------------------------------------------------------------
                  Dreyfus IP MidCap Stock Subacccount              -14.10%
                                   Life of Subaccount  08/02/2002              40,680      1.70%         1.70%                  N/A

                              PERFORMANCE FIGURES
                           (as of December 31, 2002)
                      (Standardized and Non-Standardized)
                   With MIAA and no optional benefit riders


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Average Annual
                                                                                            Total Return (1)       Total Return (2)
                                                                                           (Non-Standardized)       (Standardized)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    Year-To-
                                                         Inception    Date     Ending   Cumulative %  Annualized %    Annualized %
                                                            Date    % Return  Value (4)   Return        Return           Return
                                                                      (3)
-----------------------------------------------------------------------------------------------------------------------------------
                                      Life of Portfolio  05/31/1998            38,004         -4.99%        -1.11%              N/A
                                              Ten Years                           N/A            N/A           N/A              N/A
                                             Five Years                           N/A            N/A           N/A              N/A
                                            Three Years                        34,692        -13.27%        -4.63%              N/A
                                               One Year                        34,335        -14.16%       -14.16%              N/A
------------------------------------------------------------------------------------------------------------------------------------
        Dreyfus Socially Responsible Growth Subacccount             -30.32%
                                     Life of Subaccount  08/02/2002            39,571         -1.07%        -1.07%              N/A
                                      Life of Portfolio  10/07/1993            64,999         62.50%         5.40%              N/A
                                              Ten Years                           N/A            N/A           N/A              N/A
                                             Five Years                        30,083        -24.79%        -5.54%              N/A
                                            Three Years                        18,412        -53.97%       -22.79%              N/A
                                               One Year                        27,847        -30.38%       -30.38%              N/A
------------------------------------------------------------------------------------------------------------------------------------

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                    With MIAA and no optional benefit riders


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                                 Total Return (1)   Total Return (2)
                                                                                                (Non-Standardized)   (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Year-To-
                                                         Inception     Date %     Ending    Cumulative % Annualized %  Annualized %
                                                          Date (8)   Return (3)  Value (4)    Return       Return        Return
------------------------------------------------------------------------------------------------------------------------------------
            Dreyfus VIF Small Company Stock Subacccount              -21.23%
                                     Life of Subaccount  05/01/2003                   N/A          N/A          N/A        N/A
                                      Life of Portfolio  12/29/2000                30,350      -24.12%      -12.86%        N/A
                                              Ten Years                               N/A          N/A          N/A        N/A
                                             Five Years                               N/A          N/A          N/A        N/A
                                            Three Years                               N/A          N/A          N/A        N/A
                                               One Year                            31,482      -21.29%      -21.29%        N/A
------------------------------------------------------------------------------------------------------------------------------------
                    Fidelity VIP Contrafund Subacccount              -11.19%
                                     Life of Subaccount  08/02/2002                40,137        0.34%        0.34%        N/A
                                      Life of Portfolio  01/03/1995                88,518      121.30%       10.44%        N/A
                                              Ten Years                               N/A          N/A          N/A        N/A
                                             Five Years                            43,724        9.31%        1.80%        N/A
                                            Three Years                            27,918      -30.20%      -11.30%        N/A
                                               One Year                            35,499      -11.25%      -11.25%        N/A
------------------------------------------------------------------------------------------------------------------------------------
                 Fidelity VIP Equity-Income Subacccount              -18.62%
                                     Life of Subaccount  08/02/2002                40,431        1.08%        1.08%        N/A
                                      Life of Portfolio  10/09/1986               148,822      272.06%        8.43%        N/A
                                              Ten Years                            86,687      116.72%        8.04%        N/A
                                             Five Years                            36,939       -7.65%       -1.58%        N/A
                                            Three Years                            32,186      -19.53%       -6.99%        N/A
                                               One Year                            32,530      -18.68%      -18.68%        N/A
------------------------------------------------------------------------------------------------------------------------------------
                        Fidelity VIP Growth Subacccount              -31.54%
                                     Life of Subaccount  08/02/2002                40,285        0.71%        0.71%        N/A
                                      Life of Portfolio  10/09/1986               157,900      294.75%        8.82%        N/A
                                              Ten Years                            76,774       91.93%        6.74%        N/A
                                             Five Years                            35,799      -10.50%       -2.19%        N/A
                                            Three Years                            19,227      -51.93%      -21.67%        N/A
                                               One Year                            27,359      -31.60%      -31.60%        N/A
------------------------------------------------------------------------------------------------------------------------------------
                     Fidelity VIP Index 500 Subacccount              -23.82%
                                     Life of Subaccount  08/02/2002                40,670        1.68%        1.68%        N/A
                                      Life of Portfolio  08/27/1992                85,923      114.81%        7.67%        N/A
                                              Ten Years                            81,160      102.90%        7.33%        N/A
                                             Five Years                            34,914      -12.72%       -2.68%        N/A
                                            Three Years                            23,293      -41.77%      -16.49%        N/A
                                               One Year                            30,446      -23.88%      -23.88%        N/A
------------------------------------------------------------------------------------------------------------------------------------
       Franklin Rising Dividends Securities Subacccount               -3.23%
                                     Life of Subaccount  05/01/2003                   N/A          N/A          N/A        N/A
                                      Life of Portfolio  01/27/1992                93,841      134.60%        8.11%        N/A
                                              Ten Years                            86,816      117.04%        8.06%        N/A
                                             Five Years                            47,610       19.02%        3.54%        N/A
                                            Three Years                            51,231       28.08%        8.60%        N/A
                                               One Year                            38,685       -3.29%       -3.29%        N/A
------------------------------------------------------------------------------------------------------------------------------------
       Franklin Small Cap Value Securities Subacccount               -10.78%
                                     Life of Subaccount  05/01/2003                   N/A          N/A          N/A        N/A

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                    With MIAA and no optional benefit riders


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                             Total Return (1)       Total Return (2)
                                                                                            (Non-Standardized)       (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                      Year-To-
                                                          Inception     Date %    Ending   Cumulative % Annualized %    Annualized %
                                                           Date (8)   Return (3)  Value (4)   Return       Return           Return
------------------------------------------------------------------------------------------------------------------------------------
                                      Life of Portfolio  04/30/1998              37,580      -6.05%       -1.33%           N/A
                                              Ten Years                             N/A         N/A          N/A           N/A
                                             Five Years                             N/A         N/A          N/A           N/A
                                            Three Years                          49,012      22.53%        7.01%           N/A
                                               One Year                          35,664     -10.84%      -10.84%           N/A
------------------------------------------------------------------------------------------------------------------------------------
       Franklin Strategic Income Securities Subacccount                3.06%
                                     Life of Subaccount  05/01/2003                 N/A         N/A          N/A           N/A
                                      Life of Portfolio  07/01/1999              44,149      10.37%        2.86%           N/A
                                              Ten Years                             N/A         N/A          N/A           N/A
                                             Five Years                             N/A         N/A          N/A           N/A
                                            Three Years                          43,403       8.51%        2.76%           N/A
                                               One Year                          41,200       3.00%        3.00%           N/A
------------------------------------------------------------------------------------------------------------------------------------

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                    With MIAA and no optional benefit riders


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                                Total Return (1)    Total Return (2)
                                                                                             (Non-Standardized)      (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                         Inception  Year-To-Date  Ending   Cumulative % Annualized %  Annualized %
                                                          Date (8)  % Return (3) Value (4)   Return        Return        Return
------------------------------------------------------------------------------------------------------------------------------------
                   Franklin U.S. Government Subacccount                  7.94%
                                     Life of Subaccount   05/01/2003                  N/A        N/A        N/A               N/A
                                      Life of Portfolio   03/14/1989               89,487    123.72%      6.00%               N/A
                                              Ten Years                            66,554     66.39%      5.22%               N/A
                                             Five Years                            51,169     27.92%      5.05%               N/A
                                            Three Years                            49,853     24.63%      7.62%               N/A
                                               One Year                            43,151      7.88%      7.88%               N/A
------------------------------------------------------------------------------------------------------------------------------------
                  Franklin Zero Coupon 2010 Subacccount                 18.09%
                                     Life of Subaccount   05/01/2003                  N/A        N/A        N/A               N/A
                                      Life of Portfolio   03/14/1989              133,891    234.73%      9.14%               N/A
                                              Ten Years                            92,249    130.62%      8.72%               N/A
                                             Five Years                            55,495     38.74%      6.77%               N/A
                                            Three Years                            57,196     42.99%     12.66%               N/A
                                               One Year                            47,214     18.03%     18.03%               N/A
------------------------------------------------------------------------------------------------------------------------------------
                Mutual Discovery Securities Subacccount                -10.91%
                                     Life of Subaccount   05/01/2003                  N/A        N/A        N/A               N/A
                                      Life of Portfolio   11/08/1996               97,800    144.50%     15.65%               N/A
                                              Ten Years                               N/A        N/A        N/A               N/A
                                             Five Years                            81,894    104.74%     15.41%               N/A
                                            Three Years                            72,228     80.57%     21.77%               N/A
                                               One Year                            35,611    -10.97%    -10.97%               N/A
------------------------------------------------------------------------------------------------------------------------------------
                   Mutual Shares Securities Subacccount                -13.29%
                                     Life of Subaccount   05/01/2003                  N/A        N/A        N/A               N/A
                                      Life of Portfolio   11/08/1996               53,259     33.15%      4.77%               N/A
                                              Ten Years                               N/A        N/A        N/A               N/A
                                             Five Years                            44,562     11.41%      2.18%               N/A
                                            Three Years                            40,580      1.45%      0.48%               N/A
                                               One Year                            34,662    -13.35%    -13.35%               N/A
------------------------------------------------------------------------------------------------------------------------------------
    Templeton Developing Markets Securities Subacccount                 -1.82%
                                     Life of Subaccount   05/01/2003                  N/A        N/A        N/A               N/A
                                      Life of Portfolio   03/04/1996               16,509    -58.73%    -12.15%               N/A
                                              Ten Years                               N/A        N/A        N/A               N/A
                                             Five Years                            27,397    -31.51%     -7.29%               N/A
                                            Three Years                            23,423    -41.44%    -16.34%               N/A
                                               One Year                            39,246     -1.88%     -1.88%               N/A
------------------------------------------------------------------------------------------------------------------------------------
           INVESCO VIF - Financial Services Subacccount                -15.70%
                                     Life of Subaccount   05/01/2003                  N/A        N/A        N/A               N/A
                                      Life of Portfolio   09/20/1999               41,202      3.01%      0.91%               N/A
                                              Ten Years                               N/A        N/A        N/A               N/A
                                             Five Years                               N/A        N/A        N/A               N/A
                                            Three Years                            37,176     -7.06%     -2.41%               N/A
                                               One Year                            33,695    -15.76%    -15.76%               N/A
------------------------------------------------------------------------------------------------------------------------------------
              INVESCO VIF - Health Sciences Subacccount                -25.72%
                                     Life of Subaccount   05/01/2003                  N/A        N/A        N/A               N/A

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                    With MIAA and no optional benefit riders


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    Average Annual
                                                                                               Total Return (1)     Total Return (2)
                                                                                             (Non-Standardized)      (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                        Inception  Year-To-Date    Ending  Cumulative %   Annualized % Annualized %
                                                         Date (8)   % Return (3)  Value (4)   Return         Return       Return
------------------------------------------------------------------------------------------------------------------------------------
                                    Life of Portfolio  05/21/1997                51,741      29.35%       4.69%               N/A
                                            Ten Years                               N/A         N/A         N/A               N/A
                                           Five Years                            47,358      18.39%       3.43%               N/A
                                          Three Years                            32,708     -18.23%      -6.49%               N/A
                                             One Year                            29,690     -25.78%     -25.78%               N/A
------------------------------------------------------------------------------------------------------------------------------------
    INVESCO VIF - Real Estate Opportunity Subacccount                4.60%
                                   Life of Subaccount  05/01/2003                   N/A         N/A         N/A               N/A
                                    Life of Portfolio  03/31/1998                42,199       5.50%       1.13%               N/A
                                            Ten Years                               N/A         N/A         N/A               N/A
                                           Five Years                               N/A         N/A         N/A               N/A
                                          Three Years                            51,560      28.90%       8.83%               N/A
                                             One Year                            41,814       4.54%       4.54%               N/A
------------------------------------------------------------------------------------------------------------------------------------

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                    With MIAA and no optional benefit riders


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Average Annual
                                                                                                Total Return (1)   Total Return (2)
                                                                                              (Non-Standardized)   (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                          Inception  Year-To-Date   Ending    Cumulative % Annualized % Annualized %
                                                           Date (8)  % Return (3)  Value (4)   Return       Return        Return
------------------------------------------------------------------------------------------------------------------------------------
                    INVESCO VIF - Utilities Subacccount                 -21.72%
                                     Life of Subaccount    05/01/2001                 21,042    -47.40%      -31.95%     -34.19%
                                      Life of Portfolio    01/03/1995                 44,921     12.30%        1.46%         N/A
                                              Ten Years                                  N/A        N/A          N/A         N/A
                                             Five Years                               30,918    -22.71%       -5.02%         N/A
                                            Three Years                               21,325    -46.69%      -18.91%         N/A
                                               One Year                               31,288    -21.78%      -21.78%     -26.71%
------------------------------------------------------------------------------------------------------------------------------------
      JP Morgan International Opportunities Subacccount                 -19.67%
                                     Life of Subaccount    05/01/2003                    N/A        N/A          N/A         N/A
                                      Life of Portfolio    03/01/1995                 38,755     -3.11%       -0.40%         N/A
                                              Ten Years                                  N/A        N/A          N/A         N/A
                                             Five Years                               29,134    -27.16%       -6.14%         N/A
                                            Three Years                               21,068    -47.33%      -19.24%         N/A
                                               One Year                               32,106    -19.73%      -19.73%         N/A
------------------------------------------------------------------------------------------------------------------------------------
                    JP Morgan Mid Cap Value Subacccount                  -0.87%
                                     Life of Subaccount    05/01/2003                    N/A        N/A          N/A         N/A
                                      Life of Portfolio    09/28/2001                 43,900      9.75%        7.68%         N/A
                                              Ten Years                                  N/A        N/A          N/A         N/A
                                             Five Years                                  N/A        N/A          N/A         N/A
                                            Three Years                                  N/A        N/A          N/A         N/A
                                               One Year                               39,629     -0.93%       -0.93%         N/A
------------------------------------------------------------------------------------------------------------------------------------
                    JP Morgan Small Company Subacccount                 -20.19%
                                     Life of Subaccount    05/03/1999                 35,565    -11.09%       -3.15%      -4.12%
                                      Life of Portfolio    12/31/1994                 63,211     58.03%        5.88%         N/A
                                              Ten Years                                  N/A        N/A          N/A         N/A
                                             Five Years                               32,964    -17.59%       -3.80%         N/A
                                            Three Years                               24,938    -37.66%      -14.57%     -15.88%
                                               One Year                               31,901    -20.25%      -20.25%     -25.28%
------------------------------------------------------------------------------------------------------------------------------------
                   Janus Aspen Mid Cap Growth (formerly
                          Aggressive Growth) Subaccount                 -29.32%
                                     Life of Subaccount    08/02/2002                 40,543      1.36%        1.36%         N/A
                                      Life of Portfolio    09/14/1993                 66,670     66.67%        5.65%         N/A
                                              Ten Years                                  N/A        N/A          N/A         N/A
                                             Five Years                               33,011    -17.47%       -3.77%         N/A
                                            Three Years                               11,192    -72.02%      -34.59%         N/A
                                               One Year                               28,247    -29.38%      -29.38%         N/A
------------------------------------------------------------------------------------------------------------------------------------
                       Janus Aspen Balanced Subacccount                  -8.24%
                                     Life of Subaccount    08/02/2002                 40,180      0.45%        0.45%         N/A
                                      Life of Portfolio    09/14/1993                 98,915    147.29%       10.22%         N/A
                                              Ten Years                                  N/A        N/A          N/A         N/A
                                             Five Years                               54,831     37.08%        6.51%         N/A
                                            Three Years                               33,213    -16.97%       -6.01%         N/A
                                               One Year                               36,682     -8.30%       -8.30%         N/A
------------------------------------------------------------------------------------------------------------------------------------
                         Janus Aspen Growth Subacccount                 -27.95%
                                     Life of Subaccount    08/02/2002                 40,071      0.18%        0.18%         N/A

                              PERFORMANCE FIGURES
                           (as of December 31, 2002)
                      (Standardized and Non-Standardized)
                   With MIAA and no optional benefit riders


------------------------------------------------------------------------------------------------------------------------------------
                                                                                            Total Return (1)         Average Annual
                                                                                           (Non-Standardized)       Total Return (2)
                                                                                                                     (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                 Inception   Year-To-Date   Ending     Cumulative %   Annualized %   Annualized %
                                                  Date (8)   % Return (3)  Value (4)     Return         Return          Return
------------------------------------------------------------------------------------------------------------------------------------
                               Life of Portfolio 09/14/1993                  64,002         60.00%          5.18%           N/A
                                       Ten Years                                N/A            N/A            N/A           N/A
                                      Five Years                             33,697        -15.76%         -3.37%           N/A
                                     Three Years                             17,767        -55.58%        -23.70%           N/A
                                        One Year                             28,797        -28.01%        -28.01%           N/A
------------------------------------------------------------------------------------------------------------------------------------
    Janus Aspen Worldwide Growth Subacccount (7)               -26.95%
                              Life of Subaccount 08/02/2002                  38,527         -3.68%         -3.68%           N/A
                               Life of Portfolio 09/14/1993                  86,470        116.17%          8.64%           N/A
                                       Ten Years                                N/A            N/A            N/A           N/A
                                      Five Years                             37,680         -5.80%         -1.19%           N/A
                                     Three Years                             18,293        -54.27%        -22.96%           N/A
                                        One Year                             29,196        -27.01%        -27.01%           N/A
------------------------------------------------------------------------------------------------------------------------------------

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                    With MIAA and no optional benefit riders


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                             Total Return (1)       Total Return (2)
                                                                                            (Non-Standardized)       (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                     Inception   Year-To-Date   Ending   Cumulative %  Annualized %    Annualized %
                                                      Date (8)   % Return (3)  Value (4)   Return        Return          Return
------------------------------------------------------------------------------------------------------------------------------------
                          Janus Aspen Mid Cap Value                    N/A
                                 Life of Subaccount  05/01/2003                    N/A           N/A           N/A             N/A
                                  Life of Portfolio  12/31/2002                    N/A           N/A           N/A             N/A
                                          Ten Years                                N/A           N/A           N/A             N/A
                                         Five Years                                N/A           N/A           N/A             N/A
                                        Three Years                                N/A           N/A           N/A             N/A
                                           One Year                                N/A           N/A           N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------
                        Janus Aspen Small Cap Value                    N/A
                                 Life of Subaccount  05/01/2003                    N/A           N/A           N/A             N/A
                                  Life of Portfolio  12/31/2002                    N/A           N/A           N/A             N/A
                                          Ten Years                                N/A           N/A           N/A             N/A
                                         Five Years                                N/A           N/A           N/A             N/A
                                        Three Years                                N/A           N/A           N/A             N/A
                                           One Year                                N/A           N/A           N/A             N/A
------------------------------------------------------------------------------------------------------------------------------------
          Oppenheimer Aggressive Growth Subacccount                -29.25%
                                 Life of Subaccount  05/01/2003                    N/A           N/A           N/A             N/A
                                  Life of Portfolio  08/15/1986                138,526       246.32%         7.87%             N/A
                                          Ten Years                             63,778        59.44%         4.78%             N/A
                                         Five Years                             33,152       -17.12%        -3.69%             N/A
                                        Three Years                             16,609       -58.48%       -25.40%             N/A
                                           One Year                             28,274       -29.31%       -29.31%             N/A
------------------------------------------------------------------------------------------------------------------------------------
       Oppenheimer Capital Appreciation Subacccount                -28.31%
                                 Life of Subaccount  05/01/2003                    N/A           N/A           N/A             N/A
                                  Life of Portfolio  04/03/1985                205,776       414.44%         9.66%             N/A
                                          Ten Years                             88,337       120.84%         8.25%             N/A
                                         Five Years                             40,937         2.34%         0.46%             N/A
                                        Three Years                             24,103       -39.74%       -15.54%             N/A
                                           One Year                             28,653       -28.37%       -28.37%             N/A
------------------------------------------------------------------------------------------------------------------------------------
          Oppenheimer Global Securities Subacccount                -23.66%
                                 Life of Subaccount  05/01/2003                    N/A           N/A           N/A             N/A
                                  Life of Portfolio  11/12/1990                 96,036       140.09%         7.48%             N/A
                                          Ten Years                            103,329       158.32%         9.96%             N/A
                                         Five Years                             47,472        18.68%         3.48%             N/A
                                        Three Years                             27,147       -32.13%       -12.12%             N/A
                                           One Year                             30,510       -23.72%       -23.72%             N/A
------------------------------------------------------------------------------------------------------------------------------------
                Oppenheimer High Income Subacccount                 -4.30%
                                 Life of Subaccount  05/01/2003                    N/A           N/A           N/A             N/A
                                  Life of Portfolio  04/30/1986                129,824       224.56%         7.31%             N/A
                                          Ten Years                             64,064        60.16%         4.82%             N/A
                                         Five Years                             36,619        -8.45%        -1.75%             N/A
                                        Three Years                             36,254        -9.37%        -3.22%             N/A
                                           One Year                             38,256        -4.36%        -4.36%             N/A
------------------------------------------------------------------------------------------------------------------------------------
                Oppenheimer Main Street Subacccount                -20.34%
                                 Life of Subaccount  05/01/2003                    N/A           N/A           N/A             N/A

                              PERFORMANCE FIGURES
                           (as of December 31, 2002)
                      (Standardized and Non-Standardized)
                   With MIAA and no optional benefit riders

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                              Total Return (1)      Total Return (2)
                                                                                             (Non-Standardized)      (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                     Inception    Year-To-Date   Ending   Cumulative %  Annualized %   Annualized %
                                                      Date (8)    % Return (3)  Value (4)    Return        Return         Return
------------------------------------------------------------------------------------------------------------------------------------
                                  Life of Portfolio  07/05/1995                   65,257        63.14%        6.75%            N/A
                                          Ten Years                                  N/A           N/A          N/A            N/A
                                         Five Years                               30,916       -22.71%      - 5.02%            N/A
                                        Three Years                               25,118       -37.20%      -14.37%            N/A
                                           One Year                               31,838       -20.40%      -20.40%            N/A
------------------------------------------------------------------------------------------------------------------------------------
      Oppenheimer Main Street Small Cap Subacccount                -17.34%
                                 Life of Subaccount  05/01/2003                      N/A           N/A          N/A            N/A
                                  Life of Portfolio  05/01/1998                   35,469        11.33%       -2.54%            N/A
                                          Ten Years                                  N/A           N/A          N/A            N/A
                                         Five Years                                  N/A           N/A          N/A            N/A
                                        Three Years                               25,938       -35.16%      -13.45%            N/A
                                           One Year                               33,042       -17.40%      -17.40%            N/A
------------------------------------------------------------------------------------------------------------------------------------

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                    With MIAA and no optional benefit riders


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                               Total Return (1)     Total Return (2)
                                                                                              (Non-Standardized)      Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                     Inception    Year-To-Date    Ending   Cumulative %  Annualized %  Annualized %
                                                      Date (8)    % Return (3)   Value (4)    Return        Return        Return
------------------------------------------------------------------------------------------------------------------------------------
            Oppenheimer Strategic Bond Subacccount                       5.24%
                                Life of Subaccount   05/01/2003                       N/A             N/A           N/A         N/A
                                 Life of Portfolio   05/03/1993                    59,487          48.72%         4.19%         N/A
                                         Ten Years                                    N/A             N/A           N/A         N/A
                                        Five Years                                 45,716          14.29%         2.71%         N/A
                                       Three Years                                 44,735          11.84%         3.80%         N/A
                                          One Year                                 42,071           5.18%         5.18%         N/A
-----------------------------------------------------------------------------------------------------------------------------------
                Scudder Capital Growth Subacccount                     -30.55%
                                Life of Subaccount   08/02/2002                    39,850          -0.37%        -0.37%         N/A
                                 Life of Portfolio   05/12/1997                    36,163          -9.59%        -1.77%         N/A
                                         Ten Years                                    N/A             N/A           N/A         N/A
                                        Five Years                                 30,974         -22.57%        -4.99%         N/A
                                       Three Years                                 19,322         -51.69%       -21.54%         N/A
                                          One Year                                 27,755         -30.61%       -30.61%         N/A
-----------------------------------------------------------------------------------------------------------------------------------
 Scudder Fixed Income (formerly Scudder Investment
                            Grade Bond) Subaccount                       6.13%
                                Life of Subaccount   08/02/2002                    41,122           2.81%         2.81%         N/A
                                 Life of Portfolio   05/01/1996                    53,680          34.20%         4.51%         N/A
                                         Ten Years                                    N/A             N/A           N/A         N/A
                                        Five Years                                 48,764          21.91%         4.04%         N/A
                                       Three Years                                 47,678          19.20%         6.03%         N/A
                                          One Year                                 42,426           6.07%         6.07%         N/A
-----------------------------------------------------------------------------------------------------------------------------------
             Scudder International Subacccount (5)                     -20.06%
                                Life of Subaccount   08/02/2002                    38,526          -3.69%        -3.69%         N/A
                                 Life of Portfolio   05/08/1997                    29,351         -26.62%        -5.33%         N/A
                                         Ten Years                                    N/A             N/A           N/A         N/A
                                        Five Years                                 29,028         -27.43%        -6.21%         N/A
                                       Three Years                                 16,217         -59.46%       -25.99%         N/A
                                          One Year                                 31,954         -20.12%       -20.12%         N/A
-----------------------------------------------------------------------------------------------------------------------------------
         Scudder Government Securities Subacccount                       6.18%
                                Life of Subaccount   08/02/2002                    40,632           1.58%         1.58%         N/A
                                 Life of Portfolio   09/03/1987                    96,886         142.22%         5.94%         N/A
                                         Ten Years                                 65,287          63.22%         5.02%         N/A
                                        Five Years                                 51,084          27.71%         5.01%         N/A
                                       Three Years                                 48,969          22.42%         6.98%         N/A
                                          One Year                                 42,446           6.12%         6.12%         N/A
-----------------------------------------------------------------------------------------------------------------------------------
                        Scudder Growth Subacccount                     -30.75%
                                Life of Subaccount   08/02/2002                    40,282           0.70%         0.70%         N/A
                                 Life of Portfolio   12/13/1983                   156,709         291.77%         7.43%         N/A
                                         Ten Years                                 51,257          28.14%         2.51%         N/A
                                        Five Years                                 25,339         -36.65%        -8.73%         N/A
                                       Three Years                                 16,541         -58.65%       -25.50%         N/A
                                          One Year                                 27,674         -30.81%       -30.81%         N/A
-----------------------------------------------------------------------------------------------------------------------------------
             Scudder High Income (formerly Scudder
                       High Yield) Subacccount (6)                      -2.12%
                                Life of Subaccount   08/02/2002                    42,106           5.26%         5.26%         N/A

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                    With MIAA and no optional benefit riders


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                            Total Return (1)        Total Return (2)
                                                                                           (Non-Standardized)        (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                              Year-To-
                                                 Inception     Date %      Ending     Cumulative %    Annualized %    Annualized %
                                                  Date (8)     Return     Value (4)      Return          Return          Return
                                                                 (3)
------------------------------------------------------------------------------------------------------------------------------------
                             Life of Portfolio   04/14/1982                215,355         438.39%           8.46%             N/A
                                     Ten Years                              57,690          44.22%           3.73%             N/A
                                    Five Years                              35,327         -11.68%          -2.45%             N/A
                                   Three Years                              35,346         -11.63%          -4.04%             N/A
                                      One Year                              39,129          -2.18%          -2.18%             N/A
------------------------------------------------------------------------------------------------------------------------------------
       Scudder Money Market #1 Subacccount (7)                 -0.32%
                            Life of Subaccount   08/02/2002                 39,926          -0.19%          -0.19%             N/A
                             Life of Portfolio   04/06/1982                101,661         154.15%           4.60%             N/A
                                     Ten Years                              52,231          30.58%           2.70%             N/A
                                    Five Years                              45,222          13.05%           2.48%             N/A
                                   Three Years                              42,386           5.97%           1.95%             N/A
                                      One Year                              39,846          -0.38%          -0.38%             N/A
------------------------------------------------------------------------------------------------------------------------------------

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                    With MIAA and no optional benefit riders


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                             Total Return (1)       Total Return (2)
                                                                                            (Non-Standardized)       (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Year-To-
                                                   Inception     Date %     Ending     Cumulative %   Annualized %    Annualized %
                                                     Date (8)    Return    Value (4)      Return         Return          Return
                                                                   (3)
------------------------------------------------------------------------------------------------------------------------------------
            Scudder Small Cap Growth Subacccount                -34.74%
                              Life of Subaccount   08/02/2002                 40,765          1.91%          1.91%             N/A
                               Life of Portfolio   05/02/1994                 54,304         35.76%          3.59%             N/A
                                       Ten Years                                 N/A            N/A            N/A             N/A
                                      Five Years                              24,339        -39.15%         -9.46%             N/A
                                     Three Years                              15,742        -60.65%        -26.72%             N/A
                                        One Year                              26,080        -34.80%        -34.80%             N/A
------------------------------------------------------------------------------------------------------------------------------------
           Scudder Technology Growth Subacccount                -36.78%
                              Life of Subaccount   08/02/2002                 42,539          6.35%          6.35%             N/A
                               Life of Portfolio   05/03/1999                 22,534        -43.67%        -14.49%             N/A
                                       Ten Years                                 N/A            N/A            N/A             N/A
                                      Five Years                                 N/A            N/A            N/A             N/A
                                     Three Years                              12,683        -68.29%        -31.81%             N/A
                                        One Year                              25,265        -36.84%        -36.84%             N/A
------------------------------------------------------------------------------------------------------------------------------------
            Scudder Total Return Subacccount (6)                -16.72%
                              Life of Subaccount   08/02/2002                 39,883         -0.29%         -0.29%             N/A
                               Life of Portfolio   04/14/1982                234,354        485.88%          8.90%             N/A
                                       Ten Years                              62,645         56.61%          4.59%             N/A
                                      Five Years                              37,511         -6.22%         -1.28%             N/A
                                     Three Years                              29,289        -26.78%         -9.87%             N/A
                                        One Year                              33,289        -16.78%        -16.78%             N/A
------------------------------------------------------------------------------------------------------------------------------------
          SVS Dreman Small Cap Value Subacccount                -12.97%
                              Life of Subaccount   08/02/2002                 39,475         -1.31%         -1.31%             N/A
                               Life of Portfolio   05/01/1996                 43,930          9.83%          1.41%             N/A
                                       Ten Years                                 N/A            N/A            N/A             N/A
                                      Five Years                              36,285         -9.29%         -1.93%             N/A
                                     Three Years                              41,209          3.02%          1.00%             N/A
                                        One Year                              34,786        -13.03%        -13.03%             N/A
------------------------------------------------------------------------------------------------------------------------------------



The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 2 for additional information.

                           PERFORMANCE FIGURES--NOTES

*         N/A Not Applicable

(1) The Non-Standardized Total Return figures quoted are based on a hypothetical $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states. The Nonstandardized Total Return figures do not reflect the current charge for the Optional Enhanced Death Benefit options. If such charges were reflected, Nonstandardized Total Return would be lower.

(2) The Standardized Average Annual Total Return figures quoted are based on a hypothetical $1,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract including the applicable Withdrawal Charge that may be imposed at the end of the quoted period. Premium taxes are not reflected.

          Subaccounts for which no standardized performance is shown did not exist prior to December 31, 2002. Accordingly, no standardized performance is available for these Subaccounts. We will show standardized performance in the future as it becomes available.

(3) The Year to Date percentage return figures quoted are based on the change in unit values.

(4) The Ending Values quoted are based on a $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract except for the Withdrawal Charge and any charge for applicable premium taxes which may be imposed in certain states.

(5) There are special risks associated with investing in non-U.S. companies, including fluctuating foreign currency exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect portfolio securities.

(6) The high yield potential offered by these Subaccounts reflect the substantial risks associated with investments in high-yield bonds.

(7) An investment in the Scudder Money Market Subaccount is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Scudder Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share. Scudder Money Market Subaccount #2 is not shown because it is available only for dollar cost averaging that will deplete your Subaccount Value entirely at least by the end of the first Contribution Year.


(8) Nonstandardized performance is provided for the period commencing with the inception date of the Portfolio (i.e., the date the Portfolio was first offered for sale). For the following listed Funds or Portfolios, the inception date of the Portfolio was prior to the inception date of the share class that is available under the Contract. The dates that the share classes available under the Contract were first offered for sale are shown in the following table.

          ----------------------------------------------------------------------
          Fund/Portfolio/Share Class                  Share Class Inception Date
          ----------------------------------------------------------------------
          American Century Variable Products, Inc.
          ("VP") (Class II Shares)

          . American Century VP
            Income & Growth                                    5/1/02
          . American Century VP Value                          8/14/01
          ----------------------------------------------------------------------
          The Dreyfus Socially Responsible Growth
          Fund, Inc. (Service Shares)                          12/29/00
          ----------------------------------------------------------------------
          Fidelity Variable Insurance Products
          Funds (Service Class 2 Shares)                       1/12/00
          ----------------------------------------------------------------------
          Franklin Templeton Variable Insurance
          Products Trust (Class 2 Shares) (except
          as noted)                                            1/6/99

          . Franklin Strategic Income Securities               5/15/01
          . Franklin Zero Coupon Fund--2010                    3/14/89
          . Templeton Developing Markets Securities            5/1/97
          ----------------------------------------------------------------------
          Janus Aspen Series (Service Shares)                  12/31/99
          ----------------------------------------------------------------------
          Oppenheimer Variable Account Funds
          (Service Shares)

          . Oppenheimer Aggressive Growth Fund/VA              10/13/00
          . Oppenheimer Capital Appreciation Fund/VA           9/17/01
          . Oppenheimer Global Securities Fund/VA              6/12/02
          . Oppenheimer High Income Fund/VA                    9/17/01
          . Oppenheimer Main Street Fund/VA                    6/12/02
          . Oppenheimer Main Street Small Cap Fund/VA          7/13/01
          . Oppenheimer Strategic Bond Fund/VA                 3/16/01
          ----------------------------------------------------------------------
          Scudder Variable Series II (Class B Shares)          7/1/02
          ----------------------------------------------------------------------

          For each of the above-listed Funds or Portfolios for periods to the share class inception date, nonstandardized performance figures shown for the "Life of Portfolio" reflect the historical performance of the Fund or Portfolio's corresponding class of shares that does not have 12b-1 plan fees. The historical performance of these corresponding classes of shares has not been adjusted to reflect the deduction of the 12b-1 plan fees. If these fees were taken into consideration, the performance figures shown would be lower.

          For The Alger American Fund (Class S Shares) and Scudder Variable Series I (Class B Shares) non-standardized performance is provided commencing with the inception of the share class.

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                           (With MIAA, GMDB and EBDB)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                              Total Return (1)      Total Return (2)
                                                                                             (Non-Standardized)      (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                     Inception      Year-To-     Ending)  Cumulative %  Annualized %   Annualized %
                                                      Date (8)       Date %     Value (4)    Return        Return         Return
                                                                   Return (3)
------------------------------------------------------------------------------------------------------------------------------------
                  Alger American Growth Subacccount                   -27.38%
                                 Life of Subaccount    08/02/2002                 39,021        -2.45%        -2.45%            N/A
                                  Life of Portfolio    05/01/2002                 29,031       -27.42%       -27.42%            N/A
                                          Ten Years                                  N/A           N/A           N/A            N/A
                                         Five Years                                  N/A           N/A           N/A            N/A
                                        Three Years                                  N/A           N/A           N/A            N/A
                                           One Year                                  N/A           N/A           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
           Alger American MidCap Growth Subacccount                   -26.93%
                                 Life of Subaccount    08/02/2002                 39,433        -1.42%        -1.42%            N/A
                                  Life of Portfolio    05/01/2002                 29,212       -26.97%       -26.97%            N/A
                                          Ten Years                                  N/A           N/A           N/A            N/A
                                         Five Years                                  N/A           N/A           N/A            N/A
                                        Three Years                                  N/A           N/A           N/A            N/A
                                           One Year                                  N/A           N/A           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
    Alger American Small Capitalization Subacccount                   -24.66%
                                 Life of Subaccount    08/02/2002                 41,001         2.50%         2.50%            N/A
                                  Life of Portfolio    05/01/2002                 30,121       -24.70%       -24.70%            N/A
                                          Ten Years                                  N/A           N/A           N/A            N/A
                                         Five Years                                  N/A           N/A           N/A            N/A
                                        Three Years                                  N/A           N/A           N/A            N/A
                                           One Year                                  N/A           N/A           N/A            N/A
------------------------------------------------------------------------------------------------------------------------------------
    American Century VP Income & Growth Subacccount                   -22.34%
                                 Life of Subaccount    08/02/2002                 40,069         0.17%         0.17%            N/A
                                  Life of Portfolio    10/30/1997                 37,841        -5.40%        -1.07%            N/A
                                          Ten Years                                  N/A           N/A           N/A            N/A
                                         Five Years                               35,140       -12.15%        -2.56%            N/A
                                        Three Years                               24,238       -39.40%       -15.38%            N/A
                                           One Year                               31,040       -22.40%       -22.40%            N/A
------------------------------------------------------------------------------------------------------------------------------------
              American Century VP Value Subacccount                   -14.57%
                                 Life of Subaccount    08/02/2002                 40,585         1.46%         1.46%            N/A
                                  Life of Portfolio    05/01/1996                 60,603        51.51%         6.43%            N/A
                                          Ten Years                                  N/A           N/A           N/A            N/A
                                         Five Years                               43,780         9.45%         1.82%            N/A
                                        Three Years                               43,773         9.43%         3.05%            N/A
                                           One Year                               34,150       -14.63%       -14.63%            N/A
------------------------------------------------------------------------------------------------------------------------------------
   Credit Suisse Trust-Emerging Markets Subacccount                   -13.37%
                                 Life of Subaccount    05/01/1998                 24,468       -38.83%        -9.99%         -9.99%
                                  Life of Portfolio    12/31/1997                 29,310       -26.72%        -6.03%            N/A
                                          Ten Years                                  N/A           N/A           N/A            N/A
                                         Five Years                               29,310       -26.72%        -6.03%            N/A
                                        Three Years                               20,228       -49.43%       -20.33%        -21.55%
                                           One Year                               34,626       -13.43%       -13.43%        -18.89%
------------------------------------------------------------------------------------------------------------------------------------
                Dreyfus IP MidCap Stock Subacccount                   -14.40%
                                 Life of Subaccount    08/02/2002                 40,623         1.56%         1.56%            N/A
                                  Life of Portfolio    05/31/1998                 37,458        -6.36%        -1.42%            N/A

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                           (With MIAA, GMDB and EBDB)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                            Total Return (1)        Total Return (2)
                                                                                           (Non-Standardized)        (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Year-To-
                                                   Inception     Date %     Ending     Cumulative %   Annualized %    Annualized %
                                                    Date (8)   Return (3)  Value (4)      Return         Return          Return
------------------------------------------------------------------------------------------------------------------------------------
                                        Ten Years                                N/A           N/A           N/A            N/A
                                       Five Years                                N/A           N/A           N/A            N/A
                                      Three Years                             34,343       -14.14%        -4.96%            N/A
                                         One Year                             34,217       -14.46%       -14.46%            N/A
------------------------------------------------------------------------------------------------------------------------------------
  Dreyfus Socially Responsible Growth Subacccount               -30.58%
                               Life of Subaccount  08/02/2002                 39,506        -1.23%        -1.23%            N/A
                                Life of Portfolio  10/07/1993                 64,036        60.09%         5.23%            N/A
                                        Ten Years                                N/A           N/A           N/A            N/A
                                       Five Years                             29,657       -25.86%        -5.81%            N/A
                                      Three Years                             18,209       -54.48%       -23.07%            N/A
                                         One Year                             27,745       -30.64%       -30.64%            N/A
------------------------------------------------------------------------------------------------------------------------------------

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                           (With MIAA, GMDB and EBDB)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                              Total Return (1)      Total Return (2)
                                                                                             (Non-Standardized)      (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Year-To-
                                                   Inception     Date %     Ending     Cumulative %   Annualized %    Annualized %
                                                    Date (8)   Return (3)  Value (4)      Return         Return          Return
------------------------------------------------------------------------------------------------------------------------------------
      Dreyfus VIF Small Company Stock Subacccount                 -21.51%
                               Life of Subaccount  05/01/2003                    N/A          N/A           N/A            N/A
                                Life of Portfolio  12/29/2000                 30,141      -24.65%       -13.16%            N/A
                                        Ten Years                                N/A          N/A           N/A            N/A
                                       Five Years                                N/A          N/A           N/A            N/A
                                      Three Years                                N/A          N/A           N/A            N/A
                                         One Year                             31,374      -21.57%       -21.57%            N/A
------------------------------------------------------------------------------------------------------------------------------------
              Fidelity VIP Contrafund Subacccount                 -11.43%
                               Life of Subaccount  08/02/2002                 40,080        0.20%         0.20%            N/A
                                Life of Portfolio  01/03/1995                 87,193      117.98%        10.23%            N/A
                                        Ten Years                                N/A          N/A           N/A            N/A
                                       Five Years                             43,109        7.77%         1.51%            N/A
                                      Three Years                             27,648      -30.88%       -11.58%            N/A
                                         One Year                             35,402      -11.49%       -11.49%            N/A
------------------------------------------------------------------------------------------------------------------------------------
           Fidelity VIP Equity-Income Subacccount                 -18.84%
                               Life of Subaccount  08/02/2002                 40,373        0.93%         0.93%            N/A
                                Life of Portfolio  10/09/1986                146,039      265.10%         8.30%            N/A
                                        Ten Years                             85,108      112.77%         7.84%            N/A
                                       Five Years                             36,363       -9.09%        -1.89%            N/A
                                      Three Years                             31,877      -20.31%        -7.29%            N/A
                                         One Year                             32,440      -18.90%       -18.90%            N/A
------------------------------------------------------------------------------------------------------------------------------------
                  Fidelity VIP Growth Subacccount                 -31.73%
                               Life of Subaccount  08/02/2002                 40,227        0.57%         0.57%            N/A
                                Life of Portfolio  10/09/1986                155,551      288.88%         8.72%            N/A
                                        Ten Years                             75,577       88.94%         6.57%            N/A
                                       Five Years                             35,317      -11.71%        -2.46%            N/A
                                      Three Years                             19,039      -52.40%       -21.92%            N/A
                                         One Year                             27,283      -31.79%       -31.79%            N/A
------------------------------------------------------------------------------------------------------------------------------------
               Fidelity VIP Index 500 Subacccount                 -24.04%
                               Life of Subaccount  08/02/2002                 40,613        1.53%         1.53%            N/A
                                Life of Portfolio  08/27/1992                 84,524      111.31%         7.50%            N/A
                                        Ten Years                             79,832       99.58%         7.15%            N/A
                                       Five Years                             34,415      -13.96%        -2.96%            N/A
                                      Three Years                             23,067      -42.33%       -16.76%            N/A
                                         One Year                             30,362      -24.10%       -24.10%            N/A
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Rising Dividends Securities Subacccount                  -3.56%
                               Life of Subaccount  05/01/2003                    N/A          N/A           N/A            N/A
                                Life of Portfolio  01/27/1992                 90,372      125.93%         7.74%            N/A
                                        Ten Years                             83,875      109.69%         7.69%            N/A
                                       Five Years                             46,796       16.99%         3.19%            N/A
                                      Three Years                             50,705       26.76%         8.23%            N/A
                                         One Year                             38,552       -3.62%        -3.62%            N/A
------------------------------------------------------------------------------------------------------------------------------------
  Franklin Small Cap Value Securities Subacccount                 -11.09%
                               Life of Subaccount  05/01/2003                    N/A          N/A           N/A            N/A
                                Life of Portfolio  04/30/1998                 36,979       -7.55%        -1.67%            N/A
                                        Ten Years                                N/A          N/A           N/A            N/A
                                       Five Years                                N/A          N/A           N/A            N/A

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                           (With MIAA, GMDB and EBDB)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                              Total Return (1)      Total Return (2)
                                                                                             (Non-Standardized)      (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                Year-To-
                                                   Inception     Date %     Ending     Cumulative %   Annualized %    Annualized %
                                                    Date (8)   Return (3)  Value (4)      Return         Return          Return
------------------------------------------------------------------------------------------------------------------------------------
                                       Three Year                             48,508        21.27%        6.64%             N/A
                                         One Year                             35,541       -11.15%      -11.15%             N/A
------------------------------------------------------------------------------------------------------------------------------------
 Franklin Strategic Income Securities Subacccount                  2.71%
                               Life of Subaccount  05/01/2003                    N/A           N/A          N/A             N/A
                                Life of Portfolio  07/01/1999                 43,620         9.05%        2.50%             N/A
                                        Ten Years                                N/A           N/A          N/A             N/A
                                       Five Years                                N/A           N/A          N/A             N/A
                                      Three Years                             42,957         7.39%        2.41%             N/A
                                         One Year                             41,059         2.65%        2.65%             N/A
------------------------------------------------------------------------------------------------------------------------------------
             Franklin U.S. Government Subacccount                  7.57%
                               Life of Subaccount  05/01/2003                    N/A           N/A          N/A             N/A
                                Life of Portfolio  03/14/1989                 85,332       113.33%        5.64%             N/A
                                        Ten Years                             64,298        60.74%        4.86%             N/A
                                       Five Years                             50,295        25.74%        4.69%             N/A
                                      Three Years                             49,340        23.35%        7.25%             N/A
                                         One Year                             43,003         7.51%        7.51%             N/A
------------------------------------------------------------------------------------------------------------------------------------

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                            (with MIAA, GMDB and EBDB)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                            Total Return (1)        Total Return (2)
                                                                                           (Non-Standardized)        (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Year-To-
                                                     Inception     Date %     Ending     Cumulative %  Annualized %   Annualized %
                                                      Date (8)   Return (3)  Value (4)      Return        Return         Return
------------------------------------------------------------------------------------------------------------------------------------
              Franklin Zero Coupon 2010 Subacccount                 17.69%
                                 Life of Subaccount  05/01/2003                   N/A          N/A          N/A              N/A
                                  Life of Portfolio  03/14/1989               127,681      219.20%        8.77%              N/A
                                          Ten Years                            89,125      122.81%        8.34%              N/A
                                         Five Years                            54,548       36.37%        6.40%              N/A
                                        Three Years                            56,608       41.52%       12.27%              N/A
                                           One Year                            47,052       17.63%       17.63%              N/A
------------------------------------------------------------------------------------------------------------------------------------
            Mutual Discovery Securities Subacccount                -11.22%
                                 Life of Subaccount  05/01/2003                   N/A          N/A          N/A              N/A
                                  Life of Portfolio  11/08/1996                95,753      139.38%       15.26%              N/A
                                          Ten Years                               N/A          N/A          N/A              N/A
                                         Five Years                            80,497      101.24%       15.01%              N/A
                                        Three Years                            71,487       78.72%       21.35%              N/A
                                           One Year                            35,488      -11.28%      -11.28%              N/A
------------------------------------------------------------------------------------------------------------------------------------
               Mutual Shares Securities Subacccount                -13.58%
                                 Life of Subaccount  05/01/2003                   N/A          N/A          N/A              N/A
                                  Life of Portfolio  11/08/1996                52,143       30.36%        4.41%              N/A
                                          Ten Years                               N/A          N/A          N/A              N/A
                                         Five Years                            43,801        9.50%        1.83%              N/A
                                        Three Years                            40,163        0.41%        0.14%              N/A
                                           One Year                            34,543      -13.64%      -13.64%              N/A
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Securities Subacccount                 -2.16%
                                 Life of Subaccount  05/01/2003                   N/A          N/A          N/A              N/A
                                  Life of Portfolio  03/04/1996                15,647      -60.88%      -12.84%              N/A
                                          Ten Years                               N/A          N/A          N/A              N/A
                                         Five Years                            26,752      -33.12%       -7.73%              N/A
                                        Three Years                            23,025      -42.44%      -16.81%              N/A
                                           One Year                            39,111       -2.22%       -2.22%              N/A
------------------------------------------------------------------------------------------------------------------------------------
       INVESCO VIF - Financial Services Subacccount                -16.05%
                                 Life of Subaccount  05/01/2003                   N/A          N/A          N/A              N/A
                                  Life of Portfolio  09/20/1999                40,758        1.90%        0.57%              N/A
                                          Ten Years                               N/A          N/A          N/A              N/A
                                         Five Years                               N/A          N/A          N/A              N/A
                                        Three Years                            36,769       -8.08%       -2.77%              N/A
                                           One Year                            33,558      -16.11%      -16.11%              N/A
------------------------------------------------------------------------------------------------------------------------------------
          INVESCO VIF - Health Sciences Subacccount                -25.97%
                                 Life of Subaccount  05/01/2003                   N/A          N/A          N/A              N/A
                                  Life of Portfolio  05/21/1997                50,750       26.87%        4.33%              N/A
                                          Ten Years                               N/A          N/A          N/A              N/A
                                         Five Years                            46,548       16.37%        3.08%              N/A
                                        Three Years                            32,371      -19.07%       -6.81%              N/A
                                           One Year                            29,588      -26.03%      -26.03%              N/A
------------------------------------------------------------------------------------------------------------------------------------
  INVESCO VIF - Real Estate Opportunity Subacccount                  4.24%
                                 Life of Subaccount  05/01/2003                   N/A          N/A          N/A              N/A
                                  Life of Portfolio  03/31/1998                41,513        3.78%        0.78%              N/A
                                          Ten Years                               N/A          N/A          N/A              N/A
                                         Five Years                               N/A          N/A          N/A              N/A

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                            (with MIAA, GMDB and EBDB)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                            Total Return (1)        Total Return (2)
                                                                                           (Non-Standardized)        (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Year-To-
                                                     Inception     Date %     Ending     Cumulative %  Annualized %   Annualized %
                                                      Date (8)   Return (3)  Value (4)      Return        Return         Return
------------------------------------------------------------------------------------------------------------------------------------
                                        Three Years                             51,030       27.57%        8.46%             N/A
                                           One Year                             41,671        4.18%        4.18%             N/A
------------------------------------------------------------------------------------------------------------------------------------
                INVESCO VIF - Utilities Subacccount                 -22.06%
                                 Life of Subaccount 05/01/2001                  20,814      -47.96%      -32.40%         -34.61%
                                  Life of Portfolio 01/03/1995                  43,862        9.65%        1.16%             N/A
                                          Ten Years                                N/A          N/A          N/A             N/A
                                         Five Years                             30,246      -24.39%       -5.44%             N/A
                                        Three Years                             20,918      -47.70%      -19.43%             N/A
                                           One Year                             31,151      -22.12%      -22.12%         -27.03%
------------------------------------------------------------------------------------------------------------------------------------
  JP Morgan International Opportunities Subacccount                 -19.95%
                                 Life of Subaccount 05/01/2003                     N/A          N/A          N/A             N/A
                                  Life of Portfolio 03/01/1995                  37,720       -5.70%       -0.75%             N/A
                                          Ten Years                                N/A          N/A          N/A             N/A
                                         Five Years                             28,636      -28.41%       -6.47%             N/A
                                        Three Years                             20,851      -47.87%      -19.52%             N/A
                                           One Year                             31,996      -20.01%      -20.01%             N/A
------------------------------------------------------------------------------------------------------------------------------------

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                            (with MIAA, GMDB and EBDB)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                             Total Return (1)       Total Return (2)
                                                                                            (Non-Standardized)       (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Year-To-
                                                     Inception     Date %     Ending     Cumulative %  Annualized %   Annualized %
                                                      Date (8)   Return (3)  Value (4)      Return        Return         Return
------------------------------------------------------------------------------------------------------------------------------------
                JP Morgan Mid Cap Value Subacccount                  -1.21%
                                 Life of Subaccount  05/01/2003                   N/A           N/A         N/A                 N/A
                                  Life of Portfolio  09/28/2001                43,710         9.28%       7.31%                 N/A
                                          Ten Years                               N/A           N/A         N/A                 N/A
                                         Five Years                               N/A           N/A         N/A                 N/A
                                        Three Years                               N/A           N/A         N/A                 N/A
                                           One Year                            39,493        -1.27%      -1.27%                 N/A
------------------------------------------------------------------------------------------------------------------------------------
                JP Morgan Small Company Subacccount                 -20.50%
                                 Life of Subaccount  05/03/1999                35,073       -12.32%      -3.52%              -4.49%
                                  Life of Portfolio  12/31/1994                62,117        55.29%       5.65%                 N/A
                                          Ten Years                               N/A           N/A         N/A                 N/A
                                         Five Years                            32,299       -19.25%      -4.19%                 N/A
                                        Three Years                            24,549       -38.63%     -15.02%             -16.32%
                                           One Year                            31,774       -20.56%     -20.56%             -25.57%
------------------------------------------------------------------------------------------------------------------------------------
    Janus Aspen Mid Cap Growth (formerly Aggressive
                                 Growth) Subaccount                 -29.56%
                                 Life of Subaccount  08/02/2002                40,485         1.21%       1.21%                 N/A
                                  Life of Portfolio  09/14/1993                65,748        64.37%       5.49%                 N/A
                                          Ten Years                               N/A           N/A         N/A                 N/A
                                         Five Years                            32,594       -18.52%      -4.01%                 N/A
                                        Three Years                            11,076       -72.31%     -34.82%                 N/A
                                           One Year                            28,150       -29.62%     -29.62%                 N/A
------------------------------------------------------------------------------------------------------------------------------------
                   Janus Aspen Balanced Subacccount                  -8.55%
                                 Life of Subaccount  08/02/2002                40,123         0.31%       0.31%                 N/A
                                  Life of Portfolio  09/14/1993                97,209       143.02%      10.02%                 N/A
                                          Ten Years                               N/A           N/A         N/A                 N/A
                                         Five Years                            54,043        35.11%       6.20%                 N/A
                                        Three Years                            32,871       -17.82%      -6.33%                 N/A
                                           One Year                            36,556        -8.61%      -8.61%                 N/A
------------------------------------------------------------------------------------------------------------------------------------
                     Janus Aspen Growth Subacccount                 -28.20%
                                 Life of Subaccount  08/02/2002                40,014         0.04%       0.04%                 N/A
                                  Life of Portfolio  09/14/1993                62,973        57.43%       5.00%                 N/A
                                          Ten Years                               N/A           N/A         N/A                 N/A
                                         Five Years                            33,229       -16.93%      -3.64%                 N/A
                                        Three Years                            17,584       -56.04%     -23.96%                 N/A
                                           One Year                            28,697       -28.26%     -28.26%                 N/A
------------------------------------------------------------------------------------------------------------------------------------
           Janus Aspen Worldwide Growth Subacccount                 -27.20%
                                 Life of Subaccount  08/02/2002                38,472        -3.82%      -3.82%                 N/A
                                  Life of Portfolio  09/14/1993                85,199       113.00%       8.47%                 N/A
                                          Ten Years                               N/A           N/A         N/A                 N/A
                                         Five Years                            37,168        -7.08%      -1.46%                 N/A
                                        Three Years                            18,104       -54.74%     -23.22%                 N/A
                                           One Year                            29,095       -27.26%     -27.26%                 N/A
------------------------------------------------------------------------------------------------------------------------------------
                          Janus Aspen Mid Cap Value                     N/A
                                 Life of Subaccount  05/01/2003                   N/A           N/A         N/A                 N/A
                                  Life of Portfolio  12/31/2002                   N/A           N/A         N/A                 N/A
                                          Ten Years                               N/A           N/A         N/A                 N/A
                                         Five Years                               N/A           N/A         N/A                 N/A

                              PERFORMANCE FIGURES
                           (as of December 31, 2002)
                      (Standardized and Non-Standardized)
                           (with MIAA, GMDB and EBDB)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                            Total Return (1)        Total Return (2)
                                                                                           (Non-Standardized)        (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Year-To-
                                                     Inception     Date %     Ending     Cumulative %  Annualized %   Annualized %
                                                      Date (8)   Return (3)  Value (4)      Return        Return         Return
------------------------------------------------------------------------------------------------------------------------------------
                                        Three Years                                N/A         N/A         N/A              N/A
                                           One Year                                N/A         N/A         N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------
                        Janus Aspen Small Cap Value                     N/A
                                 Life of Subaccount  05/01/2003                    N/A         N/A         N/A              N/A
                                  Life of Portfolio  12/31/2002                    N/A         N/A         N/A              N/A
                                          Ten Years                                N/A         N/A         N/A              N/A
                                         Five Years                                N/A         N/A         N/A              N/A
                                        Three Years                                N/A         N/A         N/A              N/A
                                           One Year                                N/A         N/A         N/A              N/A
------------------------------------------------------------------------------------------------------------------------------------
          Oppenheimer Aggressive Growth Subacccount                 -29.50%
                                 Life of Subaccount  05/01/2003                    N/A         N/A         N/A              N/A
                                  Life of Portfolio  08/15/1986                130,917     227.29%       7.50%              N/A
                                          Ten Years                             61,614      54.03%       4.41%              N/A
                                         Five Years                             32,585     -18.54%      -4.02%              N/A
                                        Three Years                             16,437     -58.91%     -25.65%              N/A
                                           One Year                             28,177     -29.56%     -29.56%              N/A
------------------------------------------------------------------------------------------------------------------------------------

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                           (With MIAA, GMDB and EBDB)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                             Total Return (1)       Total Return (2)
                                                                                            (Non-Standardized)       (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Year-To-
                                                     Inception     Date %     Ending     Cumulative %  Annualized %   Annualized %
                                                      Date (8)   Return (3)  Value (4)      Return        Return         Return
------------------------------------------------------------------------------------------------------------------------------------
      Oppenheimer Capital Appreciation Subacccount                  -28.55%
                                Life of Subaccount   05/01/2003                    N/A          N/A         N/A          N/A
                                 Life of Portfolio   04/03/1985                193,573      383.93%       9.29%          N/A
                                         Ten Years                              85,344      113.36%       7.87%          N/A
                                        Five Years                              40,237        0.59%       0.12%          N/A
                                       Three Years                              23,854      -40.36%     -15.83%          N/A
                                          One Year                              28,554      -28.61%     -28.61%          N/A
------------------------------------------------------------------------------------------------------------------------------------
         Oppenheimer Global Securities Subacccount                  -23.93%
                                Life of Subaccount   05/01/2003                    N/A          N/A         N/A          N/A
                                 Life of Portfolio   11/12/1990                 92,100      130.25%       7.11%          N/A
                                         Ten Years                              99,829      149.57%       9.58%          N/A
                                        Five Years                              46,661       16.65%       3.13%          N/A
                                       Three Years                              26,867      -32.83%     -12.42%          N/A
                                          One Year                              30,405      -23.99%     -23.99%          N/A
------------------------------------------------------------------------------------------------------------------------------------
               Oppenheimer High Income Subacccount                   -4.63%
                                Life of Subaccount   05/01/2003                    N/A          N/A         N/A          N/A
                                 Life of Portfolio   04/30/1986                122,571      206.43%       6.94%          N/A
                                         Ten Years                              61,891       54.73%       4.46%          N/A
                                        Five Years                              35,993      -10.02%      -2.09%          N/A
                                       Three Years                              35,881      -10.30%      -3.56%          N/A
                                          One Year                              38,124       -4.69%      -4.69%          N/A
------------------------------------------------------------------------------------------------------------------------------------
               Oppenheimer Main Street Subacccount                  -20.62%
                                Life of Subaccount   05/01/2003                    N/A          N/A         N/A          N/A
                                 Life of Portfolio   07/05/1995                 63,593       58.98%       6.38%          N/A
                                         Ten Years                                 N/A          N/A         N/A          N/A
                                        Five Years                              30,387      -24.03%      -5.35%          N/A
                                       Three Years                              24,859      -37.85%     -14.66%          N/A
                                          One Year                              31,729      -20.68%     -20.68%          N/A
------------------------------------------------------------------------------------------------------------------------------------
     Oppenheimer Main Street Small Cap Subacccount                  -17.62%
                                Life of Subaccount   05/01/2003                    N/A          N/A         N/A          N/A
                                 Life of Portfolio   05/01/1998                 34,902      -12.75%      -2.88%          N/A
                                         Ten Years                                 N/A          N/A         N/A          N/A
                                        Five Years                                 N/A          N/A         N/A          N/A
                                       Three Years                              25,670      -35.82%     -13.74%          N/A
                                          One Year                              32,928      -17.68%     -17.68%          N/A
------------------------------------------------------------------------------------------------------------------------------------
            Oppenheimer Strategic Bond Subacccount                    4.88%
                                Life of Subaccount   05/01/2003                    N/A          N/A         N/A          N/A
                                 Life of Portfolio   05/03/1993                 57,536       43.84%       3.83%          N/A
                                         Ten Years                                 N/A          N/A         N/A          N/A
                                        Five Years                              44,935       12.34%       2.35%          N/A
                                       Three Years                              44,275       10.69%       3.44%          N/A
                                          One Year                              41,926        4.82%       4.82%          N/A
------------------------------------------------------------------------------------------------------------------------------------
                Scudder Capital Growth Subacccount                  -30.81%
                                Life of Subaccount   08/02/2002                 39,785       -0.54%      -0.54%          N/A
                                 Life of Portfolio   05/12/1997                 35,458      -11.35%      -2.11%          N/A
                                         Ten Years                                 N/A          N/A         N/A          N/A
                                        Five Years                              30,437      -23.91%      -5.32%          N/A
------------------------------------------------------------------------------------------------------------------------------------

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                           (With MIAA, GMDB and EBDB)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                              Total Return (1)      Total Return (2)
                                                                                             (Non-Standardized)      (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Year-To-
                                                     Inception     Date %     Ending     Cumulative %  Annualized %   Annualized %
                                                      Date (8)   Return (3)  Value (4)      Return        Return         Return
------------------------------------------------------------------------------------------------------------------------------------
                                  Three Years                                   19,119        -52.20%      -21.81%         N/A
                                     One Year                                   27,654        -30.87%      -30.87%         N/A
------------------------------------------------------------------------------------------------------------------------------------
       Scudder Fixed Income (formerly Scudder
                                   Investment
                       Grade Bond) Subaccount                        5.77%
                           Life of Subaccount        08/02/2002                 41,064          2.66%        2.66%         N/A
                            Life of Portfolio        05/01/1996                 52,751         31.88%        4.23%         N/A
                                    Ten Years                                      N/A            N/A          N/A         N/A
                                   Five Years                                   48,063         20.16%        3.74%         N/A
                                  Three Years                                   47,251         18.13%        5.71%         N/A
                                     One Year                                   42,284          5.71%        5.71%         N/A
------------------------------------------------------------------------------------------------------------------------------------
            Scudder International Subacccount                      -20.36%
                           Life of Subaccount        08/02/2002                 38,471         -3.82%       -3.82%         N/A
                            Life of Portfolio        05/08/1997                 28,650        -28.37%       -5.73%         N/A
                                    Ten Years                                      N/A            N/A          N/A         N/A
                                   Five Years                                   28,406        -28.99%       -6.62%         N/A
                                  Three Years                                   15,860        -60.35%      -26.54%         N/A
                                     One Year                                   31,831        -20.42%      -20.42%         N/A
------------------------------------------------------------------------------------------------------------------------------------

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                           (With MIAA, GMDB and EBDB)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                             Total Return (1)       Total Return (2)
                                                                                            (Non-Standardized)       (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Year-To-
                                                     Inception     Date %     Ending     Cumulative %  Annualized %   Annualized %
                                                      Date (8)   Return (3)  Value (4)      Return        Return         Return
------------------------------------------------------------------------------------------------------------------------------------
     Scudder Government Securities Subacccount                       5.82%
                            Life of Subaccount       08/02/2002                40,574          1.43%          1.43%         N/A
                             Life of Portfolio       09/03/1987                94,836        137.09%          5.79%         N/A
                                     Ten Years                                 63,927         59.82%          4.80%         N/A
                                    Five Years                                 50,388         25.97%          4.73%         N/A
                                   Three Years                                 48,543         21.36%          6.67%         N/A
                                      One Year                                 42,304          5.76%          5.76%         N/A
------------------------------------------------------------------------------------------------------------------------------------
                    Scudder Growth Subacccount                     -31.05%
                            Life of Subaccount       08/02/2002                40,224          0.56%          0.56%         N/A
                             Life of Portfolio       12/13/1983               154,165        285.41%          7.33%         N/A
                                     Ten Years                                 49,928         24.82%          2.24%         N/A
                                    Five Years                                 24,685        -38.29%         -9.20%         N/A
                                   Three Years                                 16,165        -59.59%        -26.07%         N/A
                                      One Year                                 27,554        -31.11%        -31.11%         N/A
------------------------------------------------------------------------------------------------------------------------------------
    Scudder High Income (formerly Scudder High
                            Yield) Subacccount                      -2.47%
                            Life of Subaccount       08/02/2002                42,046          5.12%          5.12%         N/A
                             Life of Portfolio       04/14/1982               212,431        431.08%          8.39%         N/A
                                     Ten Years                                 56,294         40.74%          3.48%         N/A
                                    Five Years                                 34,630        -13.42%         -2.84%         N/A
                                   Three Years                                 34,927        -12.68%         -4.42%         N/A
                                      One Year                                 38,989         -2.53%         -2.53%         N/A
------------------------------------------------------------------------------------------------------------------------------------
              Scudder Money Market Subacccount                      -0.32%
                            Life of Subaccount       08/02/2002                39,926         -0.19%         -0.19%         N/A
                             Life of Portfolio       04/06/1982               101,661        154.15%          4.60%         N/A
                                     Ten Years                                 52,231         30.58%          2.70%         N/A
                                    Five Years                                 45,222         13.05%          2.48%         N/A
                                   Three Years                                 42,386          5.97%          1.95%         N/A
                                      One Year                                 39,846         -0.38%         -0.38%         N/A
------------------------------------------------------------------------------------------------------------------------------------
          Scudder Small Cap Growth Subacccount                     -35.04%
                            Life of Subaccount       08/02/2002                40,707          1.77%          1.77%         N/A
                             Life of Portfolio       05/02/1994                53,124         32.81%          3.33%         N/A
                                     Ten Years                                    N/A            N/A            N/A         N/A
                                    Five Years                                 23,678        -40.80%         -9.96%         N/A
                                   Three Years                                 15,363        -61.59%        -27.31%         N/A
                                      One Year                                 25,962        -35.10%        -35.10%         N/A
------------------------------------------------------------------------------------------------------------------------------------
         Scudder Technology Growth Subacccount                     -37.08%
                            Life of Subaccount       08/02/2002                42,478          6.20%          6.20%         N/A
                             Life of Portfolio       05/03/1999                22,034        -44.92%        -15.01%         N/A
                                     Ten Years                                    N/A            N/A            N/A         N/A
                                    Five Years                                    N/A            N/A            N/A         N/A
                                   Three Years                                 12,291        -69.27%        -32.52%         N/A
                                      One Year                                 25,143        -37.14%        -37.14%         N/A
------------------------------------------------------------------------------------------------------------------------------------
              Scudder Total Return Subacccount                     -17.04%
                            Life of Subaccount       08/02/2002                39,826         -0.43%         -0.43%         N/A
                             Life of Portfolio       04/14/1982               231,541        478.85%          8.84%         N/A
                                     Ten Years                                 61,312         53.28%          4.36%         N/A
                                    Five Years                                 36,846         -7.89%         -1.63%         N/A
------------------------------------------------------------------------------------------------------------------------------------

                               PERFORMANCE FIGURES
                            (as of December 31, 2002)
                       (Standardized and Non-Standardized)
                           (With MIAA, GMDB and EBDB)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Average Annual
                                                                                            Total Return (1)        Total Return (2)
                                                                                           (Non-Standardized)        (Standardized)
------------------------------------------------------------------------------------------------------------------------------------
                                                                  Year-To-
                                                     Inception     Date %     Ending     Cumulative %  Annualized %   Annualized %
                                                      Date (8)   Return (3)  Value (4)      Return        Return         Return
------------------------------------------------------------------------------------------------------------------------------------
                                Three Years                                    28,898        -27.76%       -10.27%         N/A
                                   One Year                                    33,162        -17.10%       -17.10%         N/A
------------------------------------------------------------------------------------------------------------------------------------
     SVS Dreman Small Cap Value Subacccount                        -13.27%
                         Life of Subaccount          08/02/2002                39,419         -1.45%        -1.45%         N/A
                          Life of Portfolio          05/01/1996                43,173          7.93%         1.15%         N/A
                                  Ten Years                                       N/A            N/A           N/A         N/A
                                 Five Years                                    35,721        -10.70%        -2.24%         N/A
                                Three Years                                    40,856          2.14%         0.71%         N/A
                                   One Year                                    34,669        -13.33%       -13.33%         N/A
------------------------------------------------------------------------------------------------------- ----------------------------



The performance data quoted for the Subaccounts is based on past performance and is not representative of future results. Investments return and principal value will fluctuate so that unit values, when redeemed, may be worth more or less than their original cost. See page 2 for additional information.

                           PERFORMANCE FIGURES--NOTES

*        N/A Not Applicable

(1) The Non-Standardized Total Return figures quoted are based on a hypothetical $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract as well as the applicable Withdrawal charge that may be imposed at the end of the quoted period and the charge for Zurich SafeguardSM Plus. Non-Standardized Total Return Figures would be higher if the Zurich SafeguardSM charge of 0.20% was used instead of the Zurich SafeguardSM Plus charge of 0.35%. Premium taxes are not reflected.

(2) The Standardized Average Annual Total Return figures quoted are based on a hypothetical $1,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract including the applicable Withdrawal Charge that may be imposed at the end of the quoted period. Premium taxes are not reflected.

         Subaccounts for which no standardized performance is shown did not exist prior to December 31, 2002. Accordingly, no standardized performance is available for these Subaccounts. We will show standardized performance in the future as it becomes available.

(3) The Year to Date percentage return figures quoted are based on the change in unit values.

(4) The Ending Values quoted are based on a $40,000 initial investment and assumes the deduction of all recurring charges and fees applicable under the Contract as well as the applicable Withdrawal Charge but not premium taxes which may be imposed in certain states.

(5) There are special risks associated with investing in non-U.S. companies, including fluctuating foreign currency exchange rates, foreign governmental regulations and differing degrees of liquidity that may adversely affect portfolio securities.

(6) The high yield potential offered by these Subaccounts reflect the substantial risks associated with investments in high-yield bonds.

(7) An investment in the Scudder Money Market Subaccount #1 is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Scudder Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share. Scudder Money Market Subaccount #2 is not shown because it is available only for dollar cost averaging that will deplete your Subaccount Value entirely at least by the end of the first Contribution Year.


(8) Nonstandardized performance is provided for the period commencing with the inception date of the Portfolio (i.e., the date the Portfolio was first offered for sale). For the following listed Funds or Portfolios, the inception date of the Portfolio was prior to the inception date of the share class that is available under the Contract. The dates that the share classes available under the Contract were first offered for sale are shown in the following table.


          Fund/Portfolio/Share Class                  Share Class Inception Date

          American Century Variable Products, Inc.
          ("VP") (Class II Shares)

          . American Century VP
            Income & Growth                                    5/1/02
          . American Century VP Value                         8/14/01

          The Dreyfus Socially Responsible Growth
          Fund, Inc. (Service Shares)                         12/29/00

          Fidelity Variable Insurance Products
          Funds (Service Class 2 Shares)                       1/12/00

          Franklin Templeton Variable Insurance
          Products Trust (Class 2 Shares) (except
          as noted)                                            1/6/99

          . Franklin Strategic Income Securities              5/15/01
          . Franklin Zero Coupon Fund--2010                   3/14/89
          . Templeton Developing Markets Securities            5/1/97

Janus Aspen Series (Service Shares)                           12/31/99

Oppenheimer Variable Account Funds
(Service Shares)

          . Oppenheimer Aggressive Growth Fund/VA             10/31/00
          . Oppenheimer Capital Appreciation Fund/VA          9/17/01
          . Oppenheimer Global Securities Fund/VA             6/12/02
          . Oppenheimer High Income Fund/VA                   9/17/01
          . Oppenheimer Main Street Fund/VA                   6/12/02
          . Oppenheimer Main Street Small Cap Fund/VA         7/13/01
          . Oppenheimer Strategic Bond Fund/VA                3/16/01

Scudder Variable Series II (Class B Shares)                    7/1/02


For each of the above-listed Funds or Portfolios for periods to the share class inception date, nonstandardized performance figures shown for the "Life of Portfolio" reflect the historical performance of the Fund or Portfolio's corresponding class of shares that does not have 12b-1 plan fees. The historical performance of these corresponding classes of shares has not been adjusted to reflect the deduction of the 12b-1 plan fees. If these fees were taken into consideration, the performance figures shown would be lower.

For The Alger American Fund (Class S Shares) and Scudder Variable Series I (Class B Shares) non-standardized performance is provided commencing with the inception of the share class.



TAX-DEFERRED ACCUMULATION

                                                       NON-QUALIFIED                      CONVENTIONAL
                                                          ANNUITY                         SAVINGS PLAN
                                                  After-tax contributions                  After-tax
                                                 and tax-deferred earnings               Contributions
                                                 -------------------------
                                                                   Taxable Lump           and taxable

                          No Withdrawals         Sum Withdrawal         Earnings
                          --------------         --------------         --------
10 Years                  $107,946               $86,448                $81,693
20 Years                   233,048               165,137                133,476
30 Years                   503,133               335,021                218,082

This chart compares the accumulation of a $50,000 initial investment into a Non-Qualified Annuity and a Conventional Savings Plan. Contributions to the Non-Qualified Annuity and the Conventional Savings Plan are made after-tax. Only the gain in the Non-Qualified Annuity will be subject to income tax in a taxable lump sum withdrawal. The chart assumes a 37.1% federal marginal tax rate and an 8% annual return. The 8% return is used for illustrative purposes only and is not reflective of current market conditions. The 37.1% federal marginal tax is based on a marginal tax rate of 36%, representative of the target market, adjusted to reflect a decrease of $3 of itemized deductions for each $100 of income over $117,950. Tax rates are subject to change as is the tax-deferred treatment of the Contracts. Income on Non-Qualified Annuities is taxed as ordinary income upon withdrawal. A 10% tax penalty may apply to early withdrawals. See "Federal Income Taxes" in the Prospectus. The chart does not reflect the following annuity charges and expenses: 1.55% mortality and expense risk; .15% administration charges; 7.0% maximum deferred withdrawal charge; and $30 annual records maintenance charge. The tax-deferred accumulation would be reduced if these charges were reflected. No implication is intended by the use of these assumptions that the return shown is guaranteed in any way or that the return shown represents an average or expected rate of return over the period of the Contracts. [IMPORTANT--THIS IS NOT AN ILLUSTRATION OF YIELD OR RETURN].

Unlike savings plans, contributions to Non-Qualified Annuities provide tax-deferred treatment on earnings. In addition, contributions to tax-deferred retirement annuities are not subject to current tax in the year of contribution. When monies are received from a Non-Qualified Annuity (and you have many different options on how you receive your funds), they are subject to income tax. At the time of receipt, if the person receiving the monies is retired, not working or has additional tax exemptions, these monies may be taxed at a lesser rate.

APPENDIX B

STATE PREMIUM TAX CHART

                                                     Rate of Tax
                                                     -----------

                                             Qualified        Non-Qualified
State                                        Plans            Plans
-----                                        -----            -----
California                                   0.50%*           2.35%*
Maine                                        2.00%            2.00%
Nevada                                       3.50%            3.50%
South Dakota                                 --               1.25%
West Virginia                                1.00%            1.00%
Wyoming                                      --               1.00%

* Taxes become due when annuity benefits commence, rather than when the premiums are collected. At the time of annuitization, the premium tax payable will be charged against the Contract Value. KILICO reserves the right to deduct taxes when assessed.

APPENDIX C

                         CONDENSED FINANCIAL INFORMATION

       The following Condensed Financial Information is derived from the financial statements of the Separate Account. The data should be read in conjunction with the financial statements, related notes and other financial information included in the Statement of Additional Information. Each table shows unit values under Contracts with a different combination of optional benefits, including the Guaranteed Retirement Income Benefit, which is no longer offered under new Contracts. The following chart shows which combination of benefits each table represents. Information for the least and most expensive currently offered combinations are shown in the Prospectus under the heading "Condensed Financial Information".

                Additional Contract Options Elected (Total 0.20%)
   (Separate Account Charges of 1.90% of the Daily Net Assets of the Separate
                                    Account)

                                                 Subaccount                                                      2002
                                                 ----------                                                      ----
Alger American Growth Subaccount
     Accumulation unit value at beginning of period* .....................................................        $8.865
     Accumulation unit value at end of period ............................................................        $8.655
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Alger American MidCap Growth Subaccount
     Accumulation unit value at beginning of period* .....................................................         9.208
     Accumulation unit value at end of period ............................................................         9.085
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Alger American Small Capitalization Subaccount
     Accumulation unit value at beginning of period* .....................................................         9.222
     Accumulation unit value at end of period ............................................................         9.461
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
American Century VP Income & Growth Subaccount
     Accumulation unit value at beginning of period* .....................................................         9.338
     Accumulation unit value at end of period ............................................................         9.505
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)

                                                  Subaccount                                                     2002
                                                  ----------                                                     ----
American Century VP Value Subaccount
     Accumulation unit value at beginning of period* .....................................................        $9.480
     Accumulation unit value at end of period ............................................................        $9.627
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Credit Suisse Trust-Emerging Markets Subaccount
     Accumulation unit value at beginning of period* .....................................................         9.065
     Accumulation unit value at end of period ............................................................         8.652
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Dreyfus Socially Responsible Growth Subaccount
     Accumulation unit value at beginning of period* .....................................................         9.098
     Accumulation unit value at end of period ............................................................         8.996
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Fidelity VIP Contrafund Subaccount
     Accumulation unit value at beginning of period* .....................................................         9.538
     Accumulation unit value at end of period ............................................................         9.565
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Fidelity VIP Equity-Income Subaccount
     Accumulation unit value at beginning of period* .....................................................         9.246
     Accumulation unit value at end of period ............................................................         9.340
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Fidelity VIP Growth Subaccount
     Accumulation unit value at beginning of period* .....................................................         9.156
     Accumulation unit value at end of period ............................................................         9.216
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Fidelity VIP Index 500 Subaccount
     Accumulation unit value at beginning of period* .....................................................         9.316
     Accumulation unit value at end of period ............................................................         9.467
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
JPMorgan Small Company Subaccount
     Accumulation unit value at beginning of period* .....................................................         9.103
     Accumulation unit value at end of period ............................................................         9.183
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Janus Aspen Mid Cap Growth (formerly Aggressive Growth) Subaccount
     Accumulation unit value at beginning of period* .....................................................         9.376
     Accumulation unit value at end of period ............................................................         9.498
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Janus Aspen Balanced Subaccount
     Accumulation unit value at beginning of period* .....................................................         9.805
     Accumulation unit value at end of period ............................................................         9.843
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Janus Aspen Growth Subaccount
     Accumulation unit value at beginning of period* .....................................................         9.165
     Accumulation unit value at end of period ............................................................         9.176
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Janus Aspen Worldwide Growth Subaccount
     Accumulation unit value at beginning of period* .....................................................         9.346
     Accumulation unit value at end of period ............................................................         8.997
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)

                                                  Subaccount                                                     2002
                                                  ----------                                                     ----
Scudder Capital Growth Subaccount
     Accumulation unit value at beginning of period* .....................................................        $9.390
     Accumulation unit value at end of period ............................................................        $9.350
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Scudder Fixed Income (formerly Scudder Investment Grade Bond) Subaccount
     Accumulation unit value at beginning of period* .....................................................        10.067
     Accumulation unit value at end of period ............................................................        10.344
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Scudder International Subaccount
     Accumulation unit value at beginning of period* .....................................................         9.218
     Accumulation unit value at end of period ............................................................         8.873
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Scudder Government Securities Subaccount
     Accumulation unit value at beginning of period* .....................................................        10.053
     Accumulation unit value at end of period ............................................................        10.206
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Scudder Growth Subaccount
     Accumulation unit value at beginning of period* .....................................................         9.362
     Accumulation unit value at end of period ............................................................         9.422
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Scudder High Income (formerly Scudder High Yield) Subaccount
     Accumulation unit value at beginning of period* .....................................................         9.724
     Accumulation unit value at end of period ............................................................        10.230
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Scudder Money Market Subaccount #1
     Accumulation unit value at beginning of period* .....................................................         9.999
     Accumulation unit value at end of period ............................................................         9.983
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Scudder Small Cap Growth Subaccount
     Accumulation unit value at beginning of period* .....................................................         9.475
     Accumulation unit value at end of period ............................................................         9.651
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Scudder Technology Growth Subaccount*
     Accumulation unit value at beginning of period* .....................................................         8.758
     Accumulation unit value at end of period ............................................................         9.308
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)
Scudder Total Return Subaccount
     Accumulation unit value at beginning of period* .....................................................         9.661
     Accumulation unit value at end of period ............................................................         9.627
     Number of accumulation units outstanding at end of period ...........................................             -
     (000's omitted)

*Commencement of Offering on August 2, 2002.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS INCLUDED IN PART B:

        KILICO VARIABLE ANNUITY SEPARATE ACCOUNT

                Report of Independent Accountants

                Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2002

                Statement of Operations for the Year Ended December 31, 2002

                Statements of Changes in Contract Owners' Equity for the Years Ended December 31, 2002 and 2001

                Notes to Financial Statements

        KEMPER INVESTORS LIFE INSURANCE COMPANY AND SUBSIDIARIES

                Report of Independent Accountants

                Kemper Investors Life Insurance Company and Subsidiaries Consolidated Balance Sheets, as of December 31, 2002 and 2001

                Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Operations, years ended December 31, 2002, 2001 and 2000

                Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Comprehensive Income (Loss), years ended December 31, 2002, 2001 and 2000

                Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Stockholder's Equity, years ended December 31, 2002, 2001 and 2000

                Kemper Investors Life Insurance Company and Subsidiaries Consolidated Statements of Cash Flows, years ended December 31, 2002, 2001 and 2000

                Notes to Consolidated Financial Statements

(b) EXHIBITS:

   /4/  1.1     A copy of resolution of the Board of Directors of Kemper
                Investors Life Insurance Company dated September 13, 1977

   /4/  1.2     A copy of Record of Action of Kemper Investors Life Insurance
                Company dated April 15, 1983

        2.      Not Applicable

   /3/  3.1     Distribution Agreement between Investors Brokerage Services,
                Inc. and KILICO

   /1/  3.2     Addendum to Selling Group Agreement of Kemper Financial
                Services, Inc.

   /2/  3.3     Selling Group Agreement of Investors Brokerage Services, Inc.

   /15/ 4.1 Form of Group Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract

   /15/ 4.2 Form of Certificate to Group Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract and Unisex Rider

   /15/ 4.3 Form of Individual Flexible Premium Modified Guaranteed, Fixed and Variable Deferred Annuity Contract

   /15/ 4.4     Unisex Rider (See Exhibit 4.2)

   /8/ 4.5      Form of Qualified Plan Rider

   /8/ 4.6      Form of SIMPLE IRA - Individual Retirement Annuity Supplemental
                Rider

   /8/ 4.7 Form of Amendment to Contract to Qualify a Roth Individual Retirement Annuity

   /8/ 4.8      Form of 457 Deferred Compensation Rider

   /8/ 4.9      Form of Individual Retirement Annuity Rider

   /15/ 4.10(a) Form of Optional Enhanced Death Benefit Rider: Option 1

   /15/ 4.10(b) Form of Optional Enhanced Death Benefit Rider: Option 2

   /9/ 4.11     Form of Disability Rider

   /9/ 4.12     Form of Nursing Care Rider

   /9/ 4.13     Form of ERISA Loan Rider

   /8/ 5.1      Form of Group Master Application

   /15/ 5.2     Form of Individual Application

   /3/  6.      Kemper Investors Life Insurance Company articles of
                incorporation and by-laws

        7.      Not Applicable

   /12/ 8.1(a)  Fund Participation Agreement by and among The Alger American
                Fund, Kemper Investors Life Insurance Company and Fred Alger & Company Incorporated

   /12/ 8.1(b)  Service Agreement between Fred Alger Management, Inc. and Kemper
                Investors Life Insurance Company

    /5/ 8.2(a)  Participation Agreement By and Among Kemper Investors Life
                Insurance Company and Warburg, Pincus Trust and Credit Suisse Asset Management, LLC (successor to Warburg Pincus Asset Management, Inc.) and Credit Suisse Asset Management Securities, Inc. (f/k/a Counsellors Securities Inc.)

   /13/ 8.2(b)  Service Agreement between Credit Suisse Asset Management, LLC
                (successor to Warburg Pincus Asset Management, Inc.) and Federal Kemper Life Assurance Company and Kemper Investors Life Insurance Company

   /10/ 8.2(c)  Restatement of Participation Agreement among Counsellors
                Securities Inc., Warburg Pincus Asset Management, Inc. and/or the Warburg Pincus Funds and Kemper Investors Life Insurance Company

   /11/ 8.3(a)  Fund Participation Agreement between Kemper Investors Life
                Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.

   /12/ 8.3(b)  November 1, 1999 Amendment to Fund Participation Agreement
                between Kemper Investors Life Insurance Company and The Dreyfus Socially Responsible Growth Fund, Inc.

   /12/ 8.3(c)  Administrative Services Agreement by and between The Dreyfus
                Corporation and Kemper Investors Life Insurance Company

   /12/ 8.3(d)  November 1, 1999 Amendment to Administrative Services Agreement
                by and between The Dreyfus Corporation and Kemper Investors Life Insurance Company

   /6/  8.4(a)  Participation Agreement between Kemper Investors Life Insurance
                Company and Scudder Variable Life Investment Fund (now known as Scudder Variable Series I)

   /6/  8.4(b)  Participating Contract and Policy Agreement between Kemper
                Investors Life Insurance Company and Scudder Kemper Investments, Inc.

   /6/  8.4(c)  Indemnification Agreement between Kemper Investors Life
                Insurance Company and Scudder Kemper Investments, Inc.

   /5/  8.5     Fund Participation Agreement among Kemper Investors Life
                Insurance Company, Kemper Investors Fund (now known as Scudder
                Variable Series II), Zurich Kemper Investments, Inc. and Kemper
                Distributors, Inc.

   /14/ 8.6(a)  Form of Fund Participation Agreement by and among Kemper
                Investors Life Insurance Company, INVESCO Variable Investment Funds, Inc., INVESCO Funds Group, Inc. and INVESCO Distributors, Inc.

   /14/ 8.6(b)  Form of Administrative Services Agreement by and between INVESCO
                Funds Group, Inc., INVESCO Variable Investment Funds, Inc. and Kemper Investors Life Insurance Company

   /16/ 8.7(a)  Fund Participation Agreement among Kemper Investors Life
                Insurance Company, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation

   /17/ 8.7(b)  Third Amendment to Fund Participation Agreement among Kemper
                Investors Life Insurance Company, Fidelity Variable Insurance Products Fund and Fidelity Distributors Corporation

   /16/ 8.7(c)  Fund Participation Agreement among Kemper Investors Life
                Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation

   /18/ 8.7(d)  Amendment to Fund Participation Agreement among Kemper Investors
                Life Insurance Company, Fidelity Variable Insurance Products Fund II and Fidelity Distributors Corporation

   /2/  8.8(a)  Fund Participation Agreement among Kemper Investors Life
                Insurance Company, Janus Aspen Series and Janus Capital Corporation

   /19/ 8.8(b)  Service Agreement between Kemper Investors Life Insurance
                Company and Janus Capital Corporation

   /20/ 8.9 Fund Participation Agreement by and between Kemper Investors Life Insurance Company and American Century Investment Management, Inc.

   /21/ 8.10    Fund Participation Agreement between Kemper Investors Life
                Insurance Company and J.P. Morgan Series Trust II

   /14/ 8.11    Participation Agreement among Franklin Templeton Variable
                Insurance Products Trust, Franklin Templeton Distributors,
                Inc. and Kemper Investor's Life Insurance Company

   /15/ 9.      Opinion and Consent of Counsel

        10.     Consent of PricewaterhouseCoopers LLP, independent accountants

        11.     Not Applicable

        12.     Not Applicable

   /22/ 13.     Schedules for Computation of Performance Calculations

   /7/  17.1    Schedule III: Supplementary Insurance Information (years ended
                December 31, 2002 and 2001)

   /7/  17.2    Schedule IV: Reinsurance (year ended December 31, 2002)

   /23/ 17.3    Schedule IV: Reinsurance (year ended December 31, 2001)

   /24/ 17.4    Schedule IV: Reinsurance (year ended December 31, 2000)

   /7/  17.5    Schedule V: Valuation and qualifying accounts (year ended
                December 31, 2002)

   /23/ 17.6    Schedule V: Valuation and qualifying accounts (year ended
                December 31, 2001)

   /24/ 17.7    Schedule V: Valuation and qualifying accounts (year ended
                December 31, 2000)

----------

/1/ Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 27, 1995.

/2/ Incorporated by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about September 14, 1995.

/3/ Incorporated by reference to Exhibits filed with the Registration Statement on Form S-1 for KILICO (File No. 333-02491) filed on or about April 12, 1996.

/4/ Incorporated by reference to the Registration Statement on Form N-4 for the Registrant (File No. 333-22375) filed on or about February 26, 1997.

/5/ Incorporated by reference to Amendment No. 3 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 8, 1998.

/6/ Incorporated by reference to Amendment No. 5 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 20, 1999.

/7/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2002 filed on or about March 27, 2003.

/8/ Incorporated by reference to the Initial Registration Statement on Form S-1 for KILICO (File No. 333-61204) filed on or about May 18, 2001.

/9/ Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-61194) filed on or about October 12, 2001.

/10/ Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-22375) filed on or about September 14, 1999.

/11/ Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1999.

/12/ Incorporated by reference to Amendment No. 6 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 17, 2000.

/13/ Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6 (File No. 33-79808) filed on or about April 30, 1997.

/14/ Incorporated by reference to Amendment No. 7 to the Registration Statement on Form S-1 (File No. 333-22389) filed on or about April 26, 2001.

/15/ Incorporated by reference to the Initial Registration Statement on Form N-4 for the Registrant (File No. 333-86046) filed on or about April 11, 2002.

/16/ Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 1996.

/17/ Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-88845) filed on or about December 29, 1999.

/18/ Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form S-6 (File No. 33-65399) filed on or about April 23, 1999.

/19/ Incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 28, 1997.

/20/ Incorporated by reference to the Initial Registration Statement on Form S-1 (File No. 333-32840) filed on or about March 20, 2000.

/21/ Incorporated by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

/22/ Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-86046) filed on or about July 9, 2002.

/23/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2001 filed on or about March 29, 2002.

/24/ Incorporated by reference to Form 10-K for Kemper Investors Life Insurance Company for fiscal year ended December 31, 2000 filed on or about March 28, 2001.

ITEM 25. DIRECTORS AND OFFICERS OF KEMPER INVESTORS LIFE INSURANCE COMPANY

        The directors and principal officers of KILICO are listed below together with their current positions. The address of each officer and director is 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

                  NAME                                               OFFICE WITH KILICO
--------------------------------------------       --------------------------------------------------------------
Gale K. Caruso..............................       President, Chief Executive Officer and Director
Frederick L. Blackmon.......................       Executive Vice President, Chief Financial Officer and Director
Russell M. Bostick..........................       Executive Vice President and Chief Information Officer
Mark A. Davis...............................       Executive Vice President and Chief Actuary
Edward K. Loughridge........................       Executive Vice President and Corporate Development Officer
Debra P. Rezabek............................       Executive Vice President, General Counsel, Corporate Secretary
                                                    and Director
Richard M. Sousa............................       Executive Vice President and Director
George Vlaisavljevich.......................       Executive Vice President and Director
Martin D. Feinstein.........................       Chairman of the Board

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE INSURANCE COMPANY OR REGISTRANT

        Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement on Form N-4 (File No. 2-72671) filed on or about April 26, 2000.

ITEM 27. NUMBER OF CONTRACT OWNERS

        At March 31, 2003, the Registrant had approximately 43 qualified and non-qualified Scudder ZS4 Contract Owners.

        At March 31, 2003, the Registrant had approximately 4 qualified and non-qualified Zurich Archway Contract Owners.

ITEM 28. INDEMNIFICATION

        To the extent permitted by law of the State of Illinois and subject to all applicable requirements thereof, Article VI of the By-Laws of Kemper Investors Life Insurance Company ("KILICO") provides for the indemnification of any person against all expenses (including attorneys fees), judgments, fines, amounts paid in settlement and other costs actually and reasonably incurred by him in connection with any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative in which he is a party or is threatened to be made a party by reason of his being or having been a director, officer, employee or agent of KILICO, or serving or having served, at the request of KILICO, as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, or by reason of his holding a fiduciary position in connection with the management or administration of retirement, pension, profit sharing or other benefit plans including, but not limited to, any fiduciary liability under the Employee Retirement Income Security Act of 1974 and any amendment thereof, if he acted in good faith and in a manner he reasonably believed to be in and not opposed to the best interests of KILICO, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that he did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of KILICO, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. No indemnification shall be made in respect of any claim, issue or matter as to which a director or officer shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the company, unless and only to the extent that the court in which such action or suit was brought or other court of competent jurisdiction shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, he is fairly and reasonably entitled to indemnity for such expenses as the court shall deem proper.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, employees or agents of KILICO pursuant to the foregoing provisions, or otherwise, KILICO has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by KILICO of expenses incurred or paid by a director, officer, employee of agent of KILICO in the successful defense of any action, suit or proceeding) is asserted by such director, officer, employee or agent of KILICO in connection with variable annuity contracts, KILICO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by KILICO is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

ITEM 29.(a) PRINCIPAL UNDERWRITER

        Investors Brokerage Services, Inc., a wholly owned subsidiary of Kemper Investors Life Insurance Company, acts as principal underwriter for KILICO Variable Annuity Separate Account, KILICO Variable Separate Account, Kemper Investors Life Insurance Company Variable Annuity Account C and FKLA Variable Separate Account.

ITEM 29.(b) INFORMATION REGARDING PRINCIPAL UNDERWRITER, INVESTORS BROKERAGE
            SERVICES, INC.

        The address of each officer is 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

                                                          POSITION AND OFFICES
                    NAME                                    WITH UNDERWRITER
         --------------------------------    -------------------------------------------------
         Gale K. Caruso..................    Chairman and Director
         Michael E. Scherrman............    President and Director
         David S. Jorgensen..............    Vice President and Treasurer
         Thomas K. Walsh.................    Asst. Vice President and Chief Compliance Officer
         Debra P. Rezabek................    Secretary
         Frank J. Julian.................    Assistant Secretary
         Allen R. Reed...................    Assistant Secretary
         George Vlaisavljevich...........    Director

ITEM 29.(C)

        Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

        Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by Kemper Investors Life Insurance Company at its home office at 1600 McConnor Parkway, Schaumburg, Illinois 60196-6801.

ITEM 31. MANAGEMENT SERVICES

        Not applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATION

        a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

        b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

        c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

REPRESENTATION REGARDING FEES AND CHARGES PURSUANT TO SECTION 26 OF THE INVESTMENT COMPANY ACT OF 1940

        Kemper Investors Life Insurance Company ("KILICO") represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by KILICO.

REPRESENTATION REGARDING CONTRACTS ISSUED TO PARTICIPANTS OF TAX-SHELTERED ANNUITY PROGRAMS

        KILICO, depositor and sponsor of Registrant, KILICO Variable Annuity Separate Account (the "Separate Account"), and Investors Brokerage Services, Inc. ("IBS"), the principal underwriter of the Group Flexible Premium Fixed, Market Value Adjusted and Variable Deferred Annuity Contracts (the "Contracts") issued by Registrant, will issue the Contracts to participants in IRC 403(b) Tax-Sheltered Annuity Programs in reliance upon, and in compliance with, the no-action letter dated November 28, 1988 to American Council of Life Insurance. In connection therewith, KILICO, the Separate Account and IBS represent that they will:

        1. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in each registration statement, including the Prospectus, used in connection with IRC 403(b) Tax-Sheltered Annuity Programs;

        2. Include appropriate disclosure regarding the restrictions on redemptions imposed by IRC Section 403(b)(11) in any sales literature used in connection with the offer of Contracts to 403(b) participants;

        3. Instruct salespeople who solicit participants to purchase Contracts specifically to bring the restrictions on redemption imposed by 403(b)(11) to the attention of potential participants; and

        4. Obtain from each participant who purchases an IRC Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by IRC Section 403(b) and the investment alternatives available under the employer's IRC Section 403(b) arrangement, to which the participant may elect to transfer his or her contract value.

REPRESENTATION REGARDING CONTRACTS ISSUED TO PARTICIPANTS IN THE TEXAS OPTIONAL RETIREMENT PROGRAM.

        KILICO, depositor and sponsor of the registrant KILICO Variable Annuity Separate Account, and Investors Brokerage Services, Inc., the principal underwriter of the periodic payment variable annuity contracts (the "Contracts") issued by the registrant, will issue the Contracts to participants in the Texas Optional Retirement Program ("Program") in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940, and represent that they will:

        1. Include appropriate disclosure regarding the restrictions on redemptions imposed by the Program in each registration statement, including the prospectus, used in connection with the Program;

        2. Include appropriate disclosure regarding the restrictions on redemption imposed by the Program in any sales literature used in connection with the offer of annuity contracts to Program participants;

        3. Instruct salespeople who solicit Program participants to purchase annuity contracts specifically to bring the restrictions on redemption imposed by the Program to the attention of potential Program participants; and

        4. Obtain from each Program participant who purchases an annuity contract in connection with the Program, prior to or at the time of such purchase, a signed statement acknowledging the restrictions on redemption imposed by the Program.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, KILICO Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Schaumburg and State of Illinois on the 25th day of April, 2003.

                           KILICO VARIABLE ANNUITY SEPARATE ACCOUNT
                           (Registrant)
                           By: Kemper Investors Life Insurance Company

                           BY: /s/  Gale K. Caruso
                               -------------------------------------------------
                           Gale K. Caruso, President and Chief Executive Officer


                           KEMPER INVESTORS LIFE INSURANCE COMPANY
                           (Depositor)

                           BY: /s/  Gale K. Caruso
                               -------------------------------------------------
                           Gale K. Caruso, President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following directors and principal officers of Kemper Investors Life Insurance Company in the capacities indicated on the 25th day of April, 2003.

       Signature                                     Title
---------------------------       -----------------------------------------------------
/s/ Gale K. Caruso                President, Chief Executive Officer and Director
---------------------------        (Principal Executive Officer)
Gale K. Caruso

/s/ Frederick L. Blackmon         Executive Vice President, Chief Financial Officer and
---------------------------        Director (Principal Financial Officer and Principal
Frederick L. Blackmon              Accounting Officer)


/s/ Martin D. Feinstein           Chairman of the Board
---------------------------
Martin D. Feinstein

/s/ Debra P. Rezabek              Director
---------------------------
Debra P. Rezabek

/s/ Richard M. Sousa              Director
---------------------------
Richard M. Sousa

/s/ George Vlaisavljevich         Director
---------------------------
George Vlaisavljevich

                                  EXHIBIT LIST

                                                                                 Sequentially
Exhibit                                                                          Numbered
Number        Description                                                        Pages
------        -----------                                                        -----
10           Consent of PricewaterhouseCoopers, LLP, Independent Accountants.